UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Rachael M. Zufall, Esq.

College Retirement Equities Fund

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2019

Item 1. Reports to Stockholders.

Annual Report  ■  December 31, 2019

College Retirement
Equities Fund

The annual report contains the audited financial statements.

Account name	Class R1	Class R2	Class R3
Stock Account	QCSTRX	QCSTPX	QCSTIX
Global Equities Account	QCGLRX	QCGLPX	QCGLIX
Growth Account	QCGRRX	QCGRPX	QCGRIX
Equity Index Account	QCEQRX	QCEQPX	QCEQIX
Bond Market Account	QCBMRX	QCBMPX	QCBMIX
Inflation-Linked Bond Account	QCILRX	QCILPX	QCILIX
Social Choice Account	QCSCRX	QCSCPX	QCSCIX
Money Market Account	QCMMRX	QCMMPX	QCMMIX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the CREF Accounts’ (the “Accounts”) annual and semiannual reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive these reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive reports and other communications from the Accounts electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you hold your Account units through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Account units.

If you invest in the Accounts through a TIAA Account, you may elect to continue to receive all future reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 877-518-9161 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all funds held through your financial intermediary or, if you invest through a TIAA Account, to all funds held with the Accounts and any other investment companies within the same group of related investment companies.

Understanding this report

This annual report contains information about the CREF variable annuity accounts and describes their results for the twelve months ended December 31, 2019. The report contains four main sections:

•	A letter to participants from Carol Deckbar, Principal Executive Officer, CREF; Executive Vice President, TIAA Institutional Investments and Endowment Services.
•	The account performance section compares each account’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each account had investments as of December 31, 2019.
•	The financial statements provide detailed information about the operations and financial condition of each account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any account, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 877-518-9161. We urge you to read the prospectus carefully before investing.

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Letter to CREF participants

Global stock markets started 2019 with a powerful rally and went on to post strong gains for the full year. The U.S. economy continued to grow at a steady pace, bolstered by a historically strong labor market that drove the unemployment rate to a 50-year low. Wages grew while inflation remained moderate. The Federal Reserve, which had raised the federal funds target rate nine times from 2015 to 2018, changed course and lowered the rate three times in 2019; bond yields also declined. International stocks advanced despite concerns about growth in certain foreign economies and the global impact of trade tensions between the United States and China. Central banks around the world generally maintained accommodative monetary policies.

•	All five CREF accounts with significant exposure to U.S. equities posted solid gains, ranging from 20.5% for the Social Choice Account to 31.3% for the Growth Account.
•	The Bond Account rose 8.8%, while the Inflation-Linked Bond Account returned 6.3%.
•	For the period, three accounts outperformed and five others lagged their respective benchmarks. All account returns are for Class R1.

CREF performance review

For the twelve-month period, all eight of the CREF accounts advanced. Overall, equity returns outpaced fixed-income gains. Domestic growth stocks outperformed value shares, while large-cap stocks outperformed small- and mid-cap equities. Furthermore, domestic stocks generally outperformed international equities.

Focusing on individual account performances, the Stock Account, which is the largest CREF account in terms of net assets, gained 27.1% but underperformed its composite benchmark due to certain stock allocations. The Growth Account climbed 31.3% but also trailed its benchmark. The Global Equities Account outpaced its benchmark with a gain of 28.0% as a result of favorable stock allocations, including an overweight position in Apple. The Equity Index Account advanced 30.4% but underperformed its benchmark.

The Bond Market Account’s 8.8% gain exceeded the return of its benchmark. The Inflation-Linked Bond Account rose 6.3% but trailed its benchmark, while the Money Market Account also trailed its average. The Social Choice Account, which excludes certain stocks due to environmental, social and governance criteria, advanced 20.5%, outperforming its composite benchmark.

For more information regarding the performance of the CREF accounts, please see the commentaries starting on page 10.

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U.S. equities experienced a banner year

The domestic stock market, as represented by the broad-based Russell 3000® Index, gained 31.0% for the twelve months. Foreign equities, as measured in U.S.-dollar terms by the MSCI EAFE® Index, rose 22.0%. U.S. investment-grade fixed-rate bonds, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, advanced 8.7%. Yields on U.S. Treasury securities of all maturities declined, pushing bond prices higher (bond yields move in the opposite direction of prices).

Carol Deckbar

A prudent approach to pursuing long-term financial goals

As we enter a new decade, it’s worth taking a moment to appreciate the past ten years. The U.S. economy has enjoyed a steady multiyear expansion, and global financial markets have prospered. But there were moments when continued growth appeared far from certain, and investors experienced periods of higher volatility along the way. As we begin a new year with a presidential election in November, some analysts anticipate further gains while others expect increased volatility. Surely, no one can predict where markets are headed in the future. But those uncertainties and unavoidable periods of higher volatility should not distract investors from their long-term investment goals. We believe a well-balanced and diversified portfolio of different asset classes can be a prudent strategy to help investors manage through the inevitable fluctuations of the financial markets. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

As always, we recommend that you speak with your financial advisor or call a TIAA financial consultant with any questions about your investments. To learn more, visit us at TIAA.org or call 800-842-2252. We would be happy to assist you.

/s/ Carol W. Deckbar

Carol W. Deckbar

Principal Executive Officer, CREF

Executive Vice President, TIAA Institutional Investments and Endowment Services

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Information for CREF participants

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings. CREF also files complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the CREF accounts’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the CREF accounts’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-PORT or Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Account management

The CREF Accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.

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About the accounts’ benchmarks

CREF Stock Account

The Account’s composite benchmark is a weighted average of two unmanaged indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market, and the MSCI All Country World (ACWI) ex USA Investable Market Index (IMI), which measures the performance of small-, mid- and large-cap stocks in 48 developed- and emerging-markets nations throughout the world, excluding the United States.

The Morningstar Aggressive Target Risk Index is a broad-based securities market index for the Stock Account and has a 95% global equity market exposure and a multi-asset class exposure that is similar to the Stock Account.

CREF Global Equities Account

The Account’s benchmark is the MSCI All Country World Index (ACWI), which measures the performance of large- and mid-capitalization stocks in 23 developed-markets countries and 26 emerging-markets countries.

CREF Growth Account

The Account’s benchmark is the Russell 1000® Growth Index, a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

CREF Equity Index Account

The Account’s benchmark is the Russell 3000 Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

CREF Bond Market Account

The Account’s benchmark is the Bloomberg Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

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About the accounts’ benchmarks

CREF Inflation-Linked Bond Account

The Account’s benchmark is the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index, which measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

CREF Social Choice Account

The Account’s composite benchmark is a weighted average of three unmanaged indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market; the Bloomberg Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade, fixed-rate bond market; and the MSCI EAFE+Canada Index, which measures stock performance in 22 developed-markets nations, excluding the United States.

The Morningstar Moderate Target Risk Index is a broad-based securities market index for the Social Choice Account. The index has a multi-asset class exposure (60% global equity, 40% global fixed income) that is similar to the Social Choice Account.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the accounts’ latest prospectus.

Russell 1000® and Russell 3000 are trademarks and service marks of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East.

8	2019 Annual Report ■ College Retirement Equities Fund

Important information about expenses

All participants in the CREF Accounts incur ongoing costs, including management fees and other account expenses.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Participants in the CREF Accounts do not incur a sales charge for purchases or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2019–December 31, 2019).

Actual expenses

The first section in each table uses the Account’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second section in the table shows hypothetical account values and expenses based on the Account’s actual expense ratio for each Class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Account with the costs of other accounts. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

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CREF Stock Account

Performance for the twelve months ended December 31, 2019

The CREF Stock Account returned 27.13% for the year, compared with the 28.17% return of its composite benchmark, a weighted average of the Russell 3000® Index and the MSCI All Country World (ACWI) ex USA Investable Market Index (IMI). (All returns for the Account are for Class R1.)

During the twelve-month period, the U.S. economy continued to grow while inflation remained moderate. Unemployment declined to 3.5% in November 2019—matching its lowest level in 50 years—and remained there at the end of the period. Core inflation, which includes all items except food and energy, rose 2.3% for the period. The Federal Reserve, which had raised interest rates over the previous four years, reversed course in 2019, lowering the federal funds target rate three times to 1.50%–1.75%.

The performance of the U.S. stock market, as measured by the Russell 3000 Index, was strong at 31.02%. Growth shares outpaced value stocks, and large-cap equities outperformed both small- and mid-cap shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

The MSCI ACWI ex USA IMI, which measures the performance of small-, mid- and large-cap stocks in 48 developed- and emerging-markets nations throughout the world, excluding the United States, gained 21.63% in U.S.-dollar terms for the twelve months.

Account gained but trailed its composite benchmark

The Account underperformed its benchmark for the twelve months, primarily due to certain equity allocations that did not perform as anticipated. Chief among these was an overweight investment in database management company Teradata, followed by underweight positions in Microsoft and Apple. Offsetting these detractors, the most significant contributors to relative performance were an overweight position in information technology firm ServiceNow, an underweight in biopharmaceutical company AbbVie and an overweight in Mastercard.

The Account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the Account’s accumulation unit value (AUV) is calculated (see the current CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Account’s benchmark. These changes are, however, taken into account to value the Account’s portfolio holdings at the time the Account’s AUV is calculated; these are known as fair value pricing adjustments.

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CREF Stock Account

Performance as of December 31, 2019

Stock Account			Average annual				Estimated
		Total return	total return				annual
	Inception date	1 year	5 years		10 years		operating expenses	*
Class R1	7/31/1952	27.13%	8.68%		10.28%		0.555%
Class R2	4/24/2015	27.38	8.92	†	10.40	†	0.350
Class R3	4/24/2015	27.45	9.00	†	10.44	†	0.300
CREF Stock Account Composite Index§	—	28.17	9.61		10.95		—
Broad market index
Morningstar Aggressive Target Risk Index	—	25.91	8.85		10.09		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
§	As of the close of business on December 31, 2019, the CREF Stock Account Composite Benchmark consisted of: 70.0% Russell 3000® Index and 30.0% MSCI ACWI ex USA IMI. The Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

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CREF Stock Account

$10,000 over 10 years (Class R1)

Ending amounts are as of December 31, 2019. For the purpose of comparison, the graph also shows the change in the values of the Account’s composite benchmark and a broad market index during the same period. The performance of other classes varies due to differences in expense charges.

Expense example

Six months ended December 31, 2019

Stock Account	Beginning account value (7/1/19)	Ending account value (12/31/19)	Expenses paid during period (7/1/19–12/31/19	* )
Actual return
Class R1	$1,000.00	$1,085.40	$2.79
Class R2	1,000.00	1,086.48	1.74
Class R3	1,000.00	1,086.77	1.47
5% annual hypothetical return
Class R1	1,000.00	1,022.53	2.70
Class R2	1,000.00	1,023.54	1.68
Class R3	1,000.00	1,023.79	1.43

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2019. The Account’s annualized six-month expense ratios for that period were 0.53% for Class R1, 0.33% for Class R2 and 0.28% for Class R3.

For more information about this expense example, please see page 9.

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CREF Stock Account

Actual expenses

Net expense ratio for the one-year period ended 12/31/2019
Class R1	0.55%
Class R2	0.35%
Class R3	0.30%

Account profile

as of 12/31/2019
Net assets	$119.33 billion
Portfolio turnover rate	60%
Number of holdings	9,894
Weighted median market capitalization	$56.12 billion
Price/earnings ratio (weighted 12-month trailing average)†	23.0

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition

Sector	% of net assets as of 12/31/2019
Information technology	18.8
Financials	15.2
Health care	12.4
Industrials	10.7
Consumer discretionary	10.6
Communication services	8.5
Consumer staples	6.9
Materials	4.6
Energy	4.5
Real estate	3.8
Utilities	2.8
Short-term investments, other assets & liabilities, net	1.2
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2019
More than $50 billion	52.7
More than $15 billion–$50 billion	21.6
More than $2 billion–$15 billion	21.0
$2 billion or less	4.7
Total	100.0

Holdings by country

% of portfolio investments as of 12/31/2019
United States	67.0
Japan	5.0
United Kingdom	3.5
China	2.6
France	2.2
Canada	1.9
Switzerland	1.7
Germany	1.5
69 other nations	12.4
Short-term investments	2.2
Total	100.0

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CREF Global Equities Account

Performance for the twelve months ended December 31, 2019

The CREF Global Equities Account returned 27.96% for the year, compared with the 26.60% return of its benchmark, the MSCI All Country World Index (ACWI). (All returns for the Account are for Class R1.)

International stocks in both developed and emerging markets posted solid gains despite slowing economic growth in many parts of the world. Economies in the euro area grew by an annualized rate of 1.2% in the second and third quarters of 2019, following annualized growth of 1.3% in the first quarter. Economic growth in China slowed through the first nine months of 2019. Japan’s economy posted steady gains through the first half of the year but slowed in the third quarter. The U.S. Federal Reserve lowered the federal funds target rate three times in 2019 to 1.50%–1.75%. The European Central Bank resumed a bond-buying program in November, with a stated target of purchasing more than $20 billion in bonds per month to stimulate the region’s economy.

Most markets within the MSCI ACWI produced gains for the twelve months. When converted from local currencies into U.S. dollars, 44 of the 49 index countries had positive returns, and of those, 22 had U.S.-dollar returns that were equal to or greater than their local-currency returns.

Account outperformed its benchmark

Stock and allocation decisions generally benefited the Account’s performance versus its benchmark. The top three contributors to relative performance were an overweight investment in Apple, which rose strongly during the period, an out-of-benchmark holding in Japanese e-commerce food-industry services provider Infomart and an overweight position in Australian iron ore producer Fortescue Metals Group.

Conversely, overweight positions in India’s Yes Bank and Boeing, as well as an out-of-benchmark holding in Indiabulls Housing Finance, detracted from relative performance.

The Account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the Account’s accumulation unit value (AUV) is calculated (see the current CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Account’s benchmark. These changes are, however, taken into account to value the Account’s portfolio holdings at the time the Account’s AUV is calculated; these are known as fair value pricing adjustments.

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CREF Global Equities Account

Performance as of December 31, 2019

Global Equities Account			Average annual				Estimated
		Total return	total return				annual
	Inception						operating
	date	1 year	5 years		10 years		expenses	*
Class R1	5/1/1992	27.96%	7.69%		8.95%		0.525%
Class R2	4/24/2015	28.21	7.93	†	9.07	†	0.320
Class R3	4/24/2015	28.28	8.01	†	9.10	†	0.270
MSCI All Country World Index	—	26.60	8.41		8.79		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

$10,000 over 10 years (Class R1)

Ending amounts are as of December 31, 2019. For the purpose of comparison, the graph also shows the change in the value of the Account’s benchmark during the same period. The performance of other classes varies due to differences in expense charges.

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CREF Global Equities Account

Expense example

Six months ended December 31, 2019

Global Equities Account	Beginning account value (7/1/19)	Ending account value (12/31/19)	Expenses paid during period (7/1/19–12/31/19	* )
Actual return
Class R1	$1,000.00	$1,094.54	$2.59
Class R2	1,000.00	1,095.63	1.58
Class R3	1,000.00	1,095.93	1.27
5% annual hypothetical return
Class R1	1,000.00	1,022.74	2.50
Class R2	1,000.00	1,023.69	1.53
Class R3	1,000.00	1,024.00	1.22

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2019. The Account’s annualized six-month expense ratios for that period were 0.49% for Class R1, 0.30% for Class R2 and 0.24% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2019
Class R1	0.50%
Class R2	0.31%
Class R3	0.25%

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CREF Global Equities Account

Account profile

as of 12/31/2019
Net assets	$21.32 billion
Portfolio turnover rate	67%
Number of holdings	3,181
Weighted median market capitalization	$86.90 billion
Price/earnings ratio (weighted 12-month trailing average)†	22.4

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition

Sector	% of net assets as of 12/31/2019
Information technology	18.2
Financials	15.0
Consumer discretionary	13.3
Health care	11.5
Industrials	10.1
Communication services	8.8
Consumer staples	7.9
Materials	5.5
Energy	5.1
Real estate	1.9
Utilities	1.6
Short-term investments, other assets & liabilities, net	1.1
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2019
More than $50 billion	62.4
More than $15 billion–$50 billion	21.1
More than $2 billion–$15 billion	15.1
$2 billion or less	1.4
Total	100.0

Holdings by country

% of portfolio investments as of 12/31/2019
United States	53.9
Japan	6.9
United Kingdom	4.8
China	4.3
France	4.0
Switzerland	3.0
Netherlands	2.5
Brazil	2.3
47 other nations	16.6
Short-term investments	1.7
Total	100.0

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CREF Growth Account

Performance for the twelve months ended December 31, 2019

The CREF Growth Account returned 31.33% for the period, compared with the 36.39% return of its benchmark, the Russell 1000® Growth Index. (All returns for the Account are for Class R1.)

During the twelve-month period, the U.S. economy continued to grow while inflation remained moderate. Unemployment declined to 3.5% in November 2019—matching its lowest level in 50 years—and remained there at the end of the period. Core inflation, which includes all items except food and energy, rose 2.3% for the period. The Federal Reserve, which had raised interest rates over the previous four years, reversed course in 2019, lowering the federal funds target rate three times to 1.50%–1.75%.

The performance of the U.S. stock market, as measured by the Russell 3000® Index, was strong at 31.02%. Growth shares outpaced value stocks, and large-cap equities outperformed both small- and mid-cap shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

Account produced a sizable gain but trailed its benchmark

All ten industry sectors in the Russell 1000 Growth Index advanced for the twelve months (utilities are no longer represented). The information technology (up 51.9%), consumer discretionary (up 28.4%) and communication services (up 35.3%) sectors contributed most to the index’s return. Together, these three sectors represented more than 60.0% of the benchmark’s total market capitalization on December 31, 2019. Information technology—the largest sector in the benchmark—was the only one to outpace the index. The financials, materials and real estate sectors each produced solid returns of more than 33.0% but trailed the index. Energy—the benchmark’s smallest sector—gained 8.6% and was the worst performer.

The Account trailed its benchmark for the reporting period. An underweight position in Apple, which gained strongly during the period, detracted most from relative performance. An overweight in Expedia Group was the next-largest detractor, as the online travel booking company posted disappointing third-quarter earnings. An overweight position in food delivery company Grubhub also limited relative returns.

On the plus side, the Account’s underweight position in 3M Company made the largest contribution to its relative return. 3M’s stock declined modestly during the period due to lower sales in China. An underweight position in biopharmaceutical company AbbVie was the second-largest contributor as the stock underperformed due to increased competition for its arthritis medication. The Account was also underweighted in Cisco Systems, which was beneficial because the stock lagged the benchmark.

18	2019 Annual Report ■ College Retirement Equities Fund

CREF Growth Account

Performance as of December 31, 2019
Growth Account		Total return	Average annual total return				Estimated annual
	Inception date	1 year	5 years		10 years		operating expenses	*
Class R1	4/29/1994	31.33%	12.82%		14.23%		0.490%
Class R2	4/24/2015	31.59	13.08	†	14.35	†	0.285
Class R3	4/24/2015	31.66	13.15	†	14.39	†	0.235
Russell 1000® Growth Index	—	36.39	14.63		15.22		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

$10,000 over 10 years (Class R1)

Ending amounts are as of December 31, 2019. For the purpose of comparison, the graph also shows the change in the value of the Account’s benchmark during the same period. The performance of other classes varies due to differences in expense charges.

College Retirement Equities Fund ■ 2019 Annual Report	19

CREF Growth Account

Expense example

Six months ended December 31, 2019
	Beginning account value	Ending account value	Expenses paid during period	*
Growth Account	(7/1/19)	(12/31/19)	(7/1/19–12/31/19)
Actual return
Class R1	$1,000.00	$1,078.59	$2.46
Class R2	1,000.00	1,079.66	1.42
Class R3	1,000.00	1,079.96	1.15
5% annual hypothetical return
Class R1	1,000.00	1,022.84	2.40
Class R2	1,000.00	1,023.84	1.38
Class R3	1,000.00	1,024.10	1.12

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2019. The Account’s annualized six-month expense ratios for that period were 0.47% for Class R1, 0.27% for Class R2 and 0.22% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses
Net expense ratio for the one-year period ended 12/31/2019
Class R1	0.48%
Class R2	0.28%
Class R3	0.23%

20	2019 Annual Report ■ College Retirement Equities Fund

CREF Growth Account

Account profile
as of 12/31/2019
Net assets	$27.92 billion
Portfolio turnover rate	85%
Number of holdings	583
Weighted median market capitalization	$125.23 billion
Price/earnings ratio (weighted 12-month trailing average)†	33.7

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition
Sector	% of net assets as of 12/31/2019
Information technology	36.5
Health care	15.5
Consumer discretionary	15.2
Communication services	13.8
Industrials	8.0
Consumer staples	4.4
Financials	3.7
Materials	1.7
Real estate	0.6
Energy	0.3
Short-term investments, other assets & liabilities, net	0.3
Total	100.0
Holdings by company size
Market capitalization	% of equity investments as of 12/31/2019
More than $50 billion	71.5
More than $15 billion–$50 billion	21.1
More than $2 billion–$15 billion	7.3
$2 billion or less	0.1
Total	100.0

College Retirement Equities Fund ■ 2019 Annual Report	21

CREF Equity Index Account

Performance for the twelve months ended December 31, 2019

The CREF Equity Index Account returned 30.40% for the year, compared with the 31.02% return of its benchmark, the Russell 3000® Index. (All returns for the Account are for Class R1.)

For the twelve-month period, the Account’s return underperformed that of its benchmark index due to the effect of expenses. The Account’s return includes a deduction for expenses, while the benchmark’s does not. The Account had a risk profile similar to that of its benchmark.

During the twelve-month period, the U.S. economy continued to grow while inflation remained moderate. Unemployment declined to 3.5% in November 2019—matching its lowest level in 50 years—and remained there at the end of the period. Core inflation, which includes all items except food and energy, rose 2.3% for the period. The Federal Reserve, which had raised interest rates over the previous four years, reversed course in 2019, lowering the federal funds target rate three times to 1.50%–1.75%.

The performance of the U.S. stock market, as measured by the Russell 3000 Index, was strong across investment styles and capitalization sizes. Growth shares outpaced value stocks, and large-cap equities outperformed both small- and mid-cap shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

Information technology led the benchmark higher

All eleven sectors in the benchmark delivered positive performance for the twelve months. Information technology (up 49.3%)—the largest sector in the benchmark—and financials (up 30.8%) contributed most to the index’s return. Health care (up 21.9%) and industrials (up 30.0%) also made strong contributions. Together, these four sectors represented almost 60.0% of the benchmark’s total market capitalization on December 31, 2019. Communication services, consumer discretionary and consumer staples were also beneficial. Real estate, utilities and materials posted double-digit gains but had less of an impact on the benchmark’s overall return due to their smaller weightings. Energy (up 9.6%) was the worst performer.

For the twelve-month period, three of the benchmark’s five largest stocks outperformed the benchmark’s overall return. Apple’s stock nearly doubled, while Microsoft also had a sizeable gain. Facebook was next, rising on strong revenue growth. Alphabet, the parent company of Google, advanced, but it lagged the benchmark due to tepid earnings gains and increasing regulatory and political scrutiny. Amazon.com also posted gains but was hurt by two quarters of lower-than-expected earnings.

22	2019 Annual Report ■ College Retirement Equities Fund

CREF Equity Index Account

Performance as of December 31, 2019
Equity Index Account		Total return	Average annual total return				Estimated annual
	Inception date	1 year	5 years		10 years		operating expenses	*
Class R1	4/29/1994	30.40%	10.68%		12.91%		0.470%
Class R2	4/24/2015	30.66	10.93	†	13.04	†	0.265
Class R3	4/24/2015	30.73	11.01	†	13.08	†	0.215
Russell 3000® Index	—	31.02	11.24		13.42		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

$10,000 over 10 years (Class R1)

Ending amounts are as of December 31, 2019. For the purpose of comparison, the graph also shows the change in the value of the Account’s benchmark during the same period. The performance of other classes varies due to differences in expense charges.

College Retirement Equities Fund ■ 2019 Annual Report	23

CREF Equity Index Account

Expense example

Six months ended December 31, 2019
	Beginning account value	Ending account value	Expenses paid during period	*
Equity Index Account	(7/1/19)	(12/31/19)	(7/1/19–12/31/19)
Actual return
Class R1	$1,000.00	$1,101.29	$2.33
Class R2	1,000.00	1,102.38	1.32
Class R3	1,000.00	1,102.68	1.01
5% annual hypothetical return
Class R1	1,000.00	1,022.99	2.24
Class R2	1,000.00	1,023.95	1.28
Class R3	1,000.00	1,024.25	0.97

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2019. The Account’s annualized six-month expense ratios for that period were 0.44% for Class R1, 0.25% for Class R2 and 0.19% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses
Net expense ratio for the one-year period ended 12/31/2019
Class R1	0.46%
Class R2	0.26%
Class R3	0.21%

24	2019 Annual Report ■ College Retirement Equities Fund

CREF Equity Index Account

Account profile
as of 12/31/2019
Net assets	$20.27 billion
Portfolio turnover rate	2%
Number of holdings	2,742
Weighted median market capitalization	$93.53 billion
Price/earnings ratio (weighted 12-month trailing average)†	26.9

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition
Sector	% of net assets as of 12/31/2019
Information technology	22.4
Health care	14.0
Financials	13.4
Consumer discretionary	10.0
Industrials	9.8
Communication services	9.4
Consumer staples	6.4
Energy	4.0
Real estate	3.9
Utilities	3.2
Materials	2.8
Short-term investments, other assets & liabilities, net	0.7
Total	100.0
Holdings by company size
Market capitalization	% of equity investments as of 12/31/2019
More than $50 billion	61.4
More than $15 billion–$50 billion	19.5
More than $2 billion–$15 billion	16.2
$2 billion or less	2.9
Total	100.0

College Retirement Equities Fund ■ 2019 Annual Report	25

CREF Bond Market Account

Performance for the twelve months ended December 31, 2019

The CREF Bond Market Account returned 8.75% for the year, compared with the 8.72% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. (All returns for the Account are for Class R1.)

During the twelve-month period, the U.S. economy continued to grow while inflation remained moderate. Unemployment declined to 3.5% in November 2019—matching its lowest level in 50 years—and remained there at the end of the period. Core inflation, which includes all items except food and energy, rose 2.3% for the period. The Federal Reserve, which had raised interest rates over the previous four years, reversed course in 2019, lowering the federal funds target rate three times to 1.50%–1.75%. Yields on U.S. Treasury securities of all maturities declined during the year, boosting bond prices (bond yields move in the opposite direction of prices).

The European Central Bank left its low benchmark interest rates largely unchanged during the period. In November 2019, however, the central bank restarted a bond-buying program with a target of purchasing more than $20 billion in bonds per month to stimulate the region’s economy. The Bank of England left its benchmark interest rate of 0.75% unchanged.

Fund surpassed its benchmark, driven by strength in corporate bonds

All of the sectors in the Bloomberg Barclays U.S. Aggregate Bond Index produced positive returns for the twelve-month period. Corporate bonds, which accounted for 24.9% of the index’s total market capitalization on December 31, 2019, advanced 14.6% and were a primary driver of the benchmark’s overall performance. U.S. Treasuries, the largest index sector with a weight of 39.3%, returned 6.9%. Mortgage-backed securities, the benchmark’s second-largest sector at 26.9%, rose 6.5%.

The Account outperformed its benchmark during the period, primarily due to an overweight position and strong security selection in corporate bonds. Overweight positions in asset-backed securities, commercial mortgage-backed securities and municipal bonds also contributed.

Conversely, the Account’s interest-rate positioning dampened its performance versus the benchmark as rates generally fell during the period, and the Account’s duration profile was shorter than the benchmark for most of the year.

26	2019 Annual Report ■ College Retirement Equities Fund

CREF Bond Market Account

Performance as of December 31, 2019

Bond Market Account			Average annual				Estimated
		Total return	total return				annual
	Inception						operating
	date	1 year	5 years		10 years		expenses	*
Class R1	3/1/1990	8.75%	3.04%		3.74%		0.525%
Class R2	4/24/2015	8.97	3.27	†	3.85	†	0.320
Class R3	4/24/2015	9.03	3.34	†	3.89	†	0.270
Bloomberg Barclays U.S. Aggregate Bond Index	—	8.72	3.05		3.75		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

$10,000 over 10 years (Class R1)

Ending amounts are as of December 31, 2019. For the purpose of comparison, the graph also shows the change in the value of the Account’s benchmark during the same period. The performance of other classes varies due to differences in expense charges.

College Retirement Equities Fund ■ 2019 Annual Report	27

CREF Bond Market Account

Expense example

Six months ended December 31, 2019

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
Bond Market Account	(7/1/19)	(12/31/19)	(7/1/19–12/31/19)
Actual return
Class R1	$1,000.00	$1,023.41	$2.45
Class R2	1,000.00	1,024.43	1.43
Class R3	1,000.00	1,024.71	1.12
5% annual hypothetical return
Class R1	1,000.00	1,022.79	2.45
Class R2	1,000.00	1,023.79	1.43
Class R3	1,000.00	1,024.10	1.12

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2019. The Account’s annualized six-month expense ratios for that period were 0.48% for Class R1, 0.28% for Class R2 and 0.22% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2019
Class R1	0.50%
Class R2	0.30%
Class R3	0.25%

28	2019 Annual Report ■ College Retirement Equities Fund

CREF Bond Market Account

Account profile

as of 12/31/2019
Net assets	$14.19 billion
Portfolio turnover rate	85%
Portfolio turnover rate, excluding mortgage dollar-roll transactions	79%
Number of issues	1,885
Option-adjusted duration‡	5.70 years
Average maturity§	7.89 years

‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition

% of net assets
Sector	as of 12/31/2019
Corporate bonds	27.1
Mortgage-backed securities	23.8
Foreign government & corporate bonds denominated in U.S. dollars	13.0
U.S. Treasury securities	10.6
Asset-backed securities	8.6
Commercial mortgage-backed securities	7.3
Municipal bonds	5.1
U.S. agency securities	2.2
Bank loan obligations	0.4
Preferred stock	0.2
Short-term investments, other assets & liabilities, net	1.7
Total	100.0

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 12/31/2019
Less than 1 year	5.9
1–3 years	16.7
3–5 years	21.9
5–10 years	38.1
Over 10 years	17.4
Total	100.0

Holdings by credit quality

% of fixed-income investments
(excluding short-term investments)
as of 12/31/2019
U.S. Treasury & U.S. agency securities*	35.4
Aaa/AAA	14.3
Aa/AA	9.5
A/A	14.8
Baa/BBB	22.1
Ba/BB	1.5
B/B	0.9
Below B/B	0.3
Non-rated	1.2
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

College Retirement Equities Fund ■ 2019 Annual Report	29

CREF Inflation-Linked Bond Account

Performance for the twelve months ended December 31, 2019

The CREF Inflation-Linked Bond Account returned 6.27% for the period, compared with the 6.85% return of its benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. (All returns for the Account are for Class R1.)

During the twelve-month period, the U.S. economy continued to grow while inflation remained moderate. Unemployment declined to 3.5% in November 2019—matching its lowest level in 50 years—and remained there at the end of the period. Core inflation, which includes all items except food and energy, rose 2.3% for the period. The Federal Reserve, which had raised interest rates over the previous four years, reversed course in 2019, lowering the federal funds target rate three times to 1.50%–1.75%. Yields on U.S. Treasury securities of all maturities declined during the year, boosting bond prices (bond yields move in the opposite direction of prices).

The European Central Bank left its low benchmark interest rates largely unchanged during the period. In November 2019, however, the central bank restarted a bond-buying program with a target of purchasing more than $20 billion in bonds per month to stimulate the region’s economy. The Bank of England left its benchmark interest rate of 0.75% unchanged.

TIPS trailed the broader bond market

For the twelve months, the return of the TIPS 1–10 Year Index trailed the 8.72% return of the broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. Continued economic growth and declining bond yields resulted in solid gains for most fixed-income securities. However, the core inflation rate remained moderate, which tended to limit the returns of Treasury inflation-protected securities.

The Account underperformed its benchmark primarily due to its expense charge. The Account’s return includes a deduction for expenses, while the benchmark’s return does not. Since the Account’s portfolio resembled the composition of its benchmark, the above discussion of the benchmark’s performance also applies to the Account’s performance.

During the period, the Account’s portfolio managers kept the Account’s duration—a measure of its sensitivity to interest-rate changes—close to that of the TIPS 1–10 Year Index. This strategy helped the Account’s risk and reward characteristics to more closely resemble those of its benchmark.

30	2019 Annual Report ■ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Performance as of December 31, 2019

Inflation-Linked Bond Account			Average annual				Estimated
		Total return	total return				annual
	Inception						operating
	date	1 year	5 years		10 years		expenses	*
Class R1	5/1/1997	6.27%	1.75%		2.71%		0.475%
Class R2	4/24/2015	6.48	1.98	†	2.83	†	0.270
Class R3	4/24/2015	6.53	2.05	†	2.86	†	0.220
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index	—	6.85	2.36		2.57		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

$10,000 over 10 years (Class R1)

Ending amounts are as of December 31, 2019. For the purpose of comparison, the graph also shows the change in the value of the Account’s benchmark during

College Retirement Equities Fund ■ 2019 Annual Report	31

CREF Inflation-Linked Bond Account

the same period. The performance of other classes varies due to differences in expense charges.

Expense example

Six months ended December 31, 2019

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
Inflation-Linked Bond Account	(7/1/19)	(12/31/19)	(7/1/19–12/31/19)
Actual return
Class R1	$1,000.00	$1,013.49	$2.28
Class R2	1,000.00	1,014.50	1.27
Class R3	1,000.00	1,014.78	1.02
5% annual hypothetical return
Class R1	1,000.00	1,022.94	2.29
Class R2	1,000.00	1,023.95	1.28
Class R3	1,000.00	1,024.20	1.02

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2019. The Account’s annualized six-month expense ratios for that period were 0.45% for Class R1, 0.25% for Class R2 and 0.20% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2019
Class R1	0.46%
Class R2	0.27%
Class R3	0.21%

32	2019 Annual Report ■ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Account profile

as of 12/31/2019
Net assets	$6.63 billion
Portfolio turnover rate	26%
Number of issues	49
Option-adjusted duration‡	4.93 years
Average maturity§	5.26 years

‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition

% of net assets
Sector	as of 12/31/2019
U.S. Treasury securities	97.4
Mortgage-backed securities	1.5
U.S. agency securities	0.8
Short-term investments, other assets & liabilities, net	0.3
Total	100.0

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 12/31/2019
Less than 1 year	0.1
1–3 years	25.4
3–5 years	21.9
5–10 years	51.3
Over 10 years	1.3
Total	100.0

Holdings by credit quality

% of fixed-income investments
(excluding short-term investments)
as of 12/31/2019
U.S. Treasury & U.S. agency securities*	99.7
Non-rated	0.3
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

College Retirement Equities Fund ■ 2019 Annual Report	33

CREF Social Choice Account

Performance for the twelve months ended December 31, 2019

The CREF Social Choice Account returned 20.50% for the year, compared with the 20.46% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE+Canada Index and the Bloomberg Barclays U.S. Aggregate Bond Index. The Account utilizes environmental, social and governance (ESG) criteria, while the benchmark does not. (All returns for the Account are for Class R1.)

Because of its ESG criteria, the Account did not invest in a number of stocks and bonds that were included in the indexes that comprise its composite benchmark. Avoiding these investments produced mixed results, but the net effect was that the Account outperformed its benchmark.

Excluding Pfizer, Berkshire Hathaway and ExxonMobil helped the Account’s domestic equity component to outperform the Russell 3000 Index. On the other hand, leaving out credit card issuer Mastercard, banking giant JPMorgan Chase and AT&T detracted. The Account’s international equity component surpassed the MSCI EAFE+Canada Index. Avoiding energy giant Royal Dutch Shell, British bank HSBC and oil and gas energy giant BP was beneficial, while the exclusion of French luxury-goods company LVMH, Dutch aerospace firm Airbus and Japanese pharmaceutical company Daiichi Sankyo was detrimental.

Account outperformed its benchmark

To compensate for the Account’s exclusion of some stocks, its managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its composite benchmark.

Compared with the Russell 3000 Index, the Account’s domestic investment performance benefited from overweight positions in Netflix, online automotive dealer Copart and financial company S&P Global. Conversely, an underweight position in Facebook, an overweight in energy giant Occidental Petroleum and an underweight in Amazon.com detracted.

In comparison to the MSCI EAFE+Canada Index, the Account’s international segment benefited from overweight investments in Australian iron producer Fortescue Metals Group, the London Stock Exchange and Swedish industrial firm Atlas Copco. In contrast, the Account’s holdings of Japanese conglomerate SoftBank, as well as overweight positions in Canadian mining company Teck Resources and French automaker Renault, limited relative performance.

The Account’s fixed-income component outperformed the 8.72% return of the Bloomberg Barclays U.S. Aggregate Bond Index, benefiting primarily from investments in corporate bonds, municipals and government agency securities.

34	2019 Annual Report ■ College Retirement Equities Fund

CREF Social Choice Account

Performance as of December 31, 2019

Social Choice Account		Total return	Average annual total return				Estimated annual
	Inception date	1 year	5 years		10 years		operating expenses	*
Class R1	3/1/1990	20.50%	6.75%		8.13%		0.495%
Class R2	4/24/2015	20.73	6.99	†	8.25	†	0.290
Class R3	4/24/2015	20.80	7.06	†	8.29	†	0.240
CREF Social Choice Account Composite Index§	—	20.46	7.06		8.52		—
Broad market index
Morningstar Moderate Target Risk Index	—	19.03	6.75		7.72		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
§	As of the close of business on December 31, 2019, the CREF Social Choice Composite Benchmark consisted of: 42.0% Russell 3000® Index, 40.0% Bloomberg Barclays U.S. Aggregate Bond Index and 18.0% MSCI EAFE+ Canada Index. The Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

College Retirement Equities Fund ■ 2019 Annual Report	35

CREF Social Choice Account

$10,000 over 10 years (Class R1)

Ending amounts are as of December 31, 2019. For the purpose of comparison, the graph also shows the change in the values of the Account’s composite benchmark and a broad market index during the same period. The performance of other classes varies due to differences in expense charges.

Expense example

Six months ended December 31, 2019

Social Choice Account	Beginning account value (7/1/19)	Ending account value (12/31/19)	Expenses paid during period (7/1/19–12/31/19	* )
Actual return
Class R1	$1,000.00	$1,069.89	$2.45
Class R2	1,000.00	1,070.95	1.46
Class R3	1,000.00	1,071.24	1.15
5% annual hypothetical return
Class R1	1,000.00	1,022.84	2.40
Class R2	1,000.00	1,023.79	1.43
Class R3	1,000.00	1,024.10	1.12

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2019. The Account’s annualized six-month expense ratios for that period were 0.47% for Class R1, 0.28% for Class R2 and 0.22% for Class R3.

For more information about this expense example, please see page 9.

36	2019 Annual Report ■ College Retirement Equities Fund

CREF Social Choice Account

Actual expenses

Net expense ratio for the one-year period ended 12/31/2019
Class R1	0.49%
Class R2	0.29%
Class R3	0.23%

Account profile

as of 12/31/2019
Net assets	$15.16 billion
Portfolio turnover rate	52%
Portfolio turnover rate, excluding mortgage dollar-roll transactions	51%
Equity segment
Number of holdings	1,089
Weighted median market capitalization	$58.67 billion
Price/earnings ratio (weighted 12-month trailing average)†	23.4
Fixed-income segment
Number of issues	853
Option-adjusted duration‡	6.01 years
Average maturity§	9.49 years

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition

Sector	% of net assets as of 12/31/2019
Equities	59.8
Fixed-income securities	39.5
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2019
More than $50 billion	52.3
More than $15 billion–$50 billion	30.4
More than $2 billion–$15 billion	15.2
$2 billion or less	2.1
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 12/31/2019
Less than 1 year	2.5
1–3 years	17.7
3–5 years	20.0
5–10 years	33.9
Over 10 years	25.9
Total	100.0

College Retirement Equities Fund ■ 2019 Annual Report	37

CREF Money Market Account

Performance for the twelve months ended December 31, 2019

The CREF Money Market Account returned 1.56% for the year, compared with the 1.79% return of the iMoneyNet Money Fund Averages™—All Government, a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average. (All returns for the Account are for Class R1.)

During the twelve-month period, the U.S. economy continued to grow while inflation remained moderate. Unemployment declined to 3.5% in November 2019—matching its lowest level in 50 years—and remained there at the end of the period. Core inflation, which includes all items except food and energy, rose 2.3% for the period. The Federal Reserve, which had raised interest rates over the previous four years, reversed course in 2019, lowering the federal funds target rate three times to 1.50%–1.75%.

Money market funds generally benefited during the year. Total money market fund balances increased from almost $3.0 trillion at the start of 2019 to nearly $3.6 trillion by year-end. In the face of an inverted yield curve and volatile equity markets, money market funds provided an attractive choice for investors seeking potential stability and yield.

Yields on LIBOR—a key interest-rate benchmark for money market funds—also dropped. LIBOR is an indication of the interest rates that banks expect to pay to other banks for loans on the London market and was the key money market benchmark for many years. However, LIBOR is being phased out as a money market benchmark in favor of SOFR—the Secured Overnight Financing Rate—which is transaction-based. This change is expected to be complete by 2021. Between January 2, 2019, and December 31, 2019, one-month LIBOR declined from 2.51% to 1.76%; three-month LIBOR declined from 2.79% to 1.91%; six-month LIBOR declined from 2.87% to 1.91%; and twelve-month LIBOR declined from 3.00% to 2.00%. SOFR declined from 3.15% to 1.55%.

Account gained but trailed the iMoneyNet average

For the twelve-month period, the Money Market Account’s return trailed that of the iMoneyNet average, primarily due to the effect of expenses. In pursuit of additional yield, the Account continued to invest in longer-dated floating-rate government agency securities, which was generally beneficial. As of December 31, 2019, the Account’s weighted average maturity (WAM) was 40 days, versus 37 days for the iMoneyNet average, and this longer WAM also benefited the Account’s relative performance.

38	2019 Annual Report ■ College Retirement Equities Fund

CREF Money Market Account

Net annualized yield for the 7 days ended December 31, 2019§

	Current yield	Effective yield
Money Market Account
Class R1	1.20%	1.21%
Class R2	1.41	1.42
Class R3	1.48	1.49
iMoneyNet Money Fund Averages™—All Government‡	1.22	1.23

The current yield more closely reflects current earnings than does the total return.

§	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of December 31, 2019

Money Market Account#		Total return	Average annual total return				Estimated annual
	Inception date	1 year	5 years		10 years		operating expenses	*
Class R1	4/1/1988	1.56%	0.57%		0.28%		0.480%
Class R2	4/24/2015	1.97	0.75	†	0.38	†	0.275
Class R3	4/24/2015	2.02	0.82	†	0.41	†	0.225
iMoneyNet Money Fund Averages™—All Government‡	—	1.79	0.75		0.38		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You could lose money by investing in this Account. Because the accumulation unit value of the Account will fluctuate, the value of your investment may increase or decrease. An investment in the Account is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Account’s sponsor has no legal obligation to provide support to the Account, and you should not expect that the sponsor will provide financial support to the Account at any time. For a detailed discussion of risk, please see the prospectus. The current yield more closely reflects current earnings than does the total return.

Note: Unlike most money market funds, the CREF Money Market Account does not distribute income on a daily basis. Therefore, the Account does not maintain a constant value of $1.00 per accumulation unit.

#	Between July 16, 2009, and March 7, 2017, TIAA agreed to voluntarily withhold (“waive”) a portion of the 12b-1 distribution and/or administrative expenses for each class of the CREF Money Market Account when a class’ yield was less than zero. Without this waiver, the effective yields and total returns of the Money Market Account would have been lower. TIAA may, for a period of three years after the date an amount was waived, recover from the Money Market Account a portion of the amounts waived at such time as the class’ daily yield would be positive absent the effect of the waiver, and in such event the amount of recovery on any day will be approximately 25% of the class’ yield (net of all other expenses) on that day. As a result of the share class conversion on April 24, 2015, previously recoverable amounts have been allocated to the various classes. As of June 30, 2019, all classes have recouped all eligible waived expenses.
*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses

College Retirement Equities Fund ■ 2019 Annual Report	39

CREF Money Market Account

of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
‡	The iMoneyNet Money Fund Averages–All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. agencies, repurchase agreements and government-backed floating-rate notes. You cannot invest directly in it.

Expense example

Six months ended December 31, 2019
Money Market Account	Beginning account value (7/1/19)	Ending account value (12/31/19)	Expenses paid during period (7/1/19–12/31/19	* )
Actual return
Class R1	$1,000.00	$1,007.88	$2.28
Class R2	1,000.00	1,008.88	1.32
Class R3	1,000.00	1,009.16	1.01
5% annual hypothetical return
Class R1	1,000.00	1,022.94	2.29
Class R2	1,000.00	1,023.89	1.33
Class R3	1,000.00	1,024.20	1.02

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2019. The Account’s annualized six-month expense ratios for that period were 0.45% for Class R1, 0.26% for Class R2 and 0.20% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2019
Class R1	0.67%
Class R2	0.27%
Class R3	0.22%

Account profile

as of 12/31/2019
Net assets	$10.04 billion
Number of issues	165
Portfolio composition
Sector	% of net assets as of 12/31/2019
U.S. government agency securities*	56.8
Floating-rate securities, government*	24.3
U.S. Treasury securities*	18.9
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

40	2019 Annual Report ■ College Retirement Equities Fund

Summary portfolio of investments

CREF Stock Account  ■  December 31, 2019

Principal	Issuer		Value (000)	% of net assets
BONDS

CORPORATE BONDS
FOOD, BEVERAGE & TOBACCO			$25	0.0%
	TOTAL CORPORATE BONDS	(Cost $25)	25	0.0

GOVERNMENT BONDS
U.S. TREASURY SECURITIES			301	0.0
	TOTAL GOVERNMENT BONDS	(Cost $301)	301	0.0
	TOTAL BONDS	(Cost $326)	326	0.0

Shares	Company

COMMON STOCKS
AUTOMOBILES & COMPONENTS			1,578,947	1.3
BANKS
23,929,453	Bank of America Corp		842,795	0.7
5,754,367	Citigroup, Inc		459,716	0.4
7,661,693	JPMorgan Chase & Co		1,068,040	0.9
8,405,753	Wells Fargo & Co		452,230	0.4
	Other		5,762,747	4.8
			8,585,528	7.2
CAPITAL GOODS
1,319,255	Boeing Co		429,761	0.4
3,093,358	Honeywell International, Inc		547,524	0.4
	Other		7,909,080	6.6
			8,886,365	7.4
COMMERCIAL & PROFESSIONAL SERVICES			1,571,429	1.3
CONSUMER DURABLES & APPAREL			2,429,754	2.0
CONSUMER SERVICES
2,252,499	McDonald’s Corp		445,116	0.4
	Other		2,066,329	1.7
			2,511,445	2.1
DIVERSIFIED FINANCIALS
2,925,871	American Express Co		364,242	0.3
	Other		4,339,409	3.6
			4,703,651	3.9
ENERGY
5,319,402	Chevron Corp		641,041	0.5
7,582,887	Exxon Mobil Corp		529,134	0.4
	Other		4,238,995	3.6
			5,409,170	4.5

See notes to financial statements	College Retirement Equities Fund ■ 2019 Annual Report	41

Summary portfolio of investments	continued

CREF Stock Account ■ December 31, 2019

Shares		Company	Value (000)	% of net assets
FOOD & STAPLES RETAILING
1,430,935		Costco Wholesale Corp	$420,581	0.3%
4,244,298		Walmart, Inc	504,392	0.4
		Other	785,866	0.7
			1,710,839	1.4
FOOD, BEVERAGE & TOBACCO
12,073,209		Coca-Cola Co	668,252	0.6
6,780,501		Mondelez International, Inc	373,470	0.3
3,688,990	e	Nestle S.A.	399,389	0.3
3,322,277		PepsiCo, Inc	454,056	0.4
		Other	2,715,828	2.3
			4,610,995	3.9
HEALTH CARE EQUIPMENT & SERVICES
4,673,302		Abbott Laboratories	405,923	0.3
2,740,882		UnitedHealth Group, Inc	805,764	0.7
		Other	4,707,850	4.0
			5,919,537	5.0
HOUSEHOLD & PERSONAL PRODUCTS
6,798,188		Procter & Gamble Co	849,094	0.7
		Other	1,071,183	0.9
			1,920,277	1.6
INSURANCE
4,211,500	*	Berkshire Hathaway, Inc (Class B)	953,905	0.8
		Other	3,899,122	3.3
			4,853,027	4.1
MATERIALS
1,775,722		Linde plc	378,051	0.3
		Other	5,055,581	4.3
			5,433,632	4.6
MEDIA & ENTERTAINMENT
653,973	*	Alphabet, Inc (Class A)	875,925	0.7
928,534	*	Alphabet, Inc (Class C)	1,241,468	1.0
13,285,595		Comcast Corp (Class A)	597,453	0.5
6,643,779	*	Facebook, Inc	1,363,636	1.2
8,475,390		Tencent Holdings Ltd	408,311	0.4
5,247,491		Walt Disney Co	758,945	0.6
		Other	2,279,315	1.9
			7,525,053	6.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
4,929,840		AbbVie, Inc	436,488	0.4
1,511,026		Amgen, Inc	364,263	0.3
6,454,725		Bristol-Myers Squibb Co	414,329	0.3
6,140,305		Johnson & Johnson	895,686	0.7
8,805,436		Merck & Co, Inc	800,854	0.7
11,834,446		Pfizer, Inc	463,674	0.4
		Other	5,450,684	4.6
			8,825,978	7.4

42	2019 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Stock Account ■ December 31, 2019

Shares		Company		Value (000)	% of net assets
REAL ESTATE				$4,488,997	3.8%
RETAILING
2,564,325	*	Alibaba Group Holding Ltd (ADR)		543,893	0.5
1,104,477	*,n	Amazon.com, Inc		2,040,897	1.7
3,038,490		Home Depot, Inc		663,546	0.6
		Other		2,921,663	2.4
				6,169,999	5.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
10,275,851		Intel Corp		615,010	0.5
1,548,375		NVIDIA Corp		364,333	0.3
39,809,258		Taiwan Semiconductor Manufacturing Co Ltd		440,602	0.4
		Other		3,330,709	2.8
				4,750,654	4.0
SOFTWARE & SERVICES
2,814,573		Fidelity National Information Services, Inc		391,479	0.3
2,769,759		Mastercard, Inc (Class A)		827,022	0.7
18,092,028	n	Microsoft Corp		2,853,113	2.4
3,553,617	*	PayPal Holdings, Inc		384,395	0.3
4,099,283	*	salesforce.com, Inc		666,707	0.6
4,632,564		Visa, Inc (Class A)		870,459	0.7
		Other		5,386,275	4.5
				11,379,450	9.5
TECHNOLOGY HARDWARE & EQUIPMENT
11,179,611	d,n	Apple, Inc		3,282,893	2.7
11,448,308		Cisco Systems, Inc		549,061	0.5
		Other		2,605,694	2.2
				6,437,648	5.4
TELECOMMUNICATION SERVICES
19,621,682		AT&T, Inc		766,815	0.7
9,494,277		Verizon Communications, Inc		582,949	0.5
		Other		1,230,461	1.0
				2,580,225	2.2
TRANSPORTATION
2,269,453		Union Pacific Corp		410,295	0.3
		Other		1,848,926	1.6
				2,259,221	1.9
UTILITIES				3,336,526	2.8
		TOTAL COMMON STOCKS	(Cost $101,508,267)	117,878,347	98.8

PREFERRED STOCKS
REAL ESTATE				17	0.0
		TOTAL PREFERRED STOCKS	(Cost $20)	17	0.0

See notes to financial statements	College Retirement Equities Fund ■ 2019 Annual Report	43

Summary portfolio of investments	continued

CREF Stock Account ■ December 31, 2019

Shares	Company		Value (000)	% of net assets
	RIGHTS / WARRANTS
	CONSUMER SERVICES		$12	0.0%
	ENERGY		95	0.0
	MATERIALS		216	0.0
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		3,550	0.0
	REAL ESTATE		111	0.0
	RETAILING		58	0.0
	TECHNOLOGY HARDWARE & EQUIPMENT		5	0.0
	UTILITIES		706	0.0
	TOTAL RIGHTS / WARRANTS	(Cost $3,480)	4,753	0.0

Principal	Issuer

	SHORT-TERM INVESTMENTS
	GOVERNMENT AGENCY DEBT		927,848	0.8
	TREASURY DEBT		480,460	0.4

	INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
	CERTIFICATE OF DEPOSIT		641,502	0.5
	REPURCHASE AGREEMENT		602,576	0.5
	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED		1,244,078	1.0
	TOTAL SHORT-TERM INVESTMENTS	(Cost $2,652,244)	2,652,386	2.2

	TOTAL PORTFOLIO	(Cost $104,164,337)	120,535,829	101.0
	OTHER ASSETS & LIABILITIES, NET		(1,200,914)	(1.0)
	NET ASSETS		$119,334,915	100.0%

44	2019 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Stock Account  ■  December 31, 2019

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,737,178,657. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/19, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $1,046,965,388 or 0.9% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Written options outstanding as of December 31, 2019 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Amazon.com, Inc, Call	10	$(9)	$2,200.00	04/17/20	$(11)
Amazon.com, Inc, Call	10	(37)	2,100.00	06/19/20	(43)
Amazon.com, Inc, Put	10	(9)	1,360.00	04/17/20	(3)
Apple, Inc, Put	50	(17)	190.00	01/17/20	(0)^
Apple, Inc, Put	25	(3)	215.00	01/17/20	(0)^
Apple, Inc, Put	20	(2)	220.00	01/17/20	(0)^
Apple, Inc, Put	25	(7)	195.00	04/17/20	(1)
Apple, Inc, Put	25	(11)	195.00	06/19/20	(3)
AutoZone, Inc, Call	10	(27)	1,400.00	06/19/20	(17)
Booking Holdings, Inc, Call	10	(37)	2,200.00	06/19/20	(81)
Children’s Place, Inc, Put	50	(2)	45.00	01/17/20	(1)
S&P 500 Index, Put	50	(66)	2,500.00	03/20/20	(17)
S&P 500 Index, Put	20	(35)	2,400.00	06/19/20	(22)
Total	315	$(262)			$(199)
^	Amount represents less than $1,000.

Futures contracts outstanding as of December 31, 2019 were as follows (notional amounts and values are in thousands):

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
Russell 2000 E Mini Index	333		03/20/20	$27,269	$27,815	$546
S&P 500 E Mini Index	2,243		03/20/20	353,143	362,368	9,225
S&P Mid-Cap 400 E Mini Index	213		03/20/20	43,029	43,980	951
Total	2,789			$423,441	$434,163	$10,722

See notes to financial statements	College Retirement Equities Fund ■ 2019 Annual Report	45

Summary portfolio of investments	concluded

CREF Stock Account  ■  December 31, 2019

Forward foreign currency contracts outstanding as of December 31, 2019 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation )
	$1,839	GBP	1,500	Bank of America	01/22/20	$(148)
	$1,525	SEK	15,000	Bank of America	01/22/20	(78)
Total						$(226)
	$6,010	CAD	8,000	Morgan Stanley	01/22/20	$(152)
	$45,552	CAD	60,000	Morgan Stanley	03/12/20	(665)
	$27,687	GBP	21,000	Morgan Stanley	03/12/20	(185)
EUR	8,000		$8,841	Morgan Stanley	01/22/20	145
JPY	300,000		$2,826	Morgan Stanley	01/22/20	(62)
Total						$(919)
Total						$(1,145)

Abbreviation(s):

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona

46	2019 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary of market values by country (unaudited)

CREF Stock Account  ■  December 31, 2019

Country	Value (000)	% of total portfolio
DOMESTIC
UNITED STATES	$83,409,561	69.2%
TOTAL DOMESTIC	83,409,561	69.2

FOREIGN
ARGENTINA	14,843	0.0
AUSTRALIA	1,592,838	1.3
AUSTRIA	276,621	0.2
BAHAMAS	718	0.0
BELGIUM	210,885	0.2
BERMUDA	53,215	0.0
BRAZIL	918,965	0.8
CANADA	2,270,680	1.9
CAYMAN ISLANDS	538	0.0
CHILE	90,340	0.1
CHINA	3,137,416	2.6
COLOMBIA	35,968	0.0
COTE D’IVOIRE	1,655	0.0
CYPRUS	63	0.0
CZECH REPUBLIC	39,727	0.0
DENMARK	525,183	0.4
EGYPT	17,112	0.0
FAROE ISLANDS	1,980	0.0
FINLAND	194,258	0.2
FRANCE	2,649,831	2.2
GEORGIA	462	0.0
GERMANY	1,819,409	1.5
GHANA	7,714	0.0
GREECE	37,762	0.0
GUERNSEY, C.I.	888	0.0
HONG KONG	655,783	0.5
HUNGARY	32,916	0.0
INDIA	832,668	0.7
INDONESIA	181,132	0.2
IRELAND	454,095	0.4
ISRAEL	136,231	0.1
ITALY	686,214	0.6
JAPAN	6,009,474	5.0
JERSEY, C.I.	707	0.0
JORDAN	17,513	0.0
KAZAKHSTAN	16,711	0.0
KENYA	13,885	0.0
KOREA, REPUBLIC OF	1,174,464	1.0
Country	Value (000)	% of total portfolio
LIECHTENSTEIN	$1,174	0.0%
LUXEMBOURG	32,396	0.0
MACAU	86,017	0.1
MACEDONIA	178	0.0
MALAYSIA	163,640	0.1
MALTA	1,438	0.0
MEXICO	224,900	0.2
MONACO	15,271	0.0
MONGOLIA	668	0.0
MYANMAR	190	0.0
NETHERLANDS	1,477,424	1.2
NEW ZEALAND	69,985	0.1
NORWAY	194,534	0.2
PAKISTAN	9,690	0.0
PANAMA	7,977	0.0
PERU	29,706	0.0
PHILIPPINES	97,386	0.1
POLAND	70,305	0.1
PORTUGAL	42,155	0.0
PUERTO RICO	44,719	0.0
QATAR	72,927	0.1
ROMANIA	5,051	0.0
RUSSIA	341,305	0.3
SAUDI ARABIA	208,544	0.2
SINGAPORE	309,882	0.3
SLOVENIA	10,118	0.0
SOUTH AFRICA	476,193	0.4
SPAIN	487,071	0.4
SWEDEN	625,774	0.5
SWITZERLAND	2,046,346	1.7
TAIWAN	1,267,606	1.1
THAILAND	254,830	0.2
TURKEY	77,241	0.1
UKRAINE	338	0.0
UNITED ARAB EMIRATES	55,557	0.0
UNITED KINGDOM	4,181,412	3.5
VIETNAM	769	0.0
ZAMBIA	24,687	0.0
TOTAL FOREIGN	37,126,268	30.8

TOTAL PORTFOLIO	$120,535,829	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2019 Annual Report	47

Summary portfolio of investments

CREF Global Equities Account  ■  December 31, 2019

Principal		Issuer		Value (000)	% of net assets
CORPORATE BONDS
INDIA				$3	0.0%
		TOTAL CORPORATE BONDS	(Cost $3)	3	0.0

Shares		Company
COMMON STOCKS
ARGENTINA				1,226	0.0
AUSTRALIA				352,144	1.7
AUSTRIA				14,731	0.1
BELGIUM				11,857	0.1
BERMUDA				1,692	0.0
BRAZIL				487,919	2.3
CANADA				425,901	2.0
CHILE				8,112	0.0
CHINA
1,060,372	*	Alibaba Group Holding Ltd (ADR)		224,905	1.1
4,358,800		Tencent Holdings Ltd		209,990	1.0
		Other		495,670	2.3
				930,565	4.4
COLOMBIA				2,413	0.0
CZECH REPUBLIC				5,777	0.0
DENMARK
2,054,292		Novo Nordisk AS		119,044	0.5
		Other		103,523	0.5
				222,567	1.0
EGYPT				873	0.0
FINLAND				21,849	0.1
FRANCE
963,664		Airbus SE		141,432	0.7
1,849,706		BNP Paribas S.A.		109,943	0.5
		Other		607,553	2.8
				858,928	4.0
GERMANY				465,045	2.2
GREECE				1,793	0.0
HONG KONG				144,057	0.7
HUNGARY				1,914	0.0
INDIA				114,842	0.5
INDONESIA				42,122	0.2

48	2019 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Global Equities Account  ■  December 31, 2019

Shares	Company	Value (000)	% of net assets
IRELAND		$100,921	0.5%
ISRAEL		5,107	0.0
ITALY
7,170,504	UniCredit S.p.A.	104,811	0.5
	Other	163,585	0.8
		268,396	1.3
JAPAN
376,159	Nintendo Co Ltd	150,449	0.7
2,931,640	Sony Corp	199,052	0.9
1,663,053	Toyota Motor Corp	117,181	0.5
	Other	1,014,452	4.8
		1,481,134	6.9
KAZAKHSTAN		10,584	0.0
KOREA, REPUBLIC OF
3,397,061	Samsung Electronics Co Ltd	163,693	0.8
	Other	105,902	0.5
		269,595	1.3
LUXEMBOURG		1,353	0.0
MACAU		66,035	0.3
MALAYSIA		11,230	0.1
MEXICO		29,429	0.1
NETHERLANDS
372,335	ASML Holding NV	110,232	0.5
13,673,474	ING Groep NV	164,388	0.8
	Other	254,141	1.2
		528,761	2.5
NEW ZEALAND		1,366	0.0
NORWAY		71,182	0.3
PAKISTAN		170	0.0
PERU		3,718	0.0
PHILIPPINES		18,883	0.1
POLAND		8,684	0.0
PORTUGAL		14,251	0.1
QATAR		5,659	0.0
ROMANIA		349	0.0
RUSSIA		182,907	0.9
SAUDI ARABIA		16,319	0.1
SINGAPORE		33,257	0.2
SOUTH AFRICA		54,410	0.3

See notes to financial statements	College Retirement Equities Fund ■ 2019 Annual Report	49

Summary portfolio of investments	continued

CREF Global Equities Account  ■  December 31, 2019

Shares		Company	Value (000)	% of net assets
SPAIN			$71,055	0.3%
SWEDEN			82,872	0.4
SWITZERLAND
7,686,556		Credit Suisse Group	103,904	0.5
319,225		Lonza Group AG.	116,456	0.5
493,514		Roche Holding AG.	160,393	0.8
		Other	261,324	1.2
			642,077	3.0
TAIWAN
21,223,500		Taiwan Semiconductor Manufacturing Co Ltd	234,898	1.1
		Other	140,346	0.7
			375,244	1.8
THAILAND			16,934	0.1
TURKEY			7,180	0.0
UNITED ARAB EMIRATES			10,668	0.0
UNITED KINGDOM
1,175,400		AstraZeneca plc	117,648	0.5
671,406		Linde plc (Xetra)	144,064	0.7
142,400,808		Lloyds TSB Group plc	117,968	0.6
28,810,937		Tesco plc	97,370	0.5
		Other	562,874	2.6
			1,039,924	4.9
UNITED STATES
1,524,080		Abbott Laboratories	132,382	0.6
127,465	*	Alphabet, Inc (Class A)	170,725	0.8
177,075	*	Alphabet, Inc (Class C)	236,753	1.1
151,105	*	Amazon.com, Inc	279,218	1.3
2,209,351		Apple, Inc	648,776	3.1
4,222,463		AT&T, Inc	165,014	0.8
5,215,279		Bank of America Corp	183,682	0.9
744,658		Boeing Co	242,580	1.1
678,666		Caterpillar, Inc	100,225	0.5
1,425,310		Chevron Corp	171,764	0.8
2,040,131		Citigroup, Inc	162,986	0.8
3,629,841		Coca-Cola Co	200,912	1.0
600,953		Costco Wholesale Corp	176,632	0.8
1,185,754	*	Facebook, Inc	243,376	1.1
887,487		Home Depot, Inc	193,809	0.9
668,535		Honeywell International, Inc	118,331	0.6
925,497		Johnson & Johnson	135,002	0.6
1,952,674		JPMorgan Chase & Co	272,203	1.3
642,071		McDonald’s Corp	126,880	0.6
2,133,462		Merck & Co, Inc	194,038	0.9
3,545,536		Microsoft Corp	559,131	2.6
2,987,249		Morgan Stanley	152,708	0.7
1,123,639		Nike, Inc (Class B)	113,836	0.5

50	2019 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Global Equities Account  ■  December 31, 2019

Shares		Company		Value (000)	% of net assets
UNITED STATES—continued
1,305,128		Procter & Gamble Co		$163,011	0.8%
1,083,416	*	salesforce.com, Inc		176,207	0.8
937,447		Union Pacific Corp		169,481	0.8
650,185		UnitedHealth Group, Inc		191,141	0.9
1,066,334		Visa, Inc (Class A)		200,364	0.9
1,146,547		Walmart, Inc		136,256	0.6
1,271,436		Walt Disney Co		183,888	0.9
		Other		5,330,864	25.0
				11,532,175	54.1
ZAMBIA				9,304	0.0
		TOTAL COMMON STOCKS	(Cost $18,092,738)	21,087,460	98.9

RIGHTS / WARRANTS
BRAZIL				181	0.0
CHINA				1	0.0
INDIA				4	0.0
SPAIN				52	0.0
UNITED STATES				292	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $296)	530	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				144,757	0.6
TREASURY DEBT				39,493	0.2

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
CERTIFICATE OF DEPOSIT				78,500	0.4
REPURCHASE AGREEMENTS				107,000	0.5
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				185,500	0.9
		TOTAL SHORT-TERM INVESTMENTS	(Cost $369,732)	369,750	1.7

		TOTAL PORTFOLIO	(Cost $18,462,769)	21,457,743	100.6
		OTHER ASSETS & LIABILITIES, NET		(136,772)	(0.6)
		NET ASSETS		$21,320,971	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2019 Annual Report	51

Summary portfolio of investments	concluded

CREF Global Equities Account  ■  December 31, 2019

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/19, the aggregate value of securities on loan is $294,556,225. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

At 12/31/19, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $246,749,556 or 1.2% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of December 31, 2019 were as follows (notional amounts and values are in thousands):

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
MSCI EAFE Index	333		03/20/20	$33,179	$33,908	$729
S&P 500 E Mini Index	403		03/20/20	63,393	65,107	1,714
Total	736			$96,572	$99,015	$2,443

52	2019 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary of market values by sector (unaudited)

CREF Global Equities Account  ■  December 31, 2019

Sector	Value (000)	% of net assets
INFORMATION TECHNOLOGY	$3,890,872	18.2%
FINANCIALS	3,191,397	15.0
CONSUMER DISCRETIONARY	2,845,092	13.3
HEALTH CARE	2,441,603	11.5
INDUSTRIALS	2,161,676	10.1
COMMUNICATION SERVICES	1,880,448	8.8
CONSUMER STAPLES	1,680,354	7.9
MATERIALS	1,181,470	5.5
ENERGY	1,082,576	5.1
REAL ESTATE	396,102	1.9
UTILITIES	336,403	1.6
SHORT-TERM INVESTMENTS	369,750	1.7
OTHER ASSETS & LIABILITIES, NET	(136,772)	(0.6)
NET ASSETS	$21,320,971	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2019 Annual Report	53

Summary portfolio of investments

CREF Growth Account  ■  December 31, 2019

Shares		Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
576,504	*	Tesla, Inc	$241,169	0.8%
		Other	52,025	0.2
			293,194	1.0
BANKS			643	0.0
CAPITAL GOODS
1,022,179		Airbus SE	150,020	0.6
509,814		Boeing Co	166,077	0.6
418,887		Northrop Grumman Corp	144,085	0.5
796,316		Roper Technologies Inc	282,079	1.0
		Other	508,849	1.8
			1,251,110	4.5
COMMERCIAL & PROFESSIONAL SERVICES
4,282,260		Experian Group Ltd	145,166	0.5
2,350,000		Waste Connections, Inc	213,357	0.8
		Other	250,420	0.9
			608,943	2.2
CONSUMER DURABLES & APPAREL
3,286,508		Nike, Inc (Class B)	332,956	1.2
		Other	421,533	1.5
			754,489	2.7
CONSUMER SERVICES
233,854	*	Chipotle Mexican Grill, Inc (Class A)	195,761	0.7
		Other	235,845	0.8
			431,606	1.5
DIVERSIFIED FINANCIALS
1,192,700		iShares Russell 1000 Growth Index Fund	209,820	0.7
1,604,759		S&P Global, Inc	438,179	1.6
		Other	295,554	1.1
			943,553	3.4
ENERGY			75,590	0.3
FOOD & STAPLES RETAILING
1,432,336		Costco Wholesale Corp	420,992	1.5
		Other	174,914	0.6
			595,906	2.1
FOOD, BEVERAGE & TOBACCO
3,175,209	*	Monster Beverage Corp	201,784	0.7
		Other	295,444	1.1
			497,228	1.8

54	2019 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Growth Account ■ December 31, 2019

Shares		Company	Value (000)	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
628,384	*	Edwards Lifesciences Corp	$146,595	0.5%
658,286	*	Intuitive Surgical, Inc	389,146	1.4
757,348		UnitedHealth Group, Inc	222,645	0.8
		Other	688,168	2.5
			1,446,554	5.2
HOUSEHOLD & PERSONAL PRODUCTS			125,130	0.4
INSURANCE			99,121	0.4
MATERIALS
944,049		Linde plc	200,988	0.7
290,781		Sherwin-Williams Co	169,682	0.6
		Other	97,298	0.4
			467,968	1.7
MEDIA & ENTERTAINMENT
314,509	*	Alphabet, Inc (Class A)	421,250	1.5
796,650	*	Alphabet, Inc (Class C)	1,065,137	3.8
5,538,134	*	Facebook, Inc	1,136,702	4.1
1,583,166	*	IAC/InterActiveCorp	394,382	1.4
3,003,817		Tencent Holdings Ltd	144,712	0.5
1,433,214		Walt Disney Co	207,286	0.7
		Other	470,006	1.7
			3,839,475	13.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
3,826,163		AstraZeneca plc	382,968	1.4
10,206,377	*	Avantor, Inc	185,246	0.6
2,908,392		Bristol-Myers Squibb Co	186,690	0.6
1,265,019	*	Illumina, Inc	419,657	1.5
3,601,777		Merck & Co, Inc	327,581	1.2
728,861	*	Vertex Pharmaceuticals, Inc	159,584	0.6
3,351,837		Zoetis, Inc	443,616	1.6
		Other	784,429	2.8
			2,889,771	10.3
REAL ESTATE			155,602	0.6
RETAILING
849,113	*	Amazon.com, Inc	1,569,025	5.6
1,793,715	*	CarMax, Inc	157,255	0.6
1,658,514		Expedia Group Inc	179,352	0.7
221,851		Kering	146,181	0.5
		Other	703,976	2.5
			2,755,789	9.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
4,666,122		Applied Materials, Inc	284,820	1.0
1,034,227		NVIDIA Corp	243,354	0.9
3,117,307		Texas Instruments, Inc	399,919	1.4
		Other	577,775	2.1
			1,505,868	5.4

See notes to financial statements	College Retirement Equities Fund ■ 2019 Annual Report	55

Summary portfolio of investments	continued

CREF Growth Account ■ December 31, 2019

Shares		Company		Value (000)	% of net assets
SOFTWARE & SERVICES
1,193,878	*	Adobe, Inc		$393,753	1.4%
258,259	*,g	Adyen NV		212,443	0.8
882,746		Automatic Data Processing, Inc		150,508	0.5
2,132,306		Intuit, Inc		558,515	2.0
1,739,000		Mastercard, Inc (Class A)		519,248	1.9
12,168,983		Microsoft Corp		1,919,048	6.9
5,628,711	*	PayPal Holdings, Inc		608,858	2.2
4,910,765	*	salesforce.com, Inc		798,687	2.9
842,650	*	ServiceNow, Inc		237,897	0.8
4,690,329		Visa, Inc (Class A)		881,313	3.1
		Other		614,406	2.2
				6,894,676	24.7
TECHNOLOGY HARDWARE & EQUIPMENT
4,808,610		Apple, Inc		1,412,048	5.0
		Other		390,105	1.4
				1,802,153	6.4
TELECOMMUNICATION SERVICES				17,301	0.1
TRANSPORTATION				385,085	1.4
		TOTAL COMMON STOCKS	(Cost $21,121,676)	27,836,755	99.7

RIGHTS / WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				380	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $269)	380	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				85,643	0.3

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
266,822,224	c	State Street Navigator Securities Lending Government Money Market Portfolio		266,822	1.0
				266,822	1.0
		TOTAL SHORT-TERM INVESTMENTS	(Cost $352,458)	352,465	1.3

		TOTAL PORTFOLIO	(Cost $21,474,403)	28,189,600	101.0
		OTHER ASSETS & LIABILITIES, NET		(268,693)	(1.0)
		NET ASSETS		$27,920,907	100.0%

56	2019 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Growth Account ■ December 31, 2019

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/19, the aggregate value of these securities, including those in “Other,” is $294,176,678 or 1.1% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/19, the aggregate value of securities on loan is $291,878,893. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2019 Annual Report	57

Summary portfolio of investments

CREF Equity Index Account  ■  December 31, 2019

Shares		Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$144,109	0.7%
BANKS
5,157,464		Bank of America Corp	181,646	0.9
1,382,988		Citigroup, Inc	110,487	0.5
1,976,470		JPMorgan Chase & Co	275,520	1.4
2,415,261		Wells Fargo & Co	129,941	0.6
		Other	500,241	2.5
			1,197,835	5.9
CAPITAL GOODS
336,533		Boeing Co	109,629	0.5
453,411		Honeywell International, Inc	80,254	0.4
		Other	1,188,846	5.9
			1,378,729	6.8
COMMERCIAL & PROFESSIONAL SERVICES			223,775	1.1
CONSUMER DURABLES & APPAREL
781,619		Nike, Inc (Class B)	79,186	0.4
		Other	202,044	1.0
			281,230	1.4
CONSUMER SERVICES
477,581		McDonald’s Corp	94,375	0.5
		Other	361,364	1.8
			455,739	2.3
DIVERSIFIED FINANCIALS			710,472	3.5
ENERGY
1,205,750		Chevron Corp	145,305	0.7
2,678,873	d	Exxon Mobil Corp	186,932	0.9
		Other	485,224	2.4
			817,461	4.0
FOOD & STAPLES RETAILING
280,245		Costco Wholesale Corp	82,370	0.4
890,513		Walmart, Inc	105,829	0.5
		Other	87,694	0.5
			275,893	1.4
FOOD, BEVERAGE & TOBACCO
2,428,370		Coca-Cola Co	134,410	0.7
886,295		PepsiCo, Inc	121,130	0.6
987,190		Philip Morris International, Inc	84,000	0.4
		Other	350,308	1.7
			689,848	3.4

58	2019 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Equity Index Account ■ December 31, 2019

Shares		Company	Value (000)	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
1,091,399		Abbott Laboratories	$94,799	0.4%
855,335		Medtronic plc	97,038	0.5
599,008		UnitedHealth Group, Inc	176,096	0.9
		Other	915,339	4.5
			1,283,272	6.3
HOUSEHOLD & PERSONAL PRODUCTS
1,566,609		Procter & Gamble Co	195,669	0.9
		Other	136,283	0.7
			331,952	1.6
INSURANCE
1,241,538	*	Berkshire Hathaway, Inc (Class B)	281,208	1.4
		Other	526,399	2.6
			807,607	4.0
MATERIALS			575,729	2.8
MEDIA & ENTERTAINMENT
190,157	*	Alphabet, Inc (Class A)	254,694	1.3
190,028	*	Alphabet, Inc (Class C)	254,071	1.3
2,859,886		Comcast Corp (Class A)	128,609	0.6
1,514,645	*	Facebook, Inc	310,881	1.5
266,930	*	NetFlix, Inc	86,371	0.4
1,109,453		Walt Disney Co	160,460	0.8
		Other	319,246	1.6
			1,514,332	7.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
939,906		AbbVie, Inc	83,219	0.4
381,424		Amgen, Inc	91,950	0.5
1,485,408		Bristol-Myers Squibb Co	95,348	0.5
1,683,637		Johnson & Johnson	245,592	1.2
1,614,337		Merck & Co, Inc	146,824	0.7
3,534,967		Pfizer, Inc	138,500	0.7
252,685		Thermo Fisher Scientific, Inc	82,090	0.4
		Other	670,261	3.3
			1,553,784	7.7
REAL ESTATE			800,371	3.9
RETAILING
262,129	*	Amazon.com, Inc	484,372	2.4
696,940		Home Depot, Inc	152,198	0.8
		Other	511,313	2.5
			1,147,883	5.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
2,759,123		Intel Corp	165,133	0.8
370,774		NVIDIA Corp	87,243	0.5
		Other	548,003	2.7
			800,379	4.0

See notes to financial statements	College Retirement Equities Fund ■ 2019 Annual Report	59

Summary portfolio of investments	continued

CREF Equity Index Account ■ December 31, 2019

Shares		Company		Value (000)	% of net assets
SOFTWARE & SERVICES
405,146		Accenture plc		$85,312	0.4%
309,709	*	Adobe, Inc		102,145	0.5
561,913		Mastercard, Inc (Class A)		167,782	0.8
4,793,811		Microsoft Corp		755,984	3.8
747,574	*	PayPal Holdings, Inc		80,865	0.4
526,150	*	salesforce.com, Inc		85,573	0.4
1,085,915		Visa, Inc (Class A)		204,043	1.0
		Other		996,345	4.9
				2,478,049	12.2
TECHNOLOGY HARDWARE & EQUIPMENT
2,817,483		Apple, Inc		827,354	4.1
2,720,046		Cisco Systems, Inc		130,453	0.6
		Other		284,591	1.4
				1,242,398	6.1
TELECOMMUNICATION SERVICES
4,622,439		AT&T, Inc		180,645	0.9
2,619,840		Verizon Communications, Inc		160,858	0.8
		Other		42,369	0.2
				383,872	1.9
TRANSPORTATION
440,093		Union Pacific Corp		79,564	0.4
		Other		309,499	1.5
				389,063	1.9
UTILITIES				649,642	3.2
		TOTAL COMMON STOCKS	(Cost $8,117,412)	20,133,424	99.3

RIGHTS / WARRANTS
MATERIALS				56	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				5	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $207)	61	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				50,097	0.2
TREASURY DEBT				70,684	0.4

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
164,249,634	c	State Street Navigator Securities Lending Government Money Market Portfolio		164,250	0.8
				164,250	0.8
		TOTAL SHORT-TERM INVESTMENTS	(Cost $285,024)	285,031	1.4

		TOTAL PORTFOLIO	(Cost $8,402,643)	20,418,516	100.7
		OTHER ASSETS & LIABILITIES, NET		(145,627)	(0.7)
		NET ASSETS		$20,272,889	100.0%

60	2019 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Equity Index Account ■ December 31, 2019

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/19, the aggregate value of securities on loan is $175,991,779. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of December 31, 2019 were as follows (notional amounts and values are in thousands):

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation )
Russell 2000 E Mini Index	41		03/20/20	$3,427	$3,425	$(2)
S&P 500 E Mini Index	636		03/20/20	102,370	102,749	379
S&P Mid-Cap 400 E Mini Index	12		03/20/20	2,482	2,477	(5)
Total	689			$108,279	$108,651	$372

See notes to financial statements	College Retirement Equities Fund ■ 2019 Annual Report	61

Summary portfolio of investments

CREF Bond Market Account  ■  December 31, 2019

Principal	Issuer		Value (000)	% of net assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS			$1,496	0.0%
CAPITAL GOODS			7,653	0.1
COMMERCIAL & PROFESSIONAL SERVICES			4,972	0.0
CONSUMER DURABLES & APPAREL			1,796	0.0
CONSUMER SERVICES			4,485	0.0
ENERGY			4,004	0.0
HEALTH CARE EQUIPMENT & SERVICES			6,155	0.1
MATERIALS			7,921	0.1
MEDIA & ENTERTAINMENT			8,415	0.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,246	0.0
REAL ESTATE			2,758	0.0
RETAILING			327	0.0
SOFTWARE & SERVICES			3,595	0.0
TECHNOLOGY HARDWARE & EQUIPMENT			2,673	0.0
TELECOMMUNICATION SERVICES			2,471	0.0
TRANSPORTATION			2,105	0.0
	TOTAL BANK LOAN OBLIGATIONS	(Cost $64,526)	64,072	0.4

BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS			38,614	0.3
BANKS
$40,050,000	Bank of America Corp	2.456%, 10/22/25	40,280	0.3
38,775,000	Bank of America Corp	2.884%, 10/22/30	39,055	0.3
42,310,000	Citigroup, Inc	4.450%, 09/29/27	46,561	0.3
36,375,000	Citigroup, Inc	3.200%, 10/21/26	37,703	0.3
46,225,000	JPMorgan Chase Bank NA	3.086%, 04/26/21	46,381	0.3
40,000,000	Royal Bank of Canada	1.875%, 02/05/20	39,994	0.3
53,000,000	Wells Fargo Bank NA	2.082%, 09/09/22	53,079	0.4
	Other		850,216	5.9
			1,153,269	8.1
CAPITAL GOODS			145,316	1.0
COMMERCIAL & PROFESSIONAL SERVICES			65,626	0.5
CONSUMER DURABLES & APPAREL			1,748	0.0
CONSUMER SERVICES			108,088	0.8

62	2019 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Bond Market Account  ■  December 31, 2019

Principal		Issuer		Value (000)	% of net assets
DIVERSIFIED FINANCIALS
$37,625,000		Morgan Stanley	3.125%, 07/27/26	$38,808	0.3%
		Other		391,156	2.7
				429,964	3.0
ENERGY				480,186	3.4
FOOD & STAPLES RETAILING				162,108	1.1
FOOD, BEVERAGE & TOBACCO				134,503	0.9
HEALTH CARE EQUIPMENT & SERVICES				115,548	0.8
HOUSEHOLD & PERSONAL PRODUCTS				1,225	0.0
INSURANCE				146,456	1.0
MATERIALS				92,858	0.7
MEDIA & ENTERTAINMENT				235,525	1.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				222,407	1.6
REAL ESTATE				235,933	1.7
RETAILING				42,915	0.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				50,397	0.4
SOFTWARE & SERVICES				163,962	1.2
TECHNOLOGY HARDWARE & EQUIPMENT				130,125	0.9
TELECOMMUNICATION SERVICES				228,884	1.6
TRANSPORTATION				146,447	1.0
UTILITIES				327,884	2.3
		TOTAL CORPORATE BONDS	(Cost $4,631,142)	4,859,988	34.3

GOVERNMENT BONDS
AGENCY SECURITIES				314,829	2.2
FOREIGN GOVERNMENT BONDS
45,000,000		Kreditanstalt fuer Wiederaufbau	2.750%, 10/01/20	45,350	0.3
		Other		783,581	5.5
				828,931	5.8
MORTGAGE BACKED
189,548,613	i	Federal Home Loan Mortgage Corp (FHLMC)	2.040%–7.136%, 10/15/33–10/15/48	191,807	1.4
52,218,539		Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500%, 10/01/45	55,052	0.4
78,654,645		FGLMC	3.500%, 08/01/46	83,223	0.6
112,970,296		FGLMC	3.000%, 01/01/47	115,700	0.8
88,422,053		FGLMC	3.000%, 02/01/47	90,558	0.6
265,954,920		FGLMC	3.500%–8.000%, 10/01/20–11/01/48	284,249	2.0
60,713,444		Federal National Mortgage Association (FNMA)	3.000%, 12/25/45	62,098	0.4
39,752,981		FNMA	3.500%, 12/01/46	41,316	0.3
90,301,811		FNMA	3.500%, 01/01/47	93,616	0.7
47,400,797		FNMA	4.000%, 12/01/47	50,712	0.4

See notes to financial statements	College Retirement Equities Fund ■ 2019 Annual Report	63

Summary portfolio of investments	continued

CREF Bond Market Account  ■  December 31, 2019

Principal		Issuer		Value (000)	% of net assets
MORTGAGE BACKED—continued
$116,916,769		FNMA	3.000%, 02/25/48	$120,429	0.9%
55,706,281		FNMA	4.500%, 03/01/48	60,529	0.4
156,084,664		FNMA	4.000%, 04/01/48	163,593	1.2
146,014,875		FNMA	3.000%, 11/01/48	148,743	1.0
43,968,111		FNMA	4.500%, 11/01/48	46,380	0.3
37,348,357		FNMA	4.500%, 12/01/48	39,293	0.3
65,906,396	h	FNMA	4.000%, 10/01/49	68,797	0.5
48,572,250	h	FNMA	3.000%, 12/01/49	49,243	0.3
116,886,362		FNMA	3.500%, 12/01/49	120,380	0.8
37,651,839		FNMA	4.000%, 12/01/49	39,235	0.3
796,167,095	h,i	FNMA	3.000%–9.000%, 07/01/24–01/01/50	811,447	5.7
66,140,082		Government National Mortgage Association (GNMA)	3.500%, 12/20/47	68,697	0.5
38,753,694		GNMA	3.500%, 01/20/48	40,188	0.3
		Other		116,047	0.8
				2,961,332	20.9
MUNICIPAL BONDS
39,400,000		Florida Hurricane Catastrophe Fund Finance Corp 2.995%, 07/01/20		39,653	0.3
		Other		686,450	4.8
				726,103	5.1
U.S. TREASURY SECURITIES
66,677,000		United States Treasury Bond	4.500%, 02/15/36	88,320	0.6
58,750,000		United States Treasury Bond	3.500%, 02/15/39	70,326	0.5
56,375,000		United States Treasury Bond	3.625%, 08/15/43	69,052	0.5
35,680,000		United States Treasury Bond	3.000%, 05/15/45	39,784	0.3
81,710,000		United States Treasury Bond	2.875%, 08/15/45	89,212	0.6
102,850,000		United States Treasury Bond	2.500%, 05/15/46	104,874	0.8
58,160,000		United States Treasury Bond	2.750%, 11/15/47	62,294	0.4
41,095,000		United States Treasury Bond	3.125%, 05/15/48	47,264	0.3
85,945,000		United States Treasury Bond	3.000%, 08/15/48	96,679	0.7
95,520,000		United States Treasury Bond	3.375%, 11/15/48	115,127	0.8
66,615,000		United States Treasury Bond	2.250%, 08/15/49	64,544	0.5
40,200,000		United States Treasury Bond	2.375%, 11/15/49	40,019	0.3
51,445,000		United States Treasury Note	2.375%, 04/30/20	51,570	0.4
73,620,000		United States Treasury Note	2.500%, 05/31/20	73,873	0.5
45,220,000		United States Treasury Note	2.500%, 02/28/21	45,656	0.3
57,800,000		United States Treasury Note	1.625%, 12/31/21	57,854	0.4
106,055,000		United States Treasury Note	1.750%, 11/15/29	104,371	0.7
154,205,300		United States Treasury Note	1.125%–2.750%, 02/29/20–02/15/28	156,110	1.1
		Other		121,970	0.9
				1,498,899	10.6
		TOTAL GOVERNMENT BONDS	(Cost $6,130,887)	6,330,094	44.6

64	2019 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Bond Market Account  ■  December 31, 2019

Principal		Issuer		Value (000)	% of net assets
STRUCTURED ASSETS
ASSET BACKED
$39,273,500	g	Domino’s Pizza Master Issuer LLC Series – 2017 1A (Class A2II)	3.082%, 07/25/47	$39,305	0.3%
49,400,000		Verizon Owner Trust Series – 2018 A (Class A1A)	3.230%, 04/20/23	50,230	0.3
		Other		1,140,233	8.0
				1,229,768	8.6
OTHER MORTGAGE BACKED				1,446,089	10.2
		TOTAL STRUCTURED ASSETS	(Cost $2,660,642)	2,675,857	18.8
		TOTAL BONDS	(Cost $13,422,671)	13,865,939	97.7

Shares		Company
COMMON STOCKS
TELECOMMUNICATION SERVICES				137	0.0
		TOTAL COMMON STOCKS	(Cost $1,332)	137	0.0
PREFERRED STOCKS
BANKS				23,825	0.2
		TOTAL PREFERRED STOCKS	(Cost $49,941)	23,825	0.2

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
66,218,000		Federal Home Loan Bank (FHLB)	1.150%, 01/02/20	66,218	0.5
		Other		49,990	0.3
				116,208	0.8
TREASURY DEBT				24,178	0.2
		TOTAL SHORT-TERM INVESTMENTS	(Cost $140,286)	140,386	1.0

		TOTAL PORTFOLIO	(Cost $13,678,756)	14,094,359	99.3
		OTHER ASSETS & LIABILITIES, NET		98,009	0.7
		NET ASSETS		$14,192,368	100.0%

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/19, the aggregate value of these securities, including those in “Other,” is $2,544,751,909 or 17.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

See notes to financial statements	College Retirement Equities Fund ■ 2019 Annual Report	65

Summary portfolio of investments	continued

CREF Bond Market Account  ■  December 31, 2019

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Forward foreign currency contracts outstanding as of December 31, 2019 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation )
	$97,297	EUR	87,129	Australia and
				New Zealand Banking Group	01/31/20	$(623)
	$833	EUR	748	Australia and
				New Zealand Banking Group	01/31/20	(8)
	$442	EUR	400	Australia and
				New Zealand Banking Group	01/31/20	(7)
	$16	EUR	14	Australia and
				New Zealand Banking Group	01/31/20	(0)^
	$930	EUR	837	Australia and
				New Zealand Banking Group	01/31/20	(11)
	$2,514	NZD	3,953	Australia and
				New Zealand Banking Group	01/31/20	(149)
	$1,004	NZD	1,583	Australia and
				New Zealand Banking Group	01/31/20	(62)
	$1,024	SGD	1,395	Australia and
				New Zealand Banking Group	01/31/20	(13)
AUD	2,124		$1,467	Australia and
				New Zealand Banking Group	01/31/20	25
EUR	2,629		$2,950	Australia and
				New Zealand Banking Group	01/31/20	5
EUR	10		$11	Australia and
				New Zealand Banking Group	01/31/20	0 ^
Total						$(843)
	$2,758	ILS	9,675	Bank of America	01/31/20	$(48)
	$3,731	NOK	34,411	Bank of America	01/31/20	(190)
EUR	320		$357	Bank of America	01/31/20	3
EUR	674		$751	Bank of America	01/31/20	6
KRW	1,819,499		$1,557	Bank of America	01/31/20	19
Total						$(210)
	$7,278	AUD	10,590	Citibank N.A.	01/31/20	$(159)
	$4,475	EUR	4,000	Citibank N.A.	01/31/20	(20)
	$371	EUR	332	Citibank N.A.	01/31/20	(2)
	$20,858	GBP	16,120	Citibank N.A.	01/31/20	(514)
	$783	GBP	601	Citibank N.A.	01/31/20	(13)
	$2,809	PLN	10,804	Citibank N.A.	01/31/20	(39)
	$1,829	THB	55,217	Citibank N.A.	01/31/20	(16)
Total						$(763)
EUR	1,536		$1,721	Morgan Stanley	01/31/20	$5
	$482	ZAR	7,109	Morgan Stanley	01/31/20	(24)
Total						$(19)

66	2019 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Bond Market Account ■ December 31, 2019

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation )
	$10,960	CAD	14,325	Toronto Dominion Bank	01/31/20	$(74)
	$34,915	JPY	3,777,886	Toronto Dominion Bank	01/31/20	86
	$10,195	KRW	11,942,106	Toronto Dominion Bank	01/31/20	(144)
	$1,575	SEK	15,213	Toronto Dominion Bank	01/31/20	(52)
Total						$(184)
Total						$(2,019)
^	Amount represents less than $1,000.

Abbreviation(s):

AUD	Australian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CAD	Canadian Dollar	KRW	South Korean Won	SGD	Singapore Dollar
EUR	Euro	NOK	Norwegian Krone	THB	Thailand Baht
GBP	Pound Sterling	NZD	New Zealand Dollar	ZAR	South African Rand
ILS	Israeli Shekel	PLN	Polish Zloty

Centrally cleared credit default swap contracts outstanding as of December 31, 2019 were as follows (notional amounts and values are in thousands):

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount	*	Variation margin	Unrealized appreciation (depreciation )
CDX-NAHYS32V3-5 Year Index	5.000%	Credit event as specified in contract	Citigroup Global Markets, Inc	06/20/24	$24,500		$11	$(866)
CDX-NAHYS32V3-5 Year Index	5.000	Credit event as specified in contract	Citigroup Global Markets, Inc	06/20/24	14,700		7	(473)
CDX-NAHYS33V2-5 Year Index	5.000	Credit event as specified in contract	Citigroup Global Markets, Inc	12/20/24	19,800		9	(538)
CDX-NAHYS32V3-5 Year Index	5.000	Credit event as specified in contract	Citigroup Global Markets, Inc	06/20/24	24,500		11	(1,004)
CDX-NAHYS32V3-5 Year Index	5.000	Credit event as specified in contract	Citigroup Global Markets, Inc	06/20/24	1,960		1	(56)
CDX-NAHYS32V3-5 Year Index	5.000	Credit event as specified in contract	Citigroup Global Markets, Inc	06/20/24	19,600		9	(554)
Total							$48	$(3,491)

See notes to financial statements	College Retirement Equities Fund ■ 2019 Annual Report	67

Summary portfolio of investments	concluded

CREF Bond Market Account  ■  December 31, 2019

SOLD

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount	*	Variation margin	Unrealized appreciation (depreciation	)
CDX-NAHYS32V3-5 Year Index	Credit event as specified in contract	5.000%	Citigroup Global Markets, Inc	06/20/24	$19,600		$(9)	$1,006

*	The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

68	2019 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Portfolio of investments

CREF Inflation-Linked Bond Account  ■  December 31, 2019

Principal		Issuer		Value (000)	% of net assets
GOVERNMENT BONDS
AGENCY SECURITIES
$4,200,000		Crowley Conro LLC	4.181%, 08/15/43	$4,689	0.1%
17,310,000		Montefiore Medical Center	2.895%, 04/20/32	17,838	0.3
3,500,000		Private Export Funding Corp (PEFCO)	2.300%, 09/15/20	3,516	0.1
3,000,000		PEFCO	3.250%, 06/15/25	3,194	0.0
4,276,316		Reliance Industries Ltd	2.444%, 01/15/26	4,345	0.1
3,500,000		Ukraine Government AID International Bonds	1.847%, 05/29/20	3,504	0.0
15,000,000		Ukraine Government AID International Bonds	1.471%, 09/29/21	14,941	0.2
				52,027	0.8
MORTGAGE BACKED
23,319,126		Government National Mortgage Association (GNMA)	3.600%, 09/15/31	24,523	0.4
11,523,399		GNMA	3.650%, 02/15/32	12,024	0.2
2,489,652		GNMA	3.380%, 07/15/35	2,597	0.0
3,195,867		GNMA	3.870%, 10/15/36	3,383	0.1
55,393,200	h	GNMA	2.750%, 01/15/45	54,801	0.8
				97,328	1.5
U.S. TREASURY SECURITIES
81,096,880	k	United States Treasury Inflation Indexed Bonds	1.125%, 01/15/21	81,847	1.2
318,121,820	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/21	317,459	4.8
292,054,534	k	United States Treasury Inflation Indexed Bonds	0.625%, 07/15/21	295,324	4.5
359,247,141	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/22	359,044	5.4
279,870,095	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/22	279,448	4.2
326,745,080	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/22	328,098	4.9
333,334,170	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/23	333,287	5.0
235,165,190	k	United States Treasury Inflation Indexed Bonds	0.625%, 04/15/23	238,794	3.6
237,183,375	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/23	240,449	3.6
153,570,470	k	United States Treasury Inflation Indexed Bonds	0.625%, 01/15/24	156,813	2.4
167,327,560	k	United States Treasury Inflation Indexed Bonds	0.500%, 04/15/24	170,024	2.6
139,259,305	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/24	140,080	2.1
135,400,950	k	United States Treasury Inflation Indexed Bonds	0.125%, 10/15/24	136,173	2.1
177,089,720	k	United States Treasury Inflation Indexed Bonds	0.250%, 01/15/25	178,651	2.7
269,289,489	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/25	300,100	4.5
117,191,880	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/25	119,571	1.8
159,196,590	k	United States Treasury Inflation Indexed Bonds	0.625%, 01/15/26	164,062	2.5
214,993,771	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/26	238,958	3.6
148,147,140	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/26	148,602	2.2
224,241,440	k	United States Treasury Inflation Indexed Bonds	0.375%, 01/15/27	227,624	3.4
122,753,124	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/27	141,675	2.1
121,500,225	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/27	123,923	1.9
214,381,710	k	United States Treasury Inflation Indexed Bonds	0.500%, 01/15/28	219,900	3.3
211,760,644	k	United States Treasury Inflation Indexed Bonds	1.750%, 01/15/28	237,864	3.6
113,000,065	k	United States Treasury Inflation Indexed Bonds	3.625%, 04/15/28	144,535	2.2
131,217,920	k	United States Treasury Inflation Indexed Bonds	0.750%, 07/15/28	138,030	2.1
212,993,990	k	United States Treasury Inflation Indexed Bonds	0.875%, 01/15/29	226,154	3.4
141,307,866	k	United States Treasury Inflation Indexed Bonds	2.500%, 01/15/29	170,281	2.6
203,631,178	k	United States Treasury Inflation Indexed Bonds	3.875%, 04/15/29	271,672	4.1

See notes to financial statements	College Retirement Equities Fund ■ 2019 Annual Report	69

Portfolio of investments	concluded

CREF Inflation-Linked Bond Account  ■  December 31, 2019

Principal		Issuer		Value (000)	% of net assets
U.S. TREASURY SECURITIES—continued
$221,317,800	k	United States Treasury Inflation Indexed Bonds	0.250%, 07/15/29	$223,441	3.4%
25,370,275	k	United States Treasury Inflation Indexed Bonds	3.375%, 04/15/32	34,826	0.5
37,000,000		United States Treasury Note	1.875%, 07/31/26	37,120	0.6
37,000,000		United States Treasury Note	1.750%, 11/15/29	36,412	0.5
				6,460,241	97.4
		TOTAL GOVERNMENT BONDS	(Cost $6,346,622)	6,609,596	99.7

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
10,000,000		Federal Home Loan Bank (FHLB)	1.556%, 01/13/20	9,995	0.2
14,995,000		FHLB	1.571%, 01/23/20	14,982	0.2
				24,977	0.4
TREASURY DEBT
1,950,000		United States Treasury Bill	1.520%, 01/02/20	1,950	0.0
2,400,000		United States Treasury Bill	1.528%, 01/30/20	2,398	0.0
				4,348	0.0
		TOTAL SHORT-TERM INVESTMENTS	(Cost $29,322)	29,325	0.4

		TOTAL PORTFOLIO	(Cost $6,375,944)	6,638,921	100.1
		OTHER ASSETS & LIABILITIES, NET		(8,591)	(0.1)
		NET ASSETS		$6,630,330	100.0%

h	All or a portion of these securities were purchased on a delayed delivery basis.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

70	2019 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments

CREF Social Choice Account  ■  December 31, 2019

			Value	% of net
Principal	Issuer		(000)	assets
	BANK LOAN OBLIGATIONS
	COMMERCIAL & PROFESSIONAL SERVICES		$5,188	0.1%
	MATERIALS		2,597	0.0
	TECHNOLOGY HARDWARE & EQUIPMENT		3,761	0.0
	UTILITIES		4,705	0.0
	TOTAL BANK LOAN OBLIGATIONS	(Cost $16,246)	16,251	0.1

	BONDS
	CORPORATE BONDS
	AUTOMOBILES & COMPONENTS		27,044	0.2
	BANKS		425,228	2.8
	CAPITAL GOODS		51,620	0.3
	COMMERCIAL & PROFESSIONAL SERVICES		20,777	0.1
	CONSUMER SERVICES		114,967	0.8
	DIVERSIFIED FINANCIALS		160,373	1.1
	ENERGY		244,836	1.6
	FOOD, BEVERAGE & TOBACCO		16,172	0.1
	HEALTH CARE EQUIPMENT & SERVICES		33,657	0.2
	HOUSEHOLD & PERSONAL PRODUCTS		7,508	0.0
	INSURANCE		60,981	0.4
	MATERIALS		132,552	0.9
	MEDIA & ENTERTAINMENT		9,696	0.1
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		72,693	0.5
	REAL ESTATE		89,137	0.6
	RETAILING		11,587	0.1
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		12,432	0.1
	SOFTWARE & SERVICES		20,140	0.1
	TECHNOLOGY HARDWARE & EQUIPMENT		14,921	0.1
	TELECOMMUNICATION SERVICES		59,147	0.4
	TRANSPORTATION		119,161	0.8
	UTILITIES		609,608	4.0
	TOTAL CORPORATE BONDS	(Cost $2,204,498)	2,314,237	15.3

See notes to financial statements	College Retirement Equities Fund ■ 2019 Annual Report	71

Summary portfolio of investments	continued

CREF Social Choice Account  ■  December 31, 2019

				Value	% of net
Principal		Issuer		(000)	assets
GOVERNMENT BONDS
AGENCY SECURITIES
$45,500,000		Iraq Government AID International Bond	2.149%, 01/18/22	$45,880	0.3%
197,681,658	j	OPIC	0.000%–3.938%, 01/26/21–07/15/38	206,172	1.4
		Other		227,225	1.5
				479,277	3.2
FOREIGN GOVERNMENT BONDS
46,500,000		International Finance Corp	1.546%, 11/04/21	46,103	0.3
41,500,000		International Finance Corp	2.125%, 04/07/26	41,972	0.3
		Other		505,234	3.3
				593,309	3.9
MORTGAGE BACKED
154,361,732		Federal Home Loan Mortgage Corp Gold (FGLMC)	3.000%–8.000%, 10/01/20–08/01/48	162,732	1.1
50,516,881		Federal National Mortgage Association (FNMA)	3.000%, 02/25/48	52,035	0.3
46,883,864		FNMA	4.000%, 04/01/48	49,139	0.3
322,788,253	h,i	FNMA	2.801%–8.000%, 07/01/24–12/01/49	332,091	2.2
		Other		162,498	1.1
				758,495	5.0
MUNICIPAL BONDS
38,330,000		State of California	3.750%, 10/01/37	40,981	0.3
		Other		585,080	3.8
				626,061	4.1
U.S. TREASURY SECURITIES
104,836,000		United States Treasury Bond	2.250%, 08/15/49	101,576	0.7
74,414,500		United States Treasury Note	1.625%, 12/15/22	74,444	0.5
60,960,000		United States Treasury Note	1.750%, 11/15/29	59,992	0.4
231,853,000		United States Treasury Note	1.375%–2.875%, 05/31/21–12/31/26	233,707	1.5
		Other		83,394	0.6
				553,113	3.7
		TOTAL GOVERNMENT BONDS	(Cost $2,928,375)	3,010,255	19.9

STRUCTURED ASSETS
ASSET BACKED				222,045	1.4
OTHER MORTGAGE BACKED				420,625	2.8
		TOTAL STRUCTURED ASSETS	(Cost $636,685)	642,670	4.2
		TOTAL BONDS	(Cost $5,769,558)	5,967,162	39.4

72	2019 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Social Choice Account  ■  December 31, 2019

		Value	% of net
Shares	Company	(000)	assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS		$141,600	0.9%
BANKS
834,746	Citigroup, Inc	66,688	0.4
286,583	PNC Financial Services Group, Inc	45,747	0.3
803,644	US Bancorp	47,648	0.3
	Other	466,110	3.1
		626,193	4.1
CAPITAL GOODS
267,982	3M Co	47,278	0.3
	Other	613,913	4.1
		661,191	4.4
COMMERCIAL & PROFESSIONAL SERVICES		134,915	0.9
CONSUMER DURABLES & APPAREL
497,099	Nike, Inc (Class B)	50,361	0.3
	Other	129,370	0.9
		179,731	1.2
CONSUMER SERVICES
589,901	Starbucks Corp	51,864	0.4
	Other	139,907	0.9
		191,771	1.3
DIVERSIFIED FINANCIALS
328,240	American Express Co	40,863	0.2
154,156	S&P Global, Inc	42,092	0.3
	Other	392,947	2.6
		475,902	3.1
ENERGY
675,517	ConocoPhillips	43,929	0.3
	Other	371,382	2.4
		415,311	2.7
FOOD & STAPLES RETAILING		98,395	0.6
FOOD, BEVERAGE & TOBACCO
1,286,702	Coca-Cola Co	71,219	0.5
571,568	Nestle S.A.	61,881	0.4
490,585	PepsiCo, Inc	67,048	0.4
	Other	155,574	1.0
		355,722	2.3
HEALTH CARE EQUIPMENT & SERVICES
245,969	UnitedHealth Group, Inc	72,310	0.5
	Other	355,461	2.3
		427,771	2.8
HOUSEHOLD & PERSONAL PRODUCTS
719,091	Procter & Gamble Co	89,815	0.6
	Other	121,363	0.8
		211,178	1.4

See notes to financial statements	College Retirement Equities Fund ■ 2019 Annual Report	73

Summary portfolio of investments	continued

CREF Social Choice Account  ■  December 31, 2019

			Value	% of net
Shares		Company	(000)	assets
INSURANCE			$390,652	2.6%
MATERIALS
254,284		Linde plc	54,137	0.4
		Other	356,261	2.3
			410,398	2.7
MEDIA & ENTERTAINMENT
71,344	*	Alphabet, Inc (Class A)	95,557	0.6
72,267	*	Alphabet, Inc (Class C)	96,622	0.7
1,104,902		Comcast Corp (Class A)	49,688	0.3
		Other	220,936	1.5
			462,803	3.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
231,666		Amgen, Inc	55,848	0.4
892,144		Bristol-Myers Squibb Co	57,267	0.4
411,510		Eli Lilly & Co	54,085	0.3
862,340		Merck & Co, Inc	78,430	0.5
140,771		Roche Holding AG.	45,751	0.3
320,095		Zoetis, Inc	42,364	0.3
		Other	393,689	2.6
			727,434	4.8
REAL ESTATE
204,298		American Tower Corp	46,952	0.3
		Other	286,787	1.9
			333,739	2.2
RETAILING
84,829	*	Amazon.com, Inc	156,750	1.0
22,027	*	Booking Holdings, Inc	45,238	0.3
319,115		Home Depot, Inc	69,688	0.5
		Other	217,630	1.4
			489,306	3.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,395,331		Intel Corp	83,511	0.6
251,714		NVIDIA Corp	59,228	0.4
403,130		Texas Instruments, Inc	51,718	0.3
		Other	86,666	0.6
			281,123	1.9
SOFTWARE & SERVICES
280,560		Accenture plc	59,078	0.4
192,937	*	Adobe, Inc	63,633	0.4
393,157		International Business Machines Corp	52,699	0.3
1,691,626		Microsoft Corp	266,769	1.8
347,044	*	salesforce.com, Inc	56,443	0.4
		Other	274,656	1.8
			773,278	5.1

74	2019 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Social Choice Account  ■  December 31, 2019

				Value	% of net
Shares		Company		(000)	assets
TECHNOLOGY HARDWARE & EQUIPMENT
964,735		Apple, Inc		$283,295	1.9%
1,302,522		Cisco Systems, Inc		62,469	0.4
		Other		149,610	1.0
				495,374	3.3
TELECOMMUNICATION SERVICES
1,295,086		Verizon Communications, Inc		79,518	0.5
		Other		128,953	0.9
				208,471	1.4
TRANSPORTATION				207,075	1.4
UTILITIES
669,030		Southern Co		42,617	0.3
		Other		296,677	1.9
				339,294	2.2
		TOTAL COMMON STOCKS	(Cost $6,846,559)	9,038,627	59.6

PREFERRED STOCKS
BANKS				11,617	0.1
REAL ESTATE				10,347	0.1
		TOTAL PREFERRED STOCKS	(Cost $34,103)	21,964	0.2

RIGHTS / WARRANTS
ENERGY				340	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $339)	340	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				36,419	0.2
TREASURY DEBT				22,957	0.2

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
78,748,918	c	State Street Navigator Securities Lending Government Money Market Portfolio		78,749	0.5
				78,749	0.5
		TOTAL SHORT-TERM INVESTMENTS	(Cost $138,122)	138,125	0.9

		TOTAL PORTFOLIO	(Cost $12,804,927)	15,182,469	100.2
		OTHER ASSETS & LIABILITIES, NET		(24,888)	(0.2)
		NET ASSETS		$15,157,581	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2019 Annual Report	75

Summary portfolio of investments	concluded

CREF Social Choice Account  ■  December 31, 2019

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/19, the aggregate value of securities on loan is $123,132,152. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

At 12/31/19, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $1,517,168,039 or 10.0% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Forward foreign currency contracts outstanding as of December 31, 2019 were as follows (dollar amounts are in thousands):

Currency		Currency				Unrealized
to be		to be				appreciation
purchased	Receive	sold	Deliver	Counterparty	Settlement date	(depreciation	)
	$7,172	EUR	6,490	Citibank N.A.	01/31/20	$(122)

Abbreviation(s):

EUR	Euro

76	2019 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments

CREF Money Market Account  ■  December 31, 2019

			Value	% of net
Principal	Issuer		(000)	assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$194,500,000	Federal Agriculture Mortgage Corp (FAMC)	0.010%, 01/14/20–05/06/20	$194,080	1.9%
238,950,000	Federal Farm Credit Bank (FFCB)	0.010%, 02/12/20–10/29/20	237,519	2.4
165,498,000	Federal Home Loan Bank (FHLB)	0.010%, 01/03/20	165,483	1.7
96,907,000	FHLB	0.010%, 01/08/20	96,876	1.0
125,320,000	FHLB	0.010%, 01/09/20	125,276	1.2
141,780,000	FHLB	0.010%, 01/10/20	141,722	1.4
120,100,000	FHLB	0.010%, 01/13/20	120,037	1.2
140,050,000	FHLB	0.010%, 01/15/20	139,958	1.4
85,000,000	FHLB	0.010%, 01/21/20	84,926	0.8
136,000,000	FHLB	0.010%, 01/22/20	135,871	1.4
110,000,000	FHLB	0.010%, 01/24/20	109,888	1.1
177,510,000	FHLB	0.010%, 01/29/20	177,277	1.8
84,480,000	FHLB	0.010%, 02/03/20	84,361	0.8
160,300,000	FHLB	0.010%, 02/04/20	160,064	1.6
144,200,000	FHLB	0.010%, 02/07/20	143,964	1.4
210,270,000	FHLB	0.010%, 02/10/20	209,900	2.1
155,497,000	FHLB	0.010%, 02/11/20	155,217	1.5
123,000,000	FHLB	0.010%, 02/12/20	122,775	1.2
161,700,000	FHLB	0.010%, 02/14/20	161,385	1.6
120,229,000	FHLB	0.010%, 02/18/20	119,980	1.2
135,000,000	FHLB	0.010%, 02/19/20	134,714	1.3
109,125,000	FHLB	0.010%, 02/21/20	108,882	1.1
89,235,000	FHLB	0.010%, 02/25/20	89,023	0.9
98,210,000	FHLB	0.010%, 02/26/20	97,969	1.0
107,972,000	FHLB	0.010%, 02/28/20	107,698	1.1
145,574,000	FHLB	0.010%, 03/06/20	145,167	1.4
93,929,000	FHLB	0.010%, 03/11/20	93,643	0.9
116,828,000	FHLB	0.010%, 03/13/20	116,461	1.2
1,132,860,000	FHLB	0.010%–1.620%, 01/02/20–06/19/20	1,129,569	11.3
111,450,000	Federal Home Loan Mortgage Corp (FHLMC)	0.010%, 02/24/20	111,184	1.1
90,000,000	FHLMC	0.030%, 04/17/20	89,583	0.9
294,600,000	FHLMC	0.010%, 01/13/20–04/09/20	293,966	2.9
77,500,000	Federal National Mortgage Association (FNMA)	0.010%, 01/02/20	77,497	0.8
88,000,000	FNMA	0.010%, 02/05/20	87,869	0.9
129,745,000	FNMA	0.010%, 01/15/20–03/04/20	129,609	1.3
			5,699,393	56.8
TREASURY DEBT
97,000,000	United States Treasury Bill	0.010%, 01/14/20	96,947	1.0
117,350,000	United States Treasury Bill	0.010%, 01/16/20	117,255	1.2
210,700,000	United States Treasury Bill	0.010%, 01/23/20	210,466	2.1
150,000,000	United States Treasury Bill	0.010%, 02/06/20	149,754	1.5
130,000,000	United States Treasury Bill	0.010%, 02/13/20	129,757	1.3
100,000,000	United States Treasury Bill	0.010%, 02/20/20	99,754	1.0
84,500,000	United States Treasury Bill	0.010%, 02/27/20	84,272	0.8
95,150,000	United States Treasury Bill	0.010%, 03/05/20	94,872	0.9
118,284,000	United States Treasury Bill	0.010%, 03/12/20	117,864	1.2
125,900,000	United States Treasury Bill	0.010%, 03/26/20	125,390	1.2

See notes to financial statements	College Retirement Equities Fund ■ 2019 Annual Report	77

Summary portfolio of investments	continued

CREF Money Market Account  ■  December 31, 2019

				Value	% of net
Principal		Issuer		(000)	assets
TREASURY DEBT—continued
$126,300,000		United States Treasury Bill	0.010%, 04/02/20	$125,774	1.2%
100,000,000		United States Treasury Bill	0.010%, 06/18/20	99,157	1.0
230,550,000		United States Treasury Bill	0.010%, 01/07/20–06/04/20	229,874	2.3
92,000,000		United States Treasury Note	0.010%, 01/31/20	92,004	0.9
93,000,000		United States Treasury Note	0.010%, 02/29/20	92,922	1.0
		Other		32,551	0.3
				1,898,613	18.9
VARIABLE RATE SECURITIES
84,000,000	i	Federal Agricultural Mortgage Corp (FAMC), SOFR + 0.070%	1.610%, 02/08/21	84,000	0.9
593,500,000	i	FAMC, EFFR + 0.120%–SOFR + 0.060%	1.580%–1.817%, 02/26/20–02/22/21	593,488	5.9
96,700,000	i	Federal Farm Credit Bank (FFCB), US Treasury Bill 3 M + 0.055%	1.580%, 01/27/20	96,697	1.0
80,000,000	i	FFCB, FRED – 2.980%	1.770%, 02/20/20	80,000	0.8
308,700,000	i	FFCB, LIBOR 1 M – 0.030%–US Treasury Bill 3 M + 0.160%	1.570%–1.880%, 01/07/20–01/19/21	308,674	3.0
433,300,000	i	Federal Home Loan Bank (FHLB), US Treasury Bill 3 M + 0.070%–SOFR + 0.055%	1.560%–1.788%, 01/30/20–05/14/21	433,284	4.3
183,000,000	i	Federal Home Loan Mortgage Corp (FHLMC), SOFR + 0.040%	1.580%, 04/29/20	182,995	1.8
130,000,000	i	FHLMC, SOFR + 0.000%–SOFR + 0.030%,	02/20/20–01/22/21	129,999	1.3
131,000,000	i	Federal National Mortgage Association (FNMA), SOFR + 0.160%–SOFR + 0.075%	1.700%–1.600%, 01/30/20–10/30/20	131,013	1.3
227,000,000	i	United States Treasury Floating Rate Note, US Treasury Bill 3 M + 0.033%	1.558%, 04/30/20	226,978	2.3
100,000,000	i	United States Treasury Floating Rate Note, US Treasury Bill 3 M + 0.045%	1.571%, 10/31/20	99,957	1.0
		Other		72,495	0.7
				2,439,580	24.3
		TOTAL SHORT-TERM INVESTMENTS	(Cost $10,037,586)	10,037,586	100.0

		TOTAL PORTFOLIO	(Cost $10,037,586)	10,037,586	100.0
		OTHER ASSETS & LIABILITIES, NET		2,565	0.0
		NET ASSETS		$10,040,151	100.0%

78	2019 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Money Market Account  ■  December 31, 2019

Abbreviation(s):

EFFR	Effective Federal Funds Rate
FRED	Federal Bank Prime Loan Rate
LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secured Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2019 Annual Report	79

Statements of assets and liabilities

College Retirement Equities Fund  ■  December 31, 2019

		Stock	Global Equities	Growth	Equity Index	Bond Market	Inflation-Linked	Social Choice	Money Market
	(amounts in thousands, except accumulation unit value)	Account	Account	Account	Account	Account	Bond Account	Account	Account
	ASSETS
	Portfolio investments, at value*†	$120,408,205	$21,457,743	$28,189,600	$20,418,516	$14,094,359	$6,638,921	$15,182,469	$10,037,586
	Affiliated investments, at value‡	127,624	—	—	—	—	—	—	—
	Total portfolio investments, at value	$120,535,829	$21,457,743	$28,189,600	$20,418,516	$14,094,359	$6,638,921	$15,182,469	$10,037,586
	Cash**#	11,106	1,577	2	45	95,377	68	15,294	175
	Cash – foreign^	32,343	24,484	—	—	1,615	—	90	—
	Dividends and interest receivable	153,002	25,949	13,414	21,323	81,505	20,388	55,900	7,034
	Receivable from securities transactions	90,570	40,358	46,065	2,155	732	—	112	—
	Receivable for delayed delivery securities	40,556	—	47	3,590	18,100	—	2,692	—
	Due from affiliates	—	—	—	—	248	—	2,807	—
	Receivable for variation margin on open futures contracts	10,728	2,444	—	374	—	—	—	—
	Unrealized appreciation on forward foreign currency contracts	145	—	—	—	149	—	—	—
	Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	39	—	—	—
	Other	11,837	2,343	2,498	2,108	2,008	1,437	2,115	1,828
	Total assets	120,886,116	21,554,898	28,251,626	20,448,111	14,294,132	6,660,814	15,261,479	10,046,623
	LIABILITIES
	Investment management fees payable	3,012	53	123	138	183	85	442	115
	Service agreement fees payable	2,390	249	526	328	—	89	—	307
	Payable for collateral for securities loaned	1,263,316	188,874	266,822	164,250	—	—	78,749	—
	Payable for securities transactions	120,910	35,655	52,250	2,519	7,645	—	9,916	—
	Payable for delayed delivery securities	7,845	—	—	—	89,799	27,760	12,809	—
	Due to affiliates	135,326	6,042	8,499	5,898	—	1,113	—	4,222
	Written options◊	199	—	—	—	—	—	—	—
	Unrealized depreciation on forward foreign currency contracts	1,290	—	—	—	2,168	—	122	—
	Payable for trustee compensation	11,803	2,341	2,499	2,089	1,957	1,437	1,860	1,828
	Other	5,110	713	—	—	12	—	—	—
	Total liabilities	1,551,201	233,927	330,719	175,222	101,764	30,484	103,898	6,472
	NET ASSETS	$119,334,915	$21,320,971	$27,920,907	$20,272,889	$14,192,368	$6,630,330	$15,157,581	$10,040,151
CLASS R1 (Accumulation):	Net assets	$14,577,126	$3,682,021	$5,183,945	$3,953,532	$2,219,874	$1,041,707	$2,415,632	$1,935,621
	Units outstanding	26,308	18,313	22,039	14,730	16,846	14,360	8,964	73,685
	Unit value	$554.10	$201.06	$235.22	$268.40	$131.78	$72.54	$269.47	$26.27
CLASS R2 (Accumulation):	Net assets	35,440,837	7,150,335	9,335,196	6,888,874	4,861,528	2,099,383	5,274,673	2,953,957
	Units outstanding	63,252	35,170	39,248	25,382	36,483	28,620	19,358	111,421
	Unit value	$560.32	$203.31	$237.85	$271.40	$133.25	$73.35	$272.49	$26.51
CLASS R3 (Accumulation):	Net assets	57,944,068	10,088,071	12,898,266	8,965,173	6,816,993	3,308,020	7,063,958	5,016,816
	Units outstanding	103,058	49,448	54,041	32,919	50,983	44,942	25,835	188,628
	Unit value	$562.25	$204.01	$238.67	$272.34	$133.71	$73.61	$273.42	$26.60
ANNUITY:	Net assets	$11,372,884	$400,544	$503,500	$465,310	$293,973	$181,220	$403,318	$133,757
	* Includes securities loaned of	$1,737,179	$294,556	$291,879	$175,992	$—	$—	$123,132	$—
	** Includes cash collateral for securities loaned of	$20,783	$3,695	$—	$—	$—	$—	$—	$—
	# Includes cash collateral for mortgage dollar rolls of	$—	$—	$—	$—	$95,000	$—	$27,501	$—
	† Portfolio investments; unaffiliated issuers cost	$104,042,380	$18,462,769	$21,474,403	$8,402,643	$13,678,756	$6,375,944	$12,804,927	$10,037,586
	‡ Portfolio investments; affiliated issuers cost	$121,957	$—	$—	$—	$—	$—	$—	$—
	^ Foreign cash, cost	$32,279	$24,482	$—	$—	$1,616	$—	$89	$—
	◊ Written options premiums	$262	$—	$—	$—	$—	$—	$—	$—

80	2019 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2019 Annual Report	81

Statements of operations

College Retirement Equities Fund  ■  For the year ended December 31, 2019

	Stock	Global Equities	Growth	Equity Index	Bond Market	Inflation-Linked	Social Choice	Money Market
(amounts in thousands)	Account	Account	Account	Account	Account	Bond Account	Account	Account
INVESTMENT INCOME
Dividends:
Unaffiliated issuers*	$2,468,618	$439,313	$239,525	$372,344	$—	$—	$193,020	$—
Affiliated issuers	3,613	—	—	—	—	—	—	—
Income from securities lending	32,345	5,053	4,505	2,524	—	—	2,241	—
Interest*	22,303	5,738	3,007	1,485	432,498	153,791	186,552	219,860
Other	—	—	3	6	1,919	—	1,831	—
Total income	2,526,879	450,104	247,040	376,359	434,417	153,791	383,644	219,860
EXPENSES
Investment management fees	118,555	12,274	9,910	2,575	7,318	1,328	5,925	2,543
Administrative – Class R1	42,338	10,650	15,013	11,295	6,504	3,040	6,948	5,781
Administrative – Class R2	57,273	11,422	15,072	10,878	8,023	3,517	8,306	4,976
Administrative – Class R3	90,582	13,551	17,288	12,013	9,399	4,718	9,422	6,945
Distribution fees – Class R1	18,597	4,676	6,582	4,956	2,852	1,334	3,047	2,538
Distribution fees – Class R2	24,146	4,814	6,345	4,581	3,379	1,483	3,496	2,100
Distribution fees – Class R3	33,524	5,014	6,394	4,443	3,477	1,746	3,484	2,571
Mortality and expense risk charges	5,708	1,009	1,326	947	689	327	705	497
Total expenses	390,723	63,410	77,930	51,688	41,641	17,493	41,333	27,951
Plus: Recovery of expenses previously withheld by TIAA	—	—	—	—	—	—	—	3,817
Net expenses	390,723	63,410	77,930	51,688	41,641	17,493	41,333	31,768
Net investment income (loss)	2,136,156	386,694	169,110	324,671	392,776	136,298	342,311	188,092
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments:
Unaffiliated issuers†	6,034,123	930,579	3,249,689	914,925	110,327	(558)	586,872	203
Affiliated issuers	(40,325)	—	—	—	—	—	—	—
Purchased options	27,595	(774)	—	—	—	—	—	—
Written options	(13,928)	283	—	—	—	—	—	—
Futures contracts	51,992	24,749	—	19,656	—	(815)	—	—
Forward foreign currency contracts	(1,631)	—	—	—	4,893	—	332	—
Swap contracts	—	—	—	—	(1,145)	—	—	—
Foreign currency transactions	(5,574)	(3,664)	(1,045)	—	972	—	(78)	—
Net realized gain (loss) on total investments	6,052,252	951,173	3,248,644	934,581	115,047	(1,373)	587,126	203
Change in unrealized appreciation (depreciation) on:
Portfolio investments:
Unaffiliated issuers‡	18,841,266	3,597,248	3,672,269	3,720,987	665,606	271,703	1,695,493	—
Affiliated issuers	198,369	—	—	—	—	—	—	—
Purchased options	2,674	—	—	—	—	—	—	—
Written options	(398)	—	—	—	—	—	—	—
Futures contracts	29,942	10,804	—	(2,155)	—	285	—	—
Forward foreign currency contracts	(1,542)	—	—	—	(1,602)	—	(122)	—
Swap contracts	—	—	—	—	(2,485)	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	457	103	(44)	—	745	—	52	—
Net change in unrealized appreciation (depreciation) on total investments	19,070,768	3,608,155	3,672,225	3,718,832	662,264	271,988	1,695,423	—
Net realized and unrealized gain (loss) on total investments	25,123,020	4,559,328	6,920,869	4,653,413	777,311	270,615	2,282,549	203
Net increase (decrease) in net assets from operations	$27,259,176	$4,946,022	$7,089,979	$4,978,084	$1,170,087	$406,913	$2,624,860	$188,295
* Net of foreign withholding taxes of unaffiliated issuers	$105,896	$23,791	$3,494	$32	$144	$—	$7,807	$—
† Includes net realized gain (loss) from securities sold to affiliates of	$352,021	$140,619	$273,072	$70,279	$(36)	$—	$5,401	$—
‡ Includes net change in unrealized foreign capital gains taxes of	$(3,956)	$(696)	$—	$—	$(7)	$—	$—	$—

82	2019 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2019 Annual Report	83

Statements of changes in net assets

College Retirement Equities Fund  ■  For the year ended

		Stock Account		Global Equities Account		Growth Account
(amounts in thousands except accumulation units)		December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

OPERATIONS
Net investment income (loss)		$2,136,156	$2,149,178	$386,694	$356,325	$169,110	$214,224
Net realized gain (loss) on total investments		6,052,252	12,157,082	951,173	1,756,021	3,248,644	3,389,933
Net change in unrealized appreciation (depreciation) on total investments		19,070,768	(25,345,715)	3,608,155	(4,706,729)	3,672,225	(4,097,867)
Net increase (decrease) in net assets from operations		27,259,176	(11,039,455)	4,946,022	(2,594,383)	7,089,979	(493,710)

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	419,648	503,440	168,295	332,518	225,735	328,870
	Class R2	886,355	1,080,613	219,387	441,149	257,856	378,005
	Class R3	1,511,960	1,780,589	430,907	869,721	493,263	644,534
Net transfers between CREF Accounts:	Class R1	(138,706)	(519,523)	(15,647)	7,063	(75,553)	(150,821)
	Class R2	(314,196)	(928,765)	8,864	131,993	(162,025)	(187,671)
	Class R3	(527,435)	167,910	(40,003)	459,837	(154,390)	116,893
Withdrawals and death benefits:	Class R1	(1,651,825)	(1,811,834)	(475,045)	(411,738)	(585,733)	(609,583)
	Class R2	(4,093,122)	(4,170,883)	(839,791)	(731,937)	(999,097)	(974,735)
	Class R3	(6,477,972)	(6,681,747)	(1,256,279)	(1,024,120)	(1,348,676)	(1,361,909)
Annuity payments:		(1,374,717)	(1,438,858)	(39,602)	(40,478)	(47,666)	(43,694)
Net increase (decrease) from participant transactions		(11,760,010)	(12,019,058)	(1,838,914)	34,008	(2,396,286)	(1,860,111)
Net increase (decrease) in net assets		15,499,166	(23,058,513)	3,107,108	(2,560,375)	4,693,693	(2,353,821)

NET ASSETS
Beginning of period		103,835,749	126,894,262	18,213,863	20,774,238	23,227,214	25,581,035
End of period		$119,334,915	$103,835,749	$21,320,971	$18,213,863	$27,920,907	$23,227,214

ACCUMULATION UNITS:
Units purchased:	Class R1	831,917	1,034,071	938,135	1,861,332	1,064,423	1,666,487
	Class R2	1,749,458	2,196,235	1,205,316	2,434,695	1,197,261	1,899,333
	Class R3	2,676,325	3,253,935	2,257,078	4,692,659	2,184,748	3,113,703
Units sold / transferred:	Class R1	(3,559,148)	(4,786,952)	(2,699,139)	(2,271,931)	(3,095,678)	(3,897,846)
	Class R2	(8,668,268)	(10,368,888)	(4,530,578)	(3,337,694)	(5,380,848)	(5,870,818)
	Class R3	(13,658,015)	(13,178,771)	(7,017,380)	(3,153,669)	(6,975,282)	(6,287,298)
Outstanding:
Beginning of period		213,244,997	235,095,367	112,777,995	112,552,603	126,334,300	135,710,739
End of period		192,617,266	213,244,997	102,931,427	112,777,995	115,328,924	126,334,300

84	2019 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2019 Annual Report	85

Statements of changes in net assets	continued

College Retirement Equities Fund ■ For the year ended

		Equity Index Account		Bond Market Account		Inflation-Linked Bond Account
(amounts in thousands except accumulation units)		December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

OPERATIONS
Net investment income (loss)		$324,671	$325,996	$392,776	$381,913	$136,298	$180,501
Net realized gain (loss) on total investments		934,581	1,111,443	115,047	(105,956)	(1,373)	6,580
Net change in unrealized appreciation (depreciation) on total investments		3,718,832	(2,349,356)	662,264	(317,410)	271,988	(222,604)
Net increase (decrease) in net assets from operations		4,978,084	(911,917)	1,170,087	(41,453)	406,913	(35,523)

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	169,126	200,197	183,520	136,171	112,111	67,815
	Class R2	247,715	271,121	285,876	291,918	139,346	154,399
	Class R3	364,644	349,033	567,202	449,478	242,397	260,514
Net transfers between CREF Accounts:	Class R1	(31,536)	(133,292)	101,745	13,932	36,553	3,421
	Class R2	(27,137)	(138,318)	215,468	94,759	75,864	64,477
	Class R3	(49,180)	(20,287)	272,800	255,450	103,379	149,050
Withdrawals and death benefits:	Class R1	(460,364)	(485,194)	(289,786)	(299,729)	(130,350)	(141,219)
	Class R2	(752,721)	(807,336)	(611,249)	(622,902)	(273,489)	(275,659)
	Class R3	(952,105)	(983,535)	(895,928)	(869,297)	(406,981)	(431,600)
Annuity payments:		(45,192)	(43,024)	(28,622)	(27,803)	(18,628)	(19,015)
Net increase (decrease) from participant transactions		(1,536,750)	(1,790,635)	(198,974)	(578,023)	(119,798)	(167,817)
Net increase (decrease) in net assets		3,441,334	(2,702,552)	971,113	(619,476)	287,115	(203,340)

NET ASSETS
Beginning of period		16,831,555	19,534,107	13,221,255	13,840,731	6,343,215	6,546,555
End of period		$20,272,889	$16,831,555	$14,192,368	$13,221,255	$6,630,330	$6,343,215

ACCUMULATION UNITS:
Units purchased:	Class R1	702,275	891,750	1,425,839	1,137,926	1,570,229	993,482
	Class R2	1,019,672	1,198,508	2,208,673	2,420,078	1,945,878	2,243,650
	Class R3	1,416,310	1,463,674	4,216,412	3,559,308	3,224,346	3,673,498
Units sold / transferred:	Class R1	(2,044,142)	(2,763,741)	(1,478,865)	(2,391,872)	(1,327,505)	(2,019,198)
	Class R2	(3,213,358)	(4,166,875)	(3,075,368)	(4,379,958)	(2,758,743)	(3,067,963)
	Class R3	(4,106,533)	(4,398,867)	(4,842,623)	(5,070,279)	(4,176,084)	(4,069,349)
Outstanding:
Beginning of period		79,257,167	87,032,718	105,857,860	110,582,657	89,444,564	91,690,444
End of period		73,031,391	79,257,167	104,311,928	105,857,860	87,922,685	89,444,564

86	2019 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2019 Annual Report	87

Statements of changes in net assets	concluded
College Retirement Equities Fund ■ For the year ended

		Social Choice Account		Money Market Account
(amounts in thousands except accumulation units)		December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

OPERATIONS
Net investment income (loss)		$342,311	$333,616	$188,092	$126,401
Net realized gain (loss) on total investments		587,126	1,080,875	203	(5)
Net change in unrealized appreciation (depreciation) on total investments		1,695,423	(1,994,529)	—	—
Net increase (decrease) in net assets from operations		2,624,860	(580,038)	188,295	126,396

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	129,760	117,086	683,018	749,850
	Class R2	276,985	214,761	701,710	843,285
	Class R3	459,555	303,754	1,377,722	1,560,336
Net transfers between CREF Accounts:	Class R1	17,602	(71,016)	35,623	21,896
	Class R2	119,106	(98,505)	149,485	219,439
	Class R3	134,898	59,266	264,420	482,808
Withdrawals and death benefits:	Class R1	(257,228)	(268,792)	(678,356)	(767,215)
	Class R2	(512,009)	(521,801)	(924,766)	(967,447)
	Class R3	(656,578)	(692,272)	(1,640,679)	(1,716,480)
Annuity payments:		(37,737)	(36,758)	(14,695)	(14,918)
Net increase (decrease) from participant transactions		(325,646)	(994,277)	(46,518)	411,554
Net increase (decrease) in net assets		2,299,214	(1,574,315)	141,777	537,950

NET ASSETS
Beginning of period		12,858,367	14,432,682	9,898,374	9,360,424
End of period		$15,157,581	$12,858,367	$10,040,151	$9,898,374

ACCUMULATION UNITS:
Units purchased:	Class R1	517,476	499,348	26,200,893	29,165,709
	Class R2	1,092,143	906,825	26,716,005	32,681,140
	Class R3	1,708,819	1,186,592	51,911,585	60,106,404
Units sold / transferred:	Class R1	(963,165)	(1,449,236)	(24,656,686)	(29,000,184)
	Class R2	(1,565,109)	(2,618,815)	(29,532,791)	(29,017,834)
	Class R3	(2,075,868)	(2,666,460)	(52,284,054)	(47,738,385)
Outstanding:
Beginning of period		55,443,059	59,584,805	375,379,256	359,182,406
End of period		54,157,355	55,443,059	373,734,208	375,379,256

88	2019 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2019 Annual Report	89

Financial highlights

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets					Accumulation
	For the period or year ended		Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss on total investments )	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return [b]	Gross expenses		Net investment income (loss	)	Portfolio turnover rate	units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]

STOCK ACCOUNT
Class R1:	12/31/19		$11.125		$2.749		$8.376		$109.873	$118.249	$435.849	$554.098	27.13%	0.55%		1.67%		60%	26		$14,577
	12/31/18		10.238		2.573		7.665		(55.323)	(47.658)	483.507	435.849	(9.86)	0.53		1.57		55	29		12,655
	12/31/17		8.937		2.869		6.068		84.379	90.447	393.060	483.507	23.01	0.65		1.38		48	33		15,853
	12/31/16		8.586		2.727		5.859		25.797	31.656	361.404	393.060	8.76	0.74		1.59		56	36		14,174
	12/31/15	[h]	8.076		2.108		5.968		(9.995)	(4.027)	365.431	361.404	(1.10)	0.57		1.60		52	39		14,153
Class R2:	12/31/19		11.240		1.772		9.468		110.979	120.447	439.868	560.315	27.38	0.35		1.86		60	63		35,441
	12/31/18		10.327		1.687		8.640		(55.847)	(47.207)	487.075	439.868	(9.69)	0.34		1.75		55	70		30,866
	12/31/17		8.990		1.736		7.254		84.893	92.147	394.928	487.075	23.33	0.39		1.64		48	78		38,159
	12/31/16		8.610		1.724		6.886		25.913	32.799	362.129	394.928	9.06	0.47		1.87		56	86		33,996
	12/31/15	[g]	5.699		1.215		4.484		(30.621)	(26.137)	388.266	362.129	(6.73)[c]	0.48	[d]	1.75	[d]	52	94		33,974
Class R3:	12/31/19		11.279		1.507		9.772		111.324	121.096	441.152	562.248	27.45	0.30		1.92		60	103		57,944
	12/31/18		10.352		1.485		8.867		(56.010)	(47.143)	488.295	441.152	(9.65)	0.30		1.79		55	114		50,309
	12/31/17		9.010		1.395		7.615		85.073	92.688	395.607	488.295	23.43	0.32		1.72		48	124		60,531
	12/31/16		8.619		1.346		7.273		25.956	33.229	362.378	395.607	9.17	0.36		1.97		56	136		53,821
	12/31/15	[g]	5.698		0.960		4.738		(30.626)	(25.888)	388.266	362.378	(6.67)[c]	0.38	[d]	1.85	[d]	52	148		53,614

GLOBAL EQUITIES ACCOUNT
Class R1:	12/31/19		4.042		0.913		3.129		40.803	43.932	157.127	201.059	27.96	0.50		1.73		67	18		3,682
	12/31/18		3.712		0.948		2.764		(25.325)	(22.561)	179.688	157.127	(12.56)	0.53		1.54		77	20		3,154
	12/31/17		3.346		1.117		2.229		32.997	35.226	144.462	179.688	24.38	0.69		1.38		36	20		3,681
	12/31/16		3.218		1.027		2.191		4.314	6.505	137.957	144.462	4.72	0.75		1.60		78	22		3,230
	12/31/15	[h]	3.077		0.823		2.254		(3.090)	(0.836)	138.793	137.957	(0.60)	0.58		1.59		49	24		3,312
Class R2:	12/31/19		4.081		0.560		3.521		41.217	44.738	158.571	203.309	28.21	0.31		1.92		67	35		7,150
	12/31/18		3.746		0.624		3.122		(25.558)	(22.436)	181.007	158.571	(12.40)	0.35		1.73		77	38		6,104
	12/31/17		3.365		0.700		2.665		33.198	35.863	145.144	181.007	24.71	0.43		1.64		36	39		7,131
	12/31/16		3.228		0.655		2.573		4.341	6.914	138.230	145.144	5.00	0.48		1.87		78	43		6,224
	12/31/15	[g]	2.030		0.468		1.562		(11.301)	(9.739)	147.969	138.230	(6.58)[c]	0.48	[d]	1.60	[d]	49	47		6,435
Class R3:	12/31/19		4.095		0.465		3.630		41.347	44.977	159.035	204.012	28.28	0.25		1.98		67	49		10,088
	12/31/18		3.747		0.547		3.200		(25.626)	(22.426)	181.461	159.035	(12.36)	0.30		1.77		77	54		8,621
	12/31/17		3.372		0.574		2.798		33.270	36.068	145.393	181.461	24.81	0.35		1.71		36	53		9,558
	12/31/16		3.232		0.514		2.718		4.350	7.068	138.325	145.393	5.11	0.37		1.98		78	57		8,324
	12/31/15	[g]	2.030		0.370		1.660		(11.304)	(9.644)	147.969	138.325	(6.52)[c]	0.38	[d]	1.70	[d]	49	62		8,527

90	2019 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2019 Annual Report	91

Financial highlights	continued

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets					Accumulation
	For the period or year ended		Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss on total investments )	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return [b]	Gross expenses		Net investment income (loss	)	Portfolio turnover rate	units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]

GROWTH ACCOUNT
Class R1:	12/31/19		$1.988		$1.026		$0.962		$55.151	$56.113	$179.102	$235.215	31.33%	0.48%		0.45%		85%	22		$5,184
	12/31/18		2.166		0.914		1.252		(6.193)	(4.941)	184.043	179.102	(2.69)	0.46		0.63		62	24		4,311
	12/31/17		1.818		0.977		0.841		43.121	43.962	140.081	184.043	31.38	0.60		0.52		48	26		4,841
	12/31/16		1.782		0.902		0.880		2.577	3.457	136.624	140.081	2.53	0.67		0.65		64	28		3,941
	12/31/15	[h]	1.663		0.683		0.980		6.976	7.956	128.668	136.624	6.19	0.51		0.73		47	31		4,174
Class R2:	12/31/19		2.007		0.609		1.398		55.701	57.099	180.750	237.849	31.59	0.28		0.65		85	39		9,335
	12/31/18		2.186		0.555		1.631		(6.277)	(4.646)	185.396	180.750	(2.51)	0.28		0.82		62	43		7,850
	12/31/17		1.830		0.556		1.274		43.379	44.653	140.743	185.396	31.73	0.34		0.78		48	47		8,788
	12/31/16		1.788		0.534		1.254		2.593	3.847	136.896	140.743	2.81	0.39		0.93		64	51		7,172
	12/31/15	[g]	1.117		0.380		0.737		(1.993)	(1.256)	138.152	136.896	(0.91)[c]	0.41	[d]	0.79	[d]	47	55		7,594
Class R3:	12/31/19		2.016		0.496		1.520		55.873	57.393	181.281	238.674	31.66	0.23		0.70		85	54		12,898
	12/31/18		2.193		0.471		1.722		(6.301)	(4.579)	185.860	181.281	(2.46)	0.24		0.86		62	59		10,665
	12/31/17		1.834		0.429		1.405		43.471	44.876	140.984	185.860	31.83	0.26		0.86		48	62		11,524
	12/31/16		1.790		0.395		1.395		2.599	3.994	136.990	140.984	2.92	0.29		1.03		64	67		9,424
	12/31/15	[g]	1.117		0.287		0.830		(1.992)	(1.162)	138.152	136.990	(0.84)[c]	0.31	[d]	0.89	[d]	47	73		10,027

EQUITY INDEX ACCOUNT
Class R1:	12/31/19		4.780		1.100		3.680		58.895	62.575	205.823	268.398	30.40	0.46		1.53		2	15		3,954
	12/31/18		4.426		0.992		3.434		(15.616)	(12.182)	218.005	205.823	(5.59)	0.44		1.52		3	16		3,308
	12/31/17		3.836		1.126		2.710		34.271	36.981	181.024	218.005	20.43	0.57		1.37		4	18		3,912
	12/31/16		3.648		1.044		2.604		16.892	19.496	161.528	181.024	12.07	0.63		1.56		4	19		3,501
	12/31/15	[h]	3.254		0.765		2.489		(2.523)	(0.034)	161.562	161.528	(0.02)	0.47		1.52		5	20		3,260
Class R2:	12/31/19		4.832		0.630		4.202		59.485	63.687	207.717	271.404	30.66	0.26		1.73		2	25		6,889
	12/31/18		4.465		0.581		3.884		(15.774)	(11.890)	219.607	207.717	(5.41)	0.26		1.71		3	28		5,728
	12/31/17		3.859		0.612		3.247		34.480	37.727	181.880	219.607	20.74	0.31		1.63		4	31		6,708
	12/31/16		3.662		0.591		3.071		16.959	20.030	161.850	181.880	12.38	0.35		1.84		4	33		6,035
	12/31/15	[g]	2.443		0.414		2.029		(8.184)	(6.155)	168.005	161.850	(3.66)[c]	0.37	[d]	1.81	[d]	5	35		5,667
Class R3:	12/31/19		4.851		0.502		4.349		59.668	64.017	208.324	272.341	30.73	0.21		1.78		2	33		8,965
	12/31/18		4.479		0.486		3.993		(15.823)	(11.830)	220.154	208.324	(5.37)	0.21		1.75		3	36		7,418
	12/31/17		3.869		0.458		3.411		34.551	37.962	182.192	220.154	20.84	0.23		1.71		4	39		8,486
	12/31/16		3.667		0.419		3.248		16.983	20.231	161.961	182.192	12.49	0.25		1.94		4	42		7,570
	12/31/15	[g]	2.443		0.302		2.141		(8.185)	(6.044)	168.005	161.961	(3.60)[c]	0.27	[d]	1.90	[d]	5	44		7,061

92	2019 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2019 Annual Report	93

Financial highlights	continued

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets					Portfolio	Accumulation
	For the period or year ended		Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss on total investments )	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return [b]	Gross expenses		Net investment income (loss	)	Portfolio turnover rate	turnover rate excluding mortgage dollar rolls	units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]

BOND MARKET ACCOUNT
Class R1:	12/31/19		$4.029		$0.634		$3.395		$7.214	$10.609	$121.168	$131.777	8.75%	0.50%		2.66%		85%	79%	17		$2,220
	12/31/18		3.829		0.620		3.209		(3.713)	(0.504)	121.672	121.168	(0.41)	0.52		2.68		106	91	17		2,048
	12/31/17		3.517		0.764		2.753		1.670	4.423	117.249	121.672	3.77	0.64		2.30		140	96	18		2,209
	12/31/16		3.430		0.827		2.603		0.897	3.500	113.749	117.249	3.08	0.70		2.21		240	131	19		2,175
	12/31/15	[h]	3.015		0.637		2.378		(2.100)	0.278	113.471	113.749	0.25	0.56		2.07		293	123	19		2,149
Class R2:	12/31/19		4.070		0.385		3.685		7.286	10.971	122.282	133.253	8.97	0.30		2.86		85	79	36		4,862
	12/31/18		3.861		0.402		3.459		(3.741)	(0.282)	122.564	122.282	(0.23)	0.33		2.87		106	91	37		4,567
	12/31/17		3.539		0.453		3.086		1.676	4.762	117.802	122.564	4.04	0.38		2.56		140	96	39		4,818
	12/31/16		3.442		0.506		2.936		0.892	3.828	113.974	117.802	3.36	0.43		2.48		240	131	40		4,672
	12/31/15	[g]	2.181		0.369		1.812		(3.573)	(1.761)	115.735	113.974	(1.52)[c]	0.47	[d]	2.31	[d]	293	123	40		4,599
Class R3:	12/31/19		4.083		0.317		3.766		7.308	11.074	122.638	133.712	9.03	0.25		2.91		85	79	51		6,817
	12/31/18		3.872		0.352		3.520		(3.753)	(0.233)	122.871	122.638	(0.19)	0.29		2.91		106	91	52		6,329
	12/31/17		3.546		0.360		3.186		1.681	4.867	118.004	122.871	4.12	0.30		2.63		140	96	53		6,527
	12/31/16		3.446		0.385		3.061		0.891	3.952	114.052	118.004	3.47	0.32		2.58		240	131	54		6,370
	12/31/15[g]		2.182		0.292		1.890		(3.573)	(1.683)	115.735	114.052	(1.45)[c]	0.37	[d]	2.41	[d]	293	123	55		6,237

INFLATION-LINKED BOND ACCOUNT
Class R1:	12/31/19		1.660		0.329		1.331		2.944	4.275	68.267	72.542	6.27	0.46		1.88		26	26	14		1,042
	12/31/18		2.105		0.307		1.798		(2.292)	(0.494)	68.761	68.267	(0.72)	0.45		2.63		21	21	14		964
	12/31/17		1.731		0.395		1.336		(0.315)	1.021	67.740	68.761	1.51	0.58		1.95		18	18	15		1,041
	12/31/16		1.465		0.433		1.032		1.474	2.506	65.234	67.740	3.84	0.64		1.52		23	23	16		1,107
	12/31/15	[h]	(0.930)		0.324		(1.254)		(0.034)	(1.288)	66.522	65.234	(1.94)	0.48		(1.87)		6	6	17		1,127
Class R2:	12/31/19		1.686		0.190		1.496		2.962	4.458	68.895	73.353	6.48	0.27		2.09		26	26	29		2,099
	12/31/18		2.122		0.182		1.940		(2.310)	(0.370)	69.265	68.895	(0.53)	0.26		2.82		21	21	29		2,028
	12/31/17		1.743		0.218		1.525		(0.319)	1.206	68.059	69.265	1.77	0.32		2.22		18	18	30		2,096
	12/31/16		1.471		0.249		1.222		1.475	2.697	65.362	68.059	4.13	0.37		1.80		23	23	31		2,123
	12/31/15	[g]	1.272		0.185		1.087		(3.973)	(2.886)	68.248	65.362	(4.23)[c]	0.41	[d]	2.38	[d]	6	6	32		2,118
Class R3:	12/31/19		1.694		0.153		1.541		2.970	4.511	69.095	73.606	6.53	0.21		2.14		26	26	45		3,308
	12/31/18		2.125		0.154		1.971		(2.313)	(0.342)	69.437	69.095	(0.49)	0.22		2.86		21	21	46		3,171
	12/31/17		1.746		0.165		1.581		(0.320)	1.261	68.176	69.437	1.85	0.24		2.29		18	18	46		3,214
	12/31/16		1.480		0.179		1.301		1.468	2.769	65.407	68.176	4.23	0.26		1.91		23	23	48		3,271
	12/31/15	[g]	1.274		0.140		1.134		(3.975)	(2.841)	68.248	65.407	(4.16)[c]	0.31	[d]	2.48	[d]	6	6	49		3,222

94	2019 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2019 Annual Report	95

Financial highlights	continued
College Retirement Equities Fund
			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets					Portfolio	Accumulation
	For the						Net		& unrealized	Net	Accumulation	Accumulation				Net			turnover rate	units		Accumulation
	period or						investment		gain (loss )	change in	unit value	unit value				investment		Portfolio	excluding	outstanding		fund net
	year		Investment				income		on total	accumulation	beginning	end of	Total	Gross		income		turnover	mortgage	end of period		assets
	ended		income	[a]	Expenses	[a]	(loss	)[a]	investments	unit value	of period	period	return [b]	expenses		(loss	)	rate	dollar rolls	(in millions	)	(in millions	)[i]

SOCIAL CHOICE ACCOUNT
Class R1:	12/31/19		$6.789		$1.210		$5.579		$ 40.254	$ 45.833	$223.635	$269.468	20.50%	0.49%		2.24%		52%	51%	9		$2,416
	12/31/18		6.291		1.102		5.189		(15.749)	(10.560)	234.195	223.635	(4.51)	0.47		2.21		52	47	9		2,104
	12/31/17		5.627		1.327		4.300		24.249	28.549	205.646	234.195	13.88	0.60		1.95		53	37	10		2,426
	12/31/16		5.437		1.336		4.101		9.343	13.444	192.202	205.646	7.00	0.68		2.07		93	50	11		2,287
	12/31/15	[h]	4.618		1.017		3.601		(5.795)	(2.194)	194.396	192.202	(1.13)	0.52		1.83		115	57	12		2,290
Class R2:	12/31/19		6.857		0.724		6.133		40.661	46.794	225.691	272.485	20.73	0.29		2.43		52	51	19		5,275
	12/31/18		6.344		0.673		5.671		(15.895)	(10.224)	235.915	225.691	(4.33)	0.28		2.39		52	47	20		4,476
	12/31/17		5.661		0.757		4.904		24.394	29.298	206.617	235.915	14.18	0.34		2.21		53	37	22		5,082
	12/31/16		5.456		0.799		4.657		9.377	14.034	192.583	206.617	7.29	0.40		2.35		93	50	23		4,784
	12/31/15	[g]	3.229		0.560		2.669		(11.025)	(8.356)	200.939	192.583	(4.16)[c]	0.42	[d]	1.99	[d]	115	57	25		4,750
Class R3:	12/31/19		6.879		0.592		6.287		40.787	47.074	226.349	273.423	20.80	0.23		2.49		52	51	26		7,064
	12/31/18		6.361		0.576		5.785		(15.940)	(10.155)	236.504	226.349	(4.29)	0.24		2.43		52	47	26		5,931
	12/31/17		5.673		0.586		5.087		24.445	29.532	206.972	236.504	14.27	0.26		2.29		53	37	28		6,547
	12/31/16		5.461		0.594		4.867		9.391	14.258	192.714	206.972	7.40	0.30		2.45		93	50	29		6,078
	12/31/15	[g]	3.230		0.427		2.803		(11.028)	(8.225)	200.939	192.714	(4.09)[c]	0.32	[d]	2.09	[d]	115	57	31		5,984

96	2019 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2019 Annual Report	97

Financial highlights	concluded

College Retirement Equities Fund

			Selected per accumulation unit data													Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized							Ratios to average net assets						Accumulation
	For the						Net		& unrealized		Net	Accumulation	Accumulation					Expenses		Net		units		Accumulation
	period or						investment		gain (loss	)	change in	unit value	unit value					net of TIAA		investment		outstanding		fund net
	year		Investment				income		on total		accumulation	beginning	end of	Total		Gross		withholding/		income		end of period		assets
	ended		income	[a]	Expenses	[a]	(loss	)[a]	investments		unit value	of period	period	return	[b]	expenses		recovery		(loss	)	(in millions	)	(in millions	)[i]

MONEY MARKET ACCOUNT
Class R1:	12/31/19		$0.577		$0.175		$0.402		$0.001		$0.403	$25.866	$26.269	1.56%		0.47%		0.67%		1.54%		74		$1,936
	12/31/18		0.474		0.206		0.268		0.002		0.270	25.596	25.866	1.05		0.45		0.80		1.04		72		1,866
	12/31/17		0.227		0.165		0.062		0.000		0.062	25.534	25.596	0.25		0.57		0.64		0.32		72		1,842
	12/31/16		0.111		0.111		0.000		0.000		0.000	25.534	25.534	0.00		0.64		0.43		0.00		84		2,145
	12/31/15	[h]	0.036		0.036		0.000		0.000		0.000	25.534	25.534	0.00		0.50		0.14		0.00		87		2,225
Class R2:	12/31/19		0.582		0.071		0.511		0.001		0.512	26.000	26.512	1.97		0.27		0.27		1.94		111		2,954
	12/31/18		0.476		0.138		0.338		0.000		0.338	25.662	26.000	1.32		0.27		0.53		1.31		114		2,970
	12/31/17		0.227		0.116		0.111		0.002		0.113	25.549	25.662	0.44		0.31		0.45		0.58		111		2,838
	12/31/16		0.111		0.096		0.015		0.000		0.015	25.534	25.549	0.06		0.36		0.37		0.08		129		3,306
	12/31/15	[g]	0.030		0.030		0.000		0.000		0.000	25.534	25.534	0.00	[c]	0.40	[d]	0.17	[d]	0.00	[d]	137		3,507
Class R3:	12/31/19		0.583		0.057		0.526		0.001		0.527	26.069	26.596	2.02		0.22		0.22		2.00		189		5,017
	12/31/18		0.477		0.103		0.374		0.000		0.374	25.695	26.069	1.46		0.23		0.40		1.45		189		4,927
	12/31/17		0.228		0.102		0.126		0.002		0.128	25.567	25.695	0.50		0.23		0.40		0.66		177		4,539
	12/31/16		0.111		0.078		0.033		0.000		0.033	25.534	25.567	0.13		0.26		0.30		0.17		205		5,231
	12/31/15	[g]	0.030		0.030		0.000		0.000		0.000	25.534	25.534	0.00	[c]	0.30	[d]	0.17	[d]	0.00	[d]	215		5,499
[a]	Based on average units outstanding.
[b]	Based on per accumulation unit data.
[c]	The percentages shown for this period are not annualized.
[d]	The percentages shown for this period are annualized.
[g]	Classes R2 and R3 commenced operations on April 24, 2015.
[h]	Prior to April 24, 2015, CREF offered only one class of units, which became Class R1 on that date.
[i]	Does not include annuity net assets.

98	2019 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2019 Annual Report	99

Notes to financial statements

College Retirement Equities Fund

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accounts are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts. Initial annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return, and expense and mortality assumptions. Annuity payments vary after the initial payment based on investment performance, Account expenses, and mortality experience. Death benefits are paid to beneficiaries if the annuitant dies during the accumulation period, or during the annuity period while payments are still due for the remainder of a guaranteed period.

100	2019 Annual Report ■ College Retirement Equities Fund

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Accounts determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Accounts estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. In many cases, these estimates are based on data from the prior calendar year end.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of an Account are allocated on a pro rata basis to each class, except for administrative service fees and distribution fees, which are unique to each class of each Account. Most expenses of CREF can be directly attributed to an Account or class. Expenses that cannot be directly attributed are allocated based upon the average net assets of each Account or class.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. CREF files income tax returns in U.S. federal and applicable state jurisdictions. CREF’s federal income tax return is generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Accounts’ tax positions taken for all open income tax years and has concluded that no provision for income tax is required in the Accounts’ financial statements.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.

College Retirement Equities Fund ■ 2019 Annual Report	101

Notes to financial statements

Trustee compensation: The Accounts pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Accounts until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of operations.

Indemnification: In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be unlikely.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Accounts to establish a liquidity risk management program and enhances disclosures regarding Accounts’ liquidity. The requirements of this final rule were implemented on June 1, 2019 and did not have a material impact on the Accounts’ financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

The Money Market Account: The Money Market Account’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Options: Purchased and written options traded over the counter and listed on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 of the fair value hierarchy.

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Notes to financial statements

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

As of December 31, 2019, 100% of the value of investments in the Inflation-Linked Bond Account and Money Market Account were valued based on Level 2 inputs.

The following table summarizes the market value of the Accounts’ investments as of December 31, 2019, based on the inputs used to value them (dollar amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total
Stock
Corporate bonds	$—	$25	$—	$25
Government bonds	—	301	—	301
Equity investments:
Communication services	8,050,846	2,054,258	174	10,105,278
Consumer discretionary	8,797,030	3,893,177	8	12,690,215
Consumer staples	5,225,011	3,012,924	4,176	8,242,111
Energy	3,585,792	1,822,801	672	5,409,265
Financials	11,490,490	6,648,670	3,046	18,142,206
Health care	11,576,086	3,172,850	129	14,749,065
Industrials	8,243,188	4,472,653	1,174	12,717,015
Information technology	18,765,805	3,801,924	28	22,567,757
Materials	2,519,597	2,913,996	255	5,433,848
Real estate	2,793,370	1,686,099	9,656	4,489,125
Utilities	2,229,415	1,107,817	—	3,337,232
Short-term investments	—	2,652,386	—	2,652,386
Written options**	(199)	—	—	(199)
Futures contracts**	10,722	—	—	10,722
Forward foreign currency contracts**	—	(1,145)	—	(1,145)
Total	$83,287,153	$37,238,736	$19,318	$120,545,207
Global Equities
Corporate bonds	$—	$3	$—	$3
Equity investments:
Asia	321,686	2,090,000	14	2,411,700
Europe	112,611	3,422,124	—	3,534,735
Latin America	116,834	371,266	—	488,100
North America	11,484,380	473,988	—	11,958,368
All other equity investments*	205,987	2,488,938	162	2,695,087
Short-term investments	—	369,750	—	369,750
Futures contracts**	2,443	—	—	2,443
Total	$12,243,941	$9,216,069	$176	$21,460,186

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Account	Level 1	Level 2	Level 3	Total
Growth
Equity investments:
Communication services	$3,712,064	$144,712	$—	$3,856,776
Consumer discretionary	3,745,408	489,670	—	4,235,078
Consumer staples	1,104,100	114,164	—	1,218,264
Health care	3,711,901	624,804	—	4,336,705
Industrials	1,949,952	295,186	—	2,245,138
Information technology	9,990,254	212,443	—	10,202,697
All other equity investments*	1,742,477	—	—	1,742,477
Short-term investments	266,822	85,643	—	352,465
Total	$26,222,978	$1,966,622	$—	$28,189,600
Equity Index
Equity investments:
Financials	$2,715,909	$—	$5	$2,715,914
Health care	2,837,023	—	38	2,837,061
Materials	575,729	—	56	575,785
All other equity investments*	14,004,725	—	—	14,004,725
Short-term investments	164,250	120,781	—	285,031
Futures contracts**	372	—	—	372
Total	$20,298,008	$120,781	$99	$20,418,888
Bond Market
Bank loan obligations	$—	$64,072	$—	$64,072
Corporate bonds	—	4,859,544	444	4,859,988
Government bonds	—	6,326,147	3,947	6,330,094
Structured assets	—	2,675,047	810	2,675,857
Common stocks	137	—	—	137
Preferred stocks	23,825	—	—	23,825
Short-term investments	—	140,386	—	140,386
Forward foreign currency contracts**	—	(2,019)	—	(2,019)
Credit default swap contracts**	—	(2,485)	—	(2,485)
Total	$23,962	$14,060,692	$5,201	$14,089,855
Social Choice
Bank loan obligations	$—	$16,251	$—	$16,251
Corporate bonds	—	2,314,237	—	2,314,237
Government bonds	—	3,009,622	633	3,010,255
Structured assets	—	642,506	164	642,670
Equity investments:
Communication services	521,873	149,401	—	671,274
Consumer discretionary	681,571	320,837	—	1,002,408
Consumer staples	387,943	277,352	—	665,295
Energy	263,928	151,723	—	415,651
Financials	947,847	556,514	3	1,504,364
Health care	879,939	275,266	—	1,155,205
Industrials	652,187	350,994	—	1,003,181
Information technology	1,364,808	184,967	—	1,549,775
Materials	178,594	231,804	—	410,398
Real estate	255,967	88,119	—	344,086
Utilities	217,366	121,928	—	339,294
Short-term investments	78,749	59,376	—	138,125
Forward foreign currency contracts**	—	(122)	—	(122)
Total	$6,430,772	$8,750,775	$800	$15,182,347

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments are not reflected in the market value of portfolio investments.

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Notes to financial statements

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

At December 31, 2019, the following Accounts have invested in derivative contracts which are reflected in the Statements of assets and liabilities as follows (dollar amounts are in thousands):

	Asset derivatives		Liabilities derivatives
Derivative contracts	Location	Fair value amount	Location	Fair value amount
Stock Account
Equity contracts	Futures contracts*	$10,722	Written options	$(199)
Foreign-exchange contracts	Forward foreign currency contracts	145	Forward foreign currency contracts	(1,290)
Global Equities Account
Equity contracts	Futures contracts*	2,443
Equity Index Account
Equity contracts	Futures contracts*	372
Bond Market Account
Foreign-exchange contracts	Forward foreign currency contracts	149	Forward foreign currency contracts	(2,168)
Credit contracts			Credit default swap contracts*	(2,485)
Social Choice Account
Foreign-exchange contracts			Forward foreign currency contracts	(122)

*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swap contracts; however, the value reflected on the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures contracts and centrally cleared swap contracts.

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For the year ended December 31, 2019, the effect of derivative contracts on the Accounts’ Statements of operations was as follows (dollar amounts are in thousands):

Derivative contracts	Location	Realized gain (loss )	Change in unrealized appreciation (depreciation )
Stock Account
Equity contracts	Purchased options	$ 27,595	$ 2,674
Equity contracts	Written options	(13,928)	(398)
Equity contracts	Futures contracts	51,992	29,942
Foreign-exchange contracts	Forward foreign currency contracts	(1,631)	(1,542)
Global Equities Account
Equity contracts	Purchased options	(774)	—
Equity contracts	Written options	283	—
Equity contracts	Futures contracts	24,749	10,804
Equity Index Account
Equity contracts	Futures contracts	19,656	(2,155)
Bond Market Account
Foreign-exchange contracts	Forward foreign currency contracts	4,893	(1,602)
Credit contracts	Swap contracts	(1,145)	(2,485)
Inflation-Linked Bond Account
Interest-rate contracts	Futures contracts	(815)	285
Social Choice Account
Foreign-exchange contracts	Forward foreign currency contracts	332	(122)

Options: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. Options can be settled either directly with the counterparty (over the counter) or through a central clearinghouse (exchange traded). To manage the risk, the Accounts may invest in both equity and index options. The Accounts use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the Summary portfolio of investments, and written options are separately reflected as a liability in the Statements of assets and liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks may arise upon entering into over the counter

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Notes to financial statements

options from the potential of default by counterparty. Also, risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of assets and liabilities. During the year ended December 31, 2019, the Stock Account and Global Equities Account had exposure to options, based on underlying notional values, generally between 0% and 1% of net assets. There were no purchased options outstanding as of December 31, 2019. The written options outstanding as of December 31, 2019 are disclosed in the Summary portfolio of investments and the full Schedules of investments.

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Accounts since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the year ended December 31, 2019, the Stock Account, Global Equities Account, Equity Index Account, and Inflation-Linked Bond Account had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets. The futures contracts outstanding as of December 31, 2019 are disclosed in the Summary portfolio of investments and the full Schedules of investments.

Forward foreign currency contracts: Certain Accounts are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Accounts use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation in the Statements of assets and liabilities. The Accounts realize gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statements of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of

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their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of assets and liabilities. During the year ended December 31, 2019, the Stock Account, Bond Market Account, and Social Choice Account had exposure to forwards, based on underlying notional values, generally between 0% and 3% of net assets. The forward contracts outstanding as of December 31, 2019 are disclosed in the Summary portfolio of investments and the full Schedules of investments.

Credit default swap contracts: Certain Accounts are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Accounts are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Accounts. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Accounts could be required to make under the contract. In return, the Accounts receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Accounts keep the stream of payments with no payment obligations. When the Accounts sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Accounts.

Certain Accounts may also buy credit default swap contracts, in which case the Accounts function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Accounts with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Accounts as they are entered into with a central clearinghouse which guarantees the swap against default.

The value of a bilateral swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected as liabilities on the Statements of assets and liabilities. Centrally cleared swaps initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. The daily fluctuation in fair value is accounted for as a variation margin receivable or payable on the Statements of assets and liabilities.

Under the terms of the credit default swap contracts, the Accounts receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of operations.

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Notes to financial statements

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Daily changes in the value of such contracts are reflected in net unrealized gains and losses.

The Accounts (other than the Money Market Account) invest in credit default swaps to hedge or manage the risks associated with assets held in the Accounts and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the year ended December 31, 2019, the Bond Market Account had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 1% of net assets. The credit default swap contracts outstanding as of December 31, 2019 are disclosed in the Summary portfolio of investments and the full Schedule of investments.

Note 4—investment adviser and affiliates

Investment advisory services for the Accounts are provided by TIAA-CREF Investment Management, LLC (“TCIM”) in accordance with an Investment Management Services Agreement. TCIM is a registered investment adviser and a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF. Investment management expenses generally include investment management, portfolio accounting and custodial services and are the same across all classes of an Account.

Administrative services are provided to the Accounts by TIAA, pursuant to an Administrative Services Agreement with CREF. Distribution functions are provided to the Accounts by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, pursuant to a Principal Underwriting and Distribution Services Agreement with CREF and the Rule 12b-1 plan. Participants invested in a particular CREF Account will be subject to different administrative and distribution expenses depending upon the class of the Account they own.

TIAA charges a mortality and expense charge of 0.005% to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract. This charge is the same across all Accounts and classes.

The services provided by TCIM, Services, and TIAA are provided to CREF at cost, and CREF also reimburses TCIM, Services, and TIAA for certain third party expenses and trustee fees paid on its behalf. Payments from the CREF Accounts are made on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.

As of December 31, 2019, the following table represents the effective expense deductions as an annual percentage of average daily net assets to approximate the costs that CREF incurred:

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	Investment management fee	Administrative fee			Distribution fee
Account	All classes	Class R1	Class R2	Class R3	Class R1	Class R2	Class R3
Stock	0.104%	0.304%	0.169%	0.137%	0.134%	0.071%	0.051%
Global Equities	0.061	0.304	0.169	0.137	0.134	0.071	0.051
Growth	0.037	0.305	0.169	0.136	0.134	0.071	0.050
Equity Index	0.014	0.305	0.169	0.137	0.134	0.071	0.050
Bond Market	0.053	0.305	0.169	0.136	0.134	0.071	0.050
Inflation-Linked Bond	0.020	0.305	0.169	0.136	0.134	0.071	0.051
Social Choice	0.042	0.305	0.169	0.137	0.134	0.071	0.050
Money Market	0.026	0.305	0.169	0.137	0.134	0.071	0.051

Between July 16, 2009 and March 7, 2017, TIAA withheld (“waived”) a portion of the distribution Rule 12b-1 and as necessary, administrative expenses for the Money Market Account. TIAA terminated the waiver on April 14, 2017. TIAA may, for a period of three years after the date an amount was waived, recover from the Account a portion of the amounts waived at such time as the class’s daily yield would be positive absent the effect of the waiver, and in such event the amount of recovery on any day will be approximately 25% of the class’s yield (net of all expenses) on that day. As a result of the share class conversion on April 25, 2015, previously recoverable amounts have been allocated to the newly formed classes, using conversion date April 24, 2015 end of day net assets. For the year ended December 31, 2019, TIAA recovered previously waived expenses from the Account of $3,816,986 for Class R1. In June 2019, Class R1 recouped all eligible waived expenses totaling $11,735,860; in September 2018, Class R2 recouped all eligible waived expenses totaling $12,513,185 and in July 2018, Class R3 recouped all eligible waived expenses totaling $18,705,483. The amounts waived and recovered during the current period are disclosed on the Statements of operations.

Amounts owed to Account affiliates for payment of Account expenses, payments for units purchased, and receipt for units sold are disclosed as due to/from affiliates on the Statements of assets and liabilities. Account expenses owed to affiliates are reflected in the Statements of operations.

The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended December 31, 2019, the Accounts engaged in the following security transactions with affiliated entities (dollar amounts are in thousands):

Account	Purchases	Sales	Realized gain (loss	)
Stock	$966,284	$1,979,190	$352,021
Global Equities	1,046,793	717,642	140,619
Growth	766,082	1,101,156	273,072
Equity Index	20,960	101,771	70,279
Bond Market	—	7,201	(36)
Social Choice	63,097	31,194	5,401

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Notes to financial statements

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 12/31/18		Purchase cost	Sales proceeds	Realized gain (loss )	Exchanges	Change in unrealized appreciation (depreciation	)	Dividend income	Shares at 12/31/19		Value at 12/31/19
Stock Account
Common Stock
Capital Goods
Manitowoc Co, Inc*	$26,376		$3,747	$6,935	$(5,241)	$—	$8,666		$—	1,520,750§		$26,613	§
Terex Corp	125,051		39,393	77,677	(26,545)	—	40,526		1,272	3,383,063§		100,748	§
Materials
Tronox Ltd	70,535		1,214	11,262	(10,438)	(101,294)	51,245		369	—	§	—	§
Consumer Services
Arcos Dorados Holdings, Inc	49,160	‡	23,360	4,036	1,547	—	667		936	8,728,129		70,698
Real Estate
Hibernia REIT plc	47,171	‡	8,374	3,209	352	—	4,238		1,036	35,992,723		56,926
Total	$318,293		$76,088	$103,119	$(40,325)	$(101,294)	$105,342		$3,613	49,624,665		$254,985

*	Non-income producing
‡	At December 31, 2018 the issuer was not an affiliated company of the Account.
§	At December 31, 2019 the issuer was not an affiliated company of the Account.

Note 5—investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of assets and liabilities. Non-cash collateral is not disclosed in the Accounts’ Statements of assets and liabilities as it is held by the lending agent on behalf of the Accounts, and the Accounts do not have the ability to sell or re-hypothecate those securities. As of December 31, 2019, securities lending transactions (with the exception of the Social Choice Account) are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. For the Social Choice Account, all loans from securities lending transactions are continuous, can be recalled at any time, and have no set maturity, with $94,609,249 related to equity securities and $28,522,903 related to fixed

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income securities. Securities lending income recognized by the Accounts consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of operations. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

At December 31, 2019, the total value of securities on loan and the total value of collateral received were as follows (dollar amounts are in thousands):

Account	Aggregate value of securities on loan	Cash collateral received	*	Non-cash collateral received	Total collateral received
Stock	$1,737,179	$1,263,316		$559,505	$1,822,821
Global Equities	294,556	188,874		121,044	309,918
Growth	291,879	266,822		30,056	296,878
Equity Index	175,992	164,250		15,498	179,748
Social Choice	123,132	78,749		47,485	126,234

*	May include cash and investment of cash collateral.

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Amounts receivable and/or payable for these transactions are reflected separately in the Statements of assets and liabilities.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with

College Retirement Equities Fund ■ 2019 Annual Report	113

Notes to financial statements

inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of operations.

Mortgage dollar roll transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Account, the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Account will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the notes seek to replicate. In addition, there is also counterparty risk associated with these investments because the Account is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security.

Net unrealized appreciation (depreciation): At December 31, 2019, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Account	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Stock	$104,173,652	$19,312,298	$(2,940,743)	$16,371,555
Global Equities	18,465,212	3,412,234	(417,260)	2,994,974
Growth	21,474,403	7,064,613	(349,416)	6,715,197
Equity Index	8,403,015	12,615,151	(599,278)	12,015,873
Bond Market	13,674,281	469,635	(54,061)	415,574
Inflation-Linked Bond	6,375,944	275,164	(12,187)	262,977
Social Choice	12,804,805	2,666,797	(289,255)	2,377,542

114	2019 Annual Report ■ College Retirement Equities Fund

continued

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Accounts for the year ended December 31, 2019 were as follows (dollar amounts are in thousands):

	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation- Linked Bond Account	Social Choice Account
Purchases:
Non-U.S. Government	$67,435,753	$13,296,637	$22,336,891	$395,099	$4,259,158	$2,532	$3,967,949
U.S. Government	—	—	—	—	8,227,279	1,700,402	3,449,618
Sales:
Non-U.S. Government	$77,567,192	$14,694,460	$24,548,641	$1,606,217	$3,457,430	$1,868	$3,902,279
U.S. Government	—	—	—	—	8,033,702	1,662,624	3,283,706

Note 6—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Accounts may participate in an inter-fund lending program. This program allows certain Accounts to lend cash to and/or borrow cash from other Accounts or certain other affiliated registered investment companies for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Account may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, each Account may participate in the program only if its participation is consistent with the Account’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended December 31, 2019, there were no inter-fund borrowing or lending transactions.

Note 7—line of credit

Each of the Accounts, except the Money Market Account, participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. The current facility was entered into on June 18, 2019 expiring on June 16, 2020, replacing the previous $1.25 billion facility, which expired June 2019. Certain affiliated accounts and mutual funds, each of which is managed by TCIM, or an affiliate of TCIM, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds

College Retirement Equities Fund ■ 2019 Annual Report	115

Notes to financial statements	concluded

at a specified rate of interest. The Accounts are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended December 31, 2019, there were no borrowings under this credit facility by the Accounts.

Note 8—legal proceedings

The Stock Account and the Social Choice Account were named as defendants and putative members of the proposed defendant class of shareholders, or could be added as defendants, in pending litigation by the Bankruptcy Litigation Trustee for the Tribune Company (Tribune) and certain creditors of Tribune, as a result of ownership of shares in Tribune in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The plaintiffs in that litigation seek to recover payments of the proceeds of the LBO. The litigation is now part of a multi-district litigation proceeding in the Southern District of New York and the Second Court of Appeals. The Accounts’ exposure related to this matter are estimated to be 0.05% and 0.11%, respectively, of net assets as of December 31, 2019.

116	2019 Annual Report ■ College Retirement Equities Fund

Report of independent registered public accounting firm

To the Board of Trustees of College Retirement Equities Fund and Participants of Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account and Money Market Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Social Choice Account, Money Market Account and portfolio of investments, of Inflation-Linked Bond Account (constituting College Retirement Equities Fund, hereafter collectively referred to as the “Accounts”) as of December 31, 2019, the related statements of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Accounts as of December 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on the Accounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included

College Retirement Equities Fund ■ 2019 Annual Report	117

Report of independent registered public accounting firm	concluded

confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 20, 2020

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

118	2019 Annual Report ■ College Retirement Equities Fund

Trustees and officers (unaudited)

College Retirement Equities Fund  ■  January 21, 2020

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with CREF	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Four-year term commencing 2018. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	89	Director, Save the Children Federation, Inc.; Investment Committee Member, Maine Community Foundation.
Joseph A. Boateng c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Four-year term commencing 2018. Trustee since 2018.	Chief Investment Officer, Casey Family Programs (since 2007). Director of U.S. Pension Plans at Johnson & Johnson (2002–2006); Manager, Financial Services Consultant, KPMG Consulting (2000–2002); several positions, Xerox Corporation (1988–2000).	89	Board member, Year Up Puget Sound; Investment Advisory Committee Chair, Seattle City Employees’ Retirement System; Investment Committee member, The Seattle Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Four-year term commencing 2018. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management at Northwestern University (2002–2011 and since 2013), and Chair of the Finance Department (2005–2007). Vice President, American Economic Association (since 2020). Assistant Secretary for Economic Policy at the United States Department of the Treasury (2011–2013).	89	Independent Director and Chair of the Risk Committee, Office of Finance, Federal Home Loan Banks; Member of the Executive Committee, American Economic Association; Director, Avant, LLC.

College Retirement Equities Fund ■ 2019 Annual Report	119

Trustees and officers (unaudited)	continued

College Retirement Equities Fund  ■  January 21, 2020

Trustees—concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with CREF	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Four-year term commencing 2018. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	89	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Four-year term commencing 2018. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	89	Director, Copper Rock Capital Partners, LLC (investment adviser); Trustee, Dexter Southfield School.
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Four-year term commencing 2018. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	89	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Four-year term commencing 2018. Trustee since 2011. Chairman for term ending July 1, 2021. Chairman since 2017.	Advisory Director (2010–2011), Partner (2004–2010), Managing Director (1999–2004), Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	89	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Chair of the Finance Committee, Sansum Clinic; Director, ParentSquare; Investment Committee Member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council.

120	2019 Annual Report ■ College Retirement Equities Fund

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Four-year term commencing 2018 Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, Massachusetts Institute of Technology (“MIT”) (since 2014); Mitsui Professor of Economics, MIT (since 1996); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	89	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Four-year term commencing 2018. Trustee since 1991.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2018); Chairman and Chief Executive Officer (1991–2016) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (2003–2016) and Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	89	N/A
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Four-year term commencing 2018. Trustee since 2006.	Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), Co-Executive Director, Social Innovation Initiative (since 2015), Director, AIM Investment Center (2000–2016), Associate Dean for Research (2011–2016), Chairman, Department of Finance (2002–2011) and Professor (since 1987), McCombs School of Business, University of Texas at Austin. President, Society of Financial Studies (since 2017). Vice President, American Finance Association (since 2020).	89	Texa$aver Product Committee Member, Employees Retirement System of Texas.

College Retirement Equities Fund ■ 2019 Annual Report	121

Trustees and officers (unaudited)	continued

College Retirement Equities Fund  ■  January 21, 2020

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with CREF	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Vijay Advani TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1960	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Chairman, Nuveen. Executive Vice President of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”). Formerly, Chief Executive Officer, Nuveen. Prior to joining Nuveen, Mr. Advani served as Co-President of Franklin Resources, Inc. (Franklin Templeton Investments).
Mona Bhalla TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1969	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2017.	Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex. Prior to joining TIAA, Ms. Bhalla served as Senior Vice President, Counsel and Corporate Secretary, Head of Corporate, Securities and M&A Group of AllianceBernstein L.P.
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Senior Managing Director, TIAA. Chief Compliance Officer of the TIAA-CREF Fund Complex.
Glenn E. Brightman TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1972	Executive Vice President, Chief Financial Officer and Principal Accounting Officer.	One-year term. Executive Vice President, Chief Financial Officer and Principal Accounting Officer since 2017.	Executive Vice President, Chief Financial Officer of Nuveen. Executive Vice President, Chief Financial Officer and Principal Accounting Officer of CREF.

122	2019 Annual Report ■ College Retirement Equities Fund

Carol W. Deckbar TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President, Institutional Investment and Endowment Services of TIAA and Executive Vice President of CREF and VA-1.
Roger W. Ferguson, Jr. TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1951	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2008.	President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1.
Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, President and Chief investment Officer, Nuveen; Executive Vice President, Chief Investment Officer, Nuveen Global Investments; and Senior Managing Director, President, Global Investments, TIAA.
Phillip T. Rollock TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex. Formerly, Senior Managing Director, Deputy Chief Legal Officer and Corporate Secretary of TIAA.
Christopher A. Van Buren TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, Chief Risk Officer of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Van Buren served as Managing Director, Group Risk Control of UBS.

College Retirement Equities Fund ■ 2019 Annual Report	123

Trustees and officers (unaudited)	continued

College Retirement Equities Fund  ■  January 21, 2020

Officers—concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with CREF	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Treasurer	One-year term. Treasurer since 2017.	Senior Managing Director, Head, Publics Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1; Treasurer of CREF; and Vice President and Controller of the Nuveen Funds. Formerly, Managing Director, Head, TC Fund Administration, Nuveen.
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Please note that CREF’s Statement of Additional Information (SAI) includes additional information about CREF’s trustees and is available, without charge, through our website, TIAA.org, or by calling 877-518-9161.

124	2019 Annual Report ■ College Retirement Equities Fund

Additional information about index providers (unaudited)

Russell indexes

Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2020. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

Bloomberg Barclays indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

College Retirement Equities Fund ■ 2019 Annual Report	125

Additional information about index providers (unaudited)	concluded

Morningstar indexes

© 2020 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

126	2019 Annual Report ■ College Retirement Equities Fund

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How to reach us

TIAA website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

TIAA.org

Automated telephone service

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800-842-2252

24 hours a day, 7 days a week

National contact center

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800-842-2252

8 a.m. to 10 p.m. (ET), Monday–Friday

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For the hearing- or speech-impaired

800-842-2755

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Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800-927-3059

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Advisor services

888-842-0318

8 a.m. to 7:30 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 877-518-9161. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. TIAA Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC and Nuveen Securities, LLC, members FINRA, distribute securities products. CREF variable annuities are issued by College Retirement Equities Fund, New York, NY. Each of the foregoing is solely responsible for its own financial condition and contractual obligations.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2020 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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Item 2. Code of Ethics.

2(a) The Board of Trustees of the College Retirement Equities Fund (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Maceo K. Sloan is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

The aggregate fees billed by PwC as disclosed below for the fiscal year ended December 31, 2019 and December 31, 2018 may not align with the figures reported and filed with the Securities and Exchange Commission in Form N-CEN or Form N-CSR for each period, respectively, (SEC File No. 811-04415) because the fees disclosed in this statement reflect fees updated after the date of that Form N-CEN or Form N-CSR for the relevant periods.

4(a) Audit Fees.

For the fiscal years ended December 31, 2019 and December 31, 2018, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $790,580 and $806,715, respectively.

4(b) Audit Related Fees.

For the fiscal years ended December 31, 2019 and December 31, 2018, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2019 and December 31, 2018, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended December 31, 2019 and December 31, 2018, PwC’s aggregate fees for tax services billed to the Registrant were $115,589 and $84,061, respectively.

For the fiscal years ended December 31, 2019 and December 31, 2018, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended December 31, 2019 and December 31, 2018, PwC’s aggregate fees for all other services billed to the Registrant were $21,858 and $21,655, respectively.

For the fiscal years ended December 31, 2019 and December 31, 2018, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2019 and December 31, 2018 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2019 and December 31, 2018 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2019 and December 31, 2018 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2019 and December 31, 2018 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2019 and December 31, 2018 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2019 and December 31, 2018 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2019 and December 31, 2018, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $217,000 and $221,000, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2019

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
BONDS - 0.0%

CORPORATE BONDS - 0.0%

FOOD, BEVERAGE & TOBACCO - 0.0%
INR	1,732,500		Britannia Industries Ltd	8.000%	08/28/22	$25
			TOTAL FOOD, BEVERAGE & TOBACCO			25

			TOTAL CORPORATE BONDS			25
			(Cost $25)

GOVERNMENT BONDS - 0.0%

U.S. TREASURY SECURITIES - 0.0%
	$300,000		United States Treasury Note	1.750	05/15/22	301
			TOTAL U.S. TREASURY SECURITIES			301

			TOTAL GOVERNMENT BONDS			301
			(Cost $301)

			TOTAL BONDS			326
			(Cost $326)

SHARES			COMPANY
COMMON STOCKS - 98.8%

AUTOMOBILES & COMPONENTS - 1.3%
	37,889	e	AB Dynamics plc			1,054
	223,072	*	Adient plc			4,740
	17,075		Aisan Industry Co Ltd			123
	965,863		Aisin Seiki Co Ltd			35,775
	457,239	*	American Axle & Manufacturing Holdings, Inc			4,920
	417,814	*	Apollo Tyres Ltd			960
	981,903		Aptiv plc			93,251
	39,139		ARB Corp Ltd			516
	31,271	*,e,g	Aston Martin Lagonda Global Holdings plc			216
	291	e	Autoliv, Inc			25
	1,507	e	Autoneum Holding AG.			181
	135,000	*	BAIC BluePark New Energy Technology Co Ltd			113
	1,638,000	g	BAIC Motor Corp Ltd			931
	131,541		Bajaj Holdings and Investment Ltd			5,872
	17,943		Balkrishna Industries Ltd			249
	568,803		Bayerische Motoren Werke AG.			46,588
	719		Bayerische Motoren Werke AG. (Preference)			44
	182,192		Bharat Forge Ltd			1,234
	36,344		BorgWarner, Inc			1,577
	5,279		Bosch Ltd			1,137
1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
147,153	e	Brembo S.p.A	$1,827
350,037	e	Bridgestone Corp	13,004
2,283,935		Brilliance China Automotive Holdings Ltd	2,370
101,800		BYD Co Ltd	697
564,562	e	BYD Co Ltd (H shares)	2,816
10,000		Cayman Engley Industrial Co Ltd	32
64,302	*	Ceat Ltd	891
6,100		Changzhou Xingyu Automotive Lighting Systems Co Ltd	83
102,000		Chaowei Power Holdings Ltd	37
1,287,251		Cheng Shin Rubber Industry Co Ltd	1,796
2,982,000	*	China First Capital Group Ltd	103
450,400		China Motor Corp	588
173,500		Chongqing Changan Automobile Co Ltd	250
274,038		Cie Automotive S.A.	6,503
171,846		CIR-Compagnie Industriali Riunite S.p.A.	210
186,332		Compagnie Plastic-Omnium S.A.	5,232
129,298		Continental AG.	16,709
48,375		Cooper Tire & Rubber Co	1,391
15,344	*	Cooper-Standard Holding, Inc	509
13,589		Cub Elecparts, Inc	113
125,800		Daido Metal Co Ltd	877
19,700		Daikyonishikawa Corp	153
683,343		Daimler AG. (Registered)	37,778
138,524		Dana Inc	2,521
485,104	*	Delphi Technologies plc	6,224
205,319		Denso Corp	9,273
23,000		Depo Auto Parts Ind Co Ltd	45
260,422	g	Dometic Group AB	2,627
1,110		Dong Ah Tire & Rubber Co Ltd	28
2,095,787		Dongfeng Motor Group Co Ltd	1,972
25,075	*	Dorman Products, Inc	1,899
6,594,900		Drb-Hicom BHD	3,838
75,000		Eagle Industry Co Ltd	775
15,242	*	ElringKlinger AG.	140
21,770	g	Endurance Technologies Ltd	330
14,582		Exedy Corp	330
263,140	*	Exide Industries Ltd	688
233,171		Faurecia	12,658
18,600		FCC Co Ltd	402
114,732		Ferrari NV	19,050
1,234,192		Fiat DaimlerChrysler Automobiles NV	18,299
12,540,507		Ford Motor Co	116,627
342,063		Ford Otomotiv Sanayi AS	4,073
36,122	*	Fox Factory Holding Corp	2,513
387,432		Fuji Heavy Industries Ltd	9,597
441,080		Futaba Industrial Co Ltd	3,093
133,100		Fuyao Glass Industry Group Co Ltd	459
502,400	g	Fuyao Glass Industry Group Co Ltd (Hong Kong)	1,538
10,183,202		Geely Automobile Holdings Ltd	19,938
1,089,759		General Motors Co	39,885
722,689	*,†,e	General Motors Co	0
7,950,000	*,†	General Motors Co	0
18,507,434	*,†	General Motors Co	0
2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
40,684,487	*,†,e	General Motors Co	$0
24,057,000	*,†	General Motors Co	0
6,062,000	*,†	General Motors Co	0
85,268,000	*,†,e	General Motors Co	0
35,983,677	*,†	General Motors Co	0
26,439,191	*,†	General Motors Co	0
4,230,271	*,†,e	General Motors Co	0
125,363		Gentex Corp	3,633
41,799	*	Gentherm, Inc	1,855
95,013	e,g	Gestamp Automocion S.A.	458
48,444		Global & Yuasa Battery Co Ltd	1,563
9,000		Global PMX Co Ltd	52
371,845		Goodyear Tire & Rubber Co	5,784
2,251,989	e	Great Wall Motor Co Ltd	1,666
48,500		G-Tekt Corp	771
86,600		Guangzhou Automobile Group Co Ltd	145
3,576,585	e	Guangzhou Automobile Group Co Ltd (Hong Kong)	4,453
46,480		GUD Holdings Ltd	362
21,807		Halla Holdings Corp	866
59,534		Hankook Tire Co Ltd	1,724
188,394		Hanon Systems	1,814
24,762	e	Harley-Davidson, Inc	921
73,578		Hero Honda Motors Ltd	2,519
1,171,682		Honda Motor Co Ltd	33,160
46,990		Hota Industrial Manufacturing Co Ltd	180
158,400		Huayu Automotive Systems Co Ltd	592
135,500		Hyundai Mobis	29,978
221,551		Hyundai Motor Co	23,076
43,838		Hyundai Motor Co Ltd (2nd Preference)	3,007
19,702		Hyundai Motor Co Ltd (Preference)	1,220
147,316		Hyundai Wia Corp	6,383
15,700		Ichikoh Industries Ltd	109
25,900		Indus Motor Co Ltd	194
339,651		Isuzu Motors Ltd	4,015
12,233		Kasai Kogyo Co Ltd	96
9,696	*	Kayaba Industry Co Ltd	288
22,006		Keihin Corp	514
197,455		Kenda Rubber Industrial Co Ltd	202
734,259		Kia Motors Corp	28,042
41,431		Knorr-Bremse AG.	4,217
26,587		Koito Manufacturing Co Ltd	1,231
315,627		Kordsa Teknik Tekstil AS.	694
23,359	*	Kumho Tire Co, Inc	85
36,389		LCI Industries, Inc	3,898
108,485		Lear Corp	14,884
16,784	*	Leoni AG.	193
52,002	e	Linamar Corp	1,967
354,466		Magna International, Inc	19,436
697		Maharashtra Scooters Ltd	43
1,736,463		Mahindra & Mahindra Ltd	12,939
97,214	*	Mahindra CIE Automotive Ltd	224
223,900		Mahle-Metal Leve S.A. Industria e Comercio	1,606
232,870		Mando Corp	7,064
3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
173,197		Martinrea International, Inc	$1,909
94,770		Maruti Suzuki India Ltd	9,785
353,782		Mazda Motor Corp	3,015
13,177		MGI Coutier	299
359,710		Michelin (C.G.D.E.) (Class B)	44,266
14,891		Minda Industries Ltd	73
477,536		Minth Group Ltd	1,686
47,678		Mitsuba Corp	323
312,694		Mitsubishi Motors Corp	1,303
214,796	*	Modine Manufacturing Co	1,654
920,556	*	Motherson Sumi Systems Ltd	1,892
16,397	*,e	Motorcar Parts of America, Inc	361
24,638		Musashi Seimitsu Industry Co Ltd	337
174,949		Nan Kang Rubber Tire Co Ltd	283
145,500	e,g	Nemak SAB de C.V.	61
6,180		Nexen Corp	32
95,851		Nexen Tire Corp	757
1,017,000		Nexteer Automotive Group Ltd	922
596,899		NGK Spark Plug Co Ltd	11,570
105,829		NHK Spring Co Ltd	958
46,412		Nifco, Inc	1,267
5,546	e	Nihon Tokushu Toryo Co Ltd	76
91,900	*	Ningbo Joyson Electronic Corp	236
602,000	*,e	NIO, Inc (ADR)	2,420
69,853		Nippon Seiki Co Ltd	1,143
2,407,435		Nissan Motor Co Ltd	13,950
77,833		Nissan Shatai Co Ltd	741
98,500		Nissin Kogyo Co Ltd	1,995
46,972		NOK Corp	701
90,902		Nokian Renkaat Oyj	2,615
49,500		Pacific Industrial Co Ltd	674
1,384,701		Peugeot S.A.	33,340
2,682,491		Piaggio & C S.p.A.	8,269
14,794		Piolax Inc	285
368,124	g	Pirelli & C S.p.A	2,125
627,158		Porsche AG.	46,534
284,554		Press Kogyo Co Ltd	1,132
32,000		Prinx Chengshan Cayman Holding Ltd	32
34,365,707		PT Astra International Tbk	17,117
483,600		PT Selamat Sempurna Tbk	52
944,000		Qingling Motors Co Ltd	230
586,066		Renault S.A.	27,831
4,261		Riken Corp	162
93,981		S&T Daewoo Co Ltd	3,474
24,577		SAF-Holland S.A.	204
410,300		SAIC Motor Corp Ltd	1,406
129,920		Sanyang Industry Co Ltd	92
6,400	e	Shoei Co Ltd	304
349,137		Showa Corp	7,235
48,690		SL Corp	764
140,634		Spartan Motors, Inc	2,543
189,980		Sri Trang Agro-Industry PCL (Foreign)	63
113,436	*	Ssangyong Motor Co	203
38,706		Standard Motor Products, Inc	2,060
4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
46,535		Stanley Electric Co Ltd	$1,344
87,598	*	Stoneridge, Inc	2,568
472,395		Sumitomo Electric Industries Ltd	7,095
31,459		Sumitomo Rubber Industries, Inc	384
10,366		Sundram Fasteners Ltd	73
12,119		Sungwoo Hitech Co Ltd	39
7,175	*	Suprajit Engineering Ltd	20
93,524		Suzuki Motor Corp	3,904
15,500		Tachi-S Co Ltd	202
6,898		Taiho Kogyo Co Ltd	55
4,241,398	*	Tata Motors Ltd	10,985
11,700		Teikoku Piston Ring Co Ltd	230
46,465		Tenneco, Inc	609
312,395	*	Tesla, Inc	130,684
24,986		Thor Industries, Inc	1,856
126,209	g	TI Fluid Systems plc	446
6,208,000	e	Tianneng Power International Ltd	4,728
81,547		Tokai Rika Co Ltd	1,589
19,735		Tokai Rubber Industries, Inc	178
83,699		Tong Yang Industry Co Ltd	130
17,468		Topre Corp	282
58,303	e	Toyo Tire & Rubber Co Ltd	836
29,488		Toyoda Gosei Co Ltd	736
35,395		Toyota Boshoku Corp	568
140,578		Toyota Industries Corp	8,089
4,220,547		Toyota Motor Corp	297,386
4,705		Trigano S.A.	498
94,400		TS Tech Co Ltd	2,930
67,424		Tube Investments of India Ltd	455
14,800		Tupy S.A.	93
68,900		UMW Holdings BHD	76
20,900		Unipres Corp	293
65,791		Valeo S.A.	2,332
291	*,e	Veoneer, Inc	5
26,843	*	Visteon Corp	2,324
103,454		Volkswagen AG.	20,037
16,260		Volkswagen AG. (Preference)	3,201
4,935		WABCO India Ltd	448
56,400		Weifu High-Technology Group Co Ltd	154
29,828		Winnebago Industries, Inc	1,580
2,031,657		Xingda International Holdings Ltd	567
973,353		Xinyi Glass Holdings Co Ltd	1,290
254,000	g	Yadea Group Holdings Ltd	67
115,074	e	Yamaha Motor Co Ltd	2,305
93,570		Yokohama Rubber Co Ltd	1,815
9,900		Yorozu Corp	133
197,000		Yulon Motor Co Ltd	129
18,300		Zhejiang Wanfeng Auto Wheel Co Ltd	18
		TOTAL AUTOMOBILES & COMPONENTS	1,578,947

BANKS - 7.2%
6,670		1st Constitution Bancorp	148
51,675		1st Source Corp	2,681
5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
28,866		77 Bank Ltd	$480
30,799		Aareal Bank AG.	1,043
19,422	*	Aavas Financiers Ltd	539
922,754	g	ABN AMRO Group NV (ADR)	16,818
1,187,774		Absa Group Ltd	12,661
2,815,429		Abu Dhabi Commercial Bank PJSC	6,079
5,999		ACNB Corp	227
310,000	*	Addiko Bank AG.	5,007
67,061,649		Agricultural Bank of China Ltd	29,518
3,967,100		Agricultural Bank of China Ltd (Class A)	2,103
6,500,632		AIB Group plc	22,648
15,647		Aichi Bank Ltd	536
2,234,349	*	Akbank TAS	3,043
27,900		Akita Bank Ltd	565
57,931		Aktia Bank Oyj	607
1,712,952		Al Rajhi Bank	29,871
1,891,035		Alinma Bank	12,779
21,397	*	Alior Bank S.A.	162
25,683	*	Allegiance Bancshares, Inc	966
218,100		Alliance Financial Group BHD	140
1,044,486	*	Alpha Bank AE	2,256
315,270	*,†	Amagerbanken AS	0
45,430		Amalgamated Bank	884
16,965	*,e	Amerant Bancorp Inc	370
9,199		American National Bankshares, Inc	364
71,855		Ameris Bancorp	3,057
9,147		Ames National Corp	257
3,687,738		AMMB Holdings BHD	3,527
9,400		Aomori Bank Ltd	251
17,549		Aozora Bank Ltd	464
490,060		Arab National Bank	3,579
21,930		Arrow Financial Corp	829
18,480		Aruhi Corp	379
1,702,865		Ashikaga Holdings Co Ltd	4,342
872,129		Associated Banc-Corp	19,222
137,484	*	Atlantic Capital Bancshares, Inc	2,523
153,315		Atlantic Union Bankshares Corp	5,757
135,935	*,g	AU Small Finance Bank Ltd	1,530
3,691,758		Australia & New Zealand Banking Group Ltd	63,668
17,344		Awa Bank Ltd	387
2,565,050		Axis Bank Ltd	27,115
55,589	*	Axos Financial, Inc	1,683
45,190		Banc of California, Inc	776
14,525,860		Banca Intesa S.p.A.	38,264
156,029	*,e	Banca Monte dei Paschi di Siena S.p.A	245
733,754		Banca Popolare dell’Emilia Romagna Scrl	3,692
247,436		Banca Popolare di Sondrio SCARL	585
51,309		Bancfirst Corp	3,204
525,323	e	Banche Popolari Unite Scpa	1,717
432,054		Banco ABC Brasil S.A.	2,174
17,500		Banco BBVA Argentina S.A. (ADR)	97
1,817,755		Banco Bilbao Vizcaya Argentaria S.A.	10,205
818,403	*	Banco BPM S.p.A.	1,863
1,563,356		Banco Bradesco S.A.	13,308
6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,169,978		Banco Bradesco S.A. (Preference)	$46,722
30,881,942		Banco Comercial Portugues S.A.	7,047
35,837,615		Banco de Chile	3,798
38,972		Banco de Credito e Inversiones	1,767
3,523,113		Banco de Oro Universal Bank	10,991
563,081		Banco de Sabadell S.A.	659
188,300	g	Banco del Bajio S.A.	315
2,182,582		Banco do Brasil S.A.	28,807
982,800		Banco do Estado do Rio Grande do Sul	5,312
16,063,377	*,†	Banco Espirito Santo S.A.	180
202,100	g	Banco Inter S.A.	790
213,100		Banco Inter SA	2,476
6,082,647		Banco Itau Holding Financeira S.A.	56,337
46,900	e	Banco Macro S.A. (ADR) (Class B)	1,700
600,000		Banco Pan S.A.	1,586
764,648		Banco Santander Brasil S.A.	9,456
47,239,935		Banco Santander Chile S.A.	2,701
426,490		Banco Santander S.A.	1,780
12,392,100		Banco Santander S.A. (AQXE)	51,957
316,737		BanColombia S.A.	4,240
702,157		BanColombia S.A. (Preference)	9,783
269,692		BancorpSouth Bank	8,471
497,833	g	Bandhan Bank Ltd	3,546
175,400		Bangkok Bank PCL (ADR)	936
1,469,600		Bangkok Bank PCL (Foreign)	7,820
268,931		Bank AlBilad	1,928
137,600		Bank Alfalah Ltd	41
713,896		Bank Al-Jazira	2,865
5,066	e	Bank First Corp	355
196,139		Bank Hapoalim Ltd	1,629
360,108		Bank Leumi Le-Israel	2,626
489,070	*	Bank Millennium S.A.	753
23,929,453		Bank of America Corp	842,795
947,000		Bank of Beijing Co Ltd	773
177,400		Bank of Chengdu Co Ltd	231
1,773,500		Bank of China Ltd	940
124,571,572		Bank of China Ltd (Hong Kong)	53,252
14,375		Bank of Commerce Holdings	166
2,190,000		Bank of Communications Co Ltd	1,771
20,816,946		Bank of Communications Co Ltd (Hong Kong)	14,792
1,203,832		Bank of East Asia Ltd	2,688
21,467		Bank of Georgia Group plc	462
72,200		Bank of Guiyang Co Ltd	99
140,100		Bank of Hangzhou Co Ltd	184
3,724		Bank of Hawaii Corp	354
15,843,877		Bank of Ireland Group plc	87,198
36,759		Bank of Iwate Ltd	969
591,500		Bank of Jiangsu Co Ltd	616
138,394		Bank of Kaohsiung	45
263,924		Bank of Kyoto Ltd	11,254
23,873		Bank of Marin Bancorp	1,075
547,544		Bank of Montreal	42,436
5,810		Bank of Nagoya Ltd	181
7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
404,600		Bank of Nanjing Co Ltd	$510
279,900		Bank of Ningbo Co Ltd	1,133
1,256,230		Bank of Nova Scotia	70,960
334,623		Bank of NT Butterfield & Son Ltd	12,388
10,900		Bank of Okinawa Ltd	366
5,527		Bank of Princeton	174
219,478	e	Bank of Queensland Ltd	1,117
6,708		Bank of Saga Ltd	107
675,618		Bank of Shanghai Co Ltd	922
1,069,918		Bank of the Philippine Islands	1,857
22,005		Bank of the Ryukyus Ltd	241
160,917		Bank OZK	4,909
137,616		Bank Pekao S.A.	3,642
44,008,957		Bank Rakyat Indonesia	13,930
26,540		Bank Zachodni WBK S.A.	2,150
3,712		Bank7 Corp	70
60,391		BankFinancial Corp	790
19,351		Bankia S.A.	41
302,427		Bankinter S.A.	2,221
87,951		BankUnited	3,215
6,625		Bankwell Financial Group, Inc	191
33,483		Banner Corp	1,895
1,626		Banque Cantonale Vaudoise	1,327
441,223		Banque Saudi Fransi	4,458
43,081		Bar Harbor Bankshares	1,094
1,323,176		Barclays plc	3,155
1,468,559	g	BAWAG Group AG.	66,375
11,897	*	Baycom Corp	271
14,187		BCB Bancorp, Inc	196
154,417		Bendigo Bank Ltd	1,060
252,437		Berkshire Hills Bancorp, Inc	8,300
937,880		BNP Paribas S.A.	55,746
5,347,316		BOC Hong Kong Holdings Ltd	18,563
13,768		BOK Financial Corp	1,203
79,067		Boston Private Financial Holdings, Inc	951
9,723	*	BRE Bank S.A.	998
22,382		Bridge Bancorp, Inc	750
69,180	*	Bridgewater Bancshares, Inc	953
244,376		Brookline Bancorp, Inc	4,022
19,829		Bryn Mawr Bank Corp	818
244,026		BS Financial Group, Inc	1,613
4,880,015		Bumiputra-Commerce Holdings BHD	6,146
11,087		Business First Bancshares, Inc	276
23,763	*	Byline Bancorp, Inc	465
3,644		C&F Financial Corp	202
119,615		Cadence BanCorp	2,169
3,075,557		CaixaBank S.A.	9,685
3,833	e	Cambridge Bancorp	307
20,810		Camden National Corp	959
55,805		Can Fin Homes Ltd	308
487,462	e	Canadian Imperial Bank of Commerce	40,565
99,292	e	Canadian Western Bank	2,438
7,068	*	Capital Bancorp, Inc	105
12,797		Capital City Bank Group, Inc	390
8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
104,306		Capitec Bank Holdings Ltd	$10,770
122,574		Capitol Federal Financial	1,683
11,509		Capstar Financial Holdings, Inc	192
24,120		Carolina Financial Corp	1,043
40,210	*	Carter Bank & Trust	954
270,578		Cathay General Bancorp	10,295
17,252		CBTX, Inc	537
223,507		Centerstate Banks of Florida, Inc	5,583
259,356		Central Pacific Financial Corp	7,672
11,509		Central Valley Community Bancorp	249
2,949		Century Bancorp, Inc	265
3,508,336		Chang Hwa Commercial Bank	2,659
3,583		Chemung Financial Corp	152
256,554		Chiba Bank Ltd	1,475
29,855,481		China Citic Bank	17,902
222,100		China CITIC Bank Corp Ltd	197
796,400		China Construction Bank Corp	827
121,005,359		China Construction Bank Corp (Hong Kong)	104,917
2,092,300		China Everbright Bank Co Ltd	1,326
7,211,685		China Everbright Bank Co Ltd (Hong Kong)	3,349
2,862,396		China Merchants Bank Co Ltd	14,716
2,226,274		China Merchants Bank Co Ltd (Class A)	12,032
2,202,000		China Minsheng Banking Corp Ltd	1,996
6,515,171		China Minsheng Banking Corp Ltd (Hong Kong)	4,924
16,389,781		Chinatrust Financial Holding Co	12,262
2,605,584		Chongqing Rural Commercial Bank	1,331
391,500		Chugoku Bank Ltd	3,968
5,300		Chukyo Bank Ltd	108
265,771		CIT Group, Inc	12,127
5,754,367		Citigroup, Inc	459,716
12,448		Citizens & Northern Corp	352
3,673,875		Citizens Financial Group, Inc	149,196
14,973		City Holding Co	1,227
282,637		City Union Bank Ltd	926
12,650		Civista Bancshares, Inc	304
14,576		CNB Financial Corp	476
7,541	*	Coastal Financial Corp	124
8,159		Codorus Valley Bancorp, Inc	188
16,666	*,e	Collector AB	90
7,690	e	Colony Bankcorp Inc	127
68,565		Columbia Banking System, Inc	2,790
49,094	*	Columbia Financial, Inc	832
88,982		Comerica, Inc	6,384
23,577		Commerce Bancshares, Inc	1,602
4,175,207	*	Commercial Bank of Qatar QSC	5,398
2,327,019		Commercial International Bank	12,037
1,210,409		Commerzbank AG.	7,476
1,617,693		Commonwealth Bank of Australia	90,749
48,002		Community Bank System, Inc	3,405
20,077		Community Bankers Trust Corp	178
4,906		Community Financial Corp	175
25,707		Community Trust Bancorp, Inc	1,199
317,160		Concordia Financial Group Ltd	1,302
9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
223,172		ConnectOne Bancorp, Inc	$5,740
67,736,410		Corpbanca S.A.	392
65,841		Credicorp Ltd (NY)	14,033
5,518,879		Credit Agricole S.A.	80,307
45,040		Credito Emiliano S.p.A.	262
3,478,709	*,e	Credito Valtellinese S.p.A	278
7,207	*	CrossFirst Bankshares, Inc	104
12,867		Cullen/Frost Bankers, Inc	1,258
27,005	*	Customers Bancorp, Inc	643
196,159		CVB Financial Corp	4,233
1,086,617		CYBG plc	2,713
5,646,074	*,†	Cyprus Popular Bank Public Co Ltd	63
213,627		Dah Sing Banking Group Ltd	286
75,908		Dah Sing Financial Holdings Ltd	299
150,236		Daishi Hokuetsu Financial Group, Inc	4,164
230,469		Danske Bank AS	3,729
2,140,403		DBS Group Holdings Ltd	41,270
762,962	g	Deutsche Pfandbriefbank AG.	12,426
210,343	*	Development Credit Bank Ltd	507
86,014		DGB Financial Group Co Ltd	529
46,142		Dime Community Bancshares	964
998,388		DNB NOR Holding ASA	18,683
360,897	*	Doha Bank QSC	251
4,138,167	*	Dubai Islamic Bank PJSC	6,211
9,516,607		E.Sun Financial Holding Co Ltd	8,869
59,084		Eagle Bancorp, Inc	2,873
478,706		East West Bancorp, Inc	23,313
121,000	*	EastWest Banking Corp	29
15,375		Ehime Bank Ltd	166
6,575	*	Entegra Financial Corp	198
8,562		Enterprise Bancorp, Inc	290
86,735		Enterprise Financial Services Corp	4,181
13,290	e	Equitable Group, Inc	1,119
13,394	*	Equity Bancshares, Inc	413
848,250		Erste Bank der Oesterreichischen Sparkassen AG.	31,862
7,040	*	Esquire Financial Holdings, Inc	184
6,918		ESSA Bancorp, Inc	117
560,480		Essent Group Ltd	29,139
2,009,024	*	Eurobank Ergasias S.A.	2,078
4,847		Evans Bancorp, Inc	194
505,777		Far Eastern International Bank	202
9,545	e	Farmers & Merchants Bancorp, Inc	288
25,218		Farmers National Banc Corp	412
16,572		FB Financial Corp	656
38,772		Federal Agricultural Mortgage Corp (Class C)	3,237
343,421	*	Federal Bank Ltd	423
9,508		FIBI Holdings Ltd	322
2,320	e	Fidelity D&D Bancorp, Inc	144
3,459,615		Fifth Third Bancorp	106,349
44,817		Financial Institutions, Inc	1,439
986,955		FinecoBank Banca Fineco S.p.A	11,839
122,535		First Bancorp (NC)	4,890
873,466		First Bancorp (Puerto Rico)	9,250
9,163		First Bancorp, Inc	277
10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,128		First Bancshares, Inc	$537
15,894		First Bank	176
131,751		First Busey Corp	3,623
7,715		First Business Financial Services, Inc	203
3,265	e	First Capital Inc	238
10,305		First Choice Bancorp	278
3,725		First Citizens Bancshares, Inc (Class A)	1,982
330,977		First Commonwealth Financial Corp	4,802
14,689		First Community Bancshares, Inc	456
78,662		First Defiance Financial Corp	2,477
91,502		First Financial Bancorp	2,328
123,044		First Financial Bankshares, Inc	4,319
12,983		First Financial Corp	594
8,512,487		First Financial Holding Co Ltd	6,736
8,024		First Financial Northwest, Inc	120
155,425		First Foundation, Inc	2,704
5,761	e	First Guaranty Bancshares, Inc	125
110,567		First Hawaiian, Inc	3,190
535,633		First Horizon National Corp	8,870
233,134		First International Bank Of Israel Ltd	6,752
18,131		First Internet Bancorp	430
116,440		First Interstate Bancsystem, Inc	4,881
136,403		First Merchants Corp	5,673
13,970		First Mid-Illinois Bancshares, Inc	492
101,628		First Midwest Bancorp, Inc	2,344
20,345		First National Financial Corp	597
9,866		First Northwest Bancorp	179
42,233		First of Long Island Corp	1,059
27,418		First Republic Bank	3,220
168,470		Flagstar Bancorp, Inc	6,444
47,152		Flushing Financial Corp	1,019
27,658		FNB Corp	351
17,101		FNCB Bancorp Inc	145
110,019		Franklin Financial Network, Inc	3,777
4,229		Franklin Financial Services Corp	164
7,222		FS Bancorp, Inc	461
14,631		Fukuoka Financial Group, Inc	280
292,018		Fulton Financial Corp	5,090
12,350	*	FVCBankcorp, Inc	216
109,994	e	Genworth MI Canada, Inc	4,813
1,257,824	e	Genworth Mortgage Insurance Australia Ltd	3,225
23,287		German American Bancorp, Inc	829
83,171		Glacier Bancorp, Inc	3,825
10,571		Great Southern Bancorp, Inc	669
303,996		Great Western Bancorp, Inc	10,561
3,329		Greene County Bancorp, Inc	96
7,007,845		Grupo Aval Acciones y Valores	3,112
3,545,169		Grupo Financiero Banorte S.A. de C.V.	19,809
102,400		Grupo Financiero Galicia S.A. (ADR) (Class B)	1,662
1,940,465		Grupo Financiero Inbursa S.A.	2,380
275,417		Grupo Security S.A.	72
17,800	e	Grupo Supervielle S.A. (ADR)	66
7,711		Guaranty Bancshares, Inc	254
11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
196,100		Gunma Bank Ltd	$688
395,300		Habib Bank Ltd	402
202,200		Hachijuni Bank Ltd	879
265,646		Hana Financial Group, Inc	8,450
229,358		Hancock Whitney Corp	10,064
580,441		Hang Seng Bank Ltd	11,998
60,336		Hanmi Financial Corp	1,206
55,696	*	HarborOne Northeast Bancorp, Inc	612
5,710		Hawthorn Bancshares Inc	146
8,843	*	HBT Financial, Inc	168
81,022		HDFC Bank Ltd	1,446
90,173		Heartland Financial USA, Inc	4,485
385,962		Heritage Commerce Corp	4,952
35,197		Heritage Financial Corp	996
467,564		Hilltop Holdings, Inc	11,656
3,618		Hingham Institution for Savings	761
369,802		Hiroshima Bank Ltd	1,799
11,100		Hokkoku Bank Ltd	351
64,360		Hokuhoku Financial Group, Inc	675
6,537		Home Bancorp, Inc	256
145,897		Home Bancshares, Inc	2,868
66,699	*,e	Home Capital Group, Inc	1,693
22,894	*	HomeStreet, Inc	778
81,869		HomeTrust Bancshares, Inc	2,197
504,196		Hong Leong Bank BHD	2,134
137,056		Hong Leong Credit BHD	566
114,997		Hope Bancorp, Inc	1,709
148,805		Horizon Bancorp	2,827
2,052,259		Housing Development Finance Corp	69,392
12,777	*	Howard Bancorp, Inc	216
4,682,859		HSBC Holdings plc	36,659
4,971,169		Hua Nan Financial Holdings Co Ltd	3,651
715,700		Huaxia Bank Co Ltd	789
525,250		Huntington Bancshares, Inc	7,921
449,882		Hyakugo Bank Ltd	1,428
12,197		Hyakujushi Bank Ltd	241
132,356		IBERIABANK Corp	9,904
5,240,611		ICICI Bank Ltd	39,744
199,071		ICICI Bank Ltd (ADR)	3,004
7,404,377	*	IDFC Bank Ltd	4,688
58,883	*	Illimity Bank S.p.A	674
67,815		Independent Bank Corp (MA)	5,646
167,999		Independent Bank Corp (MI)	3,805
88,286		Independent Bank Group, Inc	4,895
113,214	*	India Infoline Ltd	222
2,918,700		Industrial & Commercial Bank of China Ltd	2,466
101,134,706		Industrial & Commercial Bank of China Ltd (Hong Kong)	78,028
1,065,640		Industrial Bank Co Ltd	3,031
208,874		Industrial Bank of Korea	2,129
16,059,536		ING Groep NV	193,074
60,348		International Bancshares Corp	2,599
8,926		Investar Holding Corp	214
5,808,865		Investimentos Itau S.A. - PR	20,421
12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
232,639		Investors Bancorp, Inc	$2,772
541,290	*,†	Irish Bank Resolution Corp Ltd	0
772,163		Israel Discount Bank Ltd	3,586
547,800		Iyo Bank Ltd	3,090
41,945	*	Jammu & Kashmir Bank Ltd	18
218,331		Japan Post Bank Co Ltd	2,095
523,571		JB Financial Group Co Ltd	2,484
110,800		Jiangsu Changshu Rural Commercial Bank Co Ltd	145
7,661,693		JPMorgan Chase & Co	1,068,040
77,361		Juroku Bank Ltd	1,813
35,300	*	Jyske Bank	1,288
50,800		Kansai Mirai Financial Group, Inc	326
531,965		Karnataka Bank Ltd	537
428,259		Karur Vysya Bank Ltd	362
200,000		Kasikornbank PCL - NVDR	1,007
1,714,897		Kasikornbank PCL (Foreign)	8,614
597,027		KB Financial Group, Inc	24,596
144,674		KBC Groep NV	10,908
150,460		Kearny Financial Corp	2,081
52,548		Keiyo Bank Ltd	303
852,473		Keycorp	17,254
56,032		Kiatnakin Bank PCL (Foreign)	123
285,000		King’s Town Bank	318
159,319		Kiyo Bank Ltd	2,406
63,422		Komercni Banka AS	2,323
2,907,724		Krung Thai Bank PCL (Foreign)	1,591
189,900		Kyushu Financial Group, Inc	817
243,358		Lakeland Bancorp, Inc	4,230
49,710		Lakeland Financial Corp	2,432
48,193	e	Laurentian Bank of Canada	1,649
12,720		LCNB Corp	245
11,620	*,e	LendingTree, Inc	3,526
5,479		Level One Bancorp, Inc	138
1,085,601		Liberbank S.A.	408
257,203		LIC Housing Finance Ltd	1,565
13,714		Liechtensteinische Landesbank AG.	884
26,813	e	Live Oak Bancshares, Inc	510
110,476,277		Lloyds TSB Group plc	91,521
18,435		Luther Burbank Corp	213
454,008		M&T Bank Corp	77,068
30,222		Macatawa Bank Corp	336
9,295		Mackinac Financial Corp	162
7,235	*	MainStreet Bancshares Inc	166
3,533,345		Malayan Banking BHD	7,467
348,138		Malaysia Building Society	71
5,923	*	Malvern Bancorp, Inc	137
3,113,690	*	Masraf Al Rayan	3,386
254,800		MCB Bank Ltd	337
4,232,172		Mediobanca S.p.A.	46,598
8,383,214		Mega Financial Holding Co Ltd	8,560
21,494		Mercantile Bank Corp	784
37,236		Merchants Bancorp	734
290,358		Meridian Bancorp, Inc	5,833
13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
152,136		Meta Financial Group, Inc	$5,554
110,306	*,e	Metro Bank plc	301
15,132	e	Metrocity Bankshares, Inc	265
4,640,750		Metropolitan Bank & Trust	6,075
26,889	*	Metropolitan Bank Holding Corp	1,297
1,452,140		MGIC Investment Corp	20,577
7,123		Mid Penn Bancorp, Inc	205
21,039		Midland States Bancorp, Inc	609
17,932		MidWestOne Financial Group, Inc	650
9,096,471		Mitsubishi UFJ Financial Group, Inc	49,179
257,609		Mitsui Trust Holdings, Inc	10,184
27,500		Miyazaki Bank Ltd	685
20,393		Mizrahi Tefahot Bank Ltd	544
10,665,057		Mizuho Financial Group, Inc	16,429
2,979	*	MMA Capital Holdings Inc	95
8,802,649	g	Moneta Money Bank AS	33,029
318,228	*	Mr Cooper Group, Inc	3,981
44,068		Musashino Bank Ltd	755
5,393		MutualFirst Financial, Inc	214
9,953		MVB Financial Corp	248
15,149		Nanto Bank Ltd	384
2,017,525		National Australia Bank Ltd	34,911
245,898		National Bank Holdings Corp	8,661
2,387,647	*	National Bank of Abu Dhabi PJSC	9,873
412,288	e	National Bank of Canada	22,885
1,744,268	*	National Bank of Greece S.A.	5,921
92,500	*	National Bank Of Pakistan	26
6,008		National Bankshares, Inc	270
1,438,699		National Commercial Bank	18,888
126,644		NBT Bancorp, Inc	5,137
299,023		Nedbank Group Ltd	4,579
42,313		New York Community Bancorp, Inc	509
315,911	g	NIBC Holding NV	2,673
14,590	*	Nicolet Bankshares, Inc	1,077
308,710		Nishi-Nippon Financial Holdings, Inc	2,404
589,060	*	NMI Holdings, Inc	19,545
670,770		Nordea Bank Abp	5,427
138,397		North Pacific Bank Ltd	308
8,526		Northeast Bank	187
40,948		Northfield Bancorp, Inc	694
7,591		Northrim BanCorp, Inc	291
96,123		Northwest Bancshares, Inc	1,599
70,412	*	Norwegian Finans Holding ASA	764
6,429	e	Norwood Financial Corp	250
450,000	g	Nova Ljubljanska (GDR)	5,628
331,898		Nova Ljubljanska Banka dd (ADR)	4,490
7,988	e	Oak Valley Bancorp	155
313,000	*	O-Bank Co Ltd	82
211,189		OceanFirst Financial Corp	5,394
45,047	*	Ocwen Financial Corp	62
165,379	e	OFG Bancorp	3,905
18,107		Ogaki Kyoritsu Bank Ltd	394
3,595	e	Ohio Valley Banc Corp	142
7,448		Oita Bank Ltd	189
14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
409,478		Old National Bancorp	$7,489
84,879		Old Second Bancorp, Inc	1,143
1,135,053		OneSavings Bank plc	6,516
11,026		OP Bancorp	114
20,863		Opus Bank	540
30,383		Origin Bancorp, Inc	1,150
7,915		Orrstown Financial Services, Inc	179
434,657		OTP Bank	22,759
4,149,166	e	Oversea-Chinese Banking Corp	33,942
17,242	*	Pacific Mercantile Bancorp	140
202,944		Pacific Premier Bancorp, Inc	6,617
422,906		PacWest Bancorp	16,185
518,355		Paragon Group of Cos plc	3,701
12,273		Park National Corp	1,257
9,536		Parke Bancorp, Inc	242
9,661		PCB Bancorp	167
22,695		PCSB Financial Corp	460
6,215	*	PDL Community Bancorp	91
78,488		Peapack Gladstone Financial Corp	2,425
7,638		Penns Woods Bancorp, Inc	272
64,012		PennyMac Financial Services, Inc	2,179
3,931		Peoples Bancorp of North Carolina, Inc	129
79,609		Peoples Bancorp, Inc	2,759
6,939		Peoples Financial Services Corp	349
391,382		People’s United Financial, Inc	6,614
14,706		People’s Utah Bancorp	443
5,418,458	*,e	Permanent TSB Group Holdings plc	6,941
880,200		Ping An Bank Co Ltd	2,083
6,164		Pinnacle Financial Partners, Inc	394
7,118	*	Pioneer Bancorp, Inc	109
65,412	*	Piraeus Bank S.A.	220
35,000	*,g	PNB Housing Finance Ltd	213
1,218,068		PNC Financial Services Group, Inc	194,440
306,200		Popular, Inc	17,989
18,940,000	g	Postal Savings Bank of China Co Ltd	12,881
787,230		Powszechna Kasa Oszczednosci Bank Polski S.A.	7,147
19,500		Preferred Bank	1,172
12,901		Premier Financial Bancorp, Inc	234
62,175		Prosperity Bancshares, Inc	4,470
7,447	*	Provident Bancorp Inc	93
6,095		Provident Financial Holdings, Inc	133
203,835		Provident Financial Services, Inc	5,025
9,964		Prudential Bancorp, Inc	185
10,780,574		PT Bank Central Asia Tbk	25,927
613,800		PT Bank Jabar Banten Tbk	52
35,612,591		PT Bank Mandiri Persero Tbk	19,678
6,109,919		PT Bank Negara Indonesia	3,449
716,400		PT Bank Pembangunan Daerah Jawa Timur Tbk	35
3,028,100		PT Bank Tabungan Negara Tbk	462
452,900	*	PT Bank Tabungan Pensiunan Nasional Syariah Tbk	139
2,911,484		Public Bank BHD	13,847
585,348	*	Qatar International Islamic Bank QSC	1,556
935,865	*	Qatar Islamic Bank SAQ	3,940
15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,517,857	*	Qatar National Bank	$31,222
70,213		QCR Holdings, Inc	3,080
952,949		Radian Group, Inc	23,976
782,617		Raiffeisen International Bank Holding AG.	19,588
13,240		RBB Bancorp	280
186,208	g	RBL Bank Ltd	900
4,669	*,e	Red River Bancshares Inc	262
897,500		Regional SAB de C.V.	5,039
1,085,408		Regions Financial Corp	18,626
10,168		Reliant Bancorp Inc	226
69,111		Renasant Corp	2,448
9,280		Republic Bancorp, Inc (Class A)	434
43,276	*	Republic First Bancorp, Inc	181
1,021,158		Resona Holdings, Inc	4,451
1,773,877		RHB Capital BHD	2,507
9,571	*	Richmond Mutual Bancorporation, Inc	153
79,690		Ringkjoebing Landbobank A.S.	6,149
20,240		Riverview Bancorp, Inc	166
2,260,086		Riyad Bank	14,465
5,200	*,†	Roskilde Bank	0
1,752,240		Royal Bank of Canada	138,649
1,393,644		Royal Bank of Scotland Group plc	4,471
35,716	e	S&T Bancorp, Inc	1,439
792,047		Samba Financial Group	6,853
8,900		San ju San Financial Group, Inc	141
156,358		Sandy Spring Bancorp, Inc	5,923
76,564		San-In Godo Bank Ltd	467
592,542		Saudi British Bank	5,479
6,838		SB One Bancorp	170
4,280,420	*	Sberbank of Russia (ADR)	70,199
47,449	*	Seacoast Banking Corp of Florida	1,451
176,670		Security Bank Corp	680
13,344	*	Select Bancorp, Inc	164
931,080		Senshu Ikeda Holdings, Inc	1,770
76,067		ServisFirst Bancshares, Inc	2,866
1,118,717		Seven Bank Ltd	3,665
2,886,998		Shanghai Commercial & Savings Bank Ltd	5,018
1,650,000		Shanghai Pudong Development Bank Co Ltd	2,933
127,100		Shiga Bank Ltd	3,228
70,378		Shikoku Bank Ltd	669
601,435		Shinhan Financial Group Co Ltd	22,549
1,337,858		Shinsei Bank Ltd	20,412
422,546		Shizuoka Bank Ltd	3,143
13,050		Shore Bancshares, Inc	227
551,700		Siam Commercial Bank PCL (ADR)	2,243
777,697		Siam Commercial Bank PCL (Foreign)	3,162
20,515		Sierra Bancorp	597
150,718		Signature Bank	20,590
3,286	*,e	Silvergate Capital Corp	52
131,933		Simmons First National Corp (Class A)	3,534
22,036,554		SinoPac Financial Holdings Co Ltd	9,560
140,281	g	Skandiabanken ASA	1,192
2,125,195		Skandinaviska Enskilda Banken AB (Class A)	19,985
23,010		SmartFinancial, Inc	544
16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
227,018		Societe Generale	$7,922
2,367,038		South Indian Bank Ltd	335
15,305		South Plains Financial Inc	319
45,316		South State Corp	3,931
9,829	*	Southern First Bancshares, Inc	418
7,117		Southern Missouri Bancorp, Inc	273
51,133		Southern National Bancorp of Virginia, Inc	836
30,616		Southside Bancshares, Inc	1,137
46,977		Spar Nord Bank AS	456
69,230		Sparebank Oestlandet	729
210,212		SpareBank SR-Bank ASA	2,394
364,593		Sparebanken Midt-Norge	4,164
303,429		Sparebanken Nord-Norge	2,713
15,770	*	Spirit of Texas Bancshares, Inc	363
1,461		St Galler Kantonalbank	680
2,062,521		Standard Bank Group Ltd	24,808
5,583,146		Standard Chartered plc	52,610
1,612,180	*	State Bank of India	7,545
27,654		Sterling Bancorp, Inc	224
71,961		Sterling Bancorp/DE	1,517
50,843		Stock Yards Bancorp, Inc	2,088
3,834,768		Sumitomo Mitsui Financial Group, Inc	141,639
10,016		Summit Financial Group, Inc	271
88,892	*,e	Suruga Bank Ltd	404
26,770	*	SVB Financial Group	6,720
111,614		Svenska Handelsbanken AB	1,202
67,450	e	Swedbank AB (A Shares)	1,003
31,720	e	Sydbank AS	666
12,562		Synovus Financial Corp	492
597,303		Taichung Commercial Bank	239
6,399,788		Taishin Financial Holdings Co Ltd	3,097
4,217,855		Taiwan Business Bank	1,774
8,394,905		Taiwan Cooperative Financial Holding	5,810
1,214,494		TCF Financial Corp	56,838
566,234		TCS Group Holding plc (ADR)	12,174
7,225		Territorial Bancorp, Inc	224
4,530	*	Texas Capital Bancshares, Inc	257
8,492	*	Texcell-NetCom Co Ltd	64
143,094		TFS Financial Corp	2,816
2,750,000		Thanachart Capital PCL	4,907
258,239	*	The Bancorp, Inc	3,349
156,083		Timbercreek Financial Corp	1,194
6,947		Timberland Bancorp, Inc	207
15,132,214		TMB Bank PCL (Foreign)	847
95,743		Toho Bank Ltd	238
74,970		Tokyo TY Financial Group, Inc	1,044
74,164		Tomony Holdings, Inc	281
62,455		Tompkins Financial Corp	5,715
2,279,216		Toronto-Dominion Bank	127,831
16,200		Towa Bank Ltd	129
140,356		Towne Bank	3,905
59,447		Trico Bancshares	2,426
66,564	*	Tristate Capital Holdings, Inc	1,739
17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
23,482	*	Triumph Bancorp, Inc	$893
2,686,478		Truist Financial Corp	151,302
193,407		Trustco Bank Corp NY	1,677
61,404		Trustmark Corp	2,119
2,970,549	*	Turkiye Garanti Bankasi AS	5,563
148,993	*	Turkiye Halk Bankasi AS	148
1,394,385	*	Turkiye Is Bankasi (Series C)	1,502
21,869,211	*	Turkiye Sinai Kalkinma Bankasi AS	4,444
103,240		UMB Financial Corp	7,086
193,586		Umpqua Holdings Corp	3,426
442,893	g	Unicaja Banco S.A.	481
7,544,942		UniCredit S.p.A.	110,284
366,230	*	Union Bank Of Taiwan	135
2,332	e	Union Bankshares, Inc	85
928,700		United Bank Ltd	986
92,168		United Bankshares, Inc	3,563
241,745		United Community Banks, Inc	7,465
192,415		United Community Financial Corp	2,244
1,503,508		United Overseas Bank Ltd	29,569
10,410		United Security Bancshares	112
8,801		Unity Bancorp, Inc	199
129,138		Univest Financial Corp	3,458
4,790,747		US Bancorp	284,043
8,573		Valiant Holding	871
519,951		Valley National Bancorp	5,953
300,135		Van Lanschot Kempen NV (ADR)	6,750
48,814		Veritex Holdings, Inc	1,422
1,371,687		VTB Bank PJSC (GDR) Equiduct	2,008
158,149		VTB Bank PJSC (GDR) Tradegate	231
115,098		Walker & Dunlop, Inc	7,445
75,521		Washington Federal, Inc	2,768
16,985		Washington Trust Bancorp, Inc	914
36,674		Waterstone Financial, Inc	698
54,866		Webster Financial Corp	2,928
8,405,753		Wells Fargo & Co	452,230
62,308		WesBanco, Inc	2,355
24,041		West Bancorporation, Inc	616
24,715		Westamerica Bancorporation	1,675
184,491		Western Alliance Bancorp	10,516
26,955		Western New England Bancorp, Inc	260
3,299,293		Westpac Banking Corp	56,341
4,951		Wintrust Financial Corp	351
358,814	*	Woori Financial Group, Inc	3,592
161,890		WSFS Financial Corp	7,122
12,600		Yamagata Bank Ltd	186
111,399		Yamaguchi Financial Group, Inc	753
14,258		Yamanashi Chuo Bank Ltd	152
438,030		Yes Bank Ltd	288
237,814		Zions Bancorporation	12,347
		TOTAL BANKS	8,585,528

CAPITAL GOODS - 7.4%
632,545		3M Co	111,594
223,633		A.O. Smith Corp	10,654
18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
180,338		Aalberts Industries NV	$8,117
39,470		Aaon, Inc	1,950
165,365		AAR Corp	7,458
1,835,732		ABB Ltd	44,284
1,706,247		Aboitiz Equity Ventures, Inc	1,732
2,071,000		AcBel Polytech, Inc	1,668
408,635		ACS Actividades Construccion y Servicios S.A.	16,392
52,192		Actuant Corp (Class A)	1,359
8,468		Acuity Brands, Inc	1,169
741,719	*	Adani Enterprises Ltd	2,167
20,670	*	Adapteo Oyj	254
13,100		Advan Co Ltd	150
234,824		Advanced Drainage Systems, Inc	9,121
109,700		AECC Aero-Engine Control Co Ltd	206
161,500		AECC Aviation Power Co Ltd	503
805,225	*	Aecom Technology Corp	34,729
442,554		Aecon Group, Inc	5,971
28,660	*	Aegion Corp	641
108,118	*	AerCap Holdings NV	6,646
70,116	*,e	Aerojet Rocketdyne Holdings, Inc	3,202
20,048	*	Aerovironment, Inc	1,238
24,814		AFG Arbonia-Forster Hldg	323
21,302	e	AG Growth International Inc	762
15,488		AGCO Corp	1,196
36,790		AIA Engineering Ltd	850
27,352		Aica Kogyo Co Ltd	903
85,300		Aichi Corp	581
233,941		Aida Engineering Ltd	2,092
149,300		Air Lease Corp	7,095
1,085,963		Airbus SE	159,381
48,296		Aircastle Ltd	1,546
110,000		Airtac International Group	1,719
9,221		Alamo Group, Inc	1,158
108,646		Albany International Corp (Class A)	8,248
204,095		Alfa Laval AB	5,140
4,962,614		Alfa S.A. de C.V. (Class A)	4,116
19,016	g	Alimak Group AB	283
323,826		Allegion plc	40,329
19,467,018	*	Alliance Global Group, Inc	4,479
18,975		Allied Motion Technologies, Inc	920
683,817		Allison Transmission Holdings, Inc	33,042
19,363		Alstom Projects India Ltd	202
189,060		Alstom RGPT	8,984
51,526	*	Alstom T&D India Ltd	106
150,981		Altra Industrial Motion Corp	5,467
211,632		Amada Co Ltd	2,407
10,005		Amara Raja Batteries Ltd	102
20,998	*	Ameresco, Inc	367
21,052	*,e	American Superconductor Corp	165
24,229	*	American Woodmark Corp	2,532
290,077		Ametek, Inc	28,932
12,463		Andritz AG.	536
15,087		Anest Iwata Corp	145
19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
28,689		Apogee Enterprises, Inc	$932
127,735		Applied Industrial Technologies, Inc	8,519
22,148	*	Aprogen KIC, Inc	52
1,712,753	*	Arabtec Holding Co	603
206,285	e	Arcadis NV	4,830
1,082,517		Arconic, Inc	33,309
68,660		Arcosa, Inc	3,059
14,923		Argan, Inc	599
179,411	*	Armstrong Flooring, Inc	766
72,129		Armstrong World Industries, Inc	6,778
26,400		Asahi Diamond Industrial Co Ltd	155
202,738		Asahi Glass Co Ltd	7,249
378,131		Aselsan Elektronik Sanayi Ve Ticaret AS	1,330
1,191,418		Ashok Leyland Ltd	1,362
18,686	*	Ashoka Buildcon Ltd	27
1,490,134		Ashtead Group plc	47,647
45,778		Ashtrom Group Ltd	686
1,146,235		Assa Abloy AB	26,794
20,770		Astec Industries, Inc	872
51,333		Astral Polytechnik Ltd	846
84,752	*	Astronics Corp	2,369
552,880	*	Atkore International Group, Inc	22,370
376,879		Atlas Copco AB (A Shares)	15,043
5,017		Atlas Copco AB (B Shares)	174
83,786	*	ATS Automation Tooling Systems, Inc	1,383
235,937		Austal Ltd	632
114,000		AVIC Aircraft Co Ltd	268
162,900		AVIC Electromechanical Systems Co Ltd	162
45,800	*	AVIC Shenyang Aircraft Co Ltd	208
1,828,019		AviChina Industry & Technology Co	824
26,200		AVICOPTER plc	180
55,205	*	Axon Enterprise, Inc	4,045
249,526		Ayala Corp	3,865
261,680		AZZ, Inc	12,024
40,575	e	Badger Daylighting Ltd	1,098
2,785,617		BAE Systems plc	20,857
372,361		Balfour Beatty plc	1,292
211,908	*,e	Ballard Power Systems, Inc	1,514
17,200		Bando Chemical Industries Ltd	145
169,883		Barloworld Ltd	1,367
44,276		Barnes Group, Inc	2,743
7,813		BayWa AG.	247
65,474	*	Beacon Roofing Supply, Inc	2,094
94,807		Beijer Ref AB	2,782
99,691		Beijing New Building Materials plc	364
397		Belimo Holding AG.	2,990
2,737	*	BEML Ltd	38
591,237	*	Berjaya Corp BHD	36
272,000		BES Engineering Corp	71
73,410		Besalco S.A.	40
6,263		BGF Co Ltd	30
5,862,188		Bharat Electronics Ltd	8,219
218,547		Bidvest Group Ltd	3,195
7,363	e	Biesse S.p.A.	123
20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
154,570		Bizlink Holdings Inc	$1,163
47,013	*,e	Bloom Energy Corp	351
36,878	*	Blue Bird Corp	845
5,582	*	Blue Star Ltd	66
8,411	*,e	BlueLinx Holdings, Inc	120
572,915	*	BMC Stock Holdings, Inc	16,437
4,465	e	Bobst Group AG.	260
199,100	g	BOC Aviation Ltd	2,025
328,352		Bodycote plc	4,141
1,319,255		Boeing Co	429,761
2,058,602	*	Bombardier, Inc	3,060
43,319	e	Boskalis Westminster	1,110
3,249	e	Bossard Holding AG.	586
224,333		Bouygues S.A.	9,563
30,134		Brenntag AG.	1,635
38,442		Briggs & Stratton Corp	256
171,000		Brighton-Best International Taiwan, Inc	160
26,345		Bucher Industries AG.	9,246
18,701		Budimex S.A.	845
15,094		Bufab AB	210
802,592	*	Builders FirstSource, Inc	20,394
239,200		Bunka Shutter Co Ltd	2,108
311,812		Bunzl plc	8,528
1,656		Burckhardt Compression Holding AG.	453
2,213		Burkhalter Holding AG.	174
29,846		BWX Technologies, Inc	1,853
248,317		CAE, Inc	6,574
117,949	e	Caesarstone Sdot-Yam Ltd	1,777
14,739	*	CAI International, Inc	427
58,929		Carbone Lorraine	2,261
9,595		Carborundum Universal Ltd	43
22,789		Cargotec Corp (B Shares)	774
236,498		Carlisle Cos, Inc	38,275
809,643		Caterpillar, Inc	119,568
145,900		Central Glass Co Ltd	3,563
983	*	Cera Sanitaryware Ltd	37
243,125		CH Karnchang PCL	154
1,011,000		Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	847
34,683	*	Chart Industries, Inc	2,341
80,080		Cheil Industries, Inc	7,498
385,844		Chicony Power Technology Co Ltd	809
972,000		China Aircraft Leasing Group Holdings Ltd	1,034
106,780		China Avionics Systems Co Ltd	218
273,400		China Communications Construction Co Ltd	360
3,277,192		China Communications Construction Co Ltd (Hong Kong)	2,671
2,355,371		China Communications Services Corp Ltd	1,717
1,474,500		China Conch Venture Holdings Ltd	6,432
74,175		China Fangda Group Co Ltd	31
127,300		China Gezhouba Group Co Ltd	122
97,000	e	China High Speed Transmission Equipment Group Co Ltd	69
21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
162,940		China International Marine Containers Group Co Ltd	$230
893,000		China Lesso Group Holdings Ltd	1,146
8,700		China Meheco Co Ltd	16
209,800		China National Chemical Engineering Co Ltd	194
1,589,943		China Railway Construction Corp	1,741
629,000		China Railway Construction Corp Ltd	916
1,034,800		China Railway Group Ltd	883
3,056,127		China Railway Group Ltd (Hong Kong)	1,886
151,500		China Railway Hi-tech Industry Co Ltd	250
1,131,400		China Shipbuilding Industry Co Ltd	852
188,080	*	China Singyes Solar Technologies Holdings Ltd	21
30,200		China Spacesat Co Ltd	93
2,409,560		China State Construction Engineering Corp Ltd	1,946
1,530,685		China State Construction International Holdings Ltd	1,390
73,225		China Yuchai International Ltd	976
804,408	*	Chiyoda Corp	2,081
5,000		Chiyoda Integre Co Ltd	105
21,860		Chori Co Ltd	443
15,900		Chudenko Corp	368
222,946		CIMIC Group Ltd	5,183
18,660	*	CIRCOR International, Inc	863
4,675,796		Citic Pacific Ltd	6,241
531,000		Citic Resources Holdings Ltd	33
15,008		CJ Corp	1,251
2,938,512		CK Hutchison Holdings Ltd	28,020
25,993		CKD Corp	431
15,184	*,e	Climeon AB	111
3,420,191		CNH Industrial NV	37,553
6,484,376		CNH Industrial NV (NYSE)	71,328
2,516,711		Cobham plc	5,475
8,416	g	Cochin Shipyard Ltd	48
140,096	*	Colfax Corp	5,097
114,605		Columbus McKinnon Corp	4,588
148,776		Comfort Systems USA, Inc	7,416
80,047	*	Commercial Vehicle Group, Inc	508
2,748,295		Compagnie de Saint-Gobain	112,586
4,138		Compagnie d’Entreprises CFE	452
204,747		COMSYS Holdings Corp	5,865
11,021	*,e	Concrete Pumping Holdings Inc	60
42,999		Construcciones y Auxiliar de Ferrocarriles S.A.	1,978
56,248	*	Construction Partners Inc	949
116,600		Contemporary Amperex Technology Co Ltd	1,784
57,886	*	Continental Building Products, Inc	2,109
74,450		Continental Engineering Corp	33
2,922		Conzzeta AG.	3,491
40,196	*	Cornerstone Building Brands, Inc	342
12,595		Cosel Co Ltd	135
92,350		Cramo Oyj	1,372
4,377		Crane Co	378
3,402,321		CRRC Corp Ltd	2,480
1,175,900		CRRC Corp Ltd (Class A)	1,207
1,499		CS Wind Corp	49
43,746	*	CSBC Corp Taiwan	39
72,543		CSW Industrials, Inc	5,586
22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
581,000		CTCI Corp	$738
30,048		Cubic Corp	1,910
81,198		Cummins, Inc	14,531
131,378		Curtiss-Wright Corp	18,510
95,815		Daelim Industrial Co	7,496
4,079		Daetwyler Holding AG.	786
206,680	*	Daewoo Engineering & Construction Co Ltd	847
48,258		Daewoo International Corp	776
35,088	*	Daewoo Shipbuilding & Marine Engineering Co Ltd	842
6,800		Dai-Dan Co Ltd	175
90,713		Daifuku Co Ltd	5,482
10,428		Daihen Corp	344
8,471		Daiho Corp	223
15,120		Daiichi Jitsugyo Co Ltd	531
185,740		Daikin Industries Ltd	26,206
16,800		Daiwa Industries Ltd	186
6,825	e	Danieli & Co S.p.A.	125
21,021		Danieli & Co S.p.A. (RSP)	238
4,639		Dassault Aviation S.A.	6,088
92,207		DCC plc	7,998
1,025,587		Deere & Co	177,693
7,900		Denyo Co Ltd	150
66,096		Deutz AG.	411
62,964	*,g	Dilip Buildcon Ltd	355
337,501	e	Diploma plc	9,048
95,741	*	DIRTT Environmental Solutions	313
6,076,049		Dogan Sirketler Grubu Holdings	1,879
22,103		Donaldson Co, Inc	1,274
161,500		Dongfang Electric Corp Ltd	213
66,177		Doosan Bobcat, Inc	1,965
171,710	*	Doosan Heavy Industries and Construction Co Ltd	848
31,529	*	Doosan Infracore Co Ltd	151
20,576		Douglas Dynamics, Inc	1,132
650,411		Dover Corp	74,966
392,953	*,†	Drake & Scull International PJSC	1
1,328,000	*,e	Drone Delivery Canada Corp	849
126,000	*	DTXS Silk Road Investment Holdings Co Ltd	108
3,041,986	*	Dubai Investments PJSC	1,078
62,335	*	Ducommun, Inc	3,150
28,079		Duerr AG.	958
87,328	*	DXP Enterprises, Inc	3,477
28,994	*	Dycom Industries, Inc	1,367
521,300		Dynasty Ceramic PCL	33
6,091		Eastern Co	186
2,284,628		Eaton Corp	216,400
109,261		Ebara Corp	3,299
1,929	*	Ecopro BM Co Ltd	88
12,016		Eicher Motors Ltd	3,795
93,584		Eiffage S.A.	10,737
300,700		Ekovest BHD	58
33,345		Elbit Systems Ltd	5,196
16,907		Elco Holdings Ltd	604
978		Electra Israel Ltd	435
23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
834,436		ElSwedy Cables Holding Co	$598
65,060	*,g	Eltel AB	132
291,152		EMCOR Group, Inc	25,126
603,546	*,e	Emeco Holdings Ltd	918
375,704		Emerson Electric Co	28,651
934,826		Empresa Brasileira de Aeronautica S.A.	4,600
52,612		Encore Wire Corp	3,020
21,556	*,e	Energous Corp	38
36,812	*,e	Energy Recovery, Inc	360
40,959		EnerSys	3,065
35,551		Engineers India Ltd	49
123,732		EnPro Industries, Inc	8,275
138,000		Enric Energy Equipment Holdings Ltd	82
435,819		Epiroc AB	5,180
526,600		Epiroc AB (Class A)	6,440
61,841		ESCO Technologies, Inc	5,720
188,629	*	Escorts Ltd	1,665
45,800	*	Eve Energy Co Ltd	331
4,235	e	EVI Industries, Inc	115
504,366	*	Evoqua Water Technologies Corp	9,558
28,042		Exco Technologies Ltd	171
11,220	e	FACC AG.	140
396,461		Famur S.A.	311
181,836	*	Fangda Carbon New Material Co Ltd	318
60,299		Fanuc Ltd	11,135
3,194,517		Far Eastern Textile Co Ltd	3,182
889,047		Fastenal Co	32,850
314,066		Federal Signal Corp	10,129
13,159	*,e	Feelux Co Ltd	86
1,048	e	Feintool International Holding AG.	67
149,978		Ferguson plc	13,649
369,858		Ferrovial S.A.	11,206
3,974	*,e	FIGEAC-AERO	41
278,305	e	Fincantieri S.p.A	288
489,739		Finmeccanica S.p.A.	5,743
207,654		Finning International, Inc	4,046
14,295		Finolex Cables Ltd	74
81,688		Flowserve Corp	4,066
22,340		FLSmidth & Co AS	891
26,862	*	Fluidra S.A.	368
209,996		Fluor Corp	3,965
65,042		Fomento de Construcciones y Contratas S.A.	797
1,300,397		Fortive Corp	99,337
333,624		Fortune Brands Home & Security, Inc	21,799
2,433,124	e	Fosun International	3,549
490,216	*	Foundation Building Materials, Inc	9,486
44,039		Franklin Electric Co, Inc	2,524
140,869		Fuji Electric Holdings Co Ltd	4,279
34,245	e	Fuji Machine Manufacturing Co Ltd	626
129,678		Fujikura Ltd	534
52,900		Fujitec Co Ltd	856
3,100	e	Fukuda Corp	139
6,539		Fukushima Industries Corp	245
1,855,000	*	Fullshare Holdings Ltd	43
24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
28,756		Furukawa Co Ltd	$379
77,244		Furukawa Electric Co Ltd	1,977
17,681		Futaba Corp/Chiba	219
59,863		Galliford Try plc	682
3,007,203		Gamuda BHD	2,868
17,899	*	Gardner Denver Holdings, Inc	657
66,883	*	Gates Industrial Corp plc	920
33,341		GATX Corp	2,762
35,606		GEA Group AG.	1,177
6,576		Geberit AG.	3,691
6,900		Gecoss Corp	70
165,253	*	GEK Group of Cos S.A.	1,404
9,121	*	Gencor Industries, Inc	106
126,791	*	Generac Holdings, Inc	12,754
525,383		General Dynamics Corp	92,651
10,502,473		General Electric Co	117,208
11,360	*	General Finance Corp	126
5,727		Georg Fischer AG.	5,807
37,842	*	Gibraltar Industries, Inc	1,909
8,301		Giken Seisakusho Co, Inc	382
26,056		Glory Ltd	787
167,595	*	GMS, Inc	4,538
45,803		Godrej Industries Ltd	273
15,527		Gorman-Rupp Co	582
142,424		Graco, Inc	7,406
187,896		GrafTech International Ltd	2,183
128,306		Grafton Group plc	1,474
10,167		Graham Corp	222
101,670		Granite Construction, Inc	2,813
172,584		Graphite India Ltd	734
700,337	*	Great Lakes Dredge & Dock Corp	7,935
15,719		Greaves Cotton Ltd	29
142,098		Greenbrier Cos, Inc	4,608
206,883		Griffon Corp	4,206
412,884	e	Grupo Carso S.A. de C.V. (Series A1)	1,525
12,063	*,e	Grupo Empresarial San Jose	81
35,600		Grupo Rotoplas SAB de C.V.	30
63,416		GS Engineering & Construction Corp	1,697
88,453		GS Yuasa Corp	1,907
86,033		GT Capital Holdings, Inc	1,439
829,152		Gunkul Engineering PCL	82
127,700		Guoxuan High-Tech Co Ltd	267
107,360	e	GWA International Ltd	250
187,056		H&E Equipment Services, Inc	6,253
604,813		Haitian International Holdings Ltd	1,465
67,196		Hangzhou Steam Turbine Co	70
117,479		Hanwa Co Ltd	3,074
43,006		Hanwha Corp	928
378,400		HAP Seng Consolidated BHD	923
136,000	*	Harbin Power Equipment	39
20,794	e	Harmonic Drive Systems, Inc	997
760,919	*	Harsco Corp	17,509
222,994		Havells India Ltd	2,022
25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
102,674		Hazama Ando Corp	$893
117,500	*,e	HC International, Inc	35
301,688	*	HD Supply Holdings, Inc	12,134
26,823		HDC Hyundai Development Co-Engineering & Construction	593
76,500		Hebei Construction Group Corp Ltd	48
15,900		Hefei Meiya Optoelectronic Technology, Inc	89
27,241	*	HEG Ltd	407
14,202		HEICO Corp	1,621
260,570		HEICO Corp (Class A)	23,329
158,274	*	Heidelberger Druckmaschinen	203
28,372		Helios Technologies, Inc	1,312
86,711	*	Herc Holdings, Inc	4,244
103,236		Hexcel Corp	7,568
8,128		Hibiya Engineering Ltd	147
122,204		Hillenbrand, Inc	4,071
877,312		Hino Motors Ltd	9,278
4,400		Hirata Corp	283
10,424		Hisaka Works Ltd	96
190,026		Hitachi Construction Machinery Co Ltd	5,660
88,900		Hitachi Zosen Corp	335
170,060		Hiwin Technologies Corp	1,596
49,343		Hochtief AG.	6,282
3,093,358		Honeywell International, Inc	547,524
354,000	*	Hong Kong Finance Investment Holding Group Ltd	37
30,100		Hongfa Technology Co Ltd	149
45,950		Hoshizaki Electric Co Ltd	4,097
11,566		Hosken Consolidated Investments Ltd	75
18,701		Hosokawa Micron Corp	801
1,750,358		Howden Joinery Group plc	15,594
2,285,000	*,†	Hsin Chong Construction Group Ltd	3
28,100		Huangshi Dongbei Electrical Appliance Co Ltd	37
81,892		Hubbell, Inc	12,105
43,229		Huber & Suhner AG.	3,432
39,258		Hudaco Industries Ltd	299
18,046		Huntington Ingalls	4,527
5,083		Hurco Cos, Inc	195
2,359		Hy-Lok Corp	39
1,300	*	Hyosung Heavy Industries Corp	30
33,451		Hyster-Yale Materials Handling, Inc	1,972
2,560		Hyundai Construction Equipment Co Ltd	66
8,203		Hyundai Development Co	78
5,963	*	Hyundai Electric & Energy System Co Ltd	59
3,793		Hyundai Elevator Co Ltd	224
139,416		Hyundai Engineering & Construction Co Ltd	5,086
75,100	*	Hyundai Heavy Industries	8,172
6,633		Hyundai Mipo Dockyard	263
8,089		Hyundai Robotics Co Ltd	2,361
10,940	*	Hyundai Rotem Co Ltd	147
15,177		Idec Corp	312
16,812		IDEX Corp	2,892
8,631	*	IES Holdings, Inc	221
2,582,612		IJM Corp BHD	1,371
1,412		Iljin Diamond Co Ltd	34
26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
71,821		Illinois Tool Works, Inc	$12,901
231,451		IMI plc	3,617
8,070	e	Implenia AG.	327
119,920	*,e	Impregilo S.p.A.	216
7,232	e	IMS-Intl Metal Service	125
46,923		Inaba Denki Sangyo Co Ltd	1,190
165,869		Inabata & Co Ltd	2,478
9,915		Indus Holding AG.	431
11,685	e	Industria Macchine Automatiche S.p.A.	840
1,668,055	*	Industries Qatar QSC	4,710
84,216		Indutrade AB	3,012
1,571,136		Ingersoll-Rand plc	208,835
61,900		Inner Mongolia First Machinery Group Co Ltd	95
17,205		Insteel Industries, Inc	370
76,171		Interpump Group S.p.A.	2,413
1,937		Interroll Holding AG.	4,353
30,075		Inwido AB	232
40,300		Iochpe-Maxion S.A.	235
274,229	*	IRB Infrastructure Developers Ltd	286
73,189		IS Dongseo Co Ltd	2,085
34,800		Iseki & Co Ltd	530
2,228,111		Ishikawajima-Harima Heavy Industries Co Ltd	52,140
788,850		Italian-Thai Development PCL	39
7,028		Italmobiliare S.p.A	190
1,614,361		Itochu Corp	37,416
828,674		ITT, Inc	61,247
49,538		Iwatani International Corp	1,685
287,352		Jacobs Engineering Group, Inc	25,813
4,752		Jamco Corp	63
19,360		Japan Pulp & Paper Co Ltd	743
32,061		Japan Steel Works Ltd	626
250,191		Jardine Matheson Holdings Ltd	13,923
320,488		Jardine Strategic Holdings Ltd	9,829
21,100		JDC Corp	130
65,170	*	JELD-WEN Holding, Inc	1,526
2,566,307		JG Summit Holdings (Series B)	4,090
1,338,196		JGC Corp	21,299
35,200		Jiangsu Hengli Hydraulic Co Ltd	252
122,800		Jiangsu Zhongtian Technology Co Ltd	147
29,429		John Bean Technologies Corp	3,315
265,282	g	John Laing Group plc	1,339
590,777	e	Johnson Controls International plc	24,051
188,929		Johnson Electric Holdings Ltd	430
50,022	g	JOST Werke AG.	2,093
220,682		JTEKT Corp	2,607
25,959		Jungheinrich AG.	623
1,701		Kaba Holding AG.	1,217
10,333		Kadant, Inc	1,088
46,951		Kajaria Ceramics Ltd	345
242,413		Kajima Corp	3,223
8,689	*	Kalpataru Power Transmission Ltd	50
51,400	*	Kama Co Ltd	25
26,392		Kaman Corp	1,740
27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
10,775		Kamei Corp	$132
75,900		Kanamoto Co Ltd	1,953
662,500		Kandenko Co Ltd	6,350
419,800		Kanematsu Corp	5,641
635,587		KAP Industrial Holdings Ltd	191
19,869		Kardex AG.	3,346
12,100		Katakura Industries Co Ltd	151
36,032		Kawasaki Heavy Industries Ltd	788
22,135		KCC Corp	4,462
123,918		KEC International Ltd	525
9,004	*	KEI Industries Ltd	58
67,459		Keihan Electric Railway Co Ltd	3,276
38,682		Keller Group plc	384
7,081		Kendrion NV	167
79,204		Kennametal, Inc	2,922
3,177		KEPCO Engineering & Construction Co, Inc	55
1,129,279		Keppel Corp Ltd	5,690
82,800		Kerjaya Prospek Group BHD	27
249,772		Kinden Corp	3,881
17,000		King Slide Works Co Ltd	206
65,088		Kingspan Group plc	3,975
94,631		KION Group AG.	6,508
37,500		Kitz Corp	264
40,669		Kloeckner & Co AG.	286
1,301,003		KOC Holding AS	4,446
7,615		Koenig & Bauer AG.	238
29,779		Kolon Corp	451
192,170		Komatsu Ltd	4,612
1,991	e	Komax Holding AG.	487
23,690		Komori Corp	244
96,130		Kone Oyj (Class B)	6,286
44,762		Konecranes Oyj	1,376
158,733		Kongsberg Gruppen ASA	2,495
724,336		Koninklijke BAM Groep NV	2,192
91,725		Koninklijke Volkerwessels NV	2,258
295,618		Korea Aerospace Industries Ltd	8,701
1,279		Korea Electric Terminal Co Ltd	47
60,860	*	Kornit Digital Ltd	2,083
84,308	*	Kratos Defense & Security Solutions, Inc	1,518
8,640		Krones AG.	651
367,514		Kubota Corp	5,771
317,704		Kumagai Gumi Co Ltd	9,663
133,435		Kumho Industrial Co Ltd	1,323
171,000		Kung Long Batteries Industrial Co Ltd	850
101,410		Kurita Water Industries Ltd	3,009
14,854		Kyokuto Kaihatsu Kogyo Co Ltd	217
665,455		Kyowa Exeo Corp	16,834
40,222		Kyudenko Corp	1,185
1,367		Kyung Dong Navien Co Ltd	55
826,145		L3Harris Technologies, Inc	163,469
749		Lakshmi Machine Works Ltd	35
678,917		Larsen & Toubro Ltd	12,350
5,798	*	Lawson Products, Inc	302
39,171	*	LB Foster Co (Class A)	759
28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
116,385		Legrand S.A.	$9,504
61,186		Lennox International, Inc	14,928
209,988		LG Corp	13,380
1,445		LG Hausys Ltd	68
96,851		LG International Corp	1,257
39,554		Lifco AB	2,416
2,140		LIG Nex1 Co Ltd	58
5,718		Lincoln Electric Holdings, Inc	553
413,978		Lindab International AB	5,289
10,178		Lindsay Corp	977
10,328		LISI	348
157,086		LIXIL Group Corp	2,711
442,445		Lockheed Martin Corp	172,279
6,439,000		Lonking Holdings Ltd	1,935
57,763		Lotte Corp	1,942
86,172		LS Cable Ltd	3,555
3,517		LS Industrial Systems Co Ltd	166
23,785		Luxfer Holdings plc	440
18,358	*	Lydall, Inc	377
25,932		Mabuchi Motor Co Ltd	979
922,915		Maeda Corp	8,985
10,433	e	Maeda Kosen Co Ltd	207
331,693		Maeda Road Construction Co Ltd	8,098
16,856		Magellan Aerospace Corp	183
80,134	e	Maire Tecnimont S.p.A	223
12,039		Makino Milling Machine Co Ltd	547
64,103		Makita Corp	2,214
450,100		Malaysian Resources Corp BHD	80
11,253		MAN AG.	545
25,713	e	Manitou BF S.A.	619
1,520,750	*	Manitowoc Co, Inc	26,613
121,900		Marcopolo S.A.	137
1,416,275		Marubeni Corp	10,464
932,676		Masco Corp	44,759
63,797	*	Masonite International Corp	4,607
131,851	*	Mastec, Inc	8,460
13,300		Max Co Ltd	266
55,306	e	Maxar Technologies, Inc	867
1,151		MBB SE	92
158,200	*	Megawide Construction Corp	51
1,116,064		Meggitt plc	9,721
18,364		Meidensha Corp	405
19,200		Meisei Industrial Co Ltd	171
1,825,745		Melrose Industries plc	5,815
102,113	*	Mercury Systems, Inc	7,057
209,790	*	Meritor, Inc	5,494
809,500		Metallurgical Corp of China Ltd	326
2,310,000		Metallurgical Corp of China Ltd (Hong Kong)	519
6,400		METAWATER Co Ltd	256
277,277	e	Metso Oyj	10,954
13,905	*	Middleby Corp	1,523
25,894		Mie Kotsu Group Holdings, Inc	146
56,237		Millat Tractors Ltd	256
29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
63,646		Miller Industries, Inc	$2,363
325,290		Minebea Co Ltd	6,719
313,262	e	Miraito Holdings Corp	4,734
254,554		MISUMI Group, Inc	6,300
1,338,613		Mitsubishi Corp	35,462
1,878,563		Mitsubishi Electric Corp	25,578
161,227		Mitsubishi Heavy Industries Ltd	6,252
14,500		Mitsubishi Nichiyu Forklift Co Ltd	184
12,350		Mitsuboshi Belting Co Ltd	237
1,915,287		Mitsui & Co Ltd	34,045
40,016	*	Mitsui Engineering & Shipbuilding Co Ltd	324
47,319		Miura Co Ltd	1,635
49,057		Monadelphous Group Ltd	575
727,420		MonotaRO Co Ltd	19,365
258,969		Moog, Inc (Class A)	22,098
599,396	e	Morgan Crucible Co plc	2,517
63,486		Morgan Sindall plc	1,362
61,144	e	Mori Seiki Co Ltd	936
47,900		Morita Holdings Corp	795
853,743		Mota Engil SGPS S.A.	1,795
250,230	*	MRC Global, Inc	3,413
68,806		MSC Industrial Direct Co (Class A)	5,399
75,514		MTU Aero Engines Holding AG.	21,516
378,553		Mueller Industries, Inc	12,019
472,585		Mueller Water Products, Inc (Class A)	5,662
66,500		Muhibbah Engineering M BHD	40
69,717	*,g	Munters Group AB	366
28,348		Murray & Roberts Holdings Ltd	22
76,313	*	MYR Group, Inc	2,487
78,323		Nabtesco Corp	2,308
7,533		Nachi-Fujikoshi Corp	329
2,559,228	*	Nagarjuna Construction Co	2,009
267,400		Nagase & Co Ltd	3,966
220,700		NARI Technology Co Ltd	672
59,506	*	National Central Cooling Co PJSC	31
5,254		National Presto Industries, Inc	464
119,204	*	Navistar International Corp	3,450
88,467		NBCC India Ltd	43
48,882	e	NCC AB (B Shares)	799
1,193,132	*,e	NEL ASA	1,182
14,272		Nexans S.A.	698
63,917	e	NFI Group, Inc	1,312
468,380	h	NGK Insulators Ltd	8,148
209,633		Nibe Industrier AB	3,637
31,140		Nichias Corp	789
7,900		Nichiden Corp	150
12,945		Nichiha Corp	317
75,659		Nidec Corp	10,334
2,385		Nihon Trim Co Ltd	103
13,995	*	Nilfisk Holding A.S.	306
89,776		Nippo Corp	1,929
5,500	e	Nippon Carbon Co Ltd	206
18,300		Nippon Densetsu Kogyo Co Ltd	377
6,425		Nippon Koei Co Ltd	218
30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
19,200		Nippon Road Co Ltd	$1,201
3,572	*	Nippon Sharyo Ltd	106
49,100		Nippon Sheet Glass Co Ltd	311
7,917		Nippon Steel Trading Co Ltd	383
29,240		Nippon Thompson Co Ltd	138
169,600		Nishimatsu Construction Co Ltd	3,816
10,100		Nishio Rent All Co Ltd	288
4,095		Nissei ASB Machine Co Ltd	178
77,332		Nisshinbo Industries, Inc	736
26,600		Nissin Electric Co Ltd	329
10,900		Nitta Corp	322
152,200	e	Nitto Boseki Co Ltd	6,460
12,744		Nitto Kogyo Corp	295
4,873		Nitto Kohki Co Ltd	105
7,735		Nittoku Engineering Co Ltd	269
13,778	*,e	NKT Holding AS	333
36,599		NN, Inc	339
2,400	*,†,e	Noble Group Ltd	0	^
76,229		Nolato AB (B Shares)	4,475
113,704	*,e	Nordex AG.	1,523
94,347		Nordson Corp	15,363
4,783		Noritake Co Ltd	204
15,131		Noritz Corp	201
17,226		NORMA Group	731
643,458		Northrop Grumman Corp	221,330
14,684	*	Northwest Pipe Co	489
102,771	*	NOW, Inc	1,155
1,209,174		NRW Holdings Ltd	2,744
2,447,355		NSK Ltd	23,135
391,061		NTN Corp	1,223
9,130	*	NV5 Global Inc	461
14,109		nVent Electric plc	361
1,731,502		NWS Holdings Ltd	2,427
6,146		Obara Corp	207
707,013		Obayashi Corp	7,853
2,542,952	*,e	Obrascon Huarte Lain S.A.	3,036
110,112		OC Oerlikon Corp AG.	1,290
5,963		OHB AG.	291
11,821		Oiles Corp	179
19,300		Okabe Co Ltd	162
13,667		Okuma Holdings, Inc	719
16,300		Okumura Corp	448
2,921		Omega Flex, Inc	313
51,679	*,e	Opus Global Rt	60
126		Orascom Construction Ltd	1
48,300		Organo Corp	2,972
42,100	*	Orion Marine Group, Inc	219
44,906		OSG Corp	854
48,773		Oshkosh Corp	4,616
63,623		OSJB Holdings Corp	158
10		OSRAM Licht AG.	0	^
2,104		Otokar Otobus Karoseri Sanayi AS	56
85,561	*	Outotec Oyj	553
31

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,577,822		Owens Corning, Inc	$102,748
211,132		PACCAR, Inc	16,701
21,934	e	Palfinger AG.	720
785,333		Parker-Hannifin Corp	161,637
292,935	*	Parsons Corp	12,092
21,463		Patrick Industries, Inc	1,125
417,596		Peab AB (Series B)	4,176
55,238		Pentair plc	2,534
77,000	*	Pentamaster Corp BHD	86
1,422,087		Penta-Ocean Construction Co Ltd	8,804
58,483		PER Aarsleff A.S.	1,881
2,665		Pfeiffer Vacuum Technology AG.	475
138,044	*	PGT, Inc	2,058
231,265	*,e	Plug Power, Inc	731
12,667	*	PNC Infratech Ltd	34
7,257		Polycab India Ltd	101
107,857	e	Polypipe Group plc	771
779,000		Polyplex PCL (Foreign)	377
6,344	e	Porr AG.	110
66,256		Powell Industries, Inc	3,246
521,300		Power Construction Corp of China Ltd	325
19,593	*	PowerCell Sweden AB	324
3,522		Preformed Line Products Co	213
105,318		Primoris Services Corp	2,342
25,292	*	Proto Labs, Inc	2,568
28,117		Prysmian S.p.A.	679
4,934,032		PT Adhi Karya Persero Tbk	417
1,820,100		PT AKR Corporindo Tbk	517
2,803,600	*,†	PT Inovisi Infracom Tbk	0	^
2,889,888		PT Pembangunan Perumahan Tbk	329
1,455,100	*	PT Sitara Propertindo Tbk	44
10,229,300		PT Waskita Karya Persero Tbk	1,092
21,530,823		PT Wijaya Karya	3,079
1,248,659		QinetiQ plc	5,918
14,000	*	QST International Corp	30
33,210		Quanex Building Products Corp	567
637,307		Quanta Services, Inc	25,945
160,100		Raito Kogyo Co Ltd	2,314
40,613		Randon Participacoes S.A.	136
1,842		Rational AG.	1,476
34,191		Raven Industries, Inc	1,178
838,110		Raytheon Co	184,166
23,235	*	RBC Bearings, Inc	3,679
118,000	*,e	Realord Group Holdings Ltd	69
78,797		Rechi Precision Co Ltd	60
82,145		Regal-Beloit Corp	7,032
426,408	e	Reliance Worldwide Corp Ltd	1,208
10,655	*	Resideo Technologies, Inc	127
576,857		Reunert Ltd	2,990
57,298		REV Group, Inc	701
165,244		Rexel S.A.	2,198
491,718	*	Rexnord Corp	16,040
29,000		Rexon Industrial Corp Ltd	69
72,831		Rheinmetall AG.	8,351
32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
8,800		Rheon Automatic Machinery Co Ltd	$127
61,626	e	Richelieu Hardware Ltd	1,288
1,657		Rieter Holding AG.	236
456,815		Rockwell Automation, Inc	92,583
54,807		Rockwool International AS (B Shares)	12,996
1,560,969		Rolls-Royce Group plc	14,108
55,827,946	*,a	Rolls-Royce Holdings plc	74
530,289		Roper Technologies Inc	187,844
1,877,018	e	Rotork plc	8,344
43,000		Run Long Construction Co Ltd	90
144,994		Rush Enterprises, Inc (Class A)	6,742
4,341		Rush Enterprises, Inc (Class B)	198
205,926		Russel Metals, Inc	3,516
112,757		Ryobi Ltd	2,004
50,395	e	Saab AB (Class B)	1,690
208,162		Sacyr Vallehermoso S.A.	610
61,010	*	Sadbhav Engineering Ltd	92
366,388		Safran S.A.	56,592
70,217		Salfacorp S.A.	40
403,812	*	Samsung Engineering Co Ltd	6,673
356,192	*	Samsung Heavy Industries Co Ltd	2,231
202,569	*	Samsung Techwin Co Ltd	6,127
34,623		San Shing Fastech Corp	66
745,853		Sandvik AB	14,527
300,500		Sanki Engineering Co Ltd	4,232
12,500		Sankyo Tateyama, Inc	140
259,641		Sanwa Shutter Corp	2,909
215,000		Sany Heavy Equipment International	118
460,600		Sany Heavy Industry Co Ltd	1,130
4,600		Sanyo Denki Co Ltd	226
6,977	*	Saudi Ceramic Co	67
36,969	e	Savaria Corp	397
4,430	*	Schaeffler India Ltd	292
9,912		Schindler Holding AG.	2,521
2,402		Schindler Holding AG. (Registered)	588
1,640,575		Schneider Electric S.A.	168,552
549		Schweiter Technologies AG.	696
8,000	e	SEC Carbon Ltd	693
13,995		Sekisui Jushi Corp	295
799,800		SembCorp Industries Ltd	1,362
454,600	*,e	SembCorp Marine Ltd	447
20,806	*,e	Semperit AG. Holding	260
229,457		Senior plc	526
160,496	*	Sensata Technologies Holding plc	8,646
822,752		Service Stream Ltd	1,533
72,991	e	Seven Network Ltd	997
9,094		SFS Group AG.	874
75,900	*	SGL Carbon AG.	404
54,408	*	SGSB Group Co Ltd	25
167,000		Shanghai Construction Group Co Ltd	85
96,980		Shanghai Diesel Engine Co Ltd	43
300,500		Shanghai Electric Group Co Ltd	215
2,305,025		Shanghai Electric Group Co Ltd (Hong Kong)	757
33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
77,300		Shanghai Highly Group Co Ltd	$52
531,508		Shanghai Industrial Holdings Ltd	1,023
92,600		Shanghai Mechanical and Electrical Industry Co Ltd	221
87,500		Shanghai Tunnel Engineering Co Ltd	76
120,600		Shanghai Waigaoqiao Free Trade Zone Group Co Ltd	301
67,109		Shapir Engineering and Industry Ltd	411
76,535		Shenzhen Inovance Technology Co Ltd	337
7,300		Shibuya Kogyo Co Ltd	204
1,023,344		Shikun & Binui Ltd	4,712
15,000		Shima Seiki Manufacturing Ltd	348
347,482		Shimizu Corp	3,540
5,900		Shin Nippon Air Technologies Co Ltd	117
61,000		Shin Zu Shing Co Ltd	263
11,100		Shinko Electric Co Ltd	140
21,100		Shinmaywa Industries Ltd	286
110,900		Shinnihon Corp	954
19,908		SHO-BOND Holdings Co Ltd	825
1,586,000		Shougang Concord International Enterprises Co Ltd	78
6,329,469		Shun TAK Holdings Ltd	3,022
116,700	*	Siasun Robot & Automation Co Ltd	235
1,325,293		Siemens AG.	173,072
1,387,263		Siemens Gamesa Renewable Energy	24,431
57,834		Siemens India Ltd	1,213
5,614	e	SIF Holding NV	79
307,807		SIG plc	502
413,423	g	Signify NV	12,940
6,246,560		Sime Darby BHD	3,391
42,140		Simpson Manufacturing Co, Inc	3,381
872,000		Singamas Container Holdings Ltd	96
2,605,469		Singapore Technologies Engineering Ltd	7,630
79,751		Sinko Industries Ltd	1,398
204,157		Sino Thai Engineering & Construction PCL	97
1,114,000		Sinopec Engineering Group Co Ltd	667
828,500		Sinotruk Hong Kong Ltd	1,768
42,261		Sintokogio Ltd	408
39,222	*,e	SiteOne Landscape Supply, Inc	3,555
31,818		SK C&C Co Ltd	7,178
1,371,779		SK Networks Co Ltd	7,035
249,970		Skanska AB (B Shares)	5,655
397,938		SKF AB (B Shares)	8,057
2,424,600		SKP Resources BHD	806
177,010		SM Investments Corp	3,643
26,500		SMC Corp	12,119
53,348		Smiths Group plc	1,192
93,018		Snap-On, Inc	15,757
199,896	e	SNC-Lavalin Group, Inc	4,610
22,300	e	Sodick Co Ltd	197
3,485,113		Sojitz Holdings Corp	11,233
33,072	*	Solaria Energia y Medio Ambiente S.A.	252
63,411		Spirax-Sarco Engineering plc	7,464
322,917		Spirit Aerosystems Holdings, Inc (Class A)	23,534
303,487	*	SPX Corp	15,441
184,495	*	SPX FLOW, Inc	9,016
49,996		Stabilus S.A.	3,391
34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
24,237	*,e	Stadler Rail AG.	$1,211
11,691		Standex International Corp	928
466,329		Stanley Black & Decker, Inc	77,289
18,566		Star Micronics Co Ltd	266
18,189	*	Ste Industrielle d’Aviation Latecoere S.A.	79
9,517	*	Sterling & Wilson Solar Ltd	43
86,407	*	Sterling Construction Co, Inc	1,217
191,800		STP & I PCL	43
16,588		Sulzer AG.	1,849
1,113,305		Sumitomo Corp	16,536
32,818		Sumitomo Densetsu Co Ltd	882
1,034,595		Sumitomo Heavy Industries Ltd	29,387
1,209,717		Sumitomo Mitsui Construction C	7,004
44,000		Sunonwealth Electric Machine Industry Co Ltd	70
108,644	*	Sunrun, Inc	1,500
1,506,422		Sunway Construction Group BHD	704
63,900		Sunwoda Electronic Co Ltd	179
2,444,500	*,†,e	Superb Summit International Group Ltd	3
103,400		Suzhou Gold Mantis Construction Decoration Co Ltd	131
127,526		Sweco AB (B Shares)	4,916
52,422	e	Tadano Ltd	477
419,396		Taeyoung Engineering & Construction	4,325
7,163		Taihei Dengyo Kaisha Ltd	151
83,253		Taikisha Ltd	2,954
313,200		Taisei Corp	12,973
228,670		Taiwan Glass Industrial Corp	87
8,400		Takamatsu Corp	217
18,264		Takara Standard Co Ltd	329
128,500		Takasago Thermal Engineering Co Ltd	2,299
18,500		Takeuchi Manufacturing Co Ltd	277
36,200		Takuma Co Ltd	433
47,796	*,g	Talgo S.A.	327
17,765		Tarkett S.A.	287
20,300		Tatsuta Electric Wire and Cable Co Ltd	112
120,200		TBEA Co Ltd	115
2,846,573		Techtronic Industries Co	23,233
673,000		Teco Electric and Machinery Co Ltd	589
9,592	e	Teikoku Sen-I Co Ltd	207
71,399		Tekfen Holding AS	232
6,400		Tekken Corp	165
111,865	*	Teledyne Technologies, Inc	38,766
17,068		Tennant Co	1,330
3,383,063		Terex Corp	100,748
50,114	*	Textainer Group Holdings Ltd	537
1,432,977		Textron, Inc	63,911
46,139		Thales S.A.	4,801
24,717	*	Thermax Ltd	375
222,273	*	Thermon Group Holdings	5,957
58,771	e	THK Co Ltd	1,578
282,835		Thoresen Thai Agencies PCL	42
15,100		Timken Co	850
4,645	*	Timken India Ltd	60
34,691		Titan International, Inc	126
35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
87,035	*	Titan Machinery, Inc	$1,286
158,000		TK Group Holdings Ltd	79
32,529		TKH Group NV	1,828
8,400	e	Toa Corp/Tokyo	126
30,611		Tocalo Co Ltd	313
743,741		Toda Corp	4,909
14,242		Toenec Corp	504
53,000		Tokai Corp	532
42,702		Tokyu Construction Co Ltd	304
17,014		Toro Co	1,356
103,083	e	Toromont Industries Ltd	5,604
232,339		Toshiba Corp	7,886
10,541		Toshiba Machine Co Ltd	284
12,601		Totetsu Kogyo Co Ltd	365
67,586		Toto Ltd	2,854
365,203		Toyo Construction Co Ltd	1,746
6,200		Toyo Tanso Co Ltd	128
254,964		Toyota Tsusho Corp	8,956
25,985	*,e	TPI Composites, Inc	481
2,961,709		Trakya Cam Sanayi AS	1,741
5,068	*	Transcat Inc	161
189,057		TransDigm Group, Inc	105,872
1,506,620		Travis Perkins plc	31,971
130,816		Trelleborg AB (B Shares)	2,355
55,759	*	Trex Co, Inc	5,012
118,817	*	Trimas Corp	3,732
9,470		Trinity Industries, Inc	210
108,177		Triton International Ltd	4,349
553,545		Triumph Group, Inc	13,988
28,756		Troax Group AB	371
23,210		Trusco Nakayama Corp	594
22,130		Tsubaki Nakashima Co Ltd	322
13,600		Tsubakimoto Chain Co	478
22,500		Tsugami Corp	228
14,700		Tsukishima Kikai Co Ltd	221
8,714		Tsurumi Manufacturing Co Ltd	163
39,930	*	Tutor Perini Corp	514
9,731	*	Twin Disc, Inc	107
131,675		Ultra Electronics Holdings	3,687
5,000		Union Tool Co	155
133,000		Unique Engineering & Construction PCL	32
812,800		United Integrated Services Co Ltd	5,315
293,221	*	United Rentals, Inc	48,900
1,740,878		United Technologies Corp	260,714
53,669	*	Univar Solutions Inc	1,301
291,726		Universal Forest Products, Inc	13,915
30,161		Uponor Oyj	394
54,500		Ushio, Inc	808
423,635		Valmet Corp	10,159
33,028		Valmont Industries, Inc	4,947
55,555	*	Varta AG.	7,531
20,381	g	VAT Group AG.	3,438
156,520	*	Vectrus, Inc	8,023
57,776		Veidekke ASA	787
36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
21,765	*	Veritiv Corp	$428
40,745		Vestas Wind Systems AS	4,116
118,743		Vesuvius plc	786
24,582		V-Guard Industries Ltd	73
29,428	*	Vicor Corp	1,375
973,261		Vinci S.A.	108,396
44,603	*,e	Vivint Solar, Inc	324
23,509	*	Voltas Ltd	217
15,544		Voltronic Power Technology Corp	371
1,257,543		Volvo AB (B Shares)	21,053
5,236		Vossloh AG.	217
315,000	g	VPower Group International Holdings Ltd	102
517,523		W.W. Grainger, Inc	175,192
50,358		Wabash National Corp	740
68,976	*	WABCO Holdings, Inc	9,346
28,886		Wabtec Corp	2,247
72,667	e	Wacker Construction Equipment AG.	1,387
22,798		Wajax Income Fund	260
19,400		Wakita & Co Ltd	198
10,939,000		Walsin Lihwa Corp	5,621
5,706		Wartsila Oyj (B Shares)	63
6,146		Washtec AG.	370
53,825		Watsco, Inc	9,697
130,798		Watts Water Technologies, Inc (Class A)	13,048
171,116	*	WCT Berhad	36
960,033		Weg S.A.	8,304
6,453,284		Weichai Power Co Ltd	13,621
321,600		Weichai Power Co Ltd (Class A)	735
1,118,705		Weir Group plc	22,374
6,503,740	*	Welbilt, Inc	101,523
72,886	*	Wesco Aircraft Holdings, Inc	803
780,790	*	WESCO International, Inc	46,371
2,876	*	Willis Lease Finance Corp	169
69,024	*	Willscot Corp	1,276
76,550		Wilson Bayly Holmes-Ovcon Ltd	755
202,108		Woodward Inc	23,938
114,665	e	WSP Global, Inc	7,830
282,600		XCMG Construction Machinery Co Ltd	222
72,700		Xiamen C & D, Inc	94
185,500		Xinjiang Goldwind Science & Technology Co Ltd	319
720,800		Xinjiang Goldwind Science & Technology Co Ltd (Hong Kong)	838
28,112		Xxentria Technology Materials Corp	62
31,395		Xylem, Inc	2,474
4,781		Y G-1 Co Ltd	31
12,200		Yahagi Construction Co Ltd	92
16,680		YAMABIKO Corp	182
19,200	e	Yamashin-Filter Corp	151
30,570		Yamazen Corp	304
5,309,200		Yangzijiang Shipbuilding	4,426
87,017	e	YIT Oyj	582
15,931		Yokogawa Bridge Holdings Corp	291
8,652		Yuasa Trading Co Ltd	291
37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
42,000		Yungtay Engineering Co Ltd	$90
18,800		Yurtec Corp	119
8,160		Yushin Precision Equipment Co Ltd	76
12,644	*	Yuyang DNU Co Ltd	53
103,969		Zardoya Otis S.A.	819
17,994		Zehnder Group AG.	848
118,300		Zhejiang Chint Electrics Co Ltd	456
10,400		Zhejiang Dingli Machinery Co Ltd	107
152,300		Zhejiang Sanhua Intelligent Controls Co Ltd	379
68,000		Zhejiang Weixing New Building Materials Co Ltd	129
47,000		Zhengzhou Coal Mining Machinery Group Co Ltd	25
115,300		Zhengzhou Yutong Bus Co Ltd	236
25,400		Zhongji Innolight Co Ltd	190
451,741		Zhuzhou CSR Times Electric Co Ltd	1,634
284,800		Zoomlion Heavy Industry Science and Technology Co Ltd	274
64,626	*	Zumtobel AG.	663
		TOTAL CAPITAL GOODS	8,886,365

COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
21,200	*	51job, Inc (ADR)	1,800
62,467		ABM Industries, Inc	2,356
45,039	*	Acacia Research (Acacia Technologies)	120
92,670		ACCO Brands Corp	867
127,425		Adecco S.A.	8,056
207,352	e	ADT, Inc	1,644
69,249	*	Advanced Disposal Services, Inc	2,276
11,700		Aeon Delight Co Ltd	420
120,266		AF AB	2,809
138,881		Aggreko plc	1,534
6,030	e	Akka Technologies S.A.	445
338,500	g	A-Living Services Co Ltd	1,168
501,849		ALS Ltd	3,231
8,830		Altech Corp	159
784,791		AMA Group Ltd	493
16,050		Amadeus Fire AG	2,667
73,601		Applus Services S.A.	943
97,827	*	ASGN Inc	6,943
137,122	e	Babcock International Group	1,143
6,601		Barrett Business Services, Inc	597
53,600		BayCurrent Consulting, Inc	2,736
12,132	g	Befesa S.A.	516
170,200		Beijing Originwater Technology Co Ltd	186
18,000		Bell System24 Holdings, Inc	282
38,982		Benefit One, Inc	805
2,980		Bertrandt AG.	188
8,123		BG Staffing, Inc	178
134,983	g	Biffa plc	490
15,633		Bilfinger Berger AG.	604
265,995	e	Bingo Industries Ltd	531
74,000	*	Boyd Group Income Fund	11,511
76,521		Brady Corp (Class A)	4,382
1,705,833		Brambles Ltd	14,040
518,211	g	Bravida Holding AB	5,036
38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
28,349	*	BrightView Holdings, Inc	$478
47,264		Brink’s Co	4,286
12,050	e	Brunel International NV	122
416,903		Bureau Veritas S.A.	10,899
1,415,035	*	Capita Group plc	3,082
43,010	*	Casella Waste Systems, Inc (Class A)	1,980
168,205	e	Caverion Corp	1,357
301,292	*	CBIZ, Inc	8,123
26,531	*	Ceco Environmental Corp	203
4,341		Central Security Patrols Co Ltd	249
64,500		Centre Testing International Group Co Ltd	138
16,343		Cewe Color Holding AG.	1,939
2,531,451		China Everbright International Ltd	2,030
9,200	*	China Index Holdings Ltd (ADR)	33
218,734	*,e	Cimpress plc	27,510
182,866		Cintas Corp	49,206
95,987	*	Clean Harbors, Inc	8,231
20,000		Cleanaway Co Ltd	104
3,390,440		Cleanaway Waste Management Ltd	4,785
2,132		Compx International, Inc	31
452,403	*	Copart, Inc	41,142
57,037	*	CoStar Group, Inc	34,125
2,957,000		Country Garden Services Holdings Co Ltd	9,956
112,642		Covanta Holding Corp	1,672
76,973		CRA International, Inc	4,193
1,320,000	*,†	CT Environmental Group Ltd	2
172,695		Dai Nippon Printing Co Ltd	4,671
20,000		Daiseki Co Ltd	575
59,464		De La Rue plc	112
40,910		Deluxe Corp	2,042
51,881		Derichebourg	213
19,361		DKSH Holding AG.	1,053
2,270,164		Downer EDI Ltd	13,000
21,698		Duskin Co Ltd	600
75,000	e	Dynagreen Environmental Protection Group Co Ltd	32
315,719		Edenred	16,362
136,775		Elis S.A.	2,845
17,420		en-japan, Inc	757
31,644		Ennis, Inc	685
190,302		Equifax, Inc	26,665
98,000		Ever Sunshine Lifestyle Services Group Ltd	66
1,762,198		Experian Group Ltd	59,738
62,980		Exponent, Inc	4,346
11,628	e	Fila S.p.A	187
66,943	*	Forrester Research, Inc	2,792
39,273	*	Franklin Covey Co	1,266
133,500		Frontken Corp BHD	75
44,265	*	FTI Consulting, Inc	4,898
123,000		Fullcast Co Ltd	2,792
20,150		Funai Soken Holdings, Inc	456
24,251		GL Events	654
24,590	*	GP Strategies Corp	325
1,058,000		Greentown Service Group Co Ltd	1,155
39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,562,821		Group 4 Securicor plc	$7,411
2,845		Groupe CRIT	235
1,516,948		Hays plc	3,649
100,028	e	Healthcare Services Group	2,433
176,940		Heidrick & Struggles International, Inc	5,751
14,895	*	Heritage-Crystal Clean, Inc	467
207,519		Herman Miller, Inc	8,643
40,556		HNI Corp	1,519
514,136		HomeServe plc	8,608
37,591	*	Huron Consulting Group, Inc	2,583
476,483	*	IAA, Inc	22,423
38,874		ICF International, Inc	3,562
895,358	*	IHS Markit Ltd	67,465
45,729	*	Innerworkings, Inc	252
5,703		Insource Co Ltd	184
129,570		Insperity, Inc	11,148
269,455		Interface, Inc	4,470
169,387		Intertek Group plc	13,125
43,934	g	Intertrust NV	853
857,078	e	Intrum Justitia AB	25,567
589,754		IPH Ltd	3,391
91,070	e	IR Japan Holdings Ltd	4,050
132,979		ISS AS	3,191
7,800		JAC Recruitment Co Ltd	139
382,700		Japan Elevator Service Holdings Co Ltd	9,608
66,600		JMT Network Services PCL	44
47,300	*	JOYY, Inc (ADR)	2,497
13,121		KAR Auction Services, Inc	286
8,000		KD Holding Corp	56
32,088		Kelly Services, Inc (Class A)	725
7,468		KEPCO Plant Service & Engineering Co Ltd	253
148,327		Kforce, Inc	5,889
202,063		Kimball International, Inc (Class B)	4,177
441,817		Knoll, Inc	11,160
4,247		Koentec Co Ltd	36
45,500	e	Kokuyo Co Ltd	679
187,983		Korn/Ferry International	7,970
4,946	g	L&T Technology Services Ltd	102
18,389	e	Link And Motivation, Inc	107
179,476		Loomis AB	7,439
3,104		Maharah Human Resources Co	71
97,592		Manpower, Inc	9,476
6,962		Matsuda Sangyo Co Ltd	103
29,516		Matthews International Corp (Class A)	1,127
102,470		McGrath RentCorp	7,843
133,053		McMillan Shakespeare Ltd	1,220
13,428		Meitec Corp	754
593,058		Michael Page International plc	4,108
19,450	*	Mistras Group, Inc	278
198,581		Mitie Group	381
18,844		Mitsubishi Pencil Co Ltd	282
335,454		Mobile Mini, Inc	12,717
73,537	e	Morneau Sobeco Income Fund	1,914
20,500		Moshi Moshi Hotline, Inc	260
40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
33,429		MSA Safety, Inc	$4,224
7,761		NICE Information Service Co Ltd	94
4,604		Nichiban Co Ltd	78
171,992		Nielsen NV	3,491
252,023		Nihon M&A Center, Inc	8,673
8,800		Nippon Kanzai Co Ltd	159
104,211		Nippon Parking Development Co Ltd	148
6,419	*	NL Industries, Inc	25
217,300		Nomura Co Ltd	2,879
30,311		Okamura Corp	308
102,969		Outsourcing, Inc	1,083
10,368		Oyo Corp	145
275,270		Park24 Co Ltd	6,740
11,400		Pasona Group, Inc	166
15,172		Pilot Corp	610
166,845		Pitney Bowes, Inc	672
51,727		Prestige International, Inc	467
243,332	e,g	Prosegur Cash S.A.	372
147,362		Prosegur Cia de Seguridad S.A.	608
21,743		Quad Graphics, Inc	102
38,910	*,g	Quess Corp Ltd	264
295,504	*,e	Raksul, Inc	10,167
119,121		Randstad Holdings NV	7,299
3,340,328		Recruit Holdings Co Ltd	125,113
3,154,385		RELX plc	79,627
1,833,609		Rentokil Initial plc	10,990
457,883		Republic Services, Inc	41,040
27,406		Resources Connection, Inc	448
162,599		Restore plc	1,185
122,808		Ritchie Bros Auctioneers, Inc	5,270
365,181		Robert Half International, Inc	23,061
253,580		Rollins, Inc	8,409
121,702		RPS Group plc	275
70,928		RR Donnelley & Sons Co	280
212,731	e	RWS Holdings plc	1,716
16,867		S1 Corp (Korea)	1,367
14,252		Sato Corp	446
273,639		Secom Co Ltd	24,420
266,517		Securitas AB (B Shares)	4,592
316,251		Seek Ltd	5,005
1,353,707	*	Serco Group plc	2,903
55,663		SG Fleet Group Ltd	101
3,998	e	SGS S.A.	10,949
38,400		Shanghai M&G Stationery, Inc	269
100,500	*,†	Shanghai Youngsun Investment Co Ltd	83
438,009		Shanks Group plc	210
160,503		SmartGroup Corp Ltd	782
37,587		SMS Co Ltd	1,038
13,698	e	Societe BIC S.A.	953
60,290		Sohgo Security Services Co Ltd	3,263
152,593	*	SP Plus Corp	6,474
305,103		SPIE S.A.	6,236
29,832		S-Pool, Inc	230
41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
14,743		Sporton International, Inc	$105
127,188		Stantec, Inc	3,595
153,043		Steelcase, Inc (Class A)	3,131
143,230	*,e	Stericycle, Inc	9,139
24,000		Sunny Friend Environmental Technology Co Ltd	187
4,017		Synergie S.A	132
54,207		Systemax, Inc	1,364
78,660		Taiwan Secom Co Ltd	233
175,020		Taiwan-Sogo Shinkong Security Corp	218
18,300		Tanseisha Co Ltd	221
28,997	*,e	Team, Inc	463
8,135	*	TeamLease Services Ltd	283
57,580		TechnoPro Holdings, Inc	4,019
130,353		Teleperformance	31,848
241,824		Temp Holdings Co Ltd	4,532
79,856		Tetra Tech, Inc	6,880
270,682	e	Thomson Reuters Corp	19,363
75,005		Tinexta S.p.A	975
91,636		Tomra Systems ASA	2,913
148,706		Toppan Forms Co Ltd	1,665
742,250		Toppan Printing Co Ltd	15,334
83,685		Transcontinental, Inc	1,023
477,953		TransUnion	40,918
88,790	*	TriNet Group, Inc	5,026
36,190	*	TrueBlue, Inc	871
11,262		Trust Tech, Inc	131
210,200		Tus-Sound Environmental Resources Co Ltd	278
25,511		Unifirst Corp	5,153
14,099	e	United Technology Holdings Co Ltd	420
23,258	e	US Ecology, Inc	1,347
332,328		Verisk Analytics, Inc	49,630
18,999		Viad Corp	1,282
8,368		VSE Corp	318
491,000		Waste Connections, Inc	44,578
1,281,816		Waste Management, Inc	146,076
4,900	e	WDB Holdings Co Ltd	121
10,191	*	Willdan Group, Inc	324
173,428		Wolters Kluwer NV	12,663
46,200	e	World Holdings Co Ltd	817
5,300		YAMADA Consulting Group Co Ltd	79
23,400	e	Yumeshin Holdings Co Ltd	190
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,571,429

CONSUMER DURABLES & APPAREL - 2.0%
169,000		361 Degrees International Ltd	31
10,890		Accell Group	315
49,307		Acushnet Holdings Corp	1,602
231,578		Adidas-Salomon AG.	75,279
418,058		Aksa Akrilik Kimya Sanayii	963
60,600	*	Alpargatas S.A.	502
50,098	*	American Outdoor Brands Corp	465
171,157	*	AmTRAN Technology Co Ltd	61
1,833,235		Anta Sports Products Ltd	16,413
7,976	e	Aquafil S.p.A	56
42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
154,703	*	Arcelik AS	$542
13,800		Arezzo Industria e Comercio S.A.	220
94,926	*	Aritzia, Inc	1,393
87,573		Asics Corp	1,453
60,647	*	Bajaj Electricals Ltd	304
926,714		Barratt Developments plc	9,176
9,860		Bassett Furniture Industries, Inc	164
9,681		Bata India Ltd	238
29,368	*	Beazer Homes USA, Inc	415
134,488		Bellway plc	6,788
57,128	e	Beneteau S.A.	694
104,867		Berkeley Group Holdings plc	6,749
69,500	g	Bestway Global Holding, Inc	29
46,849		Bonava AB	497
2,662,000	e	Bosideng International Holdings Ltd	960
399,777	*	Bovis Homes Group plc	7,191
139,432		Breville Group Ltd	1,710
319,607		BRP, Inc (Toronto)	14,561
18,355		Brunello Cucinelli S.p.A	650
127,168		Brunswick Corp	7,628
142,061		Burberry Group plc	4,148
3,167,266		Cairn Homes plc	4,491
5,552,409		Cairn Homes plc (London)	7,872
155,838		Callaway Golf Co	3,304
66,632	*,e	Canada Goose Holdings, Inc	2,412
737,866	*	Capri Holdings Ltd	28,150
41,871		Carter’s, Inc	4,578
162,816		Casio Computer Co Ltd	3,254
22,350	*	Cavco Industries, Inc	4,367
27,839		CCC S.A.	807
26,071	*	Century Communities, Inc	713
9,709	e	Chargeurs S.A.	188
738,400		China Dongxiang Group Co	81
726,000		China Lilang Ltd	593
10,000		Chofu Seisakusho Co Ltd	224
141,357		Chow Sang Sang Holding	176
167		Christian Dior S.A.	86
378,200		Cia Hering	3,209
593,623	e	Cie Financiere Richemont S.A.	46,392
708,000	*	Citychamp Watch & Jewellery Group Ltd	152
23,414		Clarus Corp	317
783,922		Coats Group plc	775
13,655		Columbia Sportswear Co	1,368
1,099,200	e	Consorcio ARA, S.A. de C.V.	243
16,700		Construtora Tenda S.A.	126
6,736		Corona Corp	64
170,000	e,g	Cosmo Lady China Holdings Co Ltd	24
1,009,256	g	Countryside Properties plc	6,085
7,160		COWELL FASHION Co Ltd	35
138,599		Crest Nicholson Holdings plc	796
809,309	*	CROCS, Inc	33,902
86,214		Crompton Greaves Consumer Electricals Ltd	290
311,795	g	Crystal International Group Ltd	129
43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
333		Cuckoo Electronics Co Ltd	$30
52,056		Culp, Inc	709
837,791		Cyrela Brazil Realty S.A.	6,230
105,911	*	Deckers Outdoor Corp	17,884
36,409		De’Longhi S.p.A.	770
15,813	*	Delta Apparel, Inc	492
4,939		Delta-Galil Industries Ltd	135
48,302		Descente Ltd	910
546,305		DR Horton, Inc	28,818
162,413		Eclat Textile Co Ltd	2,186
2,077,166		Electrolux AB (Series B)	51,064
11,325		Escalade, Inc	111
17,300	e	ES-Con Japan Ltd	148
716,089		Essilor International S.A.	109,477
24,639		Ethan Allen Interiors, Inc	470
27,800	*	Even Construtora e Incorporadora S.A.	108
30,166		Ez Tec Empreendimentos e Participacoes S.A.	392
20,423		F&F Co Ltd	1,972
1,303,439		Feng TAY Enterprise Co Ltd	8,483
73,718	e	Fila Korea Ltd	3,368
7,392		Flexsteel Industries, Inc	147
534		Forbo Holding AG.	909
800,852		Formosa Taffeta Co Ltd	914
22,039		Forus S.A.	32
47,414	*,e	Fossil Group, Inc	374
10,791		Foster Electric Co Ltd	190
12,208		France Bed Holdings Co Ltd	108
339,999	*,†,e	Fuguiniao Co Ltd	0	^
5,000		Fujibo Holdings Inc	162
32,521		Fujitsu General Ltd	730
24,000		Fulgent Sun International Holding Co Ltd	107
418,000		Fusheng Precision Co Ltd	2,507
66,088		Games Workshop Group plc	5,344
370,224		Garmin Ltd	36,119
40,040	e	Geox S.p.A.	53
277,439		Giant Manufacturing Co Ltd	1,975
115,045	*	G-III Apparel Group Ltd	3,854
209,699		Gildan Activewear, Inc	6,199
2,424,548	*,g	Glenveagh Properties plc	2,374
2,700,000	*,e,g	Glenveagh Properties plc (London)	2,642
10,293	e	Goldwin, Inc	754
175,000	*	Goodbaby International Holding	39
539,018	*,e	GoPro, Inc	2,339
164,200		Gree Electric Appliances, Inc of Zhuhai	1,549
58,327	*	Green Brick Partners, Inc	670
62,600		Grendene S.A.	192
23,200		Guararapes Confeccoes S.A.	140
8,300		Gunze Ltd	371
1,172,944		Haier Electronics Group Co Ltd	3,665
12,873		Hamilton Beach Brands Holding Co	246
10,087		Handsome Co Ltd	275
501,822		Hanesbrands, Inc	7,452
916,474		Hangzhou Robam Appliances Co Ltd	4,456
4,183		Hansae Co Ltd	62
44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
20,152		Hanssem Co Ltd	$1,082
209,665		Hasbro, Inc	22,143
1,114,972		Haseko Corp	14,967
29,689		Heiwa Corp	622
29,955	*	Helen of Troy Ltd	5,386
24,654	*,†	Hellenic Duty Free Shops S.A.	0	^
31,898		Hermes International	23,895
2,977		Hinokiya Group Co Ltd	59
1,309		Hitachi Home & Life Solutions India Ltd	35
29,799	*,e	HLB, Inc	2,963
9,254		Hooker Furniture Corp	238
466,000	*,†	Hosa International Ltd	1
8,954		HS Industries Co Ltd	92
34,371		Hugo Boss AG.	1,664
364,776		Husqvarna AB (B Shares)	2,923
4,309		Hwaseung Enterprise Co Ltd	63
7,606		Hyosung TNC Co Ltd	1,012
3,198		Hyundai Livart Furniture Co Ltd	37
2,040	*	IFB Industries Ltd	19
25,034	e	IG Design Group plc	236
120,021		Iida Group Holdings Co Ltd	2,103
132,682	*	Installed Building Products, Inc	9,138
26,144	*,e	iRobot Corp	1,324
221,100		Japan Wool Textile Co Ltd	2,284
61,949	e	JM AB	1,833
489,500		JNBY Design Ltd	658
21,000		Johnson Health Tech Co Ltd	60
14,248		Johnson Outdoors, Inc	1,093
999,800		JVC KENWOOD Holdings, Inc	2,503
124,000	*,e	Kasen International Holdings Ltd	58
40,143		Kaufman & Broad S.A.	1,666
588,923		KB Home	20,182
3,254,000		Kinpo Electronics	1,397
14,956		KMC Kuei Meng International In	53
138,200		Konka Group Co Ltd	43
135,579		Kontoor Brands, Inc	5,693
3,826	*	KPR Mill Ltd	35
15,800		Kurabo Industries Ltd	366
8,562	*	LA Opala RG Ltd	18
42,072		La-Z-Boy, Inc	1,324
3,550,776		Lealea Enterprise Co Ltd	1,133
11,900		LEC, Inc	144
4,948	*	Legacy Housing Corp	82
240,368		Leggett & Platt, Inc	12,218
30,311		Lennar Corp (B Shares)	1,355
466,364		Lennar Corp (Class A)	26,018
198,211	e	Levi Strauss & Co	3,823
78,320		LG Electronics, Inc	4,865
45,355		LG Fashion Corp	724
18,863	*,e	LGI Homes, Inc	1,333
3,971,500		Li Ning Co Ltd	11,912
11,828		Lifetime Brands, Inc	82
9,108	*,e	Lovesac Co	146
45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,168		LPP S.A.	$2,715
341,063	*	Lululemon Athletica, Inc	79,014
795,224		Luthai Textile Co Ltd	727
317,520		LVMH Moet Hennessy Louis Vuitton S.A.	147,950
124,021	*	M/I Homes, Inc	4,880
46,271		Makalot Industrial Co Ltd	243
159,135	*	Malibu Boats, Inc	6,517
1,322,903		Man Wah Holdings Ltd	942
6,442	*,†	Mariella Burani S.p.A.	0
8,378		Marine Products Corp	121
5,800		Mars Engineering Corp	109
16,060	*	MasterCraft Boat Holdings, Inc	253
1,834,999	*,e	Mattel, Inc	24,864
8,673	*,g	Mavi Giyim Sanayi Ve Ticaret AS.	84
49,800		Maytronics Ltd	417
205,170	g	McCarthy & Stone plc	405
47,635		MDC Holdings, Inc	1,818
48,000		Merida Industry Co Ltd	282
46,821	*	Meritage Homes Corp	2,861
207,900		Midea Group Co Ltd	1,743
123,100		MIPS AB	2,608
47,700		Mizuno Corp	1,205
194,947	*	Mohawk Industries, Inc	26,587
858,072		Moncler S.p.A	38,620
26,639		Movado Group, Inc	579
1,071,065		MRV Engenharia e Participacoes S.A.	5,760
3,231		Nacco Industries, Inc (Class A)	151
243,230		Namco Bandai Holdings, Inc	14,796
12,000		Nan Liu Enterprise Co Ltd	55
104,400		NavInfo Co Ltd	242
43,358	*,g	Neinor Homes S.A.	536
96,375		New Wave Group AB (B Shares)	616
1,002,422		Newell Brands Inc	19,267
640,000		Nien Made Enterprise Co Ltd	5,920
3,271,699		Nike, Inc (Class B)	331,456
264,765		Nikon Corp	3,238
535,600		Nishat Mills Ltd	367
59,927		Nobia AB	446
16,771	*	NVR, Inc	63,871
52,131		Onward Kashiyama Co Ltd	311
14,100		Oppein Home Group, Inc	237
8,825		Orient Electric Ltd	23
746,694		Oriental Weavers	491
105,482	*,e,g	OVS S.p.A	238
16,056		Oxford Industries, Inc	1,211
126,000	*,e,g	Ozner Water International Holding Ltd	14
508,778		Pacific Textile Holdings Ltd	349
4,857		Page Industries Ltd	1,592
28,456		Paiho Shih Holdings Corp	42
1,458,613		Panasonic Corp	13,681
1,643		Pandora AS	71
402,000	*,†	Peace Mark Holdings Ltd	0
230,337	*,e	Peloton Interactive, Inc	6,542
78,900		Persimmon plc	2,818
46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
254,357	*	Peter England Fashions and Retail Ltd	$826
164,620		Photo-Me International plc	212
20,656		PIK Group (GDR)	134
283,647		Polaris Inc	28,847
2,123,341		Pou Chen Corp	2,778
13,613,033		Prada S.p.A	56,273
49,440		Pressance Corp	605
42,493,400		PT Sri Rejeki Isman Tbk	796
475,274		Pulte Homes, Inc	18,441
127,271		Puma AG. Rudolf Dassler Sport	9,759
6,897	*	Purple Innovation, Inc	60
62,846		PVH Corp	6,608
91,000	*	Q Technology Group Co Ltd	151
347,300		Qingdao Haier Co Ltd	974
251,000		Quang Viet Enterprise Co Ltd	1,273
182,900		Rajesh Exports Ltd	1,715
7,057		Ralph Lauren Corp	827
56,233		Raymond Ltd	527
1,240,526		Redrow plc	12,244
185,000	e,g	Regina Miracle International Holdings Ltd	118
22,770		Rinnai Corp	1,779
6,689		Rocky Brands, Inc	197
99,000	*	Roo Hsing Co Ltd	40
1,241,173		Ruentex Industries Ltd	3,047
36,523	e	Salvatore Ferragamo Italia S.p.A	769
5,281,386	g	Samsonite International	12,703
25,224		Sangetsu Co Ltd	476
102,690		Sankyo Co Ltd	3,411
19,512		SEB S.A.	2,902
416,882	h	Sega Sammy Holdings, Inc	6,036
38,000		Seiko Holdings Corp	1,013
24,458		Seiren Co Ltd	352
406,058		Sekisui Chemical Co Ltd	7,045
276,025		Sekisui House Ltd	5,894
77,894		Sharp Corp	1,190
682,024		Shenzhou International Group Holdings Ltd	9,968
16,354		Shimano, Inc	2,653
3,648		Sioen Industries NV	93
321,773	*	Skechers U.S.A., Inc (Class A)	13,897
320,017	*	Skyline Champion Corp	10,145
412,000		Skyworth Digital Holdings Ltd	119
351,395	*,e	Sonos, Inc	5,489
3,599,811		Sony Corp	244,419
1,007,161	*,g	Spin Master Corp	30,667
41,300		Starts Corp, Inc	1,051
912,445	*,e	Steinhoff International Holdings NV	55
148,167		Steven Madden Ltd	6,373
16,350		Sturm Ruger & Co, Inc	769
587,639		Sumitomo Forestry Co Ltd	8,654
63,000		Suofeiya Home Collection Co Ltd	190
9,144		Superior Uniform Group, Inc	124
13,665	e	Swatch Group AG.	3,815
811	e	Swatch Group AG. (Registered)	43
47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,468		Symphony Ltd	$56
244,602		Tainan Spinning Co Ltd	86
500,600		Taiwan Paiho Ltd	1,408
7,300	e	Tama Home Co Ltd	110
81,600		Tamron Co Ltd	1,876
365,948		Tapestry, Inc	9,870
1,411,000	*	Tatung Co Ltd	991
383,876	*	Taylor Morrison Home Corp	8,392
5,675,371		Taylor Wimpey plc	14,552
699,900		TCL Corp	450
3,385,000		TCL Multimedia Technology Holdings Ltd	1,590
3,766	*,g	TCNS Clothing Co Ltd	33
138,050	g	Technogym S.p.A	1,797
16,524	e	Ted Baker plc	89
80,294	*	Tempur Sealy International, Inc	6,990
1,423,000		Texhong Textile Group Ltd	1,603
458,000		Texwinca Holdings Ltd	113
55,698	g	Thule Group AB	1,286
271,313		Titan Industries Ltd	4,518
6,367	e	Tod’s S.p.A.	294
19,490		Token Corp	1,314
200,682		Toll Brothers, Inc	7,929
116,537		TomTom NV	1,234
184,801		Tomy Co Ltd	2,394
43,721	*	TopBuild Corp	4,507
131,753	*	TRI Pointe Homes, Inc	2,053
19,200		Trisul S.A.	73
31,418		TSI Holdings Co Ltd	159
3,086	*	TTK Prestige Ltd	247
48,014		Tupperware Brands Corp	412
1,675,806	*,e	Under Armour, Inc (Class A)	36,197
864,771	*	Under Armour, Inc (Class C)	16,586
13,460	*	Unifi, Inc	340
91,662	*	Universal Electronics, Inc	4,790
12,943		Universal Entertainment Corp	440
3,292		VAN DE Velde	110
21,926	*	Vardhman Textiles Ltd	305
21,065	*	Vera Bradley, Inc	249
17,250	*	Vestel Elektronik Sanayi	37
837,894		VF Corp	83,505
80,535	*,e	Victoria plc	459
4,019	*,e	Vince Holding Corp	70
8,218		VIP Industries Ltd	50
94,697	*	Vista Outdoor, Inc	708
24,100	*	Vulcabras Azaleia S.A.	55
22,613		Wacoal Holdings Corp	606
84,000		Weiqiao Textile Co	24
431,763	*	Welspun India Ltd	290
110,471		Whirlpool Corp	16,298
53,625	*	William Lyon Homes, Inc	1,071
1,895		Winix, Inc	43
75,756		Wolverine World Wide, Inc	2,556
38,635		Woongjin Coway Co Ltd	3,110
259,883		XTEP International Holdings	138
48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
11,296		Yamaha Corp	$626
38,825	*,e	YETI Holdings, Inc	1,350
8,900		Yondoshi Holdings, Inc	207
28,300	e	Yonex Co Ltd	179
6,391		Youngone Corp	189
7,309		Youngone Holdings Co Ltd	305
978,500		Yue Yuen Industrial Holdings	2,888
26,843	*,e	ZAGG, Inc	218
62,100		Zhejiang Semir Garment Co Ltd	88
20,600		Zhejiang Supor Co Ltd	227
19,900	e	Zojirushi Corp	373
		TOTAL CONSUMER DURABLES & APPAREL	2,429,754

CONSUMER SERVICES - 2.1%
5,000	*,e	500.com Ltd (ADR)	43
202,597		888 Holdings plc	443
333,745		AA plc	257
106,131	g	AcadeMedia AB	627
1,185,860		Accor S.A.	55,663
1,169,577		Accordia Golf Trust	582
157,814	*	Adtalem Global Education, Inc	5,519
754,079		Advtech Ltd	581
3,572		Aeon Fantasy Co Ltd	96
47,273	*,e	Afya Ltd	1,282
104,000		Ajisen China Holdings Ltd	37
587,100	*	Alsea SAB de C.V.	1,547
43,460	*,†	Altus San Nicolas Corp	4
65,109	*	American Public Education, Inc	1,783
50,619	*	AmRest Holdings SE	578
468,550		ARAMARK Holdings Corp	20,335
8,160	e	ARCLAND SERVICE Co Ltd	141
110,745	*	Arco Platform Ltd	4,895
8,728,129	a	Arcos Dorados Holdings, Inc	70,698
760,116	*,e	Ardent Leisure Group Ltd	692
621,180		Aristocrat Leisure Ltd	14,678
50,300	e	Atom Corp	469
144,751		Autogrill S.p.A.	1,515
19,199	*,g	Basic-Fit NV	732
391,042		BBX Capital Corp	1,865
103,758		Benesse Holdings, Inc	2,727
1,667,900		Berjaya Sports Toto BHD	1,052
16,478		bet-at-home.com AG.	978
322,195		Betsson AB	1,501
2,433	*	Biglari Holdings, Inc (B Shares)	278
44,954		BJ’s Restaurants, Inc	1,706
39,500		BK Brasil Operacao e Assessoria a Restaurantes S.A.	175
900,000		Bloomberry Resorts Corp	201
82,508		Bloomin’ Brands, Inc	1,821
6,969	e	Bluegreen Vacations Corp	72
75,398		Boyd Gaming Corp	2,257
119,531	*	Bright Horizons Family Solutions	17,964
5,300	e	Bright Scholar Education Holdings Ltd (ADR)	47
35,779		Brinker International, Inc	1,503
49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,000	e	BRONCO BILLY Co Ltd	$128
61,300		BTG Hotels Group Co Ltd	182
865,581	*	Caesars Entertainment Corp	11,772
1,192,000		Cafe de Coral Holdings Ltd	2,824
770,700		Carnival Corp	39,175
88,607		Carnival plc	4,247
119,581		Carriage Services, Inc	3,061
83,706	*	Carrols Restaurant Group, Inc	590
90,000		Central Plaza Hotel PCL	75
84,065	*	Century Casinos, Inc	666
13,798	*	Chalet Hotels Ltd	67
40,025	e	Cheesecake Factory	1,555
111,458	*	Chegg, Inc	4,225
366,500	*,e,g	China East Education Holdings Ltd	767
559,000		China Education Group Holdings Ltd	732
106,100		China International Travel Service Corp Ltd	1,357
342,000	e	China Maple Leaf Educational Systems Ltd	140
112,000	e,g	China New Higher Education Group Ltd	44
448,000		China Travel International Inv HK	79
75,000	g	China Xinhua Education Group Ltd	26
264,640	g	China Yuhua Education Corp Ltd	179
113,933	*	Chipotle Mexican Grill, Inc (Class A)	95,374
50,506	e	Choice Hotels International, Inc	5,224
33,184		Churchill Downs, Inc	4,553
17,259	*	Chuy’s Holdings, Inc	447
10,644		Cie des Alpes	356
39,989		City Lodge Hotels Ltd	206
1,192,645		Cogna Educacao	3,406
8,203		Collectors Universe	189
94,101		Collins Foods Ltd	588
33,000		Colowide Co Ltd	682
2,120,389		Compass Group plc	53,141
44,144	e	Corporate Travel Management Ltd	636
22,796	e	Cracker Barrel Old Country Store, Inc	3,505
23,400		Create Restaurants Holdings, Inc	401
574,384		Crown Resorts Ltd	4,843
36,154	e	Curro Holdings Ltd	46
35,100		CVC Brasil Operadora e Agencia de Viagens S.A.	384
195,429		Dadi Early-Childhood Education Group Ltd	1,568
5,697		Daekyo Co Ltd	30
42,000		Dahan Development Corp	89
4,200		Daisyo Corp	65
99,453		Dalata Hotel Group plc	574
72,643		Darden Restaurants, Inc	7,919
29,345		Dave & Buster’s Entertainment, Inc	1,179
28,346	*	Del Taco Restaurants, Inc	224
110,729	*	Denny’s Corp	2,201
25,707		Dignity plc	199
15,434		Dine Brands Global Inc.	1,289
3,749		DO & CO AG.	361
68,638	e	Domino’s Pizza Enterprises Ltd	2,523
249,563		Domino’s Pizza Group plc	1,058
109,341		Domino’s Pizza, Inc	32,122
1,945		DoubleUGames Co Ltd	84
50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
16,300		Doutor Nichires Holdings Co Ltd	$323
64,130	*,e	Drive Shack, Inc	235
796,230	*	Dubai Parks & Resorts PJSC	39
253,055		Dunkin Brands Group, Inc	19,116
8,841	*	Dur Hospitality Co	55
62,546	*	EIH Ltd	125
19,494	*	El Pollo Loco Holdings, Inc	295
62,213	*,e	Eldorado Resorts, Inc	3,710
53,325	g	Elior Participations S.C.A	785
9,801	*	Emerson Pacific, Inc	88
1,112,299	*	Enterprise Inns plc	4,181
284,900		Erawan Group PCL	56
308,056	g	Evolution Gaming Group AB	9,297
720,083		Extended Stay America, Inc	10,700
37,500		Fairwood Holdings Ltd	96
17,841		Famous Brands Ltd	99
2,337		Fattal Holdings 1998 Ltd	381
19,874	*	Fiesta Restaurant Group, Inc	197
89,089		Flight Centre Travel Group Ltd	2,755
12,990		Formosa International Hotels Corp	73
365,591	*	frontdoor, Inc	17,336
315,000		Fu Shou Yuan International Group Ltd	267
12,099		Fuji Kyuko Co Ltd	468
7,200	e	Fujio Food System Co Ltd	119
3,962		Fujita Kanko, Inc	103
232,002	e	G8 Education Ltd	309
8,700		GAEC Educacao S.A.	65
3,379,543		Galaxy Entertainment Group Ltd	24,879
8,869	g	Gamenet Group S.p.A	129
2,465		Genki Sushi Co Ltd	68
5,931,692		Genting BHD	8,777
3,714,378		Genting Singapore Ltd	2,544
38,260	*	Golden Entertainment, Inc	735
20,739		Gourmet Master Co Ltd	86
6,423		Graham Holdings Co	4,104
92,234	*	Grand Canyon Education, Inc	8,835
7,179		Grand Korea Leisure Co Ltd	121
97,852	*,e	Great Canadian Gaming Corp	3,243
124,927		Greggs plc	3,811
500,559		GVC Holdings plc	5,863
387,031		H&R Block, Inc	9,087
46,115	*	Habit Restaurants, Inc	481
256,000	*,g	Haichang Holdings Ltd	32
326,000	e,g	Haidilao International Holding Ltd	1,309
2,200		Hana Tour Service, Inc	97
5,777		Herfy Food Services Co	83
12,437		Hiday Hidaka Corp	230
641,744	*	Hilton Grand Vacations, Inc	22,070
441,051		Hilton Worldwide Holdings, Inc	48,917
25,154	e	HIS Co Ltd	722
211,500		Hongkong & Shanghai Hotels	227
388,000	g	Hope Education Group Co Ltd	67
88,000	*,e	Hoteles City Express SAB de C.V.	61
51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
188,453	*	Houghton Mifflin Harcourt Co	$1,178
49,975		Huangshan Tourism Development Co Ltd	45
118,900		Huazhu Group Ltd (ADR)	4,764
58,452		Hyatt Hotels Corp	5,244
7,800		Ichibanya Co Ltd	412
560,786		IDP Education Ltd	6,760
428,502	*	Indian Hotels Co Ltd	870
129,978		InterContinental Hotels Group plc	8,931
183,870	e	International Game Technology plc	2,752
63,788	e	Invocare Ltd	590
65,271	*	J Alexander’s Holdings, Inc	624
68,932		Jack in the Box, Inc	5,379
34,791	*,e	Jackpotjoy plc	327
9,400		Japan Best Rescue System Co Ltd	97
320,137		Jollibee Foods Corp	1,364
61,059		Jubilant Foodworks Ltd	1,414
220,369	e	Jumbo Interactive Ltd	2,311
324,897	*	K12, Inc	6,612
12,443	*,e	Kambi Group plc	176
90,641		Kangwon Land, Inc	2,319
13,470		Kappa Create Co Ltd	187
11,100		Kisoji Co Ltd	302
52,646	*	KNT-CT Holdings Co Ltd	712
25,100		KOMEDA Holdings Co Ltd	489
87,622		Koshidaka Holdings Co Ltd	1,324
5,453	e	Kourakuen Holdings Corp	104
5,602		Kura Corp	278
3,496	*	Kura Sushi USA, Inc	89
15,883		Kyoritsu Maintenance Co Ltd	752
1,016,416		Las Vegas Sands Corp	70,173
300,523	*	Laureate Education, Inc	5,292
46,951		Leejam Sports Co JSC	1,014
40,200	*,g	Lemon Tree Hotels Ltd	36
44,637	e,g	LeoVegas AB	141
226,553	*	Lindblad Expeditions Holdings, Inc	3,704
3,562	*	Lotte Tour Development Co Ltd	44
1,204,504	*	Macau Legend Development Ltd	168
1,171,300		Magnum BHD	736
375,000		Mandarin Oriental International Ltd	683
420,343		Marriott International, Inc (Class A)	63,653
86,425		Marriott Vacations Worldwide Corp	11,128
1,504,290		Marston’s plc	2,535
4,600		Matsuya Foods Co Ltd	191
2,252,499		McDonald’s Corp	445,116
140,299	e	McDonald’s Holdings Co Japan Ltd	6,759
1,799		MegaStudyEdu Co Ltd	65
10,000		Meiko Network Japan Co Ltd	95
371,717		Melco Crown Entertainment Ltd (ADR)	8,984
7,479,544		Melco International Development	21,013
62,314		Melia Hotels International S.A.	550
7,100,773	e	MGM China Holdings Ltd	11,596
865,605		MGM Resorts International	28,799
1		Minor International PCL (ADR)	0	^
2,268,408		Minor International PCL (Foreign)	2,722
52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
170,000	*,e,g	Minsheng Education Group Co Ltd	$30
103,780	*	Mitchells & Butlers plc	632
3,678		Modetour Network, Inc	58
10,295	*	Monarch Casino & Resort, Inc	500
2,617		Monogatari Corp	203
12,800		MOS Food Services, Inc	354
22,952		MTY Food Group, Inc	981
2,368		Nathan’s Famous, Inc	168
174,819		NetEnt AB	482
242,698	*	New Oriental Education & Technology Group (ADR)	29,427
29,041	*,e	Noodles & Co	161
330,070	*	Norwegian Cruise Line Holdings Ltd	19,279
7,000		Ohsho Food Service Corp	417
23,800	*,e	OneSmart International Education Group Ltd (ADR)	159
42,608	*,e	OneSpaWorld Holdings Ltd	717
530,619		OPAP S.A.	6,904
6,656	*,e	Orascom Development Holding AG.	105
243,867		Oriental Land Co Ltd	33,274
71,756	e	Paddy Power plc	8,721
185,053		Pandox AB	4,188
20,934	e	Papa John’s International, Inc	1,322
10,573		Paradise Co Ltd	180
148,546	e	Park Lawn Corp	3,351
38,470	*,†	Patisserie Holdings plc	0	^
2,242,084	*	Penn National Gaming, Inc	57,308
6,466	e	Pepper Food Service Co Ltd	75
556,215	*	Perdoceo Education Corp	10,229
2,293		PIA Corp	101
212,007	*	Planet Fitness, Inc	15,833
268,486	*	PlayAGS, Inc	3,257
166,735		Playtech Ltd	877
10,985		Plenus Co Ltd	197
817,017	*	PointsBet Holdings Ltd	2,750
14,354	*	Potbelly Corp	61
7,000		Power Wind Health Industry, Inc	47
8,946		RCI Hospitality Holdings, Inc	183
17,668		Recipe Unlimited Corp	265
27,093	*	Red Lion Hotels Corp	101
13,605	*	Red Robin Gourmet Burgers, Inc	449
375,574		Red Rock Resorts, Inc	8,995
164,000		Regal Hotels International Holdings Ltd	91
22,428	*	Regis Corp	401
6,042	e	Renaissance, Inc	97
4,764,329		Resorts World BHD	3,835
44,600		Resorttrust, Inc	756
322,624		Restaurant Brands International, Inc	20,574
262,847		Restaurant Brands International, Inc (Toronto)	16,756
17,132	*	Restaurant Brands New Zealand Ltd	161
265,008		Restaurant Group plc	575
11,500		Ringer Hut Co Ltd	266
5,900	*,e	RISE Education Cayman Ltd (ADR)	41
55,400		Riso Kyoiku Co Ltd	196
35,961		Round One Corp	348
53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
561,318		Royal Caribbean Cruises Ltd	$74,942
14,000	e	Royal Holdings Co Ltd	317
54,278		Ruth’s Hospitality Group Inc	1,181
15,800		Saizeriya Co Ltd	386
5,607,559		Sands China Ltd	29,962
33,602		Saudi Airlines Catering Co	921
30,561	g	Scandic Hotels Group AB	341
34,000		Scholar Education Group	47
295,881	*	Scientific Games Corp (Class A)	7,924
95,356	*	SeaWorld Entertainment, Inc	3,024
34,707	*	Seera Group Holding	203
139,969	*	Select Interior Concepts Inc	1,258
13,496	g	Ser Educacional S.A.	94
280,278		Service Corp International	12,901
496,221	*	ServiceMaster Global Holdings, Inc	19,184
4,900		SFP Holdings Co Ltd	107
27,891	*	Shake Shack, Inc	1,661
33,500		Shanghai Jinjiang International Hotels Development Co Ltd	138
248,000		Shanghai Jinjiang International Hotels Group Co Ltd	51
2,080,000		Shangri-La Asia Ltd	2,173
195,900		Shenzhen Overseas Chinese Town Co Ltd	219
492		Shinsegae Food Co Ltd	30
59,200	*,e	Silver Life Co Ltd	1,446
222,496		Six Flags Entertainment Corp	10,037
3,440,000		SJM Holdings Ltd	3,917
41,750		SkiStar AB	530
442,775		Sky City Entertainment Group Ltd	1,184
106,682	e	Skylark Co Ltd	2,091
93,394	e	Sodexho Alliance S.A.	11,068
69,700		Songcheng Performance Development Co Ltd	310
1,272,077		SSP Group plc	10,952
7,700		St Marc Holdings Co Ltd	164
445,824		Star Entertainment Grp Ltd	1,438
2,124,959		Starbucks Corp	186,826
214,694	*	Stars Group, Inc	5,603
103,826		Strategic Education, Inc	16,498
4,200		Studio Alice Co Ltd	73
182,121	*	Sun International Ltd	519
46,106		Sushiro Global Holdings Ltd	3,971
1,746,710		Tabcorp Holdings Ltd	5,553
350,968	*	TAL Education Group (ADR)	16,917
33,810	*,e	Target Hospitality Corp	169
172,897		Texas Roadhouse, Inc (Class A)	9,738
22,300		Thomas Cook India Ltd	20
108,000		Tianli Education International Holdings Ltd	43
7,071	*	TKP Corp	289
230,800		Tokyo Dome Corp	2,299
8,585	e	Tokyotokeiba Co Ltd	272
11,900		Toridoll.corp	307
8,304		Tosho Co Ltd	191
36,534	*	Transat AT, Inc	448
1,540,786		Tsogo Sun Gaming Ltd	1,351
110,684	*	Tsogo Sun Hotels Ltd	31
54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
516,311		TUI AG. (DI)	$6,516
16,333	e	Twin River Worldwide Holdings Inc	419
206,106		Unibet Group plc (ADR)	1,262
96,629		Vail Resorts, Inc	23,174
11,292		Watami Co Ltd	134
18,353		Wendy’s	408
9,034	*	Westlife Development Ltd	43
93,652	e	Wetherspoon (J.D.) plc	2,063
2,279		Whitbread plc	146
791,205	e	William Hill plc	1,979
199,826		Wingstop, Inc	17,231
128,000		Wisdom Education International Holdings Co Ltd	54
144,799	*	WW International Inc	5,533
165,036		Wyndham Destinations, Inc	8,531
247,939		Wyndham Hotels & Resorts, Inc	15,573
7,877,790		Wynn Macau Ltd	19,412
636,946		Wynn Resorts Ltd	88,453
632,800		YDUQS Part	7,510
2,035	e	Yomiuri Land Co Ltd	84
35,231		Yoshinoya D&C Co Ltd	939
1,570,764		Yum China Holdings, Inc	75,412
522,977		Yum! Brands, Inc	52,679
87,357		Zensho Co Ltd	1,978
		TOTAL CONSUMER SERVICES	2,511,445

DIVERSIFIED FINANCIALS - 3.9%
10,000	*,e	360 Finance, Inc (ADR)	98
748,994		3i Group plc	10,899
18,131		ABC Arbitrage	136
27,410		Ackermans & Van Haaren	4,298
32,370		Acom Co Ltd	147
96,300		Aeon Credit Service M BHD	333
83,308		AEON Financial Service Co Ltd	1,313
15,700		Aeon Thana Sinsap Thailand PCL	100
4,299		Affiliated Managers Group, Inc	364
33,209		AG Mortgage Investment Trust	512
76,045		AGF Management Ltd	377
824,581		AGNC Investment Corp	14,579
178,800	*	Aiful Corp	414
23,487		Aker ASA (A Shares)	1,453
41,691	e	Alaris Royalty Corp	704
2,801		Alerus Financial Corp	64
1,126,395		Alexander Forbes Group Holdings Ltd	446
1,234,884		Ally Financial, Inc	37,738
297,764	*	Amanat Holdings PJSC	67
2,925,871		American Express Co	364,242
256,604		Ameriprise Financial, Inc	42,745
397,821	g	Amigo Holdings plc	350
3,220,869		AMP Ltd	4,333
178,587	g	Amundi S.A.	14,043
973,090	g	Anima Holding S.p.A	5,029
1,088,757		Annaly Capital Management, Inc	10,256
89,070		Anworth Mortgage Asset Corp	314
55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
267,400	*	Anxin Trust Co Ltd	$171
401,484		Apollo Commercial Real Estate Finance, Inc	7,343
223,192		Apollo Global Management, Inc	10,648
164,079		Ares Commercial Real Estate Corp	2,599
247,725		Ares Management Corp	8,841
26,701	e	Arlington Asset Investment Corp (Class A)	149
53,508		ARMOUR Residential REIT, Inc	956
254,805		Arrow Global Group plc	865
328,581		Artisan Partners Asset Management, Inc	10,620
14,538	*	Aseer Trading Tourism & Manufacturing Co	35
1,898,308		Ashmore Group plc	13,022
13,953	*	Assetmark Financial Holdings, Inc	405
1,656	e	Associated Capital Group, Inc	65
11,756		Aurelius AG.	514
276,017		Australian Stock Exchange Ltd	15,198
61,410		Avanza Bank Holding AB	641
198,900		Avic Capital Co Ltd	139
55,194	*	Axactor SE	119
2,215	*,†	Ayala Corp Preferred	0	^
253,284		Azimut Holding S.p.A.	6,052
19,301		B. Riley Financial, Inc	486
142,695	e	B2Holding ASA	155
2,632,953		B3 S.A.-Brasil Bolsa Balcao	28,285
293,325		Bajaj Finance Ltd	17,411
438,090	g	Banca Farmafactoring S.p.A	2,624
199,999		Banca Generali S.p.A	6,502
45,675		Banca IFIS S.p.A.	718
79,831		Banca Mediolanum S.p.A	793
183,300		Banco BTG Pactual S.A.	3,482
47,990		Banco Latinoamericano de Exportaciones S.A. (Class E)	1,026
2,205,517		Bank of New York Mellon Corp	111,004
421,955		BGC Partners, Inc (Class A)	2,506
228,901		BlackRock, Inc	115,069
234,133		Blackstone Group, Inc	13,097
139,467	e	Blackstone Mortgage Trust, Inc	5,191
153,506	*	Blucora, Inc	4,013
1,520,000	e	BOCOM International Holdings Co Ltd	217
211,200	*	Bohai Leasing Co Ltd	115
220,405	e	Bolsa Mexicana de Valores S.A. de C.V.	482
40,867		Bolsas y Mercados Espanoles	1,576
80,037	*,e	Brait S.A.	79
925,539		Brewin Dolphin Holdings plc	4,565
1,660,000		Bright Smart Securities & Commodities Group Ltd	298
914,776		Brightsphere Investment Group, Inc	9,349
971,607		Brookfield Asset Management, Inc	56,139
3,224		BSE Ltd	23
156,944		BT Investment Management Ltd	946
56,783		Bure Equity AB	1,286
523,923		Burford Capital Ltd	4,938
203,300		Bursa Malaysia BHD	303
321,700		Caitong Securities Co Ltd	525
224,593		Canaccord Financial, Inc	837
207,625	*	Cannae Holdings, Inc	7,722
56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
897,839		Capital One Financial Corp	$92,397
391,990		Capital Securities Corp	147
416,774		Capstead Mortgage Corp	3,301
275,632		CBOE Global Markets, Inc	33,076
133,264		Cembra Money Bank AG.	14,580
26,810		Century Leasing System, Inc	1,427
263,443		Cerved Information Solutions S.p.A	2,571
3,263,327		Chailease Holding Co Ltd	15,043
456,430		Challenger Financial Services Group Ltd	2,597
275,500		Changjiang Securities Co Ltd	283
4,703,631		Charles Schwab Corp	223,705
12,745		Cherry Hill Mortgage Investment Corp	186
284,143		Chimera Investment Corp	5,842
226,000		China Bills Finance Corp	113
8,653,105		China Cinda Asset Management Co Ltd	1,967
1,248,000	†	China Ding Yi Feng Holdings Ltd	2,775
999,125		China Everbright Ltd	1,866
3,034,545		China Galaxy Securities Co Ltd	1,788
9,944,000	g	China Huarong Asset Management Co Ltd	1,571
1,092,000	g	China International Capital Corp Ltd	2,105
299,600		China Merchants Securities Co Ltd	788
464,445	e	CI Financial Corp	7,765
7,136,415		CITIC Securities Co Ltd	16,281
546,500		CITIC Securities Co Ltd (Class A)	1,989
117,115		Close Brothers Group plc	2,480
260,181	g	CMC Markets plc	505
790,187		CME Group, Inc	158,606
328,694		Coface S.A.	4,045
58,171		Cohen & Steers, Inc	3,651
77,826		Colony Credit Real Estate, Inc	1,024
972,500		Concentradora Hipotecaria SAPI de C.V.	1,052
83,481		Coronation Fund Managers Ltd	239
13,276		Corp Financiera Alba	723
201,426	*	Corp Financiera Colombiana S.A.	1,887
26,167	*	Cowen Group, Inc	412
37,359	*	Credit Acceptance Corp	16,525
28,110		Credit Corp Group Ltd	609
51,266		Credit Saison Co Ltd	889
7,551,616		Credit Suisse Group	102,080
59,951		Credito Real SAB de C.V.	76
17,685		CRISIL Ltd	473
149,100		CSC Financial Co Ltd	654
139,228	*	Curo Group Holdings Corp	1,696
377,341		Daewoo Securities Co Ltd	2,455
13,172		Daishin Securities Co Ltd	136
4,837		Daishin Securities Co Ltd PF	37
1,380,477		Daiwa Securities Group, Inc	6,969
2,935		Daou Data Corp	21
90,821		Daou Technology, Inc	1,489
44,464	*	DeA Capital S.p.A.	73
25,244	e	Deutsche Bank AG. (Registered)	196
6,538		Deutsche Beteiligungs AG.	289
15,329		Deutsche Boerse AG.	2,404
57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,966		Diamond Hill Investment Group, Inc	$698
737,012		Discover Financial Services	62,513
21,796	e,g	doBank S.p.A	301
128,900		Dongxing Securities Co Ltd	244
31,443	*	Donnelley Financial Solutions, Inc	329
476,919	*	Dubai Financial Market	126
22,048		Dynex Capital, Inc	373
665,806		E*TRADE Financial Corp	30,208
367,500		East Money Information Co Ltd	834
111,385		Eaton Vance Corp	5,201
259,896		ECN Capital Corp	959
8,566,579		Edelweiss Capital Ltd	13,120
5,535	*,e	EFG Financial Products Holding AG.	188
46,838		EFG International	308
15,100		eGuarantee, Inc	174
200,788		Egyptian Financial Group-Hermes Holding	212
495,486		Element Financial Corp	4,232
52,245	*	Elevate Credit, Inc	232
417,086		Ellington Financial Inc	7,645
29,948	*,e	Encore Capital Group, Inc	1,059
387,042	*	Enova International, Inc	9,312
550,000	*,e	EQT AB	6,395
200,685	*	Equitas Holdings Ltd	300
9,047		Eurazeo	621
1,136,216	g	Euronext NV	92,874
156,400		Everbright Securities Co Ltd	295
112,891		Evercore Inc	8,440
114,708		Exantas Capital Corp	1,355
113,866		EXOR NV	8,828
48,351	*	Ezcorp, Inc (Class A)	330
42,047		Factset Research Systems, Inc	11,281
1,989,276		Far East Horizon Ltd	1,864
158,619		Federated Investors, Inc (Class B)	5,169
673,171		FGL Holdings	7,169
62,971		Fiera Capital Corp	568
34,600		Financial Products Group Co Ltd	334
6,371	*,e	FinTech Group AG.	175
19,000		FinVolution Group (ADR)	50
168,600		First Capital Securities Co Ltd	201
1,310,000		First Pacific Co	445
102,539		FirstCash, Inc	8,268
6,935,567	e	FirstRand Ltd	31,120
316,745		FlexiGroup Ltd	409
18,738	g	Flow Traders	453
114,072	*	Focus Financial Partners, Inc	3,362
303,300		Founder Securities Co Ltd	378
95,453		Franklin Resources, Inc	2,480
19,229,303		Fuhwa Financial Holdings Co Ltd	12,963
636,865	*,e,g	Funding Circle Holdings plc	742
9,784		Fuyo General Lease Co Ltd	658
18,569	e	Gain Capital Holdings, Inc	73
4,939		GAMCO Investors, Inc (Class A)	96
6,553,988	e	Gentera SAB de C.V.	6,749
1,246,400		GF Securities Co Ltd	1,518
58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
286,900		GF Securities Co Ltd (Class A)	$626
10,267		Gimv NV	632
24,400		GMO Financial Holdings, Inc	132
278,558	e	goeasy Ltd	14,919
1,540,420		Goldman Sachs Group, Inc	354,189
50,031		Granite Point Mortgage Trust, Inc	920
128,227		Great Ajax Corp	1,899
108,721	*	Green Dot Corp	2,533
15,303		Greenhill & Co, Inc	261
25,287		GRENKELEASING AG.	2,617
81,246		Groupe Bruxelles Lambert S.A.	8,573
208,174		Grupo de Inversiones Suramericana S.A.	2,153
14,020		Gruppo MutuiOnline S.p.A	315
144,100		Guosen Securities Co Ltd	260
1,525,800	e	Guotai Junan International Hol	270
437,500		Guotai Junan Securities Co Ltd	1,164
789,000	g	Guotai Junan Securities Co Ltd (Hong Kong)	1,398
160,900		Guoyuan Securities Co Ltd	214
2,016	*,e	GWG Holdings Inc	20
752,934		Haci Omer Sabanci Holding AS	1,208
2,488,962		Haitong Securities Co Ltd	2,940
495,500		Haitong Securities Co Ltd (Class A)	1,102
20,847		Hamilton Lane, Inc	1,242
5,823		Hankook Tire Worldwide Co Ltd	72
25,643	*	Hanwha Securities Co	46
110,758		Hargreaves Lansdown plc	2,841
34,654	g	HDFC Asset Management Co Ltd	1,554
14,358		Hellenic Exchanges S.A.	75
27,300		Hitachi Capital Corp	717
43,000		Hithink RoyalFlush Information Network Co Ltd	676
41,305	*,e,g	Hoist Finance AB	220
1,302,159		Hong Kong Exchanges and Clearing Ltd	42,304
39,228		Houlihan Lokey, Inc	1,917
201,200		Huaan Securities Co Ltd	211
1,474,400	g	Huatai Securities Co Ltd	2,608
422,116		Huatai Securities Co Ltd (Class A)	1,233
131,600		Huaxi Securities Co Ltd	209
46,838		HUB24 Ltd	367
1,755	*	Hypoport AG.	619
14,400		IBJ Leasing Co Ltd	450
18,312		Ichiyoshi Securities Co Ltd	108
15,168	g	ICICI Securities Ltd	86
290,209		IG Group Holdings plc	2,672
187,487	e	IGM Financial, Inc	5,383
17,670	*	IIFL Wealth Management Ltd	281
239,068		IMF Australia Ltd	750
64,496		Indiabulls Housing Finance Ltd	283
113,014		Indiabulls Securities Ltd	339
19,188	*,g	Indian Energy Exchange Ltd	38
294,700		Industrial Securities Co Ltd	300
34,829		Industrivarden AB	840
163,409		Infrastructure Development Finance Co Ltd	90
25,200		ING Groep NV (ADR)	304
59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
529,534	e	IntegraFin Holdings plc	$3,121
108,849		Interactive Brokers Group, Inc (Class A)	5,075
1,005,859		IntercontinentalExchange Group, Inc	93,092
996,425		Intermediate Capital Group plc	21,253
122,166		International Personal Finance plc	261
61,856	*	INTL FCStone, Inc	3,020
93,191		Inversiones La Construccion S.A.	1,022
97,124		Invesco Ltd	1,746
448,929		Invesco Mortgage Capital, Inc	7,475
227,515		Investec Ltd	1,349
854,183		Investec plc	5,020
14,753		Investment AB Oresund	213
54,081		Investor AB (B Shares)	2,952
170,666	e	IOOF Holdings Ltd	941
6,660		iShares Core S&P 500 ETF	2,153
105,288	e	iShares Dow Jones US Real Estate Index Fund	9,800
21,300		iShares MSCI ACWI ex US ETF	1,046
531,648	e	iShares MSCI Canada Index Fund	15,891
2,654,082		iShares MSCI EAFE Index Fund	184,299
12,800	e	iShares MSCI EAFE Small-Cap ETF	797
1,292,379		iShares MSCI Emerging Markets	57,989
5,000		iShares MSCI Emerging Markets Small-Cap ETF	226
290	e	iShares MSCI South Korea Index Fund	18
216,512	e	iShares Russell 1000 Value Index Fund	29,550
100	e	iShares Russell 2000 Index Fund	17
200,000	e	iShares Russell Midcap Growth Index Fund	30,516
75,400	*	Isracard Ltd	282
168,700	e	J Trust Co Ltd	661
104,317		Jaccs Co Ltd	2,669
17,210		Jafco Co Ltd	675
14,319		Janus Henderson Group plc	350
7,238	e	Japan Investment Adviser Co Ltd	100
45,800		Japan Securities Finance Co Ltd	219
390,340		Jefferies Financial Group, Inc	8,342
15,800	*,e	Jianpu Technology, Inc (ADR)	24
364,428		Jih Sun Financial Holdings Co Ltd	119
305,613		JM Financial Ltd	403
189,053		JSE Ltd	1,617
35,619		Julius Baer Group Ltd	1,836
253,741	*	Julius Baer Holding AG.	736
1,266,258	e	Jupiter Investment Management Group Ltd	6,877
132,159		KBC Ancora	6,649
3,110		Kinnevik AB	76
3,719		KIWOOM Securities Co Ltd	255
198,025		KKR Real Estate Finance Trust, Inc	4,044
69,845		Korea Investment Holdings Co Ltd	4,362
3,989		KRUK S.A.	176
59,039	*	Kumho Investment Bank	33
4,155		Kyobo Securities Co	33
10,000		Kyokuto Securities Co Ltd	68
233,055		Ladder Capital Corp	4,204
372,760		Ladenburg Thalmann Financial Services, Inc	1,297
10,418		Lazard Ltd (Class A)	416
92,616		Legg Mason, Inc	3,326
60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
98,660	*	LendingClub Corp	$1,245
405,318		London Stock Exchange Group plc	41,655
474,086		LPL Financial Holdings, Inc	43,734
88,871		Lundbergs AB (B Shares)	3,901
37,500	*	M&A Capital Partners Co Ltd	1,518
5,650,408	*	M&G plc	17,753
293,383		Macquarie Group Ltd	28,412
196,013		Magellan Financial Group Ltd	7,853
219,510		Mahindra & Mahindra Financial Services Ltd	992
21,884,340		Man Group plc	45,834
688,514		Manappuram General Finance & Leasing Ltd	1,712
74,509		MarketAxess Holdings, Inc	28,247
8,569		Marlin Business Services Corp	188
27,900		Marusan Securities Co Ltd	124
64,100	e	Matsui Securities Co Ltd	508
21,204	*,e	Medallion Financial Corp	154
10,132		Meritz finance Holdings Co Ltd	103
306,206		Meritz Securities Co Ltd	1,001
31,834,906		Metro Pacific Investments Corp	2,187
688,225		MFA Financial Inc	5,265
444,670		Mitsubishi UFJ Lease & Finance Co Ltd	2,863
100,441		MLP AG.	631
94,883		Moelis & Co	3,029
24,847		Moelis Australia Ltd	89
87,300	e	Monex Beans Holdings, Inc	214
262,879		Moody’s Corp	62,410
6,310,790		Morgan Stanley	322,608
52,144		Morningstar, Inc	7,890
32,287		Motilal Oswal Financial Services Ltd	344
183,596		MSCI, Inc (Class A)	47,401
475,700		Muangthai Capital PCL	1,011
462,781	*	Multi Commodity Exchange of India Ltd	7,578
153,800		Nanjing Securities Co Ltd	286
191,734		Nasdaq Inc	20,535
126,541		Natixis	564
386,188		Navient Corp	5,283
325,485		Navigator Global Investments Ltd	647
10,599		NEC Capital Solutions Ltd	243
65,671		Nelnet, Inc (Class A)	3,825
293,383	e	Netwealth Group Ltd	1,607
645,052		New Residential Investment Corp	10,392
250,505		New York Mortgage Trust, Inc	1,561
56,823	*,†	NewStar Financial, Inc	14
30,098		NICE Holdings Co Ltd	544
24,400	*,e	Noah Holdings Ltd (ADR)	863
1,766,649		Nomura Holdings, Inc	9,091
75,500		Northeast Securities Co Ltd	101
140,714		Northern Trust Corp	14,949
34,738	e	Numis Corp plc	138
74,593		Okasan Holdings, Inc	267
481,255	*	On Deck Capital, Inc	1,992
320,820		OneMain Holdings, Inc	13,523
216,928		Onex Corp	13,727
61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,696,000		OP Financial Investments Ltd	$327
7,022	*	Oportun Financial Corp	167
9,701		Oppenheimer Holdings, Inc	267
53,225	e	Orchid Island Capital, Inc	311
236,500		Orient Corp	357
321,900		Orient Securities Co Ltd	498
3,225,270		ORIX Corp	53,447
538,350		Osaka Securities Exchange Co Ltd	9,478
40,420		P2P Global Investments plc	445
361,600	*	Pacific Securities Co Ltd	197
8,663		Pargesa Holding S.A.	720
5,854	e	Partners Group	5,365
84,755		PennyMac Mortgage Investment Trust	1,889
360,960		Peregrine Holdings Ltd	488
517,000	*,†	Peregrine Investment Holdings	0
51,871	e	Perpetual Trustees Australia Ltd	1,498
17,114	*	Pico Holdings, Inc	190
121,391	e	Pinnacle Investment Management Group Ltd	397
733,778	*	Pioneers Holding	240
13,047	*	Piper Jaffray Cos	1,043
40,432		PJT Partners, Inc	1,825
160,049	e	Platinum Asset Mangement Ltd	508
58,051		Plus500 Ltd	681
1,825,775	*	Power Finance Corp Ltd	3,017
43,415	*	PRA Group, Inc	1,576
179,082		President Securities Corp	86
137,033		Provident Financial plc	831
112,008		PSG Group Ltd	1,873
2,526,500	*	PT Kresna Graha Investama Tbk	91
335,400	*	PT Pool Advista Indonesia Tbk	4
110,572		Pzena Investment Management, Inc (Class A)	953
168,300	*,e	Qudian, Inc (ADR)	793
2,967,414	e,g	Quilter plc	6,335
281,718		Ratchthani Leasing PCL	54
27,406		Rathbone Brothers	773
510,951		Ratos AB (B Shares)	1,822
23,425		Raymond James Financial, Inc	2,096
52,003		Ready Capital Corp	802
106,633		Redwood Trust, Inc	1,764
50,525	*	Regional Management Corp	1,517
181,296		Reinet Investments S.C.A	3,592
420,081		Remgro Ltd	5,858
29,401	*	Repco Home Finance Ltd	131
1,106,880	g	Resurs Holding AB	7,109
7,561		Ricoh Leasing Co Ltd	285
645,373		RMB Holdings Ltd	3,712
1,574,525		Rural Electrification Corp Ltd	3,158
735,243		S&P Global, Inc	200,758
105,561		Safeguard Scientifics, Inc	1,159
91,342		Samsung Card Co	3,049
65,645		Samsung Securities Co Ltd	2,186
78,838		Sanne Group plc	707
291,111		Santander Consumer USA Holdings, Inc	6,803
91,747		SBI Holdings, Inc	1,937
62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
312,855		Schroders plc	$13,814
14,412		Sculptor Capital Management, Inc	318
134,800		SDIC Capital Co Ltd	294
22,900		Sealand Securities Co Ltd	18
209,975		SEI Investments Co	13,749
5	*,†	SFCG Co Ltd	0
65,200	*	Shanghai Dajiang Group	24
194,000		Shanxi Securities Co Ltd	231
68,000	e	Sheng Ye Capital Ltd	62
1,002,100		Shenwan Hongyuan Group Co Ltd	738
1,004		Shinyoung Securities Co Ltd	47
623,660		Shriram Transport Finance Co Ltd	10,232
1,227,132	*	SHUAA Capital PSC	290
8,529	*,e	Siebert Financial Corp	74
7,791		Silvercrest Asset Management Group, Inc	98
2,000,663		Singapore Exchange Ltd	13,177
136,500		Sinolink Securities Co Ltd	183
17,980,000	e	Skyway Securities Group Ltd	330
1,056,700		SLM Corp	9,415
768,475	*,†,e	SNS Reaal	9
2,737		Societe Fonciere Financiere et de Participations FFP	319
8,270		Sofina S.A.	1,789
146,000		SooChow Securities Co Ltd	210
167,100		Southwest Securities Co Ltd	125
3,799	*	Spandana Sphoorty Financial Ltd	64
44,458		Sparx Group Co Ltd	102
8,000		SPDR Trust Series 1	2,575
218,521	e	Sprott, Inc	501
624,800		Srisawad Corp PCL	1,425
540,763		St. James’s Place plc	8,336
2,376,275		Standard Life Aberdeen plc	10,338
790,907		Starwood Property Trust, Inc	19,662
1,319,801		State Street Corp	104,396
71,656		Stifel Financial Corp	4,346
53,495		Strike Co Ltd	2,689
296,000		Sun Hung Kai & Co Ltd	141
21,804		Sundaram Finance Ltd	498
4,916		Swissquote Group Holding S.A.	247
1,951,884		Synchrony Financial	70,287
401,383		T Rowe Price Group, Inc	48,904
1,264,538	e	Tai Fook Securities Group Ltd	385
674,100		Taiwan Acceptance Corp	2,574
56,544		Tamburi Investment Partners S.p.A.	433
2,820		Tata Investment Corp Ltd	32
744,624		TD Ameritrade Holding Corp	37,008
1,200,000	*	Tel Aviv Stock Exchange Ltd	4,078
64,905		TMX Group Ltd	5,621
109,680		Tokai Tokyo Securities Co Ltd	327
36,208	*	Tong Yang Investment Bank	89
341,116		TPG RE Finance Trust, Inc	6,914
104,080		Transaction Capital Ltd	157
304,449		Tullett Prebon plc	1,650
408,536		Two Harbors Investment Corp	5,973
63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,895		Ubiquoss Holdings, Inc	$33
2,555,466		UBS AG.	32,248
85,556	*	Ujjivan Financial Services Ltd	416
341,500	e	Unifin Financiera SAPI de C.V. SOFOM ENR	561
156,128	*	Uranium Participation Corp	491
7,800	*,e	Uzabase, Inc	162
1,519		Value Line, Inc	44
582,000	e	Value Partners Group Ltd	359
2,420		Vanguard Emerging Markets ETF	108
25,000	e	Vanguard FTSE Developed Markets ETF	1,101
77,136	e	Virtu Financial, Inc	1,233
6,218		Virtus Investment Partners, Inc	757
166,937		Vontobel Holding AG.	11,912
1,805		VP Bank AG.	290
1,545		VZ Holding AG.	477
67,824	e	Waddell & Reed Financial, Inc (Class A)	1,134
100,473		Warsaw Stock Exchange	1,041
930,993		Waterland Financial Holdings	350
32,376		Wendel	4,313
396,635		Western Asset Mortgage Capital Corp	4,097
164,200		Western Securities Co Ltd	232
42,425		Westwood Holdings Group, Inc	1,257
138,666		WisdomTree Investments, Inc	671
141,806		Woori Investment & Securities Co Ltd	1,551
5,273	*	World Acceptance Corp	456
13,900	e	X Financial (ADR)	23
4,700	*	Yintech Investment Holdings Ltd (ADR)	25
2,442,000	*,e,g	Yixin Group Ltd	542
218,631		Zeder Investments Ltd	74
124,693		Zenkoku Hosho Co Ltd	5,295
297,300		Zheshang Securities Co Ltd	476
559,525	*,e	Zip Co Ltd	1,391
		TOTAL DIVERSIFIED FINANCIALS	4,703,651

ENERGY - 4.5%
160,086	*	Abraxas Petroleum Corp	56
39,283,504		Adaro Energy Tbk	4,390
214,390	*,e	Advantage Oil & Gas Ltd	454
20,307		Aegis Logistics Ltd	55
1,445,000	e	Agritrade Resources Ltd	108
349,713	e	Aker BP ASA	11,478
80,365	*	Aker Solutions ASA	227
6,825		Aldrees Petroleum and Transport Services Co	114
43,313	*,e	Altus Midstream Co	124
13,785		Amplify Energy Corp	91
320,010		Anglo Pacific Group plc	814
417,235	e	Antero Midstream Corp	3,167
20,795	*	Antero Resources Corp	59
358,000		Anton Oilfield Services Group	41
266,544		Apache Corp	6,821
137,168	*	Apergy Corp	4,634
403,260	e	ARC Resources Ltd	2,540
66,058	e	Arch Coal, Inc	4,739
673,601		Archrock, Inc	6,763
64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
64,960	*	Ardmore Shipping Corp	$588
600	*,e	Athabasca Oil Corp	0	^
1,338,063		Baker Hughes a GE Co	34,295
257,700		Bangchak Corp PCL	241
4,365,110		Banpu PCL (Foreign)	1,732
2,456,900	*	Baytex Energy Trust	3,538
4,335,586		Beach Petroleum Ltd	7,669
317,823		Berry Petroleum Co LLC	2,997
619,811		Bharat Petroleum Corp Ltd	4,263
285,689		Birchcliff Energy Ltd	570
55,997	*	Bonanza Creek Energy, Inc	1,307
42,760	*,e	Borr Drilling Ltd	369
18,642,244		BP plc	117,275
771,180		BP plc (ADR)	29,104
224,654		Brigham Minerals, Inc	4,817
4,650,000	*,†,e	Brightoil Petroleum Holdings Ltd	671
11,315,200	*	Bumi Armada BHD	1,475
832,273	g	BW LPG Ltd	6,991
850,783	*	BW Offshore Ltd	6,388
1,153,856		Cabot Oil & Gas Corp	20,089
134,959		Cactus, Inc	4,632
2,208,116	*	Cairn Energy plc	6,041
46,693	*,e	California Resources Corp	422
366,753	*,e	Callon Petroleum Co	1,771
234,584		Caltex Australia Ltd	5,593
282,570		Cameco Corp (Toronto)	2,511
1,465,497	e	Canacol Energy Ltd	5,270
1,363,662	e	Canadian Natural Resources Ltd (Canada)	44,106
1,171,241		Cenovus Energy, Inc (Toronto)	11,906
1,485,803	*	Centennial Resource Development, Inc	6,864
286,121	e	CES Energy Solutions Corp	513
5,656,841	*	CGG S.A.	18,517
35,172	*,e	Chaparral Energy Inc	62
797,556	*	Cheniere Energy, Inc	48,707
11,387	*	Chennai Petroleum Corp Ltd	20
96,282	*,e	Chesapeake Energy Corp	79
5,319,402		Chevron Corp	641,041
138,506		China Aviation Oil Singapore Corp Ltd	131
2,702,000		China Coal Energy Co	1,072
426,000	*	China LNG Group Ltd	29
376,100		China Merchants Energy Shipping Co Ltd	447
8,125,826		China Oilfield Services Ltd	12,758
266,700		China Shenhua Energy Co Ltd	699
3,267,795		China Shenhua Energy Co Ltd (Hong Kong)	6,833
1,120,000		China Shipping Development Co Ltd	529
12,538,000		China Suntien Green Energy Cor	3,621
132,285		Cimarex Energy Co	6,944
1,363,213	*	Clean Energy Fuels Corp	3,190
24,663,646		CNOOC Ltd	41,011
180,573	*	CNX Resources Corp	1,598
1,546,795		Coal India Ltd	4,586
118	*,†,b	Cobalt International Energy, Inc	0	^
91,939		Computer Modelling Group Ltd	582
65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,378	*,e	Comstock Resources Inc	$127
1,545,941		Concho Resources, Inc	135,378
3,481,097		ConocoPhillips	226,376
71,455	*	CONSOL Energy, Inc	1,037
246,762		Continental Resources, Inc	8,464
18,200	*	Contura Energy Inc	165
898,968	*	Cooper Energy Ltd	382
209,140		Core Laboratories NV	7,878
143,928		Cosan SA Industria e Comercio	2,501
267,300		COSCO SHIPPING Energy Transportation Co Ltd	245
31,958		Cosmo Energy Holdings Co Ltd	732
53,223	*,e	Covia Holdings Corp	109
1,099,969	e	Crescent Point Energy Corp	4,905
65,244		CropEnergies AG.	804
27,514		CVR Energy, Inc	1,112
800,124	*	Dana Gas PJSC	209
2,561		Delek Group Ltd	390
1,089,806		Delek US Holdings, Inc	36,541
720,993	*,e	Denbury Resources, Inc	1,017
686,893		Devon Energy Corp	17,839
482,750		DHT Holdings, Inc	3,997
10,637,451		Dialog Group BHD	8,991
61,881	*,e	Diamond Offshore Drilling, Inc	445
19,044	*,e	Diamond S Shipping Inc	319
1,161,799		Diamondback Energy, Inc	107,885
336,630		Diversified Gas & Oil plc	475
13,277	e	DMC Global, Inc	597
1,147,849		DNO International ASA	1,514
28,540	*	Dommo Energia S.A.	21
801,415	*	Dorian LPG Ltd	12,406
47,788	*	Drilling Co of 1972	3,155
34,783	*	Dril-Quip, Inc	1,632
979		E1 Corp	41
18,970	*	Earthstone Energy, Inc	120
7,100,056		Ecopetrol S.A.	7,160
313,640		Empresas COPEC S.A.	2,817
632,600		Enauta Participacoes S.A.	2,529
2,282,261		Enbridge, Inc (Toronto)	90,742
929,767	e	EnCana Corp	4,353
318,078		Enerflex Ltd	2,996
1,168,600	*,†	Energy Earth PCL	0	^
88,714	*,e	Energy Fuels, Inc	169
263,215	e	Enerplus Resources Fund	1,875
319,049		ENI S.p.A.	4,955
2,990,354	*	Enquest plc (London)	853
186	e	Ensco Rowan plc	1
137,528	e	Ensign Energy Services, Inc	302
2,866,929		EOG Resources, Inc	240,134
110,167		EQT Corp	1,201
1,456,099		Equinor ASA	29,038
36,377	*	Equital Ltd	1,079
88,862	e	Equitrans Midstream Corp	1,187
21,810	*	Era Group, Inc	222
155,300		Esso Malaysia BHD	191
66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
216,100		Esso Thailand PCL (Foreign)	$62
23,452		Etablissements Maurel et Prom	74
94,922		Euronav NV	1,171
175,223		Evolution Petroleum Corp	958
15,360	*,e	Exmar NV	91
235,446	*	Exterran Corp	1,844
79,554	*,e	Extraction Oil & Gas, Inc	169
429,464		Exxaro Resources Ltd	4,021
7,582,887		Exxon Mobil Corp	529,134
49,575	e	Falcon Minerals Corp	350
16,492	e	FLEX LNG Ltd	172
1,173,814		Formosa Petrochemical Corp	3,818
368,437	*	Forum Energy Technologies, Inc	619
132,132	*	Frank’s International NV	683
107,118	e	Freehold Royalty Trust	601
167,639		Frontera Energy Corp	1,265
330,904		Frontline Ltd (Sigmax MTF)	4,196
34,986	*	FTS International, Inc	36
45,683	*	Fugro NV	515
150,551		Galp Energia SGPS S.A.	2,527
201,504		GasLog Ltd	1,973
6,337,324		Gazprom (ADR)	52,093
30,441		Gaztransport Et Technigaz S.A.	2,932
13,502	*	Geospace Technologies Corp	226
404,936	e	Gibson Energy, Inc	8,292
315,782		Golar LNG Ltd	4,490
7,151	*	Goodrich Petroleum Corp	72
60,064		Great Eastern Shipping Co Ltd	252
33,101		Green Plains Inc	511
93,562		Grupa Lotos S.A.	2,061
144,194		GS Holdings Corp	6,433
798,500		Guanghui Energy Co Ltd	380
1,175,699	*	Gulf International Services QSC	556
181,273		Gulf Keystone Petroleum Ltd	510
152,518	*	Gulfport Energy Corp	464
16,566		Hallador Energy Co	49
1,186,143		Halliburton Co	29,025
162		Hankook Shell Oil Co Ltd	45
869,042	*	Helix Energy Solutions Group, Inc	8,369
165,869		Helmerich & Payne, Inc	7,535
514,938		Hess Corp	34,403
229,600	*	Hibiscus Petroleum BHD	53
315,102	*	HighPoint Resources Corp	533
1,195,397		Hindustan Petroleum Corp Ltd	4,422
73,851		Hoegh LNG Holdings Ltd	282
283,793		HollyFrontier Corp	14,391
515,000	*	Honghua Group Ltd	35
366,807		Hunting plc	2,045
870,658	*,e	Hurricane Energy plc	386
251,152		Husky Energy, Inc	2,015
183,714		Idemitsu Kosan Co Ltd	5,076
342,090		Imperial Oil Ltd	9,049
146,742	*	Independence Contract Drilling, Inc	146
67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,679,987		Indian Oil Corp Ltd	$6,467
1,480,400		Inner Mongolia Yitai Coal Co	1,201
4,494,923		Inpex Holdings, Inc	46,566
386,077	e	Inter Pipeline Ltd	6,701
41,350	*	International Seaways, Inc	1,231
10,798,807		IRPC PCL (Foreign)	1,324
27,353		Itochu Enex Co Ltd	231
69,613	*,e	Jagged Peak Energy, Inc	591
386,177		Japan Petroleum Exploration Co	10,400
369,855	e	John Wood Group plc	1,962
2,632,480		JX Holdings, Inc	11,948
179,481	*,e	Kelt Exploration Ltd	673
249,489	e	Keyera Corp	6,536
220,130		Kinder Morgan, Inc	4,660
18,684	*	KLX Energy Services Holdings, Inc	120
52,957		Koninklijke Vopak NV	2,878
1,237,869		Kosmos Energy Ltd	7,056
66,476	e	Kvaerner ASA	84
162,844	*	Laredo Petroleum Holdings, Inc	467
127,283	e	Liberty Oilfield Services, Inc	1,415
20,253		Lubelski Wegiel Bogdanka S.A.	186
625,803		LUKOIL PJSC (ADR)	61,773
1,303,859		Lundin Petroleum AB	44,272
97,071	*,e	Magnolia Oil & Gas Corp	1,221
16,366	e	Mammoth Energy Services, Inc	36
1,379,223		Marathon Oil Corp	18,730
1,089,838		Marathon Petroleum Corp	65,663
918,594	*,e	Matador Resources Co	16,507
221,121	*	Matrix Service Co	5,059
245	*,e	McDermott International, Inc	0	^
289,591	*	MEG Energy Corp	1,648
15,100		Mitsuuroko Co Ltd	179
10,430		Modec, Inc	252
613,026		MOL Hungarian Oil & Gas plc	6,111
28,351	*,e	Montage Resources Corp	225
50,428		Motor Oil Hellas Corinth Refineries S.A.	1,167
14,632	e	Murphy Oil Corp	392
732,010		Nabors Industries Ltd	2,108
79,490		Naphtha Israel Petroleum Corp Ltd	476
24,103	*,e	National Energy Services Reunited Corp	220
687,427		National Oilwell Varco, Inc	17,220
136,118	*	Natural Gas Services Group, Inc	1,669
11,809	*	NCS Multistage Holdings, Inc	25
206,549		Neste Oil Oyj	7,187
155,361	e	New Hope Corp Ltd	225
98,525		New Zealand Refining Co Ltd	125
502,000	*,e	Newocean Energy Holdings Ltd	76
93,999	*	Newpark Resources, Inc	589
344,344	*	NexGen Energy Ltd	443
9,017	*	NextDecade Corp	55
1,304,722	*	NexTier Oilfield Solutions, Inc	8,742
13,574	*,e	Nine Energy Service, Inc	106
237,205	*	Noble Corp plc	289
205,480		Noble Energy, Inc	5,104
68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
134,680		Nordic American Tankers Ltd	$663
35,539	*,e	Northern Drilling Ltd	84
282,259	*,e	Northern Oil And Gas, Inc	660
77,055		Novatek PJSC (GDR)	15,642
258,970	*,e	NuVista Energy Ltd	636
738,891	*	Oasis Petroleum, Inc	2,409
474,997		Occidental Petroleum Corp	19,575
35,333	e	Ocean Yield ASA	193
429,293	*	Oceaneering International, Inc	6,401
50,989	*	Odfjell Drilling Ltd	190
330,700		Offshore Oil Engineering Co Ltd	351
2,877,100		Oil & Gas Development Co Ltd	2,648
52,339		Oil India Ltd	112
951,206		Oil Refineries Ltd	478
1,186,705		Oil Search Ltd	6,051
84,044	*	Oil States International, Inc	1,371
246,642	e	OMV AG.	13,818
955,887		ONEOK, Inc	72,332
1,842,048		Origin Energy Ltd	10,922
60,442	*	Overseas Shipholding Group, Inc	139
31,222	*,e	Pacific Drilling SA	127
304,110		Pakistan Oilfields Ltd	879
54,612		Pakistan State Oil Co Ltd	68
21,081		Panhandle Oil and Gas, Inc (Class A)	236
60,184	*	Par Pacific Holdings, Inc	1,399
234,616	*,e	Paramount Resources Ltd (Class A)	1,362
243,426	*	Parex Resources, Inc	4,527
27,641	*	Parker Drilling Co	622
152,556	e	Parkland Fuel Corp	5,605
9,387,253		Parsley Energy, Inc	177,513
87,297		Pason Systems, Inc	881
17,557		Patterson-UTI Energy, Inc	184
5,484		Paz Oil Co Ltd	778
315,883		PBF Energy, Inc	9,909
86,884	*	PDC Energy, Inc	2,274
98,819		Peabody Energy Corp	901
511,419	e	Pembina Pipeline Income Fund	18,955
1,700	*	Pengrowth Energy Trust	0	^
37,153	*	Penn Virginia Corp	1,128
21,300	*	Petro Rio S.A.	176
141,769	e	Petrofac Ltd	723
3,718,105		Petroleo Brasileiro S.A.	29,783
5,732,819		Petroleo Brasileiro S.A. (Preference)	43,300
334,835	*,e	Petroleum Geo-Services ASA	658
706,100		Petron	54
274,359		Petronas Dagangan BHD	1,549
550,614		Petronet LNG Ltd	2,068
186,452	e	Peyto Exploration & Development Corp	546
591,774		Phillips 66	65,930
696,300		Pilipinas Shell Petroleum Corp	451
514,523		Pioneer Natural Resources Co	77,883
2,581,267		Plains All American Pipeline LP	47,469
1,294,996		Plains GP Holdings LP	24,540
69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,760,714		Polish Oil & Gas Co	$3,149
242,412		Polski Koncern Naftowy Orlen S.A.	5,483
100,100	*,†	Poseidon Concepts Corp	1
149,954	e	PrairieSky Royalty Ltd	1,759
1,270,710	*	Precision Drilling Trust	1,771
2,478,018	*,e	Premier Oil plc	3,223
157,300		Prima Marine PCL	37
530	*	PrimeEnergy Corp	80
203,745	*	ProPetro Holding Corp	2,292
157,200	*	PT Alfa Energi Investama Tbk	4
11,451,100	*	PT Bumi Resources Tbk	54
324,200		PT Indika Energy Tbk	28
90,800		PT Indo Tambangraya Megah	75
1,260,766	*	PT Medco Energi Internasional Tbk	78
1,791,500	*	PT Pelayaran Tamarin Samudra Tbk	50
4,392,100		PT Tambang Batubara Bukit Asam Tbk	840
5,451,306		PT United Tractors Tbk	8,440
1,408,221		PTT Exploration & Production PCL (Foreign)	5,845
6,603,500		PTT PCL (ADR)	9,689
10,364,250		PTT PCL (Foreign)	15,207
612,888	*	Qatar Fuel QSC	3,855
3,257,423	*	Qatar Gas Transport Co Ltd	2,138
224,771		QEP Resources Inc	1,011
543,125	*	Rabigh Refining & Petrochemical Co	3,137
300,753	e	Range Resources Corp	1,459
5,178,064		Reliance Industries Ltd	109,838
189,277	*,e	Renewable Energy Group, Inc	5,101
82,037		Repsol YPF S.A.	1,289
5,709	*	Rex American Resources Corp	468
14,696	*,e	RigNet, Inc	97
48,679	*,e	Ring Energy, Inc	129
3,814	*	Rosehill Resources, Inc	5
1,674,231	*	Rosneft Oil Co PJSC (GDR)	12,068
7,063,669		Royal Dutch Shell plc (A Shares)	209,185
4,489,180		Royal Dutch Shell plc (B Shares)	133,255
59,568	e	RPC, Inc	312
1,078,839	*	Saipem S.p.A	5,276
30,666		San-Ai Oil Co Ltd	332
28,402	*	SandRidge Energy, Inc	120
3,139,299		Santos Ltd	18,060
1,672,100		Sapurakencana Petroleum BHD	111
307,715		Saras S.p.A.	495
708,649		Sasol Ltd	15,375
120,800		SBM Offshore NV	2,257
3,104,835		Schlumberger Ltd	124,814
15,427		Schoeller-Bleckmann Oilfield Equipment AG.	866
338,030		Scorpio Tankers, Inc	13,298
30,393	*	SEACOR Holdings, Inc	1,311
18,773	*	SEACOR Marine Holdings, Inc	259
181,494		Secure Energy Services, Inc	707
60,781	*	Select Energy Services, Inc	564
252,900		Semirara Mining & Power Corp	110
4,243,290	*	Senex Energy Ltd	1,032
333,000		Serba Dinamik Holdings BHD	179
70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
195,561	*,e	Serica Energy plc	$335
50	*,†	Serval Integrated Energy Services	0
335,842	*	Seven Generations Energy Ltd	2,191
77,969	e	SFL Corp Ltd	1,134
512,355		Shaanxi Coal Industry Co Ltd	662
1,203,500	*	Shandong Xinchao Energy Corp Ltd	363
267,836		Shanxi Lu’an Environmental Energy Development Co Ltd	279
238,900	*	Shanxi Meijin Energy Co Ltd	325
299,400		Shanxi Xishan Coal & Electricity Power Co Ltd	264
79,314		ShawCor Ltd	765
36,800	*	Shell Refining Co Federation Of Malaya BHD	38
148,900		Shinko Plantech Co Ltd	1,805
227,100		Siamgas & Petrochemicals PCL	73
17,011	*	SilverBow Resources, Inc	168
12,500		Sinanen Co Ltd	232
204,000		Sinopec Kantons Holdings Ltd	86
88,613		SK Energy Co Ltd	11,468
13,446		SK Gas Co Ltd	982
138,958		SM Energy Co	1,562
1,306	*,e	Smart Sand, Inc	3
127,225		Soco International plc	88
42,003		S-Oil Corp	3,450
30,102		Solaris Oilfield Infrastructure, Inc	421
1,571,556	*,e	Southwestern Energy Co	3,803
230,705	*	SRC Energy, Inc	950
342,200		Star Petroleum Refining PCL	122
183,464	e	Stobart Group Ltd	262
121,607	e	Subsea 7 S.A.	1,455
2,123,056		Suncor Energy, Inc	69,583
266,302	e	Surge Energy, Inc	234
1,274,331		Surgutneftegaz (ADR) (London)	10,284
374,739	*	Talos Energy, Inc	11,298
256,869	*	Tamarack Valley Energy Ltd	396
1,135,912		Targa Resources Investments, Inc	46,379
338,206		Tatneft PJSC (ADR)	24,909
1,130,019		TC Energy Corp	60,184
652	e	TechnipFMC plc	14
172,851		TechnipFMC plc (Euro OTC)	3,706
18,222	*	Tecnicas Reunidas S.A.	489
61,419	e	Teekay Corp	327
153,928	*	Teekay Tankers Ltd	3,690
136,348	*,e	Tellurian, Inc	993
6,071		Tenaris S.A.	69
79,765	*	Tervita Corp	455
103,994	*	Tetra Technologies, Inc	204
431,073		TGS Nopec Geophysical Co ASA	13,115
1,029,555		Thai Oil PCL (Foreign)	2,393
38,630	*	Tidewater, Inc	745
24,563		TMK PJSC (GDR)	91
172,314	e	TORC Oil & Gas Ltd	596
16,021	*	TORM plc	179
49,180		Total Energy Services, Inc	243
71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,366,441		Total S.A.	$131,315
294,284		Tourmaline Oil Corp	3,449
1,131,253	*,e	Transocean Ltd (NYSE)	7,783
17,800	e	Transportadora de Gas del Sur S.A. (ADR) (Class B)	128
774,237		Tullow Oil plc	659
464,681		Tupras Turkiye Petrol Rafine	9,901
610,888		Ultrapar Participacoes S.A.	3,889
669,862	*	UMW Oil & Gas Corp BHD	62
41,363	*	Unit Corp	29
208,988	*,e	Uranium Energy Corp	192
63,087	e	US Silica Holdings, Inc	388
20,457	*	US Well Services Inc	39
1,229,549		Valero Energy Corp	115,147
297,646	*,e	Vallourec S.A.	947
51,882		Verbio AG.	680
176,676	e	Vermilion Energy, Inc	2,888
577,286	g	Viva Energy Group Ltd	778
431,566	*	W&T Offshore, Inc	2,399
173,920		Washington H Soul Pattinson & Co Ltd	2,624
878	*,e	Weatherford International Ltd	25
470,256	e	Whitecap Resources, Inc	2,010
387,803		Whitehaven Coal Ltd	719
79,544	*,e	Whiting Petroleum Corp	584
2,294,938		Williams Cos, Inc	54,436
272,000		Wison Engineering Services Co Ltd	29
957,231		Woodside Petroleum Ltd	23,144
404,707		World Fuel Services Corp	17,572
292,386		WorleyParsons Ltd	3,159
3,147,882	*	WPX Energy, Inc	43,252
81,100		Yantai Jereh Oilfield Services Group Co Ltd	432
5,601,066		Yanzhou Coal Mining Co Ltd	5,032
204,600		Yanzhou Coal Mining Co Ltd (Class A)	310
216,000		Yinson Holdings BHD	342
160,500		YPF S.A. (ADR) (Class D)	1,859
196,575		Z Energy Ltd	582
		TOTAL ENERGY	5,409,170

FOOD & STAPLES RETAILING - 1.4%
10,054		Abdullah Al Othaim Markets Co	218
510,917		Aeon Co Ltd	10,543
20,883		Ain Pharmaciez Inc	1,328
189,045		Al Meera Consumer Goods Co	794
1,382,452		Alimentation Couche Tard, Inc	43,873
103,401		Andersons, Inc	2,614
112,244		Arcs Co Ltd	2,358
271,200		Atacadao Distribuicao Comercio e Industria Ltd	1,580
106,395	*,g	Avenue Supermarts Ltd	2,742
222,636		Axfood AB	4,958
31,355		Axial Retailing, Inc	1,093
5,700	e	Belc Co Ltd	290
879,100		Berli Jucker PCL	1,231
6,400		BGF retail Co Ltd	938
486,236		Bid Corp Ltd	11,466
325,600		BIM Birlesik Magazalar AS	2,554
72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,227,314		Carrefour S.A.	$20,642
116,153		Casey’s General Stores, Inc	18,467
15,113	e	Casino Guichard Perrachon S.A.	707
60,000		Cawachi Ltd	1,216
1,234,137		Centros Comerciales Sudamericanos S.A.	1,626
22,936	*	Chefs’ Warehouse Holdings, Inc	874
1,350,861		Cia Brasileira de Distribuicao Grupo Pao de Acucar	29,514
31,429		CJ Freshway Corp	779
208,812		Clicks Group Ltd	3,825
79,960		Cocokara Fine Holdings, Inc	4,643
1,247,195		Coles Group Ltd	12,983
65,604		Colruyt S.A.	3,420
4,478,300		Cosco Capital, Inc	606
10,164		Cosmos Pharmaceutical Corp	2,107
1,430,935		Costco Wholesale Corp	420,581
10,408,529		CP Seven Eleven PCL (Foreign)	25,080
14,700		Create SD Holdings Co Ltd	376
13,500		Daikokutenbussaan Co Ltd	399
349,100		Dairy Farm International Holdings Ltd	1,993
153,508	*,g	Dino Polska S.A.	5,825
106,396	g	Dis-Chem Pharmacies Ltd	201
4,222,986	*,e	Distribuidora Internacional de Alimentacion S.A.	484
6,890		Dongsuh Co, Inc	104
16,671		E-Mart Co Ltd	1,834
245,308		Empire Co Ltd	5,754
314,081		Eurocash S.A.	1,808
235,490		FamilyMart Co Ltd	5,640
5,800		G-7 Holdings, Inc	129
4,200	e	Genky DrugStores Co Ltd	90
87,925		George Weston Ltd	6,976
46,721	*,e	Grocery Outlet Holding Corp	1,516
78,500		Grupo Comercial Chedraui S.a. DE C.V.	113
31,948		GS Retail Co Ltd	1,084
4,100		Halows Co Ltd	101
117,758		Heiwado Co Ltd	2,230
7,669	*,e	HF Foods Group Inc	150
9,966		Hyundai Greenfood Co Ltd	102
109,480		ICA Gruppen AB	5,114
13,339		Ingles Markets, Inc (Class A)	634
2,800		Itochu-Shokuhin Co Ltd	134
388,133		J Sainsbury plc	1,184
5,900		Japan Meat Co Ltd	123
636,341		Jeronimo Martins SGPS S.A.	10,486
13,900		Kansai Super Market Ltd	134
48,900		Kato Sangyo Co Ltd	1,602
193,656		Kesko Oyj (B Shares)	13,708
57,968		Kobe Bussan Co Ltd	1,994
1,115,171		Koninklijke Ahold Delhaize NV	27,960
1,689,095		Kroger Co	48,967
8,534		Kusuri no Aoki Holdings Co Ltd	534
141,900	*	La Comer SAB de C.V.	176
10,600		Laobaixing Pharmacy Chain JSC	98
61,351		Lawson, Inc	3,482
73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
48,400		Life Corp	$1,150
204,778		Loblaw Cos Ltd	10,566
370,908		Magnit PJSC (GDR)	4,471
18,092		MARR S.p.A.	413
27,100		Massmart Holdings Ltd	99
99,947		Matsumotokiyoshi Holdings Co Ltd	3,869
3,289,106		Metcash Ltd	5,928
73,968		Metro Wholesale & Food Specialist AG.	1,190
282,285		Metro, Inc	11,650
572,746	*	Migros Ticaret AS	2,331
6,600		Ministop Co Ltd	89
96,415		Natural Grocers by Vitamin C	952
3,100		Nihon Chouzai Co Ltd	109
2,300	e	Nishimoto Co Ltd	75
55,952	e	North West Co, Inc	1,178
12,800		Okuwa Co Ltd	171
539,642	*	Performance Food Group Co	27,781
309,880		Pick’n Pay Stores Ltd	1,414
1,408,822		President Chain Store Corp	14,306
38,320		Pricesmart, Inc	2,722
12,800		Qol Co Ltd	179
255,002		Raia Drogasil S.A.	7,103
3,785		Rami Levi Chain Stores Hashikma Marketing Ltd	218
41,312	e	Retail Partners Co Ltd	340
48,945	*,e	Rite Aid Corp	757
469,600		Robinsons Retail Holdings, Inc	742
42,479		Ryoshoku Ltd	1,200
8,700		San-A Co Ltd	387
725,508		Seven & I Holdings Co Ltd	26,594
1,646,500		Sheng Siong Group Ltd	1,518
5,511		Shoei Foods Corp	205
370,668		Shoprite Holdings Ltd	3,334
97,342		Shufersal Ltd	621
518,113		SMU S.A.	101
10,809		Sogo Medical Holdings Co Ltd	199
35,941	*	Sok Marketler Ticaret AS.	65
2,894,721		Sonae SPGS S.A.	2,955
138,699		Spar Group Ltd	1,959
162,660		SpartanNash Co	2,316
132,000		Springland International Holdings Ltd	37
523,569	*	Sprouts Farmers Market, Inc	10,131
67,338		Sugi Pharmacy Co Ltd	3,552
1,814,028		Sun Art Retail Group Ltd	2,201
93,864		Sundrug Co Ltd	3,396
321,780		SYSCO Corp	27,525
154,000		Taiwan TEA Corp	85
33,968,702		Tesco plc	114,802
24,767		Tsuruha Holdings, Inc	3,180
195,090	*	United Natural Foods, Inc	1,709
29,250	e	United Super Markets Holdings, Inc	258
649,443	*	US Foods Holding Corp	27,205
47,378		Valor Co Ltd	926
8,685		Village Super Market (Class A)	202
114,102		Walgreens Boots Alliance, Inc	6,727
74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
8,375,650	e	Wal-Mart de Mexico SAB de C.V.	$23,987
4,244,298		Walmart, Inc	504,392
10,136		Weis Markets, Inc	410
40,180		Welcia Holdings Co Ltd	2,553
1,316,787	e	WM Morrison Supermarkets plc	3,485
1,484,032		Woolworths Ltd	37,640
103,886		X5 Retail Group NV (GDR)	3,584
5,500		YAKUODO Holdings Co Ltd	123
9,900		Yaoko Co Ltd	505
16,100		Yifeng Pharmacy Chain Co Ltd	169
100,800		Yokohama Reito Co Ltd	922
525,400		Yonghui Superstores Co Ltd	569
3,777	*,e	Zur Rose Group AG.	418
		TOTAL FOOD & STAPLES RETAILING	1,710,839

FOOD, BEVERAGE & TOBACCO - 3.9%
106,795	*,e	22nd Century Group, Inc	117
635,607	*	a2 Milk Co Ltd	6,436
117,387		AAK AB	2,233
29,700	*	Adecoagro S.A.	249
55,016	e	AG. Barr plc	423
6,976		Agrana Beteiligungs AG.	146
353,872		Ajinomoto Co, Inc	5,891
3,720		Alico, Inc	133
193,232		Almarai Co JSC	2,552
3,029,070		Altria Group, Inc	151,181
5,776,374		AMBEV S.A.	26,891
884,257		Anadolu Efes Biracilik Ve Malt Sanayii AS	3,431
39,500		Angel Yeast Co Ltd	174
727,880		Anheuser-Busch InBev S.A.	59,614
18,400		Anhui Gujing Distillery Co Ltd	359
165,230		Anhui Kouzi Distillery Co Ltd	1,304
338,581		Archer-Daniels-Midland Co	15,693
9,772		Ariake Japan Co Ltd	726
1,162,245	*,e	Aryzta AG.	1,299
344,029		Asahi Breweries Ltd	15,695
1,549,625		Associated British Foods plc	53,308
193,262		Astral Foods Ltd	2,996
2,116,528		Ausnutria Dairy Corp Ltd	3,050
191,843		Austevoll Seafood ASA	1,968
642,176	*,e	Australian Agricultural Co Ltd	496
56,705	*	Avanti Feeds Ltd	464
84,013		AVI Ltd	534
61,860	e	B&G Foods, Inc (Class A)	1,109
26,740		Bakkafrost P	1,980
76,417	g	Bakkavor Group plc	141
177,933		Balrampur Chini Mills Ltd	457
3,675	e	Barry Callebaut AG.	8,112
109,993	e	Bega Cheese Ltd	334
190,600		Beijing Dabeinong Technology Group Co Ltd	136
40,600		Beijing Shunxin Agriculture Co Ltd	307
157,600		Beijing Yanjing Brewery Co Ltd	148
1,190		Bell AG.	322
75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,190	*,e	Beyond Meat, Inc	$317
1,264		Binggrae Co Ltd	61
120,314		Biostime International Holdings Ltd	498
8,141		Bonduelle S.C.A.	213
16,027	*	Boston Beer Co, Inc (Class A)	6,056
727,586	*	BRF S.A.	6,387
1,760	*	Bridgford Foods Corp	44
51,267		Britannia Industries Ltd	2,176
103,804		British American Tobacco Malaysia BHD	383
2,952,939		British American Tobacco plc	125,506
1,389	e	British American Tobacco plc (ADR)	59
1,119,509		Britvic plc	13,417
61,407		Brown-Forman Corp (Class A)	3,854
43,151		Brown-Forman Corp (Class B)	2,917
1,105,200	*	Bubs Australia Ltd	762
4,210,100	*,g	Budweiser Brewing Co APAC Ltd	14,210
189,300	e	Bumitama Agri Ltd	113
405,563		Bunge Ltd	23,340
542,688	*	C&C Group plc	2,922
15,514	e	Calavo Growers, Inc	1,405
57,104		Calbee, Inc	1,860
29,716		Cal-Maine Foods, Inc	1,270
29,200		Camil Alimentos S.A.	65
394,120		Campbell Soup Co	19,477
231,019		Carlsberg AS (Class B)	34,476
165,700		Carlsberg Brewery-Malay BHD	1,191
11,421	*	CCL Products India Ltd	32
25,410	*,e	Celsius Holdings, Inc	123
723,000		Charoen Pokphand Enterprise	1,595
3,172,126		Charoen Pokphand Foods PCL	2,908
1,858,000		China Agri-Industries Holdings Ltd	984
4,375,889	*,†,e	China Huishan Dairy Holdings Co Ltd	6
370,000	*,†	China Huiyuan Juice Group Ltd	0	^
2,242,946		China Mengniu Dairy Co Ltd	9,073
573,000	*	China Modern Dairy Holdings	85
3,685,164		China Resources Beer Holdings Company Ltd	20,385
22,600		Chongqing Brewery Co Ltd	169
58,300		Chongqing Fuling Zhacai Group Co Ltd	224
46,061		Chubu Shiryo Co Ltd	680
436,558		Cia Cervecerias Unidas S.A.	4,279
8,196		CJ CheilJedang Corp	1,787
400,033		Cloetta AB	1,357
437,881		Coca-Cola Amatil Ltd	3,400
12,073,209		Coca-Cola Co	668,252
5,409		Coca-Cola Consolidated Inc	1,536
316,409		Coca-Cola European Partners plc (Class A)	16,099
468,327		Coca-Cola Femsa SAB de C.V.	2,845
259,878		Coca-Cola HBC AG.	8,833
17,917		Coca-Cola Icecek AS	116
91,450	e	Coca-Cola West Japan Co Ltd	2,337
9,452,000		Cofco International Ltd	3,653
314,000	*,e	COFCO Meat Holdings Ltd	89
1,383,304		ConAgra Brands, Inc	47,364
315,562		Constellation Brands, Inc (Class A)	59,878
76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
13,725		Corby Spirit and Wine Ltd	$163
194,215	e	Costa Group Holdings Ltd	337
153,795	e	Cott Corp (Toronto)	2,101
48,841	*	Craft Brewers Alliance, Inc	806
38,439		Cranswick plc	1,726
125,549		Daesang Corp	2,519
1,775,500	g	Dali Foods Group Co Ltd	1,315
799,791		Danone	66,419
429,692	*	Darling International, Inc	12,066
3,503,636		Davide Campari-Milano S.p.A	32,014
3,188,107		Diageo plc	134,336
273		Dongwon F&B Co Ltd	53
336		Dongwon Industries Co Ltd	61
5,100		Dydo Drinco, Inc	215
782,325		Eastern Tobacco	759
179,456		Easy Bio, Inc	772
37,429		Ebro Puleva S.A.	810
671,575		Embotelladora Andina S.A.	1,946
475,001		Embotelladoras Arca SAB de C.V.	2,512
1,535		Emmi AG.	1,336
24,054	e	Ezaki Glico Co Ltd	1,072
9,239	*	Farmer Bros Co	139
160,836		Feed One Co Ltd	275
372,700	*	Felda Global Ventures Holdings BHD	139
1,159,784		Fevertree Drinks plc	32,118
296,800	e	First Resources Ltd	419
15,727		Flowers Foods, Inc	342
1,902,063		Fomento Economico Mexicano S.A. de C.V.	17,974
19,318		ForFarmers NV	124
124,300		Foshan Haitian Flavouring & Food Co Ltd	1,922
298,100		Fraser & Neave Holdings BHD	2,539
66,978	e	Freedom Foods Group Ltd	240
28,254		Fresh Del Monte Produce, Inc	988
240,232	*	Freshpet, Inc	14,195
26,080		Fuji Oil Co Ltd	702
45,500		Fujian Sunner Development Co Ltd	157
9,032		Fujicco Co Ltd	161
5,582	e	Fujiya Co Ltd	109
735,809	*	Future Consumer Ltd	231
67,787		Futuris Corp Ltd	307
350,932		General Mills, Inc	18,796
150,014		Genting Plantations BHD	389
104,500		GFPT PCL (Foreign)	43
112,022		Glanbia plc	1,289
21,887		Godfrey Phillips India Ltd	390
3,474,900	e	Golden Agri-Resources Ltd	608
118,382	*	GrainCorp Ltd-A	630
2,440,342		Great Wall Enterprise Co	3,554
317,843	e	Greencore Group plc	1,126
27,067		Grieg Seafood ASA	433
175,895		Gruma SAB de C.V.	1,806
1,412,216		Grupo Bimbo S.A. de C.V. (Series A)	2,572
51,095	e	Grupo Herdez SAB de C.V.	101
77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
62,300		Guangdong Haid Group Co Ltd	$322
8,390	*	Hain Celestial Group, Inc	218
64,500		Heilongjiang Agriculture Co Ltd	90
109,194		Heineken Holding NV	10,613
235,582		Heineken NV	25,143
146,100		Henan Shuanghui Investment & Development Co Ltd	609
261,495		Hershey Co	38,435
11,000		Hokuto Corp	200
27,009		Hormel Foods Corp	1,218
364,295	*	Hostess Brands, Inc	5,297
72,908	e	Hotel Chocolat Group Ltd	430
32,662		House Foods Corp	1,114
787,121		Imperial Tobacco Group plc	19,474
6,242,130		Indofood CBP Sukses Makmur Tbk	5,013
426,344	e	Inghams Group Ltd	1,005
151,186		Ingredion, Inc	14,053
368,200		Inner Mongolia Yili Industrial Group Co Ltd	1,638
1,343,997		IOI Corp BHD	1,515
4,703,810		ITC Ltd	15,668
28,873		Ito En Ltd	1,447
421,800		Itoham Yonekyu Holdings, Inc	2,719
31,716		J&J Snack Foods Corp	5,844
21,281		J.M. Smucker Co	2,216
1,256,319	e	Japan Tobacco, Inc	28,012
200,700	e	Japfa Ltd	86
914,697		JBS S.A.	5,890
7,001		Jeil Holdings Co Ltd	52
59,700		Jiangsu King’s Luck Brewery JSC Ltd	281
631,507		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	10,038
125,200		Jiangxi Zhengbang Technology Co Ltd	291
11,364		Jinro Ltd	284
30,742		John B. Sanfilippo & Son, Inc	2,806
11,373		J-Oil Mills, Inc	451
41,400		Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd	234
20,800		Juewei Food Co Ltd	139
86,561		Juhayna Food Industries	47
51,446		Kagome Co Ltd	1,232
6,700		Kameda Seika Co Ltd	307
6,196		Kaveri Seed Co Ltd	44
369,905		Kellogg Co	25,583
22,400		Kenko Mayonnaise Co Ltd	504
192,287		Kerry Group plc (Class A)	23,963
3,718,764	e	Keurig Dr Pepper, Inc	107,658
9,700		KEY Coffee, Inc	206
581,260		Khon Kaen Sugar Industry PCL	43
130,480		Kikkoman Corp	6,388
856,425		Kirin Brewery Co Ltd	18,693
69,280		Kotobuki Spirits Co Ltd	5,115
1,130,271		Kraft Heinz Co	36,316
55,282	*	KRBL Ltd	221
95,825		KT&G Corp	7,753
1,184,152		Kuala Lumpur Kepong BHD	7,185
97,853		Kweichow Moutai Co Ltd	16,652
78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
17,986		KWS Saat AG.	$1,164
5,138		La Doria S.p.A	54
113,448		Lamb Weston Holdings, Inc	9,760
17,746		Lancaster Colony Corp	2,841
25,926	*	Landec Corp	293
3,603		Lassonde Industries, Inc	431
251,200		Leong Hup International BHD	54
160,841		Leroy Seafood Group ASA	1,071
64,296		Libstar Holdings Ltd	35
242,629		Lien Hwa Industrial Corp	299
16,645		Limoneira Co	320
1,821		Lindt & Spruengli AG.	14,140
102		Lindt & Spruengli AG. (Registered)	9,011
832		Lotte Chilsung Beverage Co Ltd	100
380		Lotte Confectionery Co Ltd	49
3,100		Lotte Samkang Co Ltd	1,107
77,000		Luzhou Laojiao Co Ltd	960
19,600		M Dias Branco S.A.	186
28,347		Maeil Dairies Co Ltd	2,110
92,153	e	Maple Leaf Foods, Inc	1,837
570,800	*	Marfrig Global Foods S.A.	1,416
72,300		Marudai Food Co Ltd	1,507
48,200		Maruha Nichiro Corp	1,234
315,250	*	Masan Group Corp	769
79,037		McCormick & Co, Inc	13,415
114,969		Megmilk Snow Brand Co Ltd	2,618
130,747		MEIJI Holdings Co Ltd	8,836
32,318	e	MGP Ingredients, Inc	1,566
30,700	*	Minerva S.A.	98
8,600		Mitsui Sugar Co Ltd	180
34,128		Molson Coors Brewing Co (Class B)	1,839
6,780,501		Mondelez International, Inc	373,470
3,774,431	*	Monster Beverage Corp	239,865
46,683		Morinaga & Co Ltd	2,242
164,374		Morinaga Milk Industry Co Ltd	6,702
3,427		Muhak Co Ltd	25
87,400		Muyuan Foodstuff Co Ltd	1,114
5,545		Nagatanien Co Ltd	111
38,000		Namchow Chemical Industrial Ltd	65
77		Namyang Dairy Products Co Ltd	29
10,067	*	National Agriculture Development Co	74
11,115	e	National Beverage Corp	567
11,331	*	Naturecell Co Ltd	64
30,108		Nestle India Ltd	6,237
56,500		Nestle Malaysia BHD	2,032
3,688,990	e	Nestle S.A.	399,389
73,212	*,e	New Age Beverages Corp	133
187,700		New Hope Liuhe Co Ltd	538
79,792		Nichirei Corp	1,864
19,897		Nippon Beet Sugar Manufacturing Co Ltd	371
141,500		Nippon Flour Mills Co Ltd	2,186
72,160		Nippon Meat Packers, Inc	2,989
151,759		Nippon Suisan Kaisha Ltd	906
79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
90,022		Nisshin Oillio Group Ltd	$3,117
158,747		Nisshin Seifun Group, Inc	2,770
86,033		Nissin Food Products Co Ltd	6,390
1,860,435		Nissin Foods Co Ltd	1,479
879		Nong Shim Co Ltd	183
427		Nong Shim Holdings Co Ltd	29
7,211		Norway Royal Salmon ASA	196
169,143		Oceana Group Ltd	743
69,059		Origin Enterprises plc	287
4,519		Orion Corp	69
20,658		Orion Corp/Republic of Korea	1,884
18,457		Orior AG.	1,707
599,361		Orkla ASA	6,078
726,900		Osotspa PCL	981
1,241		Ottogi Corp	595
329,361		PAN Fish ASA	8,564
3,322,277		PepsiCo, Inc	454,056
170,486		Pernod-Ricard S.A.	30,506
113		Philip Morris CR	76
4,107,863		Philip Morris International, Inc	349,538
33,200	*	Pilgrim’s Pride Corp	1,086
27,823		Pioneer Foods Ltd	218
8,330	*	Post Holdings, Inc	909
430,229		PPB Group BHD	1,983
366,767	*	Premier Foods plc	184
36,219	e	Premium Brands Holdings Corp	2,537
171,800		Prima Meat Packers Ltd	3,990
36,219	*,e	Primo Water Corp	407
12,215,118		PT Charoen Pokphand Indonesia Tbk	5,713
455,311		PT Gudang Garam Tbk	1,737
9,189,800		PT Hanjaya Mandala Sampoerna Tbk	1,388
3,177,391		PT Indofood Sukses Makmur Tbk	1,812
9,143,400	*	PT Inti Agri Resources Tbk	33
13,316,400		PT Japfa Comfeed Indonesia Tbk	1,471
707,500		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	76
598,700		PT Sawit Sumbermas Sarana Tbk	36
4,371,600		PT Tunas Baru Lampung Tbk	313
3,583		Pulmuone Co Ltd	35
56,697		Q.P. Corp	1,274
479,500		QL Resources BHD	953
12,572		Radico Khaitan Ltd	55
18,928		Remy Cointreau S.A.	2,325
38,468		Rhodes Food Group Pty Ltd	41
5,300		Riken Vitamin Co Ltd	203
9,625		Rock Field Co Ltd	135
106,875	e	Rogers Sugar, Inc	405
5,700	e	Rokko Butter Co Ltd	90
1,606		Ros Agro plc (ADR)	16
155,591		Royal Unibrew A.S.	14,252
9,615		S Foods, Inc	251
15,655		Sakata Seed Corp	525
112,239		Salmar ASA	5,752
432		Samlip General Foods Co Ltd	32
80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
834		Samyang Corp	$36
950		Samyang Foods Co Ltd	74
8,818		Samyang Holdings Corp	511
19,118		Sanderson Farms, Inc	3,369
173,500		Sao Martinho S.A.	1,025
34,086		Sapporo Holdings Ltd	805
234,113		Saputo, Inc	7,248
23,158		Saudia Dairy & Foodstuff Co	883
521,126	*	Savola Group	4,772
127,459		Scandi Standard AB	1,012
214,993	g	Scandinavian Tobacco Group A.S.	2,622
6,863		Schouw & Co	577
793		Seaboard Corp	3,371
129,168		Select Harvests Ltd	761
7,273	*	Seneca Foods Corp	297
40,537		Shanxi Xinghuacun Fen Wine Factory Co Ltd	523
42,387		Showa Sangyo Co Ltd	1,213
22,900		Sichuan Swellfun Co Ltd	170
1,563,260		Sime Darby Plantation BHD	2,083
638,718	*	Simply Good Foods Co	18,229
465,000		SLC Agricola S.A.	2,875
303,861		Standard Foods Corp	706
3,400		Starzen Co Ltd	138
81,497		Strauss Group Ltd	2,502
198,386		Suedzucker AG.	3,634
127,023		Suntory Beverage & Food Ltd	5,303
200,802		Swedish Match AB	10,345
44,024	*	Synlait Milk Ltd	264
81,703		Takara Holdings, Inc	750
97,800		Taokaenoi Food & Marketing PCL	34
110,277		Tassal Group Ltd	322
68,795		Tata Tea Ltd	310
522,328		Tate & Lyle plc	5,263
140,400	*	Tech-Bank Food Co Ltd	253
2,355,509		Thai Union Group PCL	1,060
775,700		Thai Vegetable Oil PCL (Foreign)	712
135,284	e	Tiger Brands Ltd	2,036
1,725,190		Tingyi Cayman Islands Holding Corp	2,944
24,200		Toly Bread Co Ltd	148
52,309	*,†	Tongaat Hulett Ltd	0	^
171,600		Tongwei Co Ltd	324
14,466	e	Tootsie Roll Industries, Inc	494
80,017		Toyo Suisan Kaisha Ltd	3,398
624,178		Treasury Wine Estates Ltd	7,110
836,295	*	TreeHouse Foods, Inc	40,560
367,579		Tsingtao Brewery Co Ltd	2,469
41,100		Tsingtao Brewery Co Ltd (Class A)	301
90,000		Ttet Union Corp	363
24,329	e	Turning Point Brands, Inc	696
302,538		Tyson Foods, Inc (Class A)	27,543
36,374	*	Ulker Biskuvi Sanayi AS	137
1,078,000		Uni-President China Holdings Ltd	1,132
4,362,977		Uni-President Enterprises Corp	10,819
81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
355,131	*	United Spirits Ltd	$2,984
22,751		Universal Corp	1,298
1,113,044		Universal Robina	3,187
75,521	*	Varun Beverages Ltd	750
106,929		Vector Group Ltd	1,432
12,820	*	Venky’s India Ltd	316
45,652	*,e	Village Farms International, Inc	284
3,697		Vilmorin & Cie	200
430,590		Vina Concha y Toro S.A.	811
21,471		Viscofan S.A.	1,137
680,000	e	Vitasoy International Holdings Ltd	2,467
3,843,614		Want Want China Holdings Ltd	3,590
6,232		Warabeya Nichiyo Co Ltd	100
1,350,000		Wei Chuan Food Corp	1,129
273,200		Wens Foodstuffs Group Co Ltd	1,319
12,450,500	g	WH Group Ltd	12,873
3,244,980		Wilmar International Ltd	9,942
319,706		Wuliangye Yibin Co Ltd	6,118
168,971		Yakult Honsha Co Ltd	9,312
85,767		Yamazaki Baking Co Ltd	1,533
906,000		Yihai International Holding Ltd	5,318
58,600		Yuan Longping High-tech Agriculture Co Ltd	124
139,000	g	Zhou Hei Ya International Holdings Co Ltd	99
		TOTAL FOOD, BEVERAGE & TOBACCO	4,610,995

HEALTH CARE EQUIPMENT & SERVICES - 5.0%
4,673,302		Abbott Laboratories	405,923
6,425	*	Abiomed, Inc	1,096
32,562	*	Acadia Healthcare Co, Inc	1,082
178,793	*,e	Accuray, Inc	504
16,283	*	Addus HomeCare Corp	1,583
433,968	e	Advanced Medical Solutions Group plc	1,702
139,667	*	AGFA-Gevaert NV	723
221,180		Aier Eye Hospital Group Co Ltd	1,258
72,000	g	AK Medical Holdings Ltd	81
13,632	*	Al Hammadi Co for Development and Investment	76
793,898	*	Alcon, Inc	44,968
314,258	*,e	Alcon, Inc (XNYS)	17,778
221,022		Alfresa Holdings Corp	4,490
3,278,659	*	Alibaba Health Information Technology Ltd	3,787
189,400	*	Align Technology, Inc	52,850
12,600		Alliar Medicos A Frente S.A.	57
158,171	*	Allscripts Healthcare Solutions, Inc	1,552
33,474	*	Alphatec Holdings Inc	237
25,478	e,g	Ambea AB	214
113,234	e	Ambu A.S.	1,899
71,656	*	Amedisys, Inc	11,961
17,054	*	American Renal Associates Holdings, Inc	177
138,273		AmerisourceBergen Corp	11,756
43,284	*	AMN Healthcare Services, Inc	2,697
228,312		Amplifon S.p.A.	6,571
65,104	*	Angiodynamics, Inc	1,042
384,267		Ansell Ltd	7,825
152,048	*	Antares Pharma, Inc	715
82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
352,076		Anthem, Inc	$106,338
69,470		Apollo Hospitals Enterprise Ltd	1,405
6,423	*,e	Apollo Medical Holdings, Inc	118
33,841	*	Apyx Medical Corp	286
468,068		Arjo AB	2,250
22,007		As One Corp	2,057
135,640		Asahi Intecc Co Ltd	3,972
17,924		Ascom Holding AG.	195
107,010	*	AtriCure, Inc	3,479
1,325		Atrion Corp	996
57,634	e,g	Attendo AB	332
213,028		Australian Pharmaceutical Industries Ltd	200
15,300		Autobio Diagnostics Co Ltd	212
22,465	*,e	Avalon GloboCare Corp	43
45,647	*	Avanos Medical, Inc	1,538
32,960	*	AxoGen, Inc	590
15,839	*,e	Axonics Modulation Technologies, Inc	439
257,450		Bangkok Chain Hospital PCL	147
8,854,445		Bangkok Dusit Medical Services PCL (Foreign)	7,674
3,298,059		Baxter International, Inc	275,784
130,422		Becton Dickinson & Co	35,471
7,400		Beijing Chunlizhengda Medical Instruments Co Ltd	44
21,363	*,e,g	Biocartis NV	137
6,839	*,e	BioLife Solutions Inc	111
36,565		BioMerieux	3,260
16,643	*,e	BioSig Technologies Inc	99
31,855	*	BioTelemetry, Inc	1,475
70,700		BML, Inc	2,028
6,616,814	*	Boston Scientific Corp	299,212
720,969	*	Brookdale Senior Living, Inc	5,241
318,965		Bumrungrad Hospital PCL (Foreign)	1,564
3,643		Cantel Medical Corp	258
27,849		Cardinal Health, Inc	1,409
32,723	*	Cardiovascular Systems, Inc	1,590
34,361		Carl Zeiss Meditec AG.	4,368
101,384	*	Castlight Health, Inc	135
7,317	*,e	Catasys Inc	119
31,960		Cellavision AB	1,090
4,200	*	Celltrion Healthcare Co Ltd	191
72,242	*	Centene Corp	4,542
72,359		Cerner Corp	5,310
141,254	*	Cerus Corp	596
9,103	*	CHA Bio & Diostech Co Ltd	113
73,473	*	Change Healthcare, Inc	1,204
25,396		Chemed Corp	11,155
20,373		China National Accord Medicines Corp Ltd	133
31,700		China National Medicines Corp Ltd	124
14,500	*	China Reform Health Management and Services Group Co Ltd	36
193,500		China Resources Phoenix Healthcare Holdings Co Ltd	112
904,900		Chularat Hospital PCL	78
1,368,313		Cigna Corp	279,806
83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
253,662	*	Cleopatra Hospital	$95
1,698,000	e	C-Mer Eye Care Holdings Ltd	1,092
121,669		Cochlear Ltd	19,176
78,159		Coloplast AS	9,696
2,581		Coltene Holding AG.	237
16,376		CompuGroup Medical AG.	1,171
13,258		Computer Programs & Systems, Inc	350
262,345	*,e	ConforMIS, Inc	394
47,036		Conmed Corp	5,260
1,527,798	g	ConvaTec Group plc	4,021
86,919		Cooper Cos, Inc	27,926
19,043	*	Corvel Corp	1,664
6,628	*,e	Covetrus, Inc	87
89,129	e	Craneware plc	3,046
40,498	*	Cross Country Healthcare, Inc	471
34,884	*	CryoLife, Inc	945
31,898	*,e	CryoPort, Inc	525
26,833	*	Cutera, Inc	961
106,344		CVS Group plc	1,613
4,372,567		CVS Health Corp	324,838
58,531	*	CYBERDYNE, Inc	304
30,288	*,e	CytoSorbents Corp	117
7,168		Dallah Healthcare Co	89
1,611,571		Danaher Corp	247,344
75,414	*	DaVita, Inc	5,658
1,599		Dentium Co Ltd	74
393,691		Dentsply Sirona, Inc	22,279
529,910	*	DexCom, Inc	115,913
22,662		DiaSorin S.p.A.	2,935
2,385	*	DIO Corp	87
62,333	*	Diplomat Pharmacy, Inc	249
23,960	g	Dr Lal PathLabs Ltd	501
12,846		Draegerwerk AG.	803
1,622		Draegerwerk AG. & Co KGaA	72
28,491		Eckert & Ziegler Strahlen- und Medizintechnik AG.	6,052
932,818	*	Edwards Lifesciences Corp	217,617
110,300		Eiken Chemical Co Ltd	2,041
5,800		El.En. S.p.A	215
83,469	e	Elan Corp	1,226
15,132	*,e	ElectroCore LLC	24
429,196	e	Elekta AB (B Shares)	5,652
18,200		EM Systems Co Ltd	162
125,756		EMIS Group plc	1,846
248,726		Encompass Health Corp	17,229
125,914		Ensign Group, Inc	5,713
763,359	*	Envista Holdings Corp	22,626
95,774	*	Enzo Biochem, Inc	252
121,637		Estia Health Ltd	208
146,183	*	Evolent Health, Inc	1,323
3,286	*	Exagen, Inc	83
101,486	e	Extendicare, Inc	660
147,065		Fagron NV	3,195
564,786		Fisher & Paykel Healthcare Corp	8,453
277,700		Fleury S.A.	2,116
84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
98,363	*	Fortis Healthcare Ltd	$182
171,344		Fresenius Medical Care AG.	12,616
93,050		Fresenius SE	5,236
156,389	g	Galenica AG.	9,659
3,255,000	g	Genertec Universal Medical Group Company Limited	2,463
419,417	*,e	Genesis Health Care, Inc	688
278,595	*	GenMark Diagnostics, Inc	1,340
374,261		Getinge AB (B Shares)	6,960
11,000		Ginko International Co Ltd	78
37,305	*	Glaukos Corp	2,032
212,672	*	Globus Medical, Inc	12,522
209,841		GN Store Nord	9,871
52,476		Green Hospital Supply, Inc	2,421
23,000		Guangzhou Kingmed Diagnostics Group Co Ltd	169
481,008	*	Guardant Health, Inc	37,586
3,026		Guerbet	140
85,186	*	Haemonetics Corp	9,788
372,858	*	Hanger Inc	10,295
178,200	g	Hapvida Participacoes e Investimentos S.A.	2,838
1,351,400		Hartalega Holdings BHD	1,812
1,082,775		HCA Healthcare, Inc	160,045
467,169		Healius Ltd	903
8,373	*,e	Health Catalyst, Inc	291
187,131	*	HealthEquity, Inc	13,861
100,938	*	HealthStream, Inc	2,746
48,566	*	Henry Schein, Inc	3,240
6,650	*	Heska Corp	638
90,433		Hill-Rom Holdings, Inc	10,267
9,217	*	HLB Life Science CO Ltd	221
465,259	*	HMS Holdings Corp	13,772
12,500		Hogy Medical Co Ltd	408
1,660,889	*	Hologic, Inc	86,715
201,389		Hoya Corp	19,225
105,120		Huadong Medicine Co Ltd	369
81,007		Humana AB	527
331,691		Humana, Inc	121,571
1,090		Huons Global Co Ltd	33
1,742	*	ICU Medical, Inc	326
107,546	*	IDEXX Laboratories, Inc	28,083
2,012,242		IHH Healthcare BHD	2,694
1,978		InBody Co Ltd	40
17,114	*	Inogen, Inc	1,169
170,035	*,e	Inovalon Holdings, Inc	3,200
12,726	*	Inspire Medical Systems, Inc	944
12,200		Instituto Hermes Pardini S.A.	83
112,642	*	Insulet Corp	19,284
181,214	*	Integer Holding Corp	14,575
77,837	*	Integra LifeSciences Holdings Corp	4,536
8,558	*,e	IntriCon Corp	154
362,598	*	Intuitive Surgical, Inc	214,350
31,217		Invacare Corp	282
11,575	*,e	Ion Beam Applications	170
22,014	*,e	iRadimed Corp	515
85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
25,137	*	iRhythm Technologies, Inc	$1,712
77,000	*	IVD Medical Holding Ltd	31
18,200		Jafron Biomedical Co Ltd	188
30,400	e	Japan Lifeline Co Ltd	414
7,800		Japan Medical Dynamic Marketing, Inc	167
19,728		Jeol Ltd	596
63,200		Jiangsu Yuyue Medical Equipment & Supply Co Ltd	185
88,270	*	Joint Corp	1,425
206,000		Jointown Pharmaceutical Group Co Ltd	419
1,236,616		Koninklijke Philips Electronics NV	60,450
62,657		Korian-Medica	2,954
878,100		Kossan Rubber Industries	894
8,695,292		KPJ Healthcare BHD	2,010
261,039	*	Laboratory Corp of America Holdings	44,160
159,630	*	Lantheus Holdings, Inc	3,274
2,638		Le Noble Age	147
15,062		LeMaitre Vascular, Inc	541
97,300		Lepu Medical Technology Beijing Co Ltd	463
28,592	*	LHC Group, Inc	3,939
2,290,174		Life Healthcare Group Holdings Pte Ltd	4,031
544,000	*	Lifetech Scientific Corp	104
45,877	*	LivaNova plc	3,460
42,806	*	Livongo Health, Inc	1,073
599,938		M3, Inc	18,091
65,717	*	Magellan Health Services, Inc	5,142
69,480		Mani, Inc	1,986
21,043	*	Masimo Corp	3,326
797,565		McKesson Corp	110,319
3,870	*,g	Medacta Group S.A.	290
1,588	*,e,g	Medartis Holding AG.	72
11,900	*	Medical Data Vision Co Ltd	96
372,422		Medicare Group	864
352,173		Mediceo Paltac Holdings Co Ltd	7,773
218,914		Mediclinic International plc	1,194
3,417	*	Medipost Co Ltd	103
83,832	*	MEDNAX, Inc	2,330
1,722,756		Medtronic plc	195,447
217,748		Meinian Onehealth Healthcare Holdings Co Ltd	466
13,942		Menicon Co Ltd	583
95,796		Meridian Bioscience, Inc	936
51,813	*	Merit Medical Systems, Inc	1,618
3,620	e	Mesa Laboratories, Inc	903
93,126		Metlifecare Ltd	428
3,004	*,g	Metropolis Healthcare Ltd	61
720,352	e	Microport Scientific Corp	854
7,529	*	Middle East Healthcare Co	60
28,500		Miraca Holdings, Inc	698
7,384	*	Misonix Inc	137
19,869	*,g	MLP Saglik Hizmetleri AS.	53
215,780	*	Molina Healthcare, Inc	29,279
11,450		Mouwasat Medical Services Co	269
12,636		Nagaileben Co Ltd	277
35,722		Nakanishi, Inc	681
470,867	*	Nanosonics Ltd	2,102
86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
11,298		National Healthcare Corp	$976
5,137		National Medical Care Co	67
16,172		National Research Corp	1,066
78,832	*	Natus Medical, Inc	2,601
163,401	*	Neogen Corp	10,664
479,809		Network Healthcare Holdings Ltd	667
3,593		Neuca S.A.	358
14,037	*	Neuronetics, Inc	63
164,733	*	Nevro Corp	19,363
50,117	*	NextGen Healthcare, Inc	805
64,350		Nichii Gakkan Co	973
43,177		Nihon Kohden Corp	1,197
181,467		Nikkiso Co Ltd	2,378
74,052		Nipro Corp	891
110,454	e	NMC Health plc	2,588
46,809	e,g	NNIT A.S.	784
576,900		Notre Dame Intermedica Participacoes S.A.	9,816
215,085	*	Novocure Ltd	18,125
174,751	*	NuVasive, Inc	13,515
75,800		Odontoprev S.A.	319
1,102,670		Olympus Corp	16,995
64,831	*	Omnicell, Inc	5,298
11,699	*,e	OptimizeRx Corp	120
124,372	*	Option Care Health, Inc	464
65,371	*	OraSure Technologies, Inc	525
65,244		Oriola-KD Oyj (B Shares)	148
24,414	e	Orpea	3,132
46,695	*	Orthofix Medical Inc	2,156
16,041	*	OrthoPediatrics Corp	754
2,702	*	Osstem Implant Co Ltd	99
11,500		Ovctek China, Inc	78
56,238		Owens & Minor, Inc	291
10,853		Paramount Bed Holdings Co Ltd	451
81,143		Patterson Cos, Inc	1,662
172,784	*	Pennant Group, Inc	5,714
7,218	*,e	Penumbra, Inc	1,186
19,450	*,e	PetIQ, Inc	487
73,860		Phonak Holding AG.	16,885
10,421	*	Phreesia, Inc	278
79,000	*,†	Pihsiang Machinery Manufacturing Co Ltd	0	^
281,600	*,e,g	Ping An Healthcare and Technology Co Ltd	2,055
302,971	*	PolyNovo Ltd	420
4,699	*	Premier, Inc	178
122,551		Pro Medicus Ltd	1,919
11,169	*,e	Progyny, Inc	307
76,177	*	Providence Service Corp	4,508
10,587	*,e	Pulse Biosciences, Inc	142
574,200		Qualicorp S.A.	5,315
92,112		Quest Diagnostics, Inc	9,837
33,256	*	Quidel Corp	2,495
399,434	*	R1 RCM, Inc	5,185
70,421	*	RadNet, Inc	1,430
497,456	e	Raffles Medical Group Ltd	370
87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
116,147		Ramsay Health Care Ltd	$5,909
22,128	*	RaySearch Laboratories AB	253
74,270		Regis Healthcare Ltd	128
27,124		Resmed, Inc	4,203
8,824		Rhoen Klinikum AG.	173
67,131	*,e	Rockwell Medical, Inc	164
126,091	*	RTI Surgical Holdings Inc	345
345,685		Ryman Healthcare Ltd	3,799
37,803		Sartorius AG.	8,081
10,170	*	Saudi Chemical Co	65
31,863	*	SeaSpine Holdings Corp	383
787,529		Selcuk Ecza Deposu Ticaret ve Sanayi AS	807
394,382	*	Select Medical Holdings Corp	9,205
97,769	*,e	Senseonics Holdings, Inc	90
7,008,415		Shandong Weigao Group Medical Polymer Co Ltd	8,398
81,600		Shanghai Pharmaceuticals Holding Co Ltd	215
664,840		Shanghai Pharmaceuticals Holding Co Ltd (Hong Kong)	1,294
28,153		Shenzhen Mindray Bio-Medical Electronics Co Ltd	736
24,256	*	Shockwave Medical Inc	1,065
49,507	*	SI-BONE, Inc	1,064
134,792	g	Siemens Healthineers AG.	6,462
75,760	e	Sienna Senior Living, Inc	1,065
250,045	*,e	Sientra, Inc	2,235
545,188		Sigma Healthcare Ltd	222
153,902	*	Silk Road Medical Inc	6,215
11,656		Simulations Plus, Inc	339
5,168,271		Sinopharm Group Co	18,858
1,186,082		Smith & Nephew plc	28,585
1,300		Software Service, Inc	132
25,800		Solasto Corp	302
70,125	*,e	Soliton Inc	770
560,357		Sonic Healthcare Ltd	11,298
152,652	g	Spire Healthcare Group plc	287
15,000		St. Shine Optical Co Ltd	228
208,613	*	Staar Surgical Co	7,337
159,685		STERIS plc	24,339
2,613		STRATEC Biomedical AG.	179
9,548		Straumann Holding AG.	9,366
470,382		Stryker Corp	98,752
14,286		Suheung Capsule Co Ltd	438
115,348		Summerset Group Holdings Ltd	691
6,165,313		Supermax Corp BHD	2,096
21,302	*,e	Surgery Partners, Inc	333
54,091	*	SurModics, Inc	2,241
92,339		Suzuken Co Ltd	3,764
91,422		Sysmex Corp	6,224
19,601	*,e	Tabula Rasa HealthCare, Inc	954
68,467	*,e	Tactile Systems Technology, Inc	4,622
12,000		TaiDoc Technology Corp	52
204,404	*	Tandem Diabetes Care, Inc	12,185
99,057	*,e	Teladoc, Inc	8,293
72,873		Teleflex, Inc	27,432
479,977	*	Tenet Healthcare Corp	18,254
88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
267,264		Terumo Corp	$9,481
103,800		Thonburi Healthcare Group PCL	93
44,351	*,e	Tivity Health, Inc	902
346,300		Toho Pharmaceutical Co Ltd	7,673
10,709		Tokai Corp (GIFU)	276
1,497,600		Top Glove Corp BHD	1,722
17,900	*	Topchoice Medical Corp	264
2,414,000	†,e	Town Health International Medical Group Ltd	3
13,531	*,e	Transmedics Group, Inc	257
133,160	*	Triple-S Management Corp (Class B)	2,462
27,100		Tsuki Corp	146
134,567		United Drug plc	1,439
2,740,882		UnitedHealth Group, Inc	805,764
13,128		Universal Health Services, Inc (Class B)	1,883
12,257		US Physical Therapy, Inc	1,402
3,201		Utah Medical Products, Inc	345
25,799		Value Added Technologies Co Ltd	651
15,001	*	Vapotherm, Inc	182
163,211	*	Varex Imaging Corp	4,865
16,980	*	Varian Medical Systems, Inc	2,411
253,422	*	Veeva Systems, Inc	35,646
1,833		Vieworks Co Ltd	50
62,348	*,e	ViewRay, Inc	263
39,557		Virtus Health Ltd	130
21,300		VITAL KSK Holdings, Inc	205
31,195	*,e	Vocera Communications, Inc	648
9,594	*	WellCare Health Plans, Inc	3,168
264,018		West Pharmaceutical Services, Inc	39,690
22,110	*,e	William Demant Holding A.S.	696
74,900		Winning Health Technology Group Co Ltd	161
126,656	*	Wright Medical Group NV	3,860
114,027	*,e	Xvivo Perfusion AB	2,070
2,035	e	Ypsomed Holding AG.	275
2,257,739		Zimmer Biomet Holdings, Inc	337,938
15,924	e	Zynex Inc	125
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,919,537

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
1,676		Aekyung Industrial Co Ltd	41
29,292		Amorepacific Corp	5,045
10,907		Amorepacific Corp (Preference)	843
1,351	*	Avon Products, Inc	8
33,314		Bajaj Corp Ltd	110
86,490		Beiersdorf AG.	10,347
37,870	*	BellRing Brands, Inc	806
5,499,000	†,e	Best World International Ltd	4,170
7,032	e	Blackmores Ltd	418
57,663	e	BWX Ltd	180
115,500		By-health Co Ltd	271
20,938	*,e	Central Garden & Pet Co	651
91,644	*	Central Garden and Pet Co (Class A)	2,691
10,000		Chlitina Holding Ltd	80
62,125		Church & Dwight Co, Inc	4,370
89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
22,315		Clorox Co	$3,426
2,122,830		Colgate-Palmolive Co	146,136
55,475		Colgate-Palmolive India Ltd	1,137
1,733		Cosmax, Inc	119
63,735		Coty, Inc	717
683,697		Dabur India Ltd	4,393
34,800	e	Earth Chemical Co Ltd	1,817
51,392	*	Edgewell Personal Care Co	1,591
752,004	*	elf Beauty, Inc	12,130
1,099,446	e	Energizer Holdings, Inc	55,214
775,671		Essity AB	24,981
659,190		Estee Lauder Cos (Class A)	136,149
40,800	*,e	Euglena Co Ltd	292
64,884		Fancl Corp	1,727
6,533		Gillette India Ltd	602
467,761		Godrej Consumer Products Ltd	4,487
26,000		Grape King Industrial Co	169
544,447		Hengan International Group Co Ltd	3,878
100,131		Henkel KGaA	9,412
134,136		Henkel KGaA (Preference)	13,856
126,928	*	Herbalife Nutrition Ltd	6,051
819,914		Hindustan Lever Ltd	22,096
7,594	*	Hyundai Bioscience Co Ltd	92
7,671		Inter Parfums S.A.	319
47,098		Inter Parfums, Inc	3,424
43,722	e	Jamieson Wellness, Inc	867
62,504		Jyothy Laboratories Ltd	129
496,796		Kao Corp	40,973
252,107		Kimberly-Clark Corp	34,677
2,175,416		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	4,315
34,800	e	Kitanotatsujin Corp	231
48,460		Kobayashi Pharmaceutical Co Ltd	4,105
1,862		Kolmar BNH Co Ltd	45
3,174		Korea Kolmar Co Ltd	129
2,270		Korea Kolmar Holdings Co Ltd	44
24,540		Kose Corp	3,577
8,929		LG Household & Health Care Ltd	9,699
2,144		LG Household & Health Care Ltd (Preference)	1,428
14,056	*	Lifevantage Corp	219
211,850		Lion Corp	4,118
393,818		L’Oreal S.A.	116,455
20,872		Mandom Corp	571
327,201		Marico Ltd	1,566
10,418	e	Medifast, Inc	1,142
12,498		Milbon Co Ltd	709
6,478	*	Nature’s Sunshine Products, Inc	58
8,400		Noevir Holdings Co Ltd	448
6,653		Nu Skin Enterprises, Inc (Class A)	273
5,449		Oil-Dri Corp of America	198
37,894		Ontex Group NV	798
23,398		Pacific Corp	1,672
102,260	e	Pigeon Corp	3,744
135,655	e	Pola Orbis Holdings, Inc	3,231
6,798,188		Procter & Gamble Co	849,094
90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,607,500		PT Industri Jamu Dan Farmasi Sido Muncul Tbk	$515
3,267,929		PT Unilever Indonesia Tbk	9,879
141,591		PZ Cussons plc	391
1,386,825		Reckitt Benckiser Group plc	112,650
38,128	*,e	Revlon, Inc (Class A)	817
50,929		Rohto Pharmaceutical Co Ltd	1,541
61,427		Sarantis S.A.	587
25,900		Shanghai Jahwa United Co Ltd	115
410,943		Shiseido Co Ltd	29,181
4,056		Spectrum Brands Holdings, Inc	261
33,000		ST Corp	521
24,128		TCI Co Ltd	229
326,392		Uni-Charm Corp	11,021
1,886,255		Unilever NV	108,253
1,255,114		Unilever plc	71,846
11,704	*	USANA Health Sciences, Inc	919
72,000		Vinda International Holdings Ltd	131
13,017		WD-40 Co	2,527
15,700	e	YA-MAN Ltd	105
8,353	*,e	Youngevity International Inc	27
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,920,277

INSURANCE - 4.1%
152,204		Admiral Group plc	4,651
166,423		Aegon NV	762
1,179,395		Aflac, Inc	62,390
293,248	e	Ageas	17,341
12,850,723		AIA Group Ltd	135,163
4,167	*	Al Rajhi Co for Co-operative Insurance	71
29,778	*	Alleghany Corp	23,810
527,236		Allianz AG.	129,187
551,847		Allstate Corp	62,055
30,607		Alm Brand AS	272
43,574	*	AMBAC Financial Group, Inc	940
230,841		American Equity Investment Life Holding Co	6,909
232,293		American Financial Group, Inc	25,471
3,559,807		American International Group, Inc	182,725
37,869		American National Insurance Co	4,456
19,566		Amerisafe, Inc	1,292
9,400		Anicom Holdings, Inc	317
377,998		Aon plc	78,733
901,217	*	Arch Capital Group Ltd	38,653
112,464		Argo Group International Holdings Ltd	7,395
491,285		Arthur J. Gallagher & Co	46,785
89,298		ASR Nederland NV	3,346
1,499,773		Assicurazioni Generali S.p.A.	30,963
271,156		Assurant, Inc	35,543
220,951		Assured Guaranty Ltd	10,831
723,169	*	Athene Holding Ltd	34,011
3,558,943		Aviva plc	19,754
2,847,598		AXA Equitable Holdings, Inc	70,563
1,683,605		AXA S.A.	47,572
497,136		Axis Capital Holdings Ltd	29,550
91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
53,864		Bajaj Finserv Ltd	$7,092
63,495		Baloise Holding AG.	11,492
204,100		Bangkok Life Assurance PCL	141
1,081,074		BB Seguridade Participacoes S.A.	10,163
496,469		Beazley plc	3,653
4,211,500	*	Berkshire Hathaway, Inc (Class B)	953,905
434,253	*	Brighthouse Financial, Inc	17,036
619,817		Brown & Brown, Inc	24,470
547,866	*	BRP Group, Inc	8,793
28,530		Bupa Arabia for Cooperative Insurance Co	779
6,340,799		Cathay Financial Holding Co Ltd	9,003
9,100,577		China Development Financial Holding Corp	2,956
1,426,694		China Insurance International Holdings Co Ltd	3,539
14,235,890		China Life Insurance Co Ltd	39,599
158,700		China Life Insurance Co Ltd (Class A)	796
2,889,253	*	China Life Insurance Co Ltd (Taiwan)	2,467
336,000		China Pacific Insurance Group Co Ltd	1,828
2,105,139		China Pacific Insurance Group Co Ltd (Hong Kong)	8,294
4,938,000		China Reinsurance Group Corp	812
1,270,062		Chubb Ltd	197,698
389,027		Cincinnati Financial Corp	40,906
52,794	*,e	Citizens, Inc (Class A)	356
129,734	*	Clal Insurance	1,953
73,898		CNA Financial Corp	3,311
103,590		CNP Assurances	2,064
43,708	*	Co for Cooperative Insurance	894
144,523		Conseco, Inc	2,620
3,630,000	*,†,e	Convoy Financial Holdings Ltd	5
946,144		Corp Mapfre S.A.	2,509
11,540		Crawford & Co	132
1,264,931		Dai-ichi Mutual Life Insurance Co	20,846
904,102		Direct Line Insurance Group plc	3,741
618,216		Discovery Holdings Ltd	5,325
24,469		Donegal Group, Inc (Class A)	363
45,702		Dongbu Insurance Co Ltd	2,064
21,539	*	eHealth, Inc	2,069
168,045		Employers Holdings, Inc	7,016
10,891	*	Enstar Group Ltd	2,253
39,406	e	Erie Indemnity Co (Class A)	6,541
107,780		Everest Re Group Ltd	29,838
27,335		Fairfax Financial Holdings Ltd	12,835
12,100	e	Fanhua, Inc (ADR)	314
8,291		FBL Financial Group, Inc (Class A)	489
13,529		FedNat Holding Co	225
505,935		Fidelity National Financial Inc	22,944
529,786		First American Financial Corp	30,897
2,608	e	Fondiaria-Sai S.p.A	8
12,038,461		Fubon Financial Holding Co Ltd	18,643
1,133,845	*	Genworth Financial, Inc (Class A)	4,989
117,200		Gjensidige Forsikring BA	2,460
9,552		Global Indemnity Ltd	283
171,858		Globe Life, Inc	18,088
11,313	e	Goosehead Insurance, Inc	480
289,163		Great-West Lifeco, Inc	7,406
92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
27,421	*	Greenlight Capital Re Ltd (Class A)	$277
85,495		Grupo Catalana Occidente S.A.	2,987
137,693	*	Hallmark Financial Services	2,419
71,315		Hannover Rueckversicherung AG.	13,751
61,415		Hanover Insurance Group, Inc	8,394
14,810		Hanwha Non-Life Insurance Co Ltd	36
336,310		Harel Insurance Investments & Finances Ltd	2,630
1,521,365		Hartford Financial Services Group, Inc	92,453
521,641	g	Hastings Group Holdings Ltd	1,238
5,439		HCI Group, Inc	248
671,455	g	HDFC Life Insurance Co Ltd	5,892
9,689	*,e	Health Insurance Innovations, Inc	187
24,066		Helvetia Holding AG.	3,399
215,929		Heritage Insurance Holdings, Inc	2,861
168,441	e	Hiscox Ltd	3,177
86,394		Horace Mann Educators Corp	3,772
162,800		Hubei Biocause Pharmaceutical Co Ltd	165
64,167		Hyundai Marine & Fire Insurance Co Ltd	1,493
161,671		iA Financial Corp, Inc	8,881
214,431	g	ICICI Lombard General Insurance Co Ltd	4,166
293,822	g	ICICI Prudential Life Insurance Co Ltd	1,986
3,787		IDI Insurance Co Ltd	138
4,522		Independence Holding Co	190
151,482	g	ING Life Insurance Korea Ltd	3,697
3,021,288		Insurance Australia Group Ltd	16,234
239,233		Intact Financial Corp	25,870
1,156		Investors Title Co	184
993,600		IRB Brasil Resseguros S	9,653
27,593		James River Group Holdings Ltd	1,137
705,421		Japan Post Holdings Co Ltd	6,634
771,700		Japan Post Insurance Co Ltd	13,155
559,770	*	Just Retirement Group plc	586
383,661		Kemper Corp	29,734
42,541		Kinsale Capital Group, Inc	4,325
279,047		Korea Life Insurance Co Ltd	556
31,972		Korean Reinsurance Co	252
103,669		Lancashire Holdings Ltd	1,056
5,196,141		Legal & General Group plc	20,873
71,956		Liberty Holdings Ltd	568
904,708		Lincoln National Corp	53,387
428,049		Loews Corp	22,468
17,442	*	Lotte Non-Life Insurance Co Ltd	31
236,786	e	Manulife Financial Corp	4,804
2,601,777		Manulife Financial Corp (Toronto)	52,815
20,649	*	Markel Corp	23,605
1,089,451		Marsh & McLennan Cos, Inc	121,376
168,717	*	Max India Ltd	1,264
387,248	*,e	MBIA, Inc	3,601
3,652,205		Medibank Pvt Ltd	8,094
64,079		Menorah Mivtachim Holdings Ltd	938
972,999		Mercuries & Associates Holding Ltd	703
260,058	*	Mercuries Life Insurance Co Lt	101
192,599		Mercury General Corp	9,385
93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
32,242		Meritz Fire & Marine Insurance Co Ltd	$497
2,781,445		Metlife, Inc	141,770
951,450		Migdal Insurance Holdings Ltd	900
214,221		Mirae Asset Life Insurance Co Ltd	766
740,409		Mitsui Sumitomo Insurance Group Holdings, Inc	24,440
2,392,397		Momentum Metropolitan Holdings	3,731
140,118		Muenchener Rueckver AG.	41,348
311,505		National General Holdings Corp	6,884
2,247		National Western Life Group, Inc	654
101,300		New China Life Insurance Co Ltd	716
602,282		New China Life insurance Co Ltd (Hong Kong)	2,589
8,994	*	NI Holdings, Inc	155
859,614		nib holdings Ltd	3,785
67,414		NKSJ Holdings, Inc	2,647
300,426		NN Group NV	11,423
3,896,557		Old Mutual Ltd	5,470
462,939		Old Republic International Corp	10,356
27,873	*	Palomar Holdings, Inc	1,407
7,783,288		People’s Insurance Co Group of China Ltd	3,236
411,165		Phoenix Group Holdings plc	4,085
374,834		Phoenix Holdings Ltd	2,268
6,549,239		PICC Property & Casualty Co Ltd	7,894
10,329,576		Ping An Insurance Group Co of China Ltd	122,235
1,615,483		Ping An Insurance Group Co of China Ltd (Class A)	19,853
107,274		Porto Seguro S.A.	1,677
947,749	g	Poste Italiane S.p.A	10,769
361,648		Power Corp Of Canada	9,316
272,467	e	Power Financial Corp	7,331
714,857		Powszechny Zaklad Ubezpieczen S.A.	7,550
67,187		Primerica, Inc	8,772
659,125		Principal Financial Group	36,252
124,884		ProAssurance Corp	4,513
1,321,110		Progressive Corp	95,635
62,449	*	ProSight Global, Inc	1,007
10,136		Protective Insurance Corp	163
114,910	*,e	Protector Forsikring ASA	687
1,074,382		Prudential Financial, Inc	100,713
3,540,546		Prudential plc	67,839
2,660,400	*	PT Panin Life Tbk	58
1,274,136	*	Qatar Insurance Co SAQ	1,106
1,639,838		QBE Insurance Group Ltd	14,818
826,529		Qualitas Controladora SAB de C.V.	3,471
567,633		Rand Merchant Investment Holdings Ltd	1,250
144,269		Reinsurance Group of America, Inc (Class A)	23,525
90,634		RenaissanceRe Holdings Ltd	17,766
38,279		RLI Corp	3,446
890,231		RSA Insurance Group plc	6,672
129,822	e,g	Sabre Insurance Group plc	530
13,929		Safety Insurance Group, Inc	1,289
1,198,150		Saga plc	841
292,150		Sampo Oyj (A Shares)	12,756
31,994		Samsung Fire & Marine Insurance Co Ltd	6,726
67,465		Samsung Life Insurance Co Ltd	4,337
1,886,985		Sanlam Ltd	10,661
94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
310,864	g	SBI Life Insurance Co Ltd	$4,190
46,581		SCOR SE	1,961
278,392		Selective Insurance Group, Inc	18,148
31,315,766		Shin Kong Financial Holding Co Ltd	10,823
497,000		Shinkong Insurance Co Ltd	640
84,564		Societa Cattolica di Assicurazioni SCRL	690
659,518		Sony Financial Holdings, Inc	15,832
15,871		State Auto Financial Corp	492
2,377,528		Steadfast Group Ltd	5,808
44,023		Stewart Information Services Corp	1,796
252,442	e	Storebrand ASA	1,989
223,194		Sul America S.A.	3,331
688,454		Sun Life Financial, Inc	31,391
1,625,363		Suncorp-Metway Ltd	14,765
42,811		Swiss Life Holding	21,477
99,335		Swiss Re Ltd	11,160
59,700		Syarikat Takaful Malaysia BHD	83
3,603,170		T&D Holdings, Inc	45,565
480,646	*	Third Point Reinsurance Ltd	5,056
67,130		TI Financial Holdings Ltd	470
29,074		Tiptree Inc	237
1,790,332		Tokio Marine Holdings, Inc	100,239
9,411		Tong Yang Life Insurance	32
164,755		Topdanmark AS	8,122
45,300		TQM Corp PCL	100
525,371		Travelers Cos, Inc	71,950
53,025	*,e	Trupanion, Inc	1,986
219,863		Tryg A.S.	6,518
3,476,780		Unipol Gruppo Finanziario S.p.A	19,960
229,901		Uniqa Versicherungen AG.	2,340
25,172		United Fire Group Inc	1,101
65,324		United Insurance Holdings Corp	824
148,147		Universal Insurance Holdings, Inc	4,147
538,606		Unum Group	15,706
1,646,157		Voya Financial, Inc	100,383
487,101		W.R. Berkley Corp	33,659
52,685	*	Watford Holdings Ltd	1,326
8,060		White Mountains Insurance Group Ltd	8,991
132,433		Wiener Staedtische Allgemeine Versicherung AG.	3,752
196,694		Willis Towers Watson plc	39,720
16,800		Wiz Solucoes e Corretagem de Seguros S.A.	59
12,684		Wuestenrot & Wuerttembergische AG.	275
273,100	*,e,g	ZhongAn Online P&C Insurance Co Ltd	985
208,784		Zurich Financial Services AG.	85,643
		TOTAL INSURANCE	4,853,027

MATERIALS - 4.6%
59,901		Aarti Industries	697
159,746		Acerinox S.A.	1,805
12,016		Achilles Corp	200
45,100		ADEKA Corp	679
214,080		Adelaide Brighton Ltd	521
15,580	e	Advanced Emissions Solutions, Inc	164
95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
50,811	e	Advanced Metallurgical Group NV	$1,247
88,921		Advanced Petrochemical Co	1,173
40,904		Advansa Sasa Polyester Sanayi AS	53
28,884	*	AdvanSix, Inc	577
90,419		Aeci Ltd	691
533,044		African Rainbow Minerals Ltd	6,241
271,723		Agnico-Eagle Mines Ltd	16,736
5,400		Aichi Steel Corp	189
352,016		Air Liquide	49,906
375,018		Air Products & Chemicals, Inc	88,125
51,948		Air Water, Inc	758
1,217		AK Holdings, Inc	36
303,044	*,e	AK Steel Holding Corp	997
1,854		Akzo Nobel India Ltd	51
324,626		Akzo Nobel NV	33,152
444,009		Alamos Gold, Inc	2,677
228,793	e	Albemarle Corp	16,711
448,154	*	Alcoa Corp	9,640
121,190	*	Allegheny Technologies, Inc	2,504
46,048		Altius Minerals Corp	424
160,142		Altri SGPS S.A.	1,022
8,427	*	Alujain Corp	67
2,116,855		Alumina Ltd	3,419
3,669,445	*	Aluminum Corp of China Ltd	1,258
456,000	*	Aluminum Corp of China Ltd (Class A)	232
511,000		Ambuja Cements Ltd	1,405
3,741		Amcor Ltd	41
6,609		Amcor plc	72
60,434		American Vanguard Corp	1,177
57,536	*,e	Amyris, Inc	178
2,292,304		Anadolu Cam Sanayii AS	1,679
335,543	*	Anatolia Minerals Development Ltd	1,783
320,840		Angang Steel Co Ltd	154
147,321		Anglo American Platinum Ltd	13,751
1,395,424		Anglo American plc (London)	40,088
364,372		AngloGold Ashanti Ltd	8,277
3,415,869		Anhui Conch Cement Co Ltd	24,888
236,500		Anhui Conch Cement Co Ltd (Class A)	1,862
692,419		Antofagasta plc	8,384
156,890		APERAM	5,040
1,213		APL Apollo Tubes Ltd	32
31,766		Aptargroup, Inc	3,673
109,756		Arabian Cement Co	1,077
539,530		ArcelorMittal	9,506
39,997		Ardagh Group S.A.	783
10,332		Arkema	1,105
3,424	*,†	Arti Surfactants Ltd	10
104,717		Asahi Holdings, Inc	2,597
1,188,293		Asahi Kasei Corp	13,343
111,930		Ashland Global Holdings, Inc	8,566
3,079,500		Asia Cement China Holdings Corp	4,600
4,431		Asia Cement Co Ltd	291
7,781,024		Asia Cement Corp	12,455
445,581		Asian Paints Ltd	11,145
96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
92,700		ATA IMS BHD	$40
13,338		Atul Ltd	757
18,219		Aurubis AG.	1,114
71,623		Avery Dennison Corp	9,370
1,804,842	*	Axalta Coating Systems Ltd	54,867
1,382,479		B2Gold Corp	5,547
30,880		Balchem Corp	3,138
522,958		Ball Corp	33,820
7,800,880		Baoshan Iron & Steel Co Ltd	6,436
2,276,912		Barrick Gold Corp (Canada)	42,293
2,640		BASF India Ltd	37
1,376,511		BASF SE	103,702
2,200		Bayer CropScience Ltd	110
27,900		BBMG Corp	15
7,852,000	e	BBMG Corp (Class H)	2,410
71,800		Beijing Oriental Yuhong Waterproof Technology Co Ltd	271
234,700		Beijing Sanju Environmental Protection and New Material Co Ltd	213
68,049	e	Bekaert S.A.	2,023
185,752		Berger Paints India Ltd	1,342
2,461,136	*	Berry Global Group, Inc	116,879
4,111,959		BHP Billiton Ltd	112,595
2,775,864		BHP Group plc	65,049
95,438	e	Billerud AB	1,128
4,000	*,†,e	Bio On S.p.A.	23
4,560	*	Birla Corp Ltd	39
485,329		BlueScope Steel Ltd	5,140
134,561		Boise Cascade Co	4,916
652,225		Boliden AB	17,322
1,580,061		Boral Ltd	4,971
51,252		Borregaard ASA	555
52,100		Bradespar S.A.	499
348,075		Braskem S.A.	2,598
40,479		Brickworks Ltd	531
267,122		Buzzi Unicem S.p.A.	6,733
53,167		Buzzi Unicem S.p.A. RSP	825
19,782		Cabot Corp	940
137,500		Cahya Mata Sarawak BHD	76
71,445	*	Canfor Corp	668
33,205		Canfor Pulp Products, Inc	214
15,344		CAP S.A.	116
177,970		Carpenter Technology Corp	8,859
168,365		Cascades, Inc	1,453
139,735	e	CCL Industries	5,953
47,186		Celanese Corp (Series A)	5,810
110,400		Cementir Holding NV	833
126,532		Cementos Argos S.A.	281
41,680	*	Cemex Latam Holdings S.A.	56
22,859,578	e	Cemex S.A. de C.V.	8,560
1,476,400		Cemex SAB de C.V. (ADR)	5,581
623,891		Centamin plc	1,046
250,177	*	Centerra Gold, Inc	1,990
97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
84,903		Central Asia Metals plc	$247
48,418	*	Century Aluminum Co	364
27,000		Century Iron & Steel Industrial Co Ltd	65
13,634	*	Century Plyboards India Ltd	31
6,491		Century Textile & Industries Ltd	43
2,651,255		CF Industries Holdings, Inc	126,571
175,659	*	Chambal Fertilizers & Chemicals Ltd	375
6,689		Chase Corp	793
245,024	e	Chemours Co	4,432
3,322,560		Cheng Loong Corp	2,139
95,000		Chia Hsin Cement Corp	71
408,695		China BlueChemical Ltd	101
70,550		China General Plastics Corp	49
24,600		China Hi-ment Corp	41
4,468,500		China Hongqiao Group Ltd	2,695
242,400		China Jushi Co Ltd	380
247,232		China Manmade Fibers Corp	69
68,112		China Metal Products	71
858,455	*,†,e	China Metal Recycling Holdings Ltd	1
240,000	*,e,g	China Metal Resources Utilization Ltd	108
3,633,000	e	China Molybdenum Co Ltd	1,559
975,800		China Molybdenum Co Ltd (Class A)	612
13,541,282		China National Building Material Co Ltd	15,107
143,100		China Northern Rare Earth Group High-Tech Co Ltd	222
262,000		China Oriental Group Co Ltd	109
639,359		China Petrochemical Development Corp	209
5,439,199		China Resources Cement Holdings Ltd	6,924
54,000		China Steel Chemical Corp	221
10,475,303		China Steel Corp	8,358
195,783		China Synthetic Rubber Corp	205
82,000		China XLX Fertiliser Ltd	25
1,103,600		China Zhongwang Holdings Ltd	441
79,139		Christian Hansen Holding	6,289
26,178		Chugoku Marine Paints Ltd	249
979	*	Chunbo Co Ltd	52
199,000		Chung Hung Steel Corp	71
82,540		Chung Hwa Pulp Corp	25
385,671		Cia de Minas Buenaventura S.A. (ADR) (Series B)	5,824
1,981,248		Cia Siderurgica Nacional S.A.	6,986
71,378	*	Ciech S.A.	746
272,641		City Cement Co	1,301
2,561		Clariant AG.	57
14,498	*	Clearwater Paper Corp	310
258,446	e	Cleveland-Cliffs, Inc	2,171
226,560	*	Coeur Mining, Inc	1,831
836,413		Commercial Metals Co	18,627
86,132	*,†	Companhia Vale do Rio Doce	0
32,654		Compass Minerals International, Inc	1,991
137,738	*	Constellium SE	1,846
173,454	*	Continental Gold, Inc	715
32,043		Corbion NV	1,011
58,891		Coromandel International Ltd	439
509,110	g	Coronado Global Resources, Inc (ADR)	790
2,933,171		Corteva, Inc	86,705
98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
21,785		Corticeira Amorim SGPS S.A.	$276
747,609	g	Covestro AG.	34,786
120,000	e	CPMC Holdings Ltd	52
2,896,687		CRH plc	116,183
15,480		Croda International plc	1,052
1,076,270	*	Crown Holdings, Inc	78,073
267,822		CSR Ltd	856
697,600		D&L Industries Inc	131
41,908		Daicel Chemical Industries Ltd	401
65,531		Daido Steel Co Ltd	2,863
5,700		Daiken Corp	103
6,371		Dainichiseika Color & Chemicals Manufacturing Co Ltd	184
53,301	e	Dainippon Ink and Chemicals, Inc	1,471
393,381		Daio Paper Corp	5,363
7,000		Daiso Co Ltd	201
7,997	*	Deepak Nitrite Ltd	42
42,949		Denki Kagaku Kogyo KK	1,277
201,175	*	Detour Gold Corp	3,895
92,951		Domtar Corp	3,554
64,780		Dongjin Semichem Co Ltd	937
13,355	*	Dongkuk Steel Mill Co Ltd	68
1,294		Dongwon Systems Corp	33
262,000		Dongyue Group	145
2,714,596		Dow, Inc	148,570
26,729		Dowa Holdings Co Ltd	992
849,137		DS Smith plc	4,319
177,246		DSM NV	23,174
2,228	*	Duk San Neolux Co Ltd	51
164,066	*	Dundee Precious Metals, Inc	705
2,018,403		DuPont de Nemours, Inc	129,581
29,875		Eagle Materials, Inc	2,708
200,000		Eastern Polymer Group PCL	42
55,370		Eastern Province Cement Co	531
49,410		Eastman Chemical Co	3,916
605,259		Ecolab, Inc	116,809
4,409	*	Ecopro Co Ltd	85
65,353		EID Parry India Ltd	185
39,230	*	El Ezz Steel Co	25
181,265	*	Eldorado Gold Corp	1,456
78,837	*	Element Solutions, Inc	921
313,727		Elementis plc	745
143,325	g	Elkem ASA	404
2,976,582		Empresas CMPC S.A.	7,295
7,305		EMS-Chemie Holding AG.	4,803
74,449	e	Ence Energia y Celulosa S.A.	307
87,617	*	Endeavour Mining Corp	1,655
156,539	*,e	Endeavour Silver Corp	377
91,490		Engro Chemical Pakistan Ltd	204
2,471,500		Engro Fertilizers Ltd	1,172
5,090	e	Eramet	263
2,731,063		Eregli Demir ve Celik Fabrikalari TAS	4,148
73,023	*,e	ERO Copper Corp	1,328
99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
141,926		Essentra plc	$819
259,574		Eternal Chemical Co Ltd	230
1,021,744		Eugene Corp	4,433
85,128		Everlight Chemical Industrial Corp	44
4,089,101		Evolution Mining Ltd	10,871
113,007		Evonik Industries AG.	3,451
827,975		Evraz plc	4,434
722,800		Fauji Fertilizer Co Ltd	474
128,050		Feng Hsin Iron & Steel Co	229
10,100		Ferbasa-Ferro Ligas DA Bahia	50
160,585		Ferrexpo plc	338
143,736	*	Ferro Corp	2,132
202,348	*,†	Ferroglobe plc	0
6,740	*	Finolex Industries Ltd	52
208,458	*,e	First Majestic Silver Corp	2,557
2,434,070		First Quantum Minerals Ltd	24,687
2,255,376		Fletcher Building Ltd	7,731
52,274	*,e	Flotek Industries, Inc	105
372,544		FMC Corp	37,187
11,947	*	Foosung Co Ltd	84
3,201,354		Formosa Chemicals & Fibre Corp	9,353
4,009,176		Formosa Plastics Corp	13,352
645,108	g	Forterra plc	2,961
140,398	*,e	Forterra, Inc	1,623
3,646,579		Fortescue Metals Group Ltd	27,489
183,679	*,e	Fortuna Silver Mines, Inc	748
13,160		FP Corp	782
216,050		Franco-Nevada Corp	22,310
4,900,780		Freeport-McMoRan, Inc (Class B)	64,298
413,200	e	Fresnillo plc	3,505
102,846		Fuchs Petrolub AG. (Preference)	5,110
5,033,200	e	Fufeng Group Ltd	2,218
34,797		Fuji Seal International, Inc	772
10,075		Fujimi, Inc	283
8,330		Fujimori Kogyo Co Ltd	264
17,000		Furukawa-Sky Aluminum Corp	386
2,741,800		Fushan International Energy Group Ltd	592
9,500		Fuso Chemical Co Ltd	281
27,585		FutureFuel Corp	342
219,247	*,e	Galaxy Resources Ltd	143
1,951	*	Galaxy Surfactants Ltd	41
52,372	*	GCP Applied Technologies, Inc	1,189
2,346,512		Gerdau S.A. (Preference)	11,723
8,337		Givaudan S.A.	26,120
10,586,845		Glencore Xstrata plc	32,964
68,500		Global Green Chemicals PCL	29
128,294		Godo Steel Ltd	3,307
1,567,620		Gold Fields Ltd	10,700
197,014		Gold Resource Corp	1,091
356,265	*	Gold Road Resources Ltd	334
2,416,510		Goldsun Development & Construction Co Ltd	1,160
193,000	*	Grand Pacific Petrochemical	120
153,963		Granges AB	1,626
694,866		Graphic Packaging Holding Co	11,570
100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
253,459		Grasim Industries Ltd	$2,641
605,755	*,†	Great Basin Gold Ltd	5
115,054		Greif, Inc (Class A)	5,085
13,551		Greif, Inc (Class B)	702
3,958		Groupe Guillin	72
229,072		Grupo Argos S.A.	1,240
58,100	e	Grupo Cementos de Chihuahua SAB de C.V.	310
5,413,344		Grupo Mexico S.A. de C.V. (Series B)	14,848
104,400		Guangdong HEC Technology Holding Co Ltd	154
1,985		Gujarat Alkalies & Chemicals Ltd	12
244,761		Gujarat Narmada Valley Fertilizers Co Ltd	562
2,524		Gulf Oil Lubricants India Ltd	28
2,325		Gurit Holding AG.	3,589
48,561		H.B. Fuller Co	2,504
1,569		Hadera Paper Ltd	63
430		Hanil Cement Co Ltd	35
2,114		Hansol Chemical Co Ltd	193
188,672		Hansol Paper Co Ltd	2,353
343,457		Hanwha Chemical Corp	5,583
1,149,902	*	Harmony Gold Mining Co Ltd	4,176
9,932		Hawkins, Inc	455
37,703		Haynes International, Inc	1,349
1,326,834		Hecla Mining Co	4,498
722,580		HeidelbergCement AG.	52,506
13,125	*	HeidelbergCement India Ltd	32
258,920		Hengli Petrochemical Co Ltd	599
141,500		Hengyi Petrochemical Co Ltd	283
434,600		Hesteel Co Ltd	161
594,139		Hexpol AB	5,839
128,468		Hill & Smith Holdings plc	2,507
17,187		Himadri Speciality Chemical Ltd	15
1,881,343		Hindalco Industries Ltd	5,704
103,315		Hitachi Chemical Co Ltd	4,328
394,689		Hitachi Metals Ltd	5,810
138,400	e	Hochschild Mining plc	336
3,200		Hodogaya Chemical Co Ltd	123
689,629		Hokuetsu Paper Mills Ltd	3,545
235,252		Holcim Ltd	13,051
83,765		Holmen AB	2,550
15,533		Honam Petrochemical Corp	3,001
50,000		Hsin Kuang Steel Co Ltd	53
160,000		Huabao International Holdings Ltd	59
75,300		Huaxin Cement Co Ltd	286
4,275		Huchems Fine Chemical Corp	78
268,220		HudBay Minerals, Inc	1,111
161,005		Huhtamaki Oyj	7,473
162,200	*	Hunan Valin Steel Co Ltd	111
141,147		Huntsman Corp	3,410
636	*	Hyosung Advanced Materials Corp	61
9,371		Hyosung Chemical Corp	1,170
96,719		Hyosung Corp	6,595
76,204		Hyundai Steel Co	2,066
532,892	*,e	IAMGOLD Corp	1,990
101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
507,968	g	Ibstock plc	$2,119
308,610		Iluka Resources Ltd	2,021
34,517		IMCD Group NV	3,022
17,593		Imerys S.A.	747
1,005,444	*	Impala Platinum Holdings Ltd	10,273
1,388,630		Incitec Pivot Ltd	3,102
1,942,658		Independence Group NL	8,516
40,690	*	India Cements Ltd	41
1,557,778		Indorama Ventures PCL (Foreign)	1,816
149,521	e	Industrias Penoles S.A. de C.V.	1,567
103,099	*	Ingevity Corp	9,009
2,331,200		Inner Mongolia BaoTou Steel Union Co Ltd	442
97,120		Inner Mongolia Eerduosi Resourses Co Ltd	85
263,700	*	Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd	119
18,971		Innophos Holdings, Inc	607
132,715		Innospec, Inc	13,728
14,367	*	Inox Fluorochemicals Ltd	125
76,681	*	Interfor Corp	866
100,339	e	International Flavors & Fragrances, Inc	12,946
1		International Flavors & Fragrances, Inc (Tel Aviv)	0	^
630,450		International Paper Co	29,032
67,041		Intertape Polymer Group, Inc	858
268,970	*	Intrepid Potash, Inc	729
17,517		Ishihara Sangyo Kaisha Ltd	167
184,274		Israel Chemicals Ltd	870
2,081	*	Israel Corp Ltd	433
678,314	*	Ivanhoe Mines Ltd	2,220
692,616		James Hardie Industries NV	13,537
12,224		Jastrzebska Spolka Weglowa S.A.	69
11,500		JCU Corp	340
435,005		JFE Holdings, Inc	5,582
15,400		Jiangsu Yangnong Chemical Co Ltd	152
4,257,445		Jiangxi Copper Co Ltd	5,856
80,000		Jiangxi Copper Co Ltd (Class A)	195
59,100		Jiangxi Ganfeng Lithium Co Ltd	296
512,000		Jinchuan Group International Resources Co Ltd	43
378,851	*	Jindal Saw Ltd	388
1,803,505	*	Jindal Steel & Power Ltd	4,244
173,049		Jinduicheng Molybdenum Co Ltd	199
291,389	*	Jinshan Gold Mines, Inc	265
3,693		JK Cement Ltd	60
5,852	*	JK Lakshmi Cement Ltd	23
17,303		Johnson Matthey plc	688
6,807		JSP Corp	122
1,853,378		JSR Corp	33,903
852,734		JSW Steel Ltd	3,231
743,632		Jupiter Mines Ltd	146
103,609		K&S AG.	1,290
21,353		Kaiser Aluminum Corp	2,368
25,715		Kaneka Corp	824
251,180		Kansai Paint Co Ltd	6,136
22,000		Kanto Denka Kogyo Co Ltd	205
102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,391,967		Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	$2,411
2,376,007		KAZ Minerals plc	16,711
492,900		Kemira Oyj	7,335
268,342	*	KGHM Polska Miedz S.A.	6,769
18,200		KH Neochem Co Ltd	388
1,390,676	*	Kinross Gold Corp	6,597
359,370		Kirkland Lake Gold Ltd	15,841
1,637		KISWIRE Ltd	29
543,851		Klabin S.A.	2,497
1,349,700		Klabin S.A. (Preference)	1,194
44,585	*	Klondex Mines Ltd	151
14,500		Koatsu Gas Kogyo Co Ltd	118
170,600		Kobe Steel Ltd	914
4,824		Kolon Industries, Inc	207
15,358		Konishi Co Ltd	217
31,707	*	Koppers Holdings, Inc	1,212
15,190		Korea Kumho Petrochemical	1,016
16,741		Korea Petrochemical Ind Co Ltd	1,696
7,864		Korea Zinc Co Ltd	2,890
10,405	*	Koza Altin Isletmeleri AS	129
1,597,532	*	Koza Anadolu Metal Madencilik Isletmeleri AS	2,693
31,586	*	Kraton Corp	800
19,425		Kronos Worldwide, Inc	260
2,500		Krosaki Harima Corp	147
19,720	*,e	Kuk-il Paper Manufacturing Co Ltd	102
236,032	e	Kumba Iron Ore Ltd	7,022
43,648		Kumiai Chemical Industry Co Ltd	399
231,544		Kuraray Co Ltd	2,806
63,500		Kureha CORP	3,813
261,600		Kyoei Steel Ltd	5,098
200,184		Labrador Iron Ore Royalty Corp	3,795
659,327		Lanxess AG.	44,269
329,175	*	Largo Resources Ltd	251
162,193	*	Leagold Mining Corp	403
5,420,000		Lee & Man Paper Manufacturing Ltd	4,106
10,826		Lenzing AG.	1,005
69,461		LG Chem Ltd	19,036
8,034		LG Chem Ltd (Preference)	1,200
1,775,722		Linde plc	378,051
569,767		Linde plc (Xetra)	122,255
22,900		Lintec Corp	510
55,191	*,e	Lithium Americas Corp	177
139,113	*,e	Livent Corp	1,189
4,451		Lock & Lock Co Ltd	55
14,200	*,e	Loma Negra Cia Industrial Argentina S.A. (ADR)	111
121,500		Lomon Billions Group Co Ltd	269
135,704		Long Chen Paper Co Ltd	68
476,609		Louisiana-Pacific Corp	14,141
24,794	*	LSB Industries, Inc	104
358,920	e	Lucara Diamond Corp	235
30,700		Lucky Cement Ltd	85
75,446	*	Lundin Gold, Inc	484
617,553		Lundin Mining Corp	3,690
103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
126,200		Luxi Chemical Group Co Ltd	$191
753,797	*,e	Lynas Corp Ltd	1,231
295,992		LyondellBasell Industries NV	27,965
1,158,000	e	Maanshan Iron & Steel Co Ltd	470
328,600		Maanshan Iron & Steel Co Ltd (Class A)	145
44,923	*	Madras Cements Ltd	475
88,526	*	MAG. Silver Corp	1,046
92,749	*	Major Drilling Group International	405
44,027	*	Marrone Bio Innovations, Inc	44
776,172		Marshalls plc	8,842
4,872		Martin Marietta Materials, Inc	1,362
41,778		Maruichi Steel Tube Ltd	1,174
267,005		Materion Corp	15,873
36,147	*	Mayville Engineering Co Inc	339
32,100	*,e	Mechel PJSC (ADR)	66
3,566,943	*	Mesaieed Petrochemical Holding Co	2,459
203,400		Metalurgica Gerdau S.A.	472
60,611		Methanex Corp	2,341
263,630	e	Mineral Resources Ltd	3,057
80,443		Minerals Technologies, Inc	4,636
32,422		Miquel y Costas & Miquel S.A.	596
1,296,343		Mitsubishi Chemical Holdings Corp	9,659
216,010		Mitsubishi Gas Chemical Co, Inc	3,291
122,565		Mitsubishi Materials Corp	3,326
185,334		Mitsui Chemicals, Inc	4,515
230,964	h	Mitsui Mining & Smelting Co Ltd	6,125
712,683		MMC Norilsk Nickel PJSC (ADR)	21,730
552,000	*	MMG Ltd	166
16,143		MOIL Ltd	33
440,821		Mondi plc	10,337
12,981	*,†	Mongolian Metals Corporation	0
99,543		Moorim P&P Co Ltd	363
2,379,772		Mosaic Co	51,498
212,061		Mount Gibson Iron Ltd	142
105,991	e	M-real Oyj (B Shares)	713
96,113		Myers Industries, Inc	1,603
23,424		Mytilineos Holdings S.A.	257
726,429	*	Najran Cement Co	2,316
11,900		Nakayama Steel Works Ltd	59
5,602		Namhae Chemical Corp	40
153,226	*	Nampak Ltd	75
14,827	*	Namsun Aluminum Co Ltd	41
12,000		Nan Pao Resins Chemical Co Ltd	60
4,661,071		Nan Ya Plastics Corp	11,327
948,275		Nantex Industry Co Ltd	955
1,533,630		National Aluminium Co Ltd	938
284,741	*	National Industrialization Co	1,039
2,911		Navin Fluorine International Ltd	41
15,896		Neenah Inc	1,120
15,654		Neo Performance Materials, Inc	149
16,617		Neturen Co Ltd	136
760,904	*	New Gold, Inc	674
1,057,341		Newcrest Mining Ltd	22,330
104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
12,485		NewMarket Corp	$6,074
2,175,759		Newmont Goldcorp Corp	94,537
17,600	e	Nihon Nohyaku Co Ltd	93
200,081		Nihon Parkerizing Co Ltd	2,134
1,763,902		Nine Dragons Paper Holdings Ltd	1,834
51,526	e	Nippon Denko Co Ltd	82
71,766		Nippon Kayaku Co Ltd	889
300,432		Nippon Light Metal Holdings Co Ltd	646
204,852	e	Nippon Paint Co Ltd	10,546
440,470		Nippon Paper Industries Co Ltd	7,434
14,328		Nippon Shokubai Co Ltd	888
12,562		Nippon Soda Co Ltd	338
853,949		Nippon Steel Corp	12,872
8,200		Nippon Valqua Industries Ltd	196
112,331		Nissan Chemical Industries Ltd	4,704
2,907		Nittetsu Mining Co Ltd	134
185,687		Nitto Denko Corp	10,441
36,582		NOF Corp	1,216
55,817		Norbord, Inc	1,493
1,010,076		Norsk Hydro ASA	3,756
558,747	*	Northam Platinum Ltd	4,932
21,491	*	Northern Region Cement Co	68
517,274		Northern Star Resources Ltd	4,077
218,881	*	Novagold Resources Inc	1,961
278,026	*,e	Novagold Resources, Inc	2,488
110,043		Novolipetsk Steel PJSC (GDR)	2,535
144,004		Novozymes AS	7,047
467,859		Nucor Corp	26,331
249,475	*	Nufarm Ltd	1,015
1,074,383		Nutrien Ltd (Toronto)	51,438
708,559		OceanaGold Corp	1,391
19,003		OCI Co Ltd	1,027
77,420	*	OCI NV	1,639
38,875	*	Odisha Cement Ltd	436
13,912		Oeneo S.A.	215
747,379		OJI Paper Co Ltd	4,042
6,000		Okamoto Industries, Inc	222
218,657		Olin Corp	3,772
10,256		Olympic Steel, Inc	184
39,521	e	Omnia Holdings Ltd	95
92,965	*	Omnova Solutions, Inc	940
1,092,443		Orbia Advance Corp SAB de C.V.	2,330
724,248		Orica Ltd	11,168
121,000		Oriental Union Chemical Corp	85
80,178		Orion Engineered Carbons SA	1,547
513,540	*,e	Orocobre Ltd	957
651,260		Orora Ltd	1,452
6,329		Osaka Steel Co Ltd	86
113,957		Osisko Gold Royalties Ltd	1,107
217,753	*	Osisko Mining, Inc	679
171,700	e	Outokumpu Oyj	541
174,348		Oxiana Ltd	1,294
7,950		Pacific Metals Co Ltd	186
7,000	e	Pack Corp	253
105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
10,000	*	Packages Ltd	$26
158,424		Packaging Corp of America	17,742
387,303	*,e	Pact Group Holdings Ltd	739
253,898		Pan American Silver Corp	6,015
282,657	e	Pan American Silver Corp (Toronto)	6,696
60,700	*	Pangang Group Vanadium Titanium & Resources Co Ltd	25
1,884,616		Perenti Global Ltd	2,147
8,002,139	*	Perseus Mining Ltd	6,468
247,188	*	Petkim Petrokimya Holding	158
2,279,116		Petronas Chemicals Group BHD	4,096
268,191		PH Glatfelter Co	4,908
135,885	*	Phillips Carbon Black Ltd	226
115,527		PhosAgro PJSC (GDR)	1,467
13,138		PI Industries Ltd	266
160,129	*	Pidilite Industries Ltd	3,111
844,917	*,e	Pilbara Minerals Ltd	167
169,057		Polymetal International plc (ADR)	2,674
592,039		PolyOne Corp	21,781
93,407		Polyus PJSC (GDR)	5,296
40,390		Poongsan Corp	830
116,732		Portucel Empresa Produtora de Pasta e Papel S.A.	471
70,547		POSCO	14,340
25,181	e	POSCO Refractories & Environment Co Ltd	1,070
355,165	*	PPC Ltd	63
512,718		PPG Industries, Inc	68,443
36,825	*	PQ Group Holdings, Inc	633
243,454	*,e	Premier Gold Mines Ltd	369
1,066,200		Press Metal BHD	1,214
199,682	*	Pretium Resources, Inc	2,222
24,199		Prism Cement Ltd	21
1,897,404		PT Aneka Tambang Tbk	115
21,388,200	*	PT Barito Pacific Tbk	2,324
3,231,400		PT Indah Kiat Pulp and Paper Corp Tbk	1,788
1,663,243		PT Indocement Tunggal Prakarsa Tbk	2,275
815,998	*	PT Krakatau Steel Tbk	18
2,376,800		PT Pabrik Kertas Tjiwi Kimia Tbk	1,757
8,218,300	*,†	PT Sekawan Intipratama Tbk	0	^
6,265,038		PT Semen Gresik Persero Tbk	5,403
601,457		PT Timah Tbk	36
13,585,400		PT Waskita Beton Precast Tbk	297
2,087,677		PTT Global Chemical PCL (Foreign)	3,967
61,137		Qassim Cement Co	1,077
3,927,958		Qatar Aluminum Manufacturing Co	844
230,058	*	Qatar National Cement Co	357
12,234		Quaker Chemical Corp	2,013
159,317		Rain Commodities Ltd	220
12,837		Rallis India Ltd	30
6,619	*,e	Ramaco Resources, Inc	24
353,996		Ramelius Resources Ltd	306
51,935		Rayonier Advanced Materials, Inc	199
88,518	e	Recticel S.A.	825
727,855		Regis Resources Ltd	2,202
106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
274,034		Reliance Steel & Aluminum Co	$32,818
885,337		Rengo Co Ltd	6,745
462,893	*	Resolute Mining Ltd	407
91,403		Rhi Magnesita NV	4,659
452,675		Rio Tinto Ltd	32,027
1,469,271		Rio Tinto plc	86,973
2,300		Rio Tinto plc (ADR)	137
158,500		Rongsheng Petro Chemical Co Ltd	282
26,535	*	Royal Bafokeng Platinum Ltd	94
116,683		Royal Gold, Inc	14,264
97,245		RPM International, Inc	7,465
15,249	*	Ryerson Holding Corp	180
10,927		Sa des Ciments Vicat	495
308,811		Sahara International Petrochemical Co	1,478
6,319		Sakai Chemical Industry Co Ltd	144
22,100		Sakata INX Corp	239
103,185		Salzgitter AG.	2,278
32,337		Samsung Fine Chemicals Co Ltd	1,261
92,966		Sandfire Resources NL	391
201,869	*,e	Sandstorm Gold Ltd	1,506
116,200		Sansteel Minguang Co Ltd	156
6,400		Sanyo Chemical Industries Ltd	316
10,506		Sanyo Special Steel Co Ltd	151
127,236		Sappi Ltd	396
2,071,445	*	Saracen Mineral Holdings Ltd	4,804
85,800		Satipel Industrial S.A.	358
255,515		Saudi Arabian Fertilizer Co	5,279
335,856	*	Saudi Arabian Mining Co	3,976
669,325		Saudi Basic Industries Corp	16,767
126,589		Saudi Cement Co	2,366
299,644		Saudi Industrial Investment Group	1,918
749,683	*	Saudi Kayan Petrochemical Co	2,221
83,123	e	Scapa Group plc	269
24,462		Schnitzer Steel Industries, Inc (Class A)	530
29,167		Schweitzer-Mauduit International, Inc	1,225
68,700		Scientex BHD	159
120,361		Scotts Miracle-Gro Co (Class A)	12,780
50,160	*,e	Seabridge Gold, Inc	694
45,626		Seah Besteel Corp	601
131,834		Sealed Air Corp	5,251
44,127		Sekisui Plastics Co Ltd	334
380,831	*	SEMAFO, Inc	792
56,825		Semapa-Sociedade de Investimento e Gestao	877
40,399		Sensient Technologies Corp	2,670
2,790,800	*	Sesa Sterlite Ltd	5,969
331,948		Severstal (GDR)	5,026
163,460		Shandong Gold Mining Co Ltd	759
87,300		Shandong Hualu Hengsheng Chemical Co Ltd	249
821,800		Shandong Nanshan Aluminum Co Ltd	265
22,900		Shandong Sinocera Functional Material Co Ltd	75
102,400		Shandong Sun Paper Industry JSC Ltd	145
78,100		Shanghai Chlor-Alkali Chemical Co Ltd	44
175,800		Shanxi Taigang Stainless Steel Co Ltd	103
69,500		Shenghe Resources Holding Co Ltd	90
107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
199,800		Shenzhen Zhongjin Lingnan Nonfemet Co Ltd	$123
199,928		Sherwin-Williams Co	116,666
18,900		Shikoku Chemicals Corp	237
460,125		Shin-Etsu Chemical Co Ltd	50,601
143,000		Shin-Etsu Polymer Co Ltd	1,451
4,408,032		Shinkong Synthetic Fibers Corp	1,771
14,000		Shiny Chemical Industrial Co Ltd	44
143,380	e	Showa Denko KK	3,779
11,242		Shree Cement Ltd	3,207
709,225		Siam Cement PCL (Foreign)	9,168
1,825,325	*	Sibanye Gold Ltd	4,664
978,600	*	Sichuan Hebang Biotechnology Co Ltd	208
141,244	e	SIG Combibloc Group AG.	2,256
25,895		Sika AG.	4,863
322,645		Silgan Holdings, Inc	10,028
268,000	*	Silver Grant International	43
1,361,640	*,e	Silver Lake Resources Ltd	1,276
192,248		Silvercorp Metals, Inc	1,085
101,112	*,e	SilverCrest Metals, Inc	683
93,311	e	Sims Group Ltd	699
400,000		Sinofert Holdings Ltd	42
3,646,674		Sinopec Shanghai Petrochemical Co Ltd	1,101
618,100		Sinopec Shanghai Petrochemical Co Ltd (Class A)	344
3,813,242	*,e	Sirius Minerals plc	178
2,683		SK Chemicals Co Ltd	61
1,808		SK Chemicals Co Ltd (New)	100
61,810		SKC Co Ltd	2,716
3,433		SKCKOLONPI, Inc	104
491,247		Smurfit Kappa Group plc	18,941
177,687		Sociedad Quimica y Minera de Chile S.A. (Class B)	4,752
95,416		Soda Sanayii AS	99
1,415		SODIFF Advanced Materials Co Ltd	228
2,947,190	*,e	SolGold plc	780
13,930		Solvay S.A.	1,621
3,509		Songwon Industrial Co Ltd	47
52,546		Sonoco Products Co	3,243
4,895,852		South32 Ltd	9,244
6,561	e	South32 Ltd (W/I)	12
223,964		Southern Copper Corp (NY)	9,514
20,292		Southern Province Cement Co	348
33,261		SRF Ltd	1,601
124,622		Ssab Svenskt Stal AB (Series A)	438
821,080		Ssab Svenskt Stal AB (Series B)	2,683
183,468	*	SSR Mining, Inc	3,531
1,185,094		St Barbara Ltd	2,252
681,035		Steel Dynamics, Inc	23,182
40,175	e	Stelco Holdings, Inc	338
5,300		Stella Chemifa Corp	155
66,916	e	Stella-Jones, Inc	1,933
19,394		Stepan Co	1,987
5,299		STO AG.	678
531,772		Stora Enso Oyj (R Shares)	7,738
18,712		Sumitomo Bakelite Co Ltd	699
108

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,550,932		Sumitomo Chemical Co Ltd	$7,042
263,484		Sumitomo Metal Mining Co Ltd	8,484
25,737		Sumitomo Osaka Cement Co Ltd	1,121
4,700		Sumitomo Seika Chemicals Co Ltd	152
9,712		Sumitomo Titanium Corp	136
1,507,384	*	Summit Materials, Inc	36,026
474,259		SunCoke Energy, Inc	2,955
58,877	*	Supreme Industries Ltd	951
423,663		Suzano Papel e Celulose S.A.	4,194
471,791		Svenska Cellulosa AB (B Shares)	4,784
136,968		Symrise AG.	14,397
7,789	*	Synalloy Corp	101
16,300		T Hasegawa Co Ltd	317
2,408,459		TA Chen Stainless Pipe	2,578
90		Taekwang Industrial Co Ltd	82
136,807		Taiheiyo Cement Corp	4,016
8,165,340		Taiwan Cement Corp	11,910
228,000		Taiwan Fertilizer Co Ltd	377
57,725		Taiwan Hon Chuan Enterprise Co Ltd	120
3,850,329		Taiwan Styrene Monomer	2,686
9,500		Taiyo Ink Manufacturing Co Ltd	386
143,418		Taiyo Nippon Sanso Corp	3,174
7,155		Takasago International Corp	167
20,200		Takiron Co Ltd	136
6,437	*	Tanaka Chemical Corp	51
71,600		Tangshan Jidong Cement Co Ltd	175
15,144		Tata Chemicals Ltd	142
327,155		Tata Steel Ltd	2,167
7,985		Tayca Corp	141
2,932		Technosemichem Co Ltd	214
536,858		Teck Cominco Ltd	9,310
460,946		Teijin Ltd	8,611
29,300		Tenma Corp	542
98,004	*	Teranga Gold Corp	530
14,182	*	Tessenderlo Chemie NV	500
2,545,123	e	ThyssenKrupp AG.	34,199
2,206,000		Tiangong International Co Ltd	920
2,551,498		Tianqi Lithium Corp	11,075
35,108	*	TimkenSteel Corp	276
2,937,900		Tipco Asphalt PCL	2,077
34,859	*	Titan Cement International S.A.	741
44,703	*,e	TMAC Resources, Inc	130
56,903		Toagosei Co Ltd	656
16,424		Toho Titanium Co Ltd	140
6,456		Toho Zinc Co Ltd	122
103,129	e	Tokai Carbon Co Ltd	1,029
4,700		Tokushu Tokai Holdings Co Ltd	174
32,004		Tokuyama Corp	833
18,303		Tokyo Ohka Kogyo Co Ltd	714
1,135,188		Tokyo Steel Manufacturing Co Ltd	8,204
171,750		Ton Yi Industrial Corp	67
33,088	b	Tong Yang Major Corp	41
81,900		Tongkun Group Co Ltd	177
455,500		Tongling Nonferrous Metals Group Co Ltd	153
109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
8,910	*	Tongyang Cement & Energy Corp	$29
44,700		Topy Industries Ltd	823
528,192		Toray Industries, Inc	3,579
97,095	*	Torex Gold Resources, Inc	1,534
336,372		Tosoh Corp	5,182
18,200		Toyo Ink Manufacturing Co Ltd	441
123,387		Toyo Seikan Kaisha Ltd	2,124
43,767		Toyobo Co Ltd	665
1,403,900		TPI Polene PCL	66
216,900		Transfar Zhilian Co Ltd	218
44,506	*	Trecora Resources	318
22,724		Tredegar Corp	508
118,524		Trinseo S.A.	4,410
3,500,968		Tronox Holdings plc	39,981
108,500	g	Tsaker Chemical Group Ltd	25
135,000		TSRC Corp	109
61,170		Tubacex S.A.	194
184,000		Tung Ho Steel Enterprise Corp	141
912,564	*,e	Turquoise Hill Resources Ltd	668
234,226		UBE Industries Ltd	5,073
20,846	*	UFP Technologies, Inc	1,034
136,513		Ultra Tech Cement Ltd	7,741
18,925	e	Umicore S.A.	922
11,850		Uniao de Industrias Petroquimicas S.A.	106
15,564		Unid Co Ltd	629
1,089,422		United Phosphorus Ltd	8,920
1,678		United States Lime & Minerals, Inc	152
259,034	e	United States Steel Corp	2,956
2,594,135		UPC Technology Corp	961
520,227		UPM-Kymmene Oyj	18,049
15,892	*	US Concrete, Inc	662
3,057,655		USI Corp	1,414
3,233,743	*	Vale S.A.	43,027
27,512		Valhi, Inc	51
449,255		Valvoline, Inc	9,619
127,228	*	Verso Corp	2,294
916		Vetropack Holding AG.	2,877
115,355		Victrex plc	3,813
2,813		Vinati Organics Ltd	78
1,539,352		Vinythai PCL (Foreign)	1,298
103,694		Voestalpine AG.	2,876
12,410		Vulcan Materials Co	1,787
8,458		Wacker Chemie AG.	639
186,800		Wanhua Chemical Group Co Ltd	1,511
132,387		Warrior Met Coal, Inc	2,797
21,800		Weihai Guangwei Composites Co Ltd	143
158,169	*	Welspun-Gujarat Stahl Ltd	320
156,070	*	Wesdome Gold Mines Ltd	1,222
21,264,000		West China Cement Ltd	3,495
57,144	e	West Fraser Timber Co Ltd	2,521
1,583,300		Western Areas NL	3,372
429,938	e	Western Forest Products, Inc	404
378,800	*	Western Mining Co Ltd	360
110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
708,678	*	Westgold Resources Ltd	$1,136
17,131		Westlake Chemical Corp	1,202
739,530		WestRock Co	31,733
616,548		Wheaton Precious Metals Corp	18,346
3,471,160	e	Wienerberger AG.	102,869
37,006		Winpak Ltd	1,339
1,778		Wonik Materials Co Ltd	47
36,912		Worthington Industries, Inc	1,557
467,254		WR Grace and Co	32,638
116,000		Xiamen Tungsten Co Ltd	217
198,500		Xinxing Ductile Iron Pipes Co Ltd	119
294,090	*	Yamama Cement Co	2,030
2,217,185	e	Yamana Gold, Inc	8,776
21,905		Yamato Kogyo Co Ltd	548
17,923		Yanbu Cement Co	182
205,643		Yanbu National Petrochemical Co	3,069
616,042		Yara International ASA	25,667
774,100		Yeun Chyang Industrial Co Ltd	672
231,220		Yieh Phui Enterprise	71
105,800		Yintai Gold Co Ltd	205
10,655		Yodogawa Steel Works Ltd	198
2,424		Youlchon Chemical Co Ltd	29
117		Young Poong Corp	65
231,000	*,†,e	Youyuan International Holdings Ltd	0	^
2,520,285		Yuen Foong Yu Paper Manufacturing Co Ltd	1,131
345,273		Yule Catto & Co plc	1,618
26,200		Yunnan Energy New Material Co Ltd	190
145,600	*	Yunnan Tin Co Ltd	219
10,346	*	Zaklady Azotowe w Tarnowie-Moscicach S.A.	80
76,681		Zeon Corp	954
945,000		Zhaojin Mining Industry Co Ltd	1,037
56,837		Zhejiang Huayou Cobalt Co Ltd	320
75,000		Zhejiang Jiahua Energy Chemical Industry Co Ltd	121
101,000		Zhejiang Juhua Co Ltd	106
135,000		Zhejiang Longsheng Group Co Ltd	281
214,900		Zhongjin Gold Corp Ltd	260
11,643		Zignago Vetro S.p.A.	166
5,286,731		Zijin Mining Group Co Ltd	2,626
1,197,600		Zijin Mining Group Co Ltd (Class A)	786
		TOTAL MATERIALS	5,433,632

MEDIA & ENTERTAINMENT - 6.3%
69,700	*,e	58.COM, Inc (ADR)	4,512
1,784,384		Activision Blizzard, Inc	106,028
4,513		Addcn Technology Co Ltd	36
129,195	*	Adevinta ASA	1,530
1,870		AfreecaTV Co Ltd	111
95,697		Aimia, Inc	265
3,400	e	Akatsuki, Inc	182
9,517,467	*,e	Alibaba Pictures Group Ltd	1,673
653,973	*	Alphabet, Inc (Class A)	875,925
928,534	*	Alphabet, Inc (Class C)	1,241,468
1,023,765	*	Altice NV (Class A)	6,629
264	*	Altice NV (Class B)	2
111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,330,046	*	Altice USA, Inc	$36,363
50,252	e	AMC Entertainment Holdings, Inc	364
141,935	*	AMC Networks, Inc	5,606
40,840		Amuse, Inc	1,126
48,099	e	Antena 3 de Television S.A.	188
713		APG SGA S.A.	209
681,426	*	Arnoldo Mondadori Editore S.p.A.	1,576
911,393	e,g	Ascential plc	4,736
6,400		Ateam, Inc	64
3,139,549	g	Auto Trader Group plc	24,793
44,733	*,e	Autohome, Inc (ADR)	3,579
19,159		Avex Group Holdings, Inc	221
485,072	*	Baidu, Inc (ADR)	61,313
6,912	*	Baudax Bio, Inc	48
358,300	*	BEC World PCL (Foreign)	70
104,000		Beijing Enlight Media Co Ltd	176
3,600	*	Bengo4.com, Inc	190
6,700	*,e	Bitauto Holdings Ltd (ADR)	99
1,446,927		Borussia Dortmund GmbH & Co KGaA	14,283
10,146	*,e	Boston Omaha Corp	213
1,145		Cable One, Inc	1,704
38,031		Cairo Communication S.p.A.	116
63,747		Capcom Co Ltd	1,765
46,382	*	Cardlytics, Inc	2,916
38,271	*	Care.com, Inc	575
312,150	*	Cargurus, Inc	10,981
256,363	*	Cars.com, Inc	3,133
125,395		carsales.com Ltd	1,462
45,620		CD Projekt Red S.A.	3,364
19,272	*,e	Central European Media Enterprises Ltd (Class A)	87
346,748	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	1,571
4,500	e	Changyou.com Ltd (ADR)	44
237,980	*	Charter Communications, Inc	115,439
238,616		Cheil Communications, Inc	4,962
161,865	*,†	Chennai Super Kings Cricket Ltd	32
75,500		China Film Co Ltd	165
227,000	*,e,g	China Literature Ltd	946
75,100		China South Publishing & Media Group Co Ltd	129
97,700		Chinese Universe Publishing and Media Group Co Ltd	191
159,525		Cinemark Holdings, Inc	5,400
72,115	e	Cineplex Galaxy Income Fund	1,880
555,086	e	Cineworld Group plc	1,609
33,400	*	CITIC Guoan Information Industry Co Ltd	17
3,294		CJ CGV Co Ltd	98
6,054		CJ Hellovision Co Ltd	32
692,414	*	Clear Channel	1,980
116,917		Cogeco Communications, Inc	10,192
27,618		Cogeco, Inc	2,214
31,208	e	COLOPL, Inc	333
20,199		Com2uSCorp	1,873
13,285,595		Comcast Corp (Class A)	597,453
112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
47,319	*	comScore, Inc	$234
2,118,849	*	Conyers Park II Acquisition Corp	23,053
31,100	*	COOKPAD, Inc	101
237,641		Corus Entertainment, Inc	974
241,916		CTS Eventim AG.	15,179
14,228	*	Cumulus Media Inc	250
17,610		CyberAgent, Inc	613
203,313		Cyfrowy Polsat S.A.	1,495
21,631		Daiichikosho Co Ltd	1,134
1,076	*,e	Daily Journal Corp	312
395,823		Daily Mail & General Trust plc	4,357
61,511		Dena Co Ltd	991
133,028		Dentsu, Inc	4,584
50,931	*	DHI Group, Inc	153
44,279		Dip Corp	1,308
20,325	*,e	Discovery, Inc (Class A)	665
119,279	*	Discovery, Inc (Class C)	3,637
801,123	*	DISH Network Corp (Class A)	28,416
565,668		Domain Holdings Australia Ltd	1,469
1,694		Echo Marketing, Inc	47
912,158	*	Electronic Arts, Inc	98,066
134,512	*,e	Embracer Group AB	1,020
151,734		Emerald Expositions Events, Inc	1,601
643,763	e	Entercom Communications Corp (Class A)	2,987
397,708		Entravision Communications Corp (Class A)	1,042
59,787	*,e	Eros International plc	203
59,010		Euromoney Institutional Investor plc	1,018
180,083		Eutelsat Communications	2,927
34,444	*	Eventbrite Inc	695
8,630	*,e	EverQuote Inc	296
51,839		EW Scripps Co (Class A)	814
24,029		F@N Communications, Inc	106
6,643,779	*	Facebook, Inc	1,363,636
35,235	*	Fluent, Inc	88
635,840		Focus Media Information Technology Co Ltd	572
192,983		Fox Corp (Class A)	7,154
243,057		Fox Corp (Class B)	8,847
358,000	*	Freee KK	10,626
48,104	*	Frontier Developments plc	779
285,835		Future plc	5,490
2,600		Gakken Co Ltd	186
198,364	e	Gannett Co, Inc	1,266
2,200		G-bits Network Technology Xiamen Co Ltd	94
212,787	*	GCI Liberty, Inc	15,076
57,800		Giant Network Group Co Ltd	150
235,000	*	Glory Sun Land Group Ltd	26
106,553	*,e	Glu Mobile, Inc	645
14,300		Gourmet Navigator, Inc	127
173,781	*	Gray Television, Inc	3,726
307,900		Gree, Inc	1,391
2,271,627	e	Grupo Televisa S.A.	5,331
784,900		Grupo Televisa SAB (ADR)	9,207
116,843	e	GungHo Online Entertainment Inc	2,475
166,937		Hakuhodo DY Holdings, Inc	2,686
113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
16,654	*	Hemisphere Media Group, Inc	$247
124,981	e	HT&E Ltd	149
56,800	*,e	HUYA, Inc (ADR)	1,020
10,610		Hyundai Hy Communications & Network Co	31
458,810	*	IAC/InterActiveCorp	114,294
92,158	*	IBN18 Broadcast Ltd	27
4,469	*	I-Cable Communications Ltd	0	^
3,402,000	e	IGG, Inc	2,512
29,500	g	IMAX China Holding, Inc	62
50,152	*	Imax Corp	1,025
53,052		Info Edge India Ltd	1,880
1,693,196		Informa plc	19,258
10,815		Innocean Worldwide, Inc	664
11,131		Inox Leisure Ltd	60
94,000		International Games System Co Ltd	1,223
896,968		Interpublic Group of Cos, Inc	20,720
52,432		IPSOS	1,706
156,200	*,e	IQIYI, Inc (ADR)	3,297
404,031		ITE Group plc	546
4,056	*,e	Itokuro, Inc	53
5,333,195		ITV plc	10,671
118,600		JC Decaux S.A.	3,664
1,088	*	Jcontentree Corp	36
3,791		John Wiley & Sons, Inc (Class A)	184
8,420	*	Just Dial Ltd	67
275,457	*,e	Juventus Football Club S.p.A.	385
5,791		JYP Entertainment Corp	120
309,805		Kadokawa Dwango Corp	5,922
303,880		Kakaku.com, Inc	7,759
106,874		Kakao Corp	14,155
92,100		Kamakura Shinsho Ltd	1,454
8,171		Kinepolis Group NV	543
16,484	*,e	KLab, Inc	123
63,471		Konami Corp	2,608
5,410		KT Skylife Co Ltd	41
28,860		Lagardere S.C.A.	629
54,780	*	Lee Enterprises, Inc	78
586,767	*,e	Leyou Technologies Holdings Ltd	175
8,484	*	Liberty Braves Group (Class A)	252
106,114	*	Liberty Braves Group (Class C)	3,135
37,493	*	Liberty Broadband Corp (Class A)	4,670
160,099	*	Liberty Broadband Corp (Class C)	20,132
194,001	*	Liberty Global plc (Class A)	4,412
1,913	*	Liberty Global plc (Class C)	42
332,914	*	Liberty Latin America Ltd (Class A)	6,425
229,553	*	Liberty Latin America Ltd (Class C)	4,467
36,846	*	Liberty Media Group (Class A)	1,613
418,218	*	Liberty Media Group (Class C)	19,223
128,601	*	Liberty SiriusXM Group (Class A)	6,217
414,878	*	Liberty SiriusXM Group (Class C)	19,972
495,592	*	Liberty TripAdvisor Holdings, Inc	3,643
113,220	*	LINE Corp	5,563
161,644	*,e	Lions Gate Entertainment Corp (Class A)	1,723
114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
565,479	*	Lions Gate Entertainment Corp (Class B)	$5,615
220,663	*	Live Nation, Inc	15,771
28,459	*,e	LiveXLive Media, Inc	44
20,402	*	Loral Space & Communications, Inc	659
139,116		M6-Metropole Television	2,618
99,423		Macromill, Inc	952
27,695	*	Madison Square Garden Co	8,148
83,614	*	Mail.Ru Group Ltd	1,865
1,942,000		Major Cineplex Group PCL (Foreign)	1,636
60,890	*	Mango Excellent Media Co Ltd	306
34,827	*	Marchex, Inc (Class B)	132
20,987		Marcus Corp	667
15,958		Marvelous, Inc	106
110,213	*,e	Match Group, Inc	9,050
55,355	*	MDC Partners, Inc	154
1,097,224		Mediaset Espana Comunicacion SA	6,987
194,166	*,e	Mediaset S.p.A.	580
61,812	*	Meet Group, Inc	310
325,000	e	Mega Expo Holdings Ltd	65
549,900		Megacable Holdings SAB de C.V.	2,252
38,482	e	Meredith Corp	1,249
23,300		Mixi Inc	442
662,000	e,g	Mobvista, Inc	289
37,026	*	Modern Times Group AB (B Shares)	441
247,700		Momo, Inc (ADR)	8,298
40,834	*,e	MSG Networks, Inc	710
11,700		MTI Ltd	77
460,966	*	MultiChoice Group Ltd	3,840
90,700	*	NanJi E-Commerce Co Ltd	142
730		Nasmedia Co Ltd	21
63,579		National CineMedia, Inc	463
408,296		Natura & Co Holding S.A.	3,939
249,722		Naver Corp	40,179
12,016		NCsoft	5,607
956,000		NetDragon Websoft, Inc	2,248
113,100		Netease.com (ADR)	34,681
828,085	*	NetFlix, Inc	267,943
21,402	*,g	Netmarble Corp	1,707
4,995		New Work SE	1,636
242,806		New York Times Co (Class A)	7,811
34,907		News Corp (Class A)	494
11,144		News Corp (Class B)	162
350,478	*	Nexon Co Ltd	4,649
67,376		Nexstar Media Group Inc	7,900
31,808		Next Co Ltd	162
2,961	*	NHN Entertainment Corp	170
874,567		Nine Entertainment Co Holdings Ltd	1,099
239,131		Nintendo Co Ltd	95,643
76,840		Nordic Entertainment Group AB	2,484
52,603		O-I Glass, Inc	628
178,422		Omnicom Group, Inc	14,456
131,528		oOh!media Ltd	336
7,800	e	OPT, Inc	119
17,340	e	Paradox Interactive AB	278
115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
6,045	*	Pearl Abyss Corp	$968
380,620		Pearson plc	3,216
57,000		Perfect World Co Ltd	362
250,000		Phoenix Media Investment Holdings Ltd	18
396,000		Plan B Media PCL	100
87,250	*,e	PR Times, Inc	2,000
319,736	*	Promotora de Informaciones S.A.	516
153,018		ProSiebenSat. Media AG.	2,388
12,200		Proto Corp	134
1,381,700	*	PT Global MediaCom Tbk	35
43,880,800		PT Media Nusantara Citra Tbk	5,146
958,148		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	5,174
1,377,400		PT Surya Citra Media Tbk	140
2,781		Publicis Groupe S.A.	126
30,179		PVR Ltd	803
580,269		Quebecor, Inc	14,809
84,952	*	QuinStreet, Inc	1,301
13,700	*,e	Qutoutiao, Inc (ADR)	47
95,905	g	RAI Way S.p.A	660
184	e	RCS MediaGroup S.p.A.	0	^
45,462		REA Group Ltd	3,303
16,591	*	Reading International, Inc	186
2,165,301		Rightmove plc	18,169
142,426	*,e	Roku, Inc	19,071
20,503	*	Rosetta Stone, Inc	372
24,178	e,g	Rovio Entertainment Oyj	120
7,353	*,e	RPA Holdings, Inc	78
81,900		RS PCL	34
4,216		Saga Communications, Inc	128
125,401		Sanoma-WSOY Oyj	1,329
648,934	*,g	Saudi Arabian Oil Co	6,098
8,438	*	Saudi Research & Marketing Group	175
1,260		Schibsted ASA (B Shares)	36
29,192		Scholastic Corp	1,122
299,041	g	Scout24 AG.	19,788
165,300	*,e	Sea Ltd (ADR)	6,648
89,800		Septeni Holdings Co Ltd	232
274,984		SES Global S.A.	3,856
245,970		Shanghai Oriental Pearl Group Co Ltd	331
485,812	e	Shaw Communications, Inc (B Shares)	9,858
4,901	e	Shochiku Co Ltd	739
100,630	*	Sina Corp	4,018
90,623		Sinclair Broadcast Group, Inc (Class A)	3,021
1,428,363	e	Singapore Press Holdings Ltd	2,314
3,142,699	e	Sirius XM Holdings, Inc	22,470
198,698		Sky Network Television Ltd	95
64,400		Sky Perfect Jsat Corp	286
4,369	*	SM Entertainment Co	145
617,600	*,†,e	SMI Holdings Group Ltd	139
14,400		Smiles Fidelidade S.A.	141
500,162	*	Snap, Inc	8,168
313,155		Societe Television Francaise 1	2,610
116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
18,540		Soft-World International Corp	$51
7,500	*,e	Sohu.com Ltd (ADR)	84
2,251,164	*,e	Solocal Group	1,394
2,278,689		Southern Cross Media Group	1,327
47,100	*,e	So-Young International, Inc (ADR)	576
179,075	*	Spotify Technology S.A.	26,781
81,800		Square Enix Co Ltd	4,073
38,757	*	Stillfront Group AB	1,523
27,250	*,e	Storytel AB	418
124,837		Stroer Out-of-Home Media AG.	10,058
1,500,000		T4F Entretenimento S.A.	2,334
571,808	*	Take-Two Interactive Software, Inc	70,006
1,457		Tamedia AG.	141
113,233	*	TechTarget, Inc	2,955
24,800		Tecmo Koei Holdings Co Ltd	648
208,631		TEGNA, Inc	3,482
770		Telenet Group Holding NV	35
174,596		Television Broadcasts Ltd	274
8,475,390		Tencent Holdings Ltd	408,311
74,200	*	Tencent Music Entertainment (ADR)	871
1,131,942	*,e	Thomson	871
119,000	*,g	Tian GE Interactive Holdings Ltd	30
4,600		Toei Animation Co Ltd	236
3,584		Toei Co Ltd	534
71,670		Toho Co Ltd	2,987
227,900		Tokyo Broadcasting System, Inc	3,869
5,665	*	Travelzoo, Inc	61
88,970		Tribune Publishing Co	1,171
172,305		TripAdvisor, Inc	5,235
99,631	*	TrueCar, Inc	473
95,813		TV Asahi Corp	1,769
2,370,250	*	Twitter, Inc	75,967
283,167	*	Ubisoft Entertainment	19,619
5,200	*,e	UUUM, Inc	227
8,400	e	ValueCommerce Co Ltd	180
14,635	*	Vector, Inc	142
17,450	e	ViacomCBS, Inc (Class A)	783
2,923,111		ViacomCBS, Inc (Class B)	122,683
412,401		Village Roadshow Ltd	1,100
32,400		Visual China Group Co Ltd	80
915,664		Vivendi Universal S.A.	26,515
5,247,491		Walt Disney Co	758,945
117,100	*	Wanda Film Holding Co Ltd	306
45,795	*	Webzen, Inc	644
43,344	*,e	Weibo Corp (ADR)	2,009
2,197		WeMade Entertainment Co Ltd	56
495,353	*	West Australian Newspapers Holdings Ltd	115
104,888	*	WideOpenWest, Inc	778
30,800	*	Wise Talent Information Technology Co Ltd	60
44,500		Workpoint Entertainment PCL	21
224,497	e	World Wrestling Entertainment, Inc (Class A)	14,563
2,600		Wowow, Inc	66
749,085		WPP AUNZ Ltd	287
1,985,135		WPP plc	27,935
117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
102,200		Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co Ltd	$396
1,081,401		Yahoo! Japan Corp	4,566
322,464	*	Yandex NV	14,024
65,042	*	Yelp, Inc	2,265
2,439		YG Entertainment, Inc	58
9,500	*	Youzu Interactive Co Ltd	32
116,096	*	Zee Entertainment Enterprises Ltd	21
627,029	*	ZEE Telefilms Ltd	2,567
17,450		Zenrin Co Ltd	290
30,500		ZIGExN Co Ltd	152
84,526	*	Zillow Group, Inc (Class A)	3,866
194,700	*,e	Zillow Group, Inc (Class C)	8,945
2,700,257	*	Zynga, Inc	16,526
		TOTAL MEDIA & ENTERTAINMENT	7,525,053

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.4%
1,240,000	*,g	3SBio, Inc	1,606
2,808	*	89bio, Inc	74
4,929,840		AbbVie, Inc	436,488
230,705		Abcam plc	4,132
30,194	*	Abeona Therapeutics, Inc	99
5,751	*	ABLBio, Inc	119
728,863	*	Acadia Pharmaceuticals, Inc	31,181
27,227	*,e	Accelerate Diagnostics, Inc	460
43,427	*	Acceleron Pharma, Inc	2,302
72,967	*,e	AcelRx Pharmaceuticals, Inc	154
5,866	*,e	Acer Therapeutics Inc	24
319,411	*	Achillion Pharmaceuticals, Inc	1,926
33,921	*,e	Aclaris Therapeutics, Inc	64
27,780	*	Acorda Therapeutics, Inc	57
24,667	*,e	Adamas Pharmaceuticals, Inc	93
24,859	*	Adaptive Biotechnologies Corp	744
213,040		Adcock Ingram Holdings Ltd	818
53,305	*,e	ADMA Biologics, Inc	213
48,355	*	Adverum Biotechnologies, Inc	557
47,462	*	Aeglea BioTherapeutics, Inc	363
40,348	*,e	Aerie Pharmaceuticals, Inc	975
257,568	*,e	Affimed NV	706
100,657	*	Agenus, Inc	410
23,648	*,e	AgeX Therapeutics, Inc	43
134,569		Agilent Technologies, Inc	11,480
108,340	*,e	Agios Pharmaceuticals, Inc	5,173
42,553	*,e	Aimmune Therapeutics, Inc	1,424
42,026		Ajanta Pharma Ltd	574
10,850	*,e	Akcea Therapeutics, Inc	184
318,270	*	Akebia Therapeutics, Inc	2,011
4,898	*,e	Akero Therapeutics, Inc	109
88,065	*	Akorn, Inc	132
9,315	*	Albireo Pharma, Inc	237
75,281	*,†,e	Alder Biopharmaceuticals Inc	66
15,181	*	Aldeyra Therapeutics, Inc	88
27,493	*,e	Alector, Inc	474
118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
56,231	*	Alembic Pharmaceuticals Ltd	$450
632,491	*	Alexion Pharmaceuticals, Inc	68,404
3,556	*	ALK-Abello AS	873
93,707	*	Alkermes plc	1,912
18,713	*,e	Allakos, Inc	1,784
829,947		Allergan plc	158,661
222,829		Alliance Pharma plc	248
37,407	*,e	Allogene Therapeutics, Inc	972
180,848	*	Alnylam Pharmaceuticals, Inc	20,828
2,061	*	Alteogen, Inc	118
164,641	*,e	AMAG Pharmaceuticals, Inc	2,004
1,511,026		Amgen, Inc	364,263
3,321	*	Amicogen, Inc	73
1,640,765	*	Amicus Therapeutics, Inc	15,981
112,514	*	Amneal Pharmaceuticals, Inc	542
35,753	*	Amphastar Pharmaceuticals, Inc	690
25,163	*	AnaptysBio, Inc	409
44,142	*,e	Anavex Life Sciences Corp	114
57,772	*,e	AnGes MG, Inc	338
25,385	*	ANI Pharmaceuticals, Inc	1,565
32,870	*	Anika Therapeutics, Inc	1,704
1,264	*	Anterogen Co Ltd	47
46,817	*	Apellis Pharmaceuticals, Inc	1,434
271,556	*,e	Aphria, Inc	1,418
6,053	*	Applied Therapeutics, Inc	165
6,121	*	Aprea Therapeutics, Inc	281
94,351	*	Arcus Biosciences, Inc	953
42,080	*	Ardelyx, Inc	316
195,793	*	Arena Pharmaceuticals, Inc	8,893
41,090	*	Argenx SE	6,609
574,099	*	Arqule, Inc	11,459
88,797	*,e	Arrowhead Pharmaceuticals Inc	5,632
34,986	*	Arvinas, Inc	1,438
59,000	*,g	Ascletis Pharma, Inc	23
12,128		ASKA Pharmaceutical Co Ltd	140
507,326	*	Aspen Pharmacare Holdings Ltd	4,327
54,167	*	Assembly Biosciences, Inc	1,108
110,076	*	Assertio Therapeutics, Inc	138
1,863,384		Astellas Pharma, Inc	31,808
1,204		AstraZeneca Pharma India Ltd	44
2,914,115		AstraZeneca plc	291,679
434,502		AstraZeneca plc (ADR)	21,664
14,000		Asymchem Laboratories Tianjin Co Ltd	260
48,224	*	Atara Biotherapeutics, Inc	794
5,358	*	ATGen Co Ltd	50
188,495	*,e	Athenex, Inc	2,878
319,372	*,e	Athersys, Inc	393
6,680	*	Atreca, Inc	103
90,327	*	Audentes Therapeutics, Inc	5,405
91,481	*,e	Aurinia Pharmaceuticals, Inc	1,852
285,649		Aurobindo Pharma Ltd	1,828
983,831	*,e	Aurora Cannabis, Inc	2,114
5,823,691	*	Avantor, Inc	105,700
119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
135,405	*	Avid Bioservices, Inc	$1,039
957,874	*,e	Avita Medical Ltd	434
37,712	*	Avrobio, Inc	759
7,669	*,e	Axcella Health, Inc	31
24,011	*,e	Axsome Therapeutics, Inc	2,482
2,879		Bachem Holding AG.	461
25,957	*,e	Basilea Pharmaceutica	1,260
640,940	*	Bausch Health Cos, Inc	19,186
16,903	*,e	Bavarian Nordic AS	435
650,753		Bayer AG.	52,904
21,600	*,e	BeiGene Ltd (ADR)	3,580
510,250		Beijing SL Pharmaceutical Co Ltd	964
102,984		Beijing Tiantan Biological Products Corp Ltd	413
59,000	*,e	Beijing Tong Ren Tang Chinese Medicine Co Ltd	89
80,000		Beijing Tongrentang Co Ltd	324
28,600		Betta Pharmaceuticals Co Ltd	270
10,956	*,e	Beyondspring Inc	170
50,500		BGI Genomics Co Ltd	499
6,929	*	Binex Co Ltd	47
17,829	e,g	BioArctic AB	181
297,985	*	BioCryst Pharmaceuticals, Inc	1,028
718,245	*	BioDelivery Sciences International, Inc	4,539
20,120		Biogaia AB (B Shares)	914
500,217	*	Biogen Inc	148,429
151,703	*	Biohaven Pharmaceutical Holding Co Ltd	8,259
289,737	*	BioMarin Pharmaceutical, Inc	24,497
19,720	*	Bio-Rad Laboratories, Inc (Class A)	7,297
13,018	*	Biospecifics Technologies Corp	741
29,744		Biotage AB	394
20,772		Bio-Techne Corp	4,560
197,338	*	Biovitrum AB	3,271
6,237	*,e	Bioxcel Therapeutics Inc	91
175,006	*,e	Bluebird Bio, Inc	15,357
61,576	*	Blueprint Medicines Corp	4,933
2,412		Boiron S.A.	98
267,583		Boryung Pharmaceutical Co Ltd	3,825
206,898	*	Bridgebio Pharma, Inc	7,252
6,454,725		Bristol-Myers Squibb Co	414,329
197,091		Bruker BioSciences Corp	10,046
9,167		Bukwang Pharmaceutical Co Ltd	114
6,245	*	Cabaletta Bio, Inc	87
123,529	*	Calithera Biosciences, Inc	705
5,018	*,e	Calyxt, Inc	35
11,638	*	Camurus AB	105
223,969	*,e	Canopy Growth Corp (Toronto)	4,710
12,400	*,g	CanSino Biologics, Inc	94
3,725	*	Caplin Point Laboratories Ltd	16
38,016	*,e	Cara Therapeutics, Inc	612
235,486	*	CareDx, Inc	5,079
2,389	*,†	Caregen Co Ltd	0	^
51,668	*,e	CASI Pharmaceuticals, Inc	160
10,169	*	Castle Biosciences, Inc	350
216,975	*	Catalent, Inc	12,216
120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
88,986	*	Catalyst Pharmaceuticals, Inc	$334
9,820	*,e	cbdMD Inc	22
5,052	*	Celcuity, Inc	54
17,051	*,e	Cellectis S.A.	296
685	*	Celltrion, Inc	107
11,942	*,e	Cellular Biomedicine Group, Inc	194
26,661	*,e	CEL-SCI Corp	244
1,579,734		Center Laboratories, Inc	3,163
22,074	*,e	Cerecor Inc	119
8,800		Changchun High & New Technology Industry Group, Inc	565
31,438	*	Charles River Laboratories International, Inc	4,802
69,615	*,e	Charlottes Web Holdings, Inc	533
24,137	*	Checkpoint Therapeutics Inc	42
97,871	*	ChemoCentryx, Inc	3,871
37,300		Chengdu Kanghong Pharmaceutical Group Co Ltd	198
26,552	*	Chiasma, Inc	132
476,816	*	Chimerix, Inc	968
10,235,300	*,†,e	China Animal Healthcare Ltd	13
192,000		China Grand Pharmaceutical and Healthcare Holdings Ltd	105
2,013,900		China Medical System Holdings Ltd	2,899
107,300		China Resources Double Crane Pharmaceutical Co Ltd	201
1,313,500	g	China Resources Pharmaceutical Group Ltd	1,218
53,100		China Resources Sanjiu Medical & Pharmaceutical Co Ltd	242
1,474,000		China Shineway Pharmaceutical Group Ltd	1,396
576		Chong Kun Dang Pharm Corp	50
11,398		Chong Kun Dang Pharmaceutical Corp	953
94,600		Chongqing Zhifei Biological Products Co Ltd	675
2,928		Choongwae Pharma Corp	75
37,377	*,e	ChromaDex Corp	161
161,933		Chugai Pharmaceutical Co Ltd	14,913
266,436		Cipla Ltd	1,785
93,167		Clinigen Group plc	1,141
66,832	e	Clinuvel Pharmaceuticals Ltd	1,334
147,849	*,e	Clovis Oncology, Inc	1,541
24,049	*	CMG Pharmaceutical Co Ltd	88
53,478		CMIC Co Ltd	905
50,378	*	Codexis, Inc	806
490,856	*	Coherus Biosciences, Inc	8,838
53,943	*	Collegium Pharmaceutical, Inc	1,110
36,350	*	Concert Pharmaceuticals, Inc	335
23,663	*	Constellation Pharmaceuticals, Inc	1,115
1,951,000		Consun Pharmaceutical Group Ltd	1,162
54,193	*,e	Corbus Pharmaceuticals Holdings, Inc	296
175,968	*	Corcept Therapeutics, Inc	2,129
33,424	*,†,e	Corium International, Inc	6
23,289	*,e	CorMedix Inc	170
10,824	*,e	Cortexyme Inc	608
4,045	*,e	COSMO Pharmaceuticals NV	320
11,394	*,e	Crinetics Pharmaceuticals, Inc	286
446,698	*,e	Cronos Group, Inc	3,430
121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,964	*	CrystalGenomics, Inc	$102
598,613		CSL Ltd	116,060
3,959,961		CSPC Pharmaceutical Group Ltd	9,450
136,500	*,g	CStone Pharmaceuticals	180
25,854	*	Cue Biopharma, Inc	410
77,913	*	Cymabay Therapeutics, Inc	153
55,892	*,e	Cytokinetics, Inc	593
205,261	*	CytomX Therapeutics, Inc	1,706
3,352		Dae Hwa Pharmaceutical Co Ltd	37
55,287		Daewon Pharmaceutical Co Ltd	825
149,382		Daewoong Co Ltd	1,669
1,083		Daewoong Pharmaceutical Co Ltd	128
2,271,974		Daiichi Sankyo Co Ltd	150,051
1,345,000		Dawnrays Pharmaceutical Holdings Ltd	247
57,433	*	DBV Technologies S.A.	1,250
410,812		Dechra Pharmaceuticals plc	15,796
105,016	*	Deciphera Pharmaceuticals, Inc	6,536
47,307	*,e	Denali Therapeutics, Inc	824
7,247		Dermapharm Holding SE	323
114,203	*,e	Dermira, Inc	1,731
230,289	*	Dicerna Pharmaceuticals, Inc	5,073
145,650		Dishman Carbogen Amcis India Ltd	172
100,134		Divi S Laboratories Ltd	2,591
787		Dong-A Pharmaceutical Co Ltd	73
1,170		Dong-A ST Co Ltd	120
43,100		Dong-E-E-Jiao Co Ltd	219
23,135		DongKook Pharmaceutical Co Ltd	1,779
4,234	*	Dongsung Pharmaceutical Co Ltd	58
185,759		Dr Reddy’s Laboratories Ltd	7,487
75,655	*,e	Dynavax Technologies Corp	433
8,386	*	Eagle Pharmaceuticals, Inc	504
67,285	*	Ecofibre Ltd	126
92,345	*	Editas Medicine, Inc	2,734
10,228	*,e	Eidos Therapeutics, Inc	587
24,043	*	Eiger BioPharmaceuticals, Inc	358
639,090		Eisai Co Ltd	47,821
261,428	*	Elanco Animal Health, Inc	7,699
863,621		Eli Lilly & Co	113,506
26,432	*,e	Eloxx Pharmaceuticals, Inc	195
93,846	*	Emergent Biosolutions, Inc	5,063
40,680	*	Enanta Pharmaceuticals, Inc	2,513
404,466	*	Endo International plc	1,897
4,344	*,e	Enochian Biosciences Inc	22
1,477	*	Enzychem Lifesciences Corp	89
97,083	*	Epizyme, Inc	2,388
16,300		EPS Co Ltd	207
32,169	*,g	Eris Lifesciences Ltd	214
78,987	*,e	Esperion Thereapeutics, Inc	4,710
59,000		Essex Bio-technology Ltd	48
9,483	e	Eurofins Scientific	5,257
817	*	Eutilex Co Ltd	47
15,214	*,e	Evelo Biosciences, Inc	62
14,618	*,e	Evofem Biosciences Inc	90
122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,463	*,e	Evolus, Inc	$188
131,611	*,e	Evotec AG.	3,393
356,226	*	Exact Sciences Corp	32,944
679,422	*	Exelixis, Inc	11,971
62,343	*,e	EyePoint Pharmaceuticals Inc	97
1,027,613		Faes Farma S.A. (Sigma)	5,783
57,600	*	Fate Therapeutics, Inc	1,127
50,539	*	FDC Ltd	150
310,010	*	FibroGen, Inc	13,296
23,133	*	Five Prime Therapeutics, Inc	106
33,070	*,e	Flexion Therapeutics, Inc	685
227,794	*	Fluidigm Corp	793
64,102	*	Forty Seven, Inc	2,524
5,452	*,e	Frequency Therapeutics, Inc	96
6,700		Fuji Pharma Co Ltd	82
4,779	*	Fulcrum Therapeutics, Inc	80
31,928	*	G1 Therapeutics, Inc	844
72,292	*	Galapagos NV	15,123
34,890	*,e	Galectin Therapeutics, Inc	100
1,613	*	Galera Therapeutics, Inc	21
3,119	*	Genexine Co Ltd	167
85,745	*,e	Genfit	1,715
71,419	*	Genmab AS	15,884
254,800	*	Genomma Lab Internacional S.A. de C.V.	252
892,000	*	Genscript Biotech Corp	2,027
60,662		Genus plc	2,555
173,430	*,e	Geron Corp	236
105,599		Gerresheimer AG.	8,167
2,591,581		Gilead Sciences, Inc	168,401
4,573,943		GlaxoSmithKline plc	107,474
301,306		GlaxoSmithKline plc (ADR)	14,158
107,902		Glenmark Pharmaceuticals Ltd	525
54,986	*	Global Blood Therapeutics, Inc	4,371
35,215	*	GlycoMimetics, Inc	186
21,401	*	GNI Group Ltd	513
40,984	*	Gossamer Bio, Inc	641
201,677	*	Granules India Ltd	348
1,376		Green Cross Cell Corp	56
1,337		Green Cross Corp	153
4,935		Green Cross Holdings Corp	95
1,111		Green Cross LabCell Corp	36
357,985	e	Grifols S.A.	12,648
25,148	*,e	Gritstone Oncology, Inc	226
4,876	*	G-treeBNT Co Ltd	131
66,000		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	338
445,781		Guizhou Bailing Group Pharmaceutical Co Ltd	558
8	*	GW Pharmaceuticals plc	0	^
76,522	*,e	GW Pharmaceuticals plc (ADR)	8,001
78,374		H Lundbeck AS	2,996
645,782	*	Halozyme Therapeutics, Inc	11,450
6,649	*	Han All Pharmarceutical Co	207
1,687		Handok Pharmaceuticals Co Ltd	33
81,550		Hangzhou Tigermed Consulting Co Ltd	740
123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
31,778		Hanmi Pharm Co Ltd	$8,123
17,685	*	Hansa Medical AB	158
468,000	*,g	Hansoh Pharmaceutical Group Co Ltd	1,559
5,541	*	Harpoon Therapeutics, Inc	82
26,100	*	HEALIOS KK	357
114,156	*,e	Heron Therapeutics, Inc	2,683
263,134	*,e	HEXO Corp	419
664,068		Hikma Pharmaceuticals plc	17,513
67,351		Hisamitsu Pharmaceutical Co, Inc	3,280
24,914	*,e	Homology Medicines, Inc	516
9,576	*,e	Hookipa Pharma, Inc	117
767,612	*	Horizon Therapeutics Plc	27,788
2,548,684	*,†,e	Hua Han Bio-Pharmaceutical Holdings Ltd	20
122,252		Hualan Biological Engineering, Inc	618
72,400		Hubei Jumpcan Pharmaceutical Co Ltd	252
794	*	Hugel, Inc	273
8,511		Huons Co Ltd	396
126,500	*	Hutchison China MediTech Ltd (ADR)	3,171
334,267		Hypermarcas S.A.	2,974
85,328	*,e	Idorsia Ltd	2,638
4,703	*	IGM Biosciences, Inc	179
92,566		Il Dong Pharmaceutical Co Ltd	1,336
513,728	*	Illumina, Inc	170,424
3,131	*	Ilyang Pharmaceutical Co Ltd	61
137,216	*	Immunogen, Inc	700
165,719	*,e	Immunomedics, Inc	3,507
299,068	*	Incyte Corp	26,115
406,532	*	Indivior plc	210
248,494	*,e	Innate Pharma S.A.	1,661
706,500	*,g	Innovent Biologics, Inc	2,411
348,513	*	Innoviva, Inc	4,935
92,737	*,e	Inovio Pharmaceuticals, Inc	306
193,169	*	Insmed, Inc	4,613
87,713	*,e	Intellia Therapeutics, Inc	1,287
36,906	*,e	Intercept Pharmaceuticals, Inc	4,573
228,802	*	Intersect ENT, Inc	5,697
43,452	*,e	Intra-Cellular Therapies, Inc	1,491
73,101	*,e	Intrexon Corp	401
5,204	*	iNtRON Biotechnology, Inc	69
222,590	*,e	Invitae Corp	3,590
199,263	*	Ionis Pharmaceuticals, Inc	12,037
110,237	*	Iovance Biotherapeutics, Inc	3,051
55,548		Ipca Laboratories Ltd	885
13,051		Ipsen	1,158
879,998	*	IQVIA Holdings, Inc	135,968
146,602	*	Ironwood Pharmaceuticals, Inc	1,951
7,800	*,e	Japan Tissue Engineering Co Lt	69
797,573	*	Jazz Pharmaceuticals plc	119,062
7,886		JCR Pharmaceuticals Co Ltd	638
1,052		Jeil Pharmaceutical Co Ltd	33
285,947		Jiangsu Hengrui Medicine Co Ltd	3,597
62,500		Jilin Aodong Pharmaceutical Group Co Ltd	148
130,000		Jinyu Bio-Technology Co Ltd	350
124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
6,140,305		Johnson & Johnson	$895,686
114,900		Joincare Pharmaceutical Group Industry Co Ltd	171
12,083	*	Jounce Therapeutics, Inc	105
255,228		Jubilant Organosys Ltd	1,920
169,573		JW Holdings Corp	928
177,781	*,e	Kadmon Holdings, Inc	805
41,304		Kaken Pharmaceutical Co Ltd	2,279
20,150	*,e	Kala Pharmaceuticals, Inc	74
5,250	*,e	Kaleido Biosciences Inc	26
11,897	*	KalVista Pharmaceuticals Inc	212
42,889	*,e	Karo Pharma AB	186
8,874	*,e	Karuna Therapeutics, Inc	669
54,456	*	Karyopharm Therapeutics, Inc	1,044
11,369	*	Kezar Life Sciences, Inc	46
33,697	*	Kindred Biosciences, Inc	286
14,406	*	Kiniksa Pharmaceuticals Ltd	159
14,100		Kissei Pharmaceutical Co Ltd	401
126,201	*	Knight Therapeutics, Inc	737
41,896	*,e	Kodiak Sciences, Inc	3,014
8,962	*	Komipharm International Co Ltd	118
61,817		Korea United Pharm Inc	977
9,579	*,e	Krystal Biotech Inc	530
40,543	*	Kura Oncology, Inc	557
6,342		Kwang Dong Pharmaceutical Co Ltd	36
326,535		Kyorin Co Ltd	5,691
84,435		Kyowa Hakko Kogyo Co Ltd	1,989
17,992	*,e	La Jolla Pharmaceutical Co	71
139,979		Laboratorios Almirall S.A.	2,301
32,290	*,e	Lannett Co, Inc	285
6,474	g	Laurus Labs Ltd	33
48,000		Lee’s Pharmaceutical Holdings Ltd	27
1,728	*	LegoChem Biosciences, Inc	79
31,349	*,e	Lexicon Pharmaceuticals, Inc	130
49,891	*,e	Ligand Pharmaceuticals, Inc (Class B)	5,203
167,910	*,e	Lineage Cell Therapeutics, Inc	149
13,788	*	Liquidia Technologies, Inc	59
58,300		Livzon Pharmaceutical Group, Inc	282
8,672	*,e	LogicBio Therapeutics, Inc	62
578,478		Lonza Group AG.	211,033
20,000	*	Lotus Pharmaceutical Co Ltd	77
81,762		Luminex Corp	1,894
168,105	*	Lupin Ltd	1,799
921,500	e,g	Luye Pharma Group Ltd	691
48,969	*	MacroGenics, Inc	533
7,773	*,e	Madrigal Pharmaceuticals, Inc	708
19,987	*	Magenta Therapeutics, Inc	303
80,767	*,e	Mallinckrodt plc	282
193,122	*,e	MannKind Corp	249
257,574	*,e	Marinus Pharmaceuticals, Inc	556
28,507	*,e	Marker Therapeutics Inc	82
1,443,282	*,e	Mayne Pharma Group Ltd	440
142,981	*,e	Medicines Co	12,145
42,421	*,e	MediciNova, Inc	286
134,010	*,e	MediPharm Labs Corp	398
125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
79,499	*	Medpace Holdings, Inc	$6,683
4,092		Medy-Tox, Inc	1,064
71,000		Mega Lifesciences PCL	62
68,479	*	MEI Pharma, Inc	170
27,940	*	MeiraGTx Holdings plc	559
7,488	*	Menlo Therapeutics, Inc	35
8,805,436		Merck & Co, Inc	800,854
65,146		Merck KGaA	7,680
938		Merck Ltd	57
71,993	*	Mersana Therapeutics, Inc	413
1,440,051	*,e	Mesoblast Ltd	2,105
41,287	*	Mettler-Toledo International, Inc	32,752
1,509	*	Mezzion Pharma Co Ltd	249
1,214	*	Millendo Therapeutics Inc	8
31,065	*	Minerva Neurosciences, Inc	221
38,036	*	Mirati Therapeutics, Inc	4,901
2,762	*,e	Mirum Pharmaceuticals, Inc	68
8,308	*,e	Mithra Pharmaceuticals S.A.	245
13,175		Mochida Pharmaceutical Co Ltd	530
309,855	*,e	Moderna, Inc	6,061
13,119	*,e	Molecular Partners AG.	237
31,641	*	Molecular Templates, Inc	442
160,697	*	Momenta Pharmaceuticals, Inc	3,171
5,054	*,e	Morphic Holding, Inc	87
27,580	*	Morphosys AG.	3,901
35,854	*,e	Mustang Bio, Inc	146
1,233,864	*	Mylan NV	24,801
49,613	*	MyoKardia, Inc	3,616
67,402	*	Myriad Genetics, Inc	1,835
25,700		Nanjing King-Friend Biochemical Pharmaceutical Co Ltd	153
164,703	*	NanoString Technologies, Inc	4,582
103,995		Natco Pharma Ltd	865
423,595	*	Natera, Inc	14,271
16,949	*,e	Nektar Therapeutics	366
306,924	*	NeoGenomics, Inc	8,978
5,316	*,e	Neon Therapeutics, Inc	6
215,150	*	Neurocrine Biosciences, Inc	23,126
41,561	*,e	NextCure Inc	2,341
39,664	*,e	NGM Biopharmaceuticals Inc	733
107,102		Nichi-iko Pharmaceutical Co Ltd	1,331
47,000		Nippon Shinyaku Co Ltd	4,070
2,061,122		Novartis AG.	195,167
18,007	*,e	Novavax, Inc	72
3,887,400		Novo Nordisk AS	225,270
27,963	*	OBI Pharma, Inc	123
37,247	*,e	Ocular Therapeutix, Inc	147
11,863	*	Odonate Therapeutics, Inc	385
42,897	*,e	Omeros Corp	604
22,397	*,e	Oncocyte Corp	50
81,632	*,e,g	Oncopeptides AB	1,106
82,420		Ono Pharmaceutical Co Ltd	1,882
350,538	*,e	Opko Health, Inc	515
126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
24,866	*,e	Optinose, Inc	$229
177,825	*,e	Organigram Holdings, Inc	437
10,839	*	Organogenesis Holdings Inc	52
121,670		Orion Oyj (Class B)	5,635
4,571	*	Oscotec, Inc	95
194,280		Otsuka Holdings KK	8,660
29,248	*	Oxford Biomedica plc	250
5,358	*	Oyster Point Pharma, Inc	131
143,300	*	Pacific Biosciences of California, Inc	737
316,020	*	Pacira BioSciences Inc	14,316
2,513,590	*	Paion AG.	5,583
193,525	*,e	Palatin Technologies, Inc	151
22,271	*,e	Paratek Pharmaceuticals, Inc	90
121,481	*	PDL BioPharma, Inc	394
67,200	*	PeptiDream, Inc	3,434
154,963		PerkinElmer, Inc	15,047
29,782		Perrigo Co plc	1,539
9,063	*	Personalis, Inc	99
79,935	*	Pfenex, Inc	878
10,612		Pfizer Ltd	628
11,834,446		Pfizer, Inc	463,674
168,454	*,e	Pharma Mar S.A.	675
877		PHARMA RESEARCH PRODUCTS Co Ltd	27
1,389	*	PharmAbcine	46
24,472		PharmaEngine Inc	56
36,000	*	PharmaEssentia Corp	132
15,951		Pharmally International Holding Co Ltd	115
12,515	*	Pharmicell Co Ltd	91
698,912	*,e	Pharming Group NV	1,231
15,905	*	PhaseBio Pharmaceuticals Inc	97
10,259	*,e	Phathom Pharmaceuticals, Inc	319
81,824		Phibro Animal Health Corp	2,032
129,096	*	Pieris Pharmaceuticals, Inc	467
67,188		Piramal Healthcare Ltd	1,436
6,271	*,e	PolarityTE, Inc	16
72,068	*,e	Portola Pharmaceuticals, Inc	1,721
213,789	*	PRA Health Sciences, Inc	23,763
41,838	*,e	Precision BioSciences Inc	581
48,797	*	Prestige Consumer Healthcare, Inc.	1,976
7,582	*	Prevail Therapeutics, Inc	120
125,606	*	Principia Biopharma, Inc	6,881
84,304	*	Progenics Pharmaceuticals, Inc	429
14,962	*	Protagonist Therapeutics, Inc	105
148,801	*	Prothena Corp plc	2,356
34,889,231		PT Kalbe Farma Tbk	4,068
170,035	*	PTC Therapeutics, Inc	8,167
157,574	*,e	Puma Biotechnology, Inc	1,379
691,177	*	QIAGEN NV	23,362
170,712	*	QIAGEN NV (Turquoise)	5,817
34,820	*,e	Quanterix Corp	823
32,711	*	Ra Pharmaceuticals, Inc	1,535
180,485	*	Radius Health, Inc	3,639
1,470	*	RAPT Therapeutics, Inc	41
67,303	*	Reata Pharmaceuticals, Inc	13,759
127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
24,549	e	Recipharm AB	$391
114,927		Recordati S.p.A.	4,845
16,900	*	Recro Pharma, Inc	310
62,070	*	Regeneron Pharmaceuticals, Inc	23,306
32,054	*	REGENXBIO, Inc	1,313
194,294	*	Repligen Corp	17,972
20,706	*	Replimune Group, Inc	297
39,474	*	Retrophin, Inc	561
42,311	*	Revance Therapeutics, Inc	687
27,895	*,e	Rhythm Pharmaceuticals, Inc	640
106,408		Richter Gedeon Rt	2,313
180,448	*	Rigel Pharmaceuticals, Inc	386
1,091,374		Roche Holding AG.	354,699
27,830	*,e	Rocket Pharmaceuticals, Inc	633
31,313	*,e	Rubius Therapeutics, Inc	297
181,400	*	Sage Therapeutics, Inc	13,095
3,080		Sam Chun Dang Pharm Co Ltd	94
2,044		Samjin Pharmaceutical Co Ltd	44
33,098	*,e,g	Samsung Biologics Co Ltd	12,351
15,424	*,e	SanBio Co Ltd	371
205,596	*	Sangamo Therapeutics Inc	1,721
5,305		Sanofi India Ltd	521
2,200,158		Sanofi-Aventis	220,956
521,449		Sanofi-Aventis S.A. (ADR)	26,177
634,545		Santen Pharmaceutical Co Ltd	12,084
131,721	*	Sarepta Therapeutics, Inc	16,997
47,422		Sartorius Stedim Biotech	7,871
4,228	*	Satsuma Pharmaceuticals, Inc	83
14,332		Saudi Pharmaceutical Industries & Medical Appliances Corp	104
137,702		Sawai Pharmaceutical Co Ltd	8,724
14,541	*	Scholar Rock Holding Corp	192
53,960		Scinopharm Taiwan Ltd	48
21,195		Searle Co Ltd	26
277,640	*	Seattle Genetics, Inc	31,723
4,216	*	Seegene, Inc	111
19,800		Seikagaku Corp	222
70,278	*,e	Seres Therapeutics, Inc	242
98,500		Shandong Buchang Pharmaceuticals Co Ltd	292
114,100		Shanghai Fosun Pharmaceutical Group Co Ltd	437
456,251	e	Shanghai Fosun Pharmaceutical Group Co Ltd (Hong Kong)	1,377
55,000		Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co Ltd	31
87,300		Shanghai Haixin Group Co	35
100,200	g	Shanghai Haohai Biological Technology Co Ltd	606
78,400		Shenzhen Hepalink Pharmaceutical Group Co Ltd	220
50,800		Shenzhen Kangtai Biological Products Co Ltd	641
78,700		Shenzhen Salubris Pharmaceuticals Co Ltd	225
25,300		Shijiazhuang Yiling Pharmaceutical Co Ltd	45
5,946	*	Shilpa Medicare Ltd	23
220,316		Shionogi & Co Ltd	13,629
106,600		Sichuan Kelun Pharmaceutical Co Ltd	360
128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
14,225	e	Siegfried Holding AG.	$6,884
55,764	*	SIGA Technologies, Inc	266
868,000		Sihuan Pharmaceutical Holdings	104
24,256	*	SillaJen, Inc	304
6,249,307		Sino Biopharmaceutical	8,743
20,326	*,e	Solid Biosciences, Inc	90
123,371	*,e	Sorrento Therapeutics, Inc	417
37,208	*	Sosei Group	739
222,337	*	Spectrum Pharmaceuticals, Inc	809
21,858	*	Spero Therapeutics, Inc	210
9,930	*	SpringWorks Therapeutics, Inc	382
1,212,000		SSY Group Ltd	982
2,097		ST Pharm Co Ltd	54
5,384	*	STCUBE	53
46,946	*	Stemline Therapeutics, Inc	499
9,284	*,e	Stoke Therapeutics, Inc	263
244,390		Strides Arcolab Ltd	1,240
37,491	*	Strongbridge Biopharma plc	78
79,638		Sumitomo Dainippon Pharma Co Ltd	1,543
16,842	*	Sun Pharma Advanced Research Company Ltd	37
731,832		Sun Pharmaceutical Industries Ltd	4,435
153,049	*	Supernus Pharmaceuticals, Inc	3,630
11,284	*	Sutro Biopharma, Inc	124
133,956		Suven Life Sciences Ltd	577
42,856	*	Syndax Pharmaceuticals, Inc	376
160,070	*	Syneos Health, Inc	9,520
19,763	g	Syngene International Ltd	89
20,551	*	Synlogic, Inc	53
9,049	*,e	Synthorx, Inc	632
50,537	*	Syros Pharmaceuticals, Inc	349
57,799	*	Taigen Biopharmaceuticals Holdings Ltd	36
74,000	*	TaiMed Biologics, Inc	244
33,114		Taisho Pharmaceutical Holdings Co Ltd	2,444
98,546		Takara Bio, Inc	1,856
875,899		Takeda Pharmaceutical Co Ltd	34,644
4,308		Takeda Pharmaceutical Co Ltd (ADR)	85
54,573		Tanabe Seiyaku Co Ltd	1,001
22,124	*	Tanvex BioPharma, Inc	33
72,400		Tasly Pharmaceutical Group Co Ltd	160
11,735	*,e	TCR2 Therapeutics Inc	168
6,395		Tecan Group AG.	1,797
1,400	*	Tego Science, Inc	28
860,344	*,e	Teva Pharmaceutical Industries Ltd (ADR)	8,431
80,453	*,e	TG Therapeutics, Inc	893
6,316	*	Theragen Etex Co Ltd	45
199,544	*,e	TherapeuticsMD, Inc	483
89,594	*,e	Theratechnologies, Inc	294
78,387	*,e	Theravance Biopharma, Inc	2,029
495,988		Thermo Fisher Scientific, Inc	161,132
333,000		Tong Ren Tang Technologies Co Ltd	327
95,200		Tonghua Dongbao Pharmaceutical Co Ltd	173
71,565		Torii Pharmaceutical Co Ltd	2,004
219,200		Towa Pharmaceutical Co Ltd	5,696
29,341	*,e	Translate Bio, Inc	239
129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
20,773	*,e	Tricida, Inc	$784
31,300		Tsumura & Co	915
84,917		TTY Biopharm Co Ltd	234
26,329	*,e	Turning Point Therapeutics Inc	1,640
21,323	*	Twist Bioscience Corp	448
44,670	*,e	Tyme Technologies, Inc	63
85,324		UCB S.A.	6,790
78,177	*	Ultragenyx Pharmaceutical, Inc	3,339
2,526,680	e	United Laboratories Ltd	1,841
162,682	*	United Therapeutics Corp	14,329
26,318	*,e	UNITY Biotechnology, Inc	190
39,074	*,e	UroGen Pharma Ltd	1,304
292,755	*	Vanda Pharmaceuticals, Inc	4,804
86,687	*,e	VBI Vaccines, Inc	120
1,009,737		Vectura Group plc	1,240
187,031	*	Veloxis Pharmaceuticals A.S.	169
387,972	*	Veracyte, Inc	10,832
250,418	*	Vericel Corp	4,357
25,113	*	Verrica Pharmaceuticals, Inc	399
552,339	*	Vertex Pharmaceuticals, Inc	120,935
5,172	*	Viela Bio, Inc	140
68,123	e	Vifor Pharma AG.	12,433
63,994	*,e	Viking Therapeutics, Inc	513
6,807	*	Vir Biotechnology, Inc	86
13,665	*	Virbac S.A.	3,625
16,556	*	ViroMed Co Ltd	1,319
121,335		Vitrolife AB	2,565
75,025	*	Voyager Therapeutics, Inc	1,047
128,300		Walvax Biotechnology Co Ltd	598
14,809	*	Waters Corp	3,460
22,271	*,e	WaVe Life Sciences Ltd	178
52,964		Whanin Pharmaceutical Co Ltd	705
2,334,000		Winteam Pharmaceutical Group Ltd	1,126
7,406	*	Wockhardt Ltd	24
85,300		WuXi AppTec Co Ltd	1,129
817,519	e,g	WuXi AppTec Co Ltd (Hong Kong)	10,136
1,510,551	*,g	Wuxi Biologics Cayman, Inc	19,132
12,376	*	X4 Pharmaceuticals, Inc	132
16,512	*,e	XBiotech, Inc	308
113,571	*	Xencor, Inc	3,906
27,762	*	Xeris Pharmaceuticals, Inc	196
882,000	g	YiChang HEC ChangJiang Pharmaceutical Co Ltd	5,011
114,300		Yifan Pharmaceutical Co Ltd	267
34,335	*	Y-mAbs Therapeutics, Inc	1,073
8,116		Yuhan Corp	1,656
21,245	*	Yungjin Pharmaceutical Co Ltd	121
313,000		YungShin Global Holding Corp	447
63,400		Yunnan Baiyao Group Co Ltd	815
8,500	*,e	Zai Lab Ltd (ADR)	354
14,515	*	Zealand Pharma AS	513
14,400		Zeria Pharmaceutical Co Ltd	277
27,400		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	433
157,800		Zhejiang Conba Pharmaceutical Co Ltd	140
130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
86,300	*	Zhejiang Huahai Pharmaceutical Co Ltd	$214
127,900		Zhejiang NHU Co Ltd	428
30,100		Zhejiang Wolwo Bio-Pharmaceutical Co Ltd	191
152,327	*,e	ZIOPHARM Oncology, Inc	719
2,187,698		Zoetis, Inc	289,542
85,618	*	Zogenix, Inc	4,463
21,455	*,e	Zynerba Pharmaceuticals, Inc	130
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	8,825,978

REAL ESTATE - 3.8%
226,762		Abacus Property Group	574
155,348		Acadia Realty Trust	4,028
918		Activia Properties Inc	4,601
24,987	*	ADLER Real Estate AG.	381
18,520	g	ADO Properties S.A.	667
976		Advance Residence Investment Corp	3,094
450,234	*,g	Aedas Homes SAU	10,833
22,854		Aedifica S.A.	2,902
68,054		Aeon Mall Co Ltd	1,207
4,660		AEON REIT Investment Corp	6,381
1	*,†	Africa Israel Investments Ltd	0	^
12,622	*	Africa Israel Properties Ltd	525
1,070,000		Agile Property Holdings Ltd	1,608
137,890		Agree Realty Corp	9,676
86,071	*	Airport City Ltd	1,618
2,882,825	*	Aldar Properties PJSC	1,697
420,086		Alexander & Baldwin, Inc	8,805
2,045		Alexander’s, Inc	676
214,269		Alexandria Real Estate Equities, Inc	34,622
30,411		Aliansce Sonae Shopping Centers sa	380
364,149		Allco Commercial Real Estate Investment Trust	449
101,170		Allied Properties Real Estate Investment Trust	4,057
14,205		Allreal Holding AG.	2,824
140,604		Alony Hetz Properties & Investments Ltd	2,225
480,895		Alstria Office REIT-AG.	9,035
6,130	*,e	Altisource Portfolio Solutions S.A.	118
45,448		Altus Group Ltd	1,329
164,300		Amata Corp PCL (Foreign)	110
45,800		American Assets Trust, Inc	2,102
335,881		American Campus Communities, Inc	15,796
101,198	e	American Finance Trust, Inc	1,342
813,562		American Homes 4 Rent	21,323
2,386	*	American Realty Investors, Inc	41
958,474		American Tower Corp	220,277
814,819		Americold Realty Trust	28,568
271,667		Amot Investments Ltd	1,974
12,555,400		Ananda Development PCL (Foreign)	1,095
41,000		Aoyuan Healthy Life Group Co Ltd	31
98,513	e	Apartment Investment & Management Co	5,088
17,969		Apple Hospitality REIT, Inc	292
448,967		Argosy Property Ltd	417
197,266		Armada Hoffler Properties, Inc	3,620
1,187,066		Aroundtown S.A.	10,662
20,690		Arriyadh Development Co	83
131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
79,205		Artis Real Estate Investment Trust	$726
1,852,901		Ascendas REIT	4,094
8,771,438	e	Ascott Trust	8,598
93,000		Ashford Hospitality Trust, Inc	259
9,616,060		Asian Property Development PCL (Foreign)	2,388
3,698,429		Assura Group Ltd	3,811
24,865		Atrium Ljungberg AB	600
2,401,123		Attacq Ltd	2,117
447,177		AvalonBay Communities, Inc	93,773
160,456		Aventus Retail Property Fund Ltd	321
12,438,015		Ayala Land, Inc	11,156
4,761,352	*,†	AZ BGP Holdings	13
12,994		Azrieli Group	952
2,306,300		Bangkok Land PCL	102
1,511,670	*	Barwa Real Estate Co	1,469
3,499		Bayside Land Corp	2,691
15,711		Befimmo SCA Sicafi	953
183,200		Beijing Capital Development Co Ltd	210
4,400,000	e	Beijing Capital Land Ltd	1,236
1,422,000		Beijing North Star Co	465
8,744		Big Shopping Centers Ltd	850
501,059		Big Yellow Group plc	7,958
1,275		BLife Investment Corp	3,334
17,927		Blue Square Real Estate Ltd	1,269
178,655		Bluerock Residential Growth REIT, Inc	2,153
40,824		Boardwalk REIT	1,444
388,668		Boston Properties, Inc	53,582
605,262		BR Malls Participacoes S.A.	2,729
63,108	*	BR Properties S.A.	228
1,457	*	Brack Capital Properties NV	149
32,682		BraeMar Hotels & Resorts, Inc	292
15,330		Brandywine Realty Trust	241
9,108		Brigade Enterprises Ltd	28
1,621,566		British Land Co plc	13,721
35,779		Brixmor Property Group, Inc	773
618		Brookfield Property Partners LP	11
111,264		Brookfield Property REIT, Inc	2,052
52,448		Brt Realty Trust	890
1,089,786		Bunnings Warehouse Property Trust	3,003
55,000		C&D International Investment Group Ltd	64
71,116	e	CA Immobilien Anlagen AG.	2,987
528,152		Cache Logistics Trust	281
1,147,181		Cambridge Industrial Trust	452
369,046		Camden Property Trust	39,156
129,147		Canadian Apartment Properties REIT	5,272
1,854,103		CapitaCommercial Trust	2,746
565,266		Capital & Counties Properties	1,959
4,040,350		CapitaLand Ltd	11,275
1,199,124		CapitaMall Trust	2,195
2,307,118		CapitaRetail China Trust	2,764
265,753		CareTrust REIT, Inc	5,482
25,758		Carmila S.A.	578
343,139	e	Castellum AB	8,060
132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
46,853		CatchMark Timber Trust, Inc	$537
11,184		Catena AB	494
120,900		Cathay Real Estate Development Co Ltd	84
177,613	e	CBL & Associates Properties, Inc	187
570,161	*	CBRE Group, Inc	34,945
422,920		CDL Hospitality Trusts	509
719,773		Cedar Realty Trust, Inc	2,123
28,867		Cedar Woods Properties Ltd	159
1,253,000		Central China Real Estate Ltd	730
1,948,558		Central Pattana PCL (Foreign)	4,039
387,683		Centuria Industrial REIT	909
178,481		Centuria Metropolitan REIT	364
1,109,806		Champion Real Estate Investment Trust	733
138,569		Charter Hall Education Trust	315
1,369,801		Charter Hall Group	10,668
167,782		Charter Hall Long Wale REIT	648
12,214	*	Charter Hall Long Wale REIT (New Share)	47
43,038		Chatham Lodging Trust	789
3,649,722		Cheuk Nang Holdings Ltd	1,780
4,458,000		China Aoyuan Group Ltd	7,274
663,525	*,e	China Dili Group	209
1,634,663	*,e	China Evergrande Group	4,532
144,500		China Fortune Land Development Co Ltd	596
195,000	*,g	China Logistics Property Holdings Co Ltd	76
262,000		China Merchants Land Ltd	41
404,800		China Merchants Shekou Industrial Zone Holdings Co Ltd	1,155
9,385,021		China New Town Development Co Ltd	176
5,881,000		China Overseas Grand Oceans Group Ltd	4,073
5,910,018		China Overseas Land & Investment Ltd	23,017
300,000		China Overseas Property Holdings Ltd	189
2,717,644		China Resources Land Ltd	13,521
16,882,400		China SCE Group Holdings Ltd	9,834
948,000		China South City Holdings Ltd	120
1,425,715		China Vanke Co Ltd	6,082
524,700		China Vanke Co Ltd (Class A)	2,428
67,000	g	China Vast Industrial Urban Development Co Ltd	27
792,000		Chinese Estates Holdings Ltd	627
189,624	e	Chip Eng Seng Corp Ltd	87
279,088		Chong Hong Construction Co	757
2,277,039		CIFI Holdings Group Co Ltd	1,925
1,351		CIM Commercial Trust Corp	20
382,853		City Developments Ltd	3,116
376,578		City Office REIT, Inc	5,091
51,056	e	Citycon Oyj	536
338,845		Civitas Social Housing plc	410
3,011,820		CK Asset Holdings Ltd	21,734
15,299		Clipper Realty, Inc	162
31,084		Cofinimmo	4,568
46,684	e	Colliers International Group, Inc	3,635
778,065		Colony Capital, Inc	3,696
68,000	e	Colour Life Services Group	38
359,183		Columbia Property Trust, Inc	7,511
690		Comforia Residential REIT, Inc	2,185
133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
101,579		Cominar Real Estate Investment Trust	$1,108
16,837		Community Healthcare Trust, Inc	722
1,195,604		Concentradora Fibra Danhos S.A. de C.V.	1,814
187,400	g	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	88
12,583		Consolidated-Tomoka Land Co	759
38,301	*	Consus Real Estate AG.	314
562,457		CoreCivic, Inc	9,776
11,975	e	CorEnergy Infrastructure Trust, Inc	535
38,713		CorePoint Lodging, Inc	413
97,973		Coresite Realty	10,985
62,387	e	Corestate Capital Holding S.A.	2,624
1,995,107		Corp Inmobiliaria Vesta SAB de C.V.	3,588
115,470		Corporate Office Properties Trust	3,393
6,947,391		Country Garden Holdings Co Ltd	11,119
217,961		Cousins Properties, Inc	8,980
2,488		CRE Logistics REIT, Inc	3,061
464		Crescendo Investment Corp	580
8,084	*,e	Cresud S.A. (ADR)	57
49,670		Crombie Real Estate Investment Trust	610
1,050,945	e	Cromwell Group	867
758,805		Crown Castle International Corp	107,864
2,428,943		CSI Properties Ltd	87
57,253		CT Real Estate Investment Trust	712
245,640		CubeSmart	7,733
107,148	*	Cushman & Wakefield plc	2,190
208,756		Custodian Reit plc	315
605,024		CyrusOne, Inc	39,587
643		DA Office Investment Corp	4,938
59,000		DaFa Properties Group Ltd	42
25,400		Daibiru Corp	305
39,073		Daito Trust Construction Co Ltd	4,828
351,520		Daiwa House Industry Co Ltd	10,882
1,243,911	*	Dar Al Arkan Real Estate Development Co	3,650
87,187		Derwent London plc	4,631
98,349		Deutsche Annington Immobilien SE	5,282
32,199		Deutsche Euroshop AG.	954
110,285		Deutsche Wohnen AG.	4,486
173,000		Dexin China Holdings Co Ltd	71
823,324		Dexus Property Group	6,777
307,045	*	Deyaar Development PJSC	31
191,061		DiamondRock Hospitality Co	2,117
23,675		DIC Asset AG.	422
312,567	e	Digital Realty Trust, Inc	37,427
288,278		Dios Fastigheter AB	2,642
225,613		Diversified Healthcare Trust	1,904
491,365		DLF Ltd	1,590
307,207		Dongwon Development Co Ltd	1,085
474,330	*	DoubleDragon Properties Corp	177
506,808		Douglas Emmett, Inc	22,249
75,268		Dream Industrial Real Estate Investment Trust	762
31,619		Dream Office Real Estate Investment Trust	758
82,323		Dream Unlimited Corp	742
659,688		Duke Realty Corp	22,871
134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
441,600	*	Eagle Hospitality Trust	$241
250,692		Easterly Government Properties, Inc	5,949
79,482		EastGroup Properties, Inc	10,545
193,100	*	Eco World Development Group BHD	35
134,400	*	Eco World International BHD	30
245,075	*	Emaar Economic City	624
1,975,495	*	Emaar Malls Group PJSC	984
4,709,671		Emaar Properties PJSC	5,160
1,394,536		Emira Property Fund Ltd	1,315
395,074		Emlak Konut Gayrimenkul Yatiri	97
619,258		Emperor International Holdings	138
14,055		Empire State Realty Trust, Inc	196
449,952		Empiric Student Property plc	581
404,164	g	Entra ASA	6,682
6,836		EPR Properties	483
142,522		Equinix, Inc	83,190
1,023,270		Equites Property Fund Ltd	1,461
86,160		Equity Commonwealth	2,829
845,317		Equity Lifestyle Properties, Inc	59,502
707,597		Equity Residential	57,259
241,731	*	Eshraq Properties Co PJSC	21
471,247		Essential Properties Realty Trust, Inc	11,692
185,788		Essex Property Trust, Inc	55,896
27,967		Eurocommercial Properties NV	784
26,840	*,e	eXp World Holdings Inc	304
398,357		Extra Space Storage, Inc	42,074
234,216		Fabege AB	3,891
6,776,000	e	Fantasia Holdings Group Co Ltd	1,260
8,889,269		Far East Consortium	4,344
414,205		Far East Hospitality Trust	228
450,812		Farglory Land Development Co Ltd	606
34,479	e	Farmland Partners, Inc	234
131,866	*	Fastighets AB Balder	6,103
242,268		Federal Realty Investment Trust	31,187
6,636,106		Fibra Uno Administracion S.A. de C.V.	10,280
2,244,000		Filinvest Land, Inc	66
72,600		Financial Street Holdings Co Ltd	85
241,890		First Capital Real Estate Investment Trust	3,850
236,594		First Industrial Realty Trust, Inc	9,821
308,970		First Real Estate Investment Trust	229
42,427	e	FirstService Corp	3,950
33,743		Fonciere Des Regions	3,832
12,394	*	Forestar Group, Inc	258
3,422,247		Fortress REIT Ltd (Class A)	4,706
322,121		Four Corners Property Trust, Inc	9,081
97,781		Franklin Street Properties Corp	837
4,555,725		Franshion Properties China Ltd	3,547
895,277	e	Frasers Centrepoint Trust	1,872
412,500	e	Frasers Hospitality Trust	218
916,120		Frasers Logistics & Industrial Trust	845
257,209		Front Yard Residential Corp	3,174
408		Frontier Real Estate Investment Corp	1,715
6,825	*	FRP Holdings, Inc	340
365		Fukuoka REIT Corp	622
135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,518,000	e	Future Land Development Holdings Ltd	$1,849
114,500		Future Land Holdings Co Ltd	636
1,034,674		Gaming and Leisure Properties, Inc	44,543
750,000		Gateway Real Estate AG.	3,432
50,272		Gazit Globe Ltd	557
23,701		Gazit, Inc	508
1,906,846		GCP Student Living plc	5,006
635,678		GDI Property Group	658
37,705		Gecina S.A.	6,750
224,100		Gemdale Corp	467
1,054,000		Gemdale Properties and Investment Corp Ltd	139
115,013		Geo Group, Inc	1,910
162,908		Getty Realty Corp	5,355
73,187		Gladstone Commercial Corp	1,600
15,426	e	Gladstone Land Corp	200
267,245		Global Medical REIT, Inc	3,536
302,818		Global Net Lease, Inc	6,141
520		Global One Real Estate Investment Corp	673
6,092		GLP J-Reit	7,563
17,571	*	Godrej Properties Ltd	243
255,780		Goldcrest Co Ltd	4,879
1,986,736		Goodman Property Trust	2,971
1,135,095		GPT Group	4,471
438,950		Grainger plc	1,821
95,083		Grand City Properties S.A.	2,282
73,302		Granite REIT	3,725
1,087,089		Great Portland Estates plc	12,408
289,000		Greenland Holdings Corp Ltd	288
167,000		Greenland Hong Kong Holdings Ltd	72
1,095		Griffin Land & Nurseries, Inc (Class A)	43
758,691		Growthpoint Properties Australia Ltd	2,210
2,594,105		Growthpoint Properties Ltd	4,095
121,200	*	Grupo GICSA S.A. de C.V.	47
4,576,413	e	Guangzhou R&F Properties Co Ltd	8,451
226,400		Guocoland Ltd	330
265,000		Guorui Properties Ltd	55
215,532		H&R Real Estate Investment Trust	3,502
34,280		Hamborner AG.	375
416,623		Hammerson plc	1,703
478,000		Hang Lung Group Ltd	1,182
3,854,733		Hang Lung Properties Ltd	8,464
300		Hankyu Reit, Inc	473
60,718		Hannon Armstrong Sustainable Infrastructure Capital, Inc	1,954
898,224		Hansteen Holdings plc	1,385
406,529		Healthcare Realty Trust, Inc	13,566
515,666		Healthcare Trust of America, Inc	15,614
1,037,300		Healthpeak Properties Inc	35,756
65,754		Heiwa Real Estate Co Ltd	1,808
171,704		Helical Bar plc	1,075
31,670		Heliopolis Housing	47
508,820	e	Hemfosa Fastigheter AB	6,590
35,794	*,†	Hemisphere Properties India Ltd	84

136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,933,025		Henderson Land Development Co Ltd	$14,393
37,252		Hersha Hospitality Trust	542
35,992,723	a	Hibernia REIT plc	56,926
916,042		Highwealth Construction Corp	1,416
8,853		Highwoods Properties, Inc	433
38,880	e	HKC Holdings Ltd	32
3,410,467		Hongkong Land Holdings Ltd	19,617
120		Hoshino Resorts REIT, Inc	619
1,708,571		Host Hotels and Resorts, Inc	31,694
60,334	*	Howard Hughes Corp	7,650
458,235		Huaku Development Co Ltd	1,416
571,487		Hudson Pacific Properties	21,516
151,730		Hufvudstaden AB (Series A)	2,999
225,055		Hulic Co Ltd	2,710
1,386		Hulic Reit, Inc	2,515
156,640		Hung Sheng Construction Co Ltd	135
71,977		Hyprop Investments Ltd	288
1,505,159		Hysan Development Co Ltd	5,902
24,806		Icade	2,701
136,525	e	Ichigo Holdings Co Ltd	575
663		Ichigo Real Estate Investment Corp	688
357,748	*	IDU Co	286
429,100		IGB Real Estate Investment Trust	198
20,300		Iguatemi Empresa de Shopping Centers S.A.	268
30,362		Immobiliare Grande Distribuzione SIIQ S.p.A	211
277,313	e	IMMOFINANZ AG.	7,429
293,439		Independence Realty Trust, Inc	4,132
859,325	*	Indiabulls Real Estate Ltd	787
1,846		Industrial & Infrastructure Fund Investment Corp	2,816
1,376,016	*	Industrial Buildings Corp	3,760
255,446		Industrial Logistics Properties Trust	5,727
1,983,589		Ingenia Communities Group	6,904
366,682		Inmobiliaria Colonial S.A.	4,680
10,084	e	Innovative Industrial Properties, Inc	765
728,836	*,g	Instone Real Estate Group AG.	18,027
67,524		InterRent Real Estate Investment Trust	813
616		Intershop Holding AG.	360
10,680	e	Intervest Offices	307
518,551	*,e	Intu Properties plc	234
7,766		Invesco Office J-Reit, Inc	1,609
170,143		Investec Property Fund Ltd	179
31,178		Investors Real Estate Trust	2,260
48,449	e	Invincible Investment Corp	27,601
1,770,197		Invitation Homes, Inc	53,053
1,450,412		Irish Residential Properties REIT plc	2,587
431,526		Iron Mountain, Inc	13,753
6,000	*,e	IRSA Inversiones y Representaciones S.A. (ADR)	42
56,049	e	iStar Inc	813
1,404,911		IWG plc	8,136
1,793		Japan Excellent, Inc	2,901
9,568		Japan Hotel REIT Investment Corp	7,150
1,034		Japan Logistics Fund Inc	2,637
383		Japan Prime Realty Investment Corp	1,684
639		Japan Real Estate Investment Corp	4,241

137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
19,986	h	Japan Rental Housing Investments, Inc	$19,553
3,723		Japan Retail Fund Investment Corp	8,012
11,003		JBG SMITH Properties	439
20,080	e	Jernigan Capital, Inc	384
59,000		JHSF Participacoes S.A.	105
1,596,750	*,†	Jiangsu Future Land Co Ltd	9,542
165,500		Jiangsu Zhongnan Construction Group Co Ltd	251
282,000		Jiayuan International Group Ltd	110
2,988,000		Jingrui Holdings Ltd	988
91,900		Jinke Properties Group Co Ltd	101
10,016	*,e	John Mattson Fastighetsforetagen AB	150
53,429		Jones Lang LaSalle, Inc	9,301
2,054,329		K Wah International Holdings Ltd	1,147
1,988,000		Kaisa Group Holdings Ltd	949
184,526	e	Katitas Co Ltd	8,124
17,300		Keihanshin Building Co Ltd	227
512		Kenedix Realty Investment Corp	3,956
2,538		Kenedix Residential Investment Corp	4,779
283		Kenedix Retail REIT Corp	720
396,618		Kenedix, Inc	2,065
419,912		Kennedy-Wilson Holdings, Inc	9,364
3,910,717	e	Keppel DC REIT	6,051
527,621		Kerry Properties Ltd	1,676
51,173		Killam Apartment Real Estate Investment Trust	746
264,946		Kilroy Realty Corp	22,229
59,190		Kimco Realty Corp	1,226
2,143,000		Kindom Construction Co	2,277
76,965		Kite Realty Group Trust	1,503
885,425		Kiwi Property Group Ltd	930
141,046		Klepierre	5,366
1,924,032	e	Klovern AB (B Shares)	4,717
9,782		Korea Asset In Trust Co Ltd	28
37,838		Korea Real Estate Investment Trust Co	69
8,094,291	e	K-REIT Asia	7,463
583,515		Kungsleden AB	6,130
1,127,108		KWG Property Holding Ltd	1,579
88,287		Lai Sun Development Co Ltd	117
168,092		Lamar Advertising Co	15,004
263,575	*	Lamda Development S.A.	2,435
7,036,900		Land and Houses PCL Co Reg	2,302
151,347		Land Securities Group plc	1,987
534,500		Langham Hospitality Investments Ltd	162
92,870		Lar Espana Real Estate Socimi S.A.	740
4,155		LaSalle Logiport REIT	6,176
52,326		LEG Immobilien AG.	6,180
978,109		Lend Lease Corp Ltd	12,093
446,043	*,e	Leopalace21 Corp	1,451
229,397		Lexington Realty Trust	2,436
111,146		Liberty Property Trust	6,674
4,027		Life Storage, Inc	436
1,461,703		Link REIT	15,485
3,220,940		Lippo-Mapletree Indonesia Retail Trust	539
85,218		LOG Commercial Properties e Participacoes S.A.	688

138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,930,000		Logan Property Holdings Co Ltd	$9,950
4,049,963		London & Stamford Property plc	12,693
1,369,678	g	Longfor Properties Co Ltd	6,414
3,704,400		LPN Development PCL (Foreign)	541
54,373		LSR Group PJSC (ADR)	136
37,669		LTC Properties, Inc	1,686
242,000		LVGEM China Real Estate Investment Co Ltd	87
283,491		LXI REIT plc	526
12,963	e	Macerich Co	349
297,959		Mack-Cali Realty Corp	6,892
203,250		Macquarie CountryWide Trust	609
1,781,495		Macquarie Goodman Group	16,741
761,590		Macquarie MEAG Prime REIT	411
1,099,176		Mah Sing Group BHD	189
761,950	e	Manulife US Real Estate Investment Trust	762
35,779	*,†,e	Mapeley Ltd	0	^
2,775,984	e	Mapletree Commercial Trust	4,936
1,209,300		Mapletree Greater China Commercial Trust	1,044
4,231,026	e	Mapletree Industrial Trust	8,183
5,550,148	e	Mapletree Logistics Trust	7,179
21,516	*	Marcus & Millichap, Inc	801
657,992		Matrix Concepts Holdings BHD	307
4,849	*	Maui Land & Pineapple Co, Inc	55
209,500		MBK PCL	148
379,327		Medical Properties Trust, Inc	8,008
2,172,810	*	Medinet Nasr Housing	653
55,798,438		Megaworld Corp	4,413
9,739		Melisron Ltd	623
24,871		Mercialys S.A	344
334,463		Merlin Properties Socimi S.A.	4,807
25,287	*,g	Metrovacesa S.A.	248
1,974,200	g	Mexico Real Estate Management S.A. de C.V.	2,569
1,189,491	e	MGM Growth Properties LLC	36,839
7,711		MID Reit, Inc	8,371
30,763		Mid-America Apartment Communities, Inc	4,056
19,261		Minto Apartment Real Estate REIT NPV	343
13,234		Mirae Asset Maps Asia Pacific Real Estate Investment	57
870		Mirai Corp	489
3,917,803		Mirvac Group	8,769
192,386		Mitsubishi Estate Co Ltd	3,681
150		Mitsubishi Estate Logistics REIT Investment Corp	492
1,676,775		Mitsui Fudosan Co Ltd	40,980
789		Mitsui Fudosan Logistics Park, Inc	3,504
5,927		Mobimo Holding AG.	1,767
350,733		Monmouth Real Estate Investment Corp (Class A)	5,079
9,413		Montea C.V.A	855
21,505		Morguard North American Resid	306
27,459		Morguard Real Estate Investment Trust	249
2,002		Mori Hills REIT Investment Corp	3,327
174		Mori Trust Hotel Reit, Inc	241
1,311		Mori Trust Sogo Reit, Inc	2,350
242,829		Multiplan Empreendimentos Imobiliarios S.A.	2,009
6,187	*,e	Nam Tai Property, Inc	53
139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
89,836		National Health Investors, Inc	$7,320
273,041		National Retail Properties, Inc	14,640
526,176		National Storage Affiliates Trust	17,690
421,384		National Storage REIT	543
428,000		Neo-China Land Group Holdings Ltd	54
571,276		NEPI Rockcastle plc	5,051
3,610	*	NESCO Ltd	33
82,781		New Senior Investment Group, Inc	633
7,456,772		New World Development Co Ltd	10,221
316,717		Newmark Group, Inc	4,261
660,334	e	NewRiver REIT plc	1,754
248,161		Nexity	12,473
161,106		NexPoint Residential Trust, Inc	7,250
443		Nippon Accommodations Fund, Inc	2,797
681		Nippon Building Fund, Inc	4,992
4,223		Nippon ProLogis REIT, Inc	10,756
2,174		NIPPON REIT Investment Corp	9,564
97,551		Nomura Real Estate Holdings, Inc	2,340
7,267		Nomura Real Estate Master Fund, Inc	12,430
116,536		Northview Apartment Real Estate Investment Trust	2,660
84,030		NorthWest Healthcare Properties Real Estate Investment Trust	772
10,014		NSI NV	488
188,991	*	Nyfosa AB	1,634
165,956	*	Oberoi Realty Ltd	1,234
41,200		Oceanwide Holdings Co Ltd	27
68,042		Office Properties Income Trust	2,187
119,765		Omega Healthcare Investors, Inc	5,072
14,922		One Liberty Properties, Inc	406
196,364		Open House Co Ltd	5,615
2,330,150		Origin Property PCL	543
1,215		Orix JREIT, Inc	2,634
1,760,374		OUE Commercial Real Estate Investment Trust	740
1,436,424		Outfront Media, Inc	38,525
153,715		Overseas Union Enterprise Ltd	170
460,255	e	Oxley Holdings Ltd	121
317,868	*	Palm Hills Developments SAE	35
1,131,127		Paramount Group, Inc	15,745
203,754		Park Hotels & Resorts, Inc	5,271
802,324		Parkway Life Real Estate Investment Trust	1,981
1,048,734		Parque Arauco S.A.	2,575
24,966		Patrizia Immobilien AG.	556
161,800		Pavilion Real Estate Investment Trust	69
148,330		Pebblebrook Hotel Trust	3,977
75,650	e	Pennsylvania REIT	403
52,537	*	Phoenix Mills Ltd	613
852,158		Physicians Realty Trust	16,140
301,948		Picton Property Income Ltd	388
119,594		Piedmont Office Realty Trust, Inc	2,660
1,001,000		PLA Administradora Industrial S de RL de C.V.	1,642
199,400		Platinum Group PCL	27
433,817		Poly Hong Kong Investment Ltd	180
622,434		Poly Real Estate Group Co Ltd	1,447
140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
63,409		PotlatchDeltic Corp	$2,744
602,873		Precinct Properties New Zealand Ltd	745
274,905	e	Preferred Apartment Communities, Inc	3,662
1,527		Premier Investment Co	2,161
125,828		Prestige Estates Projects Ltd	596
612,735		Primary Health Properties plc	1,299
174,400	*	Prime US REIT	168
245,826		Prince Housing & Development Corp	92
272,074		ProLogis Property Mexico S.A. de C.V.	603
2,144,895		Prologis, Inc	191,196
1,198		Property & Building Corp	128
728,000		Prosperity REIT	285
111,300		Pruksa Holding PCL	55
41,480		PS Business Parks, Inc	6,839
139,910		PSP Swiss Property AG.	19,318
2,108,100	*	PT Alam Sutera Realty Tbk	36
17,128,747	*	PT Bumi Serpong Damai	1,544
2,339,140		PT Ciputra Development Tbk	175
16,315,400	*	PT Hanson International Tbk	59
6,533,140	*	PT Lippo Karawaci Tbk	114
23,020,700		PT Pakuwon Jati Tbk	942
3,218,262		PT PP Properti Tbk	16
18,448,900		PT Puradelta Lestari Tbk	393
3,971,900	*	PT Sentul City Tbk	24
1,978,500		PT Summarecon Agung Tbk	143
296,522		Public Storage, Inc	63,147
424,661	*	Purplebricks Group plc	723
432,571	e	QTS Realty Trust, Inc	23,476
2,043,622		Quality House PCL	175
127,841		Radium Life Tech Co Ltd	50
10,800	*	Rafael Holdings, Inc	193
3,332,259	*	RAK Properties PJSC	395
192,545		Rayonier, Inc	6,308
80,974		Raysum Co Ltd	796
155,243		RDI REIT plc	269
109,145		Re/Max Holdings, Inc	4,201
109,980	e	Realogy Holdings Corp	1,065
245,568		Realty Income Corp	18,081
206,000	e,g	Redco Properties Group Ltd	100
4,772,038		Redefine Properties Ltd	2,576
84,046	*,e	Redfin Corp	1,777
142,000		Redsun Properties Group Ltd	47
551,853		Regency Centers Corp	34,816
1,809,551	g	Regional REIT Ltd	2,710
473,962		Reit Ltd	2,837
90,728		Relo Holdings, Inc	2,524
408,364		Resilient REIT Ltd	1,984
13,201		Retail Estates NV	1,241
107,587		Retail Opportunities Investment Corp	1,900
337,138		Retail Properties of America, Inc	4,518
15,402		Retail Value, Inc	567
1,655,056		Rexford Industrial Realty, Inc	75,586
310,185		RioCan Real Estate Investment Trust	6,392
217,300		RiseSun Real Estate Development Co Ltd	307
141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
162,321		RLJ Lodging Trust	$2,876
105,182		RMR Group, Inc	4,801
1,111,000		Road King Infrastructure	2,152
3,795,564		Robinsons Land Corp	2,065
1,467,500		Ronshine China Holdings Ltd	2,030
71,158		RPT Realty	1,070
472,454		Ruentex Development Co Ltd	713
164,758	e	Rural Funds Group	222
43,270		Ryman Hospitality Properties	3,750
5,862,175	e	S.A. Corporate Real Estate Fund Nominees Pty Ltd	1,281
461,473		Sabana Shari’ah Compliant Industrial REIT	158
328,880		Sabra Healthcare REIT, Inc	7,018
10,754		Safehold, Inc	433
932,612		Safestore Holdings plc	9,957
102,861		Sagax AB	399
88,887		Samhallsbyggnadsbolaget i Norden AB	330
242,500		SAMTY Co Ltd	4,988
2,826		Samty Residential Investment Corp	2,997
13,814,877		Sansiri PCL	502
223,900		Sasseur Real Estate Investment Trust	147
20,092	*	Saudi Real Estate Co	73
34,035		Saul Centers, Inc	1,796
77,199		Savills plc	1,161
178,208		SBA Communications Corp	42,946
541,900		SC Asset Corp PCL	41
8,531,175		Scentre Group	22,960
282,735		Schroder Real Estate Investment Trust Ltd	207
1,734,983		Segro plc	20,659
4,153		Sekisui House Reit, Inc	3,493
98,333		Selvaag Bolig ASA	827
31,483	e	Seritage Growth Properties	1,262
14,217		Service Properties Trust	346
108,053		Shaftesbury plc	1,356
857,624		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	829
84,400		Shanghai Zhangjiang High-Tech Park Development Co Ltd	186
5,558,154		Shenzhen Investment Ltd	2,228
860,761		Shimao Property Holdings Ltd	3,336
70,970	*	Shining Building Business Co Ltd	26
503,351		Shopping Centres Australasia Property Group	944
3,095,000		Shui On Land Ltd	680
100,586	e	Shurgard Self Storage Europe Sarl	3,836
116		SIA Reit, Inc	382
254,240		Siam Future Development PCL	45
536,000		Sime Darby Property BHD	120
646,610		Simon Property Group, Inc	96,319
629,600		Singha Estate PCL	54
1,393,158		Sino Land Co	2,022
2,217,639		Sino-Ocean Land Holdings Ltd	890
54,692		Sinyi Realty Co	57
2,809,529	e	Sirius Real Estate Ltd	3,294
90,258		SITE Centers Corp	1,265
142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
42,789		Six of October Development & Investment	$35
1,934		SK D&D Co Ltd	49
562,000		Skyfame Realty Holdings Ltd	74
405,044		SL Green Realty Corp	37,215
22,180,490		SM Prime Holdings	18,410
124,438		Smart Real Estate Investment Trust	2,991
10,290	*	Sobha Developers Ltd	58
5,250,135		Soho China Ltd	1,981
482,869	e	Soilbuild Business Space REIT	187
368,500		SP Setia BHD	144
25,141		Sparkassen Immobilien AG.	629
869,900		SPH REIT	692
85,430		Spirit Realty Capital, Inc	4,201
317,083		ST Modwen Properties plc	2,087
32,736	*,e	St. Joe Co	649
584,854		STAG Industrial, Inc	18,464
228,542		Standard Life Investment Property Income Trust Ltd	276
4,872	e,h	Star Asia Investment Corp	5,237
116		Starts Proceed Investment Corp	216
3,173,890		Stockland Trust Group	10,298
731,464	e	Stor-Age Property REIT Ltd	771
718,000	e	StorageVault Canada, Inc	2,051
338,421		STORE Capital Corp	12,603
7,034	*	Stratus Properties, Inc	218
142,110		Sumitomo Realty & Development Co Ltd	4,958
98,536		Summit Hotel Properties, Inc	1,216
75,543		Summit Industrial Income REIT	702
19,421		Summit Real Estate Holdings Ltd	260
501,803		Sun Communities, Inc	75,321
227,900		Sun Frontier Fudousan Co Ltd	2,728
1,375,359		Sun Hung Kai Properties Ltd	21,063
2,309,522		Sunac China Holdings Ltd	13,788
7,160,000	*,e	Suncity Group Holdings Ltd	1,461
588,000		Sunlight Real Estate Investment Trust	380
415,299		Sunstone Hotel Investors, Inc	5,781
2,791,967		Suntec Real Estate Investment Trust	3,822
11,942	*	Sunteck Realty Ltd	70
2,427,261		Sunway BHD	1,068
357,300		Sunway Real Estate Investment	159
7,394,400		Supalai PCL	4,409
667,500		Swire Pacific Ltd (Class A)	6,201
3,756,994		Swire Properties Ltd	12,446
84,131	e	Swiss Prime Site AG.	9,733
430,291		TAG Tegernsee Immobilien und Beteiligungs AG.	10,687
18,400		Tahoe Group Co Ltd	16
776,300		Takara Leben Co Ltd	3,600
7		Takara Leben Infrastructure Fu	8
237		Takara Leben Real Estate Investment Corp	276
214,640		Talaat Moustafa Group	109
89,290	e	Tanger Factory Outlet Centers, Inc	1,315
223,128		Taubman Centers, Inc	6,937
18,993	*	Tejon Ranch Co	304
316,781		Terreno Realty Corp	17,151
155,833		TLG Immobilien AG.	4,973
143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
22,480		TOC Co Ltd	$185
704,627		Tokyo Tatemono Co Ltd	10,998
4,679,110		Tokyu Fudosan Holdings Corp	32,311
1,057		Tokyu REIT, Inc	2,004
351,046		Tosei Corp	4,793
3,001	e	Tosei Reit Investment Corp	3,687
2,158	*,e	Transcontinental Realty Investors, Inc	86
199,028	e	Tricon Capital Group, Inc	1,629
4,865,970		Tritax Big Box REIT plc	9,602
10,625,687	g	Tritax EuroBox plc	13,329
711,000	*	U City PCL	41
23,929		UDR, Inc	1,117
268,400	*	UEM Land Holdings BHD	46
425,169	e	UK Commercial Property REIT Ltd	500
34,241		UMH Properties, Inc	539
30,366		Unibail-Rodamco-Westfield	4,791
3,542		Unibail-Rodamco-Westfield (Paris)	559
442,866	*	Union Properties PJSC	33
791,756		Unite Group plc	13,214
3,757,076	*	United Development Co PSC	1,568
4,967		United Urban Investment Corp	9,328
233,933	e	Uniti Group, Inc	1,921
132,000		Univentures PCL	28
12,225		Universal Health Realty Income Trust	1,435
182,156		Unizo Holdings Co Ltd	8,553
439,502		UOL Group Ltd	2,720
80,614		Urban & Civic plc	368
110,328		Urban Edge Properties	2,116
25,997		Urstadt Biddle Properties, Inc (Class A)	646
6,442		Vastned Retail NV	193
544,767		Ventas, Inc	31,455
1,252,924		VEREIT, Inc	11,577
868,025		VICI Properties, Inc	22,178
4,271,367		Vicinity Centres	7,471
926,400		Vista Land & Lifescapes, Inc	141
305,071		Viva Energy REIT	571
53,250		Vornado Realty Trust	3,541
2,477,716		Vukile Property Fund Ltd	3,432
87,812	e	Wallenstam AB	1,061
65,521	*	Warehouses De Pauw SCA	11,931
185,193	e	Washington Prime Group, Inc	674
76,667		Washington REIT	2,237
373,402		Watkin Jones plc	1,202
109,860		Weingarten Realty Investors	3,432
624,607		Welltower, Inc	51,080
22,280	e	Wereldhave NV	503
1,588,125		Weyerhaeuser Co	47,961
1,772,335		WHA Corp PCL	229
1,616,357		Wharf Holdings Ltd	4,108
2,743,717		Wharf Real Estate Investment Co Ltd	16,741
575,000		Wheelock & Co Ltd	3,833
35,396		Whitestone REIT	482
408,732		Wihlborgs Fastigheter AB	7,517
144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
211,440	e	Wing Tai Holdings Ltd	$318
292,278		Workspace Group plc	4,599
13,939		WP Carey, Inc	1,116
34,972		WPT Industrial Real Estate Investment Trust	482
108,228		Xenia Hotels & Resorts, Inc	2,339
352,700		Xinhu Zhongbao Co Ltd	192
150,400		Yango Group Co Ltd	184
312,687		Yanlord Land Group Ltd	282
120,000	*	Yincheng International Holding Co Ltd	36
730,344	*,e	Yoma Strategic Holdings Ltd	190
157,700		YTL Hospitality REIT	52
386,000		Yuexiu Real Estate Investment Trust	262
17,376,000		Yuexiul Property Co Ltd	4,014
3,161,375		Yuzhou Properties Co	1,739
1,109,000		Zhenro Properties Group Ltd	797
384,000	*	Zhuguang Holdings Group Co Ltd	52
		TOTAL REAL ESTATE	4,488,997

RETAILING - 5.2%
187,031	*	1-800-FLOWERS.COM, Inc (Class A)	2,712
369,430		Aaron’s, Inc	21,098
38,769		ABC-Mart, Inc	2,646
59,073		Abercrombie & Fitch Co (Class A)	1,021
1,094,182		Accent Group Ltd	1,433
284,325		Adastria Holdings Co Ltd	6,469
117,907		Advance Auto Parts, Inc	18,884
134,200		Aeon Co M BHD	47
80,000	*	Alibaba Group Holding Ltd	2,127
2,564,325	*	Alibaba Group Holding Ltd (ADR)	543,893
74,784	e	Alpen Co Ltd	1,217
1,104,477	*,n	Amazon.com, Inc	2,040,897
151,441		American Eagle Outfitters, Inc	2,226
5,852	*	America’s Car-Mart, Inc	642
131,277	*,e	AO World plc	157
19,900		AOKI Holdings, Inc	206
23,841		Aoyama Trading Co Ltd	335
83,245		AP Eagers Ltd	599
56,194		Arata Corp	2,323
64,200		Arc Land Sakamoto Co Ltd	731
6,143	*	Arvind Fashions Ltd	34
7,658		Asahi Co Ltd	99
18,435	*	Asbury Automotive Group, Inc	2,061
15,722	*	Ascena Retail Group, Inc	120
10,600		ASKUL Corp	320
387,116	*,e	ASOS plc	17,348
48,831	*,e	At Home Group, Inc	269
39,188		Autobacs Seven Co Ltd	617
111,170	*	Autonation, Inc	5,406
41,692	*,n	AutoZone, Inc	49,668
3,484,879		B&M European Value Retail S.A.	18,910
4,066,581	*	B2W Companhia Global Do Varejo	63,900
39,372	*	Barnes & Noble Education, Inc	168
479,800		Beauty Community PCL (Foreign)	27
118,325	e	Bed Bath & Beyond, Inc	2,047
145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
25,305		Belluna Co Ltd	$165
2,375,160		Berjaya Auto BHD	1,220
858,260		Best Buy Co, Inc	75,355
56,800		BIC CAMERA, Inc	647
37,359		Big Lots, Inc	1,073
264,423		Bilia AB	3,001
552,091	*	BJ’s Wholesale Club Holdings, Inc	12,555
2,626,097	*	boohoo.com plc	10,363
83,488	*,n	Booking Holdings, Inc	171,462
26,984	*	Boot Barn Holdings, Inc	1,202
21,843	*,e,g	Boozt AB	124
537,000	*,†,e	Boshiwa International Holding	1
27,803	e	Buckle, Inc	752
130,873	*	Burlington Stores, Inc	29,843
152,607		Burson Group Ltd	686
163,565		Caleres, Inc	3,885
266,553	e	Camping World Holdings, Inc	3,929
54,320		Canadian Tire Corp Ltd	5,846
591,243		Card Factory plc	1,158
653,369	*	CarMax, Inc	57,281
88,126	*,e	Carvana Co	8,112
25,806		Cashbuild Ltd	414
20,386		Cato Corp (Class A)	355
105,335		Chico’s FAS, Inc	401
176,604	e,n	Children’s Place, Inc	11,041
110,000		China Animation Characters Co Ltd	31
330,100		China Grand Automotive Services Co Ltd	155
163,500	e	China Harmony New Energy Auto Holding Ltd	82
2,970,000		China Meidong Auto Holdings Ltd	3,890
228,500		China ZhengTong Auto Services Holdings Ltd	82
9,016	e	Chiyoda Co Ltd	133
115,060		Citi Trends, Inc	2,660
21,225		CJ O Shopping Co Ltd	2,926
100,719	e	Clas Ohlson AB (B Shares)	1,213
151,000	*,e,g	Cogobuy Group	25
8,599,300		Com7 PCL (Foreign)	7,599
39,577	*,e	Conn’s, Inc	490
33,910	*,e	Container Store Group, Inc	143
262,180		Core-Mark Holding Co, Inc	7,129
1,588		Cuckoo Homesys Co Ltd	59
197,387		Dah Chong Hong Holdings Ltd	94
474,579	e	DCM Japan Holdings Co Ltd	4,622
19,825		Delek Automotive Systems Ltd	127
253,571	*,g	Delivery Hero AG.	20,098
58,706		Designer Brands, Inc	924
106,554	*	Despegar.com Corp	1,436
209,647		Dick’s Sporting Goods, Inc	10,375
49,743		Dieteren S.A.	3,493
9,551	e	Dillard’s, Inc (Class A)	702
179,700	*	Dohome PCL	58
663,979		Dollar General Corp	103,567
440,354	*	Dollar Tree, Inc	41,415
280,132		Dollarama, Inc	9,628
146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
311,600		Don Quijote Co Ltd	$5,170
12,100		Doshisha Co Ltd	200
4,882	e	Dufry Group	484
9,567	*,e	Duluth Holdings, Inc	101
456,190	e	Dunelm Group plc	6,985
35,970	e,g	Dustin Group AB	289
2,465,037		eBay, Inc	89,012
574,088		EDION Corp	6,375
33,051	*	eDreams ODIGEO S.A.	159
354,436	e	El Puerto de Liverpool SAB de C.V.	1,761
12,700	*,e	Enigmo, Inc	104
4,069,800	*,e	Esprit Holdings Ltd	820
179,940	*	Etsy, Inc	7,971
487,577	g	Europris ASA	1,916
801,793		Expedia Group Inc	86,706
59,427	*	Express Parent LLC	289
330,000		Far Eastern Department Stores Co Ltd	287
1,159,857	*,e	Farfetch Ltd	12,005
54,923		Fast Retailing Co Ltd	32,628
17,292	*	Fawaz Abdulaziz Al Hokair & Co	118
105,026	*	Five Below, Inc	13,429
100,287	*	Floor & Decor Holdings, Inc	5,096
158,406		Foot Locker, Inc	6,176
588,030	e	Foschini Ltd	6,281
54,800		Fuji Co Ltd	974
57,689	*,e	Funko, Inc	990
10,430		Future Lifestyle Fashions Ltd	59
5,880	*,e	Gaia, Inc	47
89,587	e	GameStop Corp (Class A)	545
264,959		Gap, Inc	4,684
13,768	*	Genesco, Inc	660
33,160		Genuine Parts Co	3,523
16,600		Geo Holdings Corp	205
672,000		Giordano International Ltd	203
71,642	*,e	GNC Holdings, Inc	193
1,007,298		Gocompare.Com Group plc	1,387
8,514,844	*,e	GOME Electrical Appliances Holdings Ltd	787
146,000	*	Grand Baoxin Auto Group Ltd	28
6,411	*,e	Greenlane Holdings Inc	21
16,826		Group 1 Automotive, Inc	1,683
16,561	*	Groupe Fnac	984
3,186,481	*	Groupon, Inc	7,616
541,943	*,e	GrubHub, Inc	26,360
14,800	*	Grupo SBF S.A.	130
8,750		GS Home Shopping, Inc	1,125
43,735	e	Guess?, Inc	979
671,558		Gulliver International Co Ltd	3,860
107,679	e	Halfords Group plc	241
433,125		Hankyu Department Stores, Inc	4,841
965,226	e	Harvey Norman Holdings Ltd	2,757
16,887		Haverty Furniture Cos, Inc	340
268,258	*	HelloFresh SE	5,615
3,032,025		Hengdeli Holdings Ltd	128
5,316,000	*,e	HengTen Networks Group Ltd	76
147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,384,047	e	Hennes & Mauritz AB (B Shares)	$28,231
66,849	*,e	Hibbett Sports, Inc	1,874
25,390		Hikari Tsushin, Inc	6,380
236,000		HLA Corp Ltd	260
3,038,490		Home Depot, Inc	663,546
4,705,294		Home Product Center PCL (Foreign)	2,509
4,264		Hornbach Baumarkt AG.	112
25,239		Hornbach Holding AG. & Co KGaA	1,826
271,518		Hotai Motor Co Ltd	6,187
30,139		Hotel Shilla Co Ltd	2,356
326,007	*	Hudson Ltd	5,001
115,560	e	Hudson’s Bay Co	879
12,927		Hyundai Department Store Co Ltd	927
9,362		Hyundai Home Shopping Network Corp	652
329,327		Inchcape plc	3,080
905,552		Industria De Diseno Textil S.A.	32,003
211,075		Isetan Mitsukoshi Holdings Ltd	1,895
24,528	*	Istyle, Inc	147
258,000		IT Ltd	62
19,600		Izumi Co Ltd	706
144,913		J Front Retailing Co Ltd	2,021
17,520	e	J. Jill, Inc	20
294,892		Jardine Cycle & Carriage Ltd	6,595
113,528		Jarir Marketing Co	5,012
175,578	e	JB Hi-Fi Ltd	4,647
330,918	*,e	JC Penney Co, Inc	371
777,073		JD Sports Fashion plc	8,631
1,420,200	*	JD.com, Inc (ADR)	50,034
7,142		Jin Co Ltd	483
43,720		Joshin Denki Co Ltd	1,037
27,874		Joyful Honda Co Ltd	355
171,461		JUMBO S.A.	3,568
15,700	*,e	Jumei International Holding Ltd (ADR)	32
558,190	*	Just Eat plc	6,176
110,987		Keiyo Co Ltd	582
136,771		Kering	90,120
176,681		Kingfisher plc	509
4,200		Kintetsu Department Store Co Ltd	149
275,323		Kogan.com Ltd	1,467
341,870		Kohl’s Corp	17,418
166,300		Kohnan Shoji Co Ltd	3,907
135,895		Komeri Co Ltd	2,919
202,728		K’s Holdings Corp	2,650
493,979		L Brands, Inc	8,951
104,440	*,e	Lands’ End, Inc	1,755
77,225	*	Leaf Group Ltd	309
6,490,652		Li & Fung Ltd	708
154,300	*	Liaoning Cheng Da Co Ltd	338
96,500	*	Lifestyle China Group Ltd	30
243,000		Lifestyle International Holdings Ltd	279
25,599	*	Liquidity Services, Inc	153
84,503		Lithia Motors, Inc (Class A)	12,422
12,300		LIXIL VIVA Corp	221
148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
389,753	*	LKQ Corp	$13,914
600,000		Lojas Americanas S.A.	2,951
2,582,194		Lojas Americanas S.A. (Preference)	16,723
988,117		Lojas Renner S.A.	13,867
168,136		Lookers plc	122
2,306		LOTTE Himart Co Ltd	61
9,533		Lotte Shopping Co Ltd	1,115
31,859	e	Lovisa Holdings Ltd	277
1,785,023		Lowe’s Companies, Inc	213,774
190,561		Luk Fook Holdings International Ltd	550
27,307	*,e	Lumber Liquidators, Inc	267
332,201	e	Macy’s, Inc	5,647
758,244		Magazine Luiza S.A.	9,046
89,895	g	Maisons du Monde S.A.	1,309
90,100	*	MakeMyTrip Ltd	2,063
21,400	*	MarineMax, Inc	357
26,500	*	Marisa Lojas S.A.	88
25,072		Marks & Spencer Group plc	71
119,909		Marui Co Ltd	2,924
115,074		Matas A.S.	952
15,016		Matsuya Co Ltd	120
4,200		Media Do Holdings Co Ltd	160
1,458,900	*	Meituan Dianping (Class B)	19,062
98,988	*	Mekonomen AB	983
47,400	*,e	Mercari, Inc	969
666,671	*	Metro AG.	4,030
78,521	*,e	Michaels Cos, Inc	635
206,997	e	Mobilezone Holding AG.	2,323
95,000		momo.com, Inc	920
1,040,447		Moneysupermarket.com Group plc	4,567
31,356		Monro Muffler, Inc	2,452
43,602		Motus Holdings Ltd	254
791,722		Mr Price Group Ltd	10,336
56,500	*,g	Mulsanne Group Holding Ltd	56
54,629	*	Murphy USA, Inc	6,392
1,967,560	*,e	Myer Holdings Ltd	663
86,114		N Brown Group plc	186
588,487		Naspers Ltd (N Shares)	96,304
325,845	*	National Vision Holdings, Inc	10,567
533,598		New Carphone Warehouse plc	1,019
115,752		Next plc	10,786
165,100	e	Nextage Co Ltd	1,938
24,487		Nishimatsuya Chain Co Ltd	210
82,442		Nitori Co Ltd	13,014
187,800		Nojima Corp	3,911
125,354	e	Nordstrom, Inc	5,131
3,878		NS Shopping Co Ltd	32
344,477	*	Ocado Ltd	5,845
520,618		Office Depot, Inc	1,426
11,000	*	Oisix ra daichi, Inc	122
79,319	*	Ollie’s Bargain Outlet Holdings, Inc	5,180
317,499	g	On the Beach Group plc	2,050
5,484	*,e	Open Door, Inc	78
125,186	*	O’Reilly Automotive, Inc	54,864
149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
27,274	*	Overstock.com, Inc	$192
1,055,500		Padini Holdings BHD	836
5,614		Pal Co Ltd	196
78,132		Paltac Corp	3,732
10,700		Parco Co Ltd	181
21,780	*	PC Home Online	69
69,884		Penske Auto Group, Inc	3,510
619,169	g	Pepkor Holdings Ltd	799
18,913	e	PetMed Express, Inc	445
1,033,100		Petrobras Distribuidora S.A.	7,742
269,985		Pets at Home Group plc	1,000
171,774	*,e	Pinduoduo, Inc (ADR)	6,496
85,348		Pool Corp	18,126
5,885,500		Pou Sheng International Holdings Ltd	1,857
19,701		Poya Co Ltd	277
84,733		Premier Investments Ltd	1,115
365,356	*	Prosus NV	27,344
4,864,400		PT ACE Hardware Indonesia Tbk	524
6,666,600		PT Matahari Department Store Tbk	2,022
31,173,200		PT Mitra Adiperkasa Tbk	2,368
6,565,900		PT Ramayana Lestari Sentosa Tbk	504
157,100		PTG Energy PCL	84
75,117	*	Quotient Technology, Inc	741
893,565	*	Qurate Retail Group, Inc QVC Group	7,533
87,965		Rakuten, Inc	751
91,888	*	Real Matters, Inc	872
17,728	*,e	RealReal, Inc	334
235,890		Rent-A-Center, Inc	6,803
32,995	*,e	RH	7,044
160,755		Ripley Corp S.A.	72
387,100		Robinson PCL	852
37,147	*,g	Rocket Internet SE	921
765,963		Ross Stores, Inc	89,173
30,367	*	RTW RetailWinds, Inc	24
445,150	*	Rubicon Project, Inc	3,632
210,100		Ryohin Keikaku Co Ltd	4,897
5,564,458	e	SA SA International Holdings Ltd	1,257
664,338		SACI Falabella	2,863
116,169	*	Sally Beauty Holdings, Inc	2,120
26,700	e	Sanrio Co Ltd	524
2,978		Saudi Co For Hardware CJSC	41
6,037	*	Seobu Truck Terminal Co Ltd	45
22,700		Seria Co Ltd	618
22,006		Shimachu Co Ltd	601
21,792		Shimamura Co Ltd	1,657
43,356		Shinsegae Co Ltd	10,808
579		Shinsegae International Co Ltd	110
178,000		Shirble Department Stores	37
9,246	e	Shoe Carnival, Inc	345
5,474	*,g	Shop Apotheke Europe NV	267
4,889	*	Shopper’s Stop Ltd	25
18,338	*	Shutterstock, Inc	786
309,921		Siam Global House PCL	167
150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
50,231		Signet Jewelers Ltd	$1,092
42,436	e,g	Sleep Country Canada Holdings, Inc	660
94,593	*	Sleep Number Corp	4,658
13,670	*,e,g	SMCP S.A.	145
222,296		Sonic Automotive, Inc (Class A)	6,891
115,958	*	Sports Direct International plc	707
120,589	*	Sportsman’s Warehouse Holdings, Inc	968
15,657	*	Stamps.com, Inc	1,308
144,230		Start Today Co Ltd	2,758
40,118	*,e	Stitch Fix Inc	1,029
435,900		Suning.com Co Ltd	633
703,005		Super Cheap Auto Group Ltd	4,989
106,141	*	Super Group Ltd	216
28,969	e	SuperGroup plc	194
47,077	e	Tailored Brands, Inc	195
558,800		Takashimaya Co Ltd	6,268
32,927	*,e,g	Takeaway.com Holding BV	3,044
53,096		Takkt AG.	749
1,314,087		Target Corp	168,479
80,869		Telepark Corp	1,959
59,000		Test-Rite International Co	42
245,406		Tiffany & Co	32,798
267,481		Tilly’s, Inc	3,277
2,093,164		TJX Companies, Inc	127,809
70,995		Tokmanni Group Corp	1,005
9,953	*	Tokyo Base Co Ltd	55
9,600		Tokyo Derica Co Ltd	81
195,653		Tractor Supply Co	18,282
1,439,127	*,e,g	Trainline plc	9,747
1,059,109	*	Trip.com Group Ltd (ADR)	35,523
1,386,232		Truworths International Ltd	4,878
92,481	*	Ulta Beauty, Inc	23,411
47,934	e	Uni-Select, Inc	420
11,499		United Arrows Ltd	326
5,744		United Electronics Co	115
5,477	*	Urban Outfitters, Inc	152
259,343		USS Co Ltd	4,902
1,866		Valora Holding AG.	521
2,282,271	*	Via Varejo S.A.	6,369
774,300	*	Vipshop Holdings Ltd (ADR)	10,972
1,763	*	V-Mart Retail Ltd	41
330,288		VT Holdings Co Ltd	1,466
95,702	*,e	Wayfair, Inc	8,649
8,496,000	*	We Solutions Ltd	589
65,837	e	Webjet Ltd	602
1,308,150		Wesfarmers Ltd	38,017
3,898		Weyco Group, Inc	103
387,608	e	WH Smith plc	13,358
351,100		Wilcon Depot, Inc	125
143,762	e	Williams-Sonoma, Inc	10,558
2,213		Winmark Corp	439
1,085,162		Woolworths Holdings Ltd	3,771
13,900		Workman Co Ltd	1,296
204,600		World Co Ltd	5,025
151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
12,800		Xebio Co Ltd	$155
56,124	*,e,g	XXL ASA	106
795,094		Yamada Denki Co Ltd	4,219
219,534		Yellow Hat Ltd	3,922
89,100	e	Yume No Machi Souzou Iinkai Co Ltd	919
355,060	*,g	Zalando SE	17,906
621,500		Zhongsheng Group Holdings Ltd	2,545
3,328	*	zooplus AG.	319
221,501	*	Zumiez, Inc	7,651
		TOTAL RETAILING	6,169,999

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
345,788	*	Acacia Communications, Inc	23,448
47,615		A-DATA Technology Co Ltd	109
26,108	*,e	Adesto Technologies Corp	222
36,571	*	Advanced Energy Industries, Inc	2,604
2,953,052	*	Advanced Micro Devices, Inc	135,427
2,609		Advanced Process Systems Corp	76
31,000		Advanced Wireless Semiconductor Co	103
290,200		Advantest Corp	16,367
61,111	*,e	Aixtron AG.	584
29,024	*	Alpha & Omega Semiconductor Ltd	395
30,402	*	Ambarella, Inc	1,841
444,510	*	Amkor Technology, Inc	5,779
121,070	*,e	ams AG.	4,915
962,277		Analog Devices, Inc	114,357
3,406,863		Applied Materials, Inc	207,955
93,738		Ardentec Corp	97
6,708,245		ASE Industrial Holding Co Ltd	18,697
186,013		ASM International NV	20,996
476,556		ASM Pacific Technology	6,615
5,884		ASMedia Technology, Inc	129
711,883		ASML Holding NV	210,758
5,000		ASPEED Technology, Inc	160
8,508	*	Atto Co Ltd	40
58,071	*	Axcelis Technologies, Inc	1,399
38,119	*	AXT, Inc	166
62,510		BE Semiconductor Industries NV	2,427
906,426		Broadcom, Inc	286,449
339,787		Brooks Automation, Inc	14,257
27,337		Cabot Microelectronics Corp	3,945
38,683	*	Ceva, Inc	1,043
34,000		Chang Wah Technology Co Ltd	39
11,538	*,†	China Energy Savings Technology, Inc	0
967,000		Chipbond Technology Corp	2,173
172,436		ChipMOS Technologies, Inc	197
75,491	*	Cirrus Logic, Inc	6,221
39,555		Cohu, Inc	904
1,034,468	*	Cree, Inc	47,741
810,013		Cypress Semiconductor Corp	18,898
205,569		Dainippon Screen Manufacturing Co Ltd	14,020
2,300	*,e	Daqo New Energy Corp (ADR)	118
417,049	*	Dialog Semiconductor plc	21,181
152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
178,375	*	Diodes, Inc	$10,055
24,980		Disco Corp	5,866
208,979		Dongbu HiTek Co Ltd	4,987
31,359	*	DSP Group, Inc	494
90,400		Elan Microelectronics Corp	275
59,000		Elite Semiconductor Memory Technology, Inc	77
22,634		Elmos Semiconductor AG.	724
22,571		eMemory Technology, Inc	269
592,322	*,e	Enphase Energy, Inc	15,477
209,903		Entegris, Inc	10,514
2,014		Eo Technics Co Ltd	180
287,000		Epistar Corp	309
91,000		Everlight Electronics Co Ltd	106
51,060		Faraday Technology Corp	96
235,800		Ferrotec	1,993
129,331	*	First Solar, Inc	7,237
74,000		Forhouse Corp	37
151,939	*	Formfactor, Inc	3,946
39,000		Formosa Advanced Technologies Co Ltd	49
396,000		Formosa Sumco Technology Corp	1,546
213,850		Foxsemicon Integrated Technology, Inc	1,276
3,247,000	*,e	GCL Poly Energy Holdings Ltd	123
275,400	*	GCL System Integration Technology Co Ltd	234
7,069	*	GemVax & Kael Co Ltd	234
15,900		Gigadevice Semiconductor Beijing, Inc	467
18,000		Global Unichip Corp	145
931,700		Globalwafers Co Ltd	11,932
126,633		Globetronics Technology BHD	72
69,000		Greatek Electronics, Inc	110
15,654	*	GSI Technology, Inc	111
186,300		Hana Microelectronics PCL (Foreign)	214
60,900		Hangzhou Silan Microelectronics Co Ltd	136
6,395		Hanmi Semiconductor Co Ltd	45
42,000		Holtek Semiconductor, Inc	96
933,000	e,g	Hua Hong Semiconductor Ltd	2,125
825,813		Hynix Semiconductor, Inc	67,170
21,319	*	Ichor Holdings Ltd	709
92,281	*,e	Impinj, Inc	2,386
1,930,996		Infineon Technologies AG.	43,630
1,451	*	Innox Advanced Materials Co Ltd	67
358,792	*	Inphi Corp	26,558
10,275,851		Intel Corp	615,010
432,989	*,e	IQE plc	281
31,125		Japan Material Co Ltd	515
15,000		Jentech Precision Industrial Co Ltd	117
495,715	*,e	JinkoSolar Holding Co Ltd (ADR)	11,149
8,712		Jusung Engineering Co Ltd	61
370,000		King Yuan Electronics Co Ltd	464
66,000		Kinsus Interconnect Technology Corp	114
255,820		KLA Corp	45,579
21,099		Koh Young Technology, Inc	1,923
3,533		L&F Co Ltd	67
557,111		Lam Research Corp	162,899
21,800		Land Mark Optoelectronics Corp	225
153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
200,894		Lasertec Corp	$10,188
593,614	*	Lattice Semiconductor Corp	11,362
3,813		LEENO Industrial Inc	212
186,640		LONGi Green Energy Technology Co Ltd	666
8,000		Machvision, Inc	96
43,316	*	MACOM Technology Solutions Holdings, Inc	1,152
599,000		Macronix International	745
19,800		Malaysian Pacific Industries BHD	55
2,419,685		Marvell Technology Group Ltd	64,267
564,289		Maxim Integrated Products, Inc	34,709
61,495	*	MaxLinear, Inc	1,305
2,846,494		MediaTek, Inc	42,177
1,103		Meerecompany, Inc	34
8,800		Megachips Corp	151
10,924	e	Melexis NV	824
1	*	Mellanox Technologies Ltd	0	^
340,916	*,e	Meyer Burger Technology AG.	132
346,043	e	Microchip Technology, Inc	36,238
2,905,397	*	Micron Technology, Inc	156,252
15,200		Micronics Japan Co Ltd	171
111,500		Mimasu Semiconductor Industry Co Ltd	2,235
12,000	e	Mitsui High-Tec, Inc	187
50,727		MKS Instruments, Inc	5,580
175,401		Monolithic Power Systems, Inc	31,225
46,070	*	Nanometrics, Inc	1,683
984,000		Nanya Technology Corp	2,754
755,860	*	Neo Solar Power Corp	193
684,018	*	NeoPhotonics Corp Ltd	6,033
4,021		NEPES Corp	83
74,197	*	Nordic Semiconductor ASA	471
14,930	*	Nova Measuring Instruments Ltd	569
1,319,752		Novatek Microelectronics Corp Ltd	9,670
2,300		Nuflare Technology, Inc	252
30,000		Nuvoton Technology Corp	47
17,212		NVE Corp	1,229
1,548,375		NVIDIA Corp	364,333
1,493,637		NXP Semiconductors NV	190,080
410,302	*	ON Semiconductor Corp	10,003
8,440		On-Bright Electronics, Inc	60
17,375		Optorun Co Ltd	474
54,100		Pan Jit International, Inc	50
19,401		Parade Technologies Ltd	399
55,825	*	PDF Solutions, Inc	943
108,895		Phison Electronics Corp	1,239
173,938	*	Photronics, Inc	2,741
29,613		Pixart Imaging, Inc	146
27,116		Power Integrations, Inc	2,682
551,397		Powertech Technology, Inc	1,835
301,323	*	Qorvo, Inc	35,023
3,077,026		QUALCOMM, Inc	271,486
3,792,000		Radiant Opto-Electronics Corp	15,183
277,009	*	Rambus, Inc	3,816
627,333		Realtek Semiconductor Corp	4,930
154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,106,215	*	Renesas Electronics Corp	$21,222
3,053		RFHIC Corp	97
12,000		RichWave Technology Corp	68
796,023		Rohm Co Ltd	63,514
5,300		Rorze Corp	211
52,200		RS Technologies Co Ltd	1,813
213,638		Sanan Optoelectronics Co Ltd	564
12,207		Sanken Electric Co Ltd	373
30,000		SDI Corp	65
2,221,547	*,e	Semiconductor Manufacturing International Corp	3,403
183,869	*	Semtech Corp	9,727
8,926		Seoul Semiconductor Co Ltd	125
58,000	*,e	Shanghai Fudan Microelectronics Group Co Ltd	53
15,800		Shenzhen Goodix Technology Co Ltd	469
3,440		Shindengen Electric Manufacturing Co Ltd	119
437,200		Shinko Electric Industries	5,159
9,000		ShunSin Technology Holding Ltd	49
89,116		Sigurd Microelectronics Corp	110
16,934		Silergy Corp	539
40,711	*	Silicon Laboratories, Inc	4,722
2,710		Silicon Works Co Ltd	93
51,471		Siltronic AG.	5,171
115,000		Sino-American Silicon Products, Inc	382
149,000		Sitronix Technology Corp	833
348,822		Skyworks Solutions, Inc	42,166
5,716	*	SMA Solar Technology AG.	221
11,895	*	SMART Global Holdings, Inc	451
18,828	*	SOITEC	1,988
1,434,649		STMicroelectronics NV	38,708
16,813	*	STS Semiconductor & Telecommunications	63
2,417,405	e	Sumco Corp	40,053
61,110	*,e	SunPower Corp	477
324,600		SVI PCL (Foreign)	39
48,000		Taiwan Semiconductor Co Ltd	86
39,809,258		Taiwan Semiconductor Manufacturing Co Ltd	440,602
472,674		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	27,462
1,518,000		Taiwan Surface Mounting Technology Co Ltd	5,923
536,005		Teradyne, Inc	36,550
3,195		TES Co Ltd	69
2,188,313		Texas Instruments, Inc	280,739
107,200		Tianjin Zhonghuan Semiconductor Co Ltd	182
1,115		Tokai Carbon Korea Co Ltd	63
98,689		Tokyo Electron Ltd	21,547
20,400		Tokyo Seimitsu Co Ltd	792
791,185		Topco Scientific Co Ltd	2,787
5,062		Toptec Co Ltd	44
163,284	*	Tower Semiconductor Ltd	3,922
3,000		Tri Chemical Laboratories, Inc	234
1,746,000	*,†	Trony Solar Holdings Co Ltd.	2
3,629		U-Blox AG.	367
96,727		UKC Holdings Corp	1,793
68,537	*	Ultra Clean Holdings	1,609
22,644		Ulvac, Inc	894
26,632,871		United Microelectronics Corp	14,593
155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
139,658		Universal Display Corp	$28,779
1,580,228		Vanguard International Semiconductor Corp	4,180
47,620	*	Veeco Instruments, Inc	699
47,000	*	Via Technologies, Inc	56
86,100	*	Visionox Technology, Inc	197
36,068		Visual Photonics Epitaxy Co Ltd	143
43,300		ViTrox Corp BHD	84
150,975		Wafer Works Corp	183
23,200		Will Semiconductor Ltd	479
606,000		Win Semiconductors Corp	5,971
2,149,000		Winbond Electronics Corp	1,404
8,772		WONIK IPS Co Ltd	272
28,319	*,e,g	X-Fab Silicon Foundries SE	132
379,956		Xilinx, Inc	37,148
37,000	*	XinTec, Inc	100
2,391,973		Xinyi Solar Holdings Ltd	1,700
222,528		Xperi Corp	4,117
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,750,654

SOFTWARE & SERVICES - 9.5%
13,900	*	21Vianet Group, Inc (ADR)	101
83,342	*,e	2U, Inc	1,999
104,100		360 Security Technology, Inc	352
90,353	*	8x8, Inc	1,653
139,625	*	A10 Networks, Inc	959
1,445,641		Accenture plc	304,409
110,407	*	ACI Worldwide, Inc	4,183
895,930	*	Adobe, Inc	295,487
76,757	*,g	Adyen NV	63,140
844,441	*	Afterpay Touch Group Ltd	17,381
876,000	*	AGTech Holdings Ltd	41
1,417		Ahnlab, Inc	80
75,300		Aisino Corp	251
404,861	*	Akamai Technologies, Inc	34,972
35,355	*	Alarm.com Holdings, Inc	1,519
198,339	*,g	Alfa Financial Software Holdings plc	315
77,956		Alliance Data Systems Corp	8,747
37,545	*,e	Altair Engineering, Inc	1,348
29,849		Alten	3,774
69,985	*,e	Alteryx, Inc	7,003
233,344		Altium Ltd	5,686
291,861		Altran Technologies S.A.	4,650
470,313		Amadeus IT Holding S.A.	38,517
393,898		Amdocs Ltd	28,436
28,881		American Software, Inc (Class A)	430
735,064	*	Anaplan, Inc	38,517
61,977	*	Ansys, Inc	15,954
229,845		Appen Ltd	3,630
15,123	*	Appfolio, Inc	1,663
32,363	*,e	Appian Corp	1,237
8,600		Argo Graphics, Inc	267
147,073	*	Aspen Technology, Inc	17,786
17,557		Asseco Poland S.A.	295
156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
141,656	*	Atlassian Corp plc	$17,047
89,024		Atos Origin S.A.	7,439
12,988		Aubay	487
7,300	*,e	Aurora Mobile Ltd (ADR)	22
260,814	*	Autodesk, Inc	47,849
925,890		Automatic Data Processing, Inc	157,864
178,816	*	Avalara, Inc	13,098
4,344,109	g	Avast plc	26,106
106,460	*	Avaya Holdings Corp	1,437
73,811		Aveva Group plc	4,554
76,018	*,e	Baozun, Inc (ADR)	2,518
146,988		Bechtle AG.	20,524
41,700		Beijing Shiji Information Technology Co Ltd	234
67,500		Beijing Sinnet Technology Co Ltd	195
67,237	*,e	Benefitfocus, Inc	1,475
298,552	*	Black Knight, Inc	19,251
46,888		Blackbaud, Inc	3,732
521,925	*	Blackberry Ltd (New)	3,356
93,884	*	Blackline, Inc	4,841
146,599	*,e	Blue Prism Group plc	2,209
622,328		Booz Allen Hamilton Holding Co	44,266
87,358	*	Bottomline Technologies, Inc	4,682
134,597	*	Box, Inc	2,259
131,591		Bravura Solutions Ltd	480
141,845	*	Brightcove, Inc	1,233
49,200	e	Broadleaf Co Ltd	300
183,807		Broadridge Financial Solutions, Inc	22,708
84,923	*	CACI International, Inc (Class A)	21,230
504,985	*	Cadence Design Systems, Inc	35,026
38,250	*	Cafe24 Corp	1,689
116,801		Cancom SE	6,864
209,304		Cap Gemini S.A.	25,599
34,172	*	Cardtronics plc	1,526
12,890		Cass Information Systems, Inc	744
234,121		CDK Global, Inc	12,802
211,786	*	Cerence Inc	4,793
137,492	*	Ceridian HCM Holding, Inc	9,333
524,004	*	CGI, Inc	43,852
3,800	*,e	Change, Inc	101
59,703	*	ChannelAdvisor Corp	540
132,287	*	Check Point Software Technologies	14,679
10,000		Cheetah Mobile, Inc (ADR)	36
2,340,000	*	China Innovationpay Group Ltd	149
44,300		China National Software & Service Co Ltd	457
49,500		China TransInfo Technology Co Ltd	129
466,000	e	Chinasoft International Ltd	263
1,210,213		Cielo S.A.	2,526
87,324	*	Cision Ltd	871
160,924		Citrix Systems, Inc	17,846
227,101	*,e	Cloudera, Inc	2,641
912,647		Cognizant Technology Solutions Corp (Class A)	56,602
145,759	*	Commvault Systems, Inc	6,507
217,784	e	Computacenter plc	5,115
31,600		Computer Engineering & Consulting Ltd	592
157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
463,391		Computershare Ltd	$5,463
10,388	e	Comture Corp	223
166,018	*	Conduent, Inc	1,029
21,444		Constellation Software, Inc	20,827
477,042	*	CoreLogic Inc	20,852
54,452	*	Cornerstone OnDemand, Inc	3,188
92,286	*	Coupa Software, Inc	13,497
49,115		CSG Systems International, Inc	2,543
135,357	*	CyberArk Software Ltd	15,780
11,800	e	Cybozu, Inc	160
682,077		Dassault Systemes S.A.	112,492
25,238	*,e	Datadog, Inc	953
2,248		Datagroup SE	165
742,662	*	Descartes Systems Group, Inc	31,741
12,466	e	Devoteam S.A.	1,326
643,805		DHC Software Co Ltd	955
11,193	*,e	Digimarc Corp	376
5,800		Digital Arts, Inc	297
160,000	e	Digital China Holdings Ltd	83
17,913		Digital Garage, Inc	749
72,391	*	Digital Turbine, Inc	516
170,953	*	DocuSign, Inc	12,669
16,364	*	Domo, Inc	355
674,401	*	Dropbox, Inc	12,079
200,600		DTS Corp	4,660
5,222		DuzonBIzon Co Ltd	365
625,095		DXC Technology Co	23,497
56,173	*	Dynatrace, Inc	1,421
21,937	e	Ebix, Inc	733
15,549		eClerx Services Ltd	124
255,409	e	Econocom Group S.A.	697
29,573	*	eGain Corp	234
105,859	*,e	Elastic NV	6,807
55,644		Ementor ASA	817
140,100		EML Payments Ltd	446
76,944	*	Endurance International Group Holdings, Inc	362
46,708		Enghouse Systems Ltd	1,733
45,810	*	Envestnet, Inc	3,190
65,801	*	EPAM Systems, Inc	13,960
198,875	g	Equiniti Group plc	544
151,926	*	Euronet Worldwide, Inc	23,937
31,302	*,e	Everbridge, Inc	2,444
1,082,780	*	Everi Holdings, Inc	14,542
326,482		EVERTEC, Inc	11,113
33,561	*	Evo Payments, Inc	886
32,048	*	ExlService Holdings, Inc	2,226
59,884	*	Fair Isaac Corp	22,437
2,814,573		Fidelity National Information Services, Inc	391,479
237,293	*,e,g	Finablr plc	536
210,410	*	FireEye, Inc	3,478
44,511		First Derivatives plc	1,615
798,537		Firstsource Solutions Ltd	460
1,510,566	*	Fiserv, Inc	174,667
158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
239,582	*	Five9, Inc	$15,712
11,800		Fixstars Corp	168
131,119	*	FleetCor Technologies, Inc	37,726
39,851	*	ForeScout Technologies, Inc	1,307
8,761		Formula Systems 1985 Ltd	596
342,610	*	Fortinet, Inc	36,577
95,500		Fortnox AB	1,713
52,371	*,e	F-Secure Oyj	179
46,200		FUJI SOFT, Inc	1,779
607,573		Fujitsu Ltd	57,146
4,427		Fukui Computer Holdings, Inc	143
11,800		Future Architect, Inc	196
188,081	*	Gartner, Inc	28,983
257,746	e	GB Group plc	2,663
503,400	*,e	GDS Holdings Ltd (ADR)	25,965
898,205		Genpact Ltd	37,877
56,608	*,g	Global Dominion Access S.A.	232
371,673		Global Payments, Inc	67,853
61,316	*	Globant S.A.	6,503
57,600		Glodon Co Ltd	281
2,100		GMO Cloud KK	49
36,770		GMO internet, Inc	695
40,600		GMO Payment Gateway, Inc	2,780
450,778	*	GoDaddy, Inc	30,617
40,301	*,e	GTY Technology Holdings Inc	237
407,208	*	Guidewire Software, Inc	44,699
6,848	*	Gunosy, Inc	93
4,254		Haansoft, Inc	37
191,551		Hackett Group, Inc	3,092
91,841		Hansen Technologies Ltd	245
1,295,688		HCL Technologies Ltd	10,312
6,100	e	Hearts United Group Co Ltd	56
95,938		Hexaware Technologies Ltd	450
2,619,000	*	Hi Sun Technology China Ltd	437
8,642		Hilan Ltd	348
513,072	*	HubSpot, Inc	81,322
104,400	*,e,g	Huifu Payment Ltd	33
47,760		Hundsun Technologies, Inc	534
1,269		Hyundai Autoever Corp	55
14,629	*	I3 Verticals, Inc	413
52,736	*,e	Ideanomics Inc	45
161,200		Iflytek Co Ltd	800
278,523	*,e	Indra Sistemas S.A.	3,191
9,709		Ines Corp	121
74,486		Inesa Intelligent Tech, Inc - B	45
12,600		Infocom Corp	309
1,872,400		Infomart Corp	16,897
35,921	*	Information Services Group, Inc	91
31,000	e	Information Services International-Dentsu Ltd	1,228
3,961,315		Infosys Technologies Ltd	40,794
9,202	*,e	Inspired Entertainment, Inc	62
94,000	e	Inspur International Ltd	39
42,611	*	Instructure, Inc	2,054
55,465		Integrated Research Ltd	127
159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
54,858	*,e	Intelligent Systems Corp	$2,191
1,178,178		International Business Machines Corp	157,923
13,238	*,e	International Money Express Inc	159
82,289	*	InterXion Holding NV	6,897
783,130		Intuit, Inc	205,125
41,385	e	iomart Group plc	204
94,977		Iress Market Technology Ltd	868
211,448		IT Holdings Corp	12,499
109,100		Itochu Techno-Science Corp	3,072
60,889		j2 Global, Inc	5,706
29,829		Jack Henry & Associates, Inc	4,345
22,150		Justsystems Corp	1,239
207,447	e	Kainos Group plc	2,039
6,186		Kanematsu Electronics Ltd	206
390,401		KBR, Inc	11,907
123,739	e	Keywords Studios plc	2,461
46,548		Kginicis Co Ltd	683
298,716	*	Kinaxis, Inc	23,008
2,069,000	e	Kingdee International Software Group Co Ltd	2,070
809,061	*,e	Kingsoft Corp Ltd	2,098
3,562	*	Korea Information & Communications Co Ltd	21
245,565		KPIT Cummins Infosystems Ltd	243
247,004		KPIT Engineering Ltd	324
8,312	e	LAC Co Ltd	86
39,887	*,g	Larsen & Toubro Infotech Ltd	978
2,887,287	e	Learning Technologies Group plc	5,464
317,413		Leidos Holdings, Inc	31,072
261,919	*	Lightspeed POS, Inc	7,275
420,326	*	Limelight Networks, Inc	1,715
288,442		Link Administration Holdings Ltd	1,185
366,067		Linx S.A.	3,232
58,665	*,e	Liveperson, Inc	2,171
113,771	*	LiveRamp Holdings, Inc	5,469
75,602		LogMeIn, Inc	6,482
253,819	*	Logo Yazilim Sanayi Ve Ticaret AS.	2,593
21,703		Lotte Data Communication Co	772
8,115	*	Majesco	67
98,199	*	Manhattan Associates, Inc	7,831
58,866		Mantech International Corp (Class A)	4,702
2,769,759		Mastercard, Inc (Class A)	827,022
18,444		Matrix IT Ltd	372
79,875		MAXIMUS, Inc	5,942
1,402,245	*,e	Medallia, Inc	43,624
343,750	*	Megaport Ltd	2,587
288,476		Micro Focus International plc	4,049
18,092,028	n	Microsoft Corp	2,853,113
7,681	*	MicroStrategy, Inc (Class A)	1,096
92,156		MindTree Ltd	1,033
9,600		Miroku Jyoho Service Co Ltd	289
151,650	*	Mitek Systems, Inc	1,160
4,100		Mitsubishi Research Institute, Inc	162
520,134	*	MobileIron, Inc	2,528
375,143	*	Model N, Inc	13,156
160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,094	*	Money Forward, Inc	$341
66,704	*,e	MongoDB, Inc	8,779
109,292		Mphasis Ltd	1,412
460,600		My EG Services BHD	124
852,000	*,†,e	National Agricultural Holdings Ltd	1
150,354		NCC Group plc	449
873,814	*,e	nearmap Ltd	1,558
87,920		NEC Corp	3,639
12,300		NEC Networks & System Integration Corp	436
66,153		Nemetschek AG.	4,358
171,525		NET One Systems Co Ltd	4,379
28,744	*,g	Netcompany Group A.S.	1,368
537,435	*,g	Network International Holdings plc	4,550
75,956	*	New Relic, Inc	4,991
226,100		Newland Digital Technology Co Ltd	516
176,644	*,e	NEXTDC Ltd	816
3,225		NHN KCP Corp	62
413,768		NIC, Inc	9,248
79,010	*	Nice Systems Ltd	12,251
118,819		Nihon Unisys Ltd	3,727
4,541	*	NIIT Technologies Ltd	101
38,800		Nippon System Development Co Ltd	639
376,090		Nomura Research Institute Ltd	8,043
939,370		NortonLifelock, Inc	23,973
128,900		NS Solutions Corp	4,235
246,045		NTT Data Corp	3,291
405,313	*	Nuance Communications, Inc	7,227
318,548	*	Nutanix, Inc	9,958
11,000	e	OBIC Business Consultants Ltd	517
35,110		Obic Co Ltd	4,729
166,827	*	Okta, Inc	19,247
132,717	*	OneSpan, Inc	2,272
280,208		Open Text Corp	12,347
4,500	*,e	Optim Corp	142
3,271,918		Oracle Corp	173,346
51,539		Oracle Corp Japan	4,678
3,600		Oro Co Ltd	125
162,138	e	Otsuka Corp	6,475
16,687	*,e	Pagerduty, Inc	390
336,214	*	Pagseguro Digital Ltd	11,485
104,664	*	Palo Alto Networks, Inc	24,204
519,709		Paychex, Inc	44,206
107,789	*	Paycom Software, Inc	28,538
132,546	*	Paylocity Holding Corp	16,014
3,553,617	*	PayPal Holdings, Inc	384,395
30,197	*,e	Paysign Inc	307
126,173		Pegasystems, Inc	10,050
30,677	*	Perficient, Inc	1,413
33,860		Persistent Systems Ltd	320
1,011,904		Perspecta, Inc	26,755
13,172	*	Ping Identity Holding Corp	320
6,600	*,e	PKSHA Technology, Inc	239
94,812	*,e	Pluralsight, Inc	1,632
13,320		POSDATA Co Ltd	61
161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
24,003	*	PRGX Global, Inc	$118
6,716	*	Priority Technology Holdings Inc	16
318,756		Progress Software Corp	13,244
642,230	*	Proofpoint, Inc	73,715
120,991	*	PROS Holdings, Inc	7,250
366,742	*	PTC, Inc	27,465
82,975	*,e	Pushpay Holdings Ltd	225
40,825	*	Q2 Holdings, Inc	3,310
10,080		QAD, Inc (Class A)	513
31,883	*	Qualys, Inc	2,658
19,900		Rakus Co Ltd	365
107,458	*	Rapid7, Inc	6,020
301,481	*,e	RealPage, Inc	16,205
30,926		Reply S.p.A	2,411
32,671		RIB Software AG.	824
20,048	*	Rimini Street, Inc	78
175,851	*	RingCentral, Inc	29,661
632,933		Sabre Corp	14,203
984,016		Sage Group plc	9,762
82,488	*	SailPoint Technologies Holding, Inc	1,947
39,718		Saipens International Corp NV	899
4,099,283	*	salesforce.com, Inc	666,707
25,469		Samsung SDS Co Ltd	4,274
16,100		Sangfor Technologies, Inc	264
5,900	*,e	Sansan, Inc	300
908,968		SAP AG.	122,345
101,420		Science Applications International Corp	8,826
9,707	*,e	SecureWorks Corp	162
1,119,097	*	ServiceNow, Inc	315,943
1,745,792		Shanghai 2345 Network Holding Group Co Ltd	811
36,100		Shanghai Baosight Software Co Ltd	171
8,830	*,e	SharpSpring Inc	101
42,600	*	Shenzhen Kingdom Sci-Tech Co Ltd	126
380,372	*,h	SHIFT, Inc	27,755
275	*	Shopify, Inc (Class A)	109
111,092	*	Shopify, Inc (Class A) (Toronto)	44,170
7,859	*,e	ShotSpotter, Inc	200
447,041		Silverlake Axis Ltd	136
25,387		SimCorp AS	2,887
97,600		Sinosoft Technology Group Ltd	20
1,987,093	*,e	Slack Technologies, Inc	44,670
137,669	*	Smartsheet, Inc	6,184
5,000		Softbank Technology Corp	92
370,415		Softcat plc	5,660
26,058		Software AG.	907
66,547	*,e	SolarWinds Corp	1,234
39,948	*,e	Solutions 30 SE	448
6,481		Sonata Software Ltd	28
112,521		Sonda S.A.	97
390,512	g	Sophos Group plc	2,884
16,939		Sopra Group S.A.	2,736
43,362	e	Sourcenext Corp	189
196,694	*	Splunk, Inc	29,459
162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
270,760	*	SPS Commerce, Inc	$15,006
349,095	*	Square, Inc	21,839
716,163		SS&C Technologies Holdings, Inc	43,972
16,718	*	StarTek, Inc	133
182,988	*	StoneCo Ltd	7,299
59,555		Sumisho Computer Systems Corp	3,088
380,224		SUNeVision Holdings Ltd	257
764,395	*	SVMK, Inc	13,660
206,692		Switch, Inc	3,063
83,385	*	Sykes Enterprises, Inc	3,084
39,260	*,e	Synchronoss Technologies, Inc	186
886,467	*	Synopsys, Inc	123,396
43,538		Systena Corp	707
415,000		Systex Corp	1,045
915,086		Tata Consultancy Services Ltd	27,714
48,418		Tata Elxsi Ltd	561
731,498		Tech Mahindra Ltd	7,812
10,200		TechMatrix Corp	220
637,565		Technology One Ltd	3,705
38,924	*	Telaria, Inc	343
103,079	*	TeleNav, Inc	501
53,575	e	Temenos Group AG.	8,475
205,721	*	Tenable Holdings, Inc	4,929
1,471,648	*	Teradata Corp	39,396
30,647	e	Tietoenator Oyj	953
15,291	*	TietoEVRY Oyj	484
117,619		TiVo Corp	997
8,665		TKC	412
43,900		Totvus S.A.	706
109,862	*	Trade Desk, Inc	28,540
13,400		Trans Cosmos, Inc/Japan	364
13,549	*,e	TransEnterix, Inc	20
780,000		Travelsky Technology Ltd	1,904
60,724		Trend Micro, Inc	3,107
13,176		TTEC Holdings, Inc	522
9,556	*,e	Tucows, Inc	590
145,843	*,e	Twilio, Inc	14,333
64,656	*	Tyler Technologies, Inc	19,398
318,580	*	Unisys Corp	3,778
5,982	e	UNITED, Inc	76
21,281	*	Upland Software, Inc	760
187,185	*	Upwork, Inc	1,997
100,195	*	Vakrangee Ltd	67
33,603	*	Varonis Systems, Inc	2,611
29,700		Venustech Group, Inc	144
282,110	*	Verint Systems, Inc	15,618
295,724	*	VeriSign, Inc	56,980
121,529	*	Verra Mobility Corp	1,700
60,343	*,e	VirnetX Holding Corp	229
38,413	*	Virtusa Corp	1,741
4,632,564		Visa, Inc (Class A)	870,459
124,150	*	VMware, Inc (Class A)	18,845
142,700		Wangsu Science & Technology Co Ltd	196
840,014		Western Union Co	22,496
163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
90,040	*	WEX, Inc	$18,860
1,564,524		Wipro Ltd	5,387
147,399	e	Wirecard AG.	17,774
123,709	e	Wisetech Global Ltd	2,032
101,296	*	Wix.com Ltd	12,397
174,490	*	Workday, Inc	28,695
35,398	*	Workiva, Inc	1,488
125,287	*,g	Worldline S.A.	8,882
132	*	Xero Ltd	7
87,727	*,e	Yext, Inc	1,265
123,580		Yonyou Network Technology Co Ltd	505
177,124	*	Zendesk, Inc	13,573
11,372		Zensar Technologies Ltd	28
134,916	*	Zix Corp	915
1,369,838	*,e	Zscaler, Inc	63,697
310,864	*,e	Zuora Inc	4,455
		TOTAL SOFTWARE & SERVICES	11,379,450

TECHNOLOGY HARDWARE & EQUIPMENT - 5.4%
107,722	*,e	3D Systems Corp	943
1,203,222		AAC Technologies Holdings, Inc	10,504
24,100		Accelink Technologies Co Ltd	103
110,000	*,e	accesso Technology Group plc	707
1,274,000		Accton Technology Corp	7,152
2,097,762		Acer, Inc	1,250
242,127		Adtran, Inc	2,395
23,046	*	ADVA AG. Optical Networking	209
10,000		Advanced Ceramic X Corp	118
731,932		Advantech Co Ltd	7,381
81,229	*	Agilysys, Inc	2,064
19,906		Ai Holdings Corp	352
9,522	*	Airgain Inc	102
25,880	*,e	Akoustis Technologies, Inc	207
349,415		Alps Electric Co Ltd	7,931
18,175		ALSO Holding AG.	3,060
28,950		Amano Corp	882
430,593		Amphenol Corp (Class A)	46,603
101,143	*	Anixter International, Inc	9,315
86,576	e	Anritsu Corp	1,714
2,796,000	*,†,e	Anxin-China Holdings Ltd	4
11,179,611	d,n	Apple, Inc	3,282,893
14,634	*,e	Applied Optoelectronics, Inc	174
30,409		Arcadyan Technology Corp	96
133,133	*	Arista Networks, Inc	27,079
215,268	*	Arlo Technologies, Inc	906
91,325	*	Arrow Electronics, Inc	7,739
68,000		Asia Optical Co, Inc	245
65,000		Asia Vital Components Co Ltd	90
7,010		AstroNova Inc	96
512,044		Asustek Computer, Inc	3,952
20,000		Aten International Co Ltd	58
6,921,893		AU Optronics Corp	2,318
14,000		AURAS Technology Co Ltd	103
164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
126,800		Aurora Corp	$381
81,069	e	Austria Technologie & Systemtechnik AG.	1,824
704,000	*	AVIC International Holdings Ltd	745
41,000		AVIC Jonhon Optronic Technology Co Ltd	230
79,026	*	Avid Technology, Inc	678
426,361		Avnet, Inc	18,095
44,929		AVX Corp	920
27,464		Badger Meter, Inc	1,783
36,498		Barco NV	8,977
1,963		Basler AG.	120
7,089		Bel Fuse, Inc (Class B)	145
37,533		Belden CDT, Inc	2,064
35,607		Benchmark Electronics, Inc	1,223
8,283,000		Benq Corp	5,887
51,201	*	BH Co Ltd	968
1,444,300		BOE Technology Group Co Ltd	944
206,245		Brother Industries Ltd	4,260
480,500	e	BYD Electronic International Co Ltd	925
103,946	*	CalAmp Corp	996
42,850	*	Calix, Inc	343
4,666	*	Cambium Networks Corp	41
198,000	*,†	Camsing International Holding Ltd	15
10,100		Canon Electronics, Inc	194
183,290	e	Canon Marketing Japan, Inc	4,241
417,698	e	Canon, Inc	11,432
92,800		Career Technology Co Ltd	111
16,580	g	Carel Industries S.p.A	258
28,354	*	Casa Systems, Inc	116
38,943		Casetek Holdings Ltd	62
477,857		Catcher Technology Co Ltd	3,619
564,855		CDW Corp	80,684
125,051	*	Celestica, Inc	1,037
85,900		Chaozhou Three-Circle Group Co Ltd	275
7,000		Chaun-Choung Technology Corp	66
1,325,602		Cheng Uei Precision Industry Co Ltd	2,024
428,949		Chicony Electronics Co Ltd	1,275
45,179		Chilisin Electronics Corp	193
489,600	*,†	China Fiber Optic Network System Group Ltd	1
133,400		China Greatwall Technology Group Co Ltd	299
1,149,000	g	China Railway Signal & Communication Corp Ltd	642
82,000		Chin-Poon Industrial Co	87
81,840		Chroma ATE, Inc	398
5,000		Chunghwa Precision Test Tech Co Ltd	172
495,689	*	Ciena Corp	21,161
11,448,308		Cisco Systems, Inc	549,061
157,600		Citizen Watch Co Ltd	858
9,965	*	Clearfield, Inc	139
130,393		Clevo Co	160
238,743	*	CMC Magnetics Corp	76
23,400		CMK Corp	143
4,766	*,e	Coda Octopus Group Inc	40
266,562		Cognex Corp	14,938
22,562	*	Coherent, Inc	3,753
4,458,000	e	Comba Telecom Systems Holdings Ltd	1,242
165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,838		Comet Holding AG.	$486
882,432	*	CommScope Holding Co, Inc	12,522
2,728,688		Compal Electronics, Inc	1,719
311,000		Compeq Manufacturing Co	469
214,166		Comtech Telecommunications Corp	7,601
14,913		Concraft Holding Co Ltd	88
138,600		Coretronic Corp	179
1,362,666		Corning, Inc	39,667
31,041		CTS Corp	932
14,220		Daea TI Co Ltd	64
308,628		Daeduck Electronics Co	2,785
154,750		Daiwabo Co Ltd	9,493
36,084		Daktronics, Inc	220
1,631,000		Darfon Electronics Corp	2,400
6,868	*	DASAN Zhone Solutions, Inc	61
11,105	e	Datalogic S.p.A.	210
427,471		DataTec Ltd	1,013
82,700		Dawning Information Industry Co Ltd	411
1,006,973	*	Dell Technologies, Inc	51,748
1,450,988		Delta Electronics, Inc	7,343
4,799		Denki Kogyo Co Ltd	143
29,201		Dexerials Corp	294
65,929		Dicker Data Ltd	319
427,625	*	Diebold, Inc	4,516
107,316	*	Digi International, Inc	1,902
58,484		Dolby Laboratories, Inc (Class A)	4,024
71,364	*	EchoStar Corp (Class A)	3,091
14,000		Egis Technology, Inc	111
8,771		Eizo Nanao Corp	313
10,700		Elecom Co Ltd	433
2,239,275		Electrocomponents plc	20,140
9,300		Elematec Corp	98
575,654		Elite Material Co Ltd	2,644
12,807		Ennoconn Corp	106
9,600		Enplas Corp	315
39,433	*	ePlus, Inc	3,324
3,137,239		Ericsson (LM) (B Shares)	27,413
85,601		ESPEC Corp	1,753
30,287		Evertz Technologies Ltd	417
114,685	*	Extreme Networks, Inc	845
143,596	*	F5 Networks, Inc	20,053
129,942	*	Fabrinet	8,425
15,960	*	FARO Technologies, Inc	804
45,500		Fiberhome Telecommunication Technologies Co Ltd	180
16,545,524	*,e	FIH Mobile Ltd	3,207
340,729	*,e	Fingerprint Cards AB	687
51,352		Firich Enterprises Co Ltd	63
216,330	*	Fitbit, Inc	1,421
672,339		FLEXium Interconnect, Inc	2,572
235,804		FLIR Systems, Inc	12,278
26,310		Flytech Technology Co Ltd	63
1,797,682		Foxconn Industrial Internet Co Ltd	4,732
1,419,868		Foxconn Technology Co Ltd	3,139
166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
319,329		Fujifilm Holdings Corp	$15,250
67,000		General Interface Solution Holding Ltd	253
16,378		Genius Electronic Optical Co Ltd	321
1,497,000		Getac Technology Corp	2,334
1,843,000		Gigabyte Technology Co Ltd	3,059
16,347		Gilat Satellite Networks Ltd	129
2,860,000	e	Glory Sun Financial Group Ltd	110
103,000		GoerTek, Inc	295
77,200		GRG Banking Equipment Co Ltd	107
415,300	*	Guangdong LY Intelligent Manufacturing Co Ltd	650
99,600		Guangzhou Haige Communications Group, Inc Co	155
596,838		Halma plc	16,713
27,184		Hamamatsu Photonics KK	1,114
403,400		Hangzhou Hikvision Digital Technology Co Ltd	1,902
68,000		Hannstar Board Corp	100
567,330		HannStar Display Corp	153
314,941	*	Harmonic, Inc	2,457
102,400		Hengtong Optic-electric Co Ltd	240
1,586,881		Hewlett Packard Enterprise Co	25,168
12,968		Hexagon AB (B Shares)	727
159,000		High Tech Computer Corp	204
4,900		Hioki EE Corp	170
22,158		Hirose Electric Co Ltd	2,832
900,107		Hitachi High-Technologies Corp	63,745
3,632,452		Hitachi Ltd	153,274
53,986		Hochiki Corp	868
30,470		Holystone Enterprise Co Ltd	118
19,941,961		Hon Hai Precision Industry Co, Ltd	60,494
28,699		Horiba Ltd	1,913
145,000		Hosiden Corp	1,832
2,374,302		HP, Inc	48,792
5,400	*	Huami Corp (ADR)	65
115,400		Hubei Kaile Science & Technology Co Ltd	225
1,654,104		Ibiden Co Ltd	39,380
5,000		Icom, Inc	125
29,756		IEI Integration Corp	52
85,997	*	II-VI, Inc	2,896
5,364	*	Iljin Materials Co Ltd	198
25,267	*	Immersion Corp	188
590,970		Inari Amertron BHD	246
4,427	e	Inficon Holding AG.	3,515
169,491	*,e	Infinera Corp	1,346
120,488		Ingenico	13,106
7,159,219		InnoLux Display Corp	1,994
45,625	*,e	Inseego Corp	334
173,547	*	Insight Enterprises, Inc	12,199
58,300		Inspur Electronic Information Industry Co Ltd	252
164,500		Integrated Micro-Electronics, Inc	26
29,971		InterDigital, Inc	1,633
1,649,535		Inventec Co Ltd	1,259
37,946	*	IPG Photonics Corp	5,499
10,800		Iriso Electronics Co Ltd	476
24,141		Isra Vision AG.	1,052
43,900		ITC Networks Corp	653
167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
731,357		ITEQ Corp	$3,124
79,013	*	Iteris, Inc	394
138,521	*	Itron, Inc	11,629
47,067		Ituran Location and Control Ltd	1,183
461,573		Jabil Inc	19,077
24,942		Japan Aviation Electronics Industry Ltd	503
10,600	e	Japan Cash Machine Co Ltd	87
323,654	*,e	Japan Display, Inc	236
27,857		Jenoptik AG.	793
474,444		Juniper Networks, Inc	11,686
117,600		Kaga Electronics Co Ltd	2,694
2,862		Kapsch TrafficCom AG.	92
157,400		KCE Electronics PCL	128
52,701		Kemet Corp	1,426
84,628		Keyence Corp	29,716
891,834	*	Keysight Technologies, Inc	91,529
91,230	*	Kimball Electronics, Inc	1,601
554,500		Kingboard Chemical Holdings Ltd	1,759
1,167,000		Kingboard Laminates Holdings Ltd	1,447
22,479	*,e	KMW Co Ltd	992
462,387	*	Knowles Corp	9,779
12,800		Koa Corp	159
115,756		Konica Minolta Holdings, Inc	754
20,938	e	Kudelski S.A.	125
18,909	*	KVH Industries, Inc	210
265,693		Kyocera Corp	18,108
82,160		Landis&Gyr Group AG.	8,540
138,066		Largan Precision Co Ltd	23,062
451,600	g	Legend Holdings Corp	1,024
246		LEM Holding S.A.	362
5,324,753		Lenovo Group Ltd	3,576
173,900		Lens Technology Co Ltd	346
15,590		LG Innotek Co Ltd	1,879
190,739	*,e	LG.Philips LCD Co Ltd	2,668
1,530,825		Lite-On Technology Corp	2,520
35,945		Littelfuse, Inc	6,876
139,367	e	Logitech International S.A.	6,602
26,995		Lotes Co Ltd	291
392,713	*	Lumentum Holdings, Inc	31,142
257,275		Luxshare Precision Industry Co Ltd	1,352
25,594		Macnica Fuji Electronics Holdings, Inc	438
4,700		Maruwa Co Ltd	364
24,900		Maxell Holdings Ltd	336
100,100		Mcj Co Ltd	765
2,890		Mcnex Co Ltd	94
11,000		Meiko Electronics Co	246
492,500	*,g	Meitu, Inc	104
3,624		Melco Holdings, Inc	103
225,076		Merry Electronics Co Ltd	1,258
129,457		Methode Electronics, Inc	5,094
261,545	e	Micronic Laser Systems AB	5,172
542,000		Micro-Star International Co Ltd	1,567
227,328		Mitac Holdings Corp	220
168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
721,267		Motorola Solutions, Inc	$116,225
94,586		MTS Systems Corp	4,543
614,670		Murata Manufacturing Co Ltd	37,832
52,000		Nan Ya Printed Circuit Board Corp	80
10,572	*	Napco Security Technologies, Inc	311
744,512		National Instruments Corp	31,523
21,700		NAURA Technology Group Co Ltd	275
89,330	*	NCR Corp	3,141
61,235		Neopost S.A.	1,484
264,799		NetApp, Inc	16,484
28,595	*	Netgear, Inc	701
67,649	*	Netscout Systems, Inc	1,628
19,412	*	Newmax Technology Co Ltd	60
263,126	e	Nichicon Corp	2,732
34,600		Ninestar Corp	164
11,400	e	Nippon Ceramic Co Ltd	282
8,100		Nippon Chemi-Con Corp	154
48,700	e	Nippon Electric Glass Co Ltd	1,081
298,200		Nippon Signal Co Ltd	3,972
20,760		Nissha Printing Co Ltd	211
30,133	*	nLight, Inc	611
49,776		Nohmi Bosai Ltd	1,116
725,108	e	Nokia Corp (ADR)	2,690
4,241,223	e	Nokia Oyj (Turquoise)	15,688
9,551		Noritsu Koki Co Ltd	132
45,710	*	Novanta, Inc	4,043
146,100	*	O-film Tech Co Ltd	328
4,000		Ohara, Inc	53
339,837		Oki Electric Industry Co Ltd	4,726
232,799		Omron Corp	13,569
200,000		O-Net Communications Group	106
17,379		Optex Co Ltd	262
118,300		Osaki Electric Co Ltd	745
36,208	*,e	OSI Systems, Inc	3,648
79,224		Pan-International Industrial	62
11,686	*,e	PAR Technology Corp	359
16,705		Park Aerospace Corp	272
8,773		Partron Co Ltd	100
1,801,000	e	PAX Global Technology Ltd	844
20,628		PC Connection, Inc	1,024
1,475,917		Pegatron Technology Corp	3,375
33,493		Plantronics, Inc	916
27,610	*	Plexus Corp	2,124
1,388,000		Primax Electronics Ltd	2,939
2,387,000		Prime View International Co Ltd	2,493
11,863,600		PT Erajaya Swasembada Tbk	1,531
1,234,300	*	Pure Storage, Inc	21,119
2,023,338		Quanta Computer, Inc	4,346
45,000		Quanta Storage, Inc	62
99,048	*	Radware Ltd	2,553
243,179		Redington India Ltd	401
19,656		Renishaw plc	983
164,073	*	Ribbon Communications, Inc	509
157,003		Ricoh Co Ltd	1,708
169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,000		Riken Keiki Co Ltd	$151
11,498		Riso Kagaku Corp	202
297,202	*	Ritek Corp	71
17,814	*	Rogers Corp	2,222
6,516		Roland DG Corp	130
29,533		Ryosan Co Ltd	761
49,200		Ryoyo Electro Corp	912
25,442		S&T AG.	604
2,555		SAES Getters S.p.A.	87
191,488	e	Samsung Electro-Mechanics Co Ltd	20,597
7,142,764		Samsung Electronics Co Ltd	344,187
977,744		Samsung Electronics Co Ltd (Preference)	38,280
40,566		Samsung SDI Co Ltd	8,264
1,810		Samwha Capacitor Co Ltd	82
510,482	*	Sanmina Corp	17,479
40,000		Sanshin Electronics Co Ltd	654
36,295	*	Scansource, Inc	1,341
1,994		Seagate Technology, Inc	119
52,560		Seiko Epson Corp	794
4,503	*,e,g	Sensirion Holding AG.	191
3,025		Seojin System Co Ltd	75
291,000		Sercomm Corp	755
34,212		Sesa S.p.A	1,829
71,177		SFA Engineering Corp	2,843
101,800		Shengyi Technology Co Ltd	306
14,800		Shennan Circuits Co Ltd	302
41,400	*	Shenzhen Sunway Communication Co Ltd	270
28,570		Shimadzu Corp	893
40,882	*	Sierra Wireless, Inc	390
14,500	e	Siix Corp	201
1,210,600		Simplo Technology Co Ltd	12,257
395,123		Sinbon Electronics Co Ltd	1,633
1,340		Sindoh Co Ltd	43
55,502	e	Smart Metering Systems plc	415
510,947	*	Softwareone Holding AG.	13,067
73,896	*,e	Sonim Technologies Inc	268
62,548	e	Spectris plc	2,410
543,175	e	Spirent Communications plc	1,809
211,932	*	Sterlite Technologies Ltd	352
48,844	*,e	Stratasys Ltd	988
1,744,900		Sunny Optical Technology Group Co Ltd	30,232
3,114,000		Supreme Electronics Co Ltd	3,132
46,400		Suzhou Dongshan Precision Manufacturing Co Ltd	155
32,228	*	Synaptics, Inc	2,120
22,250		Syncmold Enterprise Corp	68
102,601		Synnex Corp	13,215
954,238		Synnex Technology International Corp	1,194
14,407	*	Taihan Fiberoptics Co Ltd	41
63,000		Taiwan Union Technology Corp	312
236,460	e	Taiyo Yuden Co Ltd	7,213
37,500		Tamura Corp	244
150,823		TDK Corp	16,949
818,651		TE Connectivity Ltd	78,459
170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
64,774	*	Tech Data Corp	$9,302
17,393	*	TELCON, Inc	73
1		Telefonaktiebolaget Lm Ericsson (ADR)	0	^
6,337		Tessco Technologies, Inc	71
35,495		Test Research, Inc	63
16,000		Thinking Electronic Industrial Co Ltd	52
93,800		Tianma Microelectronics Co Ltd	220
45,129	*,e	Tobii AB	181
33,625		Tong Hsing Electronic Industries Ltd	176
800,000	e	Tongda Group Holdings Ltd	100
55,556		Topcon Corp	718
116,585		Toshiba TEC Corp	4,810
2,528,000	*	TPK Holding Co Ltd	4,794
42,000		Transcend Information, Inc	109
439,612	*	Trimble Inc	18,327
1,926,832		Tripod Technology Corp	8,087
338,000	*	Truly International Holdings	50
95,177	*	TTM Technologies, Inc	1,432
31,400		Tunghsu Optoelectronic Technology Co Ltd	15
68,039		TXC Corp	107
46,280	e	Ubiquiti, Inc	8,746
24,400		Unigroup Guoxin Microelectronics Co Ltd	178
9,052,883		Unimicron Technology Corp	12,756
106,400		Unisplendour Corp Ltd	483
127,500		Unitech Printed Circuit Board Corp	144
4,905	e	V Technology Co Ltd	249
330,100		Venture Corp Ltd	3,982
83,317	*	Viasat, Inc	6,098
219,971	*	Viavi Solutions, Inc	3,300
127,406		Vishay Intertechnology, Inc	2,712
42,076	*	Vishay Precision Group, Inc	1,431
3,511,075		VS Industry BHD	1,152
366,800		VST Holdings Ltd	189
88,620		Vtech Holdings Ltd	876
77,700		Wacom Co Ltd	315
574,000		Wah Lee Industrial Corp	1,082
1,270,000		Walsin Technology Corp	10,137
104,000		Wasion Group Holdings Ltd	51
906,527		Western Digital Corp	57,537
34,200		Westone Information Industry, Inc	127
190,500	*,†,b	Wintek Corp	0	^
4,287		WiSoL Co Ltd	56
2,105,302		Wistron Corp	1,993
1,813,556		Wistron NeWeb Corp	4,577
65,000		Wiwynn Corp	1,374
1,013,473		WPG Holdings Co Ltd	1,322
7,815	*,e	Wrap Technologies Inc	50
2,159,956		WT Microelectronics Co Ltd	3,033
84,000		WUS Printed Circuit Kunshan Co Ltd	268
37,400		Wuxi Lead Intelligent Equipment Co Ltd	242
211,287		Xerox Holdings Corp	7,790
5,598,600	*,e,g	Xiaomi Corp	7,753
15,750	*,†	Ya Hsin Industrial Co Ltd	0
356,660		Yageo Corp	5,196
171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
85,697		Yamatake Corp	$2,414
48,598		Yaskawa Electric Corp	1,831
11,700		Yealink Network Technology Corp Ltd	122
121,709		Yokogawa Electric Corp	2,137
7,900		Yokowo Co Ltd	234
85,336	*	Zebra Technologies Corp (Class A)	21,798
101,000		Zhejiang Dahua Technology Co Ltd	289
1,380,405		Zhen Ding Technology Holding Ltd	6,623
203,000	*	ZTE Corp	1,034
542,338	*	ZTE Corp (Class H)	1,660
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	6,437,648

TELECOMMUNICATION SERVICES - 2.2%
3,531,889		Advanced Info Service PCL (Foreign)	25,079
149,103		AFK Sistema	727
459,000		AFK Sistema (London)	2,237
1,170,969	e,g	Airtel Africa plc	1,251
35,322,684		America Movil S.A. de C.V. (Series L)	28,210
44,639	*	Anterix, Inc	1,929
13,700		ARTERIA Networks Corp	221
659,000	*	Asia Pacific Telecom Co Ltd	166
19,621,682		AT&T, Inc	766,815
11,046		ATN International, Inc	612
220,900	*,e	Axtel SAB de C.V.	36
30,788	*	Bandwidth Inc	1,972
215,545		BCE, Inc	9,986
3,773,786	*	Bezeq Israeli Telecommunication Corp Ltd	3,039
2,714,177	*	Bharti Airtel Ltd	17,332
592,307		Bharti Infratel Ltd	2,095
49,694	*	Boingo Wireless, Inc	544
3,587,496		BT Group plc	9,142
223,044	*	Cellcom Israel Ltd	711
528,536	*,g	Cellnex Telecom SAU	22,799
1,776,106		CenturyLink, Inc	23,462
5,000		Chief Telecom, Inc	37
6,287,649		China Mobile Hong Kong Ltd	53,130
11,636,457		China Telecom Corp Ltd	4,794
89,767,800	g	China Tower Corp Ltd	19,832
16,011,681		China Unicom Ltd	15,077
1,834,900		China United Network Communications Ltd	1,554
275,983		Chorus Ltd	1,148
2,801,988		Chunghwa Telecom Co Ltd	10,279
112,482	*	Cincinnati Bell, Inc	1,178
8,712,000		Citic 1616 Holdings Ltd	3,175
102,972		Cogent Communications Group, Inc	6,777
59,584	e	Consolidated Communications Holdings, Inc	231
3,416,002		Deutsche Telekom AG.	55,825
2,228,439		Digi.Com BHD	2,432
293,862		Elisa Oyj (Series A)	16,234
1,474,958		Emirates Telecommunications Group Co PJSC	6,569
147,453	*	Empresa Nacional de Telecomunicaciones S.A.	1,051
1,622,276	*	Etihad Etisalat Co	10,810
161,685	g	Euskaltel S.A.	1,627
172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,210,236		Far EasTone Telecommunications Co Ltd	$2,911
69,150		Freenet AG.	1,585
75,801		Globe Telecom, Inc	3,023
50,482	*,e	Gogo, Inc	323
181,628		Hellenic Telecommunications Organization S.A.	2,907
1,450,683	*	Himachal Futuristic Communications	357
390,620		HKBN Ltd	655
3,385,079		HKT Trust and HKT Ltd	4,771
808,651		Hutchison Telecommunications Hong Kong Holdings Ltd	163
2,003,512	*	Idea Cellular Ltd	173
163,089	*	IDT Corp (Class B)	1,176
99,806	e	Iliad S.A.	12,982
207,080	g	Infrastrutture Wireless Italiane S.p.A	2,028
19,712	*	Inscobee, Inc	52
88,484	*,e	Intelsat S.A.	622
61,800		Internet Initiative Japan, Inc	1,666
1,920,000		Intouch Holdings PCL (Class F)	3,666
138,770	*	Iridium Communications, Inc	3,419
10,706,900		Jasmine International PCL	1,787
1,752,290		KDDI Corp	52,282
1,686,261		Koninklijke KPN NV	4,990
222,725	*,†,e	Let’s GOWEX S.A.	3
170,668		LG Telecom Ltd	2,093
1,106,323		Magyar Telekom	1,673
358,167	*	Masmovil Ibercom S.A.	8,185
1,777,790		Maxis BHD	2,315
1,448	e	Millicom International Cellular S.A.	70
93,953	*	Mobile Telecommunications Co Saudi Arabia	294
881,318		Mobile TeleSystems (ADR)	8,945
107,511		Mobistar S.A.	2,496
1,722,657	e	MTN Group Ltd	10,155
9,320,435		NetLink NBN Trust	6,549
2,215,826		Nippon Telegraph & Telephone Corp	56,002
1,842,353		NTT DoCoMo, Inc	51,321
72,630	*	Ooma, Inc	961
1,422,483	*	Ooredoo QSC	2,765
1,296,660		Orange S. A.	19,056
73,648	*	ORBCOMM, Inc	310
60,724	*	Partner Communications	271
7,107,327		PCCW Ltd	4,205
339,135	g	PLAY Communications S.A.	3,127
66,707		PLDT, Inc	1,308
64,629		Proximus plc	1,852
2,566,500	*	PT Excelcomindo Pratama	582
318,300	*	PT Indosat Tbk	67
1,867,900		PT Link Net Tbk	533
35,264,024		PT Telekomunikasi Indonesia Persero Tbk	10,102
336,429		Rogers Communications, Inc (Class B)	16,706
33,013		Rostelecom (ADR)	249
4,157		Rostelecom (ADR) (OTC US)	31
44,673,473		Safaricom plc	13,885
335,300		Saudi Telecom Co	9,098
55,944	*	Sejong Telecom, Inc	18
173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
123,733		Shenandoah Telecom Co	$5,149
9,075,405		Singapore Telecommunications Ltd	22,413
15,079		SK Telecom Co Ltd	3,107
201,641		SmarTone Telecommunications Holding Ltd	155
1,364,140		Softbank Corp	18,293
1,462,511		Softbank Group Corp	63,498
17,824		Spok Holdings, Inc	218
1,224,522	*	Sprint Corp	6,380
326,200		StarHub Ltd	344
23,261	e,g	Sunrise Communications Group AG.	1,827
13,954	e	Swisscom AG.	7,387
3,742,942		Taiwan Mobile Co Ltd	13,984
378,238		TalkTalk Telecom Group plc	582
16,432		Tata Communications Ltd	91
261,675		Tele2 AB (B Shares)	3,798
68,900	e	Telecom Argentina S.A. (ADR) (Class B)	782
2,856,579		Telecom Corp of New Zealand Ltd	8,330
922,263		Telecom Egypt	578
11,182,353		Telecom Italia RSP	6,848
117,281	*	Telecom Italia S.p.A.	73
1,006,699		Telefonica Brasil S.A.	14,550
197,123		Telefonica Deutschland Holding AG.	571
3,080,506		Telefonica S.A.	21,542
105,114		Telekom Austria AG.	858
4,504,883		Telekom Malaysia BHD	4,209
1,586,670	*	Telekomunikacja Polska S.A.	2,976
594,625		Telenor ASA	10,659
628,145		Telephone & Data Systems, Inc	15,974
310,101	*,e	Telesites SAB de C.V.	230
3,714,928	e	TeliaSonera AB	15,961
273,432		Telkom S.A. Ltd	681
5,428,898		Telstra Corp Ltd	13,485
216,070		TELUS Corp	8,366
1,435,284		Tim Participacoes S.A.	5,615
121,720		Time dotCom BHD	274
2,031,279		TM International BHD	2,058
1,460,262	*	T-Mobile US, Inc	114,514
2,021,400		Total Access Communication PCL (Foreign)	3,588
2,104,900		Tower Bersama Infrastructure	186
463,002		TPG Telecom Ltd	2,182
8,018,892		True Corp PCL (Foreign)	1,228
3,427,780		Turkcell Iletisim Hizmet AS	7,950
1,581		United Internet AG.	52
39,651	*	US Cellular Corp	1,437
9,494,277		Verizon Communications, Inc	582,949
381,542	*,e,h	Vision, Inc	6,328
335,079	*	Vocus Communications Ltd	672
579,334		Vodacom Group Pty Ltd	4,769
38,364,765		Vodafone Group plc	74,480
375,173		Vodafone Group plc (ADR)	7,252
397,058	*	Vodafone Qatar	127
868,020	*	Vonage Holdings Corp	6,432
10,037	*,e	Windstream Holdings, Inc	1
174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
500,498	*	Zayo Group Holdings, Inc	$17,342
		TOTAL TELECOMMUNICATION SERVICES	2,580,225

TRANSPORTATION - 1.9%
52,528	*,†,e	Abertis Infraestructuras S.A. (Continuous)	1,082
51,807		Aegean Airlines S.A.	488
116,438	g	Aena S.A.	22,323
23,346	g	Aeroflot PJSC (GDR)	186
22,129		Aeroports de Paris	4,381
8,046,957	*	Air Arabia PJSC	3,527
235,146	*	Air Canada	8,784
141,600		Air China Ltd	197
1,677,225		Air China Ltd (H shares)	1,702
260,346	*	Air France-KLM	2,898
303,875		Air New Zealand Ltd	599
55,777	*	Air Transport Services Group, Inc	1,309
1,173,000		AirAsia BHD	488
3,943,200		Airports of Thailand PCL (Foreign)	9,761
357,581		Alaska Air Group, Inc	24,226
54,495	e,g	ALD S.A.	850
89,880		All Nippon Airways Co Ltd	3,001
12,126		Allegiant Travel Co	2,110
15,122		Amerco, Inc	5,683
1,202,945	e	American Airlines Group, Inc	34,500
82,000		Anhui Expressway Co	49
3,157		AP Moller - Maersk AS (Class A)	4,279
5,564		AP Moller - Maersk AS (Class B)	8,025
77,444		ArcBest Corp	2,137
123,795	*	Asia Aviation PCL	9
395,905	*	Asia Aviation PCL (Foreign)	30
358,388	*	Asiana Airlines	1,671
21,245	*	Atlas Air Worldwide Holdings, Inc	586
439,786		Atlas Arteria Ltd	2,418
837,244		Auckland International Airport Ltd	4,935
170,874		Autostrada Torino-Milano S.p.A.	5,167
433,029		Autostrade S.p.A.	10,106
66,109		Avianca Holdings S.A.	37
54,692	*	Avis Budget Group, Inc	1,763
64,400	*	Azul S.A.	937
130,400		Bangkok Airways Co Ltd	30
40,500		Bangkok Aviation Fuel Services PCL	41
6,110,453		Bangkok Expressway & Metro PCL	2,221
1,376,097		Beijing Capital International Airport Co Ltd	1,333
172,600	*,e	BEST, Inc (ADR)	960
4,957		Blue Dart Express Ltd	152
864,277		Bollore	3,777
54,129		bpost S.A.	626
33,615,327		BTS Group Holdings PCL	14,814
752,192		Canadian National Railway Co	68,045
136,903	e	Canadian Pacific Railway Ltd (Toronto)	34,900
176,000	*,e	CAR, Inc	120
111,160	e	Cathay Pacific Airways Ltd	164
550,740		Cebu Air, Inc	973
222,645		Central Japan Railway Co	44,767
175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
123,481		CH Robinson Worldwide, Inc	$9,656
1,326,335		China Airlines	401
1,512,000	*	China COSCO Holdings Co Ltd	614
406,800	*	China Eastern Airlines Corp Ltd	340
1,392,000	*	China Eastern Airlines Corp Ltd (H Shares)	771
1,156,091	e	China Merchants Holdings International Co Ltd	1,956
3,083,500	e	China Southern Airlines Co Ltd	2,073
321,500		China Southern Airlines Co Ltd (Class A)	332
88,800	e	Chorus Aviation, Inc	553
1,934,099		Cia de Concessoes Rodoviarias	9,162
99,376		Cia de Distribucion Integral Logista Holdings SAU	2,241
1,148,000		Cia de Locacao das Americas	6,503
1,970,980		ComfortDelgro Corp Ltd	3,487
17,006,075	*	Compania SudAmericana de Vapores S.A.	620
173,879		Container Corp Of India Ltd	1,393
148,900	*,e	Controladora Vuela Cia de Aviacion SAB de C.V.	156
64,314		Copa Holdings S.A. (Class A)	6,951
7,939	*,e	Corp America Airports S.A.	48
32,663	*	Cosan Logistica S.A.	189
606,200	*	Cosco Corp Singapore Ltd	149
1,134,000		Cosco International Holdings Ltd	298
1,482,271		COSCO Pacific Ltd	1,214
191,800	*	COSCO SHIPPING Holdings Co Ltd	145
125,314		Costamare, Inc	1,194
83,541	*	Covenant Transportation Group, Inc	1,080
2,280,207		CSX Corp	164,996
64,884		CTT-Correios de Portugal S.A.	233
15,071	e	D/S Norden	241
884,300		Daqin Railway Co Ltd	1,043
287,645		Dart Group plc	6,454
160,395	*,e	Daseke, Inc	507
1,865,053		Delta Air Lines, Inc	109,068
286,165		Deutsche Lufthansa AG.	5,267
905,914		Deutsche Post AG.	34,447
18,969	e	Dfds A.S.	925
383,496		DP World Ltd	5,027
813,596		DSV AS	93,770
42,740	*,e	Eagle Bulk Shipping, Inc	197
351,327		East Japan Railway Co	31,711
415,632	e	easyJet plc	7,829
120,424	*	Echo Global Logistics, Inc	2,493
1,182,400	*	EcoRodovias Infraestrutura e Logistica S.A.	4,811
557,994	g	Enav S.p.A	3,330
58,383	e,g	Europcar Groupe S.A.	285
1,085,328		Eva Airways Corp	498
99,000		Evergreen International Storage & Transport Corp	47
1,787,367	*	Evergreen Marine Corp Tawain Ltd	741
28,968	e	Exchange Income Corp	997
33,904		Expeditors International of Washington, Inc	2,645
361,425		FedEx Corp	54,651
27,739		Finnair Oyj	183
656,236	*,e	Firstgroup plc	1,090
23,716		Flughafen Zuerich AG.	4,329
176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
92,586		Forward Air Corp	$6,476
39,213		Fraport AG. Frankfurt Airport Services Worldwide	3,329
16,526		Fukuyama Transporting Co Ltd	600
87,561		Genco Shipping & Trading Ltd	930
29,663		GLOVIS Co Ltd	3,660
173,658	*	GMR Infrastructure Ltd	51
139,291		Go-Ahead Group plc	4,082
505,000	*	Gol Linhas Aereas Inteligentes S.A.	4,638
427,419		Golden Ocean Group Ltd	2,494
637,825		Grindrod Ltd	229
331,758		Groupe Eurotunnel S.A.	5,784
80,700	*,e	Grupo Aeromexico SAB de C.V.	67
94,800		Grupo Aeroportuario del Centro Norte Sab de C.V.	711
470,131		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	5,586
284,095		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	5,320
59,800	*,e,g	Grupo Traxion SAB de C.V.	48
675,400		Guangshen Railway Co Ltd	297
129,500		Guangzhou Baiyun International Airport Co Ltd	325
136,629	*	Gujarat Pipavav Port Ltd	169
321,008	*	Gulf Warehousing Co	483
8,300		Hamakyorex Co Ltd	271
64,767		Hamburger Hafen und Logistik AG.	1,776
8,179	e	Hanjin Kal Corp	282
2,051		Hanjin Transportation Co Ltd	53
137,292		Hankyu Hanshin Holdings, Inc	5,873
44,368		Hawaiian Holdings, Inc	1,300
199,181		Heartland Express, Inc	4,193
125,055	*	Hertz Global Holdings, Inc	1,970
24,125		Hitachi Transport System Ltd	679
6,827		Hopewell Highway Infrastructure Ltd	3
237,763	*	Hub Group, Inc (Class A)	12,195
7,689,787		Hutchison Port Holdings Trust	1,323
59,001	*	Hyundai Merchant Marine Co Ltd	181
1,371	*	ID Logistics Group	277
42,657		Iino Kaiun Kaisha Ltd	145
47,647		Imperial Holdings Ltd	199
89,260	*,g	InterGlobe Aviation Ltd	1,668
3,118		International Consolidated Airlines Group S.A.	25
906,887		International Container Term Services, Inc	2,298
170,513		Japan Airlines Co Ltd	5,309
141,650	e	Japan Airport Terminal Co Ltd	7,859
22,389		JB Hunt Transport Services, Inc	2,615
2,108		Jeju Air Co Ltd	49
446,523	*	JetBlue Airways Corp	8,359
1,163,834		Jiangsu Express	1,595
2,747		Jin Air Co Ltd	36
40,398	e	John Menzies plc	253
14,400		Julio Simoes Logistica S.A.	96
159,684		Kamigumi Co Ltd	3,510
213,108		Kansas City Southern	32,640
351,637	*	Kawasaki Kisen Kaisha Ltd	5,935
35,630		Keihin Electric Express Railway Co Ltd	687
177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
29,570		Keio Corp	$1,789
24,889		Keisei Electric Railway Co Ltd	964
1,047,509		Kerry Logistics Network Ltd	1,799
178,866		Kintetsu Corp	9,702
19,300		Kintetsu World Express, Inc	335
253,789	*	Kirby Corp	22,722
527,350	e	Knight-Swift Transportation Holdings, Inc	18,900
13,668		Konoike Transport Co Ltd	207
8,805	*	Korea Express Co Ltd	1,178
2,823	*	Korea Line Corp	56
39,200		Korean Air Lines Co Ltd	964
52,054		Kuehne & Nagel International AG.	8,780
29,616		Kyushu Railway Co	991
221,157		Lan Airlines S.A.	2,221
44,983		Landstar System, Inc	5,122
479,126		Localiza Rent A Car	5,673
335,841	*,e	Lyft, Inc (Class A)	14,448
110,004		Macquarie Infrastructure Co LLC	4,713
100,940		MacroAsia Corp	33
2,110,406		Malaysia Airports Holdings BHD	3,922
301,862		Marten Transport Ltd	6,487
10,600	e	Maruwa Unyu Kikan Co Ltd	233
60,284		Maruzen Showa Unyu Co Ltd	1,768
40,927		Matson, Inc	1,670
50,513	*	Mesa Air Group, Inc	452
4,710,956		MISC BHD	9,625
45,078		Mitsubishi Logistics Corp	1,173
110,785		Mitsui OSK Lines Ltd	3,047
121,330		Mitsui-Soko Co Ltd	2,284
168,300		MMC Corp BHD	41
53,100		Movida Participacoes S.A.	254
1,583,939		MTR Corp	9,360
112,616		Mullen Group Ltd	804
1,182,680	*	Mundra Port and Special Economic Zone Ltd	6,067
139,335		Nagoya Railroad Co Ltd	4,327
55,127		Nankai Electric Railway Co Ltd	1,496
1,044,785		National Express Group plc	6,512
335,400		Ningbo Zhoushan Port Co Ltd	183
65,982		Nippon Express Co Ltd	3,868
213,900		Nippon Konpo Unyu Soko Co Ltd	5,348
108,690		Nippon Yusen Kabushiki Kaisha	1,959
32,600		Nishi-Nippon Railroad Co Ltd	751
6,670		Nissin Corp	116
318,885	g	Nobina AB	2,194
310,672		Norfolk Southern Corp	60,311
73,153		Northgate plc	301
190,803	*,e	Norwegian Air Shuttle AS	824
64,348		Odakyu Electric Railway Co Ltd	1,501
80,040		Oesterreichische Post AG.	3,042
100,181		Old Dominion Freight Line	19,012
2,426,290		Pacific Basin Shipping Ltd	511
1,649	*	PAM Transportation Services, Inc	95
8,129		Park-Ohio Holdings Corp	274
178

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
127,526	*	Pegasus Hava Tasimaciligi AS.	$1,851
12,829		Piraeus Port Authority	314
49,590		PKP Cargo S.A.	268
73,900		Pos Malaysia & Services Holdings BHD	27
158,650	*	Precious Shipping PCL	40
188,137		Promotora y Operadora de Infraestructura SAB de C.V.	1,926
1,977,654		PT Jasa Marga Tbk	736
5,648,600	*	PT Trada Maritime Tbk	20
361,417		Qantas Airways Ltd	1,801
644,334		Qatar Navigation QSC	1,079
2,239,771		QR National Ltd	8,220
785,626		Qube Logistics Holdings Ltd	1,814
267,888	*	Radiant Logistics, Inc	1,492
648,491		Redde plc	911
3,725	*,e	Roadrunner Transportation Systems Inc	34
486,162	e	Royal Mail plc	1,462
1,336,800	*	Rumo S.A.	8,702
37	*	Ryanair Holdings plc	1
4,577		Ryder System, Inc	249
425,112	*,e	Safe Bulkers, Inc	723
39,697		Sagami Railway Co Ltd	1,076
24,935	*	Saia, Inc	2,322
96	*,†	SAir Group	0
6,260	e	Sakai Moving Service Co Ltd	399
107,436		Sankyu, Inc	5,399
62,600		Santos Brasil Participacoes S.A.	128
1,271,081	*,e	SAS AB	2,068
14,460	*	Saudi Public Transport Co	69
81,200		SBS Holdings, Inc	1,409
271,615		Schneider National, Inc	5,927
88,044		Scorpio Bulkers, Inc	561
287,892	e	Seaspan Corp	4,091
129,186		Seibu Holdings, Inc	2,125
622,574		Seino Holdings Corp	8,411
57,470		Senko Co Ltd	490
70,300		SF Holding Co Ltd	376
186,520		SG Holdings Co Ltd	4,201
32,000		Shandong Airlines Co Ltd	38
64,900		Shanghai International Airport Co Ltd	735
385,700		Shanghai International Port Group Co Ltd	320
32,900		Shanghai Jinjiang International Investment Holdings Co	29
1,102,500		Shenzhen Airport Co Ltd	1,548
740,000		Shenzhen Expressway Co Ltd	1,062
986,254		Shenzhen International Holdings Ltd	2,167
48,900		Shinwa Kaiun Kaisha Ltd	1,003
150,200		SIA Engineering Co Ltd	315
680,958		Signature Aviation plc	2,863
60,720		Sincere Navigation	34
403,974		Singapore Airlines Ltd	2,716
747,574		Singapore Airport Terminal Services Ltd	2,814
1,274,919	e	Singapore Post Ltd	887
2,493,000		Sinotrans Ltd	848
179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,831,398		SITC International Co Ltd	$3,455
7,460		Sixt AG.	748
38,222		Sixt AG. (Preference)	2,781
6,419		Sixt Leasing AG.	81
142,814		Skywest, Inc	9,230
159,779		Societa Iniziative Autostradali e Servizi S.p.A.	2,678
1,137,159		Southwest Airlines Co	61,384
1,671,721	*	SpiceJet Ltd	2,640
336,777	*	Spirit Airlines, Inc	13,575
23,100		Spring Airlines Co Ltd	146
223,803		Stagecoach Group plc	474
10,021		Stolt-Nielsen S.A.	130
239,686	*	STX Pan Ocean Co Ltd	939
30,283		Sumitomo Warehouse Co Ltd	406
956,645		Sydney Airport	5,812
1,803,000		Taiwan High Speed Rail Corp	2,312
187,732		TAV Havalimanlari Holding AS	920
117,500		Tegma Gestao Logistica	1,103
270,211		TFI International, Inc	9,108
163,800	*	Thai Airways International PCL (Foreign)	37
350,000		Tianjin Port Development Holdings Ltd	36
538,092	e	TNT NV	1,214
35,809		Tobu Railway Co Ltd	1,296
1,163,189		Tokyu Corp	21,510
9,315		Tonami Holdings Co Ltd	462
67,651		Tourism Holdings Ltd	157
10,075		Trancom Co Ltd	762
2,356,116		Transurban Group	24,662
398,907	*	Turk Hava Yollari	969
364,682	*	Uber Technologies, Inc	10,846
101,000		U-Ming Marine Transport Corp	113
2,269,453		Union Pacific Corp	410,295
481,164	*	United Airlines Holdings Inc	42,386
254,985		United International Transportation Co	2,481
1,223,168		United Parcel Service, Inc (Class B)	143,184
64,538		Universal Logistics Holdings Inc	1,224
22,768	*	US Xpress Enterprises, Inc	115
60,603	*	Virgin Australia Holdings Ltd	6
67,336	*,†	Virgin Australia Int Holdings	0	^
126,000		Wan Hai Lines Ltd	78
135,599		Werner Enterprises, Inc	4,934
281,616		West Japan Railway Co	24,358
3,202,700		Westports Holdings BHD	3,300
53,259	e	Westshore Terminals Investment Corp	777
57,064		Wilh. Wilhelmsen ASA	142
76,033		Wisdom Marine Lines Co Ltd	75
194,000		Xiamen International Port Co Ltd	29
49,425	*	XPO Logistics, Inc	3,939
99,566		Yamato Transport Co Ltd	1,698
251,523	*	Yang Ming Marine Transport	61
20,506	*,e	YRC Worldwide, Inc	52
354,000		Yuexiu Transport Infrastructure Ltd	315
51,100		Yunda Holding Co Ltd	245
180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,268,194		Zhejiang Expressway Co Ltd	$1,156
361,200		ZTO Express Cayman, Inc (ADR)	8,434
		TOTAL TRANSPORTATION	2,259,221

UTILITIES - 2.8%
2,821,261		A2A S.p.A.	5,298
1,252,810		Aboitiz Power Corp	846
11,883	e	Acciona S.A.	1,253
195,638		ACEA S.p.A.	4,048
921,246		Actelios S.p.A.	4,923
179,309	*	Adani Power Ltd	155
64,098	*	Adani Transmissions Ltd	298
631,164		AES Corp	12,560
8,516,582		AES Gener S.A.	1,846
38,082		AES Tiete Energia S.A.	152
348,364	*,†	AET&D Holdings No 1 Ptd Ltd	0
1,087,817		AGL Energy Ltd	15,658
2,409,781		Aguas Andinas S.A.	1,022
668,877	e	Algonquin Power & Utilities Corp	9,462
89,850		Allete, Inc	7,293
2,170,128		Alliant Energy Corp	118,749
22,204		AltaGas Canada, Inc	571
379,820	e	AltaGas Ltd	5,786
820,524		Alupar Investimento S.A.	5,634
324,943		Ameren Corp	24,956
1,178,001		American Electric Power Co, Inc	111,333
35,002		American States Water Co	3,033
15,627		American Water Works Co, Inc	1,920
1,360,366		APA Group	10,590
23,309		Aqua America, Inc	1,094
101,093	*	AquaVenture Holdings Ltd	2,742
7,257		Artesian Resources Corp	270
45,084		Ascopiave S.p.A.	193
256,404		Atco Ltd	9,827
110,087		Athens Water Supply & Sewage Co S.A.	933
423,933	*,e	Atlantic Power Corp	988
442,847		Atmos Energy Corp	49,537
2,935,997		AusNet Services	3,501
43,218		Avangrid, Inc	2,211
62,832		Avista Corp	3,022
18,259		Aygaz AS	39
688,700		B Grimm Power PCL	1,205
1,769,974		Babcock & Brown Wind Partners	807
128,700		BCPG PCL	69
436,799		Beijing Enterprises Holdings Ltd	2,004
3,476,191		Beijing Enterprises Water Group Ltd	1,758
11,416		BKW S.A.	843
130,334		Black Hills Corp	10,236
1,312,000	*,e	Blue Sky Power Holdings Ltd	35
86,383		Boralex, Inc	1,627
83,289	*,e	Cadiz, Inc	918
46,035		California Water Service Group	2,374
340,307	e	Canadian Utilities Ltd	10,265
160,000	e	Canvest Environment Protection Group Co Ltd	74
181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
121,746	e	Capital Power Corp	$3,224
175,077		Capital Stage AG.	1,844
173,072	*,†	Castile Resources Pty Ltd	0
842,366		Centerpoint Energy, Inc	22,971
429,300		Centrais Eletricas Brasileiras S.A.	4,050
199,879		Centrais Eletricas Brasileiras S.A. (Preference)	1,908
22,700	e	Central Puerto S.A. (ADR)	110
5,458,461		Centrica plc	6,457
120,447		CESC Ltd	1,244
187,423		CEZ AS	4,212
274,000		CGN New Energy Holdings Co Ltd	39
11,772,000	g	CGN Power Co Ltd	3,144
53,155		Chesapeake Utilities Corp	5,094
8,495,000		China Datang Corp Renewable Power Co Ltd	861
112,000	e,g	China Everbright Greentech Ltd	61
177,013		China Everbright Water Ltd	42
3,819,908		China Gas Holdings Ltd	14,303
2,530,627		China Longyuan Power Group Corp	1,600
347,100		China National Nuclear Power Co Ltd	249
3,574,000		China Power International Development Ltd	766
801,580		China Resources Gas Group Ltd	4,404
1,528,161		China Resources Power Holdings Co	2,146
62,500		China Tian Lun Gas Holdings Ltd	56
1,294,000	e	China Water Affairs Group Ltd	968
1,370,600		China Yangtze Power Co Ltd	3,620
950,840		Chubu Electric Power Co, Inc	13,441
893,091	e	Chugoku Electric Power Co, Inc	11,740
73,000		Cia de Gas de Sao Paulo-COMGAS	2,586
308,900		Cia de Saneamento Basico do Estado de Sao Paulo	4,668
114,680		Cia de Saneamento de Minas Gerais-COPASA	1,945
15,200		Cia de Saneamento do Parana	385
643,956		Cia de Saneamento do Parana (Preference)	3,384
1,961,833		Cia Energetica de Minas Gerais	6,758
43,900		Cia Energetica de Sao Paulo (Class B)	350
471,119		Cia Paranaense de Energia	8,125
788,073		CK Infrastructure Holdings Ltd	5,608
470,700		CK Power PCL	78
342,940		Clearway Energy, Inc (Class A)	6,557
69,486		Clearway Energy, Inc (Class C)	1,386
1,947,915		CLP Holdings Ltd	20,448
170,367		CMS Energy Corp	10,706
15,267,750		Colbun S.A.	2,437
1,290,000		Concord New Energy Group Ltd	63
53,470		Consolidated Edison, Inc	4,837
15,671		Consolidated Water Co, Inc	255
943,667		Contact Energy Ltd	4,533
2,650,000		Datang International Power Generation Co Ltd	507
2,050,221		Dominion Energy Inc	169,799
398,156		Drax Group plc	1,656
32,163		DTE Energy Co	4,177
1,693,521		Duke Energy Corp	154,466
1,938,690		E.ON AG.	20,719
182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
137,000		Eastern Water Resources Development and Management PCL	$50
536,237		Edison International	40,438
294,800		EDP - Energias do Brasil S.A.	1,625
38,044		El Paso Electric Co	2,583
114,459		Electric Power Development Co	2,778
819,436		Electricite de France	9,143
249,200		Electricity Generating PCL	2,725
24,742		Elia System Operator S.A.	2,195
257,763	e	Emera, Inc	11,074
4,700	*,e	Empresa Distribuidora Y Comercializadora Norte (ADR)	29
188,412		Empresa Electrica del Norte Grande S.A.	287
244,556	e	Enagas	6,238
891,712		Endesa S.A.	23,813
298,384	*	Enea S.A.	623
9,267,588		Enel S.p.A.	73,620
48,260	*	Energa S.A.	90
1,947,538		Energias de Portugal S.A.	8,451
117,500		Energisa S.A.	1,568
92,577	*	Energix-Renewable Energies Ltd	277
1,445,114		Energy Absolute PCL (Foreign)	2,105
56,594	g	Enerjisa Enerji AS.	70
63,765,787		Enersis Chile S.A.	5,978
51,294,357		Enersis S.A.	11,393
414,300	*	Eneva S.A.	4,511
170,551		Engie Brasil Energia S.A.	2,159
323,186	*	Enlight Renewable Energy Ltd	407
1,599,828		ENN Energy Holdings Ltd	17,478
1,239,328		Entergy Corp	148,471
738,000		Equatorial Energia S.A.	4,199
172,636		eRex Co Ltd	2,875
32,522		ERG S.p.A.	701
304,060		Evergy, Inc	19,791
33,924		Eversource Energy	2,886
19,959		EVN AG.	387
3,449,182		Exelon Corp	157,248
3,522,200		First Gen Corp	1,680
6,826,508		FirstEnergy Corp	331,768
164,725	g	Fjordkraft Holding ASA	1,088
470,913		Fortis, Inc	19,539
1,258,229		Fortum Oyj	31,057
1,524,285	*	GAIL India Ltd	2,584
341,712		Gas Natural SDG S.A.	8,605
1,888,871		Gaz de France	30,597
1,214,000	*	GCL New Energy Holdings Ltd	25
969,500		GD Power Development Co Ltd	326
1,033,308		Genesis Energy Ltd	2,106
14,923	e	Genie Energy Ltd	115
636,800		Global Power Synergy Co Ltd (Foreign)	1,820
10,870		Global Water Resources, Inc	143
2,307,066		Guangdong Investments Ltd	4,825
209,577	*	Gujarat Gas Ltd	697
157,570		Gujarat State Petronet Ltd	485
183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
436,800		Gulf Energy Development PCL	$2,416
9,554		Hawaiian Electric Industries, Inc	448
1,250,750		Hera S.p.A.	5,478
2,288,500		HK Electric Investments & HK Electric Investments Ltd	2,256
92,733		Hokkaido Electric Power Co, Inc	451
90,977	*	Hokuriku Electric Power Co	664
224,062		Holding CO ADMIE IPTO S.A.	584
11,972,553		Hong Kong & China Gas Ltd	23,393
1,349,662		Hong Kong Electric Holdings Ltd	9,874
1,522,000		Huadian Power International Corp Ltd	578
303,900		Huadian Power International Corp Ltd (Class A)	160
275,200		Huaneng Power International, Inc	221
3,021,756		Huaneng Power International, Inc (Hong Kong)	1,528
3,416,000		Huaneng Renewables Corp Ltd	1,328
1,199,040	*	Hub Power Co Ltd	723
214,800		Hubei Energy Group Co Ltd	129
449,327	e,g	Hydro One Ltd	8,678
6,638,823		Iberdrola S.A.	68,417
90,037		Idacorp, Inc	9,616
114,087	*	Indraprastha Gas Ltd	685
544,300		Infraestructura Energetica ,NV SAB de C.V.	2,560
355,790		Infratil Ltd	1,208
290,100		Inner Mongolia MengDian HuaNeng Thermal Power Corp Ltd	115
129,279	e	Innergex Renewable Energy, Inc	1,679
1,027,900	*,†	Inter Far East Energy Corp	0	^
797,148		Interconexion Electrica S.A.	4,753
1,193,514		Inversiones Aguas Metropolitanas S.A.	1,301
974,702		Iride S.p.A.	3,020
1,851,423		Italgas S.p.A	11,319
78,458		JSW Energy Ltd	76
112,909	e	Just Energy Income Fund	190
7,200		K&O Energy Group, Inc	108
1,412,793		Kansai Electric Power Co, Inc	16,367
12,487		Kenon Holdings Ltd	267
6,781,058		Keppel Infrastructure Trust	2,722
766	*	Korea District Heating Corp	31
478,532	*	Korea Electric Power Corp	11,481
153,737		Korea Gas Corp	5,024
296,570		Kyushu Electric Power Co, Inc	2,573
69,100		Light S.A.	410
53,306	*	Mahanagar Gas Ltd	796
246,200		Malakoff Corp BHD	52
415,380		Manila Electric Co	2,600
303,700		Manila Water Co, Inc	62
630,819		MDU Resources Group, Inc	18,742
2,753,632		Meridian Energy Ltd	9,276
33,504		MGE Energy, Inc	2,641
14,798		Middlesex Water Co	941
720,150		Mighty River Power Ltd	2,450
146,063		National Fuel Gas Co	6,798
9,634		National Gas & Industrialization Co	79
184

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,897,751		National Grid plc	$36,214
86,101		New Jersey Resources Corp	3,838
1,254,018		NextEra Energy, Inc	303,673
19,129		Nippon Gas Co Ltd	614
1,108,927		NiSource, Inc	30,873
197,037	e	Northland Power Income Fund	4,127
30,704		Northwest Natural Holding Co	2,264
48,379		NorthWestern Corp	3,467
947,540		NRG Energy, Inc	37,665
3,327,949		NTPC Ltd	5,551
110,916	e	Oest Elektrizitatswirts AG. (Class A)	5,566
309,362		OGE Energy Corp	13,757
75,068		Okinawa Electric Power Co, Inc	1,409
11,100	*	Omega Geracao S.A.	101
137,410		ONE Gas, Inc	12,857
44,999		Ormat Technologies, Inc	3,353
234,438	g	Orsted AS	24,247
572,114		Osaka Gas Co Ltd	10,941
53,325	*	OSRAM Licht AG. (Tender)	2,425
64,556		Otter Tail Corp	3,311
13,000	*,e	Pampa Energia S.A. (ADR)	214
848,000	*,e	Panda Green Energy Group Ltd	21
154,975		Pattern Energy Group, Inc	4,146
715,017		Pennon Group plc	9,698
649,791		Petronas Gas BHD	2,640
754,693	*,b	PG&E Corp	8,204
268,967		Pinnacle West Capital Corp	24,188
103,033		PNM Resources, Inc	5,225
1,493,898	*	Polska Grupa Energetyczna S.A.	3,130
384,167		Portland General Electric Co	21,433
2,056,990		Power Grid Corp of India Ltd	5,483
1,708,606		PPL Corp	61,305
37,113,532		PT Perusahaan Gas Negara Persero Tbk	5,787
309,692	*	PTC India Ltd	245
623,958	*	Public Power Corp	2,894
188,866		Public Service Enterprise Group, Inc	11,153
16,069	*	Pure Cycle Corp	202
452,164	*	Qatar Electricity & Water Co	1,998
552,900		Ratch Group PCL	1,269
519,738		Red Electrica Corp S.A.	10,473
216,098		Redes Energeticas Nacionais S.A.	659
14,500	*	RENOVA, Inc	156
7,424		RGC Resources, Inc	212
63,774		Rubis S.C.A	3,924
1,433,231		RWE AG.	43,917
15,807		Samchully Co Ltd	1,155
668,188		Saudi Electricity Co	3,602
36,820	e,g	Scatec Solar ASA	523
799,669		Scottish & Southern Energy plc	15,251
332,800		SDIC Power Holdings Co Ltd	439
33,527		Sechilienne-Sidec	979
609,791		Sempra Energy	92,371
33,875		Severn Trent plc	1,128
99,700		Shanghai Electric Power Co Ltd	115
185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
199,800		Shenergy Co Ltd	$167
163,400		Shenzhen Energy Group Co Ltd	146
431,036		Shikoku Electric Power Co, Inc	4,258
117,100		Shizuoka Gas Co Ltd	1,014
154,600		Sichuan Chuantou Energy Co Ltd	219
949,380		SIIC Environment Holdings Ltd	187
51,951		SJW Corp	3,692
2,826,794		Snam Rete Gas S.p.A.	14,863
128,000	*,†	Sound Global Ltd	0	^
89,173		South Jersey Industries, Inc	2,941
300,274		Southern Co	19,127
153,592		Southwest Gas Holdings Inc	11,668
29,507	e	Spark Energy, Inc	272
909,412		Spark Infrastructure Group	1,333
167,000		SPCG PCL	109
103,683		Spire, Inc	8,638
300,524		Suez Environnement S.A.	4,554
1,578,500		SUI Northern Gas Pipeline	776
106,691	*	Sunnova Energy International, Inc	1,191
2,817,800		Super Energy Corp PCL (Foreign)	53
199,120	e	Superior Plus Corp	1,926
89,450		Taiwan Cogeneration Corp	89
1,175,586		Tata Power Co Ltd	931
245,088	*	Tauron Polska Energia S.A.	106
142,688	e	Telecom Plus plc	2,842
2,755,841		Tenaga Nasional BHD	8,939
99,169		Terna Energy S.A.	852
1,324,336		Terna Rete Elettrica Nazionale S.p.A.	8,857
225,633		TerraForm Power, Inc	3,472
301,900		Thai Tap Water Supply PCL	139
76,000		Tianjin Development Hldgs Ltd	22
58,667		Toho Gas Co Ltd	2,395
501,967		Tohoku Electric Power Co, Inc	4,976
2,063,099	*	Tokyo Electric Power Co, Inc	8,831
437,310		Tokyo Gas Co Ltd	10,626
336,545	*	Torrent Power Ltd	1,339
1,012,000		Towngas China Co Ltd	701
468,600		TPI Polene Power PCL	69
322,856		TransAlta Corp	2,307
150,687	e	TransAlta Renewables, Inc	1,801
810,963		Transmissora Alianca de Energia Eletrica S.A.	6,302
24,987		UGI Corp	1,128
196,380		Uniper SE	6,491
515,778		United Utilities Group plc	6,454
58,696		Unitil Corp	3,629
10,051	e	Utilities Select Sector SPDR Fund	649
732,610		Veolia Environnement	19,494
1,270,405		Vistra Energy Corp	29,207
33,714		WEC Energy Group, Inc	3,109
232,000		WHA Utilities and Power PCL	42
318,025		Xcel Energy, Inc	20,191
11,645		York Water Co	537
2,229,590		YTL Corp BHD	534
186

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1	*	Zorlu Enerji Elektrik Uretim AS	$0	^
		TOTAL UTILITIES	3,336,526

		TOTAL COMMON STOCKS	117,878,347
		(Cost $101,508,267)

PREFERRED STOCKS - 0.0%

REAL ESTATE - 0.0%
8,497,223	*,†	Ayala Land, Inc	17
		TOTAL REAL ESTATE	17

		TOTAL PREFERRED STOCKS	17
		(Cost $20)

RIGHTS / WARRANTS - 0.0%

CAPITAL GOODS - 0.0%
79,135	†,e	Abengoa S.A. (B Shares)	0
		TOTAL CAPITAL GOODS	0

CONSUMER SERVICES - 0.0%
115,800		Serba Dinamik Holdings BHD	12
		TOTAL CONSUMER SERVICES	12

ENERGY - 0.0%
200,834		Repsol S.A.	95
9,750		Weatherford International plc	0
		TOTAL ENERGY	95

MATERIALS - 0.0%
36,321	†	A Schulman, Inc	16
415,728	†	Pan American Silver Corp	94
192,902	†	Pan American Silver Corp (Exp 2/22/29)	106
		TOTAL MATERIALS	216

MEDIA & ENTERTAINMENT - 0.0%
230,631	†	Media General, Inc	0
		TOTAL MEDIA & ENTERTAINMENT	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,107,893		Bristol-Myers Squibb Co	3,335
156,143	*,†	Elanco Animal Health, Inc CVR	9
1,030,912	e	Faes Farma S.A.	166
17,790	†,e	Omthera Pharmaceuticals, Inc	11
8,904		Piramal Enterprises Ltd	28
20,027	†,e	Tobira Therapeutics, Inc	1
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,550

REAL ESTATE - 0.0%
2,199,999	e	Beijing Capital Land Ltd	78
112,210		Sunway BHD	11
66,478,080		U City PCL	22
		TOTAL REAL ESTATE	111
187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY			VALUE (000)
RETAILING - 0.0%
23,183		Lojas Americanas S.A.			$56
8,025	†	XXL ASA			2
		TOTAL RETAILING			58

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
30,484	†	Legend Holdings Corp			5
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			5

TRANSPORTATION - 0.0%
3,361,533		BTS Group Holdings PCL			0
		TOTAL TRANSPORTATION			0

UTILITIES - 0.0%
75,132		Centrais Eletricas Brasileiras S.A.			706
		TOTAL UTILITIES			706

		TOTAL RIGHTS / WARRANTS			4,753
		(Cost $3,480)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 2.2%

GOVERNMENT AGENCY DEBT - 0.8%
$4,660,000		Federal Agricultural Mortgage Corp (FAMC)	1.582%	01/28/20	4,655
25,000,000		Federal Farm Credit Bank (FFCB)	1.542	01/28/20	24,972
15,000,000		FFCB	1.542	01/31/20	14,982
16,300,000		Federal Home Loan Bank (FHLB)	1.670-1.770	01/02/20	16,300
19,000,000		FHLB	1.540	01/03/20	18,999
25,100,000		FHLB	1.555	01/08/20	25,094
10,370,000		FHLB	1.546	01/10/20	10,367
20,000,000		FHLB	1.546	01/13/20	19,991
40,000,000		FHLB	1.681	01/15/20	39,978
18,545,000		FHLB	1.561-1.641	01/17/20	18,533
28,460,000		FHLB	1.561	01/21/20	28,437
51,150,000		FHLB	1.561-1.571	01/22/20	51,107
45,580,000		FHLB	1.642	01/24/20	45,538
15,000,000		FHLB	1.572	01/27/20	14,984
23,800,000		FHLB	1.531-1.572	01/28/20	23,774
18,645,000		FHLB	1.567	01/29/20	18,624
49,995,000		FHLB	1.572	01/30/20	49,936
29,338,000		FHLB	1.642	01/31/20	29,302
10,000,000		FHLB	1.567	02/03/20	9,987
18,189,000		FHLB	1.542-1.547	02/05/20	18,163
20,000,000		FHLB	1.567	02/06/20	19,970
13,590,000		FHLB	1.542	02/07/20	13,569
20,000,000		FHLB	1.568	02/11/20	19,966
11,900,000		FHLB	1.558-1.573	02/12/20	11,879
34,265,000		FHLB	1.573	02/14/20	34,203
25,000,000		FHLB	1.563	02/18/20	24,950
188

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$13,700,000		FHLB	1.578%	02/21/20	$13,671
25,000,000		FHLB	1.564	03/02/20	24,935
75,000,000		FHLB	1.554-1.579	03/04/20	74,799
25,000,000		FHLB	1.584	03/05/20	24,932
25,000,000		FHLB	1.554	03/06/20	24,931
10,150,000		FHLB	1.544-1.580	03/11/20	10,120
18,095,000		FHLB	1.585	03/18/20	18,035
10,000,000		FHLB	1.568	04/24/20	9,951
15,150,000		FHLB	1.588	04/27/20	15,073
20,000,000		FHLB	1.583	04/30/20	19,896
30,000,000		FHLB	1.576	05/06/20	29,837
2,960,000		FHLB	1.567	05/08/20	2,944
15,767,000		FHLB	1.580	05/22/20	15,670
25,000,000		FHLB	1.595	05/28/20	24,840
10,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.517	04/17/20	9,954
		TOTAL GOVERNMENT AGENCY DEBT			927,848

TREASURY DEBT - 0.4%
100,000,000		United States Treasury Bill	1.511	01/21/20	99,922
38,600,000		United States Treasury Bill	1.850	01/23/20	38,567
25,520,000		United States Treasury Bill	1.652-1.909	02/06/20	25,483
10,000,000		United States Treasury Bill	1.515	02/13/20	9,983
10,000,000		United States Treasury Bill	1.518	02/20/20	9,979
65,190,000		United States Treasury Bill	1.473	02/25/20	65,045
25,000,000		United States Treasury Bill	1.529	02/27/20	24,941
25,000,000		United States Treasury Bill	1.513	03/12/20	24,927
10,100,000		United States Treasury Bill	1.608	03/19/20	10,068
25,000,000		United States Treasury Bill	1.535	03/26/20	24,912
25,000,000		United States Treasury Bill	1.527	04/02/20	24,904
100,000,000		United States Treasury Bill	1.628	04/09/20	99,585
22,250,000		United States Treasury Bill	1.609	04/23/20	22,144
		TOTAL TREASURY DEBT			480,460

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%

CERTIFICATE OF DEPOSIT - 0.5%
21,000,000		Australia & New Zealand Bank	2.137	01/17/20	21,002
44,000,000		Australia & New Zealand Bank	1.952	04/27/20	44,000
83,000,000		Canadian Imperial Bank of Commerce	2.000	09/29/20	83,000
59,000,000		ING US Funding LLC	1.940	05/15/20	59,000
83,000,000		Lloyds Bank plc	2.129	10/01/20	83,000
79,000,000		Mizuho Bank Ltd	1.950	04/02/20	79,000
86,000,000		National Australia Bank	1.900	05/15/20	86,000
100,000,000		Natixis	1.980	05/14/20	100,000
86,500,000		Skandinaviska Enskilda Banken AB	1.890	05/14/20	86,500
		TOTAL CERTIFICATE OF DEPOSIT			641,502

REPURCHASE AGREEMENT - 0.5%
20,390,000	r	Citigroup	1.570	01/02/20	20,390
85,000,000	s	Goldman Sachs	1.520	01/07/20	85,000
189

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$94,000,000	t	JP Morgan	1.570%	01/02/20	$94,000
12,186,000	u	Merrill Lynch	1.550	01/02/20	12,186
10,000,000	v	Merrill Lynch	1.450	01/02/20	10,000
20,000,000	w	Merrill Lynch	1.400	01/02/20	20,000
51,000,000	x	Merrill Lynch	1.570	01/02/20	51,000
45,000,000	y	Morgan Stanley	1.570	01/02/20	45,000
115,000,000	z	Nomura	1.570	01/02/20	115,000
100,000,000	aa	Royal Bank of Scotland	1.550	01/02/20	100,000
50,000,000	ab	Societe Generale	1.560	01/02/20	50,000
		TOTAL REPURCHASE AGREEMENT			602,576

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			1,244,078

		TOTAL SHORT-TERM INVESTMENTS			2,652,386
		(Cost $2,652,244)
		TOTAL INVESTMENTS - 101.0%			120,535,829
		(Cost $104,164,337)
		OTHER ASSETS & LIABILITIES, NET - (1.0)%			(1,200,914)
		NET ASSETS - 100.0%			$119,334,915

Abbreviation(s):
ADR	American Depositary Receipt
CVR	Contingent Value Right
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
INR	Indian Rupee
NVDR	Non Voting Depositary Receipt
OTC	Over The Counter
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
a	Affiliated holding
b	In bankruptcy
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,737,178,657.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/19, the aggregate value of these securities is $1,046,965,388 or 0.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
r	Agreement with Citigroup, 1.570% dated 12/31/2019 to be repurchased at $20,390,000 on 1/02/20, collateralized by U.S. Government Agency Securities valued at $20,798,000.
190

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

s	Agreement with Goldman Sachs, 1.520% dated 12/31/2019 to be repurchased at $85,000,000 on 1/07/20, collateralized by U.S. Government Agency Securities valued at $86,700,000.
t	Agreement with JP Morgan, 1.570% dated 12/31/2019 to be repurchased at $94,000,000 on 1/02/20, collateralized by U.S. Government Agency Securities valued at $95,880,000.
u	Agreement with Merrill Lynch, 1.550% dated 12/31/2019 to be repurchased at $12,186,000 on 1/02/20, collateralized by U.S. Government Agency Securities valued at $12,430,000.
v	Agreement with Merrill Lynch, 1.450% dated 12/31/2019 to be repurchased at $10,000,000 on 1/02/20, collateralized by U.S. Government Agency Securities valued at $10,200,000.
w	Agreement with Merrill Lynch, 1.400% dated 12/31/2019 to be repurchased at $20,000,000 on 1/02/20, collateralized by U.S. Government Agency Securities valued at $20,400,000.
x	Agreement with Merrill Lynch, 1.570% dated 12/31/2019 to be repurchased at $51,000,000 on 1/02/20, collateralized by U.S. Government Agency Securities valued at $52,020,000.
y	Agreement with Morgan Stanley, 1.570% dated 12/31/2019 to be repurchased at $45,000,000 on 1/02/20, collateralized by U.S. Government Agency Securities valued at $45,900,000.
z	Agreement with Nomura, 1.570% dated 12/31/2019 to be repurchased at $115,000,000 on 1/02/20, collateralized by U.S. Government Agency Securities valued at $117,300,000.
aa	Agreement with Royal Bank of Scotland, 1.550% dated 12/31/2019 to be repurchased at $100,000,000 on 1/02/20, collateralized by U.S. Government Agency Securities valued at $102,000,000.
ab	Agreement with Societe Generale, 1.560% dated 12/31/2019 to be repurchased at $50,000,000 on 1/02/20, collateralized by U.S. Government Agency Securities valued at $51,000,000.

Cost amounts are in thousands.

Written options outstanding as of December 31, 2019 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Amazon.com, Inc, Call	10	$(9)	$2,200.00	04/17/20	$(11)
Amazon.com, Inc, Call	10	(37)	2,100.00	06/19/20	(43)
Amazon.com, Inc, Put	10	(9)	1,360.00	04/17/20	(3)
Apple, Inc, Put	50	(17)	190.00	01/17/20	(0)^
Apple, Inc, Put	25	(3)	215.00	01/17/20	(0)^
Apple, Inc, Put	20	(2)	220.00	01/17/20	(0)^
Apple, Inc, Put	25	(7)	195.00	04/17/20	(1)
Apple, Inc, Put	25	(11)	195.00	06/19/20	(3)
AutoZone, Inc, Call	10	(27)	1,400.00	06/19/20	(17)
Booking Holdings, Inc, Call	10	(37)	2,200.00	06/19/20	(81)
Children’s Place, Inc, Put	50	(2)	45.00	01/17/20	(1)
S&P 500 Index, Put	50	(66)	2,500.00	03/20/20	(17)
S&P 500 Index, Put	20	(35)	2,400.00	06/19/20	(22)
Total	315	$(262)			$(199)
^	Amount represents less than $1,000.

Futures contracts outstanding as of December 31, 2019 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	333	03/20/20	$27,269	$27,815	$546
S&P 500 E Mini Index	2,243	03/20/20	353,143	362,368	9,225
S&P Mid-Cap 400 E Mini Index	213	03/20/20	43,029	43,980	951
Total	2,789		$423,441	$434,163	$10,722

191

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Forward foreign currency contracts outstanding as of December 31, 2019 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$1,839	GBP	1,500	Bank of America	01/22/20	$(148)
	$1,525	SEK	15,000	Bank of America	01/22/20	(78)
Total						$(226)
	$6,010	CAD	8,000	Morgan Stanley	01/22/20	$(152)
	$45,552	CAD	60,000	Morgan Stanley	03/12/20	(665)
	$27,687	GBP	21,000	Morgan Stanley	03/12/20	(185)
EUR	8,000		$8,841	Morgan Stanley	01/22/20	145
JPY	300,000		$2,826	Morgan Stanley	01/22/20	(62)
Total						$(919)
Total						$(1,145)

Abbreviation(s):
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
192

COLLEGE RETIREMENT EQUITIES FUND – Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)

December 31, 2019

	Value	% of total
Country	(000)	portfolio
DOMESTIC

UNITED STATES	$83,409,561	69.2%
TOTAL DOMESTIC	83,409,561	69.2
FOREIGN

ARGENTINA	14,843	0.0
AUSTRALIA	1,592,838	1.3
AUSTRIA	276,621	0.2
BAHAMAS	718	0.0
BELGIUM	210,885	0.2
BERMUDA	53,215	0.0
BRAZIL	918,965	0.8
CANADA	2,270,680	1.9
CAYMAN ISLANDS	538	0.0
CHILE	90,340	0.1
CHINA	3,137,416	2.6
COLOMBIA	35,968	0.0
COTE D’IVOIRE	1,655	0.0
CYPRUS	63	0.0
CZECH REPUBLIC	39,727	0.0
DENMARK	525,183	0.4
EGYPT	17,112	0.0
FAROE ISLANDS	1,980	0.0
FINLAND	194,258	0.2
FRANCE	2,649,831	2.2
GEORGIA	462	0.0
GERMANY	1,819,409	1.5
GHANA	7,714	0.0
GREECE	37,762	0.0
GUERNSEY, C.I.	888	0.0
HONG KONG	655,783	0.5
HUNGARY	32,916	0.0
INDIA	832,668	0.7
INDONESIA	181,132	0.2
IRELAND	454,095	0.4
ISRAEL	136,231	0.1
ITALY	686,214	0.6
JAPAN	6,009,474	5.0
JERSEY, C.I.	707	0.0
JORDAN	17,513	0.0
KAZAKHSTAN	16,711	0.0
KENYA	13,885	0.0
KOREA, REPUBLIC OF	1,174,464	1.0
LIECHTENSTEIN	1,174	0.0
LUXEMBOURG	32,396	0.0
MACAU	86,017	0.1
MACEDONIA	178	0.0
193

COLLEGE RETIREMENT EQUITIES FUND – Stock Account

	Value	% of total
Country	(000)	portfolio
MALAYSIA	$163,640	0.1%
MALTA	1,438	0.0
MEXICO	224,900	0.2
MONACO	15,271	0.0
MONGOLIA	668	0.0
MYANMAR	190	0.0
NETHERLANDS	1,477,424	1.2
NEW ZEALAND	69,985	0.1
NORWAY	194,534	0.2
PAKISTAN	9,690	0.0
PANAMA	7,977	0.0
PERU	29,706	0.0
PHILIPPINES	97,386	0.1
POLAND	70,305	0.1
PORTUGAL	42,155	0.0
PUERTO RICO	44,719	0.0
QATAR	72,927	0.1
ROMANIA	5,051	0.0
RUSSIA	341,305	0.3
SAUDI ARABIA	208,544	0.2
SINGAPORE	309,882	0.3
SLOVENIA	10,118	0.0
SOUTH AFRICA	476,193	0.4
SPAIN	487,071	0.4
SWEDEN	625,774	0.5
SWITZERLAND	2,046,346	1.7
TAIWAN	1,267,606	1.1
THAILAND	254,830	0.2
TURKEY	77,241	0.1
UKRAINE	338	0.0
UNITED ARAB EMIRATES	55,557	0.0
UNITED KINGDOM	4,181,412	3.5
VIETNAM	769	0.0
ZAMBIA	24,687	0.0
TOTAL FOREIGN	37,126,268	30.8

TOTAL PORTFOLIO	$120,535,829	100.0%

194

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2019

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
CORPORATE BONDS - 0.0%

INDIA - 0.0%
INR	198,660		Britannia Industries Ltd	8.000%	08/28/22	$3
			TOTAL INDIA			3

			TOTAL CORPORATE BONDS			3
			(Cost $3)

SHARES			COMPANY
COMMON STOCKS - 98.9%

ARGENTINA - 0.0%
	4,800		Banco Macro S.A. (ADR) (Class B)			174
	3,452	*	Globant S.A.			366
	10,800		Grupo Financiero Galicia S.A. (ADR) (Class B)			175
	304	*	MercadoLibre, Inc			174
	9,100	e	Telecom Argentina S.A. (ADR) (Class B)			103
	20,200		YPF S.A. (ADR) (Class D)			234
			TOTAL ARGENTINA			1,226

AUSTRALIA - 1.7%
	1,040,240	*	Afterpay Touch Group Ltd			21,411
	65,436		AGL Energy Ltd			942
	75,145		Alumina Ltd			121
	357,324		AMP Ltd			481
	131,878		APA Group			1,027
	17,886		Aristocrat Leisure Ltd			423
	63,410		AusNet Services			76
	812,700		Australia & New Zealand Banking Group Ltd			14,016
	37,139		Australian Stock Exchange Ltd			2,045
	681,005	*,†	AZ BGP Holdings			2
	14,976		Bendigo Bank Ltd			103
	3,515,635	e	BHP Billiton Ltd			96,266
	164,408		BHP Group plc			3,853
	15,999		BlueScope Steel Ltd			169
	37,366		Boral Ltd			118
	49,232		Brambles Ltd			405
	7,907		Caltex Australia Ltd			189
	77,319		Challenger Financial Services Group Ltd			440
	2,939		CIMIC Group Ltd			68
	15,768		Coca-Cola Amatil Ltd			122
195

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
23,716		Cochlear Ltd	$3,738
35,285		Coles Group Ltd	367
55,079		Commonwealth Bank of Australia	3,090
15,205		Computershare Ltd	179
11,599		Crown Resorts Ltd	98
104,790		CSL Ltd	20,317
86,318		Dexus Property Group	711
1,682	e	Flight Centre Travel Group Ltd	52
8,659,551		Fortescue Metals Group Ltd	65,279
130,180		GPT Group	513
18,399	e	Harvey Norman Holdings Ltd	53
859,900		IDP Education Ltd	10,365
51,977		Incitec Pivot Ltd	116
1,465,000		Ingenia Communities Group	5,099
276,807		Insurance Australia Group Ltd	1,487
17,559		Lend Lease Corp Ltd	217
167,167		Macquarie Goodman Group	1,571
21,902		Macquarie Group Ltd	2,121
3,924		Magellan Financial Group Ltd	157
85,475		Medibank Pvt Ltd	189
100,000	*	Megaport Ltd	753
267,358		Mirvac Group	598
89,713		National Australia Bank Ltd	1,552
23,905		Newcrest Mining Ltd	505
42,734		Oil Search Ltd	218
11,849		Orica Ltd	183
54,813		Origin Energy Ltd	325
4,170	e	Perpetual Trustees Australia Ltd	120
115,095		Qantas Airways Ltd	574
142,544		QBE Insurance Group Ltd	1,288
61,932		QR National Ltd	227
9,836		Ramsay Health Care Ltd	500
1,711		REA Group Ltd	124
31,555		Rio Tinto Ltd	2,232
960,438		Rio Tinto plc	56,853
55,111		Santos Ltd	317
4,018,919		Scentre Group	10,816
10,400		Seek Ltd	165
58,414		Sonic Healthcare Ltd	1,178
155,570		South32 Ltd	294
306,139		Stockland Trust Group	993
137,409		Suncorp-Metway Ltd	1,248
34,444		Sydney Airport	209
62,866		Tabcorp Holdings Ltd	200
493,373		Telstra Corp Ltd	1,226
11,572		TPG Telecom Ltd	54
195,093		Transurban Group	2,042
22,405	e	Treasury Wine Estates Ltd	255
204,079		Vicinity Centres	357
201,772	*	Virgin Australia Holdings Ltd	21
3,626		Washington H Soul Pattinson & Co Ltd	55
86,771		Wesfarmers Ltd	2,522
108,595		Westpac Banking Corp	1,854
4,186	e	Wisetech Global Ltd	69
196

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
67,652		Woodside Petroleum Ltd	$1,636
97,419		Woolworths Ltd	2,471
10,546	e	WorleyParsons Ltd	114
		TOTAL AUSTRALIA	352,144

AUSTRIA - 0.1%
2,316		Andritz AG.	99
140,897	g	BAWAG Group AG.	6,368
196,657		Erste Bank der Oesterreichischen Sparkassen AG.	7,387
7,765		Oest Elektrizitatswirts AG. (Class A)	390
4,689		OMV AG.	263
4,609		Raiffeisen International Bank Holding AG.	115
3,929		Voestalpine AG.	109
		TOTAL AUSTRIA	14,731

BELGIUM - 0.1%
5,696		Ageas	337
101,206		Anheuser-Busch InBev S.A.	8,289
2,899		Befimmo SCA Sicafi	176
41,700	*,g	Budweiser Brewing Co APAC Ltd	141
2,319		Cofinimmo	341
1,774		Colruyt S.A.	92
1,384	*	Galapagos NV	289
2,579		Groupe Bruxelles Lambert S.A.	272
7,967		KBC Groep NV	601
4,780		Proximus plc	137
2,368		Solvay S.A.	276
1,366		Telenet Group Holding NV	61
4,034		UCB S.A.	321
6,289	e	Umicore S.A.	306
1,197	*	Warehouses De Pauw SCA	218
		TOTAL BELGIUM	11,857

BERMUDA - 0.0%
300		RenaissanceRe Holdings Ltd	59
155,247	*	Third Point Reinsurance Ltd	1,633
		TOTAL BERMUDA	1,692

BRAZIL - 2.3%
470,100		AMBEV S.A.	2,188
283,186	*	Arco Platform Ltd	12,517
3,086,208		Arcos Dorados Holdings, Inc	24,998
39,100		Atacadao Distribuicao Comercio e Industria Ltd	228
5,935,700	*	B2W Companhia Global Do Varejo	93,270
203,700		B3 S.A.-Brasil Bolsa Balcao	2,188
116,620		Banco Bradesco S.A.	993
399,420		Banco Bradesco S.A. (Preference)	3,610
23,000		Banco BTG Pactual S.A.	437
6,232,732		Banco do Brasil S.A.	82,263
961,900		Banco Inter SA	11,177
1,010,319		Banco Itau Holding Financeira S.A.	9,358
40,500		Banco Santander Brasil S.A.	501
67,500		BB Seguridade Participacoes S.A.	635
197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
75,800		BR Malls Participacoes S.A.	$342
22,100		Braskem S.A.	165
58,300	*	BRF S.A.	512
26,400		Centrais Eletricas Brasileiras S.A.	249
23,300		Centrais Eletricas Brasileiras S.A. (Preference)	222
2,125,600		Cia Brasileira de Distribuicao Grupo Pao de Acucar	46,441
1,041,439	e	Cia Brasileira de Distribuicao Grupo Pao de Acucar (ADR)	22,776
119,900		Cia de Concessoes Rodoviarias	568
33,700		Cia de Saneamento Basico do Estado de Sao Paulo	509
94,400		Cia Energetica de Minas Gerais	325
58,300		Cia Siderurgica Nacional S.A.	206
132,800		Cielo S.A.	277
149,400		Cogna Educacao	427
247,525	*	Companhia Vale do Rio Doce (ADR)	3,267
15,300		Cosan SA Industria e Comercio	266
70,700		Empresa Brasileira de Aeronautica S.A.	348
17,200		Energisa S.A.	230
21,550		Engie Brasil Energia S.A.	273
84,500		Equatorial Energia S.A.	481
688,100	e	Gerdau S.A. (ADR)	3,372
113,700		Gerdau S.A. (Preference)	568
22,000	g	Hapvida Participacoes e Investimentos S.A.	350
39,200		Hypermarcas S.A.	349
901,440		Investimentos Itau S.A. - PR	3,169
69,000		IRB Brasil Resseguros S	670
108,700		JBS S.A.	700
73,200		Klabin S.A.	336
1,261,890		Localiza Rent A Car	14,941
6,531,694		Lojas Americanas S.A. (Preference)	42,301
77,480		Lojas Renner S.A.	1,087
1,578,600		Magazine Luiza S.A.	18,832
28,900		Multiplan Empreendimentos Imobiliarios S.A.	239
39,300		Natura & Co Holding S.A.	379
48,200		Notre Dame Intermedica Participacoes S.A.	820
551,328	*	Pagseguro Digital Ltd	18,833
70,000		Petrobras Distribuidora S.A.	525
634,700		Petroleo Brasileiro S.A.	5,084
859,400		Petroleo Brasileiro S.A. (Preference)	6,491
9,600		Porto Seguro S.A.	150
23,100		Raia Drogasil S.A.	643
107,400	*	Rumo S.A.	699
485,341	*	StoneCo Ltd	19,360
28,300		Sul America S.A.	422
55,080		Suzano Papel e Celulose S.A.	545
45,400		Telefonica Brasil S.A.	656
85,100		Tim Participacoes S.A.	333
75,800		Ultrapar Participacoes S.A.	483
738,916	e	Ultrapar Participacoes S.A. (ADR)	4,626
819,600	*	Vale S.A.	10,905
83,260		Weg S.A.	720
183,900	*	XP, Inc	7,084
		TOTAL BRAZIL	487,919
198

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
CANADA - 2.0%
26,854		Agnico-Eagle Mines Ltd	$1,654
4,112	*	Air Canada	154
16,479	e	Algonquin Power & Utilities Corp	233
1,196,453		Alimentation Couche Tard, Inc	37,970
8,469	e	AltaGas Ltd	129
2,364		Atco Ltd	91
21,627	*,e	Aurora Cannabis, Inc	46
264,207		Bank of Montreal	20,477
132,333		Bank of Nova Scotia	7,475
426,728		Barrick Gold Corp (Canada)	7,926
4,846		BCE, Inc	224
16,386	*	Blackberry Ltd (New)	105
11,596		Boardwalk REIT	410
66,036	*	Bombardier, Inc	98
88,988		Brookfield Asset Management, Inc	5,142
8,441		CAE, Inc	223
12,558		Cameco Corp (Toronto)	112
7,362		Canadian Apartment Properties REIT	301
71,148		Canadian Imperial Bank of Commerce	5,921
62,536		Canadian National Railway Co	5,657
126,342		Canadian Natural Resources Ltd (Canada)	4,086
235,151	e	Canadian Pacific Railway Ltd (Toronto)	59,945
1,845		Canadian Tire Corp Ltd	199
4,040	e	Canadian Utilities Ltd	122
6,492	*,e	Canopy Growth Corp (Toronto)	137
4,751	e	CCL Industries	202
917,044		Cenovus Energy, Inc (Toronto)	9,322
184,406	*	CGI, Inc	15,432
7,414	e	CI Financial Corp	124
638		Constellation Software, Inc	620
5,620	*,e	Cronos Group, Inc	43
296,009	*	Descartes Systems Group, Inc	12,651
638,418		Dollarama, Inc	21,942
7,566	e	Emera, Inc	325
5,316		Empire Co Ltd	125
231,391		Enbridge, Inc (Toronto)	9,200
39,501	e	EnCana Corp	185
3,800		Fairfax Financial Holdings Ltd	1,784
10,431		First Capital Real Estate Investment Trust	166
24,149		Fortis, Inc	1,002
5,937		Franco-Nevada Corp	613
2,436		George Weston Ltd	193
6,451		Gildan Activewear, Inc	191
8,828		Great-West Lifeco, Inc	226
22,171		H&R Real Estate Investment Trust	360
11,181		Husky Energy, Inc	90
10,401	e,g	Hydro One Ltd	201
3,371		iA Financial Corp, Inc	185
2,851	e	IGM Financial, Inc	82
8,466		Imperial Oil Ltd	224
60,163		Intact Financial Corp	6,506
13,118		Inter Pipeline Ltd	228
6,793		Keyera Corp	178
82,500	*	Kinaxis, Inc	6,355
199

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
38,713	*	Kinross Gold Corp	$184
6,329		Kirkland Lake Gold Ltd	279
461,800	*	Lightspeed POS, Inc	12,827
5,803		Loblaw Cos Ltd	299
9,394		Magna International, Inc	515
469,428		Manulife Financial Corp (Toronto)	9,529
2,181		Methanex Corp	84
8,068		Metro, Inc	333
10,625		National Bank of Canada	590
431,725		Nutrien Ltd (Toronto)	20,669
2,799		Onex Corp	177
23,259		Open Text Corp	1,025
4,659		Parkland Fuel Corp	171
17,191	e	Pembina Pipeline Income Fund	637
37,741		Power Corp Of Canada	972
29,438	e	Power Financial Corp	792
6,546	e	PrairieSky Royalty Ltd	77
5,909		Quebecor, Inc	151
64,471	e	Restaurant Brands International, Inc	4,111
8,426		Restaurant Brands International, Inc (Toronto)	537
51,111		RioCan Real Estate Investment Trust	1,053
11,430		Rogers Communications, Inc (Class B)	568
291,970		Royal Bank of Canada	23,103
7,442		Saputo, Inc	230
14,824		Shaw Communications, Inc (B Shares)	301
67,281	*	Shopify, Inc (Class A) (Toronto)	26,751
13,884		Smart Real Estate Investment Trust	334
365,626	*,g	Spin Master Corp	11,133
7,131	*	Stars Group, Inc	186
82,567		Sun Life Financial, Inc	3,765
840,971		Suncor Energy, Inc	27,563
103,924		TC Energy Corp	5,535
42,234		Teck Cominco Ltd	732
6,296		TELUS Corp	244
6,354	e	Thomson Reuters Corp	455
381,930		Toronto-Dominion Bank	21,421
7,434	e	West Fraser Timber Co Ltd	328
14,120		Wheaton Precious Metals Corp	420
3,341	e	WSP Global, Inc	228
		TOTAL CANADA	425,901

CHILE - 0.0%
281,344		Aguas Andinas S.A.	119
12,485		Antofagasta plc	151
4,458,168		Banco de Chile	473
4,499		Banco de Credito e Inversiones	204
13,075,396		Banco Santander Chile S.A.	748
151,667		Centros Comerciales Sudamericanos S.A.	200
15,257		Cia Cervecerias Unidas S.A.	150
807,873		Colbun S.A.	129
11,808,976		Corpbanca S.A.	68
38,370		Embotelladora Andina S.A.	111
15,178	*	Empresa Nacional de Telecomunicaciones S.A.	108
244,485		Empresas CMPC S.A.	599
200

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
89,484		Empresas COPEC S.A.	$804
2,933,487		Enersis Chile S.A.	275
10,151,717		Enersis S.A.	2,255
30,008		Lan Airlines S.A.	301
20,622		Lundin Mining Corp	123
160,891		SACI Falabella	693
22,453		Sociedad Quimica y Minera de Chile S.A. (Class B)	601
		TOTAL CHILE	8,112

CHINA - 4.4%
7,000		360 Security Technology, Inc	24
144,500	*,g	3SBio, Inc	187
2,800	*	51job, Inc (ADR)	238
9,600	*,e	58.COM, Inc (ADR)	621
75,500	e	AAC Technologies Holdings, Inc	659
14,800		AECC Aviation Power Co Ltd	46
140,000		Agile Property Holdings Ltd	210
5,942,000		Agricultural Bank of China Ltd	2,615
474,700		Agricultural Bank of China Ltd (Class A)	252
20,090		Aier Eye Hospital Group Co Ltd	114
17,000		Air China Ltd	24
172,000		Air China Ltd (H shares)	174
10,100		Aisino Corp	34
1,060,372	*	Alibaba Group Holding Ltd (ADR)	224,905
366,000	*	Alibaba Health Information Technology Ltd	423
40,250	g	A-Living Services Co Ltd	139
470,000	*	Aluminum Corp of China Ltd	161
79,400	*	Aluminum Corp of China Ltd (Class A)	40
11,830		Angang Steel Co Ltd	6
5,200		Angel Yeast Co Ltd	23
126,000		Anhui Conch Cement Co Ltd	918
25,500		Anhui Conch Cement Co Ltd (Class A)	201
2,300		Anhui Gujing Distillery Co Ltd	45
716,174		Anhui Kouzi Distillery Co Ltd	5,653
107,000		Anta Sports Products Ltd	958
35,800	*	Anxin Trust Co Ltd	23
1,600		Asymchem Laboratories Tianjin Co Ltd	30
1,800		Autobio Diagnostics Co Ltd	25
11,100	*,e	Autohome, Inc (ADR)	888
12,700		AVIC Aircraft Co Ltd	30
28,700		Avic Capital Co Ltd	20
21,400		AVIC Electromechanical Systems Co Ltd	21
5,500		AVIC Jonhon Optronic Technology Co Ltd	31
3,900	*	AVIC Shenyang Aircraft Co Ltd	18
291,000		AviChina Industry & Technology Co	131
3,300		AVICOPTER plc	23
169,000	g	BAIC Motor Corp Ltd	96
71,600	*	Baidu, Inc (ADR)	9,050
139,700		Bank of Beijing Co Ltd	114
16,300		Bank of Chengdu Co Ltd	21
210,200		Bank of China Ltd	111
16,673,000		Bank of China Ltd (Hong Kong)	7,127
262,100		Bank of Communications Co Ltd	212
892,000		Bank of Communications Co Ltd (Hong Kong)	634
201

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
13,600		Bank of Guiyang Co Ltd	$19
16,700		Bank of Hangzhou Co Ltd	22
65,100		Bank of Jiangsu Co Ltd	68
53,000		Bank of Nanjing Co Ltd	67
34,500		Bank of Ningbo Co Ltd	140
84,722		Bank of Shanghai Co Ltd	116
126,900		Baoshan Iron & Steel Co Ltd	105
4,188	*,e	Baozun, Inc (ADR)	139
12,500		BBMG Corp	7
207,000		BBMG Corp (Class H)	64
1,200	*,e	BeiGene Ltd (ADR)	199
180,000		Beijing Capital International Airport Co Ltd	174
22,500		Beijing Dabeinong Technology Group Co Ltd	16
15,600		Beijing Enlight Media Co Ltd	26
55,000		Beijing Enterprises Holdings Ltd	252
524,000	e	Beijing Enterprises Water Group Ltd	265
11,400		Beijing New Building Materials plc	42
8,700		Beijing Oriental Yuhong Waterproof Technology Co Ltd	33
20,800		Beijing Originwater Technology Co Ltd	23
19,000		Beijing Sanju Environmental Protection and New Material Co Ltd	17
3,900		Beijing Shiji Information Technology Co Ltd	22
4,800		Beijing Shunxin Agriculture Co Ltd	36
8,600		Beijing Sinnet Technology Co Ltd	25
40,800		Beijing SL Pharmaceutical Co Ltd	77
13,700		Beijing Tiantan Biological Products Corp Ltd	55
10,900		Beijing Tongrentang Co Ltd	44
20,100		Beijing Yanjing Brewery Co Ltd	19
20,800	*,e	BEST, Inc (ADR)	116
3,200		Betta Pharmaceuticals Co Ltd	30
6,700		BGI Genomics Co Ltd	66
216,400		BOE Technology Group Co Ltd	141
332,000	e	Bosideng International Holdings Ltd	120
302,000		Brilliance China Automotive Holdings Ltd	313
7,600		BTG Hotels Group Co Ltd	23
12,000		BYD Co Ltd	82
69,000	e	BYD Co Ltd (H shares)	344
74,000	e	BYD Electronic International Co Ltd	142
12,100		By-health Co Ltd	28
24,100		Caitong Securities Co Ltd	39
8,300		Centre Testing International Group Co Ltd	18
1,214,000	g	CGN Power Co Ltd	324
1,100		Changchun High & New Technology Industry Group, Inc	71
16,600		Changjiang Securities Co Ltd	17
141,600		Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	119
6,100		Chaozhou Three-Circle Group Co Ltd	20
4,700		Chengdu Kanghong Pharmaceutical Group Co Ltd	25
261,000		China Agri-Industries Holdings Ltd	138
9,579,000	*,†,e	China Animal Healthcare Ltd	12
118,000		China Aoyuan Group Ltd	193
998,000		China Cinda Asset Management Co Ltd	227
927,000		China Citic Bank	556
20,000		China CITIC Bank Corp Ltd	18
202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
214,000		China Coal Energy Co	$85
10,400		China Communications Construction Co Ltd	14
469,000		China Communications Construction Co Ltd (Hong Kong)	382
266,000		China Communications Services Corp Ltd	194
163,000	e	China Conch Venture Holdings Ltd	711
79,900		China Construction Bank Corp	83
22,973,000		China Construction Bank Corp (Hong Kong)	19,919
268,000	*	China COSCO Holdings Co Ltd	109
43,500	*,e,g	China East Education Holdings Ltd	91
42,500	*	China Eastern Airlines Corp Ltd	36
148,000	*	China Eastern Airlines Corp Ltd (H Shares)	82
70,000	e	China Education Group Holdings Ltd	92
253,800		China Everbright Bank Co Ltd	161
312,000		China Everbright Bank Co Ltd (Hong Kong)	145
10,457,392		China Everbright International Ltd	8,386
108,000		China Everbright Ltd	202
190,000	*,e	China Evergrande Group	527
9,500		China Film Co Ltd	21
18,041		China Fortune Land Development Co Ltd	74
392,000		China Galaxy Securities Co Ltd	231
185,400		China Gas Holdings Ltd	694
25,300		China Gezhouba Group Co Ltd	24
40,343		China Grand Automotive Services Co Ltd	19
16,600		China Greatwall Technology Group Co Ltd	37
197,500		China Hongqiao Group Ltd	119
1,168,000	g	China Huarong Asset Management Co Ltd	184
162,400		China Insurance International Holdings Co Ltd	403
138,000	e,g	China International Capital Corp Ltd	266
11,700		China International Travel Service Corp Ltd	150
26,500		China Jushi Co Ltd	42
108,000		China Lesso Group Holdings Ltd	139
1,571,000		China Life Insurance Co Ltd	4,370
13,600		China Life Insurance Co Ltd (Class A)	68
30,200	*,e,g	China Literature Ltd	126
347,000		China Longyuan Power Group Corp	219
142,000		China Medical System Holdings Ltd	204
281,000	e	China Mengniu Dairy Co Ltd	1,137
396,500		China Merchants Bank Co Ltd	2,038
129,000		China Merchants Bank Co Ltd (Class A)	697
43,500		China Merchants Energy Shipping Co Ltd	52
153,426		China Merchants Holdings International Co Ltd	260
35,000		China Merchants Securities Co Ltd	92
49,600		China Merchants Shekou Industrial Zone Holdings Co Ltd	142
234,400		China Minsheng Banking Corp Ltd	212
760,300		China Minsheng Banking Corp Ltd (Hong Kong)	575
1,604,000		China Mobile Hong Kong Ltd	13,554
441,000	e	China Molybdenum Co Ltd	189
113,600		China Molybdenum Co Ltd (Class A)	71
2,800		China National Accord Medicines Corp Ltd	18
398,000		China National Building Material Co Ltd	444
19,500		China National Chemical Engineering Co Ltd	18
4,600		China National Medicines Corp Ltd	18
67,600		China National Nuclear Power Co Ltd	49
2,800		China National Software & Service Co Ltd	29
203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
17,000		China Northern Rare Earth Group High-Tech Co Ltd	$26
184,000		China Oilfield Services Ltd	289
3,553,435		China Overseas Land & Investment Ltd	13,839
40,100		China Pacific Insurance Group Co Ltd	218
565,600		China Pacific Insurance Group Co Ltd (Hong Kong)	2,228
570,000		China Power International Development Ltd	122
205,500		China Railway Construction Corp	225
62,813		China Railway Construction Corp Ltd	91
123,900		China Railway Group Ltd	106
421,000		China Railway Group Ltd (Hong Kong)	260
166,000	g	China Railway Signal & Communication Corp Ltd	93
600,000		China Reinsurance Group Corp	99
148,000		China Resources Beer Holdings Company Ltd	819
11,100		China Resources Double Crane Pharmaceutical Co Ltd	21
94,000		China Resources Gas Group Ltd	516
275,836		China Resources Land Ltd	1,372
176,000	g	China Resources Pharmaceutical Group Ltd	163
220,000		China Resources Power Holdings Co	309
8,400		China Resources Sanjiu Medical & Pharmaceutical Co Ltd	38
33,900		China Shenhua Energy Co Ltd	89
772,500		China Shenhua Energy Co Ltd (Hong Kong)	1,615
136,900		China Shipbuilding Industry Co Ltd	103
148,000		China Shipping Development Co Ltd	70
9,900		China South Publishing & Media Group Co Ltd	17
164,000		China Southern Airlines Co Ltd	110
46,300		China Southern Airlines Co Ltd (Class A)	48
6,700		China Spacesat Co Ltd	21
264,720		China State Construction Engineering Corp Ltd	214
214,000	e	China State Construction International Holdings Ltd	194
1,426,000		China Telecom Corp Ltd	587
206,526,000	g	China Tower Corp Ltd	45,628
7,400		China TransInfo Technology Co Ltd	19
634,000		China Unicom Ltd	597
208,900		China United Network Communications Ltd	177
157,200		China Vanke Co Ltd	671
62,500		China Vanke Co Ltd (Class A)	289
141,400		China Yangtze Power Co Ltd	373
157,200	e	China Zhongwang Holdings Ltd	63
2,900		Chongqing Brewery Co Ltd	22
15,600		Chongqing Changan Automobile Co Ltd	22
6,200		Chongqing Fuling Zhacai Group Co Ltd	24
289,000		Chongqing Rural Commercial Bank	148
12,500		Chongqing Zhifei Biological Products Co Ltd	89
278,535		CIFI Holdings Group Co Ltd	235
590,000		Citic Pacific Ltd	787
16,454,500		CITIC Securities Co Ltd	37,540
64,000		CITIC Securities Co Ltd (Class A)	233
4,756,000	e	CNOOC Ltd	7,908
13,800		Contemporary Amperex Technology Co Ltd	211
182,445		COSCO Pacific Ltd	149
30,700		COSCO SHIPPING Energy Transportation Co Ltd	28
34,100	*	COSCO SHIPPING Holdings Co Ltd	26
750,000		Country Garden Holdings Co Ltd	1,200
120,000	e	Country Garden Services Holdings Co Ltd	404
204

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
491,000		CRRC Corp Ltd	$358
156,100		CRRC Corp Ltd (Class A)	160
17,300		CSC Financial Co Ltd	76
468,000		CSPC Pharmaceutical Group Ltd	1,117
207,500	g	Dali Foods Group Co Ltd	154
106,800		Daqin Railway Co Ltd	126
396,000		Datang International Power Generation Co Ltd	76
5,100		Dawning Information Industry Co Ltd	25
19,100		DHC Software Co Ltd	28
5,900		Dong-E-E-Jiao Co Ltd	30
11,700		Dongfang Electric Corp Ltd	15
286,000		Dongfeng Motor Group Co Ltd	269
11,400		Dongxing Securities Co Ltd	22
42,400		East Money Information Co Ltd	96
81,300		ENN Energy Holdings Ltd	888
5,500	*	Eve Energy Co Ltd	40
17,200		Everbright Securities Co Ltd	32
15,017	*	Fangda Carbon New Material Co Ltd	26
227,000		Far East Horizon Ltd	213
5,900		Fiberhome Telecommunication Technologies Co Ltd	23
20,700		First Capital Securities Co Ltd	25
81,300		Focus Media Information Technology Co Ltd	73
14,000		Foshan Haitian Flavouring & Food Co Ltd	216
269,500		Fosun International	393
46,100		Founder Securities Co Ltd	57
14,800		Foxconn Industrial Internet Co Ltd	39
536,000		Franshion Properties China Ltd	417
5,700		Fujian Sunner Development Co Ltd	20
178,000	e	Future Land Development Holdings Ltd	217
11,500		Future Land Holdings Co Ltd	64
13,800		Fuyao Glass Industry Group Co Ltd	48
56,000	g	Fuyao Glass Industry Group Co Ltd (Hong Kong)	171
300		G-bits Network Technology Xiamen Co Ltd	13
30,600	*	GCL System Integration Technology Co Ltd	26
157,200		GD Power Development Co Ltd	53
583,100	*	GDS Holdings Ltd (ADR)	30,076
1,035,000		Geely Automobile Holdings Ltd	2,026
27,900		Gemdale Corp	58
102,000	*,e	Genscript Biotech Corp	232
151,400		GF Securities Co Ltd	184
31,300		GF Securities Co Ltd (Class A)	68
5,700		Giant Network Group Co Ltd	15
1,900		Gigadevice Semiconductor Beijing, Inc	56
6,600		Glodon Co Ltd	32
13,400		GoerTek, Inc	38
1,081,000	*,e	GOME Electrical Appliances Holdings Ltd	100
327,500	e	Great Wall Motor Co Ltd	242
19,400		Gree Electric Appliances, Inc of Zhuhai	183
29,400		Greenland Holdings Corp Ltd	29
118,000		Greentown Service Group Co Ltd	129
8,300		Guangdong Haid Group Co Ltd	43
16,700		Guangdong HEC Technology Holding Co Ltd	25
304,000		Guangdong Investments Ltd	636
33,800	*	Guangdong LY Intelligent Manufacturing Co Ltd	53
205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
122,700		Guanghui Energy Co Ltd	$58
60,200		Guangshen Railway Co Ltd	26
11,700		Guangzhou Automobile Group Co Ltd	20
302,000	e	Guangzhou Automobile Group Co Ltd (Hong Kong)	376
14,100		Guangzhou Baiyun International Airport Co Ltd	35
10,200		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	52
10,900		Guangzhou Haige Communications Group, Inc Co	17
3,000		Guangzhou Kingmed Diagnostics Group Co Ltd	22
105,200	e	Guangzhou R&F Properties Co Ltd	194
22,000		Guosen Securities Co Ltd	40
50,100		Guotai Junan Securities Co Ltd	133
94,000	g	Guotai Junan Securities Co Ltd (Hong Kong)	167
14,400		Guoyuan Securities Co Ltd	19
38,000	e,g	Haidilao International Holding Ltd	153
64,000		Haitian International Holdings Ltd	155
10,882,692		Haitong Securities Co Ltd	12,856
52,000		Haitong Securities Co Ltd (Class A)	116
58,400		Hangzhou Hikvision Digital Technology Co Ltd	275
4,230		Hangzhou Robam Appliances Co Ltd	21
7,800		Hangzhou Silan Microelectronics Co Ltd	17
3,300		Hangzhou Tigermed Consulting Co Ltd	30
48,000	*,g	Hansoh Pharmaceutical Group Co Ltd	160
2,800		Hefei Meiya Optoelectronic Technology, Inc	16
17,800		Henan Shuanghui Investment & Development Co Ltd	74
1,435,000	e	Hengan International Group Co Ltd	10,222
32,880		Hengli Petrochemical Co Ltd	76
12,300		Hengtong Optic-electric Co Ltd	29
12,800		Hengyi Petrochemical Co Ltd	26
16,900		Hesteel Co Ltd	6
3,200		Hithink RoyalFlush Information Network Co Ltd	50
13,500		HLA Corp Ltd	15
4,100		Hongfa Technology Co Ltd	20
4,760		Hopewell Highway Infrastructure Ltd	2
50,000	e,g	Hua Hong Semiconductor Ltd	114
230,000		Huadian Power International Corp Ltd	87
38,700		Huadian Power International Corp Ltd (Class A)	20
12,340		Huadong Medicine Co Ltd	43
15,500		Hualan Biological Engineering, Inc	78
26,300		Huaneng Power International, Inc	21
434,000		Huaneng Power International, Inc (Hong Kong)	219
498,000		Huaneng Renewables Corp Ltd	194
173,600	e,g	Huatai Securities Co Ltd	307
49,400		Huatai Securities Co Ltd (Class A)	144
13,600		Huaxi Securities Co Ltd	22
47,300		Huaxia Bank Co Ltd	52
8,100		Huaxin Cement Co Ltd	31
14,600		Huayu Automotive Systems Co Ltd	55
13,600		Huazhu Group Ltd (ADR)	545
22,000		Hubei Biocause Pharmaceutical Co Ltd	22
7,200		Hubei Jumpcan Pharmaceutical Co Ltd	25
4,710		Hundsun Technologies, Inc	53
7,100	*	Hutchison China MediTech Ltd (ADR)	178
15,000		Iflytek Co Ltd	74
333,900		Industrial & Commercial Bank of China Ltd	282
206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
12,347,000		Industrial & Commercial Bank of China Ltd (Hong Kong)	$9,526
129,100		Industrial Bank Co Ltd	367
37,100		Industrial Securities Co Ltd	38
210,600		Inner Mongolia BaoTou Steel Union Co Ltd	40
39,600	*	Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd	18
40,200		Inner Mongolia Yili Industrial Group Co Ltd	179
130,700		Inner Mongolia Yitai Coal Co	106
86,500	*,g	Innovent Biologics, Inc	295
7,200		Inspur Electronic Information Industry Co Ltd	31
13,800	*,e	IQIYI, Inc (ADR)	291
2,400		Jafron Biomedical Co Ltd	25
177,800	*	JD.com, Inc (ADR)	6,264
15,900		Jiangsu Changshu Rural Commercial Bank Co Ltd	21
130,000		Jiangsu Express	178
4,400		Jiangsu Hengli Hydraulic Co Ltd	31
28,060		Jiangsu Hengrui Medicine Co Ltd	353
7,300		Jiangsu King’s Luck Brewery JSC Ltd	34
10,100		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	161
2,000		Jiangsu Yangnong Chemical Co Ltd	20
7,500		Jiangsu Yuyue Medical Equipment & Supply Co Ltd	22
20,900		Jiangsu Zhongnan Construction Group Co Ltd	32
14,500		Jiangsu Zhongtian Technology Co Ltd	17
139,000		Jiangxi Copper Co Ltd	191
5,558		Jiangxi Copper Co Ltd (Class A)	14
3,700		Jiangxi Ganfeng Lithium Co Ltd	19
14,700		Jiangxi Zhengbang Technology Co Ltd	34
9,100		Jilin Aodong Pharmaceutical Group Co Ltd	22
20,100		Jinke Properties Group Co Ltd	22
16,000		Jinyu Bio-Technology Co Ltd	43
13,800		Joincare Pharmaceutical Group Industry Co Ltd	20
14,400		Jointown Pharmaceutical Group Co Ltd	29
5,000		Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd	28
5,800	*	JOYY, Inc (ADR)	306
3,100		Juewei Food Co Ltd	21
274,000		Kaisa Group Holdings Ltd	131
68,000		Kingboard Chemical Holdings Ltd	216
233,000	e	Kingdee International Software Group Co Ltd	233
84,000	*,e	Kingsoft Corp Ltd	218
7,700		Kweichow Moutai Co Ltd	1,310
129,564		KWG Property Holding Ltd	182
1,500		Laobaixing Pharmacy Chain JSC	14
150,000	e	Lee & Man Paper Manufacturing Ltd	114
40,900	e,g	Legend Holdings Corp	93
726,000		Lenovo Group Ltd	488
14,000		Lens Technology Co Ltd	28
12,400		Lepu Medical Technology Beijing Co Ltd	59
194,500		Li Ning Co Ltd	583
25,600	*	Liaoning Cheng Da Co Ltd	56
6,500		Livzon Pharmaceutical Group, Inc	31
138,000		Logan Property Holdings Co Ltd	232
12,900		Lomon Billions Group Co Ltd	29
174,500	g	Longfor Properties Co Ltd	817
21,560		LONGi Green Energy Technology Co Ltd	77
207

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
13,100		Luxi Chemical Group Co Ltd	$20
31,501		Luxshare Precision Industry Co Ltd	166
139,500	e,g	Luye Pharma Group Ltd	105
9,300		Luzhou Laojiao Co Ltd	116
66,000	e	Maanshan Iron & Steel Co Ltd	27
9,712		Maanshan Iron & Steel Co Ltd (Class A)	4
8,490	*	Mango Excellent Media Co Ltd	43
26,800		Meinian Onehealth Healthcare Holdings Co Ltd	57
101,000	*	Meituan Dianping (Class B)	1,320
61,200		Metallurgical Corp of China Ltd	25
350,000		Metallurgical Corp of China Ltd (Hong Kong)	79
22,500		Midea Group Co Ltd	189
26,400		Momo, Inc (ADR)	884
10,500		Muyuan Foodstuff Co Ltd	134
13,000	*	NanJi E-Commerce Co Ltd	20
3,500		Nanjing King-Friend Biochemical Pharmaceutical Co Ltd	21
19,400		Nanjing Securities Co Ltd	36
27,500		NARI Technology Co Ltd	84
2,600		NAURA Technology Group Co Ltd	33
12,400		NavInfo Co Ltd	29
15,100		Netease.com (ADR)	4,630
13,400		New China Life Insurance Co Ltd	95
89,800		New China Life insurance Co Ltd (Hong Kong)	386
25,700		New Hope Liuhe Co Ltd	74
28,400	*	New Oriental Education & Technology Group (ADR)	3,443
5,200		Ninestar Corp	25
51,000		Ningbo Zhoushan Port Co Ltd	28
74,700	*,e	NIO, Inc (ADR)	300
3,800	*,e	Noah Holdings Ltd (ADR)	134
44,900		Offshore Oil Engineering Co Ltd	48
16,400	*	O-film Tech Co Ltd	37
1,400		Oppein Home Group, Inc	24
23,200		Orient Securities Co Ltd	36
2,000		Ovctek China, Inc	14
42,200	*	Pacific Securities Co Ltd	23
40,800	*	Pangang Group Vanadium Titanium & Resources Co Ltd	17
872,000		People’s Insurance Co Group of China Ltd	363
7,200		Perfect World Co Ltd	46
696,000		PICC Property & Casualty Co Ltd	839
19,502	*	Pinduoduo, Inc (ADR)	738
106,900		Ping An Bank Co Ltd	253
33,900	*,e,g	Ping An Healthcare and Technology Co Ltd	247
6,690,203	e	Ping An Insurance Group Co of China Ltd	79,168
66,900		Ping An Insurance Group Co of China Ltd (Class A)	822
74,800		Poly Real Estate Group Co Ltd	174
829,000	g	Postal Savings Bank of China Co Ltd	564
69,100		Power Construction Corp of China Ltd	43
41,300		Qingdao Haier Co Ltd	116
15,600	*,e	Qudian, Inc (ADR)	73
21,100		RiseSun Real Estate Development Co Ltd	30
14,800		Rongsheng Petro Chemical Co Ltd	26
49,200		SAIC Motor Corp Ltd	169
21,500		Sanan Optoelectronics Co Ltd	57
2,000		Sangfor Technologies, Inc	33
208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
14,800		Sansteel Minguang Co Ltd	$20
50,600		Sany Heavy Industry Co Ltd	124
12,500		SDIC Capital Co Ltd	27
46,200		SDIC Power Holdings Co Ltd	61
307,000	*,e	Semiconductor Manufacturing International Corp	470
10,200		SF Holding Co Ltd	55
59,800		Shaanxi Coal Industry Co Ltd	77
7,670		Shandong Buchang Pharmaceuticals Co Ltd	23
16,800		Shandong Gold Mining Co Ltd	78
9,800		Shandong Hualu Hengsheng Chemical Co Ltd	28
82,000		Shandong Nanshan Aluminum Co Ltd	26
13,300		Shandong Sun Paper Industry JSC Ltd	19
220,000		Shandong Weigao Group Medical Polymer Co Ltd	264
145,200	*	Shandong Xinchao Energy Corp Ltd	44
4,600		Shanghai Baosight Software Co Ltd	22
34,000		Shanghai Construction Group Co Ltd	17
26,600		Shanghai Electric Group Co Ltd	19
298,000		Shanghai Electric Group Co Ltd (Hong Kong)	98
14,900		Shanghai Electric Power Co Ltd	17
13,800		Shanghai Fosun Pharmaceutical Group Co Ltd	53
62,500	e	Shanghai Fosun Pharmaceutical Group Co Ltd (Hong Kong)	189
53,000		Shanghai Industrial Holdings Ltd	102
6,800		Shanghai International Airport Co Ltd	77
57,500		Shanghai International Port Group Co Ltd	48
4,500		Shanghai Jinjiang International Hotels Development Co Ltd	19
114,969		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	111
4,700		Shanghai M&G Stationery, Inc	33
13,500		Shanghai Oriental Pearl Group Co Ltd	18
13,300		Shanghai Pharmaceuticals Holding Co Ltd	35
103,900		Shanghai Pharmaceuticals Holding Co Ltd (Hong Kong)	202
179,300		Shanghai Pudong Development Bank Co Ltd	319
14,100		Shanghai Yuyuan Tourist Mart Group Co Ltd	16
8,100		Shanghai Zhangjiang High-Tech Park Development Co Ltd	18
18,279		Shanxi Lu’an Environmental Energy Development Co Ltd	19
28,000	*	Shanxi Meijin Energy Co Ltd	38
5,000		Shanxi Xinghuacun Fen Wine Factory Co Ltd	64
39,300		Shanxi Xishan Coal & Electricity Power Co Ltd	35
24,800		Shenergy Co Ltd	21
12,400		Shengyi Technology Co Ltd	37
1,900		Shennan Circuits Co Ltd	39
126,800		Shenwan Hongyuan Group Co Ltd	93
16,200		Shenzhen Airport Co Ltd	23
62,000		Shenzhen Expressway Co Ltd	89
2,000		Shenzhen Goodix Technology Co Ltd	59
8,400		Shenzhen Hepalink Pharmaceutical Group Co Ltd	24
9,800		Shenzhen Inovance Technology Co Ltd	43
103,985		Shenzhen International Holdings Ltd	228
304,776		Shenzhen Investment Ltd	122
6,300		Shenzhen Kangtai Biological Products Co Ltd	79
2,700		Shenzhen Mindray Bio-Medical Electronics Co Ltd	71
33,300		Shenzhen Overseas Chinese Town Co Ltd	37
209

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
8,000		Shenzhen Salubris Pharmaceuticals Co Ltd	$23
5,300	*	Shenzhen Sunway Communication Co Ltd	35
75,900		Shenzhou International Group Holdings Ltd	1,109
110,500		Shimao Property Holdings Ltd	428
430,500		Shui On Land Ltd	95
22,500		Sichuan Chuantou Energy Co Ltd	32
8,300		Sichuan Kelun Pharmaceutical Co Ltd	28
2,900		Sichuan Swellfun Co Ltd	22
6,618	*	Sina Corp	264
15,700		Sinolink Securities Co Ltd	21
338,000		Sino-Ocean Land Holdings Ltd	136
157,000		Sinopec Engineering Group Co Ltd	94
506,000		Sinopec Shanghai Petrochemical Co Ltd	153
45,000		Sinopec Shanghai Petrochemical Co Ltd (Class A)	25
127,600		Sinopharm Group Co	466
271,000		Sinotrans Ltd	92
75,500		Sinotruk Hong Kong Ltd	161
253,500		Soho China Ltd	96
6,400		Songcheng Performance Development Co Ltd	28
14,500		SooChow Securities Co Ltd	21
25,800		Southwest Securities Co Ltd	19
2,800		Spring Airlines Co Ltd	18
242,000		Sunac China Holdings Ltd	1,445
54,500		Suning.com Co Ltd	79
977,600		Sunny Optical Technology Group Co Ltd	16,938
8,500		Sunwoda Electronic Co Ltd	24
7,300		Suofeiya Home Collection Co Ltd	22
6,800		Suzhou Dongshan Precision Manufacturing Co Ltd	23
18,700		Suzhou Gold Mantis Construction Decoration Co Ltd	24
72,000	*	TAL Education Group (ADR)	3,470
7,900		Tangshan Jidong Cement Co Ltd	19
10,900		Tasly Pharmaceutical Group Co Ltd	24
6,500		TBEA Co Ltd	6
60,200		TCL Corp	39
4,358,800		Tencent Holdings Ltd	209,990
10,700	*	Tencent Music Entertainment (ADR)	126
14,200		Tianjin Zhonghuan Semiconductor Co Ltd	24
8,200		Tianma Microelectronics Co Ltd	19
9,360		Tianqi Lithium Corp	41
9,826,000		Tingyi Cayman Islands Holding Corp	16,770
3,200		Toly Bread Co Ltd	20
11,500		Tonghua Dongbao Pharmaceutical Co Ltd	21
10,800		Tongkun Group Co Ltd	23
24,200		Tongwei Co Ltd	46
2,100	*	Topchoice Medical Corp	31
18,300		Transfar Zhilian Co Ltd	18
106,000	e	Travelsky Technology Ltd	259
89,600	*	Trip.com Group Ltd (ADR)	3,005
42,000		Tsingtao Brewery Co Ltd	282
3,200		Tsingtao Brewery Co Ltd (Class A)	23
3,200		Unigroup Guoxin Microelectronics Co Ltd	23
130,000		Uni-President China Holdings Ltd	137
9,200		Unisplendour Corp Ltd	42
4,300		Venustech Group, Inc	21
210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
43,900	*	Vipshop Holdings Ltd (ADR)	$622
16,700		Walvax Biotechnology Co Ltd	78
13,700	*	Wanda Film Holding Co Ltd	36
10,700		Wangsu Science & Technology Co Ltd	15
20,200		Wanhua Chemical Group Co Ltd	163
508,000		Want Want China Holdings Ltd	474
10,800	*,e	Weibo Corp (ADR)	501
199,000	e	Weichai Power Co Ltd	420
29,000		Weichai Power Co Ltd (Class A)	66
5,900		Weifu High-Technology Group Co Ltd	16
2,800		Weihai Guangwei Composites Co Ltd	18
32,600		Wens Foodstuffs Group Co Ltd	157
8,200		Western Securities Co Ltd	12
4,700		Westone Information Industry, Inc	17
3,000		Will Semiconductor Ltd	62
10,000		Winning Health Technology Group Co Ltd	22
258,000		Winteam Pharmaceutical Group Ltd	124
8,300		Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co Ltd	32
24,000		Wuliangye Yibin Co Ltd	459
10,000		WUS Printed Circuit Kunshan Co Ltd	32
9,400		WuXi AppTec Co Ltd	124
16,500	e,g	WuXi AppTec Co Ltd (Hong Kong)	205
284,950	*,g	Wuxi Biologics Cayman, Inc	3,609
4,800		Wuxi Lead Intelligent Equipment Co Ltd	31
29,400		XCMG Construction Machinery Co Ltd	23
794,200	*,e,g	Xiaomi Corp	1,100
48,700		Xinhu Zhongbao Co Ltd	26
14,900		Xinjiang Goldwind Science & Technology Co Ltd	26
94,600		Xinjiang Goldwind Science & Technology Co Ltd (Hong Kong)	110
320,863		Xinyi Solar Holdings Ltd	228
22,400		Yango Group Co Ltd	27
81,549		Yangzijiang Shipbuilding	68
10,100		Yantai Jereh Oilfield Services Group Co Ltd	54
190,000		Yanzhou Coal Mining Co Ltd	171
12,300		Yanzhou Coal Mining Co Ltd (Class A)	19
2,000		Yealink Network Technology Corp Ltd	21
11,500		Yifan Pharmaceutical Co Ltd	27
2,200		Yifeng Pharmacy Chain Co Ltd	23
47,000		Yihai International Holding Ltd	276
12,000		Yintai Gold Co Ltd	23
66,000		Yonghui Superstores Co Ltd	71
14,630		Yonyou Network Technology Co Ltd	60
738,000		Yuexiul Property Co Ltd	170
576,488		Yum China Holdings, Inc	27,677
5,700		Yunda Holding Co Ltd	27
9,200		Yunnan Baiyao Group Co Ltd	118
3,800		Yunnan Energy New Material Co Ltd	28
180,220		Yuzhou Properties Co	99
4,100		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	65
121,000		Zhaojin Mining Industry Co Ltd	133
14,100		Zhejiang Chint Electrics Co Ltd	54
19,600		Zhejiang Conba Pharmaceutical Co Ltd	17
211

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
13,000		Zhejiang Dahua Technology Co Ltd	$37
164,000		Zhejiang Expressway Co Ltd	150
9,800	*	Zhejiang Huahai Pharmaceutical Co Ltd	24
7,010		Zhejiang Huayou Cobalt Co Ltd	39
19,800		Zhejiang Longsheng Group Co Ltd	41
14,800		Zhejiang NHU Co Ltd	49
16,900		Zhejiang Sanhua Intelligent Controls Co Ltd	42
2,800		Zhejiang Supor Co Ltd	31
8,800		Zhejiang Weixing New Building Materials Co Ltd	17
3,500		Zhejiang Wolwo Bio-Pharmaceutical Co Ltd	22
9,900		Zhengzhou Yutong Bus Co Ltd	20
141,000	e	Zhenro Properties Group Ltd	101
15,600		Zheshang Securities Co Ltd	25
33,000	*,e,g	ZhongAn Online P&C Insurance Co Ltd	119
3,200		Zhongji Innolight Co Ltd	24
18,300		Zhongjin Gold Corp Ltd	22
58,500		Zhongsheng Group Holdings Ltd	240
60,200		Zhuzhou CSR Times Electric Co Ltd	218
622,000		Zijin Mining Group Co Ltd	309
137,200		Zijin Mining Group Co Ltd (Class A)	90
22,000		Zoomlion Heavy Industry Science and Technology Co Ltd	21
21,400	*	ZTE Corp	109
81,800	*,e	ZTE Corp (Class H)	250
32,100		ZTO Express Cayman, Inc (ADR)	750
		TOTAL CHINA	930,565

COLOMBIA - 0.0%
23,643		BanColombia S.A.	316
45,367		BanColombia S.A. (Preference)	632
603,471		Ecopetrol S.A.	608
27,320		Grupo Argos S.A.	148
400,934		Grupo Aval Acciones y Valores	178
24,325		Grupo de Inversiones Suramericana S.A.	252
46,744		Interconexion Electrica S.A.	279
		TOTAL COLOMBIA	2,413

CZECH REPUBLIC - 0.0%
16,358		CEZ AS	368
7,335		Komercni Banka AS	269
1,370,036	g	Moneta Money Bank AS	5,140
		TOTAL CZECH REPUBLIC	5,777

DENMARK - 1.0%
123		AP Moller - Maersk AS (Class A)	167
208		AP Moller - Maersk AS (Class B)	300
3,403		Carlsberg AS (Class B)	508
3,362	e	Christian Hansen Holding	267
3,786		Coloplast AS	470
20,611		Danske Bank AS	333
253,807		DSV AS	29,252
12,071	*	Genmab AS	2,685
2,393		H Lundbeck AS	91
4,869		ISS AS	117
212

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
2,054,292		Novo Nordisk AS	$119,044
6,804		Novozymes AS	333
604,913	g	Orsted AS	62,563
3,142		Pandora AS	137
188,356		Tryg A.S.	5,584
6,021		Vestas Wind Systems AS	608
3,448	*,e	William Demant Holding A.S.	108
		TOTAL DENMARK	222,567

EGYPT - 0.0%
138,202		Commercial International Bank	715
95,731		Eastern Tobacco	93
91,130		ElSwedy Cables Holding Co	65
		TOTAL EGYPT	873

FINLAND - 0.1%
9,277	e	Citycon Oyj	97
4,529		Elisa Oyj (Series A)	250
320,954		Fortum Oyj	7,922
25,180		Kone Oyj (Class B)	1,647
3,475		Metso Oyj	137
30,895		Neste Oil Oyj	1,075
423,111		Nokia Oyj (Turquoise)	1,565
4,040		Nokian Renkaat Oyj	116
125,557		Nordea Bank Abp	1,016
3,228		Orion Oyj (Class B)	150
123,775		Sampo Oyj (A Shares)	5,404
60,491		Stora Enso Oyj (R Shares)	880
41,376		UPM-Kymmene Oyj	1,436
13,897		Wartsila Oyj (B Shares)	154
		TOTAL FINLAND	21,849

FRANCE - 4.0%
154,101	e	Accor S.A.	7,233
933		Aeroports de Paris	185
36,553		Air Liquide	5,182
963,664		Airbus SE	141,432
6,073		Alstom RGPT	289
1,919	g	Amundi S.A.	151
5,186		Arkema	554
6,728		Atos Origin S.A.	562
145,110		AXA S.A.	4,100
1,362		BioMerieux	121
1,849,706		BNP Paribas S.A.	109,943
29,321		Bollore	128
7,108		Bouygues S.A.	303
9,356		Bureau Veritas S.A.	245
154,187		Cap Gemini S.A.	18,858
19,293		Carrefour S.A.	324
1,674	e	Casino Guichard Perrachon S.A.	78
5,462		CNP Assurances	109
450,833		Compagnie de Saint-Gobain	18,469
785,636		Credit Agricole S.A.	11,432
213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
285,217		Danone	$23,686
79		Dassault Aviation S.A.	104
371,446		Dassault Systemes S.A.	61,261
17,386		Edenred	901
2,498		Eiffage S.A.	287
68,421		Electricite de France	763
227,621		Essilor International S.A.	34,799
1,343		Eurazeo	92
5,526		Eutelsat Communications	90
2,481		Faurecia	135
5,068		Fonciere Des Regions	576
282,291		Gaz de France	4,573
5,785		Gecina S.A.	1,036
14,013		Groupe Eurotunnel S.A.	244
1,009		Hermes International	756
7,096		Icade	773
820	e	Iliad S.A.	107
1,911		Ingenico	208
1,170		Ipsen	104
2,653		JC Decaux S.A.	82
107,628		Kering	70,918
14,382		Klepierre	547
20,685		Legrand S.A.	1,689
151,673		L’Oreal S.A.	44,851
67,103		LVMH Moet Hennessy Louis Vuitton S.A.	31,267
62,942		Michelin (C.G.D.E.) (Class B)	7,746
29,894		Natixis	133
307,650		Orange S. A.	4,521
20,549		Pernod-Ricard S.A.	3,677
392,156		Peugeot S.A.	9,442
6,900		Publicis Groupe S.A.	313
85,830	e	Remy Cointreau S.A.	10,542
6,128		Renault S.A.	291
22,879		Safran S.A.	3,534
338,001		Sanofi-Aventis	33,944
13,870		Sartorius Stedim Biotech	2,302
712,219		Schneider Electric S.A.	73,173
5,018		SCOR SE	211
733		SEB S.A.	109
25,836		Societe Generale	902
7,063	e	Sodexho Alliance S.A.	837
44,081		Suez Environnement S.A.	668
150,018		Teleperformance	36,652
3,395		Thales S.A.	353
556,588		Total S.A.	30,885
187,733	*	Ubisoft Entertainment	13,007
4,266		Unibail-Rodamco-Westfield	673
143		Unibail-Rodamco-Westfield (Paris)	22
7,683		Valeo S.A.	272
81,322		Veolia Environnement	2,164
181,084		Vinci S.A.	20,168
82,780		Vivendi Universal S.A.	2,397
855		Wendel	114
4,635	*,g	Worldline S.A.	329
		TOTAL FRANCE	858,928
214

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
GERMANY - 2.2%
43,463		Adidas-Salomon AG.	$14,128
2,319	g	ADO Properties S.A.	83
94,057		Allianz AG.	23,047
269,878		Alstria Office REIT-AG.	5,071
329,257		Aroundtown S.A.	2,957
1,137,819		BASF SE	85,719
605,852		Bayer AG.	49,254
75,388		Bayerische Motoren Werke AG.	6,175
2,287		Bayerische Motoren Werke AG. (Preference)	141
57,600		Bechtle AG.	8,043
125,449		Beiersdorf AG.	15,007
1,004,461		Borussia Dortmund GmbH & Co KGaA	9,915
4,923		Brenntag AG.	267
13,274		Carl Zeiss Meditec AG.	1,688
31,858		Commerzbank AG.	197
3,505		Continental AG.	453
37,191	g	Covestro AG.	1,731
73,240		Daimler AG. (Registered)	4,049
3,566	*,g	Delivery Hero AG.	283
57,008		Deutsche Annington Immobilien SE	3,062
62,589		Deutsche Bank AG. (Registered)	485
98,554		Deutsche Boerse AG.	15,455
4,058		Deutsche Euroshop AG.	120
7,405		Deutsche Lufthansa AG.	136
76,047		Deutsche Post AG.	2,892
677,634		Deutsche Telekom AG.	11,074
55,757		Deutsche Wohnen AG.	2,268
352,222		E.ON AG.	3,764
5,931		Evonik Industries AG.	181
1,258		Fraport AG. Frankfurt Airport Services Worldwide	107
16,719		Fresenius Medical Care AG.	1,231
30,672		Fresenius SE	1,726
2,309		Fuchs Petrolub AG. (Preference)	115
4,881		GEA Group AG.	161
9,590		Grand City Properties S.A.	230
1,920		Hannover Rueckversicherung AG.	370
58,262		HeidelbergCement AG.	4,234
532,700	*	HelloFresh SE	11,150
20,104		Henkel KGaA	1,890
5,675		Henkel KGaA (Preference)	586
805		Hochtief AG.	102
2,421,852		Infineon Technologies AG.	54,720
2,098		KION Group AG.	144
1,609		Knorr-Bremse AG.	164
6,843		Lanxess AG.	459
5,798		LEG Immobilien AG.	685
4,118		Merck KGaA	485
5,899		Metro Wholesale & Food Specialist AG.	95
1,657		MTU Aero Engines Holding AG.	472
12,539		Muenchener Rueckver AG.	3,700
578		OSRAM Licht AG.	29
215

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
414,504	*	Paion AG.	$921
11,875		Porsche AG.	881
2,612		Puma AG. Rudolf Dassler Sport	200
337,009		RWE AG.	10,327
73,707		SAP AG.	9,921
1,134		Sartorius AG.	242
634,892		Siemens AG.	82,912
4,779	g	Siemens Healthineers AG.	229
4,099		Symrise AG.	431
11,596		TAG Tegernsee Immobilien und Beteiligungs AG.	288
29,379		Telefonica Deutschland Holding AG.	85
33,065		ThyssenKrupp AG.	444
5,798		TLG Immobilien AG.	185
14,016		TUI AG. (DI)	177
6,380		Uniper SE	211
3,881		United Internet AG.	127
7,117		Volkswagen AG.	1,378
5,753		Volkswagen AG. (Preference)	1,132
3,741		Wirecard AG.	451
79,374	*,g	Zalando SE	4,003
		TOTAL GERMANY	465,045

GREECE - 0.0%
137,882	*	Alpha Bank AE	298
260,231	*	Eurobank Ergasias S.A.	269
5,760	*,†	Hellenic Duty Free Shops S.A.	0	^
24,501		Hellenic Telecommunications Organization S.A.	392
10,885		JUMBO S.A.	227
6,887		Motor Oil Hellas Corinth Refineries S.A.	159
54,206	*	National Bank of Greece S.A.	184
20,259		OPAP S.A.	264
		TOTAL GREECE	1,793

HONG KONG - 0.7%
3,050,058		AIA Group Ltd	32,080
1,530,000	*,e	Alibaba Pictures Group Ltd	269
9,518	e	ASM Pacific Technology	132
40,085	e	Bank of East Asia Ltd	90
115,353		BOC Hong Kong Holdings Ltd	400
99,000	e	Cathay Pacific Airways Ltd	146
72,000	†	China Ding Yi Feng Holdings Ltd	160
338,000	*	China First Capital Group Ltd	12
12,387,999		China Resources Cement Holdings Ltd	15,770
80,625	e	CK Asset Holdings Ltd	582
52,453		CK Infrastructure Holdings Ltd	373
199,954		CLP Holdings Ltd	2,099
11,100		Dairy Farm International Holdings Ltd	63
128,000		Haier Electronics Group Co Ltd	400
368,576		Hang Lung Properties Ltd	809
23,772	e	Hang Seng Bank Ltd	491
195,082	e	Henderson Land Development Co Ltd	957
79,000		HK Electric Investments & HK Electric Investments Ltd	78
119,660		HKT Trust and HKT Ltd	169
1,179,980		Hong Kong & China Gas Ltd	2,306
216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
153,488		Hong Kong Electric Holdings Ltd	$1,123
210,328	e	Hong Kong Exchanges and Clearing Ltd	6,833
3,186,685		Hongkong Land Holdings Ltd	18,330
61,000		Hysan Development Co Ltd	239
6,900		Jardine Matheson Holdings Ltd	384
6,900		Jardine Strategic Holdings Ltd	212
99,526		Kerry Properties Ltd	316
123,500		Kingboard Laminates Holdings Ltd	153
153,026		Link REIT	1,621
662,909		Melco Crown Entertainment Ltd (ADR)	16,023
48,080		MTR Corp	284
757,492		New World Development Co Ltd	1,038
173,000		Nine Dragons Paper Holdings Ltd	180
46,638	e	NWS Holdings Ltd	65
138,262		PCCW Ltd	82
10,204,000		Shangri-La Asia Ltd	10,659
700,500		Sino Biopharmaceutical	980
93,043		Sino Land Co	135
56,611	e	SJM Holdings Ltd	64
174,000	e	SSY Group Ltd	141
255,000		Sun Art Retail Group Ltd	309
165,468		Sun Hung Kai Properties Ltd	2,534
15,128	e	Swire Pacific Ltd (Class A)	141
2,658,913		Swire Properties Ltd	8,809
42,402	e	Techtronic Industries Co	346
131,000		Towngas China Co Ltd	91
24,000	e	Vitasoy International Holdings Ltd	87
297,500	g	WH Group Ltd	308
211,068		Wharf Holdings Ltd	536
2,360,779	e	Wharf Real Estate Investment Co Ltd	14,404
26,334		Wheelock & Co Ltd	176
22,912		Yue Yuen Industrial Holdings	68
		TOTAL HONG KONG	144,057

HUNGARY - 0.0%
45,275		MOL Hungarian Oil & Gas plc	451
21,883		OTP Bank	1,146
14,598		Richter Gedeon Rt	317
		TOTAL HUNGARY	1,914

INDIA - 0.5%
65,591		Ambuja Cements Ltd	180
126,112		Ashok Leyland Ltd	144
28,668		Asian Paints Ltd	717
28,034		Aurobindo Pharma Ltd	179
11,845	*,g	Avenue Supermarts Ltd	305
208,353		Axis Bank Ltd	2,203
17,083		Bajaj Finance Ltd	1,014
3,769		Bajaj Finserv Ltd	496
8,394		Bajaj Holdings and Investment Ltd	375
40,048	g	Bandhan Bank Ltd	285
22,143		Berger Paints India Ltd	160
24,019		Bharat Forge Ltd	163
64,581		Bharat Petroleum Corp Ltd	444
217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
204,424	*	Bharti Airtel Ltd	$1,305
39,325		Bharti Infratel Ltd	139
710		Bosch Ltd	153
6,167		Britannia Industries Ltd	262
37,847		Cipla Ltd	254
134,661		Coal India Ltd	399
6,368		Colgate-Palmolive India Ltd	131
22,884		Container Corp Of India Ltd	183
55,073		Dabur India Ltd	354
8,198		Divi S Laboratories Ltd	212
57,903		DLF Ltd	187
12,071		Dr Reddy’s Laboratories Ltd	487
1,368		Eicher Motors Ltd	432
2,381,989	*	Emami Ltd	10,342
166,338	*	GAIL India Ltd	282
36,499		Godrej Consumer Products Ltd	350
30,744		Grasim Industries Ltd	320
26,241		Havells India Ltd	238
111,356		HCL Technologies Ltd	886
4,236	g	HDFC Asset Management Co Ltd	190
50,015	g	HDFC Life Insurance Co Ltd	439
9,794		Hero Honda Motors Ltd	335
116,220		Hindalco Industries Ltd	352
64,339		Hindustan Lever Ltd	1,734
64,486		Hindustan Petroleum Corp Ltd	239
162,565		Housing Development Finance Corp	5,497
726,029		ICICI Bank Ltd	5,506
18,480	g	ICICI Lombard General Insurance Co Ltd	359
34,844	g	ICICI Prudential Life Insurance Co Ltd	236
193,933		Indian Oil Corp Ltd	341
6,255		Info Edge India Ltd	222
1,191,805		Infosys Technologies Ltd	12,273
9,109	*,g	InterGlobe Aviation Ltd	170
524,529		ITC Ltd	1,747
91,043		JSW Steel Ltd	345
48,359		Larsen & Toubro Ltd	880
29,348		LIC Housing Finance Ltd	179
23,433	*	Lupin Ltd	251
31,019		Mahindra & Mahindra Financial Services Ltd	140
76,460		Mahindra & Mahindra Ltd	570
46,738		Marico Ltd	224
10,696		Maruti Suzuki India Ltd	1,104
105,957	*	Motherson Sumi Systems Ltd	218
355,325	*	Multi Commodity Exchange of India Ltd	5,818
63,858	*	Mundra Port and Special Economic Zone Ltd	328
2,251		Nestle India Ltd	466
253,633		NTPC Ltd	423
557		Page Industries Ltd	183
60,288		Petronet LNG Ltd	226
12,181	*	Pidilite Industries Ltd	237
9,470		Piramal Healthcare Ltd	202
189,616		Power Grid Corp of India Ltd	505
1,009,243		Reliance Industries Ltd	21,408
65,767		Rural Electrification Corp Ltd	132
218

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
35,285	g	SBI Life Insurance Co Ltd	$476
206,036	*	Sesa Sterlite Ltd	441
851		Shree Cement Ltd	243
1,137,019		Shriram Transport Finance Co Ltd	18,655
6,828		Siemens India Ltd	143
178,400	*	State Bank of India	835
85,495		Sun Pharmaceutical Industries Ltd	518
89,784		Tata Consultancy Services Ltd	2,719
165,730	*	Tata Motors Ltd	429
111,242		Tata Power Co Ltd	88
36,861		Tata Steel Ltd	244
48,721		Tech Mahindra Ltd	520
30,901		Titan Industries Ltd	515
10,334		Ultra Tech Cement Ltd	586
52,685		United Phosphorus Ltd	431
28,613	*	United Spirits Ltd	240
116,722		Wipro Ltd	402
72,554	*	ZEE Telefilms Ltd	297
		TOTAL INDIA	114,842

INDONESIA - 0.2%
1,538,000		Adaro Energy Tbk	172
44,130,700		Bank Rakyat Indonesia	13,969
220,300		Indofood CBP Sukses Makmur Tbk	177
626,600		PT ACE Hardware Indonesia Tbk	67
4,197,100		PT Astra International Tbk	2,091
2,037,900		PT Bank Central Asia Tbk	4,901
24,915,647		PT Bank Mandiri Persero Tbk	13,767
749,800		PT Bank Negara Indonesia	423
425,700		PT Bank Tabungan Negara Tbk	65
2,607,800	*	PT Barito Pacific Tbk	283
646,500	*	PT Bumi Serpong Damai	58
714,200		PT Charoen Pokphand Indonesia Tbk	334
366,300	*	PT Excelcomindo Pratama	83
54,600		PT Gudang Garam Tbk	208
1,020,400		PT Hanjaya Mandala Sampoerna Tbk	154
281,300		PT Indah Kiat Pulp and Paper Corp Tbk	156
182,100		PT Indocement Tunggal Prakarsa Tbk	249
420,200		PT Indofood Sukses Makmur Tbk	240
198,800		PT Jasa Marga Tbk	74
2,164,000		PT Kalbe Farma Tbk	252
125,300		PT Pabrik Kertas Tjiwi Kimia Tbk	93
1,675,500		PT Pakuwon Jati Tbk	69
1,225,000		PT Perusahaan Gas Negara Persero Tbk	191
291,700		PT Semen Gresik Persero Tbk	252
475,800		PT Tambang Batubara Bukit Asam Tbk	91
10,338,600		PT Telekomunikasi Indonesia Persero Tbk	2,962
151,600		PT Unilever Indonesia Tbk	458
183,000		PT United Tractors Tbk	283
		TOTAL INDONESIA	42,122

IRELAND - 0.5%
3,917	*	AerCap Holdings NV	241
26,630		AIB Group plc	93
219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
634		Allegion plc	$79
1,469,580		Bank of Ireland Group plc	8,088
31,071	*,e	Cimpress plc	3,908
657,591		CRH plc	26,375
4,831,827		Hibernia REIT plc	7,642
147,992	*,†	Irish Bank Resolution Corp Ltd	0
76,227		Kerry Group plc (Class A)	9,499
577,276	e	Keywords Studios plc	11,480
4,897		Kingspan Group plc	299
2,492	e	Paddy Power plc	303
853,634		Smurfit Kappa Group plc	32,914
		TOTAL IRELAND	100,921

ISRAEL - 0.0%
1,359		Azrieli Group	100
132,171		Bank Hapoalim Ltd	1,098
168,143		Bank Leumi Le-Israel	1,226
3,880	*	Check Point Software Technologies	431
792		Elbit Systems Ltd	124
22,275		Israel Chemicals Ltd	105
36,875		Israel Discount Bank Ltd	171
20,519		Mizrahi Tefahot Bank Ltd	547
5,030	*	Nice Systems Ltd	780
34,837	*	Teva Pharmaceutical Industries Ltd (ADR)	341
14	*	Tower Semiconductor Ltd	0	^
1,506	*	Wix.com Ltd	184
		TOTAL ISRAEL	5,107

ITALY - 1.3%
578,800		Amplifon S.p.A.	16,657
34,997		Assicurazioni Generali S.p.A.	722
15,794		Autostrade S.p.A.	369
1,676,373		Banca Intesa S.p.A.	4,416
2,346,402		Davide Campari-Milano S.p.A	21,440
1,312,736		Enel S.p.A.	10,428
198,084		ENI S.p.A.	3,076
192,926		Ferrari NV	32,033
19,404		FinecoBank Banca Fineco S.p.A	233
12,869		Finmeccanica S.p.A.	151
440,486		Mediobanca S.p.A.	4,850
602,069		Moncler S.p.A	27,098
14,033	g	Pirelli & C S.p.A	81
16,630	g	Poste Italiane S.p.A	189
9,590,199	e	Prada S.p.A	39,644
7,764		Prysmian S.p.A.	187
3,293		Recordati S.p.A.	139
157,454		Snam Rete Gas S.p.A.	828
190,039		Telecom Italia RSP	116
275,671	*	Telecom Italia S.p.A.	172
113,042		Terna Rete Elettrica Nazionale S.p.A.	756
7,170,504		UniCredit S.p.A.	104,811
		TOTAL ITALY	268,396
220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
JAPAN - 6.9%
1,110		ABC-Mart, Inc	$76
12,300		Acom Co Ltd	56
121		Activia Properties Inc	606
6,100		Advantest Corp	344
20,146		Aeon Co Ltd	416
3,352		AEON Financial Service Co Ltd	53
2,897		Aeon Mall Co Ltd	51
18,772		Air Water, Inc	274
147,590		Aisin Seiki Co Ltd	5,467
57,768		Ajinomoto Co, Inc	962
6,005		Alfresa Holdings Corp	122
7,950		All Nippon Airways Co Ltd	265
6,432		Alps Electric Co Ltd	146
10,644		Amada Co Ltd	121
3,584		Aozora Bank Ltd	95
11,151		Asahi Breweries Ltd	509
5,601		Asahi Glass Co Ltd	200
5,900		Asahi Intecc Co Ltd	173
223,825		Asahi Kasei Corp	2,513
27,200		Ashikaga Holdings Co Ltd	69
158,300		Astellas Pharma, Inc	2,702
138,321		Bank of Kyoto Ltd	5,898
440,000		Benefit One, Inc	9,082
2,153		Benesse Holdings, Inc	57
193		BLife Investment Corp	505
17,530	e	Bridgestone Corp	651
7,185		Brother Industries Ltd	148
2,400		Calbee, Inc	78
30,777	e	Canon, Inc	842
5,933		Casio Computer Co Ltd	119
34,281		Central Japan Railway Co	6,893
1,300		Century Leasing System, Inc	69
17,662		Chiba Bank Ltd	102
88,506		Chubu Electric Power Co, Inc	1,251
18,669		Chugai Pharmaceutical Co Ltd	1,719
8,566	e	Chugoku Electric Power Co, Inc	113
3,800	e	Coca-Cola West Japan Co Ltd	97
32,200		Concordia Financial Group Ltd	132
4,668		Credit Saison Co Ltd	81
3,100		CyberAgent, Inc	108
7,538		Dai Nippon Printing Co Ltd	204
7,546		Daicel Chemical Industries Ltd	72
3,200		Daifuku Co Ltd	193
1,252,611		Dai-ichi Mutual Life Insurance Co	20,643
1,041,294		Daiichi Sankyo Co Ltd	68,772
63,577		Daikin Industries Ltd	8,970
6,949		Daito Trust Construction Co Ltd	859
43,956		Daiwa House Industry Co Ltd	1,361
47,080		Daiwa Securities Group, Inc	238
13,387		Denso Corp	605
6,655		Dentsu, Inc	229
800		Disco Corp	188
13,632		Don Quijote Co Ltd	226
221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
160,197		East Japan Railway Co	$14,460
154,028		Eisai Co Ltd	11,525
4,393		Electric Power Development Co	107
243,300		en-japan, Inc	10,575
7,676		FamilyMart Co Ltd	184
16,185		Fanuc Ltd	2,989
2,983		Fast Retailing Co Ltd	1,772
83,200	*,e	Freee KK	2,469
3,964		Fuji Electric Holdings Co Ltd	120
18,939		Fuji Heavy Industries Ltd	469
11,086		Fujifilm Holdings Corp	529
5,998		Fujitsu Ltd	564
5,146		Fukuoka Financial Group, Inc	98
167,000		GMO Payment Gateway, Inc	11,436
7,600		Hakuhodo DY Holdings, Inc	122
4,300		Hamamatsu Photonics KK	176
6,993		Hankyu Hanshin Holdings, Inc	299
632		Hikari Tsushin, Inc	159
8,682		Hino Motors Ltd	92
1,073		Hirose Electric Co Ltd	137
1,675		Hisamitsu Pharmaceutical Co, Inc	82
12,685		Hitachi Chemical Co Ltd	531
3,133		Hitachi Construction Machinery Co Ltd	93
2,100		Hitachi High-Technologies Corp	149
2,132,458		Hitachi Ltd	89,981
24,285		Hitachi Metals Ltd	358
50,096		Honda Motor Co Ltd	1,418
1,612		Hoshizaki Electric Co Ltd	144
11,727		Hoya Corp	1,120
72,528		Hulic Co Ltd	873
100,000		Ibiden Co Ltd	2,381
24,575		Idemitsu Kosan Co Ltd	679
4,729		Iida Group Holdings Co Ltd	83
9,539,000		Infomart Corp	86,082
788,283		Inpex Holdings, Inc	8,166
20,948	e	Invincible Investment Corp	11,934
9,881		Isetan Mitsukoshi Holdings Ltd	89
657,622		Ishikawajima-Harima Heavy Industries Co Ltd	15,389
16,900		Isuzu Motors Ltd	200
41,469		Itochu Corp	961
3,100		Itochu Techno-Science Corp	87
6,895		J Front Retailing Co Ltd	96
3,624		Japan Airlines Co Ltd	113
1,603	e	Japan Airport Terminal Co Ltd	89
534,100		Japan Elevator Service Holdings Co Ltd	13,409
12,446		Japan Post Bank Co Ltd	119
48,440		Japan Post Holdings Co Ltd	456
217,200		Japan Post Insurance Co Ltd	3,703
24		Japan Prime Realty Investment Corp	106
39		Japan Real Estate Investment Corp	259
978		Japan Retail Fund Investment Corp	2,105
176,963	e	Japan Tobacco, Inc	3,946
60,023		JFE Holdings, Inc	770
108,078		JGC Corp	1,720
222

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
23,158		JSR Corp	$424
6,203		JTEKT Corp	73
364,288		JX Holdings, Inc	1,653
13,686		Kajima Corp	182
4,034		Kakaku.com, Inc	103
332,000		Kamakura Shinsho Ltd	5,242
3,285		Kamigumi Co Ltd	72
154,435		Kansai Electric Power Co, Inc	1,789
23,414		Kansai Paint Co Ltd	572
58,585		Kao Corp	4,832
4,351		Kawasaki Heavy Industries Ltd	95
133,997		KDDI Corp	3,998
2,900		Keihan Electric Railway Co Ltd	141
6,760		Keihin Electric Express Railway Co Ltd	130
3,123		Keio Corp	189
4,013		Keisei Electric Railway Co Ltd	156
28		Kenedix Realty Investment Corp	216
225,300		Kenedix, Inc	1,173
11,376		Keyence Corp	3,995
4,495		Kikkoman Corp	220
5,349		Kintetsu Corp	290
25,249		Kirin Brewery Co Ltd	551
1,500		Kobayashi Pharmaceutical Co Ltd	127
3,100		Koito Manufacturing Co Ltd	144
28,450		Komatsu Ltd	683
2,786		Konami Corp	115
13,820		Konica Minolta Holdings, Inc	90
928		Kose Corp	135
32,198		Kubota Corp	506
40,774		Kuraray Co Ltd	494
3,077		Kurita Water Industries Ltd	91
9,800		Kyocera Corp	668
36,945		Kyowa Hakko Kogyo Co Ltd	870
30,577		Kyushu Electric Power Co, Inc	265
4,900		Kyushu Railway Co	164
1,580		Lawson, Inc	90
1,900	*	LINE Corp	93
6,800		Lion Corp	132
8,164		LIXIL Group Corp	141
103,576		M3, Inc	3,123
6,888		Makita Corp	238
48,065		Marubeni Corp	355
5,709		Marui Co Ltd	139
6,596		Maruichi Steel Tube Ltd	185
17,515		Mazda Motor Corp	149
2,000	e	McDonald’s Holdings Co Japan Ltd	96
5,859		Mediceo Paltac Holdings Co Ltd	129
12,308		MEIJI Holdings Co Ltd	832
2,200	*,e	Mercari, Inc	45
11,100		Minebea Co Ltd	229
8,800		MISUMI Group, Inc	218
162,662		Mitsubishi Chemical Holdings Corp	1,212
106,322		Mitsubishi Corp	2,817
56,214		Mitsubishi Electric Corp	765
223

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
141,796		Mitsubishi Estate Co Ltd	$2,713
20,680		Mitsubishi Gas Chemical Co, Inc	315
9,911		Mitsubishi Heavy Industries Ltd	384
13,411		Mitsubishi Materials Corp	364
20,108		Mitsubishi Motors Corp	84
12,262,862		Mitsubishi UFJ Financial Group, Inc	66,297
12,900		Mitsubishi UFJ Lease & Finance Co Ltd	83
252,882		Mitsui & Co Ltd	4,495
22,028		Mitsui Chemicals, Inc	537
226,606		Mitsui Fudosan Co Ltd	5,538
500		Mitsui Fudosan Logistics Park, Inc	2,220
3,649		Mitsui OSK Lines Ltd	100
14,642		Mitsui Sumitomo Insurance Group Holdings, Inc	483
10,218		Mitsui Trust Holdings, Inc	404
742,056		Mizuho Financial Group, Inc	1,143
1,418,500		MonotaRO Co Ltd	37,762
117		Mori Hills REIT Investment Corp	194
17,705		Murata Manufacturing Co Ltd	1,090
3,339		Nabtesco Corp	98
5,900		Nagoya Railroad Co Ltd	183
6,206		Namco Bandai Holdings, Inc	378
7,661		NEC Corp	317
15,200	*	Nexon Co Ltd	202
8,124		NGK Insulators Ltd	141
4,648		NGK Spark Plug Co Ltd	90
6,917		Nidec Corp	945
9,781		Nikon Corp	120
376,159		Nintendo Co Ltd	150,449
41		Nippon Building Fund, Inc	301
2,444		Nippon Express Co Ltd	143
2,572		Nippon Meat Packers, Inc	107
48,026	e	Nippon Paint Co Ltd	2,472
1,851		Nippon ProLogis REIT, Inc	4,714
1,425		NIPPON REIT Investment Corp	6,269
1,400		Nippon Shinyaku Co Ltd	121
91,301		Nippon Steel Corp	1,376
477,184		Nippon Telegraph & Telephone Corp	12,060
4,876		Nippon Yusen Kabushiki Kaisha	88
14,339		Nissan Chemical Industries Ltd	601
71,427		Nissan Motor Co Ltd	414
6,131		Nisshin Seifun Group, Inc	107
1,945		Nissin Food Products Co Ltd	144
2,513		Nitori Co Ltd	397
19,137		Nitto Denko Corp	1,076
10,338		NKSJ Holdings, Inc	406
102,080		Nomura Holdings, Inc	525
3,874		Nomura Real Estate Holdings, Inc	93
443		Nomura Real Estate Master Fund, Inc	758
10,400		Nomura Research Institute Ltd	222
170,147		NSK Ltd	1,608
19,400		NTT Data Corp	259
40,986		NTT DoCoMo, Inc	1,142
19,996		Obayashi Corp	222
2,000		Obic Co Ltd	269
224

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
9,146		Odakyu Electric Railway Co Ltd	$213
100,194		OJI Paper Co Ltd	542
35,868		Olympus Corp	553
62,855		Omron Corp	3,664
33,768		Ono Pharmaceutical Co Ltd	771
1,303		Oracle Corp Japan	118
59,431		Oriental Land Co Ltd	8,109
825,028		ORIX Corp	13,672
296		Orix JREIT, Inc	642
11,520		Osaka Gas Co Ltd	220
15,722		Osaka Securities Exchange Co Ltd	277
3,322	e	Otsuka Corp	133
29,700		Otsuka Holdings KK	1,324
311,100		Paltac Corp	14,861
365,555		Panasonic Corp	3,429
3,800		Park24 Co Ltd	93
3,000	*	PeptiDream, Inc	153
3,500	e	Pigeon Corp	128
2,810	e	Pola Orbis Holdings, Inc	67
26,500	e	Rakuten, Inc	226
691,353		Recruit Holdings Co Ltd	25,895
23,600	*	Renesas Electronics Corp	161
64,342		Resona Holdings, Inc	280
20,682		Ricoh Co Ltd	225
1,112		Rinnai Corp	87
400,435		Rohm Co Ltd	31,950
7,140		Ryohin Keikaku Co Ltd	166
1,480		Sankyo Co Ltd	49
111,053		Santen Pharmaceutical Co Ltd	2,115
7,191		SBI Holdings, Inc	152
6,467		Secom Co Ltd	577
5,452		Sega Sammy Holdings, Inc	79
5,900		Seibu Holdings, Inc	97
9,000		Seiko Epson Corp	136
11,195		Sekisui Chemical Co Ltd	194
75,520		Sekisui House Ltd	1,613
214,300		Seria Co Ltd	5,838
101,286		Seven & I Holdings Co Ltd	3,713
17,100		Seven Bank Ltd	56
4,500		SG Holdings Co Ltd	101
6,399		Sharp Corp	98
236,199	*	SHIFT, Inc	17,235
6,847		Shimadzu Corp	214
627		Shimamura Co Ltd	48
2,292		Shimano, Inc	372
18,162		Shimizu Corp	185
105,700		Shin-Etsu Chemical Co Ltd	11,624
241,877	e	Shinsei Bank Ltd	3,690
21,590		Shionogi & Co Ltd	1,336
37,993		Shiseido Co Ltd	2,698
13,601		Shizuoka Bank Ltd	101
3,900	e	Showa Denko KK	103
6,163		SMC Corp	2,818
525,000		SMS Co Ltd	14,501
225

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
51,600		Softbank Corp	$692
139,632		Softbank Group Corp	6,062
2,200		Sohgo Security Services Co Ltd	119
2,931,640		Sony Corp	199,052
213,028		Sony Financial Holdings, Inc	5,114
2,700		Square Enix Co Ltd	134
4,214		Stanley Electric Co Ltd	122
672	e	Star Asia Investment Corp	722
3,000		Start Today Co Ltd	57
907,635	e	Sumco Corp	15,038
184,883		Sumitomo Chemical Co Ltd	840
36,565		Sumitomo Corp	543
4,863		Sumitomo Dainippon Pharma Co Ltd	94
23,247		Sumitomo Electric Industries Ltd	349
197,525		Sumitomo Heavy Industries Ltd	5,611
28,915		Sumitomo Metal Mining Co Ltd	931
1,429,091		Sumitomo Mitsui Financial Group, Inc	52,784
45,316		Sumitomo Realty & Development Co Ltd	1,581
5,563		Sumitomo Rubber Industries, Inc	68
2,200		Sundrug Co Ltd	80
4,300		Suntory Beverage & Food Ltd	180
2,307		Suzuken Co Ltd	94
11,334		Suzuki Motor Corp	473
47,471		Sysmex Corp	3,232
706,495		T&D Holdings, Inc	8,934
3,700		Taiheiyo Cement Corp	109
6,193		Taisei Corp	257
1,156		Taisho Pharmaceutical Holdings Co Ltd	85
14,167		Taiyo Nippon Sanso Corp	314
152,811		Takeda Pharmaceutical Co Ltd	6,044
63,400		Takeda Pharmaceutical Co Ltd (ADR)	1,251
6,894		Tanabe Seiyaku Co Ltd	127
3,956		TDK Corp	445
222,600		TechnoPro Holdings, Inc	15,536
22,386		Teijin Ltd	418
5,202		Temp Holdings Co Ltd	98
49,192		Terumo Corp	1,745
3,694	e	THK Co Ltd	99
5,934		Tobu Railway Co Ltd	215
3,475		Toho Co Ltd	145
2,200		Toho Gas Co Ltd	90
12,913		Tohoku Electric Power Co, Inc	128
194,764		Tokio Marine Holdings, Inc	10,905
184,325	*	Tokyo Electric Power Co, Inc	789
4,816		Tokyo Electron Ltd	1,052
83,432		Tokyo Gas Co Ltd	2,027
32,900		Tokyo Tatemono Co Ltd	514
15,429		Tokyu Corp	285
409,300		Tokyu Fudosan Holdings Corp	2,826
8,667		Toppan Printing Co Ltd	179
169,245		Toray Industries, Inc	1,147
15,255		Toshiba Corp	518
33,620		Tosoh Corp	518
4,342		Toto Ltd	183
226

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
18,539		Toyo Seikan Kaisha Ltd	$319
2,699		Toyo Suisan Kaisha Ltd	115
1,997		Toyoda Gosei Co Ltd	50
4,593		Toyota Industries Corp	264
1,663,053		Toyota Motor Corp	117,181
6,494		Toyota Tsusho Corp	228
3,928		Trend Micro, Inc	201
1,200		Tsuruha Holdings, Inc	154
12,407		Uni-Charm Corp	419
289		United Urban Investment Corp	543
7,030		USS Co Ltd	133
1,400		Welcia Holdings Co Ltd	89
87,607		West Japan Railway Co	7,577
128,000	e	Workman Co Ltd	11,932
81,638		Yahoo! Japan Corp	345
3,704		Yakult Honsha Co Ltd	204
20,231		Yamada Denki Co Ltd	107
4,408		Yamaha Corp	244
8,291	e	Yamaha Motor Co Ltd	166
9,555		Yamato Transport Co Ltd	163
3,653		Yamazaki Baking Co Ltd	65
7,324		Yaskawa Electric Corp	276
6,910		Yokogawa Electric Corp	121
3,500		Yokohama Rubber Co Ltd	68
519,500	e	Yume No Machi Souzou Iinkai Co Ltd	5,356
		TOTAL JAPAN	1,481,134

KAZAKHSTAN - 0.0%
1,504,803		KAZ Minerals plc	10,584
		TOTAL KAZAKHSTAN	10,584

KOREA, REPUBLIC OF - 1.3%
3,295		Amorepacific Corp	567
1,083		Amorepacific Corp (Preference)	84
825		BGF retail Co Ltd	121
28,453		BS Financial Group, Inc	188
58,700	*	Cafe24 Corp	2,592
181	*	Celltrion, Inc	28
7,720		Cheil Communications, Inc	161
17,446		Cheil Industries, Inc	1,633
913		CJ CheilJedang Corp	199
1,943		CJ Corp	162
1,181		CJ O Shopping Co Ltd	163
2,934		Daelim Industrial Co	230
20,093	*	Daewoo Engineering & Construction Co Ltd	82
5,925		Daewoo International Corp	95
43,869		Daewoo Securities Co Ltd	285
4,136	*	Daewoo Shipbuilding & Marine Engineering Co Ltd	99
5,146		Dongbu Insurance Co Ltd	232
5,209		Doosan Bobcat, Inc	155
2,340		E-Mart Co Ltd	257
330,675	e	Fila Korea Ltd	15,110
2,054		GLOVIS Co Ltd	253
6,337		GS Engineering & Construction Corp	170
227

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
5,758		GS Holdings Corp	$257
2,927		GS Retail Co Ltd	99
61,078		Hana Financial Group, Inc	1,943
7,946		Hankook Tire Co Ltd	230
796		Hanmi Pharm Co Ltd	203
19,805		Hanon Systems	191
12,285		Hanwha Chemical Corp	200
5,670		Hanwha Corp	122
2,903		HDC Hyundai Development Co-Engineering & Construction	64
3,477	*,e	HLB, Inc	346
1,807		Honam Petrochemical Corp	349
3,543		Hotel Shilla Co Ltd	277
146,182		Hynix Semiconductor, Inc	11,890
1,675		Hyundai Department Store Co Ltd	120
8,065		Hyundai Engineering & Construction Co Ltd	294
4,037	*	Hyundai Heavy Industries	439
7,262		Hyundai Marine & Fire Insurance Co Ltd	169
13,903		Hyundai Mobis	3,076
31,235		Hyundai Motor Co	3,253
3,719		Hyundai Motor Co Ltd (2nd Preference)	255
2,400		Hyundai Motor Co Ltd (Preference)	149
1,047		Hyundai Robotics Co Ltd	306
8,758		Hyundai Steel Co	237
27,786		Industrial Bank of Korea	283
67,100	g	ING Life Insurance Korea Ltd	1,637
5,127		Kakao Corp	679
12,125		Kangwon Land, Inc	310
81,494		KB Financial Group, Inc	3,357
746		KCC Corp	150
53,851		Kia Motors Corp	2,057
2,672	*	KMW Co Ltd	118
8,158		Korea Aerospace Industries Ltd	240
54,367	*	Korea Electric Power Corp	1,304
1,018	*	Korea Express Co Ltd	136
3,365		Korea Gas Corp	110
4,446		Korea Investment Holdings Co Ltd	278
2,042		Korea Kumho Petrochemical	137
50,591		Korea Life Insurance Co Ltd	101
891		Korea Zinc Co Ltd	327
5,200		Korean Air Lines Co Ltd	128
24,529		KT&G Corp	1,985
11,959		LG Chem Ltd	3,277
994		LG Chem Ltd (Preference)	149
19,846		LG Corp	1,265
22,311		LG Electronics, Inc	1,386
1,962		LG Household & Health Care Ltd	2,131
245		LG Household & Health Care Ltd (Preference)	163
1,448		LG Innotek Co Ltd	175
12,415		LG Telecom Ltd	152
25,087	*	LG.Philips LCD Co Ltd	351
3,382		Lotte Corp	114
1,450		Lotte Shopping Co Ltd	170
591		Medy-Tox, Inc	154
228

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
34,319		Meritz Securities Co Ltd	$112
28,735		Naver Corp	4,623
1,654		NCsoft	772
2,778	*,g	Netmarble Corp	222
2,352		OCI Co Ltd	127
2,476		Orion Corp/Republic of Korea	226
154		Ottogi Corp	74
2,979		Pacific Corp	213
720	*	Pearl Abyss Corp	115
19,881		POSCO	4,041
2,647		POSCO Refractories & Environment Co Ltd	113
1,743		S1 Corp (Korea)	141
3,416	*,g	Samsung Biologics Co Ltd	1,275
2,950		Samsung Card Co	98
11,739		Samsung Electro-Mechanics Co Ltd	1,263
3,397,061		Samsung Electronics Co Ltd	163,693
173,854		Samsung Electronics Co Ltd (Preference)	6,807
16,555	*	Samsung Engineering Co Ltd	274
6,424		Samsung Fire & Marine Insurance Co Ltd	1,351
48,133	*	Samsung Heavy Industries Co Ltd	301
7,366		Samsung Life Insurance Co Ltd	474
11,343		Samsung SDI Co Ltd	2,311
7,330		Samsung SDS Co Ltd	1,230
7,024		Samsung Securities Co Ltd	234
89,969		Shinhan Financial Group Co Ltd	3,373
809		Shinsegae Co Ltd	202
6,967		SK C&C Co Ltd	1,572
13,370		SK Energy Co Ltd	1,730
2,107		SK Telecom Co Ltd	434
4,909		S-Oil Corp	403
30,566	*	STX Pan Ocean Co Ltd	120
2,164	*	ViroMed Co Ltd	172
5,297		Woongjin Coway Co Ltd	426
49,650	*	Woori Financial Group, Inc	497
17,614		Woori Investment & Securities Co Ltd	193
1,097		Yuhan Corp	224
		TOTAL KOREA, REPUBLIC OF	269,595

LUXEMBOURG - 0.0%
21,176		ArcelorMittal	373
368	e	Eurofins Scientific	204
3,122		Millicom International Cellular S.A.	150
14,929		Reinet Investments S.C.A	296
11,426		SES Global S.A.	160
14,977		Tenaris S.A.	170
		TOTAL LUXEMBOURG	1,353

MACAU - 0.3%
67,803		Galaxy Entertainment Group Ltd	499
30,218,195	e	MGM China Holdings Ltd	49,347
75,533	e	Sands China Ltd	404
6,405,783		Wynn Macau Ltd	15,785
		TOTAL MACAU	66,035
229

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
MALAYSIA - 0.1%
136,700		AirAsia BHD	$57
160,200		AMMB Holdings BHD	153
14,800		British American Tobacco Malaysia BHD	55
478,316		Bumiputra-Commerce Holdings BHD	602
395,300		Dialog Group BHD	334
303,600		Digi.Com BHD	331
14,500		Fraser & Neave Holdings BHD	124
157,900		Gamuda BHD	151
210,100		Genting BHD	311
14,600		Genting Plantations BHD	38
49,300		HAP Seng Consolidated BHD	120
154,800		Hartalega Holdings BHD	208
69,300		Hong Leong Bank BHD	293
20,800		Hong Leong Credit BHD	86
228,800		IHH Healthcare BHD	306
259,000		IJM Corp BHD	138
196,700		IOI Corp BHD	222
45,300		Kuala Lumpur Kepong BHD	275
397,007		Malayan Banking BHD	839
102,200		Malaysia Airports Holdings BHD	190
228,700		Maxis BHD	298
115,900		MISC BHD	237
6,800		Nestle Malaysia BHD	245
249,400		Petronas Chemicals Group BHD	448
28,100		Petronas Dagangan BHD	159
73,400		Petronas Gas BHD	298
58,480		PPB Group BHD	270
139,100		Press Metal BHD	158
319,800		Public Bank BHD	1,521
64,600		QL Resources BHD	128
293,900		Resorts World BHD	237
152,300		RHB Capital BHD	215
274,200		Sime Darby BHD	149
205,100		Sime Darby Plantation BHD	273
1,153		SP Setia BHD	0	^
117,900		Telekom Malaysia BHD	110
313,300		Tenaga Nasional BHD	1,016
279,643		TM International BHD	283
159,200		Top Glove Corp BHD	183
89,500		Westports Holdings BHD	92
322,800		YTL Corp BHD	77
		TOTAL MALAYSIA	11,230

MEXICO - 0.1%
618,700		Alfa S.A. de C.V. (Class A)	513
55,300	*	Alsea SAB de C.V.	146
3,337,300		America Movil S.A. de C.V. (Series L)	2,665
194,405	e	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	266
1,553,194		Cemex S.A. de C.V.	582
55,500		Coca-Cola Femsa SAB de C.V.	337
20,500	e	El Puerto de Liverpool SAB de C.V.	102
230

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
42,400		Embotelladoras Arca SAB de C.V.	$224
310,200		Fibra Uno Administracion S.A. de C.V.	480
405,400		Fomento Economico Mexicano S.A. de C.V.	3,831
20,875		Gruma SAB de C.V.	214
35,700		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	424
21,185		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	397
162,500		Grupo Bimbo S.A. de C.V. (Series A)	296
46,800		Grupo Carso S.A. de C.V. (Series A1)	173
255,500		Grupo Financiero Banorte S.A. de C.V.	1,428
8,208,527		Grupo Financiero Inbursa S.A.	10,068
752,400		Grupo Mexico S.A. de C.V. (Series B)	2,064
245,700	e	Grupo Televisa S.A.	577
34,110	e	Industrias Penoles S.A. de C.V.	357
57,900		Infraestructura Energetica ,NV SAB de C.V.	272
150,600		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	299
34,100		Megacable Holdings SAB de C.V.	140
112,200		Orbia Advance Corp SAB de C.V.	239
23,390		Promotora y Operadora de Infraestructura SAB de C.V.	239
1,081,200		Wal-Mart de Mexico SAB de C.V.	3,096
		TOTAL MEXICO	29,429

NETHERLANDS - 2.5%
185,909	g	ABN AMRO Group NV (ADR)	3,388
28,704	*,e,g	Adyen NV	23,612
56,832		Aegon NV	260
17,070		Akzo Nobel NV	1,743
22,068	*	Altice NV (Class A)	143
266	*	Altice NV (Class B)	2
372,335		ASML Holding NV	110,232
5,781		DSM NV	756
4,058		Eurocommercial Properties NV	114
152,758	g	Euronext NV	12,486
3,458		EXOR NV	268
3,665		Heineken Holding NV	356
34,368		Heineken NV	3,668
13,673,474		ING Groep NV	164,388
211,218		Koninklijke Ahold Delhaize NV	5,296
806,766		Koninklijke KPN NV	2,387
223,502		Koninklijke Philips Electronics NV	10,926
2,332		Koninklijke Vopak NV	127
9,752		NN Group NV	371
581,150		NXP Semiconductors NV	73,957
84,708	*	Prosus NV	6,340
3,797		Randstad Holdings NV	233
3,276,833		Royal Dutch Shell plc (A Shares)	97,041
301,094		Royal Dutch Shell plc (B Shares)	8,937
3,479	e	Wereldhave NV	79
22,611		Wolters Kluwer NV	1,651
		TOTAL NETHERLANDS	528,761

NEW ZEALAND - 0.0%
22,737	*	a2 Milk Co Ltd	230
30,117		Auckland International Airport Ltd	178
17,862		Fisher & Paykel Healthcare Corp	267
231

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
26,484		Fletcher Building Ltd	$91
95,139		Kiwi Property Group Ltd	100
38,739		Meridian Energy Ltd	130
19,575		Mighty River Power Ltd	67
12,446		Ryman Healthcare Ltd	137
56,899		Telecom Corp of New Zealand Ltd	166
		TOTAL NEW ZEALAND	1,366

NORWAY - 0.3%
983,601	e	Aker BP ASA	32,282
323,016		DNB NOR Holding ASA	6,045
1,001,995		Equinor ASA	19,982
6,518		Gjensidige Forsikring BA	137
42,552		Norsk Hydro ASA	158
23,907		Orkla ASA	242
13,998		PAN Fish ASA	364
3,063		Schibsted ASA (B Shares)	88
57,685		Telenor ASA	1,034
348,900		TGS Nopec Geophysical Co ASA	10,615
5,642		Yara International ASA	235
		TOTAL NORWAY	71,182

PAKISTAN - 0.0%
29,000		Habib Bank Ltd	30
19,200		MCB Bank Ltd	25
125,100		Oil & Gas Development Co Ltd	115
		TOTAL PAKISTAN	170

PERU - 0.0%
23,700		Cia de Minas Buenaventura S.A. (ADR) (Series B)	358
13,900		Credicorp Ltd (NY)	2,962
9,361		Southern Copper Corp (NY)	398
		TOTAL PERU	3,718

PHILIPPINES - 0.1%
211,300		Aboitiz Equity Ventures, Inc	214
159,100		Aboitiz Power Corp	107
4,228	*,†	Altus San Nicolas Corp	0	^
55,740		Ayala Corp	863
1,557,270		Ayala Land, Inc	1,397
414,660		Banco de Oro Universal Bank	1,294
95,440		Bank of the Philippine Islands	166
3,480		Globe Telecom, Inc	139
9,924		GT Capital Holdings, Inc	166
108,220		International Container Term Services, Inc	274
280,300		JG Summit Holdings (Series B)	447
49,520		Jollibee Foods Corp	211
24,010		Manila Electric Co	150
21,817,927		Megaworld Corp	1,726
1,399,900		Metro Pacific Investments Corp	96
184,603		Metropolitan Bank & Trust	242
8,875		PLDT, Inc	174
219,600		Robinsons Land Corp	119
232

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
5,471,450		Robinsons Retail Holdings, Inc	$8,643
23,040		Security Bank Corp	89
24,350		SM Investments Corp	501
1,924,800		SM Prime Holdings	1,598
93,270		Universal Robina	267
		TOTAL PHILIPPINES	18,883

POLAND - 0.0%
54,656	*	Bank Millennium S.A.	84
34,268		Bank Pekao S.A.	907
3,619		Bank Zachodni WBK S.A.	293
1,383	*	BRE Bank S.A.	142
3,283		CCC S.A.	95
6,712		CD Projekt Red S.A.	495
23,486		Cyfrowy Polsat S.A.	173
4,970	*,g	Dino Polska S.A.	189
9,681		Grupa Lotos S.A.	213
13,953	*	KGHM Polska Miedz S.A.	352
127		LPP S.A.	295
215,791		Polish Oil & Gas Co	246
89,922	*	Polska Grupa Energetyczna S.A.	188
84,488		Polski Koncern Naftowy Orlen S.A.	1,911
185,217		Powszechna Kasa Oszczednosci Bank Polski S.A.	1,682
124,303		Powszechny Zaklad Ubezpieczen S.A.	1,313
56,663	*	Telekomunikacja Polska S.A.	106
		TOTAL POLAND	8,684

PORTUGAL - 0.1%
187,801		Energias de Portugal S.A.	815
15,966		Galp Energia SGPS S.A.	268
799,042		Jeronimo Martins SGPS S.A.	13,168
		TOTAL PORTUGAL	14,251

QATAR - 0.0%
166,122	*	Barwa Real Estate Co	162
195,403	*	Commercial Bank of Qatar QSC	253
189,478	*	Industries Qatar QSC	535
366,769	*	Masraf Al Rayan	399
431,443	*	Mesaieed Petrochemical Holding Co	297
73,453	*	Ooredoo QSC	143
58,470	*	Qatar Electricity & Water Co	258
49,032	*	Qatar Fuel QSC	308
148,724	*	Qatar Insurance Co SAQ	129
71,256	*	Qatar International Islamic Bank QSC	189
113,732	*	Qatar Islamic Bank SAQ	479
442,980	*	Qatar National Bank	2,507
		TOTAL QATAR	5,659

ROMANIA - 0.0%
39,497		NEPI Rockcastle plc	349
		TOTAL ROMANIA	349
233

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
RUSSIA - 0.9%
15,339		Evraz plc	$82
1,420,355		Gazprom (ADR)	11,675
130,694		LUKOIL PJSC (ADR)	12,901
39,036		Magnit PJSC (GDR)	471
172,561		MMC Norilsk Nickel PJSC (ADR)	5,261
54,000		Mobile TeleSystems (ADR)	548
25,143		Novatek PJSC (GDR)	5,104
14,802		Novolipetsk Steel PJSC (GDR)	341
14,799		PhosAgro PJSC (GDR)	188
22,380		Polymetal International plc (ADR)	354
5,599		Polyus PJSC (GDR)	317
350,799	*	Rosneft Oil Co PJSC (GDR)	2,529
3,044,405	*	Sberbank of Russia (ADR)	49,928
24,960		Severstal (GDR)	378
397,105		Surgutneftegaz (ADR) (London)	3,205
68,985		Tatneft PJSC (ADR)	5,081
189,922		VTB Bank PJSC (GDR) Tradegate	278
12,705		X5 Retail Group NV (GDR)	438
1,927,526	*	Yandex NV	83,828
		TOTAL RUSSIA	182,907

SAUDI ARABIA - 0.1%
11,313		Advanced Petrochemical Co	149
122,454		Al Rajhi Bank	2,135
75,412		Alinma Bank	510
25,789		Almarai Co JSC	341
60,183		Arab National Bank	440
36,609		Bank AlBilad	262
41,963		Bank Al-Jazira	168
54,157		Banque Saudi Fransi	547
2,711		Bupa Arabia for Cooperative Insurance Co	74
6,319	*	Co for Cooperative Insurance	129
57,686	*	Dar Al Arkan Real Estate Development Co	169
39,262	*	Emaar Economic City	100
36,922	*	Etihad Etisalat Co	246
5,639		Jarir Marketing Co	249
118,991		National Commercial Bank	1,562
34,392	*	National Industrialization Co	126
25,086	*	Rabigh Refining & Petrochemical Co	145
118,468		Riyad Bank	758
39,451		Sahara International Petrochemical Co	189
97,022		Samba Financial Group	839
3,464		Saudi Airlines Catering Co	95
17,043		Saudi Arabian Fertilizer Co	352
43,243	*	Saudi Arabian Mining Co	512
99,815	*,g	Saudi Arabian Oil Co	938
76,548		Saudi Basic Industries Corp	1,918
73,140		Saudi British Bank	676
7,896		Saudi Cement Co	148
85,134		Saudi Electricity Co	459
24,689		Saudi Industrial Investment Group	158
80,039	*	Saudi Kayan Petrochemical Co	237
39,502		Saudi Telecom Co	1,072
27,961	*	Savola Group	256
234

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
24,120		Yanbu National Petrochemical Co	$360
		TOTAL SAUDI ARABIA	16,319

SINGAPORE - 0.2%
325,212		Ascendas REIT	718
20,200	e,g	BOC Aviation Ltd	205
282,446		CapitaCommercial Trust	418
1,782,946	e	CapitaLand Ltd	4,975
79,617		CapitaMall Trust	146
54,800		City Developments Ltd	446
64,748		ComfortDelgro Corp Ltd	115
353,030		DBS Group Holdings Ltd	6,807
196,592		Genting Singapore Ltd	135
3,066		Jardine Cycle & Carriage Ltd	69
45,268	e	Keppel Corp Ltd	228
5,074,200	e	K-REIT Asia	4,678
60,900		Mapletree Commercial Trust	108
513,112		Oversea-Chinese Banking Corp	4,198
29,548		SembCorp Industries Ltd	50
16,984	e	Singapore Airlines Ltd	114
21,600		Singapore Airport Terminal Services Ltd	81
302,543	e	Singapore Exchange Ltd	1,993
49,025	e	Singapore Press Holdings Ltd	79
48,207		Singapore Technologies Engineering Ltd	141
958,691	e	Singapore Telecommunications Ltd	2,404
1,200		Singapore Telecommunications Ltd	3
266,500	e	Suntec Real Estate Investment Trust	365
209,243		United Overseas Bank Ltd	4,115
61,431		UOL Group Ltd	380
8,500		Venture Corp Ltd	103
59,762		Wilmar International Ltd	183
		TOTAL SINGAPORE	33,257

SOUTH AFRICA - 0.3%
145,453		Absa Group Ltd	1,551
5,361		Anglo American Platinum Ltd	500
97,202		Anglo American plc (London)	2,792
41,099		AngloGold Ashanti Ltd	934
80,106	*	Aspen Pharmacare Holdings Ltd	683
69,547		Bid Corp Ltd	1,640
64,229		Bidvest Group Ltd	939
4,493		Capitec Bank Holdings Ltd	464
25,991		Clicks Group Ltd	476
77,297		Discovery Holdings Ltd	666
27,582		Exxaro Resources Ltd	258
333,512		FirstRand Ltd	1,496
115,562		Fortress REIT Ltd (Class A)	159
23,145	e	Foschini Ltd	247
80,992		Gold Fields Ltd	553
768,869		Growthpoint Properties Ltd	1,214
79,674	*	Impala Platinum Holdings Ltd	814
28,982		Investec Ltd	172
6,048	e	Kumba Iron Ore Ltd	180
10,886		Liberty Holdings Ltd	86
235

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
145,644		Life Healthcare Group Holdings Pte Ltd	$256
82,825		Momentum Metropolitan Holdings	129
26,567		Mr Price Group Ltd	347
348,702	e	MTN Group Ltd	2,056
113,082	*	MultiChoice Group Ltd	942
112,719		Naspers Ltd (N Shares)	18,446
61,460		Nedbank Group Ltd	941
36,436	*	Northam Platinum Ltd	322
84,735	g	Pepkor Holdings Ltd	109
37,794		Pick’n Pay Stores Ltd	172
15,162		PSG Group Ltd	253
79,498		Rand Merchant Investment Holdings Ltd	175
580,065		Redefine Properties Ltd	313
112,413		Remgro Ltd	1,568
152,657		RMB Holdings Ltd	878
333,912		Sanlam Ltd	1,887
144,996		Sasol Ltd	3,146
95,516		Shoprite Holdings Ltd	859
229,373	*	Sibanye Gold Ltd	586
19,807		Spar Group Ltd	280
266,533		Standard Bank Group Ltd	3,206
27,551		Telkom S.A. Ltd	69
16,829	e	Tiger Brands Ltd	253
128,224		Vodacom Group Pty Ltd	1,056
97,043		Woolworths Holdings Ltd	337
		TOTAL SOUTH AFRICA	54,410

SPAIN - 0.3%
8,347		ACS Actividades Construccion y Servicios S.A.	335
2,151	g	Aena S.A.	412
251,387		Amadeus IT Holding S.A.	20,588
6,989	*	AmRest Holdings SE	80
212,526		Banco Bilbao Vizcaya Argentaria S.A.	1,193
181,620		Banco de Sabadell S.A.	213
68,033		Banco Santander S.A.	284
1,954,066		Banco Santander S.A. (AQXE)	8,193
39,452		Bankia S.A.	84
21,291		Bankinter S.A.	156
114,468		CaixaBank S.A.	360
7,985	*,g	Cellnex Telecom SAU	344
34,340		Corp Mapfre S.A.	91
7,831	e	Enagas	200
351,627	e	Endesa S.A.	9,390
15,661		Ferrovial S.A.	475
52,279		Gas Natural SDG S.A.	1,316
9,504		Grifols S.A.	336
1,009,596		Iberdrola S.A.	10,404
206,694		Industria De Diseno Textil S.A.	7,305
17,395		Inmobiliaria Colonial S.A.	222
8,117		Lar Espana Real Estate Socimi S.A.	65
108,528	*,†,e	Let’s GOWEX S.A.	1
28,991		Merlin Properties Socimi S.A.	417
67,056		Red Electrica Corp S.A.	1,351
108,821		Repsol YPF S.A.	1,710
236

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
7,526	e	Siemens Gamesa Renewable Energy	$133
771,747		Telefonica S.A.	5,397
		TOTAL SPAIN	71,055

SWEDEN - 0.4%
10,025		Alfa Laval AB	253
559,033		Assa Abloy AB	13,068
52,360		Atlas Copco AB (A Shares)	2,090
12,437		Atlas Copco AB (B Shares)	432
567		Autoliv, Inc	48
382,614		Boliden AB	10,162
11,596		Castellum AB	272
7,174		Electrolux AB (Series B)	176
12,229		Epiroc AB	145
21,006		Epiroc AB (Class A)	257
237,821		Ericsson (LM) (B Shares)	2,078
19,322		Essity AB	622
27,832		Fabege AB	462
25,512	*	Fastighets AB Balder	1,181
69,279	e	Hennes & Mauritz AB (B Shares)	1,413
367,666		Hexagon AB (B Shares)	20,608
13,535		Husqvarna AB (B Shares)	109
2,885		ICA Gruppen AB	135
5,593		Industrivarden AB	135
467,783	e	Intrum Justitia AB	13,954
14,507		Investor AB (B Shares)	792
7,621		Kinnevik AB	187
23,193		Kungsleden AB	244
2,285		Lundbergs AB (B Shares)	100
110,854		Lundin Petroleum AB	3,764
35,981		Sandvik AB	701
13,582	*	SAS AB	22
9,942		Securitas AB (B Shares)	171
530,201		Skandinaviska Enskilda Banken AB (Class A)	4,986
10,838		Skanska AB (B Shares)	245
12,120		SKF AB (B Shares)	245
48,946		Svenska Handelsbanken AB	527
28,864	e	Swedbank AB (A Shares)	429
5,415		Swedish Match AB	279
15,913		Tele2 AB (B Shares)	231
87,132		TeliaSonera AB	374
117,973		Volvo AB (B Shares)	1,975
		TOTAL SWEDEN	82,872

SWITZERLAND - 3.0%
488,497		ABB Ltd	11,784
4,940		Adecco S.A.	312
526,591	*	Alcon, Inc	29,827
1,553		Baloise Holding AG.	281
96	e	Barry Callebaut AG.	212
86,535		Cie Financiere Richemont S.A.	6,763
6,299		Clariant AG.	141
6,356		Coca-Cola HBC AG.	216
7,686,556		Credit Suisse Group	103,904
237

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,291	e	Dufry Group	$128
261		EMS-Chemie Holding AG.	172
2,918		Geberit AG.	1,638
721		Givaudan S.A.	2,259
833,830		Glencore Xstrata plc	2,596
27,234		Holcim Ltd	1,511
7,131		Julius Baer Group Ltd	368
1,719		Kuehne & Nagel International AG.	290
8,116		LafargeHolcim Ltd	446
29		Lindt & Spruengli AG.	225
4		Lindt & Spruengli AG. (Registered)	353
319,225		Lonza Group AG.	116,456
747,644		Nestle S.A.	80,944
661,767		Novartis AG.	62,662
1,315		Pargesa Holding S.A.	109
596	e	Partners Group	546
1,769		Phonak Holding AG.	404
4,058		PSP Swiss Property AG.	560
493,514		Roche Holding AG.	160,393
1,296		Schindler Holding AG.	330
604		Schindler Holding AG. (Registered)	148
169		SGS S.A.	463
10,255		Sika AG.	1,926
410,947		STMicroelectronics NV	11,088
329		Straumann Holding AG.	323
802	e	Swatch Group AG.	224
2,317	e	Swatch Group AG. (Registered)	122
1,068		Swiss Life Holding	536
9,791		Swiss Prime Site AG.	1,133
25,535		Swiss Re Ltd	2,869
823	e	Swisscom AG.	436
2,082		Temenos Group AG.	329
397,702		UBS AG.	5,019
1,449	e	Vifor Pharma AG.	264
76,469		Zurich Financial Services AG.	31,367
		TOTAL SWITZERLAND	642,077

TAIWAN - 1.8%
50,000		Accton Technology Corp	281
301,000		Acer, Inc	179
34,000		Advantech Co Ltd	343
12,000		Airtac International Group	188
346,000		ASE Industrial Holding Co Ltd	964
220,000		Asia Cement Corp	352
72,000		Asustek Computer, Inc	556
949,000		AU Optronics Corp	318
1,157,189		Catcher Technology Co Ltd	8,765
788,412		Cathay Financial Holding Co Ltd	1,119
1,539,834		Chailease Holding Co Ltd	7,098
537,529		Chang Hwa Commercial Bank	407
196,000		Cheng Shin Rubber Industry Co Ltd	273
53,335		Chicony Electronics Co Ltd	158
204,000		China Airlines	62
1,248,000		China Development Financial Holding Corp	405
238

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
266,250	*	China Life Insurance Co Ltd (Taiwan)	$227
1,197,000		China Steel Corp	955
1,847,000		Chinatrust Financial Holding Co	1,382
813,000		Chunghwa Telecom Co Ltd	2,982
411,000		Compal Electronics, Inc	259
872,727		Dadi Early-Childhood Education Group Ltd	7,002
196,000		Delta Electronics, Inc	992
1,027,936		E.Sun Financial Holding Co Ltd	958
19,000		Eclat Textile Co Ltd	256
171,078		Eva Airways Corp	78
244,731	*	Evergreen Marine Corp Tawain Ltd	101
347,000		Far Eastern Textile Co Ltd	346
161,000		Far EasTone Telecommunications Co Ltd	387
35,200		Feng TAY Enterprise Co Ltd	229
989,359		First Financial Holding Co Ltd	783
680,000		Formosa Chemicals & Fibre Corp	1,987
305,000		Formosa Petrochemical Corp	992
1,124,000		Formosa Plastics Corp	3,743
78,000		Formosa Taffeta Co Ltd	89
89,000		Foxconn Technology Co Ltd	197
1,390,000		Fubon Financial Holding Co Ltd	2,153
990,000		Fuhwa Financial Holdings Co Ltd	667
29,000		Giant Manufacturing Co Ltd	206
1,555,000		Globalwafers Co Ltd	19,914
84,000		Highwealth Construction Corp	130
24,677		Hiwin Technologies Corp	232
2,569,000		Hon Hai Precision Industry Co, Ltd	7,793
1,535,678		Hota Industrial Manufacturing Co Ltd	5,897
29,000		Hotai Motor Co Ltd	661
763,636		Hua Nan Financial Holdings Co Ltd	561
934,000		InnoLux Display Corp	260
253,000		Inventec Co Ltd	193
121,604		Largan Precision Co Ltd	20,313
218,000		Lite-On Technology Corp	359
1,246,242		MediaTek, Inc	18,466
1,093,000		Mega Financial Holding Co Ltd	1,116
68,000		Micro-Star International Co Ltd	197
1,045,000		Nan Ya Plastics Corp	2,540
122,000		Nanya Technology Corp	341
16,000		Nien Made Enterprise Co Ltd	148
57,000		Novatek Microelectronics Corp Ltd	418
196,000		Pegatron Technology Corp	448
16,000		Phison Electronics Corp	182
215,000		Pou Chen Corp	281
77,000		Powertech Technology, Inc	256
57,000		President Chain Store Corp	579
267,000		Quanta Computer, Inc	574
49,000		Realtek Semiconductor Corp	385
50,400		Ruentex Development Co Ltd	76
34,600		Ruentex Industries Ltd	85
335,999		Shanghai Commercial & Savings Bank Ltd	584
1,089,559		Shin Kong Financial Holding Co Ltd	377
1,065,300		SinoPac Financial Holdings Co Ltd	462
38,000		Standard Foods Corp	88
239

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
127,000		Synnex Technology International Corp	$159
941,730		Taishin Financial Holdings Co Ltd	456
553,064		Taiwan Business Bank	233
494,789		Taiwan Cement Corp	722
892,442		Taiwan Cooperative Financial Holding	618
203,000		Taiwan High Speed Rail Corp	260
168,000		Taiwan Mobile Co Ltd	628
21,223,500		Taiwan Semiconductor Manufacturing Co Ltd	234,898
203,000	*	Tatung Co Ltd	143
490,000		Uni-President Enterprises Corp	1,215
2,401,000		United Microelectronics Corp	1,316
92,000		Vanguard International Semiconductor Corp	243
30,000		Walsin Technology Corp	239
33,000		Win Semiconductors Corp	325
302,000		Winbond Electronics Corp	197
285,690		Wistron Corp	270
8,000		Wiwynn Corp	169
137,640		WPG Holdings Co Ltd	180
25,339		Yageo Corp	369
52,000		Zhen Ding Technology Holding Ltd	249
		TOTAL TAIWAN	375,244

THAILAND - 0.1%
118,400		Advanced Info Service PCL (Foreign)	841
424,000		Airports of Thailand PCL (Foreign)	1,050
66,900		B Grimm Power PCL	117
46,400		Bangkok Bank PCL (Foreign)	247
963,000		Bangkok Dusit Medical Services PCL (Foreign)	835
777,700		Bangkok Expressway & Metro PCL	283
535,000		Banpu PCL (Foreign)	212
108,500		Berli Jucker PCL	152
635,190		BTS Group Holdings PCL	280
45,200		Bumrungrad Hospital PCL (Foreign)	222
225,600		Central Pattana PCL (Foreign)	468
373,900		Charoen Pokphand Foods PCL	343
576,000		CP Seven Eleven PCL (Foreign)	1,388
27,500		Electricity Generating PCL	301
169,000		Energy Absolute PCL (Foreign)	246
70,800		Global Power Synergy Co Ltd (Foreign)	202
48,600		Gulf Energy Development PCL	269
545,600		Home Product Center PCL (Foreign)	291
176,300		Indorama Ventures PCL (Foreign)	205
224,500		Intouch Holdings PCL (Class F)	429
1,446,800		IRPC PCL (Foreign)	177
197,900		Kasikornbank PCL (Foreign)	994
350,500		Krung Thai Bank PCL (Foreign)	192
844,400		Land and Houses PCL Co Reg	276
268,600		Minor International PCL (Foreign)	322
60,000		Muangthai Capital PCL	127
72,400		Osotspa PCL	98
161,000		PTT Exploration & Production PCL (Foreign)	668
245,000		PTT Global Chemical PCL (Foreign)	465
1,756,200		PTT PCL (Foreign)	2,577
72,400		Ratch Group PCL	166
240

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
48,300		Robinson PCL	$106
79,900		Siam Cement PCL (Foreign)	1,033
86,100		Siam Commercial Bank PCL (Foreign)	350
66,600		Srisawad Corp PCL	152
119,400		Thai Oil PCL (Foreign)	277
327,000		Thai Union Group PCL	147
1,894,284		TMB Bank PCL (Foreign)	106
75,300		Total Access Communication PCL (Foreign)	134
1,215,700		True Corp PCL (Foreign)	186
		TOTAL THAILAND	16,934

TURKEY - 0.0%
282,214	*	Akbank TAS	384
19,492		Anadolu Efes Biracilik Ve Malt Sanayii AS	76
22,322	*	Arcelik AS	78
39,393		Aselsan Elektronik Sanayi Ve Ticaret AS	139
42,676		BIM Birlesik Magazalar AS	335
145,748		Eregli Demir ve Celik Fabrikalari TAS	221
6,702		Ford Otomotiv Sanayi AS	80
90,263		Haci Omer Sabanci Holding AS	145
156,660		KOC Holding AS	535
19,701		TAV Havalimanlari Holding AS	97
13,617		Tupras Turkiye Petrol Rafine	290
48,480	*	Turk Hava Yollari	118
230,367		Turkcell Iletisim Hizmet AS	534
2,133,327	*	Turkiye Garanti Bankasi AS	3,995
142,173	*	Turkiye Is Bankasi (Series C)	153
		TOTAL TURKEY	7,180

UNITED ARAB EMIRATES - 0.0%
276,800		Abu Dhabi Commercial Bank PJSC	598
378,335	*	Aldar Properties PJSC	223
36,008		DP World Ltd	472
166,028	*	Dubai Islamic Bank PJSC	249
257,595	*	Emaar Malls Group PJSC	129
919,021		Emaar Properties PJSC	1,007
366,909		Emirates Telecommunications Group Co PJSC	1,634
267,537	*	National Bank of Abu Dhabi PJSC	1,106
611,700	*,g	Network International Holdings plc	5,178
3,082	e	NMC Health plc	72
		TOTAL UNITED ARAB EMIRATES	10,668

UNITED KINGDOM - 4.9%
31,005		3i Group plc	451
6,022		Admiral Group plc	184
1,300,693		Ashtead Group plc	41,589
543,745		Associated British Foods plc	18,705
1,175,400		AstraZeneca plc	117,648
29,463	g	Auto Trader Group plc	233
2,042		Aveva Group plc	126
124,837		Aviva plc	693
247,316		BAE Systems plc	1,852
1,307,877		Barclays plc	3,119
241

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
32,443		Barratt Developments plc	$321
1,028,700		Beazley plc	7,569
3,804		Berkeley Group Holdings plc	245
51,000		Big Yellow Group plc	810
5,390,100	*	boohoo.com plc	21,269
5,081,916		BP plc	31,969
267,722		BP plc (ADR)	10,104
441,674		British American Tobacco plc	18,772
1,050,331		British Land Co plc	8,887
631,513		BT Group plc	1,609
586,980	e	Bunzl plc	16,054
13,113		Burberry Group plc	383
23,193		Capital & Counties Properties	80
185,150		Centrica plc	219
84,043		CK Hutchison Holdings Ltd	801
2,349,522		CNH Industrial NV	25,798
7,366		Coca-Cola European Partners plc (Class A)	375
249,982		Compass Group plc	6,265
4,093		Croda International plc	278
3,134	e	DCC plc	272
404,000		Dechra Pharmaceuticals plc	15,534
15,690		Derwent London plc	833
372,300		Diageo plc	15,687
43,777		Direct Line Insurance Group plc	181
5,222	e	easyJet plc	98
2,564,972	e	Electrocomponents plc	23,070
74,161		Experian Group Ltd	2,514
490,003		Fevertree Drinks plc	13,570
34,587		Fiat DaimlerChrysler Automobiles NV	513
1,054,977		GlaxoSmithKline plc	24,789
118,000		Great Portland Estates plc	1,347
50,753		Group 4 Securicor plc	147
18,495		GVC Holdings plc	217
12,095	e	Halma plc	339
9,068		Hargreaves Lansdown plc	233
1,531,904		HSBC Holdings plc	11,992
30,378		Imperial Tobacco Group plc	752
39,891		Informa plc	454
5,511		InterContinental Hotels Group plc	379
5,142		Intertek Group plc	398
2,753	*,e	Intu Properties plc	1
115,509		ITV plc	231
56,117		J Sainsbury plc	171
13,846		JD Sports Fashion plc	154
6,168		Johnson Matthey plc	245
1,224,814	*	Just Eat plc	13,551
67,072		Kingfisher plc	193
132,433		Land Securities Group plc	1,738
190,073		Legal & General Group plc	764
149,054	*	Liberty Global plc (Class A)	3,390
2,855	*	Liberty Global plc (Class C)	62
114,356		Linde plc	24,346
671,406		Linde plc (Xetra)	144,064
142,400,808		Lloyds TSB Group plc	117,968
242

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
69,235		London Stock Exchange Group plc	$7,115
1,214,819	*	M&G plc	3,817
2,859,991		Man Group plc	5,990
61,960		Marks & Spencer Group plc	176
24,498		Meggitt plc	213
154,825		Melrose Industries plc	493
10,782		Micro Focus International plc	151
9,789		Micro Focus International plc (ADR)	137
37,002		Mondi plc	868
268,397		National Grid plc	3,354
18,551		Next plc	1,729
14,649	*	Ocado Ltd	249
487,711	e	Old Mutual Ltd	685
24,874		Pearson plc	210
10,151		Persimmon plc	363
1,216,098		Prudential plc	23,301
286,079		Reckitt Benckiser Group plc	23,238
640,967		RELX plc	16,180
58,918		Rentokil Initial plc	353
54,766		Rolls-Royce Group plc	495
6,985,790	*	Rolls-Royce Holdings plc	9
154,134		Royal Bank of Scotland Group plc	494
32,870		RSA Insurance Group plc	246
63,000		Safestore Holdings plc	673
34,682		Sage Group plc	344
4,063		Schroders plc	179
79,210		Scottish & Southern Energy plc	1,511
168,171		Segro plc	2,003
7,579		Severn Trent plc	252
17,395		Shaftesbury plc	218
27,869		Smith & Nephew plc	672
12,616		Smiths Group plc	282
2,346		Spirax-Sarco Engineering plc	276
16,952		St. James’s Place plc	261
522,142		Standard Chartered plc	4,920
76,473		Standard Life Aberdeen plc	333
104,524		Taylor Wimpey plc	268
2,904		TechnipFMC plc (Euro OTC)	62
28,810,937		Tesco plc	97,370
4,722,100		Tritax Big Box REIT plc	9,318
474,530		Unilever NV	27,234
451,728		Unilever plc	25,858
21,728		United Utilities Group plc	272
6,370,025		Vodafone Group plc	12,367
8,226		Weir Group plc	165
12,571		Whitbread plc	807
877		Willis Towers Watson plc	177
76,437	e	WM Morrison Supermarkets plc	202
527,916		WPP plc	7,429
		TOTAL UNITED KINGDOM	1,039,924

UNITED STATES - 54.1%
50,140		3M Co	8,846
947		A.O. Smith Corp	45
243

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,524,080		Abbott Laboratories	$132,382
948,384		AbbVie, Inc	83,970
310	*	Abiomed, Inc	53
100,000	*	Acacia Communications, Inc	6,781
91,768		Accenture plc	19,324
353,436		Activision Blizzard, Inc	21,001
242		Acuity Brands, Inc	33
86,459	*	Adobe, Inc	28,515
486		Advance Auto Parts, Inc	78
1,278,537	*	Advanced Micro Devices, Inc	58,634
4,509		AES Corp	90
47,197		Aflac, Inc	2,497
19,036		Agilent Technologies, Inc	1,624
3,727		AGNC Investment Corp	66
12,000		Agree Realty Corp	842
99,025		Air Products & Chemicals, Inc	23,270
1,120	*	Akamai Technologies, Inc	97
12,049		Albemarle Corp	880
20,770		Alexandria Real Estate Equities, Inc	3,356
38,654	*	Alexion Pharmaceuticals, Inc	4,180
516	*	Align Technology, Inc	144
6,353	*	Alleghany Corp	5,080
128,809		Allergan plc	24,624
279		Alliance Data Systems Corp	31
230,710		Alliant Energy Corp	12,624
22,215		Allstate Corp	2,498
2,661		Ally Financial, Inc	81
755	*	Alnylam Pharmaceuticals, Inc	87
127,465	*	Alphabet, Inc (Class A)	170,725
177,075	*	Alphabet, Inc (Class C)	236,753
118,880	*	Altice USA, Inc	3,250
235,206		Altria Group, Inc	11,739
151,105	*	Amazon.com, Inc	279,218
11,058		Amcor plc	120
58		Amerco, Inc	22
1,668		Ameren Corp	128
700		American Airlines Group, Inc	20
25,940		American Electric Power Co, Inc	2,452
566,229		American Express Co	70,490
517		American Financial Group, Inc	57
45,000		American Homes 4 Rent	1,179
613,516		American International Group, Inc	31,492
49,439		American Tower Corp	11,362
1,229		American Water Works Co, Inc	151
70,000		Americold Realty Trust	2,454
888		Ameriprise Financial, Inc	148
1,063		AmerisourceBergen Corp	90
1,550		Ametek, Inc	155
159,156		Amgen, Inc	38,368
2,019		Amphenol Corp (Class A)	219
69,454		Analog Devices, Inc	8,254
9,916		Annaly Capital Management, Inc	93
571	*	Ansys, Inc	147
28,438		Anthem, Inc	8,589
244

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,602		Aon plc	$334
2,595		Apache Corp	66
384,100		Apollo Global Management, Inc	18,325
2,209,351		Apple, Inc	648,776
162,179		Applied Materials, Inc	9,899
504,183		Aptiv plc	47,882
1,463		Aqua America, Inc	69
1,678		ARAMARK Holdings Corp	73
2,751	*	Arch Capital Group Ltd	118
3,782		Archer-Daniels-Midland Co	175
2,691		Arconic, Inc	83
365	*	Arista Networks, Inc	74
560	*	Arrow Electronics, Inc	47
1,263		Arthur J. Gallagher & Co	120
85,734		Ashland Global Holdings, Inc	6,561
61,629		Associated Banc-Corp	1,358
413		Assurant, Inc	54
4,222,463		AT&T, Inc	165,014
173,013	*	Athene Holding Ltd	8,137
803		Atmos Energy Corp	90
1,492	*	Autodesk, Inc	274
25,374		Automatic Data Processing, Inc	4,326
166	*	AutoZone, Inc	198
14,947		AvalonBay Communities, Inc	3,134
573		Avery Dennison Corp	75
604,831		AXA Equitable Holdings, Inc	14,988
262,598	*	Axalta Coating Systems Ltd	7,983
38,320		Axis Capital Holdings Ltd	2,278
4,291		Baker Hughes a GE Co	110
2,147		Ball Corp	139
5,215,279		Bank of America Corp	183,682
79,509		Bank of New York Mellon Corp	4,002
26,257	*	Bausch Health Cos, Inc	786
679,516		Baxter International, Inc	56,821
29,421		Becton Dickinson & Co	8,002
197,067	*	Berkshire Hathaway, Inc (Class B)	44,636
429,270	*	Berry Global Group, Inc	20,386
1,633		Best Buy Co, Inc	143
16,253	*	Biogen Inc	4,823
1,220	*	BioMarin Pharmaceutical, Inc	103
150	*	Bio-Rad Laboratories, Inc (Class A)	56
1,011	*	Black Knight, Inc	65
788		BlackRock, Inc	396
46,362		Blackstone Group, Inc	2,593
744,658		Boeing Co	242,580
4,699	*	Booking Holdings, Inc	9,650
949		Booz Allen Hamilton Holding Co	68
1,412		BorgWarner, Inc	61
10,050		Boston Properties, Inc	1,386
1,442,508	*	Boston Scientific Corp	65,230
1,058,121		Bristol-Myers Squibb Co	67,921
249,094		Broadcom, Inc	78,719
777		Broadridge Financial Solutions, Inc	96
1,616		Brown & Brown, Inc	64
245

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
2,096		Brown-Forman Corp (Class B)	$142
966		Bunge Ltd	56
386,149		Burford Capital Ltd	3,639
451	*	Burlington Stores, Inc	103
2,873		Cabot Oil & Gas Corp	50
1,904	*	Cadence Design Systems, Inc	132
654		Camden Property Trust	69
1,125		Campbell Soup Co	56
48,688		Capital One Financial Corp	5,010
809,300	*	Capri Holdings Ltd	30,875
2,026		Cardinal Health, Inc	102
1,125	*	CarMax, Inc	99
2,866		Carnival Corp	146
5,101		Carnival plc	245
678,666		Caterpillar, Inc	100,225
760		CBOE Global Markets, Inc	91
2,173	*	CBRE Group, Inc	133
824		CDK Global, Inc	45
101,524		CDW Corp	14,502
841		Celanese Corp (Series A)	104
2,813	*	Centene Corp	177
49,421		Centerpoint Energy, Inc	1,348
6,677		CenturyLink, Inc	88
54,164		Cerner Corp	3,975
135,652		CF Industries Holdings, Inc	6,476
923		CH Robinson Worldwide, Inc	72
980,502		Charles Schwab Corp	46,633
15,429	*	Charter Communications, Inc	7,484
20,631	*	Cheniere Energy, Inc	1,260
1,425,310		Chevron Corp	171,764
179	*	Chipotle Mexican Grill, Inc (Class A)	150
169,611		Chubb Ltd	26,402
1,680		Church & Dwight Co, Inc	118
88,159		Cigna Corp	18,028
1,054		Cincinnati Financial Corp	111
592		Cintas Corp	159
1,355,090		Cisco Systems, Inc	64,990
2,040,131		Citigroup, Inc	162,986
387,400		Citizens Financial Group, Inc	15,732
887		Citrix Systems, Inc	98
854		Clorox Co	131
57,048		CME Group, Inc	11,451
1,930		CMS Energy Corp	121
3,629,841		Coca-Cola Co	200,912
1,163		Cognex Corp	65
31,955		Cognizant Technology Solutions Corp (Class A)	1,982
300,000	*	Coherus Biosciences, Inc	5,402
233,116		Colgate-Palmolive Co	16,048
1,302,245		Comcast Corp (Class A)	58,562
1,018		Comerica, Inc	73
44,638		ConAgra Brands, Inc	1,528
790,615		Concho Resources, Inc	69,234
1,063,422		ConocoPhillips	69,154
2,257		Consolidated Edison, Inc	204
246

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
15,034		Constellation Brands, Inc (Class A)	$2,853
500		Continental Resources, Inc	17
4,974		Cooper Cos, Inc	1,598
1,401	*	Copart, Inc	127
65,434		Corning, Inc	1,905
1,393,058		Corteva, Inc	41,179
248	*	CoStar Group, Inc	148
600,953		Costco Wholesale Corp	176,632
7,160		Coty, Inc	81
182,936	*	Cree, Inc	8,443
60,109		Crown Castle International Corp	8,545
1,294,396	*	Crown Holdings, Inc	93,895
917,974		CSX Corp	66,425
1,018		Cummins, Inc	182
358,455		CVS Health Corp	26,630
1,175	*	CyberArk Software Ltd	137
370,000		Cypress Semiconductor Corp	8,632
16,000		CyrusOne, Inc	1,047
197,964		Danaher Corp	30,384
835		Darden Restaurants, Inc	91
699	*	DaVita, Inc	52
87,246		Deere & Co	15,116
166,851		Delek US Holdings, Inc	5,595
1,073	*	Dell Technologies, Inc	55
1,101		Delta Air Lines, Inc	64
1,525		Dentsply Sirona, Inc	86
3,077		Devon Energy Corp	80
20,620	*	DexCom, Inc	4,510
502,212		Diamondback Energy, Inc	46,635
9,417		Digital Realty Trust, Inc	1,128
2,166		Discover Financial Services	184
1,046	*,e	Discovery, Inc (Class A)	34
2,543	*	Discovery, Inc (Class C)	78
20,235	*	DISH Network Corp (Class A)	718
709	*	DocuSign, Inc	53
30,936		Dollar General Corp	4,825
1,609	*	Dollar Tree, Inc	151
163,807		Dominion Energy Inc	13,567
266		Domino’s Pizza, Inc	78
987		Dover Corp	114
1,672,831		Dow, Inc	91,554
2,389		DR Horton, Inc	126
1,491	*	Dropbox, Inc	27
1,246		DTE Energy Co	162
103,103		Duke Energy Corp	9,404
22,452		Duke Realty Corp	778
394,116		DuPont de Nemours, Inc	25,302
1,799		DXC Technology Co	68
23,716		E*TRADE Financial Corp	1,076
1,041		East West Bancorp, Inc	51
62,662		Eastman Chemical Co	4,967
130,485		Eaton Corp	12,360
763		Eaton Vance Corp	36
194,988		eBay, Inc	7,041
247

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
15,616		Ecolab, Inc	$3,014
29,435		Edison International	2,220
358,445	*	Edwards Lifesciences Corp	83,622
2,423	*	Elanco Animal Health, Inc	71
70,966	*	Electronic Arts, Inc	7,630
230,125		Eli Lilly & Co	30,245
539,725		Emerson Electric Co	41,159
77,886		Entergy Corp	9,331
158,476	*	Envista Holdings Corp	4,697
743,585		EOG Resources, Inc	62,283
373	*	EPAM Systems, Inc	79
821		Equifax, Inc	115
2,077		Equinix, Inc	1,212
46,176		Equity Lifestyle Properties, Inc	3,250
34,519		Equity Residential	2,793
144		Erie Indemnity Co (Class A)	24
8,446		Essex Property Trust, Inc	2,541
38,003		Estee Lauder Cos (Class A)	7,849
30,277		Everest Re Group Ltd	8,382
1,601		Evergy, Inc	104
2,198		Eversource Energy	187
10,994	*	Exact Sciences Corp	1,017
130,645		Exelon Corp	5,956
13,326		Expedia Group Inc	1,441
1,157		Expeditors International of Washington, Inc	90
11,876		Extra Space Storage, Inc	1,254
1,124,279	d	Exxon Mobil Corp	78,452
407	*	F5 Networks, Inc	57
1,185,754	*	Facebook, Inc	243,376
259		Factset Research Systems, Inc	69
3,898		Fastenal Co	144
14,511		Federal Realty Investment Trust	1,868
110,642		FedEx Corp	16,730
18,895		Ferguson plc	1,720
1,864		Fidelity National Financial Inc	85
251,551		Fidelity National Information Services, Inc	34,988
148,115		Fifth Third Bancorp	4,553
1,138		First Republic Bank	134
1,218,348		FirstEnergy Corp	59,212
111,822	*	Fiserv, Inc	12,930
588	*	FleetCor Technologies, Inc	169
3,466	*	Flextronics International Ltd	44
918		FLIR Systems, Inc	48
896		Flowserve Corp	45
885		FMC Corp	88
26,641		Ford Motor Co	248
988	*	Fortinet, Inc	105
200,718		Fortive Corp	15,333
947		Fortune Brands Home & Security, Inc	62
2,414		Fox Corp (Class A)	89
1,166		Fox Corp (Class B)	42
2,061		Franklin Resources, Inc	54
2,899,708		Freeport-McMoRan, Inc (Class B)	38,044
555,725		Gaming and Leisure Properties, Inc	23,924
248

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,762		Gap, Inc	$31
903		Garmin Ltd	88
612	*	Gartner, Inc	94
14,884		General Dynamics Corp	2,625
3,664,063		General Electric Co	40,891
31,999		General Mills, Inc	1,714
69,850,000	*,†	General Motors Co	0
67,594		General Motors Co	2,474
13,592,224	*,†	General Motors Co	0
29,845,445	*,†	General Motors Co	0
26,439,985	*,†	General Motors Co	0
4,461,000	*,†	General Motors Co	0
19,417,463	*,†	General Motors Co	0
61,921,000	*,†,e	General Motors Co	0
18,159,000	*,†	General Motors Co	0
530,757	*,†	General Motors Co	0
18,106,794	*,†,e	General Motors Co	0
993		Genuine Parts Co	105
255,347		Gilead Sciences, Inc	16,592
2,038		Global Payments, Inc	372
702		Globe Life, Inc	74
1,205	*	GoDaddy, Inc	82
72,994		Goldman Sachs Group, Inc	16,784
682	*,e	GrubHub, Inc	33
79,719	*	Guidewire Software, Inc	8,751
91,436		Halliburton Co	2,237
2,452		Hanesbrands, Inc	36
1,074		Harley-Davidson, Inc	40
214,312		Hartford Financial Services Group, Inc	13,024
875		Hasbro, Inc	92
16,249		HCA Healthcare, Inc	2,402
1,166	*	HD Supply Holdings, Inc	47
20,000		Healthcare Trust of America, Inc	606
63,342		Healthpeak Properties Inc	2,183
275		HEICO Corp	31
519		HEICO Corp (Class A)	46
1,005	*	Henry Schein, Inc	67
1,013		Hershey Co	149
1,863		Hess Corp	124
8,867		Hewlett Packard Enterprise Co	141
1,852		Hilton Worldwide Holdings, Inc	205
1,062		HollyFrontier Corp	54
192,391	*	Hologic, Inc	10,045
887,487		Home Depot, Inc	193,809
668,535		Honeywell International, Inc	118,331
1,995		Hormel Foods Corp	90
104,959		Host Hotels and Resorts, Inc	1,947
97,244		HP, Inc	1,998
15,000	*	HubSpot, Inc	2,378
40,000		Hudson Pacific Properties	1,506
41,492		Humana, Inc	15,208
334,280		Huntington Bancshares, Inc	5,041
280		Huntington Ingalls	70
26,222	*	IAC/InterActiveCorp	6,532
249

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
515		IDEX Corp	$89
13,586	*	IDEXX Laboratories, Inc	3,548
2,588	*	IHS Markit Ltd	195
20,425		Illinois Tool Works, Inc	3,669
48,940	*	Illumina, Inc	16,235
1,244	*	Incyte Corp	109
261,910		Ingersoll-Rand plc	34,813
440		Ingredion, Inc	41
410	*	Insulet Corp	70
258,989		Intel Corp	15,500
55,235		IntercontinentalExchange Group, Inc	5,112
50,267		International Business Machines Corp	6,738
585	e	International Flavors & Fragrances, Inc	75
106		International Flavors & Fragrances, Inc (Tel Aviv)	14
16,082		International Paper Co	741
145,763		Interpublic Group of Cos, Inc	3,367
40,723		Intuit, Inc	10,667
16,049	*	Intuitive Surgical, Inc	9,487
2,744		Invesco Ltd	49
73,663		Invitation Homes, Inc	2,208
911	*	Ionis Pharmaceuticals, Inc	55
253	*	IPG Photonics Corp	37
16,138	*	IQVIA Holdings, Inc	2,493
1,964		Iron Mountain, Inc	63
8,000	e	iShares Dow Jones US Real Estate Index Fund	745
113,747		iShares MSCI Canada Index Fund	3,400
25,778	e	iShares MSCI South Korea Index Fund	1,603
94,179		ITT, Inc	6,961
776		J.M. Smucker Co	81
523		Jack Henry & Associates, Inc	76
920		Jacobs Engineering Group, Inc	83
13,765		James Hardie Industries NV	269
69,115	*	Jazz Pharmaceuticals plc	10,317
582		JB Hunt Transport Services, Inc	68
1,719		Jefferies Financial Group, Inc	37
925,497		Johnson & Johnson	135,002
5,410		Johnson Controls International plc	220
352		Jones Lang LaSalle, Inc	61
1,952,674		JPMorgan Chase & Co	272,203
2,348		Juniper Networks, Inc	58
678		Kansas City Southern	104
1,736		Kellogg Co	120
1,666,665		Keurig Dr Pepper, Inc	48,250
6,817		Keycorp	138
50,275	*	Keysight Technologies, Inc	5,160
20,000		Kilroy Realty Corp	1,678
53,124		Kimberly-Clark Corp	7,307
2,873		Kimco Realty Corp	60
13,838		Kinder Morgan, Inc	293
3,338		KKR & Co, Inc	97
1,083		KLA Corp	193
858		Knight-Swift Transportation Holdings, Inc	31
1,109		Kohl’s Corp	57
4,564		Kraft Heinz Co	147
250

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
92,677		Kroger Co	$2,687
269,597		L3Harris Technologies, Inc	53,345
18,462	*	Laboratory Corp of America Holdings	3,123
182,568		Lam Research Corp	53,383
991		Lamb Weston Holdings, Inc	85
216,198		Las Vegas Sands Corp	14,926
398		Lear Corp	55
892		Leggett & Platt, Inc	45
78,929		Leidos Holdings, Inc	7,726
1,934		Lennar Corp (Class A)	108
238		Lennox International, Inc	58
788,656	e	Levi Strauss & Co	15,213
728	*	Liberty Broadband Corp (Class C)	92
1,383	*	Liberty Media Group (Class C)	64
1,059		Liberty Property Trust	64
593	*	Liberty SiriusXM Group (Class A)	29
1,113	*	Liberty SiriusXM Group (Class C)	54
1,362		Lincoln National Corp	80
1,018	*	Live Nation, Inc	73
2,095	*	LKQ Corp	75
14,325		Lockheed Martin Corp	5,578
1,845		Loews Corp	97
173,871		Lowe’s Companies, Inc	20,823
127,265	*	Lululemon Athletica, Inc	29,483
50,000	*	Lumentum Holdings, Inc	3,965
9,348	*	Lyft, Inc (Class A)	402
22,231		LyondellBasell Industries NV	2,100
33,114		M&T Bank Corp	5,621
407		Manpower, Inc	40
5,492		Marathon Oil Corp	75
4,474		Marathon Petroleum Corp	270
96	*	Markel Corp	110
257		MarketAxess Holdings, Inc	97
19,894		Marriott International, Inc (Class A)	3,013
77,645		Marsh & McLennan Cos, Inc	8,650
425		Martin Marietta Materials, Inc	119
269,607		Marvell Technology Group Ltd	7,161
1,968		Masco Corp	94
229,172		Mastercard, Inc (Class A)	68,428
291,525	*,e	Matador Resources Co	5,239
353	*,e	Match Group, Inc	29
1,842		Maxim Integrated Products, Inc	113
836		McCormick & Co, Inc	142
642,071		McDonald’s Corp	126,880
16,256		McKesson Corp	2,249
3,465		Medical Properties Trust, Inc	73
175,628		Medtronic plc	19,925
2,133,462		Merck & Co, Inc	194,038
22,835		Metlife, Inc	1,164
167	*	Mettler-Toledo International, Inc	132
805,889	e	MGM Growth Properties LLC	24,958
3,369		MGM Resorts International	112
1,617		Microchip Technology, Inc	169
310,508	*	Micron Technology, Inc	16,699
251

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
3,545,536		Microsoft Corp	$559,131
14,774		Mid-America Apartment Communities, Inc	1,948
381	*	Middleby Corp	42
419	*	Mohawk Industries, Inc	57
1,299		Molson Coors Brewing Co (Class B)	70
856,736		Mondelez International, Inc	47,189
295	*	MongoDB, Inc	39
1,030,110	*	Monster Beverage Corp	65,463
1,157		Moody’s Corp	275
2,987,249		Morgan Stanley	152,708
700,053		Mosaic Co	15,149
55,934		Motorola Solutions, Inc	9,013
576		MSCI, Inc (Class A)	149
53,539	*	Mylan NV	1,076
783		Nasdaq Inc	84
2,642		National Oilwell Varco, Inc	66
1,116		National Retail Properties, Inc	60
1,617		NetApp, Inc	101
63,796	*	NetFlix, Inc	20,642
592	*	Neurocrine Biosciences, Inc	64
2,754		Newell Brands Inc	53
267,328		Newmont Goldcorp Corp	11,615
2,944		News Corp (Class A)	42
93,000		Nexteer Automotive Group Ltd	84
142,475		NextEra Energy, Inc	34,502
2,437		Nielsen NV	49
1,123,639		Nike, Inc (Class B)	113,836
2,540		NiSource, Inc	71
3,256		Noble Energy, Inc	81
696	e	Nordstrom, Inc	28
16,038		Norfolk Southern Corp	3,113
1,387		Northern Trust Corp	147
91,809		Northrop Grumman Corp	31,580
4,200		NortonLifelock, Inc	107
1,466	*	Norwegian Cruise Line Holdings Ltd	86
27,719		NRG Energy, Inc	1,102
2,058		Nucor Corp	116
197,961		NVIDIA Corp	46,580
19	*	NVR, Inc	72
6,085		Occidental Petroleum Corp	251
1,356		OGE Energy Corp	60
725	*	Okta, Inc	84
434		Old Dominion Freight Line	82
596,772		Olin Corp	10,294
1,488		Omega Healthcare Investors, Inc	63
1,481		Omnicom Group, Inc	120
2,796	*	ON Semiconductor Corp	68
38,556		ONEOK, Inc	2,918
180,053		Oracle Corp	9,539
5,191	*	O’Reilly Automotive, Inc	2,275
26,401		Owens Corning, Inc	1,719
2,354		PACCAR, Inc	186
5,849		Packaging Corp of America	655
653	*	Palo Alto Networks, Inc	151
252

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
125,646		Parker-Hannifin Corp	$25,860
758,064		Parsley Energy, Inc	14,335
2,196		Paychex, Inc	187
338	*	Paycom Software, Inc	89
876,902	*	PayPal Holdings, Inc	94,854
20,000		Pebblebrook Hotel Trust	536
2,101,319	*,e	Peloton Interactive, Inc	59,677
2,050,000	*	Penn National Gaming, Inc	52,398
1,081		Pentair plc	50
3,034		People’s United Financial, Inc	51
233,743		PepsiCo, Inc	31,946
754		PerkinElmer, Inc	73
882		Perrigo Co plc	46
921,548		Pfizer, Inc	36,106
349,020		Philip Morris International, Inc	29,698
83,036		Phillips 66	9,251
766		Pinnacle West Capital Corp	69
762	*	Pinterest, Inc	14
31,015		Pioneer Natural Resources Co	4,695
617,728		Plains All American Pipeline LP	11,360
223,222		Plains GP Holdings LP	4,230
80,581		PNC Financial Services Group, Inc	12,863
389		Polaris Inc	40
1,606		PPG Industries, Inc	214
62,406		PPL Corp	2,239
1,896		Principal Financial Group	104
1,305,128		Procter & Gamble Co	163,011
77,819		Progressive Corp	5,633
94,288		Prologis, Inc	8,405
94,640		Prudential Financial, Inc	8,872
108,242	*	PTC, Inc	8,106
47,933		Public Service Enterprise Group, Inc	2,830
10,569		Public Storage, Inc	2,251
1,777		Pulte Homes, Inc	69
513		PVH Corp	54
7,233	*	QIAGEN NV (Turquoise)	246
801	*	Qorvo, Inc	93
25,000		QTS Realty Trust, Inc	1,357
188,628		QUALCOMM, Inc	16,643
24,719		Quest Diagnostics, Inc	2,640
355		Ralph Lauren Corp	42
850		Raymond James Financial, Inc	76
67,243		Raytheon Co	14,776
22,163		Realty Income Corp	1,632
36,141		Regency Centers Corp	2,280
550	*	Regeneron Pharmaceuticals, Inc	207
6,775		Regions Financial Corp	116
424		Reinsurance Group of America, Inc (Class A)	69
1,524		Republic Services, Inc	137
15,976		Resmed, Inc	2,476
421,304		Rexford Industrial Realty, Inc	19,241
488	*	RingCentral, Inc	82
798		Robert Half International, Inc	50
49,736		Rockwell Automation, Inc	10,080
253

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
581	*	Roku, Inc	$78
971		Rollins, Inc	32
78,266		Roper Technologies Inc	27,724
28,895		Ross Stores, Inc	3,364
1,211		Royal Caribbean Cruises Ltd	162
882		RPM International, Inc	68
36,825		S&P Global, Inc	10,055
1,858		Sabre Corp	42
1,083,416	*	salesforce.com, Inc	176,207
18,751,440	g	Samsonite International	45,102
508	*	Sarepta Therapeutics, Inc	66
6,569		SBA Communications Corp	1,583
1,373,762		Schlumberger Ltd	55,225
1,645		Seagate Technology, Inc	98
1,060		Sealed Air Corp	42
29,794	*	Seattle Genetics, Inc	3,404
870		SEI Investments Co	57
26,448		Sempra Energy	4,006
1,093	*	Sensata Technologies Holding plc	59
240,480	*	ServiceNow, Inc	67,892
7,823		Sherwin-Williams Co	4,565
377		Signature Bank	52
41,372		Simon Property Group, Inc	6,163
10,603	e	Sirius XM Holdings, Inc	76
1,167		Skyworks Solutions, Inc	141
20,563		SL Green Realty Corp	1,889
4,881	*	Snap, Inc	80
376		Snap-On, Inc	64
48,252		Southern Co	3,074
913		Southwest Airlines Co	49
91		Spectrum Brands Holdings, Inc	6
706		Spirit Aerosystems Holdings, Inc (Class A)	51
1,021	*	Splunk, Inc	153
66,443	*	Sprint Corp	346
2,329	*	Square, Inc	146
1,553		SS&C Technologies Holdings, Inc	95
262,014		Stanley Black & Decker, Inc	43,426
157,207		Starbucks Corp	13,822
40,000		Starwood Property Trust, Inc	994
644,869		State Street Corp	51,009
1,504		Steel Dynamics, Inc	51
16,576		STERIS plc	2,527
37,995		Stryker Corp	7,977
22,617		Sun Communities, Inc	3,395
45,000		Sunstone Hotel Investors, Inc	626
350	*	SVB Financial Group	88
4,064		Synchrony Financial	146
52,354	*	Synopsys, Inc	7,288
39,524		SYSCO Corp	3,381
1,599		T Rowe Price Group, Inc	195
27,495	*	Take-Two Interactive Software, Inc	3,366
1,376,352		Tapestry, Inc	37,120
1,597		Targa Resources Investments, Inc	65
640,499		Target Corp	82,118
254

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
8,000		Taubman Centers, Inc	$249
1,867		TD Ameritrade Holding Corp	93
96,040		TE Connectivity Ltd	9,204
247	*	Teledyne Technologies, Inc	86
314		Teleflex, Inc	118
1,156		Teradyne, Inc	79
20,000		Terreno Realty Corp	1,083
913	*	Tesla, Inc	382
56,132		Texas Instruments, Inc	7,201
146,864		Textron, Inc	6,550
70,595		Thermo Fisher Scientific, Inc	22,934
740		Tiffany & Co	99
4,409	*	Titan Cement International S.A.	94
127,530		TJX Companies, Inc	7,787
67,819	*	T-Mobile US, Inc	5,318
810		Tractor Supply Co	76
13,922		TransDigm Group, Inc	7,796
1,277		TransUnion	109
17,653		Travelers Cos, Inc	2,418
1,710	*	Trimble Inc	71
736		TripAdvisor, Inc	22
218,627		Tronox Holdings plc	2,497
9,111		Truist Financial Corp	513
784	*	Twilio, Inc	77
144,991	*	Twitter, Inc	4,647
262	*	Tyler Technologies, Inc	79
2,003		Tyson Foods, Inc (Class A)	182
358,006	*	Uber Technologies, Inc	10,647
1,988		UDR, Inc	93
1,419		UGI Corp	64
380	*	Ulta Beauty, Inc	96
1,489,128	*	Under Armour, Inc (Class A)	32,165
1,292	*	Under Armour, Inc (Class C)	25
937,447		Union Pacific Corp	169,481
421	*	United Airlines Holdings Inc	37
37,367		United Parcel Service, Inc (Class B)	4,374
188,059	*	United Rentals, Inc	31,363
123,207		United Technologies Corp	18,451
650,185		UnitedHealth Group, Inc	191,141
553		Universal Health Services, Inc (Class B)	79
1,498		Unum Group	44
451,010		US Bancorp	26,740
274		Vail Resorts, Inc	66
108,022		Valero Energy Corp	10,116
178,256		Valvoline, Inc	3,816
275,405		Vanguard Emerging Markets ETF	12,247
50,000	e	Vanguard FTSE Developed Markets ETF	2,203
618	*	Varian Medical Systems, Inc	88
7,885	*	Veeva Systems, Inc	1,109
25,536		Ventas, Inc	1,474
7,166		VEREIT, Inc	66
723	*	VeriSign, Inc	139
1,055		Verisk Analytics, Inc	158
627,652		Verizon Communications, Inc	38,538
255

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
24,583	*	Vertex Pharmaceuticals, Inc	$5,382
456,282		VF Corp	45,473
537,878		ViacomCBS, Inc (Class B)	22,575
53,142		VICI Properties, Inc	1,358
1,066,334		Visa, Inc (Class A)	200,364
29,512		Vistra Energy Corp	678
557	*	VMware, Inc (Class A)	85
1,166		Vornado Realty Trust	78
169,527		Voya Financial, Inc	10,338
900		Vulcan Materials Co	130
991		W.R. Berkley Corp	68
51,980		W.W. Grainger, Inc	17,596
348	*	WABCO Holdings, Inc	47
1,238		Wabtec Corp	96
71,825		Walgreens Boots Alliance, Inc	4,235
1,146,547		Walmart, Inc	136,256
1,271,436		Walt Disney Co	183,888
1,793		Waste Connections, Inc	163
106,834		Waste Management, Inc	12,175
454	*	Waters Corp	106
410	*,e	Wayfair, Inc	37
2,146		WEC Energy Group, Inc	198
61,275	*	Welbilt, Inc	957
341	*	WellCare Health Plans, Inc	113
1,385,178		Wells Fargo & Co	74,523
30,756		Welltower, Inc	2,515
501		West Pharmaceutical Services, Inc	75
2,013		Western Digital Corp	128
2,876		Western Union Co	77
237		Westlake Chemical Corp	17
1,753		WestRock Co	75
27,806		Weyerhaeuser Co	840
434		Whirlpool Corp	64
112,281		Williams Cos, Inc	2,663
1,115	*	Workday, Inc	183
1,163		WP Carey, Inc	93
1,634,402	*	WPX Energy, Inc	22,457
134,323		WR Grace and Co	9,382
100,000		Wyndham Hotels & Resorts, Inc	6,281
582,870		Wynn Resorts Ltd	80,943
3,500		Xcel Energy, Inc	222
1,354		Xerox Holdings Corp	50
1,717		Xilinx, Inc	168
630	*	XPO Logistics, Inc	50
1,224		Xylem, Inc	96
149,378		Yum! Brands, Inc	15,047
1,610	*	Zayo Group Holdings, Inc	56
368	*	Zebra Technologies Corp (Class A)	94
926	*,e	Zillow Group, Inc (Class C)	43
403,496		Zimmer Biomet Holdings, Inc	60,395
1,180		Zions Bancorporation	61
175,394		Zoetis, Inc	23,213
		TOTAL UNITED STATES	11,532,175
256

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
ZAMBIA - 0.0%
917,404		First Quantum Minerals Ltd	$9,304
		TOTAL ZAMBIA	9,304

		TOTAL COMMON STOCKS	21,087,460
		(Cost $18,092,738)

RIGHTS / WARRANTS - 0.0%

BRAZIL - 0.0%
4,155		Centrais Eletricas Brasileiras S.A.	39
58,229		Lojas Americanas S.A.	142
		TOTAL BRAZIL	181

CHINA - 0.0%
3,146	†	Legend Holdings Corp	1
		TOTAL CHINA	1

INDIA - 0.0%
1,255		Piramal Enterprises Ltd	4
		TOTAL INDIA	4

SPAIN - 0.0%
110,880		Repsol S.A.	52
		TOTAL SPAIN	52

THAILAND - 0.0%
63,519		BTS Group Holdings PCL	0
		TOTAL THAILAND	0

UNITED STATES - 0.0%
96,945		Bristol-Myers Squibb Co	292
		TOTAL UNITED STATES	292

		TOTAL RIGHTS / WARRANTS	530
		(Cost $296)

PRINCIPAL	ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 1.7%

GOVERNMENT AGENCY DEBT - 0.6%
$26,720,000	Federal Home Loan Bank (FHLB)	1.150-1.500%	01/02/20	26,720
23,780,000	FHLB	1.560	01/03/20	23,779
3,665,000	FHLB	1.541	01/10/20	3,664
23,070,000	FHLB	1.641	01/17/20	23,055
25,000,000	FHLB	1.642	01/24/20	24,977
20,000,000	FHLB	1.562	01/29/20	19,977
10,000,000	FHLB	1.642	01/31/20	9,988
12,625,000	FHLB	1.589	02/24/20	12,597
	TOTAL GOVERNMENT AGENCY DEBT			144,757
257

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
TREASURY DEBT - 0.2%
$25,035,000		United States Treasury Bill	1.606%	01/23/20	$25,014
14,500,000		United States Treasury Bill	1.622	02/06/20	14,479
		TOTAL TREASURY DEBT			39,493

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

CERTIFICATE OF DEPOSIT - 0.4%
4,000,000		Australia & New Zealand Banking Group Ltd	2.137	01/17/20	4,000
6,000,000		Australia & New Zealand Banking Group Ltd	1.952	04/27/20	6,000
7,000,000		Canadian Imperial Bank of Commerce	2.000	09/29/20	7,000
6,000,000		ING US Funding LLC	1.940	05/15/20	6,000
7,000,000		Lloyds Bank plc	2.129	10/01/20	7,000
6,000,000		Mizuho Bank Ltd	1.949	04/02/20	6,000
14,000,000		National Australia Bank	1.900	05/15/20	14,000
15,000,000		Natixis	1.980	05/14/20	15,000
13,500,000		Skandinaviska Enskilda Banken AB	1.890	05/14/20	13,500
		TOTAL CERTIFICATE OF DEPOSIT			78,500

REPURCHASE AGREEMENT - 0.5%
15,000,000	r	Citigroup	1.570	01/02/20	15,000
14,000,000	s	Deutsche Bank	1.550	01/02/20	14,000
10,000,000	t	Goldman Sachs	1.550	01/02/20	10,000
11,000,000	u	HSBC	1.550	01/02/20	11,000
5,000,000	v	JP Morgan	1.570	01/02/20	5,000
3,000,000	w	Merrill Lynch	1.400	01/02/20	3,000
9,000,000	x	Merrill Lynch	1.570	01/02/20	9,000
25,000,000	y	Nomura	1.570	01/02/20	25,000
15,000,000	z	Royal Bank of Scotland	1.550	01/02/20	15,000
		TOTAL REPURCHASE AGREEMENT			107,000

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			185,500

		TOTAL SHORT-TERM INVESTMENTS			369,750
		(Cost $369,732)

		TOTAL INVESTMENTS - 100.6%			21,457,743
		(Cost $18,462,769)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%			(136,772)
		NET ASSETS - 100.0%			$21,320,971

		Abbreviation(s):
ADR		American Depositary Receipt
ETF		Exchange Traded Fund
GDR		Global Depositary Receipt
INR		Indian Rupee
OTC		Over The Counter
REIT		Real Estate Investment Trust
258

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

*	Non-income producing
^	Amount represents less than $1,000.
†	Security is categorized as Level 3 in the fair value hierarchy.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $294,556,225.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/19, the aggregate value of these securities is $246,749,556 or 1.2% of net assets.
r	Agreement with Citigroup, 1.570% dated 12/31/19 to be repurchased at $15,000,000 on 1/02/20, collateralized by U.S. Government Agency Securities valued at $15,300,000.
s	Agreement with Deutsche Bank, 1.550% dated 12/31/19 to be repurchased at $14,000,000 on 1/02/20, collateralized by U.S. Government Agency Securities valued at $14,280,000.
t	Agreement with Goldman Sachs, 1.550% dated 12/31/19 to be repurchased at $10,000,000 on 1/02/20, collateralized by U.S. Government Agency Securities valued at $10,200,000.
u	Agreement with HSBC, 1.550% dated 12/31/19 to be repurchased at $11,000,000 on 1/02/20, collateralized by U.S. Government Agency Securities valued at $11,220,000.
v	Agreement with JP Morgan, 1.570% dated 12/31/19 to be repurchased at $5,000,000 on 1/02/20, collateralized by U.S. Government Agency Securities valued at $5,100,000.
w	Agreement with Merrill Lynch, 1.400% dated 12/31/19 to be repurchased at $3,000,000 on 1/02/20, collateralized by U.S. Government Agency Securities valued at $3,060,000.
x	Agreement with Merrill Lynch, 1.570% dated 12/31/19 to be repurchased at $9,000,000 on 1/02/20, collateralized by U.S. Government Agency Securities valued at $9,180,000.
y	Agreement with Nomura, 1.570% dated 12/31/19 to be repurchased at $25,000,000 on 1/02/20, collateralized by U.S. Government Agency Securities valued at $25,500,000.
z	Agreement with Royal Bank of Scotland, 1.550% dated 12/31/19 to be repurchased at $15,000,000 on 1/02/20, collateralized by U.S. Government Agency Securities valued at $15,300,000.

Cost amounts are in thousands.

Futures contracts outstanding as of December 31, 2019 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Index	333	03/20/20	$33,179	$33,908	$729
S&P 500 E Mini Index	403	03/20/20	63,393	65,107	1,714
Total	736		$96,572	$99,015	$2,443
259

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

December 31, 2019

SECTOR	VALUE (000)	% OF NET ASSETS
INFORMATION TECHNOLOGY	$3,890,872	18.2%
FINANCIALS	3,191,397	15.0
CONSUMER DISCRETIONARY	2,845,092	13.3
HEALTH CARE	2,441,603	11.5
INDUSTRIALS	2,161,676	10.1
COMMUNICATION SERVICES	1,880,448	8.8
CONSUMER STAPLES	1,680,354	7.9
MATERIALS	1,181,470	5.5
ENERGY	1,082,576	5.1
REAL ESTATE	396,102	1.9
UTILITIES	336,403	1.6
SHORT-TERM INVESTMENTS	369,750	1.7
OTHER ASSETS & LIABILITES, NET	(136,772)	(0.6)
NET ASSETS	$21,320,971	100.0%
260

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND

GROWTH ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2019

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.0%
547,807		Aptiv plc	$52,025
576,504	*	Tesla, Inc	241,169
		TOTAL AUTOMOBILES & COMPONENTS	293,194

BANKS - 0.0%
420		CIT Group, Inc	19
393		Comerica, Inc	28
1,570		First Republic Bank	184
382	*,e	LendingTree, Inc	116
522		Prosperity Bancshares, Inc	38
1,181		Signature Bank	161
181	*	SVB Financial Group	46
600		Synovus Financial Corp	24
480		Western Alliance Bancorp	27
		TOTAL BANKS	643

CAPITAL GOODS - 4.5%
31,403		3M Co	5,540
795		A.O. Smith Corp	38
398		Acuity Brands, Inc	55
44		Air Lease Corp	2
1,022,179		Airbus SE	150,020
3,363		Allegion plc	419
783,628		Allison Transmission Holdings, Inc	37,865
64,951		Ametek, Inc	6,478
2,099		Armstrong World Industries, Inc	197
509,814		Boeing Co	166,077
3,320		BWX Technologies, Inc	206
2,312		Carlisle Cos, Inc	374
1,987		Caterpillar, Inc	293
1,656		Deere & Co	287
6,073		Donaldson Co, Inc	350
3,002		Dover Corp	346
2,801		Emerson Electric Co	214
24,536		Fastenal Co	907
994		Flowserve Corp	50
40,442		Fortive Corp	3,089
2,101		Fortune Brands Home & Security, Inc	137
806		General Dynamics Corp	142
7,845		Graco, Inc	408
13,542		HEICO Corp	1,546
33,519		HEICO Corp (Class A)	3,001
3,746		Hexcel Corp	275
729,397		Honeywell International, Inc	129,103
163,409		Hubbell, Inc	24,155
261

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
1,533		Huntington Ingalls	$385
1,786		IDEX Corp	307
15,207		Illinois Tool Works, Inc	2,732
15,332		Ingersoll-Rand plc	2,038
427,614		L3Harris Technologies, Inc	84,612
1,522		Lennox International, Inc	371
2,658		Lincoln Electric Holdings, Inc	257
157,514		Lockheed Martin Corp	61,333
22,135	*	Middleby Corp	2,424
2,476		Nordson Corp	403
418,887		Northrop Grumman Corp	144,085
165,030		Parker-Hannifin Corp	33,967
1,502		Quanta Services, Inc	61
39,344		Raytheon Co	8,646
5,521		Rockwell Automation, Inc	1,119
796,316		Roper Technologies Inc	282,079
3,482	*	Sensata Technologies Holding plc	188
319,062		Spirit Aerosystems Holdings, Inc (Class A)	23,253
5,022		Toro Co	400
95,470		TransDigm Group, Inc	53,463
70,512	*	United Rentals, Inc	11,759
2,075		W.W. Grainger, Inc	702
28,471	*	WABCO Holdings, Inc	3,858
2,224		Wabtec Corp	173
2,138		Woodward Inc	253
8,483		Xylem, Inc	668
		TOTAL CAPITAL GOODS	1,251,110

COMMERCIAL & PROFESSIONAL SERVICES - 2.2%
740,000	*,e	Cimpress plc	93,070
14,454		Cintas Corp	3,889
9,552	*	Copart, Inc	869
1,702	*	CoStar Group, Inc	1,018
4,817		Equifax, Inc	675
4,282,260		Experian Group Ltd	145,166
5,751	*	IAA, Inc	271
1,535,365	*	IHS Markit Ltd	115,690
5,268		KAR Auction Services, Inc	115
1,456		Nielsen NV	29
234,853		Republic Services, Inc	21,050
68,601		Robert Half International, Inc	4,332
31,507	e	Rollins, Inc	1,045
63,659		TransUnion	5,450
7,541		Verisk Analytics, Inc	1,126
2,350,000		Waste Connections, Inc	213,357
15,720		Waste Management, Inc	1,791
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	608,943

CONSUMER DURABLES & APPAREL - 2.7%
2,666	*	Capri Holdings Ltd	102
962		Carter’s, Inc	105
1,004		Columbia Sportswear Co	101
700,000		Essilor International S.A.	107,017
594,418	e	Hanesbrands, Inc	8,827
262

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
5,891		Hasbro, Inc	$622
457		Lennar Corp (B Shares)	20
5,602		Lennar Corp (Class A)	313
28,576	*	Lululemon Athletica, Inc	6,620
90,512	*,e	Mattel, Inc	1,226
3,286,508		Nike, Inc (Class B)	332,956
854	*	NVR, Inc	3,252
309,499	*,e	Peloton Interactive, Inc	8,790
2,452		Polaris Inc	249
9,916,100		Prada S.p.A	40,991
2,142	*	Skechers U.S.A., Inc (Class A)	93
1,529,901		Sony Corp	103,877
13,626	*	Tempur Sealy International, Inc	1,186
1,497,730	*	Under Armour, Inc (Class A)	32,351
6,284	*	Under Armour, Inc (Class C)	121
1,060,307		VF Corp	105,670
		TOTAL CONSUMER DURABLES & APPAREL	754,489

CONSUMER SERVICES - 1.5%
2,723	*	Bright Horizons Family Solutions	409
233,854	*	Chipotle Mexican Grill, Inc (Class A)	195,761
707		Choice Hotels International, Inc	73
5,838		Darden Restaurants, Inc	636
1,938	e	Domino’s Pizza, Inc	569
3,656		Dunkin Brands Group, Inc	276
10,935	*	Grand Canyon Education, Inc	1,048
788		H&R Block, Inc	19
665	*	Hilton Grand Vacations, Inc	23
53,982		Hilton Worldwide Holdings, Inc	5,987
346,276		Las Vegas Sands Corp	23,907
12,987		Marriott International, Inc (Class A)	1,967
566,572		McDonald’s Corp	111,960
1,997		MGM Resorts International	66
2,432	*	Norwegian Cruise Line Holdings Ltd	142
42,724	*	Planet Fitness, Inc	3,191
3,321		Service Corp International	153
997	*	ServiceMaster Global Holdings, Inc	39
393		Six Flags Entertainment Corp	18
643,598		Starbucks Corp	56,585
1,703		Vail Resorts, Inc	408
8,614		Wendy’s	191
1,190		Wyndham Hotels & Resorts, Inc	75
173,896		Wynn Resorts Ltd	24,149
13,833		Yum China Holdings, Inc	664
32,661		Yum! Brands, Inc	3,290
		TOTAL CONSUMER SERVICES	431,606

DIVERSIFIED FINANCIALS - 3.4%
57,574		American Express Co	7,167
887		Ameriprise Financial, Inc	148
67,131		BlackRock, Inc	33,747
1,192		CBOE Global Markets, Inc	143
1,152,352		Charles Schwab Corp	54,806
263

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
36,586	*	Credit Acceptance Corp	$16,183
165,552		Discover Financial Services	14,042
1,976		E*TRADE Financial Corp	90
41,516		Evercore Inc	3,104
1,774		Factset Research Systems, Inc	476
540		Interactive Brokers Group, Inc (Class A)	25
56,587		IntercontinentalExchange Group, Inc	5,237
1,192,700		iShares Russell 1000 Growth Index Fund	209,820
1,396		Lazard Ltd (Class A)	56
272,193		LPL Financial Holdings, Inc	25,110
1,743		MarketAxess Holdings, Inc	661
7,776		Moody’s Corp	1,846
878		Morningstar, Inc	133
139,304		MSCI, Inc (Class A)	35,966
1,376		Raymond James Financial, Inc	123
1,604,759		S&P Global, Inc	438,179
3,198		SEI Investments Co	209
2,564,503		Synchrony Financial	92,348
3,178		T Rowe Price Group, Inc	387
70,866		TD Ameritrade Holding Corp	3,522
1,593	e	Virtu Financial, Inc	25
		TOTAL DIVERSIFIED FINANCIALS	943,553

ENERGY - 0.3%
12,601		Cabot Oil & Gas Corp	219
6,338	*	Cheniere Energy, Inc	387
136,514		Concho Resources, Inc	11,955
1,351		Diamondback Energy, Inc	125
1,105	e	Equitrans Midstream Corp	15
6,226		ONEOK, Inc	471
3,273,752		Parsley Energy, Inc	61,907
3,379		Pioneer Natural Resources Co	511
		TOTAL ENERGY	75,590

FOOD & STAPLES RETAILING - 2.1%
166,762		Casey’s General Stores, Inc	26,514
1,432,336		Costco Wholesale Corp	420,992
198	*,e	Grocery Outlet Holding Corp	6
2,954	*	Sprouts Farmers Market, Inc	57
547,774		SYSCO Corp	46,857
853,920		Walmart, Inc	101,480
		TOTAL FOOD & STAPLES RETAILING	595,906

FOOD, BEVERAGE & TOBACCO - 1.8%
62,601		Altria Group, Inc	3,124
2,155		Brown-Forman Corp (Class A)	135
7,610		Brown-Forman Corp (Class B)	515
320,545		Campbell Soup Co	15,841
286,670		Coca-Cola Co	15,867
7,966,996		Davide Campari-Milano S.p.A	72,797
1,493,812		Fevertree Drinks plc	41,368
228,947		Hershey Co	33,651
27,159		Kellogg Co	1,878
264

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
2,819,200	e	Keurig Dr Pepper, Inc	$81,616
1,979		Lamb Weston Holdings, Inc	170
25,154		McCormick & Co, Inc	4,269
3,175,209	*	Monster Beverage Corp	201,784
175,733		PepsiCo, Inc	24,018
825	*	Pilgrim’s Pride Corp	27
1,372	*	Post Holdings, Inc	150
373	*	TreeHouse Foods, Inc	18
		TOTAL FOOD, BEVERAGE & TOBACCO	497,228

HEALTH CARE EQUIPMENT & SERVICES - 5.2%
35,293		Abbott Laboratories	3,066
2,111	*	Abiomed, Inc	360
900,000	*	Alcon, Inc	50,977
1,990,824	*	Alcon, Inc (XNYS)	112,621
363,744	*	Align Technology, Inc	101,499
7,188		AmerisourceBergen Corp	611
5,558		Anthem, Inc	1,679
1,407,324		Baxter International, Inc	117,680
1,076		Becton Dickinson & Co	293
105,330	*	Boston Scientific Corp	4,763
1,129	e	Cantel Medical Corp	80
16,213	*	Centene Corp	1,019
14,989		Cerner Corp	1,100
1,373	*	Change Healthcare, Inc	22
735		Chemed Corp	323
421,489		Cigna Corp	86,190
312		Cooper Cos, Inc	100
900,000		CVS Health Corp	66,861
27,724		Danaher Corp	4,255
4,282	*	DexCom, Inc	937
628,384	*	Edwards Lifesciences Corp	146,595
65,511		Encompass Health Corp	4,538
3,511	*	Envista Holdings Corp	104
661,844	*	Guardant Health, Inc	51,716
174,163		HCA Healthcare, Inc	25,743
945	*	Henry Schein, Inc	63
11,627		Hill-Rom Holdings, Inc	1,320
43,748	*	Hologic, Inc	2,284
2,738		Humana, Inc	1,004
175	*	ICU Medical, Inc	33
13,418	*	IDEXX Laboratories, Inc	3,504
2,807	*	Insulet Corp	481
658,286	*	Intuitive Surgical, Inc	389,146
305	*	Laboratory Corp of America Holdings	52
15,627	*	Masimo Corp	2,470
1,060		McKesson Corp	147
18,102	*	Molina Healthcare, Inc	2,456
1,493	*	Penumbra, Inc	245
6,709		Resmed, Inc	1,040
251		STERIS plc	38
58,132		Stryker Corp	12,204
2,186		Teleflex, Inc	823
265

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
757,348		UnitedHealth Group, Inc	$222,645
4,312	*	Varian Medical Systems, Inc	612
154,642	*	Veeva Systems, Inc	21,752
2,143	*	WellCare Health Plans, Inc	708
2,625		West Pharmaceutical Services, Inc	395
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,446,554

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
11,635		Church & Dwight Co, Inc	819
4,861		Clorox Co	746
545,153		Estee Lauder Cos (Class A)	112,596
821	*	Herbalife Nutrition Ltd	39
87,512		Procter & Gamble Co	10,930
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	125,130

INSURANCE - 0.4%
69	*	Alleghany Corp	55
11,069		Aon plc	2,306
430,603	*	Arch Capital Group Ltd	18,469
1,780		Arthur J. Gallagher & Co	169
2,543	*	Athene Holding Ltd	120
466		Axis Capital Holdings Ltd	28
780		Brown & Brown, Inc	31
762	e	Erie Indemnity Co (Class A)	126
21,537		Everest Re Group Ltd	5,962
445		Kemper Corp	34
63	*	Markel Corp	72
21,072		Marsh & McLennan Cos, Inc	2,348
1,425		Primerica, Inc	186
63,042		Progressive Corp	4,564
721		RenaissanceRe Holdings Ltd	141
2,064		Travelers Cos, Inc	283
1,053,252		Voya Financial, Inc	64,227
		TOTAL INSURANCE	99,121

MATERIALS - 1.7%
1,478		Air Products & Chemicals, Inc	347
1,211		Aptargroup, Inc	140
3,725		Avery Dennison Corp	487
3,310	*	Axalta Coating Systems Ltd	101
15,602		Ball Corp	1,009
523,019	*	Berry Global Group, Inc	24,838
5,837		CF Industries Holdings, Inc	279
3,555	*	Crown Holdings, Inc	258
1,598		Eagle Materials, Inc	145
17,025		Ecolab, Inc	3,286
3,412	*	Element Solutions, Inc	40
307,359	e	International Flavors & Fragrances, Inc	39,655
944,049		Linde plc	200,988
76,760		Martin Marietta Materials, Inc	21,465
318		NewMarket Corp	155
3,629		PPG Industries, Inc	484
1,052		Royal Gold, Inc	129
266

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
41,010		RPM International, Inc	$3,148
1,877		Scotts Miracle-Gro Co (Class A)	199
5		Sealed Air Corp	0	^
290,781		Sherwin-Williams Co	169,682
3,018		Southern Copper Corp (NY)	128
5,720		Vulcan Materials Co	824
2,591		WR Grace and Co	181
		TOTAL MATERIALS	467,968

MEDIA & ENTERTAINMENT - 13.7%
411,213		Activision Blizzard, Inc	24,434
314,509	*	Alphabet, Inc (Class A)	421,250
796,650	*	Alphabet, Inc (Class C)	1,065,137
14,889	*	Altice USA, Inc	407
2,300	*	AMC Networks, Inc	91
220		Cable One, Inc	328
6,386	*	Charter Communications, Inc	3,098
2,522,565		Comcast Corp (Class A)	113,440
1,325,599	*	Electronic Arts, Inc	142,515
5,538,134	*	Facebook, Inc	1,136,702
1,618		Fox Corp (Class A)	60
841		Fox Corp (Class B)	31
1,583,166	*	IAC/InterActiveCorp	394,382
1,189,794		Interpublic Group of Cos, Inc	27,484
6,119	*	Live Nation, Inc	437
27	*	Madison Square Garden Co	8
2,464	*,e	Match Group, Inc	202
38,744	*	NetFlix, Inc	12,536
1,138		New York Times Co (Class A)	37
1,544		Nexstar Media Group Inc	181
189,982		Omnicom Group, Inc	15,392
18,233	*	Roku, Inc	2,441
129,838		Sinclair Broadcast Group, Inc (Class A)	4,329
641,053	e	Sirius XM Holdings, Inc	4,584
36,789	*	Spotify Technology S.A.	5,502
159,104	*	Take-Two Interactive Software, Inc	19,479
3,003,817		Tencent Holdings Ltd	144,712
4,505		TripAdvisor, Inc	137
2,873,549	*	Twitter, Inc	92,097
13,634		ViacomCBS, Inc (Class B)	572
1,433,214		Walt Disney Co	207,286
2,141	e	World Wrestling Entertainment, Inc (Class A)	139
7,320	*	Zynga, Inc	45
		TOTAL MEDIA & ENTERTAINMENT	3,839,475

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.3%
1,140,964		AbbVie, Inc	101,021
771	*	Adaptive Biotechnologies Corp	23
1,249		Agilent Technologies, Inc	107
293	*	Agios Pharmaceuticals, Inc	14
245,979	*	Alexion Pharmaceuticals, Inc	26,603
4,219	*	Alnylam Pharmaceuticals, Inc	486
167,651		Amgen, Inc	40,416
267

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
3,826,163		AstraZeneca plc	$382,968
10,206,377	*	Avantor, Inc	185,246
2,988	*	Biogen Inc	887
8,482	*	BioMarin Pharmaceutical, Inc	717
1,778		Bio-Techne Corp	390
2,908,392		Bristol-Myers Squibb Co	186,690
4,844		Bruker BioSciences Corp	247
2,281	*	Charles River Laboratories International, Inc	348
418,201		Daiichi Sankyo Co Ltd	27,620
388,602		Eisai Co Ltd	29,077
81,069		Eli Lilly & Co	10,655
6,616	*	Exact Sciences Corp	612
5,697	*	Exelixis, Inc	100
74,915		Gilead Sciences, Inc	4,868
1,957,797		GlaxoSmithKline plc (ADR)	91,997
623,203	*	Horizon Therapeutics Plc	22,560
1,265,019	*	Illumina, Inc	419,657
8,412	*	Incyte Corp	735
6,084	*	Ionis Pharmaceuticals, Inc	368
557,827	*	IQVIA Holdings, Inc	86,190
2,334	*	Jazz Pharmaceuticals plc	348
32,505		Johnson & Johnson	4,741
248,016		Lonza Group AG.	90,478
3,601,777		Merck & Co, Inc	327,581
1,156	*	Mettler-Toledo International, Inc	917
9,489	*,e	Moderna, Inc	186
1,216	*	Nektar Therapeutics	26
4,294	*	Neurocrine Biosciences, Inc	462
1,311		PerkinElmer, Inc	127
152,370	*	PRA Health Sciences, Inc	16,936
350,247	*	Regeneron Pharmaceuticals, Inc	131,511
2,400	*	Sage Therapeutics, Inc	173
3,313	*	Sarepta Therapeutics, Inc	427
5,432	*	Seattle Genetics, Inc	621
144,742		Thermo Fisher Scientific, Inc	47,022
728,861	*	Vertex Pharmaceuticals, Inc	159,584
3,125	*	Waters Corp	730
3,449,002	*,g	Wuxi Biologics Cayman, Inc	43,683
3,351,837		Zoetis, Inc	443,616
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,889,771

REAL ESTATE - 0.6%
5,740		American Homes 4 Rent	150
34,631		American Tower Corp	7,959
808,327		Americold Realty Trust	28,340
3,426		Brookfield Property REIT, Inc	63
62,539	*	CBRE Group, Inc	3,833
1,567		Colony Capital, Inc	7
1,455		Coresite Realty	163
28,521		Crown Castle International Corp	4,054
15,238		Equinix, Inc	8,894
69,824		Equity Lifestyle Properties, Inc	4,915
4,922		Extra Space Storage, Inc	520
418	*	Howard Hughes Corp	53
268

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
1,497		Iron Mountain, Inc	$48
345	e	Jones Lang LaSalle, Inc	60
4,030		Lamar Advertising Co	360
1,694,279		MGM Growth Properties LLC	52,472
61,810		Outfront Media, Inc	1,658
5,299		Public Storage, Inc	1,129
25,198		SBA Communications Corp	6,073
215,083		Simon Property Group, Inc	32,039
18,628		Sun Communities, Inc	2,796
346		UDR, Inc	16
		TOTAL REAL ESTATE	155,602

RETAILING - 9.9%
777		Advance Auto Parts, Inc	124
849,113	*	Amazon.com, Inc	1,569,025
1,195,050	*	ASOS plc	53,553
1,126	*	AutoZone, Inc	1,341
270,089		Best Buy Co, Inc	23,714
60,952	*	Booking Holdings, Inc	125,179
3,099	*	Burlington Stores, Inc	707
1,793,715	*	CarMax, Inc	157,255
2,137	*	Carvana Co	197
33,819		Dollar General Corp	5,275
6,040	*	Dollar Tree, Inc	568
3,058,673		eBay, Inc	110,449
5,665	*	Etsy, Inc	251
1,658,514		Expedia Group Inc	179,352
3,006,520	*,e	Farfetch Ltd	31,117
2,602	*	Five Below, Inc	333
3,244	*	Floor & Decor Holdings, Inc	165
8,085,920	*	Groupon, Inc	19,325
1,844,169	*,e	GrubHub, Inc	89,700
80,130		Home Depot, Inc	17,499
221,851		Kering	146,181
1,994		L Brands, Inc	36
2,269	*	LKQ Corp	81
115,751		Lowe’s Companies, Inc	13,862
5,126		Nordstrom, Inc	210
2,501	*	Ollie’s Bargain Outlet Holdings, Inc	163
3,563	*	O’Reilly Automotive, Inc	1,562
1,826		Pool Corp	388
363,414		Ross Stores, Inc	42,309
244,101		Target Corp	31,296
119,311		TJX Companies, Inc	7,285
5,652		Tractor Supply Co	528
5,618,175	*,g	Trainline plc	38,051
2,091,300	*	Trip.com Group Ltd (ADR)	70,142
2,670	*	Ulta Beauty, Inc	676
2,960	*,e	Wayfair, Inc	268
239,951		Williams-Sonoma, Inc	17,622
		TOTAL RETAILING	2,755,789
269

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.4%
1,229,315	*	Advanced Micro Devices, Inc	$56,376
147,856		Analog Devices, Inc	17,571
4,666,122		Applied Materials, Inc	284,820
199,566		Broadcom, Inc	63,067
425	*	Cree, Inc	20
6,375		Entegris, Inc	319
166,276		KLA Corp	29,625
253,630		Lam Research Corp	74,161
653,034		Marvell Technology Group Ltd	17,345
4,828		Maxim Integrated Products, Inc	297
24,289	e	Microchip Technology, Inc	2,544
1,979		Monolithic Power Systems, Inc	352
1,034,227		NVIDIA Corp	243,354
1,113,044		NXP Semiconductors NV	141,646
1,227,979		QUALCOMM, Inc	108,345
440		Skyworks Solutions, Inc	53
1,100,000		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	63,910
8,072		Teradyne, Inc	550
3,117,307		Texas Instruments, Inc	399,919
2,026		Universal Display Corp	418
12,024		Xilinx, Inc	1,176
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,505,868

SOFTWARE & SERVICES - 24.7%
1,093	*,e	2U, Inc	26
137,598		Accenture plc	28,974
1,193,878	*	Adobe, Inc	393,753
258,259	*,g	Adyen NV	212,443
1,239,542	*	Akamai Technologies, Inc	107,072
220		Alliance Data Systems Corp	25
2,121	*,e	Alteryx, Inc	212
54,338	*	Anaplan, Inc	2,847
3,943	*	Ansys, Inc	1,015
3,260	*	Aspen Technology, Inc	394
136,342	*	Atlassian Corp plc	16,407
26,349	*	Autodesk, Inc	4,834
882,746		Automatic Data Processing, Inc	150,508
53,714	*	Avalara, Inc	3,935
6,797	*	Black Knight, Inc	438
262,121		Booz Allen Hamilton Holding Co	18,645
5,384		Broadridge Financial Solutions, Inc	665
82,544	*	Cadence Design Systems, Inc	5,725
5,770		CDK Global, Inc	315
3,581	*	Ceridian HCM Holding, Inc	243
5,270		Citrix Systems, Inc	584
2,269		Cognizant Technology Solutions Corp (Class A)	141
239	*	CoreLogic Inc	10
3,038	*	Coupa Software, Inc	444
7,255	*	DocuSign, Inc	538
10,549	*	Dropbox, Inc	189
2,771	*	Dynatrace, Inc	70
2,311	*	Elastic NV	149
2,453	*	EPAM Systems, Inc	520
161,671	*	Euronet Worldwide, Inc	25,473
270

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
1,340	*	Fair Isaac Corp	$502
664,699		Fidelity National Information Services, Inc	92,453
9,452	*	FireEye, Inc	156
368,997	*	Fiserv, Inc	42,667
4,028	*	FleetCor Technologies, Inc	1,159
362,186	*	Fortinet, Inc	38,667
4,127	*	Gartner, Inc	636
548,545		Genpact Ltd	23,132
19,501		Global Payments, Inc	3,560
63,442	*	GoDaddy, Inc	4,309
111,263	*	Guidewire Software, Inc	12,213
1,885	*	HubSpot, Inc	299
44,318		International Business Machines Corp	5,940
2,132,306		Intuit, Inc	558,515
3,206		Jack Henry & Associates, Inc	467
3,045	*	Manhattan Associates, Inc	243
1,739,000		Mastercard, Inc (Class A)	519,248
837	*	Medallia, Inc	26
12,168,983		Microsoft Corp	1,919,048
1,987	*	MongoDB, Inc	262
2,322	*	New Relic, Inc	153
8,019	*,e	Nutanix, Inc	251
5,003	*	Okta, Inc	577
196,691		Oracle Corp	10,421
1,996	*,e	Pagerduty, Inc	47
4,521	*	Palo Alto Networks, Inc	1,045
73,275		Paychex, Inc	6,233
2,328	*	Paycom Software, Inc	616
1,687	*	Paylocity Holding Corp	204
5,628,711	*	PayPal Holdings, Inc	608,858
1,828	e	Pegasystems, Inc	146
3,395	*	Pluralsight, Inc	58
2,595	*	Proofpoint, Inc	298
4,923	*	PTC, Inc	369
4,128	*	RealPage, Inc	222
3,531	*	RingCentral, Inc	596
2,433		Sabre Corp	55
4,910,765	*	salesforce.com, Inc	798,687
842,650	*	ServiceNow, Inc	237,897
33,576	*	Smartsheet, Inc	1,508
1,107	*	SolarWinds Corp	21
211,200	*	Splunk, Inc	31,631
85,755	*	Square, Inc	5,365
81,470		SS&C Technologies Holdings, Inc	5,002
2,973		Switch, Inc	44
36,132	*	Synopsys, Inc	5,030
5,393	*	Teradata Corp	144
151,367	*	Trade Desk, Inc	39,322
5,863	*	Twilio, Inc	576
1,779	*	Tyler Technologies, Inc	534
3,416	*	VeriSign, Inc	658
4,690,329		Visa, Inc (Class A)	881,313
271

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
3,631	*	VMware, Inc (Class A)	$551
4,819		Western Union Co	129
2,031	*	WEX, Inc	425
116,502	*	Wix.com Ltd	14,258
7,715	*	Workday, Inc	1,269
5,166	*	Zendesk, Inc	396
853,133	*,e	Zscaler, Inc	39,671
		TOTAL SOFTWARE & SERVICES	6,894,676

TECHNOLOGY HARDWARE & EQUIPMENT - 6.4%
13,769		Amphenol Corp (Class A)	1,490
4,808,610		Apple, Inc	1,412,048
210,805	*	Arista Networks, Inc	42,878
307,174		CDW Corp	43,877
1,755,062		Cisco Systems, Inc	84,173
7,772		Cognex Corp	435
11,356		Corning, Inc	331
5,899	*	Dell Technologies, Inc	303
444		Dolby Laboratories, Inc (Class A)	31
30,819	*	F5 Networks, Inc	4,304
721		FLIR Systems, Inc	37
75,753		HP, Inc	1,557
134	*	IPG Photonics Corp	19
260,266		Jabil Inc	10,757
1,138,150	*	Keysight Technologies, Inc	116,808
460,014		Motorola Solutions, Inc	74,127
780		National Instruments Corp	33
6,251	*	NCR Corp	220
11,325		NetApp, Inc	705
10,694	*	Pure Storage, Inc	183
2,605	*	Trimble Inc	109
37,477	e	Ubiquiti, Inc	7,082
2,529	*	Zebra Technologies Corp (Class A)	646
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,802,153

TELECOMMUNICATION SERVICES - 0.1%
215,887	*	T-Mobile US, Inc	16,930
10,722	*	Zayo Group Holdings, Inc	371
		TOTAL TELECOMMUNICATION SERVICES	17,301

TRANSPORTATION - 1.4%
2,359		Alaska Air Group, Inc	160
997,149		American Airlines Group, Inc	28,598
4,891		CH Robinson Worldwide, Inc	382
12,973		CSX Corp	939
602,389		Delta Air Lines, Inc	35,228
5,788		Expeditors International of Washington, Inc	452
1,195		JB Hunt Transport Services, Inc	140
1,201	*	JetBlue Airways Corp	23
582,132		Kansas City Southern	89,159
1,687		Landstar System, Inc	192
900,975	*	Lyft, Inc (Class A)	38,760
1,697		Norfolk Southern Corp	329
272

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)
1,299		Old Dominion Freight Line			$247
457,067		Southwest Airlines Co			24,672
1,168,467	*	Spirit Airlines, Inc			47,101
4,863	*	Uber Technologies, Inc			145
603,199		Union Pacific Corp			109,052
2,445	*	United Airlines Holdings Inc			215
77,732		United Parcel Service, Inc (Class B)			9,099
2,404	*	XPO Logistics, Inc			192
		TOTAL TRANSPORTATION			385,085

		TOTAL COMMON STOCKS			27,836,755
		(Cost $21,121,676)

RIGHTS / WARRANTS - 0.0%

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
126,188		Bristol-Myers Squibb Co			380
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			380

		TOTAL RIGHTS / WARRANTS			380
		(Cost $269)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 1.3%

GOVERNMENT AGENCY DEBT - 0.3%
$8,380,000		Federal Home Loan Bank (FHLB)	1.150%	01/02/20	8,380
4,775,000		FHLB	1.550	01/06/20	4,774
2,650,000		FHLB	1.556	01/13/20	2,649
10,900,000		FHLB	1.601	01/24/20	10,890
5,780,000		FHLB	1.642	01/31/20	5,773
17,080,000		FHLB	1.562	02/04/20	17,056
10,000,000		FHLB	1.582	02/06/20	9,985
16,200,000		FHLB	1.564	02/26/20	16,163
10,000,000		FHLB	1.579	03/04/20	9,973
		TOTAL GOVERNMENT AGENCY DEBT			85,643

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.0%
266,822,224	c	State Street Navigator Securities Lending Government Money Market Portfolio			266,822
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			266,822

		TOTAL SHORT-TERM INVESTMENTS			352,465
		(Cost $352,458)
		TOTAL INVESTMENTS - 101.0%			28,189,600
		(Cost $21,474,403)
		OTHER ASSETS & LIABILITIES, NET - (1.0)%			(268,693)
		NET ASSETS - 100.0%			$27,920,907
273

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

Abbreviation(s):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

^	Amount represents less than $1,000.
*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $291,878,893.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/19, the aggregate value of these securities is $294,176,678 or 1.1% of net assets.

Cost amounts are in thousands.
274

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2019

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 0.7%
60,563	*	Adient plc	$1,287
60,325	*	American Axle & Manufacturing Holdings, Inc	649
159,418		Aptiv plc	15,140
117,898		BorgWarner, Inc	5,114
15,097		Cooper Tire & Rubber Co	434
12,534	*	Cooper-Standard Holding, Inc	416
76,541		Dana Inc	1,393
19,677	*	Dorman Products, Inc	1,490
2,463,815		Ford Motor Co	22,913
25,297	*	Fox Factory Holding Corp	1,760
777,966		General Motors Co	28,474
146,733		Gentex Corp	4,252
26,543	*	Gentherm, Inc	1,178
137,668		Goodyear Tire & Rubber Co	2,141
99,714		Harley-Davidson, Inc	3,708
17,506		LCI Industries, Inc	1,875
38,587		Lear Corp	5,294
36,302	*	Modine Manufacturing Co	280
13,147	*,e	Motorcar Parts of America, Inc	290
24,709		Spartan Motors, Inc	447
15,087		Standard Motor Products, Inc	803
20,247	*	Stoneridge, Inc	594
28,062		Tenneco, Inc	368
90,850	*	Tesla, Inc	38,005
35,644		Thor Industries, Inc	2,648
22,699	*	Visteon Corp	1,966
22,457		Winnebago Industries, Inc	1,190
		TOTAL AUTOMOBILES & COMPONENTS	144,109

BANKS - 5.9%
12,408		1st Source Corp	644
4,570		ACNB Corp	173
7,958	*	Allegiance Bancshares, Inc	299
12,491	*	Amerant Bancorp Inc	272
5,882		American National Bankshares, Inc	233
38,500		Ameris Bancorp	1,638
7,069		Ames National Corp	198
8,428		Arrow Financial Corp	319
100,294		Associated Banc-Corp	2,211
14,762	*	Atlantic Capital Bancshares, Inc	271
42,326		Atlantic Union Bankshares Corp	1,589
43,167	*	Axos Financial, Inc	1,307
31,112		Banc of California, Inc	535
11,574		Bancfirst Corp	723
62,103		BancorpSouth Bank	1,951
275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
3,732	e	Bank First Corp	$261
5,157,464		Bank of America Corp	181,646
11,787		Bank of Commerce Holdings	136
23,380		Bank of Hawaii Corp	2,225
7,728		Bank of Marin Bancorp	348
36,956		Bank of NT Butterfield & Son Ltd	1,368
82,422		Bank OZK	2,514
12,265		BankFinancial Corp	160
74,384		BankUnited	2,719
3,897		Bankwell Financial Group, Inc	112
23,725		Banner Corp	1,343
11,016		Bar Harbor Bankshares	280
6,936	*	Baycom Corp	158
7,059		BCB Bancorp, Inc	97
26,834		Berkshire Hills Bancorp, Inc	882
15,941		BOK Financial Corp	1,393
59,217		Boston Private Financial Holdings, Inc	712
13,328		Bridge Bancorp, Inc	447
54,590		Brookline Bancorp, Inc	899
12,987		Bryn Mawr Bank Corp	536
6,436		Business First Bancshares, Inc	160
5,576	*	Byline Bancorp, Inc	109
2,353		C&F Financial Corp	130
65,383		Cadence BanCorp	1,185
2,502	e	Cambridge Bancorp	201
11,436		Camden National Corp	527
9,158		Capital City Bank Group, Inc	279
92,364		Capitol Federal Financial	1,268
5,956		Capstar Financial Holdings, Inc	99
10,298		Carolina Financial Corp	445
14,623	*	Carter Bank & Trust	347
40,414		Cathay General Bancorp	1,538
12,633		CBTX, Inc	393
62,898		Centerstate Banks of Florida, Inc	1,571
21,511		Central Pacific Financial Corp	636
6,214		Central Valley Community Bancorp	135
2,245		Century Bancorp, Inc	202
2,189		Chemung Financial Corp	93
49,642		CIT Group, Inc	2,265
1,382,988		Citigroup, Inc	110,487
9,568		Citizens & Northern Corp	270
271,702		Citizens Financial Group, Inc	11,034
10,955		City Holding Co	898
7,262		Civista Bancshares, Inc	174
9,772		CNB Financial Corp	319
6,775		Codorus Valley Bancorp, Inc	156
51,998		Columbia Banking System, Inc	2,116
33,673	*	Columbia Financial, Inc	570
95,573		Comerica, Inc	6,857
61,969	e	Commerce Bancshares, Inc	4,210
35,397		Community Bank System, Inc	2,511
15,668		Community Bankers Trust Corp	139
2,846		Community Financial Corp	101
11,638		Community Trust Bancorp, Inc	543
276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
21,722		ConnectOne Bancorp, Inc	$559
38,938	e	Cullen/Frost Bankers, Inc	3,807
19,196	*	Customers Bancorp, Inc	457
75,634		CVB Financial Corp	1,632
23,810		Dime Community Bancshares	497
22,688		Eagle Bancorp, Inc	1,103
93,759		East West Bancorp, Inc	4,566
4,525	*	Entegra Financial Corp	136
6,481		Enterprise Bancorp, Inc	220
16,077		Enterprise Financial Services Corp	775
7,477	*	Equity Bancshares, Inc	231
6,121		ESSA Bancorp, Inc	104
55,323		Essent Group Ltd	2,876
3,168		Evans Bancorp, Inc	127
6,654	e	Farmers & Merchants Bancorp, Inc	201
18,150		Farmers National Banc Corp	296
4,563		FB Financial Corp	181
6,481		Federal Agricultural Mortgage Corp (Class C)	541
435,998		Fifth Third Bancorp	13,403
10,211		Financial Institutions, Inc	328
20,427		First Bancorp (NC)	815
114,850		First Bancorp (Puerto Rico)	1,216
6,485		First Bancorp, Inc	196
6,018		First Bancshares, Inc	214
26,747		First Busey Corp	736
6,176		First Business Financial Services, Inc	163
3,874		First Citizens Bancshares, Inc (Class A)	2,062
69,402		First Commonwealth Financial Corp	1,007
12,139	e	First Community Bancshares, Inc	377
15,452		First Defiance Financial Corp	487
68,200		First Financial Bancorp	1,735
92,318		First Financial Bankshares, Inc	3,240
8,330		First Financial Corp	381
6,257		First Financial Northwest, Inc	93
19,660		First Foundation, Inc	342
3,324		First Guaranty Bancshares, Inc	72
71,845		First Hawaiian, Inc	2,073
181,409		First Horizon National Corp	3,004
4,089		First Internet Bancorp	97
18,329		First Interstate Bancsystem, Inc	768
29,933		First Merchants Corp	1,245
7,120		First Mid-Illinois Bancshares, Inc	251
73,424		First Midwest Bancorp, Inc	1,693
7,602		First Northwest Bancorp	138
15,462		First of Long Island Corp	388
107,798		First Republic Bank	12,661
15,789		Flagstar Bancorp, Inc	604
20,105		Flushing Financial Corp	434
181,165		FNB Corp	2,301
8,854		Franklin Financial Network, Inc	304
84,379		Fulton Financial Corp	1,471
14,703		German American Bancorp, Inc	524
55,696		Glacier Bancorp, Inc	2,561
277

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
7,809		Great Southern Bancorp, Inc	$494
42,914		Great Western Bancorp, Inc	1,491
2,003		Greene County Bancorp, Inc	58
1,224		Guaranty Bancshares, Inc	40
47,878		Hancock Whitney Corp	2,101
23,963		Hanmi Financial Corp	479
16,668	*	HarborOne Northeast Bancorp, Inc	183
17,800		Heartland Financial USA, Inc	885
25,661		Heritage Commerce Corp	329
22,188		Heritage Financial Corp	628
54,190		Hilltop Holdings, Inc	1,351
997		Hingham Institution for Savings	210
4,264		Home Bancorp, Inc	167
81,882		Home Bancshares, Inc	1,610
15,022	*	HomeStreet, Inc	511
13,541		HomeTrust Bancshares, Inc	363
93,574		Hope Bancorp, Inc	1,391
23,268		Horizon Bancorp	442
6,001	*	Howard Bancorp, Inc	101
661,687		Huntington Bancshares, Inc	9,978
35,117		IBERIABANK Corp	2,628
23,332		Independent Bank Corp (MA)	1,942
17,558		Independent Bank Corp (MI)	398
20,253		Independent Bank Group, Inc	1,123
40,567		International Bancshares Corp	1,747
5,550		Investar Holding Corp	133
133,839		Investors Bancorp, Inc	1,595
1,976,470		JPMorgan Chase & Co	275,520
83,674		Kearny Financial Corp	1,157
644,922		Keycorp	13,053
32,502		Lakeland Bancorp, Inc	565
18,387		Lakeland Financial Corp	900
6,780		LCNB Corp	131
4,628	*,e	LendingTree, Inc	1,404
14,926		Live Oak Bancshares, Inc	284
81,224		M&T Bank Corp	13,788
19,210		Macatawa Bank Corp	214
4,666	*	Malvern Bancorp, Inc	108
12,428		Mercantile Bank Corp	453
10,918		Merchants Bancorp	215
35,757		Meridian Bancorp, Inc	718
20,574		Meta Financial Group, Inc	751
4,420	*	Metropolitan Bank Holding Corp	213
210,298		MGIC Investment Corp	2,980
10,800		Midland States Bancorp, Inc	313
7,821		MidWestOne Financial Group, Inc	283
34,360	*	Mr Cooper Group, Inc	430
3,816		MutualFirst Financial, Inc	151
19,324		National Bank Holdings Corp	681
5,351		National Bankshares, Inc	240
31,726		NBT Bancorp, Inc	1,287
305,096		New York Community Bancorp, Inc	3,667
6,480	*	Nicolet Bankshares, Inc	479
38,864	*	NMI Holdings, Inc	1,290
278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
5,235		Northeast Bank	$115
33,024		Northfield Bancorp, Inc	560
5,019		Northrim BanCorp, Inc	192
69,442		Northwest Bancshares, Inc	1,155
4,425	e	Norwood Financial Corp	172
30,487		OceanFirst Financial Corp	779
33,903	e	OFG Bancorp	800
3,155		Ohio Valley Banc Corp	125
90,192		Old National Bancorp	1,650
21,667		Old Second Bancorp, Inc	292
14,808		Opus Bank	383
11,057		Origin Bancorp, Inc	418
5,318		Orrstown Financial Services, Inc	120
11,579	*	Pacific Mercantile Bancorp	94
28,237		Pacific Premier Bancorp, Inc	921
66,007		PacWest Bancorp	2,526
9,690		Park National Corp	992
4,177		Parke Bancorp, Inc	106
13,465		PCSB Financial Corp	273
11,582		Peapack Gladstone Financial Corp	358
4,446		Penns Woods Bancorp, Inc	158
9,540		PennyMac Financial Services, Inc	325
3,256		Peoples Bancorp of North Carolina, Inc	107
12,623		Peoples Bancorp, Inc	438
5,712		Peoples Financial Services Corp	288
285,202		People’s United Financial, Inc	4,820
9,341		People’s Utah Bancorp	281
50,971		Pinnacle Financial Partners, Inc	3,262
277,291		PNC Financial Services Group, Inc	44,264
51,633		Popular, Inc	3,033
8,859		Preferred Bank	532
8,456		Premier Financial Bancorp, Inc	153
57,871		Prosperity Bancshares, Inc	4,160
6,589	*	Provident Bancorp Inc	82
45,191		Provident Financial Services, Inc	1,114
6,101		Prudential Bancorp, Inc	113
8,729		QCR Holdings, Inc	383
122,609		Radian Group, Inc	3,085
9,265		RBB Bancorp	196
641,235		Regions Financial Corp	11,004
4,712		Reliant Bancorp Inc	105
30,881		Renasant Corp	1,094
6,104		Republic Bancorp, Inc (Class A)	286
34,776	*	Republic First Bancorp, Inc	145
13,238		Riverview Bancorp, Inc	109
25,676		S&T Bancorp, Inc	1,035
22,606		Sandy Spring Bancorp, Inc	856
28,631	*	Seacoast Banking Corp of Florida	875
32,848		ServisFirst Bancshares, Inc	1,238
8,913		Shore Bancshares, Inc	155
8,919		Sierra Bancorp	260
34,007		Signature Bank	4,646
55,218		Simmons First National Corp (Class A)	1,479
279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
5,382		SmartFinancial, Inc	$127
24,776		South State Corp	2,149
4,079	*	Southern First Bancshares, Inc	173
4,139		Southern Missouri Bancorp, Inc	159
8,140		Southern National Bancorp of Virginia, Inc	133
20,042		Southside Bancshares, Inc	744
11,631		Sterling Bancorp, Inc	94
123,313		Sterling Bancorp/DE	2,599
16,305		Stock Yards Bancorp, Inc	670
6,101		Summit Financial Group, Inc	165
33,541	*	SVB Financial Group	8,420
103,301		Synovus Financial Corp	4,049
108,200		TCF Financial Corp	5,064
5,870		Territorial Bancorp, Inc	182
35,836	*	Texas Capital Bancshares, Inc	2,034
34,383		TFS Financial Corp	677
35,393	*	The Bancorp, Inc	459
4,645		Timberland Bancorp, Inc	138
10,641		Tompkins Financial Corp	974
46,422		Towne Bank	1,291
19,212		Trico Bancshares	784
16,178	*	Tristate Capital Holdings, Inc	423
10,668	*	Triumph Bancorp, Inc	406
846,386		Truist Financial Corp	47,668
71,043		Trustco Bank Corp NY	616
49,168		Trustmark Corp	1,697
26,057		UMB Financial Corp	1,789
161,706		Umpqua Holdings Corp	2,862
2,885	e	Union Bankshares, Inc	105
72,013		United Bankshares, Inc	2,784
51,942		United Community Banks, Inc	1,604
34,307		United Community Financial Corp	400
9,461		United Security Bancshares	102
5,346		Unity Bancorp, Inc	121
19,117		Univest Financial Corp	512
899,278		US Bancorp	53,318
259,185		Valley National Bancorp	2,968
22,054		Veritex Holdings, Inc	642
19,235		Walker & Dunlop, Inc	1,244
50,737		Washington Federal, Inc	1,860
10,818		Washington Trust Bancorp, Inc	582
19,189		Waterstone Financial, Inc	365
67,195		Webster Financial Corp	3,586
2,415,261		Wells Fargo & Co	129,941
40,789		WesBanco, Inc	1,541
11,970		West Bancorporation, Inc	307
18,981		Westamerica Bancorporation	1,286
68,448		Western Alliance Bancorp	3,902
19,137		Western New England Bancorp, Inc	184
38,890		Wintrust Financial Corp	2,757
37,123		WSFS Financial Corp	1,633
106,318		Zions Bancorporation	5,520
		TOTAL BANKS	1,197,835
280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
CAPITAL GOODS - 6.8%
357,319		3M Co	$63,038
93,763		A.O. Smith Corp	4,467
29,877	e	Aaon, Inc	1,476
23,226		AAR Corp	1,047
43,959		Actuant Corp (Class A)	1,144
24,498		Acuity Brands, Inc	3,381
24,758		Advanced Drainage Systems, Inc	962
93,206	*	Aecom Technology Corp	4,020
24,436	*	Aegion Corp	547
49,582	*	Aerojet Rocketdyne Holdings, Inc	2,264
14,335	*	Aerovironment, Inc	885
32,215		AGCO Corp	2,489
56,080		Air Lease Corp	2,665
32,949		Aircastle Ltd	1,055
6,904		Alamo Group, Inc	867
21,082		Albany International Corp (Class A)	1,601
58,342		Allegion plc	7,266
4,493		Allied Motion Technologies, Inc	218
68,688		Allison Transmission Holdings, Inc	3,319
41,492		Altra Industrial Motion Corp	1,502
13,776	*	Ameresco, Inc	241
10,171	*	American Woodmark Corp	1,063
140,933		Ametek, Inc	14,057
20,270		Apogee Enterprises, Inc	659
27,154		Applied Industrial Technologies, Inc	1,811
229,339		Arconic, Inc	7,057
30,718		Arcosa, Inc	1,368
10,471		Argan, Inc	420
17,658	*	Armstrong Flooring, Inc	75
31,783		Armstrong World Industries, Inc	2,987
15,250		Astec Industries, Inc	641
15,755	*	Astronics Corp	440
23,836	*	Atkore International Group, Inc	964
35,579	*	Axon Enterprise, Inc	2,607
19,364		AZZ, Inc	890
25,595		Barnes Group, Inc	1,586
41,684	*	Beacon Roofing Supply, Inc	1,333
35,611	*,e	Bloom Energy Corp	266
3,946	*	Blue Bird Corp	90
6,034	*,e	BlueLinx Holdings, Inc	86
47,040	*	BMC Stock Holdings, Inc	1,350
336,533		Boeing Co	109,629
30,438		Briggs & Stratton Corp	203
67,070	*	Builders FirstSource, Inc	1,704
66,179		BWX Technologies, Inc	4,108
14,163	e	Caesarstone Sdot-Yam Ltd	213
8,775	*	CAI International, Inc	254
36,112		Carlisle Cos, Inc	5,844
339,638		Caterpillar, Inc	50,158
22,344	*	Chart Industries, Inc	1,508
12,045	*	CIRCOR International, Inc	557
64,286	*	Colfax Corp	2,339
281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
14,727		Columbus McKinnon Corp	$590
24,840		Comfort Systems USA, Inc	1,238
18,016	*	Commercial Vehicle Group, Inc	114
28,296	*	Continental Building Products, Inc	1,031
29,151	*	Cornerstone Building Brands, Inc	248
28,721		Crane Co	2,481
10,574		CSW Industrials, Inc	814
18,660		Cubic Corp	1,186
92,923		Cummins, Inc	16,630
26,243		Curtiss-Wright Corp	3,697
196,516		Deere & Co	34,048
71,161		Donaldson Co, Inc	4,100
16,771		Douglas Dynamics, Inc	922
91,263		Dover Corp	10,519
8,048	*	Ducommun, Inc	407
11,117	*	DXP Enterprises, Inc	443
16,954	*	Dycom Industries, Inc	799
3,733		Eastern Co	114
261,223		Eaton Corp	24,743
35,403		EMCOR Group, Inc	3,055
384,759		Emerson Electric Co	29,342
15,305		Encore Wire Corp	879
11,608	*,e	Energous Corp	21
24,905	*,e	Energy Recovery, Inc	244
31,570		EnerSys	2,362
15,803		EnPro Industries, Inc	1,057
18,556	e	ESCO Technologies, Inc	1,716
2,576	e	EVI Industries, Inc	70
51,314	*	Evoqua Water Technologies Corp	972
375,818		Fastenal Co	13,886
42,557		Federal Signal Corp	1,372
82,555		Flowserve Corp	4,109
91,070		Fluor Corp	1,719
180,761		Fortive Corp	13,808
88,532		Fortune Brands Home & Security, Inc	5,785
9,256	*	Foundation Building Materials, Inc	179
34,098		Franklin Electric Co, Inc	1,955
72,418	*	Gardner Denver Holdings, Inc	2,656
30,738	*	Gates Industrial Corp plc	423
20,759		GATX Corp	1,720
4,980	*	Gencor Industries, Inc	58
41,949	*	Generac Holdings, Inc	4,220
160,180		General Dynamics Corp	28,248
5,506,024		General Electric Co	61,447
22,869	*	Gibraltar Industries, Inc	1,154
17,148	*	GMS, Inc	464
14,132		Gorman-Rupp Co	530
104,372		Graco, Inc	5,427
26,067		GrafTech International Ltd	303
7,763		Graham Corp	170
33,088	e	Granite Construction, Inc	916
44,924	*	Great Lakes Dredge & Dock Corp	509
19,838		Greenbrier Cos, Inc	643
20,793		Griffon Corp	423
282

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
23,777		H&E Equipment Services, Inc	$795
59,172	*	Harsco Corp	1,362
90,220	*	HD Supply Holdings, Inc	3,629
26,390		HEICO Corp	3,012
46,469		HEICO Corp (Class A)	4,160
16,194		Helios Technologies, Inc	749
17,889	*	Herc Holdings, Inc	875
57,257		Hexcel Corp	4,198
34,596		Hillenbrand, Inc	1,152
453,411		Honeywell International, Inc	80,254
34,474		Hubbell, Inc	5,096
23,249		Huntington Ingalls	5,833
4,796		Hurco Cos, Inc	184
7,224		Hyster-Yale Materials Handling, Inc	426
46,427		IDEX Corp	7,985
5,334	*	IES Holdings, Inc	137
202,805		Illinois Tool Works, Inc	36,430
150,624		Ingersoll-Rand plc	20,021
13,472		Insteel Industries, Inc	290
53,134		ITT, Inc	3,927
79,466		Jacobs Engineering Group, Inc	7,138
47,393	*	JELD-WEN Holding, Inc	1,109
22,550		John Bean Technologies Corp	2,540
498,728		Johnson Controls International plc	20,303
8,084		Kadant, Inc	852
17,941		Kaman Corp	1,183
56,290		Kennametal, Inc	2,077
50,983	*	Kratos Defense & Security Solutions, Inc	918
140,296		L3Harris Technologies, Inc	27,760
4,456	*	Lawson Products, Inc	232
5,677	*	LB Foster Co (Class A)	110
22,519		Lennox International, Inc	5,494
36,237		Lincoln Electric Holdings, Inc	3,505
7,273	e	Lindsay Corp	698
156,892		Lockheed Martin Corp	61,091
17,575		Luxfer Holdings plc	325
12,223	*	Lydall, Inc	251
22,630	*	Manitowoc Co, Inc	396
187,450		Masco Corp	8,996
18,516	*	Masonite International Corp	1,337
38,304	*	Mastec, Inc	2,458
38,365	e	Maxar Technologies, Inc	601
33,690	*	Mercury Systems, Inc	2,328
34,734	*	Meritor, Inc	910
35,939	*	Middleby Corp	3,936
7,280		Miller Industries, Inc	270
22,998		Moog, Inc (Class A)	1,962
64,419	*	MRC Global, Inc	879
25,456		MSC Industrial Direct Co (Class A)	1,998
40,743		Mueller Industries, Inc	1,294
104,855		Mueller Water Products, Inc (Class A)	1,256
10,993	*	MYR Group, Inc	358
3,534	e	National Presto Industries, Inc	312
283

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
35,673	*	Navistar International Corp	$1,032
19,066		NN, Inc	176
33,227		Nordson Corp	5,411
100,935		Northrop Grumman Corp	34,719
6,891	*	Northwest Pipe Co	230
78,206	*	NOW, Inc	879
5,211	*	NV5 Global Inc	263
110,096		nVent Electric plc	2,816
2,354		Omega Flex, Inc	253
38,204		Oshkosh Corp	3,616
65,515		Owens Corning, Inc	4,266
209,173		PACCAR, Inc	16,546
81,383		Parker-Hannifin Corp	16,750
12,058	*	Parsons Corp	498
17,097		Patrick Industries, Inc	896
96,376		Pentair plc	4,421
36,380	*	PGT, Inc	542
159,236	*,e	Plug Power, Inc	503
7,077		Powell Industries, Inc	347
1,801		Preformed Line Products Co	109
28,783		Primoris Services Corp	640
18,284	*	Proto Labs, Inc	1,857
25,291		Quanex Building Products Corp	432
90,888		Quanta Services, Inc	3,700
25,955		Raven Industries, Inc	894
178,995		Raytheon Co	39,332
16,634	*	RBC Bearings, Inc	2,634
25,203		Regal-Beloit Corp	2,158
82,950	*	Resideo Technologies, Inc	990
8,757		REV Group, Inc	107
56,852	*	Rexnord Corp	1,855
74,913		Rockwell Automation, Inc	15,183
64,991		Roper Technologies Inc	23,022
21,510		Rush Enterprises, Inc (Class A)	1,000
4,597		Rush Enterprises, Inc (Class B)	210
88,808	*	Sensata Technologies Holding plc	4,784
29,530		Simpson Manufacturing Co, Inc	2,369
24,415	*,e	SiteOne Landscape Supply, Inc	2,213
30,839		Snap-On, Inc	5,224
66,489		Spirit Aerosystems Holdings, Inc (Class A)	4,846
30,406	*	SPX Corp	1,547
29,148	*	SPX FLOW, Inc	1,424
8,333		Standex International Corp	661
94,914		Stanley Black & Decker, Inc	15,731
18,886	*	Sterling Construction Co, Inc	266
60,603	*	Sunrun, Inc	837
22,563	*	Teledyne Technologies, Inc	7,819
12,744		Tennant Co	993
35,787		Terex Corp	1,066
18,852	*,e	Textainer Group Holdings Ltd	202
143,403		Textron, Inc	6,396
24,419	*	Thermon Group Holdings	654
37,983		Timken Co	2,139
33,155		Titan International, Inc	120
284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
11,613	*	Titan Machinery, Inc	$172
65,756		Toro Co	5,239
7,431	*	TPI Composites, Inc	138
31,351		TransDigm Group, Inc	17,557
40,670	*,e	Trex Co, Inc	3,655
34,233	*	Trimas Corp	1,075
63,620		Trinity Industries, Inc	1,409
30,588		Triton International Ltd	1,230
32,779		Triumph Group, Inc	828
27,269	*	Tutor Perini Corp	351
6,567	*	Twin Disc, Inc	72
44,924	*	United Rentals, Inc	7,492
513,635		United Technologies Corp	76,922
107,143	*	Univar Solutions Inc	2,597
44,298		Universal Forest Products, Inc	2,113
10,628		Valmont Industries, Inc	1,592
7,860	*	Vectrus, Inc	403
7,828	*	Veritiv Corp	154
12,845	*	Vicor Corp	600
15,334	*,e	Vivint Solar, Inc	111
27,309		W.W. Grainger, Inc	9,245
42,603		Wabash National Corp	626
31,460	*	WABCO Holdings, Inc	4,263
115,379		Wabtec Corp	8,976
21,705		Watsco, Inc	3,910
18,825		Watts Water Technologies, Inc (Class A)	1,878
88,290	*	Welbilt, Inc	1,378
39,330	*	Wesco Aircraft Holdings, Inc	433
24,346	*	WESCO International, Inc	1,446
3,392	*	Willis Lease Finance Corp	200
22,097	*	Willscot Corp	409
30,482		Woodward Inc	3,610
114,079		Xylem, Inc	8,988
		TOTAL CAPITAL GOODS	1,378,729

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
40,285		ABM Industries, Inc	1,519
37,820	*	Acacia Research (Acacia Technologies)	101
77,675		ACCO Brands Corp	727
5,238	e	ADT, Inc	42
31,552	*	Advanced Disposal Services, Inc	1,037
36,708	*	ASGN Inc	2,605
5,145		Barrett Business Services, Inc	465
4,266		BG Staffing, Inc	93
33,472		Brady Corp (Class A)	1,917
16,522	*	BrightView Holdings, Inc	279
33,001		Brink’s Co	2,993
29,675	*	Casella Waste Systems, Inc (Class A)	1,366
35,493	*	CBIZ, Inc	957
18,496	*	Ceco Environmental Corp	142
14,958	*	Cimpress plc	1,881
52,937		Cintas Corp	14,244
38,542	*	Clean Harbors, Inc	3,305
285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
127,578	*	Copart, Inc	$11,602
23,688	*	CoStar Group, Inc	14,173
84,474		Covanta Holding Corp	1,254
7,013		CRA International, Inc	382
27,694		Deluxe Corp	1,382
20,052		Ennis, Inc	434
76,115		Equifax, Inc	10,665
36,012		Exponent, Inc	2,485
7,582	*	Forrester Research, Inc	316
7,620	*	Franklin Covey Co	246
25,416	*	FTI Consulting, Inc	2,813
9,864	*	GP Strategies Corp	130
49,914	e	Healthcare Services Group	1,214
14,300		Heidrick & Struggles International, Inc	465
8,893	*	Heritage-Crystal Clean, Inc	279
28,968		Herman Miller, Inc	1,207
31,637		HNI Corp	1,185
15,850	*	Huron Consulting Group, Inc	1,089
88,200	*	IAA, Inc	4,151
13,124		ICF International, Inc	1,202
248,482	*	IHS Markit Ltd	18,723
32,837	*	Innerworkings, Inc	181
25,976		Insperity, Inc	2,235
44,581		Interface, Inc	740
88,200		KAR Auction Services, Inc	1,922
20,372		Kelly Services, Inc (Class A)	460
18,302		Kforce, Inc	727
25,171		Kimball International, Inc (Class B)	520
35,963		Knoll, Inc	908
37,013		Korn/Ferry International	1,569
31,415		Manpower, Inc	3,050
22,585		Matthews International Corp (Class A)	862
17,061		McGrath RentCorp	1,306
13,300	*	Mistras Group, Inc	190
31,645		Mobile Mini, Inc	1,200
24,011	e	MSA Safety, Inc	3,034
219,281		Nielsen NV	4,451
4,961	*,e	NL Industries, Inc	19
133,127		Pitney Bowes, Inc	536
21,796		Quad Graphics, Inc	102
134,904		Republic Services, Inc	12,091
20,546		Resources Connection, Inc	336
69,302		Robert Half International, Inc	4,376
85,209	e	Rollins, Inc	2,826
51,083		RR Donnelley & Sons Co	202
12,140	*	SP Plus Corp	515
61,807		Steelcase, Inc (Class A)	1,265
49,051	*	Stericycle, Inc	3,130
9,938		Systemax, Inc	250
20,907	*	Team, Inc	334
41,281		Tetra Tech, Inc	3,557
115,960		TransUnion	9,927
22,121	*	TriNet Group, Inc	1,252
30,958	*	TrueBlue, Inc	745
286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
11,006		Unifirst Corp	$2,223
16,280		US Ecology, Inc	943
100,478		Verisk Analytics, Inc	15,005
15,178		Viad Corp	1,024
5,586		VSE Corp	212
265,954		Waste Management, Inc	30,308
5,398	*	Willdan Group, Inc	172
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	223,775

CONSUMER DURABLES & APPAREL - 1.4%
15,286		Acushnet Holdings Corp	497
39,523	*	American Outdoor Brands Corp	367
7,681		Bassett Furniture Industries, Inc	128
21,459	*	Beazer Homes USA, Inc	303
44,121		Brunswick Corp	2,646
69,841		Callaway Golf Co	1,481
90,698	*	Capri Holdings Ltd	3,460
27,877		Carter’s, Inc	3,048
6,102	*	Cavco Industries, Inc	1,192
13,611	*	Century Communities, Inc	372
14,228		Clarus Corp	193
13,474		Columbia Sportswear Co	1,350
45,716	*	CROCS, Inc	1,915
6,895		Culp, Inc	94
19,292	*	Deckers Outdoor Corp	3,258
210,614		DR Horton, Inc	11,110
7,865		Escalade, Inc	77
18,783	e	Ethan Allen Interiors, Inc	358
5,531		Flexsteel Industries, Inc	110
31,215	*,e	Fossil Group, Inc	246
87,558		Garmin Ltd	8,542
30,360	*	G-III Apparel Group Ltd	1,017
74,136	*,e	GoPro, Inc	322
16,535	*	Green Brick Partners, Inc	190
6,360		Hamilton Beach Brands Holding Co	121
244,655	e	Hanesbrands, Inc	3,633
79,817		Hasbro, Inc	8,429
15,207	*	Helen of Troy Ltd	2,734
7,913		Hooker Furniture Corp	203
13,822	*	Installed Building Products, Inc	952
18,443	*,e	iRobot Corp	934
3,583		Johnson Outdoors, Inc	275
60,650		KB Home	2,078
30,075	e	Kontoor Brands, Inc	1,263
36,137		La-Z-Boy, Inc	1,138
94,275		Leggett & Platt, Inc	4,792
11,279		Lennar Corp (B Shares)	504
170,462		Lennar Corp (Class A)	9,510
12,635	*	LGI Homes, Inc	893
7,210		Lifetime Brands, Inc	50
73,784	*	Lululemon Athletica, Inc	17,094
16,714	*	M/I Homes, Inc	658
13,092	*	Malibu Boats, Inc	536
287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
8,407		Marine Products Corp	$121
13,690	*	MasterCraft Boat Holdings, Inc	216
246,470	*,e	Mattel, Inc	3,340
32,691		MDC Holdings, Inc	1,248
26,198	*	Meritage Homes Corp	1,601
37,671	*	Mohawk Industries, Inc	5,138
11,320		Movado Group, Inc	246
3,180		Nacco Industries, Inc (Class A)	149
241,949		Newell Brands Inc	4,650
781,619		Nike, Inc (Class B)	79,186
2,226	*	NVR, Inc	8,478
11,750		Oxford Industries, Inc	886
38,838		Polaris Inc	3,950
157,608		Pulte Homes, Inc	6,115
47,687		PVH Corp	5,014
35,853		Ralph Lauren Corp	4,203
79,579	*	Skechers U.S.A., Inc (Class A)	3,437
32,514	*	Skyline Champion Corp	1,031
45,047	*	Sonos, Inc	704
60,523		Steven Madden Ltd	2,603
12,383		Sturm Ruger & Co, Inc	582
5,163		Superior Uniform Group, Inc	70
191,265		Tapestry, Inc	5,158
53,322	*	Taylor Morrison Home Corp	1,166
33,646	*	Tempur Sealy International, Inc	2,929
80,868		Toll Brothers, Inc	3,195
26,487	*	TopBuild Corp	2,730
102,085	*	TRI Pointe Homes, Inc	1,590
28,980		Tupperware Brands Corp	249
110,698	*	Under Armour, Inc (Class A)	2,391
110,542	*	Under Armour, Inc (Class C)	2,120
10,905	*	Unifi, Inc	275
10,485	*	Universal Electronics, Inc	548
16,444	*	Vera Bradley, Inc	194
193,170		VF Corp	19,251
41,550	*	Vista Outdoor, Inc	311
37,439		Whirlpool Corp	5,523
17,713	*	William Lyon Homes, Inc	354
48,726		Wolverine World Wide, Inc	1,644
11,211	*,e	YETI Holdings, Inc	390
21,026	*,e	ZAGG, Inc	171
		TOTAL CONSUMER DURABLES & APPAREL	281,230

CONSUMER SERVICES - 2.3%
33,727	*	Adtalem Global Education, Inc	1,179
12,233	*	American Public Education, Inc	335
143,934		ARAMARK Holdings Corp	6,247
44,487		BBX Capital Corp	212
769	*	Biglari Holdings, Inc (B Shares)	88
15,173		BJ’s Restaurants, Inc	576
44,145		Bloomin’ Brands, Inc	974
61,116		Boyd Gaming Corp	1,830
36,213	*	Bright Horizons Family Solutions	5,442
25,489	e	Brinker International, Inc	1,071
288

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
357,916	*	Caesars Entertainment Corp	$4,868
245,361		Carnival Corp	12,472
11,838		Carriage Services, Inc	303
27,792	*,e	Carrols Restaurant Group, Inc	196
16,727	*	Century Casinos, Inc	132
31,824	e	Cheesecake Factory	1,237
60,816	*	Chegg, Inc	2,306
16,294	*	Chipotle Mexican Grill, Inc (Class A)	13,640
17,380		Choice Hotels International, Inc	1,798
23,949		Churchill Downs, Inc	3,286
12,474	*	Chuy’s Holdings, Inc	323
15,120	e	Cracker Barrel Old Country Store, Inc	2,325
78,161		Darden Restaurants, Inc	8,520
30,312		Dave & Buster’s Entertainment, Inc	1,218
23,487	*	Del Taco Restaurants, Inc	186
41,277	*	Denny’s Corp	821
10,362		Dine Brands Global Inc.	865
26,483		Domino’s Pizza, Inc	7,780
43,999	*,e	Drive Shack, Inc	161
49,730		Dunkin Brands Group, Inc	3,757
14,501	*	El Pollo Loco Holdings, Inc	220
44,594	*,e	Eldorado Resorts, Inc	2,660
117,907		Extended Stay America, Inc	1,752
20,469	*	Fiesta Restaurant Group, Inc	202
54,509	*	frontdoor, Inc	2,585
7,389	*	Golden Entertainment, Inc	142
2,783		Graham Holdings Co	1,778
32,189	*	Grand Canyon Education, Inc	3,083
129,519		H&R Block, Inc	3,041
14,706	*	Habit Restaurants, Inc	153
49,665	*	Hilton Grand Vacations, Inc	1,708
180,599		Hilton Worldwide Holdings, Inc	20,030
76,812	*	Houghton Mifflin Harcourt Co	480
24,452		Hyatt Hotels Corp	2,194
76,027		International Game Technology plc	1,138
10,324	*	J Alexander’s Holdings, Inc	99
14,716		Jack in the Box, Inc	1,148
26,055	*	K12, Inc	530
221,443		Las Vegas Sands Corp	15,288
62,559	*	Laureate Education, Inc	1,102
10,890	*	Lindblad Expeditions Holdings, Inc	178
175,245		Marriott International, Inc (Class A)	26,537
28,647		Marriott Vacations Worldwide Corp	3,689
477,581		McDonald’s Corp	94,375
326,708		MGM Resorts International	10,870
7,140	*	Monarch Casino & Resort, Inc	347
2,378		Nathan’s Famous, Inc	169
8,091	*	Noodles & Co	45
135,741	*	Norwegian Cruise Line Holdings Ltd	7,929
29,338	*,e	OneSpaWorld Holdings Ltd	494
18,811		Papa John’s International, Inc	1,188
76,441	*,e	Penn National Gaming, Inc	1,954
289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
46,334	*	Perdoceo Education Corp	$852
51,866	*	Planet Fitness, Inc	3,873
10,854	*	PlayAGS, Inc	132
16,455	*	Potbelly Corp	69
6,547		RCI Hospitality Holdings, Inc	134
11,433	*	Red Lion Hotels Corp	43
9,211	*	Red Robin Gourmet Burgers, Inc	304
48,687		Red Rock Resorts, Inc	1,166
27,109	*	Regis Corp	484
106,238		Royal Caribbean Cruises Ltd	14,184
21,790		Ruth’s Hospitality Group Inc	474
37,197	*,e	Scientific Games Corp (Class A)	996
30,308	*	SeaWorld Entertainment, Inc	961
108,167		Service Corp International	4,979
86,396	*	ServiceMaster Global Holdings, Inc	3,340
15,620	*	Shake Shack, Inc	930
48,601		Six Flags Entertainment Corp	2,192
748,264		Starbucks Corp	65,787
15,126		Strategic Education, Inc	2,404
21,327	*	Target Hospitality Corp	107
48,860		Texas Roadhouse, Inc (Class A)	2,752
13,497	e	Twin River Worldwide Holdings Inc	346
26,170		Vail Resorts, Inc	6,276
134,006		Wendy’s	2,976
21,048		Wingstop, Inc	1,815
26,120	*	WW International Inc	998
55,993		Wyndham Destinations, Inc	2,894
68,964		Wyndham Hotels & Resorts, Inc	4,332
63,559		Wynn Resorts Ltd	8,826
223,272		Yum China Holdings, Inc	10,719
189,996		Yum! Brands, Inc	19,138
		TOTAL CONSUMER SERVICES	455,739

DIVERSIFIED FINANCIALS - 3.5%
31,723		Affiliated Managers Group, Inc	2,688
21,134		AG Mortgage Investment Trust	326
341,429		AGNC Investment Corp	6,037
234,210		Ally Financial, Inc	7,157
424,779		American Express Co	52,881
81,898		Ameriprise Financial, Inc	13,643
885,022		Annaly Capital Management, Inc	8,337
70,479		Anworth Mortgage Asset Corp	248
68,911		Apollo Commercial Real Estate Finance, Inc	1,260
22,112		Ares Commercial Real Estate Corp	350
41,515		Ares Management Corp	1,482
16,506	e	Arlington Asset Investment Corp (Class A)	92
26,163		ARMOUR Residential REIT, Inc	468
32,135		Artisan Partners Asset Management, Inc	1,039
8,796	*	Assetmark Financial Holdings, Inc	255
4,316	e	Associated Capital Group, Inc	169
10,240		B. Riley Financial, Inc	258
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	459
519,642		Bank of New York Mellon Corp	26,154
166,153		BGC Partners, Inc (Class A)	987
290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
75,764		BlackRock, Inc	$38,087
73,790	e	Blackstone Mortgage Trust, Inc	2,747
30,473	*	Blucora, Inc	797
40,173		Brightsphere Investment Group, Inc	411
48,331	*	Cannae Holdings, Inc	1,797
293,328		Capital One Financial Corp	30,186
71,072		Capstead Mortgage Corp	563
74,260		CBOE Global Markets, Inc	8,911
727,913		Charles Schwab Corp	34,620
7,318		Cherry Hill Mortgage Investment Corp	107
94,757		Chimera Investment Corp	1,948
224,330		CME Group, Inc	45,028
15,440		Cohen & Steers, Inc	969
56,629		Colony Credit Real Estate, Inc	745
18,127	*	Cowen Group, Inc	286
6,914	*	Credit Acceptance Corp	3,058
7,834	*	Curo Group Holdings Corp	95
2,179		Diamond Hill Investment Group, Inc	306
193,957		Discover Financial Services	16,451
19,156	*	Donnelley Financial Solutions, Inc	201
11,107		Dynex Capital, Inc	188
156,075		E*TRADE Financial Corp	7,081
78,977		Eaton Vance Corp	3,687
11,344	*	Elevate Credit, Inc	51
17,423		Ellington Financial Inc	319
17,368	*,e	Encore Capital Group, Inc	614
23,911	*	Enova International, Inc	575
29,096		Evercore Inc	2,175
22,197		Exantas Capital Corp	262
38,445	*,e	Ezcorp, Inc (Class A)	262
24,832		Factset Research Systems, Inc	6,662
68,886		Federated Investors, Inc (Class B)	2,245
91,723		FGL Holdings	977
30,190		FirstCash, Inc	2,434
12,579	*	Focus Financial Partners, Inc	371
181,317		Franklin Resources, Inc	4,711
23,847	e	Gain Capital Holdings, Inc	94
4,049		GAMCO Investors, Inc (Class A)	79
201,854		Goldman Sachs Group, Inc	46,412
31,227		Granite Point Mortgage Trust, Inc	574
8,938		Great Ajax Corp	132
33,057	*	Green Dot Corp	770
19,893		Greenhill & Co, Inc	340
10,099		Hamilton Lane, Inc	602
15,460		Houlihan Lokey, Inc	756
47,028		Interactive Brokers Group, Inc (Class A)	2,192
348,016		IntercontinentalExchange Group, Inc	32,209
11,369	*	INTL FCStone, Inc	555
237,895		Invesco Ltd	4,277
91,773		Invesco Mortgage Capital, Inc	1,528
106,298		Janus Henderson Group plc	2,599
181,956		Jefferies Financial Group, Inc	3,888
7,773		KKR Real Estate Finance Trust, Inc	159
291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
49,932		Ladder Capital Corp	$901
73,441		Ladenburg Thalmann Financial Services, Inc	256
76,930		Lazard Ltd (Class A)	3,074
62,850		Legg Mason, Inc	2,257
42,896	*	LendingClub Corp	541
55,907		LPL Financial Holdings, Inc	5,157
23,522		MarketAxess Holdings, Inc	8,917
6,533		Marlin Business Services Corp	144
270,747		MFA Financial Inc	2,071
26,390		Moelis & Co	842
104,067		Moody’s Corp	24,707
737,374		Morgan Stanley	37,695
13,834		Morningstar, Inc	2,093
52,066		MSCI, Inc (Class A)	13,442
76,744		Nasdaq Inc	8,219
118,613		Navient Corp	1,623
14,990		Nelnet, Inc (Class A)	873
231,837		New Residential Investment Corp	3,735
75,449		New York Mortgage Trust, Inc	470
22,218	*,†	NewStar Financial, Inc	5
127,147		Northern Trust Corp	13,508
36,046	*	On Deck Capital, Inc	149
37,084		OneMain Holdings, Inc	1,563
7,363		Oppenheimer Holdings, Inc	202
23,694	e	Orchid Island Capital, Inc	139
47,765		PennyMac Mortgage Investment Trust	1,065
17,372	*	Pico Holdings, Inc	193
10,272	*	Piper Jaffray Cos	821
13,025		PJT Partners, Inc	588
33,753	*	PRA Group, Inc	1,225
9,591		Pzena Investment Management, Inc (Class A)	83
79,529		Raymond James Financial, Inc	7,115
10,497		Ready Capital Corp	162
49,700		Redwood Trust, Inc	822
8,577	*	Regional Management Corp	258
157,144		S&P Global, Inc	42,908
16,951		Safeguard Scientifics, Inc	186
57,054		Santander Consumer USA Holdings, Inc	1,333
10,879		Sculptor Capital Management, Inc	240
87,401		SEI Investments Co	5,723
5,338		Silvercrest Asset Management Group, Inc	67
258,465		SLM Corp	2,303
153,692		Starwood Property Trust, Inc	3,821
236,680		State Street Corp	18,721
47,909		Stifel Financial Corp	2,906
397,632		Synchrony Financial	14,319
143,221		T Rowe Price Group, Inc	17,450
169,070		TD Ameritrade Holding Corp	8,403
7,897		TPG RE Finance Trust, Inc	160
174,270		Two Harbors Investment Corp	2,548
18,355	e	Virtu Financial, Inc	294
4,800		Virtus Investment Partners, Inc	584
58,496	e	Waddell & Reed Financial, Inc (Class A)	978
28,538		Western Asset Mortgage Capital Corp	295
292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
5,409		Westwood Holdings Group, Inc	$160
84,317		WisdomTree Investments, Inc	408
4,248	*	World Acceptance Corp	367
		TOTAL DIVERSIFIED FINANCIALS	710,472

ENERGY - 4.0%
109,725	*	Abraxas Petroleum Corp	39
7,181		Amplify Energy Corp	47
146,439	e	Antero Midstream Corp	1,111
132,421	*	Antero Resources Corp	377
260,509		Apache Corp	6,666
52,623	*	Apergy Corp	1,778
9,586	e	Arch Coal, Inc	688
85,865		Archrock, Inc	862
20,832	*	Ardmore Shipping Corp	189
408,098		Baker Hughes a GE Co	10,460
36,376		Berry Petroleum Co LLC	343
14,562	*	Bonanza Creek Energy, Inc	340
10,396		Brigham Minerals, Inc	223
261,574		Cabot Oil & Gas Corp	4,554
16,011		Cactus, Inc	550
30,573	*,e	California Resources Corp	276
96,521	*,e	Callon Petroleum Co	466
124,454	*	Centennial Resource Development, Inc	575
146,135	*	Cheniere Energy, Inc	8,924
550,015	*,e	Chesapeake Energy Corp	454
1,205,750		Chevron Corp	145,305
64,851		Cimarex Energy Co	3,404
96,211	*	Clean Energy Fuels Corp	225
128,347	*	CNX Resources Corp	1,136
128,934		Concho Resources, Inc	11,291
699,201		ConocoPhillips	45,469
20,666	*	CONSOL Energy, Inc	300
64,271		Continental Resources, Inc	2,204
12,254	*,e	Contura Energy Inc	111
22,043	*,e	Covia Holdings Corp	45
11,149		CVR Energy, Inc	451
56,457		Delek US Holdings, Inc	1,893
280,409	*	Denbury Resources, Inc	395
242,317		Devon Energy Corp	6,293
55,111		DHT Holdings, Inc	456
38,317	*,e	Diamond Offshore Drilling, Inc	276
14,000	*	Diamond S Shipping Inc	234
100,845		Diamondback Energy, Inc	9,364
9,586	e	DMC Global, Inc	431
20,589	*	Dorian LPG Ltd	319
27,635	*	Dril-Quip, Inc	1,296
7,121	*	Earthstone Energy, Inc	45
56,201	*,e	Energy Fuels, Inc	107
371,998		EOG Resources, Inc	31,159
153,612		EQT Corp	1,674
144,519	e	Equitrans Midstream Corp	1,931
14,364	*	Era Group, Inc	146
293

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
17,517		Evolution Petroleum Corp	$96
23,313	*	Exterran Corp	183
87,596	*,e	Extraction Oil & Gas, Inc	186
2,678,873	d	Exxon Mobil Corp	186,932
24,885	e	Falcon Minerals Corp	176
49,153	*	Forum Energy Technologies, Inc	83
36,662	*	Frank’s International NV	190
15,611	*	FTS International, Inc	16
32,033		GasLog Ltd	314
69,477		Golar LNG Ltd	988
26,945	e	Green Plains Inc	416
109,431	*	Gulfport Energy Corp	333
10,340		Hallador Energy Co	31
565,966		Halliburton Co	13,849
100,808	*	Helix Energy Solutions Group, Inc	971
67,802		Helmerich & Payne, Inc	3,080
170,660		Hess Corp	11,402
21,135	*,e	HighPoint Resources Corp	36
97,848		HollyFrontier Corp	4,962
23,510	*	Independence Contract Drilling, Inc	23
20,967	*	International Seaways, Inc	624
22,747	*,e	Jagged Peak Energy, Inc	193
1,234,865		Kinder Morgan, Inc	26,142
11,654	*	KLX Energy Services Holdings, Inc	75
234,852		Kosmos Energy Ltd	1,339
117,588	*	Laredo Petroleum Holdings, Inc	337
9,873	e	Liberty Oilfield Services, Inc	110
65,268	*	Magnolia Oil & Gas Corp	821
5,616		Mammoth Energy Services, Inc	12
503,108		Marathon Oil Corp	6,832
407,564		Marathon Petroleum Corp	24,556
64,577	*,e	Matador Resources Co	1,160
19,934	*	Matrix Service Co	456
4,077	*,e	Montage Resources Corp	32
114,242	e	Murphy Oil Corp	3,062
203,104		Nabors Industries Ltd	585
256,371		National Oilwell Varco, Inc	6,422
9,713	*	Natural Gas Services Group, Inc	119
63,344	*	Newpark Resources, Inc	397
76,759	*	NexTier Oilfield Solutions, Inc	514
5,415	*,e	Nine Energy Service, Inc	42
165,932	*	Noble Corp plc	202
304,480		Noble Energy, Inc	7,563
68,002		Nordic American Tankers Ltd	335
73,198	*,e	Northern Oil And Gas, Inc	171
170,623	*	Oasis Petroleum, Inc	556
567,154		Occidental Petroleum Corp	23,372
71,446	*	Oceaneering International, Inc	1,065
38,178	*	Oil States International, Inc	623
262,610		ONEOK, Inc	19,872
26,237	*	Overseas Shipholding Group, Inc	60
19,282	*	Pacific Drilling SA	79
10,734		Panhandle Oil and Gas, Inc (Class A)	120
23,180	*	Par Pacific Holdings, Inc	539
294

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
167,421		Parsley Energy, Inc	$3,166
150,779		Patterson-UTI Energy, Inc	1,583
78,916		PBF Energy, Inc	2,476
47,717	*	PDC Energy, Inc	1,249
54,624		Peabody Energy Corp	498
10,090	*	Penn Virginia Corp	306
283,821		Phillips 66	31,621
108,107		Pioneer Natural Resources Co	16,364
48,018	*	ProPetro Holding Corp	540
33,039		QEP Resources Inc	149
139,657	e	Range Resources Corp	677
27,182	*,e	Renewable Energy Group, Inc	733
4,186	*	Rex American Resources Corp	343
9,601	*	RigNet, Inc	63
32,471	*,e	Ring Energy, Inc	86
42,512	e	RPC, Inc	223
24,071	*	SandRidge Energy, Inc	102
891,155		Schlumberger Ltd	35,824
12,739		Scorpio Tankers, Inc	501
11,768	*	SEACOR Holdings, Inc	508
11,831	*	SEACOR Marine Holdings, Inc	163
6,869	*	Select Energy Services, Inc	64
45,041		SFL Corp Ltd	655
4,694	*	SilverBow Resources, Inc	46
80,594		SM Energy Co	906
12,316	*,e	Smart Sand, Inc	31
6,855		Solaris Oilfield Infrastructure, Inc	96
264,381	*	Southwestern Energy Co	640
143,792	*	SRC Energy, Inc	592
13,911	*	Talos Energy, Inc	419
141,390		Targa Resources Investments, Inc	5,773
36,192	e	Teekay Corp	193
10,678	*	Teekay Tankers Ltd	256
39,279	*,e	Tellurian, Inc	286
32,701	*	Tetra Technologies, Inc	64
16,234	*	Tidewater, Inc	313
343,005	*	Transocean Ltd (NYSE)	2,360
36,980	*	Unit Corp	26
95,169	*,e	Uranium Energy Corp	87
58,687	e	US Silica Holdings, Inc	361
261,483		Valero Energy Corp	24,488
14,396	*	W&T Offshore, Inc	80
65,205	*,e	Whiting Petroleum Corp	479
779,453		Williams Cos, Inc	18,489
49,281		World Fuel Services Corp	2,140
284,313	*	WPX Energy, Inc	3,906
		TOTAL ENERGY	817,461

FOOD & STAPLES RETAILING - 1.4%
19,849		Andersons, Inc	502
22,168		Casey’s General Stores, Inc	3,525
14,374	*	Chefs’ Warehouse Holdings, Inc	548
280,245		Costco Wholesale Corp	82,370
295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
12,184	*,e	Grocery Outlet Holding Corp	$395
10,217		Ingles Markets, Inc (Class A)	485
511,913		Kroger Co	14,840
6,410		Natural Grocers by Vitamin C	63
70,016	*	Performance Food Group Co	3,604
14,866		Pricesmart, Inc	1,056
38,176	*,e	Rite Aid Corp	591
27,344		SpartanNash Co	389
72,919	*	Sprouts Farmers Market, Inc	1,411
302,506		SYSCO Corp	25,876
36,929	*	United Natural Foods, Inc	324
129,589	*	US Foods Holding Corp	5,428
4,843		Village Super Market (Class A)	112
480,911		Walgreens Boots Alliance, Inc	28,355
890,513		Walmart, Inc	105,829
4,684		Weis Markets, Inc	190
		TOTAL FOOD & STAPLES RETAILING	275,893

FOOD, BEVERAGE & TOBACCO - 3.4%
78,794	*,e	22nd Century Group, Inc	87
2,296		Alico, Inc	82
1,192,229		Altria Group, Inc	59,504
342,679		Archer-Daniels-Midland Co	15,883
48,393	e	B&G Foods, Inc (Class A)	868
29,996	*,e	Beyond Meat, Inc	2,268
5,887	*	Boston Beer Co, Inc (Class A)	2,224
29,231		Brown-Forman Corp (Class A)	1,835
102,748		Brown-Forman Corp (Class B)	6,946
92,994		Bunge Ltd	5,352
11,455	e	Calavo Growers, Inc	1,038
22,629		Cal-Maine Foods, Inc	967
99,585		Campbell Soup Co	4,922
2,428,370		Coca-Cola Co	134,410
3,092		Coca-Cola Consolidated Inc	878
310,765		ConAgra Brands, Inc	10,641
101,370		Constellation Brands, Inc (Class A)	19,235
7,653	*	Craft Brewers Alliance, Inc	126
118,243	*	Darling International, Inc	3,320
5,320	*	Farmer Bros Co	80
103,413		Flowers Foods, Inc	2,248
20,613		Fresh Del Monte Produce, Inc	721
15,781	*,e	Freshpet, Inc	933
372,363		General Mills, Inc	19,944
73,323	*,e	Hain Celestial Group, Inc	1,903
90,196		Hershey Co	13,257
163,534		Hormel Foods Corp	7,377
57,996	*	Hostess Brands, Inc	843
40,912		Ingredion, Inc	3,803
10,369		J&J Snack Foods Corp	1,911
68,388		J.M. Smucker Co	7,121
5,780		John B. Sanfilippo & Son, Inc	528
151,452		Kellogg Co	10,474
119,054		Keurig Dr Pepper, Inc	3,447
387,412		Kraft Heinz Co	12,448
296

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
92,646		Lamb Weston Holdings, Inc	$7,970
13,060		Lancaster Colony Corp	2,091
19,323	*	Landec Corp	219
8,386		Limoneira Co	161
77,671		McCormick & Co, Inc	13,183
9,193	e	MGP Ingredients, Inc	445
109,880		Molson Coors Brewing Co (Class B)	5,923
897,393		Mondelez International, Inc	49,428
247,493	*	Monster Beverage Corp	15,728
8,574	e	National Beverage Corp	438
46,743	*,e	New Age Beverages Corp	85
886,295		PepsiCo, Inc	121,130
987,190		Philip Morris International, Inc	84,000
34,513	*	Pilgrim’s Pride Corp	1,129
40,868	*	Post Holdings, Inc	4,459
18,742	*	Primo Water Corp	210
14,731		Sanderson Farms, Inc	2,596
192		Seaboard Corp	816
5,451	*	Seneca Foods Corp	222
40,880	*	Simply Good Foods Co	1,167
11,308	e	Tootsie Roll Industries, Inc	386
40,066	*	TreeHouse Foods, Inc	1,943
4,760	e	Turning Point Brands, Inc	136
183,180		Tyson Foods, Inc (Class A)	16,677
17,023		Universal Corp	971
53,131	e	Vector Group Ltd	711
		TOTAL FOOD, BEVERAGE & TOBACCO	689,848

HEALTH CARE EQUIPMENT & SERVICES - 6.3%
1,091,399		Abbott Laboratories	94,799
28,689	*	Abiomed, Inc	4,894
56,824	*,e	Acadia Healthcare Co, Inc	1,888
58,290	*	Accuray, Inc	164
5,501	*	Addus HomeCare Corp	535
49,350	*	Align Technology, Inc	13,771
133,589	*	Allscripts Healthcare Solutions, Inc	1,311
19,731	*	Amedisys, Inc	3,294
6,596	*	American Renal Associates Holdings, Inc	68
101,878		AmerisourceBergen Corp	8,662
31,962	*	AMN Healthcare Services, Inc	1,992
26,107	*	Angiodynamics, Inc	418
104,354	*	Antares Pharma, Inc	490
162,402		Anthem, Inc	49,050
16,786	*,e	Apollo Medical Holdings, Inc	309
22,609	*	AtriCure, Inc	735
1,019		Atrion Corp	766
33,829	*	Avanos Medical, Inc	1,140
18,090	*	AxoGen, Inc	324
9,978	*,e	Axonics Modulation Technologies, Inc	277
305,569		Baxter International, Inc	25,552
171,819		Becton Dickinson & Co	46,730
19,708	*	BioTelemetry, Inc	912
885,921	*	Boston Scientific Corp	40,061
297

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
135,933	*	Brookdale Senior Living, Inc	$988
25,974	e	Cantel Medical Corp	1,842
185,122		Cardinal Health, Inc	9,363
23,626	*	Cardiovascular Systems, Inc	1,148
45,319	*	Castlight Health, Inc	60
268,250	*	Centene Corp	16,865
201,156		Cerner Corp	14,763
71,510	*	Cerus Corp	302
31,126	*	Change Healthcare, Inc	510
9,197		Chemed Corp	4,040
232,175		Cigna Corp	47,477
8,700		Computer Programs & Systems, Inc	230
19,875		Conmed Corp	2,223
32,161		Cooper Cos, Inc	10,333
7,512	*	Corvel Corp	656
39,829	*,e	Covetrus, Inc	526
25,224	*	Cross Country Healthcare, Inc	293
23,064	*	CryoLife, Inc	625
16,944	*,e	CryoPort, Inc	279
10,004	*	Cutera, Inc	358
820,277		CVS Health Corp	60,938
19,235	*,e	CytoSorbents Corp	74
390,419		Danaher Corp	59,922
62,689	*	DaVita, Inc	4,704
139,354		Dentsply Sirona, Inc	7,886
56,861	*	DexCom, Inc	12,438
34,269	*	Diplomat Pharmacy, Inc	137
132,420	*	Edwards Lifesciences Corp	30,892
62,923		Encompass Health Corp	4,359
35,447		Ensign Group, Inc	1,608
90,976	*	Envista Holdings Corp	2,697
27,058	*	Enzo Biochem, Inc	71
45,708	*	Evolent Health, Inc	414
28,070	*,e	Genesis Health Care, Inc	46
30,765	*	GenMark Diagnostics, Inc	148
20,642	*	Glaukos Corp	1,124
48,523	*	Globus Medical, Inc	2,857
22,258	*	Guardant Health, Inc	1,739
36,085	*	Haemonetics Corp	4,146
23,398	*	Hanger Inc	646
171,567		HCA Healthcare, Inc	25,359
35,870	*	HealthEquity, Inc	2,657
18,780	*	HealthStream, Inc	511
100,313	*	Henry Schein, Inc	6,693
4,605	*	Heska Corp	442
42,299		Hill-Rom Holdings, Inc	4,802
60,877	*	HMS Holdings Corp	1,802
172,070	*	Hologic, Inc	8,984
83,803		Humana, Inc	30,715
10,885	*	ICU Medical, Inc	2,037
54,608	*	IDEXX Laboratories, Inc	14,260
12,244	*	Inogen, Inc	837
43,464	*,e	Inovalon Holdings, Inc	818
5,311	*	Inspire Medical Systems, Inc	394
298

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
38,127	*	Insulet Corp	$6,527
22,691	*	Integer Holding Corp	1,825
44,740	*	Integra LifeSciences Holdings Corp	2,607
4,136	*,e	IntriCon Corp	74
73,017	*	Intuitive Surgical, Inc	43,164
23,110		Invacare Corp	208
16,105	*,e	iRhythm Technologies, Inc	1,097
62,986	*	Laboratory Corp of America Holdings	10,655
18,233	*	Lantheus Holdings, Inc	374
9,523		LeMaitre Vascular, Inc	342
19,826	*	LHC Group, Inc	2,731
33,006	*	LivaNova plc	2,490
9,262	*,e	Livongo Health, Inc	232
16,931	*	Magellan Health Services, Inc	1,325
32,408	*	Masimo Corp	5,122
114,047		McKesson Corp	15,775
43,753	*	MEDNAX, Inc	1,216
855,335		Medtronic plc	97,038
31,965		Meridian Bioscience, Inc	312
35,220	*	Merit Medical Systems, Inc	1,100
2,255		Mesa Laboratories, Inc	562
37,031	*	Molina Healthcare, Inc	5,025
7,753		National Healthcare Corp	670
5,598		National Research Corp	369
24,197	*	Natus Medical, Inc	798
35,733	*	Neogen Corp	2,332
19,942	*	Nevro Corp	2,344
37,773	*	NextGen Healthcare, Inc	607
54,721	*	Novocure Ltd	4,611
36,380	*	NuVasive, Inc	2,814
26,681	*	Omnicell, Inc	2,180
86,257	*	Option Care Health, Inc	322
40,487	*	OraSure Technologies, Inc	325
12,159	*	Orthofix Medical Inc	562
5,177	*,e	OrthoPediatrics Corp	243
43,714		Owens & Minor, Inc	226
57,408		Patterson Cos, Inc	1,176
17,723	*	Pennant Group, Inc	586
21,136	*	Penumbra, Inc	3,472
5,304	*,e	PetIQ, Inc	133
33,935	*	Premier, Inc	1,285
8,662	*	Providence Service Corp	513
6,666	*,e	Pulse Biosciences, Inc	89
81,012		Quest Diagnostics, Inc	8,651
20,943	*	Quidel Corp	1,571
72,154	*	R1 RCM, Inc	937
25,914	*	RadNet, Inc	526
89,844		Resmed, Inc	13,923
37,335	*,e	Rockwell Medical, Inc	91
38,631	*	RTI Surgical Holdings Inc	106
77,335	*	Select Medical Holdings Corp	1,805
45,067	*,e	Senseonics Holdings, Inc	41
4,272	*	Shockwave Medical Inc	188
299

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
10,272	*	SI-BONE, Inc	$221
10,185	*,e	Sientra, Inc	91
4,496	*	Silk Road Medical Inc	182
7,680		Simulations Plus, Inc	223
26,141	*	Staar Surgical Co	919
54,225		STERIS plc	8,265
219,031		Stryker Corp	45,983
13,353	*	Surgery Partners, Inc	209
10,275	*	SurModics, Inc	426
6,560	*,e	Tabula Rasa HealthCare, Inc	319
6,719	*	Tactile Systems Technology, Inc	454
30,224	*	Tandem Diabetes Care, Inc	1,802
38,788	*,e	Teladoc, Inc	3,247
29,977		Teleflex, Inc	11,285
59,665	*	Tenet Healthcare Corp	2,269
30,967	*	Tivity Health, Inc	630
18,960	*,e	Triple-S Management Corp (Class B)	351
599,008		UnitedHealth Group, Inc	176,096
49,159		Universal Health Services, Inc (Class B)	7,052
9,158		US Physical Therapy, Inc	1,047
2,349		Utah Medical Products, Inc	253
27,229	*	Varex Imaging Corp	812
56,947	*	Varian Medical Systems, Inc	8,087
81,875	*	Veeva Systems, Inc	11,517
19,827	*,e	ViewRay, Inc	84
20,093	*	Vocera Communications, Inc	417
31,751	*	WellCare Health Plans, Inc	10,485
47,210		West Pharmaceutical Services, Inc	7,097
76,096	*	Wright Medical Group NV	2,319
131,297		Zimmer Biomet Holdings, Inc	19,653
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,283,272

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
25,021	*	BellRing Brands, Inc	533
7,431	*	Central Garden & Pet Co	231
24,471	*	Central Garden and Pet Co (Class A)	719
152,131		Church & Dwight Co, Inc	10,701
77,743		Clorox Co	11,937
531,256		Colgate-Palmolive Co	36,572
215,270		Coty, Inc	2,422
41,449	*	Edgewell Personal Care Co	1,283
15,146	*	elf Beauty, Inc	244
44,546	e	Energizer Holdings, Inc	2,237
138,058		Estee Lauder Cos (Class A)	28,515
69,622	*	Herbalife Nutrition Ltd	3,319
12,258		Inter Parfums, Inc	891
216,352		Kimberly-Clark Corp	29,759
7,966	e	Medifast, Inc	873
5,868	*	Nature’s Sunshine Products, Inc	52
36,417		Nu Skin Enterprises, Inc (Class A)	1,492
3,981		Oil-Dri Corp of America	144
1,566,609		Procter & Gamble Co	195,669
8,319	*,e	Revlon, Inc (Class A)	178
27,100		Spectrum Brands Holdings, Inc	1,742
300

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
8,349	*	USANA Health Sciences, Inc	$656
9,183		WD-40 Co	1,783
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	331,952

INSURANCE - 4.0%
450,711		Aflac, Inc	23,843
9,183	*	Alleghany Corp	7,342
202,663		Allstate Corp	22,789
32,424	*	AMBAC Financial Group, Inc	699
61,796		American Equity Investment Life Holding Co	1,850
43,725		American Financial Group, Inc	4,794
555,922		American International Group, Inc	28,536
5,469		American National Insurance Co	644
13,468		Amerisafe, Inc	889
149,649		Aon plc	31,170
243,531	*	Arch Capital Group Ltd	10,445
24,041		Argo Group International Holdings Ltd	1,581
112,850		Arthur J. Gallagher & Co	10,747
39,854		Assurant, Inc	5,224
61,872		Assured Guaranty Ltd	3,033
82,269	*	Athene Holding Ltd	3,869
239,118		AXA Equitable Holdings, Inc	5,925
49,119		Axis Capital Holdings Ltd	2,920
1,241,538	*	Berkshire Hathaway, Inc (Class B)	281,208
65,679	*	Brighthouse Financial, Inc	2,577
144,728		Brown & Brown, Inc	5,714
285,529		Chubb Ltd	44,445
97,804		Cincinnati Financial Corp	10,284
32,879	*,e	Citizens, Inc (Class A)	222
17,827		CNA Financial Corp	799
123,157		Conseco, Inc	2,233
7,812		Donegal Group, Inc (Class A)	116
11,930	*	eHealth, Inc	1,146
23,170		Employers Holdings, Inc	967
5,156	*	Enstar Group Ltd	1,067
17,977		Erie Indemnity Co (Class A)	2,984
24,282		Everest Re Group Ltd	6,722
7,071		FBL Financial Group, Inc (Class A)	417
10,321		FedNat Holding Co	172
160,479		Fidelity National Financial Inc	7,278
67,815		First American Financial Corp	3,955
339,186	*	Genworth Financial, Inc (Class A)	1,492
6,929		Global Indemnity Ltd	205
63,858		Globe Life, Inc	6,721
6,616	e	Goosehead Insurance, Inc	281
20,683	*	Greenlight Capital Re Ltd (Class A)	209
7,438	*	Hallmark Financial Services	131
22,092		Hanover Insurance Group, Inc	3,019
226,634		Hartford Financial Services Group, Inc	13,773
5,533		HCI Group, Inc	253
8,194	*,e	Health Insurance Innovations, Inc	158
18,411		Heritage Insurance Holdings, Inc	244
29,606		Horace Mann Educators Corp	1,293

301

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
5,237		Independence Holding Co	$220
1,119		Investors Title Co	178
12,617		James River Group Holdings Ltd	520
38,336		Kemper Corp	2,971
10,502		Kinsale Capital Group, Inc	1,068
117,496		Lincoln National Corp	6,933
166,913		Loews Corp	8,761
8,710	*	Markel Corp	9,957
318,999		Marsh & McLennan Cos, Inc	35,540
59,989	*	MBIA, Inc	558
20,342		Mercury General Corp	991
489,516		Metlife, Inc	24,951
35,673		National General Holdings Corp	788
1,551		National Western Life Group, Inc	451
7,308	*	NI Holdings, Inc	126
167,351		Old Republic International Corp	3,744
7,880	*	Palomar Holdings, Inc	398
27,126		Primerica, Inc	3,542
168,581		Principal Financial Group	9,272
37,307		ProAssurance Corp	1,348
364,759		Progressive Corp	26,405
6,904		Protective Insurance Corp	111
255,143		Prudential Financial, Inc	23,917
37,637		Reinsurance Group of America, Inc (Class A)	6,137
28,312		RenaissanceRe Holdings Ltd	5,550
27,824		RLI Corp	2,505
11,093		Safety Insurance Group, Inc	1,026
42,211		Selective Insurance Group, Inc	2,752
11,039		State Auto Financial Corp	342
15,315		Stewart Information Services Corp	625
51,271	*	Third Point Reinsurance Ltd	539
22,143		Tiptree Inc	180
166,611		Travelers Cos, Inc	22,817
15,868	*,e	Trupanion, Inc	594
16,104		United Fire Group Inc	704
12,682		United Insurance Holdings Corp	160
22,402		Universal Insurance Holdings, Inc	627
127,358		Unum Group	3,714
82,358		Voya Financial, Inc	5,022
89,718		W.R. Berkley Corp	6,200
13,074	*	Watford Holdings Ltd	329
1,751		White Mountains Insurance Group Ltd	1,953
82,679		Willis Towers Watson plc	16,696
		TOTAL INSURANCE	807,607

MATERIALS - 2.8%
15,014	e	Advanced Emissions Solutions, Inc	158
22,501	*	AdvanSix, Inc	449
138,473		Air Products & Chemicals, Inc	32,540
228,124	*	AK Steel Holding Corp	750
66,965	e	Albemarle Corp	4,891
122,406	*	Alcoa Corp	2,633
78,013	*	Allegheny Technologies, Inc	1,612
20,501		American Vanguard Corp	399
302

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
36,989		Aptargroup, Inc	$4,277
13,288		Ardagh Group S.A.	260
36,159		Ashland Global Holdings, Inc	2,767
52,341		Avery Dennison Corp	6,847
134,265	*	Axalta Coating Systems Ltd	4,082
23,190		Balchem Corp	2,357
212,383		Ball Corp	13,735
79,377	*	Berry Global Group, Inc	3,770
27,727		Boise Cascade Co	1,013
31,457		Cabot Corp	1,495
31,590	e	Carpenter Technology Corp	1,573
74,636		Celanese Corp (Series A)	9,189
36,798	*	Century Aluminum Co	277
141,761		CF Industries Holdings, Inc	6,768
5,158		Chase Corp	611
96,050	e	Chemours Co	1,738
11,678	*	Clearwater Paper Corp	249
213,712	e	Cleveland-Cliffs, Inc	1,795
119,550	*	Coeur Mining, Inc	966
83,562		Commercial Metals Co	1,861
22,798		Compass Minerals International, Inc	1,390
474,311		Corteva, Inc	14,021
76,387	*	Crown Holdings, Inc	5,541
32,116		Domtar Corp	1,228
467,599		Dow, Inc	25,592
478,859		DuPont de Nemours, Inc	30,743
26,800		Eagle Materials, Inc	2,430
85,014		Eastman Chemical Co	6,738
157,581		Ecolab, Inc	30,412
159,281	*	Element Solutions, Inc	1,860
60,041	*	Ferro Corp	890
47,286	*,†	Ferroglobe plc	0
40,724	*,e	Flotek Industries, Inc	81
77,164		FMC Corp	7,702
941,449		Freeport-McMoRan, Inc (Class B)	12,352
17,819		FutureFuel Corp	221
48,995	*	GCP Applied Technologies, Inc	1,113
39,231	e	Gold Resource Corp	217
186,442		Graphic Packaging Holding Co	3,104
18,292		Greif, Inc (Class A)	808
3,993		Greif, Inc (Class B)	207
34,325		H.B. Fuller Co	1,770
7,923		Hawkins, Inc	363
9,402		Haynes International, Inc	336
335,463		Hecla Mining Co	1,137
143,018		Huntsman Corp	3,455
30,403	*	Ingevity Corp	2,657
14,138		Innophos Holdings, Inc	452
17,291		Innospec, Inc	1,789
69,358	e	International Flavors & Fragrances, Inc	8,949
250,148		International Paper Co	11,519
67,354	*	Intrepid Potash, Inc	182
12,178		Kaiser Aluminum Corp	1,350
303

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
15,231	*	Koppers Holdings, Inc	$582
21,628	*	Kraton Corp	548
14,288	e	Kronos Worldwide, Inc	191
340,364		Linde plc	72,463
93,236	*	Livent Corp	797
80,217		Louisiana-Pacific Corp	2,380
15,120	*	LSB Industries, Inc	63
164,355		LyondellBasell Industries NV	15,528
40,060		Martin Marietta Materials, Inc	11,202
14,781		Materion Corp	879
23,990		Minerals Technologies, Inc	1,383
233,459		Mosaic Co	5,052
18,118		Myers Industries, Inc	302
10,909		Neenah Inc	768
4,083		NewMarket Corp	1,986
522,170		Newmont Goldcorp Corp	22,688
149,512	*	Novagold Resources Inc	1,340
187,370		Nucor Corp	10,545
119,149		Olin Corp	2,055
6,559		Olympic Steel, Inc	118
32,453	*	Omnova Solutions, Inc	328
38,461		Orion Engineered Carbons SA	742
58,185		Packaging Corp of America	6,516
32,454		PH Glatfelter Co	594
58,890		PolyOne Corp	2,167
148,439		PPG Industries, Inc	19,815
20,162	*	PQ Group Holdings, Inc	346
9,399		Quaker Chemical Corp	1,546
31,957		Rayonier Advanced Materials, Inc	123
37,719		Reliance Steel & Aluminum Co	4,517
41,577		Royal Gold, Inc	5,083
77,728		RPM International, Inc	5,966
8,418	*	Ryerson Holding Corp	100
19,399		Schnitzer Steel Industries, Inc (Class A)	421
20,766		Schweitzer-Mauduit International, Inc	872
24,552		Scotts Miracle-Gro Co (Class A)	2,607
109,559		Sealed Air Corp	4,364
23,291		Sensient Technologies Corp	1,539
52,419		Sherwin-Williams Co	30,589
33,528		Silgan Holdings, Inc	1,042
58,033		Sonoco Products Co	3,582
38,811		Southern Copper Corp (NY)	1,649
140,856		Steel Dynamics, Inc	4,795
14,267		Stepan Co	1,461
78,354	*	Summit Materials, Inc	1,873
48,451		SunCoke Energy, Inc	302
29,755	*	TimkenSteel Corp	234
15,246	*	Trecora Resources	109
19,671		Tredegar Corp	440
23,427		Trinseo S.A.	872
47,159		Tronox Holdings plc	539
4,630	*	UFP Technologies, Inc	230
1,357		United States Lime & Minerals, Inc	123
113,186	e	United States Steel Corp	1,291
304

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
11,048	*	US Concrete, Inc	$460
16,839		Valhi, Inc	31
120,028		Valvoline, Inc	2,570
22,885	*	Verso Corp	413
84,861		Vulcan Materials Co	12,219
11,178		Warrior Met Coal, Inc	236
24,489		Westlake Chemical Corp	1,718
166,890		WestRock Co	7,161
31,289		Worthington Industries, Inc	1,320
32,691		WR Grace and Co	2,283
		TOTAL MATERIALS	575,729

MEDIA & ENTERTAINMENT - 7.5%
488,645		Activision Blizzard, Inc	29,035
190,157	*	Alphabet, Inc (Class A)	254,694
190,028	*	Alphabet, Inc (Class C)	254,071
190,887	*	Altice USA, Inc	5,219
39,663	e	AMC Entertainment Holdings, Inc	287
16,067	*	AMC Networks, Inc	635
3,388	*	Baudax Bio, Inc	23
2,913		Cable One, Inc	4,336
8,784	*,e	Cardlytics, Inc	552
10,137	*	Care.com, Inc	152
33,333	*,e	Cargurus, Inc	1,173
51,951	*	Cars.com, Inc	635
57,360	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	260
97,228	*	Charter Communications, Inc	47,163
76,895		Cinemark Holdings, Inc	2,603
28,047	*	Clear Channel	80
2,859,886		Comcast Corp (Class A)	128,609
31,610	*,e	comScore, Inc	156
772	*,e	Daily Journal Corp	224
89,117	*,e	Discovery, Inc (Class A)	2,918
216,367	*	Discovery, Inc (Class C)	6,597
156,886	*	DISH Network Corp (Class A)	5,565
184,464	*	Electronic Arts, Inc	19,832
11,002		Emerald Expositions Events, Inc	116
88,350	e	Entercom Communications Corp (Class A)	410
50,932		Entravision Communications Corp (Class A)	133
20,620	*,e	Eros International plc	70
23,593	*	Eventbrite Inc	476
42,935		EW Scripps Co (Class A)	675
1,514,645	*	Facebook, Inc	310,881
10,504	*	Fluent, Inc	26
227,338		Fox Corp (Class A)	8,427
106,773		Fox Corp (Class B)	3,887
83,211		Gannett Co, Inc	531
60,132	*	GCI Liberty, Inc	4,260
54,344	*	Glu Mobile, Inc	329
46,930	*	Gray Television, Inc	1,006
11,523	*	Hemisphere Media Group, Inc	171
47,026	*	IAC/InterActiveCorp	11,715
305

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
42,177	*	Imax Corp	$862
230,004		Interpublic Group of Cos, Inc	5,313
30,218		John Wiley & Sons, Inc (Class A)	1,466
7,655	*,e	Liberty Braves Group (Class A)	227
25,374	*	Liberty Braves Group (Class C)	750
17,476	*	Liberty Broadband Corp (Class A)	2,177
67,609	*	Liberty Broadband Corp (Class C)	8,502
29,453	*	Liberty Latin America Ltd (Class A)	568
77,076	*	Liberty Latin America Ltd (Class C)	1,500
15,619	*,e	Liberty Media Group (Class A)	684
123,792	*	Liberty Media Group (Class C)	5,690
50,898	*	Liberty SiriusXM Group (Class A)	2,460
102,962	*	Liberty SiriusXM Group (Class C)	4,957
53,282	*	Liberty TripAdvisor Holdings, Inc	392
37,150	*,e	Lions Gate Entertainment Corp (Class A)	396
71,817	*	Lions Gate Entertainment Corp (Class B)	713
88,266	*	Live Nation, Inc	6,308
9,932	*	Loral Space & Communications, Inc	321
13,200	*	Madison Square Garden Co	3,883
14,211		Marcus Corp	452
35,129	*,e	Match Group, Inc	2,884
37,799	*	MDC Partners, Inc	105
46,865	*	Meet Group, Inc	235
27,920	e	Meredith Corp	907
43,336	*,e	MSG Networks, Inc	754
46,358		National CineMedia, Inc	338
266,930	*	NetFlix, Inc	86,371
89,935		New York Times Co (Class A)	2,893
268,456		News Corp (Class A)	3,796
86,319		News Corp (Class B)	1,253
26,017		Nexstar Media Group Inc	3,051
90,414		O-I Glass, Inc	1,079
131,619		Omnicom Group, Inc	10,664
20,643	*	QuinStreet, Inc	316
12,373	*	Reading International, Inc	138
53,205	*	Roku, Inc	7,124
13,437	*	Rosetta Stone, Inc	244
3,161		Saga Communications, Inc	96
19,984		Scholastic Corp	768
42,650		Sinclair Broadcast Group, Inc (Class A)	1,422
829,989	e	Sirius XM Holdings, Inc	5,934
76,688	*	Spotify Technology S.A.	11,469
73,771	*	Take-Two Interactive Software, Inc	9,032
12,153	*	TechTarget, Inc	317
156,124		TEGNA, Inc	2,606
15,283		Tribune Publishing Co	201
71,015		TripAdvisor, Inc	2,157
44,667	*	TrueCar, Inc	212
475,786	*	Twitter, Inc	15,249
4,594	e	ViacomCBS, Inc (Class A)	206
335,479		ViacomCBS, Inc (Class B)	14,080
1,109,453		Walt Disney Co	160,460
15,148	*	WideOpenWest, Inc	112
27,047	e	World Wrestling Entertainment, Inc (Class A)	1,755
306

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
56,028	*	Yelp, Inc	$1,951
38,071	*	Zillow Group, Inc (Class A)	1,741
76,096	*,e	Zillow Group, Inc (Class C)	3,496
549,506	*	Zynga, Inc	3,363
		TOTAL MEDIA & ENTERTAINMENT	1,514,332

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
939,906		AbbVie, Inc	83,219
18,729	*	Abeona Therapeutics, Inc	61
70,913	*	Acadia Pharmaceuticals, Inc	3,034
18,841	*,e	Accelerate Diagnostics, Inc	318
22,847	*	Acceleron Pharma, Inc	1,211
86,253	*	Achillion Pharmaceuticals, Inc	520
14,790	*,e	Aclaris Therapeutics, Inc	28
31,389	*	Acorda Therapeutics, Inc	64
12,735	*,e	Adamas Pharmaceuticals, Inc	48
10,560	*	Adaptive Biotechnologies Corp	316
36,900	*	Adverum Biotechnologies, Inc	425
21,807	*,e	Aerie Pharmaceuticals, Inc	527
56,789	*,e	Agenus, Inc	231
196,295		Agilent Technologies, Inc	16,746
34,493	*	Agios Pharmaceuticals, Inc	1,647
25,712	*,e	Aimmune Therapeutics, Inc	861
10,845	*,e	Akcea Therapeutics, Inc	184
48,526	*	Akebia Therapeutics, Inc	307
64,824	*	Akorn, Inc	97
6,175	*	Albireo Pharma, Inc	157
34,164	*,†	Alder Biopharmaceuticals Inc	30
19,353	*,e	Alector, Inc	333
134,816	*	Alexion Pharmaceuticals, Inc	14,580
110,420	*	Alkermes plc	2,253
12,247	*,e	Allakos, Inc	1,168
209,906		Allergan plc	40,128
14,115	*,e	Allogene Therapeutics, Inc	367
68,830	*	Alnylam Pharmaceuticals, Inc	7,927
25,493	*,e	AMAG Pharmaceuticals, Inc	310
381,424		Amgen, Inc	91,950
128,302	*	Amicus Therapeutics, Inc	1,250
53,162	*	Amneal Pharmaceuticals, Inc	256
25,774	*	Amphastar Pharmaceuticals, Inc	497
12,566	*	AnaptysBio, Inc	204
5,767	*	ANI Pharmaceuticals, Inc	356
10,943	*	Anika Therapeutics, Inc	567
24,477	*	Apellis Pharmaceuticals, Inc	749
20,717	*	Arcus Biosciences, Inc	209
22,973	*	Ardelyx, Inc	172
33,642	*	Arena Pharmaceuticals, Inc	1,528
58,861	*	Arqule, Inc	1,175
58,978	*,e	Arrowhead Pharmaceuticals Inc	3,741
11,368	*	Arvinas, Inc	467
10,043	*	Assembly Biosciences, Inc	205
44,278	*	Assertio Therapeutics, Inc	55
307

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
27,557	*	Atara Biotherapeutics, Inc	$454
28,525	*,e	Athenex, Inc	436
52,762	*,e	Athersys, Inc	65
21,700	*	Audentes Therapeutics, Inc	1,299
199,168	*	Avantor, Inc	3,615
33,858	*,e	Avid Bioservices, Inc	260
13,157	*	Avrobio, Inc	265
15,727	*,e	Axsome Therapeutics, Inc	1,626
53,741	*	BioCryst Pharmaceuticals, Inc	185
52,671	*	BioDelivery Sciences International, Inc	333
114,045	*	Biogen Inc	33,841
18,525	*	Biohaven Pharmaceutical Holding Co Ltd	1,009
113,102	*	BioMarin Pharmaceutical, Inc	9,563
13,641	*	Bio-Rad Laboratories, Inc (Class A)	5,048
3,856	*	Biospecifics Technologies Corp	220
25,935		Bio-Techne Corp	5,693
33,689	*	Bluebird Bio, Inc	2,956
28,144	*	Blueprint Medicines Corp	2,255
14,431	*,e	Bridgebio Pharma, Inc	506
1,485,408		Bristol-Myers Squibb Co	95,348
76,600		Bruker BioSciences Corp	3,904
21,820	*	Calithera Biosciences, Inc	125
5,849	*,e	Calyxt, Inc	41
19,366	*,e	Cara Therapeutics, Inc	312
21,908	*	CareDx, Inc	473
33,837	*,e	CASI Pharmaceuticals, Inc	105
90,837	*	Catalent, Inc	5,114
50,782	*	Catalyst Pharmaceuticals, Inc	190
34,386	*	Charles River Laboratories International, Inc	5,253
18,304	*	ChemoCentryx, Inc	724
30,594	*	Chimerix, Inc	62
28,355	*,e	Clovis Oncology, Inc	296
23,538	*	Codexis, Inc	376
27,864	*	Coherus Biosciences, Inc	502
16,286	*	Collegium Pharmaceutical, Inc	335
11,239	*	Concert Pharmaceuticals, Inc	104
9,720	*	Constellation Pharmaceuticals, Inc	458
32,828	*,e	Corbus Pharmaceuticals Holdings, Inc	179
65,375	*	Corcept Therapeutics, Inc	791
15,295	*,†,e	Corium International, Inc	3
7,159	*,e	Cortexyme Inc	402
11,975	*	Cue Biopharma, Inc	190
39,943	*	Cymabay Therapeutics, Inc	78
30,153	*	Cytokinetics, Inc	320
21,311	*	CytomX Therapeutics, Inc	177
5,156	*	Deciphera Pharmaceuticals, Inc	321
11,457	*,e	Denali Therapeutics, Inc	200
27,246	*	Dermira, Inc	413
30,105	*	Dicerna Pharmaceuticals, Inc	663
35,256	*,e	Dynavax Technologies Corp	202
6,368	*	Eagle Pharmaceuticals, Inc	383
24,325	*	Editas Medicine, Inc	720
10,671	*,e	Eidos Therapeutics, Inc	612
242,493	*	Elanco Animal Health, Inc	7,141
308

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
539,051		Eli Lilly & Co	$70,847
14,575	*,e	Eloxx Pharmaceuticals, Inc	107
24,015	*	Emergent Biosolutions, Inc	1,296
11,786	*	Enanta Pharmaceuticals, Inc	728
161,263	*	Endo International plc	756
29,818	*	Epizyme, Inc	734
9,694	*,e	Esperion Thereapeutics, Inc	578
85,635	*	Exact Sciences Corp	7,920
189,826	*	Exelixis, Inc	3,345
24,636	*,e	Fate Therapeutics, Inc	482
50,667	*	FibroGen, Inc	2,173
19,800	*	Five Prime Therapeutics, Inc	91
19,463	*,e	Flexion Therapeutics, Inc	403
20,851	*	Fluidigm Corp	73
13,984	*	Forty Seven, Inc	551
5,695	*	G1 Therapeutics, Inc	151
114,325	*,e	Geron Corp	155
811,311		Gilead Sciences, Inc	52,719
36,433	*	Global Blood Therapeutics, Inc	2,896
22,784	*	GlycoMimetics, Inc	121
12,922	*	Gossamer Bio, Inc	202
79,065	*	Halozyme Therapeutics, Inc	1,402
32,353	*,e	Heron Therapeutics, Inc	760
11,341	*	Homology Medicines, Inc	235
118,653	*	Horizon Therapeutics Plc	4,295
94,056	*	Illumina, Inc	31,202
65,469	*	Immunogen, Inc	334
89,330	*	Immunomedics, Inc	1,890
116,540	*	Incyte Corp	10,176
55,553	*	Innoviva, Inc	787
49,160	*,e	Inovio Pharmaceuticals, Inc	162
45,452	*,e	Insmed, Inc	1,085
10,757	*,e	Intellia Therapeutics, Inc	158
12,921	*,e	Intercept Pharmaceuticals, Inc	1,601
18,642	*	Intersect ENT, Inc	464
25,348	*,e	Intra-Cellular Therapies, Inc	870
39,434	*,e	Intrexon Corp	216
55,953	*,e	Invitae Corp	903
89,084	*	Ionis Pharmaceuticals, Inc	5,382
74,052	*	Iovance Biotherapeutics, Inc	2,050
114,676	*	IQVIA Holdings, Inc	17,719
95,014	*	Ironwood Pharmaceuticals, Inc	1,265
35,564	*	Jazz Pharmaceuticals plc	5,309
1,683,637		Johnson & Johnson	245,592
4,482	*	Jounce Therapeutics, Inc	39
47,099	*	Kadmon Holdings, Inc	213
5,857	*,e	Kala Pharmaceuticals, Inc	22
2,882	*,e	Karuna Therapeutics, Inc	217
23,632	*	Karyopharm Therapeutics, Inc	453
15,620	*	Kindred Biosciences, Inc	132
15,063	*	Kodiak Sciences, Inc	1,084
5,660	*	Krystal Biotech Inc	313
10,057	*	Kura Oncology, Inc	138
309

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
12,410	*,e	La Jolla Pharmaceutical Co	$49
19,506	*,e	Lannett Co, Inc	172
30,110	*,e	Lexicon Pharmaceuticals, Inc	125
14,752	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,538
56,186	*,e	Lineage Cell Therapeutics, Inc	50
31,134		Luminex Corp	721
23,459	*	MacroGenics, Inc	255
3,934	*	Madrigal Pharmaceuticals, Inc	358
94,899	*,e	MannKind Corp	122
24,678	*,e	Marinus Pharmaceuticals, Inc	53
49,764	*,e	Medicines Co	4,227
22,034	*,e	MediciNova, Inc	149
17,824	*	Medpace Holdings, Inc	1,498
10,086	*	MeiraGTx Holdings plc	202
1,614,337		Merck & Co, Inc	146,824
8,441	*,e	Mersana Therapeutics, Inc	48
15,197	*	Mettler-Toledo International, Inc	12,055
18,922	*	Minerva Neurosciences, Inc	135
12,275	*	Mirati Therapeutics, Inc	1,582
131,127	*,e	Moderna, Inc	2,565
53,355	*	Momenta Pharmaceuticals, Inc	1,053
350,312	*	Mylan NV	7,041
20,674	*	MyoKardia, Inc	1,507
46,607	*	Myriad Genetics, Inc	1,269
10,862	*	NanoString Technologies, Inc	302
39,201	*	Natera, Inc	1,321
106,507	*,e	Nektar Therapeutics	2,299
38,546	*	NeoGenomics, Inc	1,127
57,167	*	Neurocrine Biosciences, Inc	6,145
8,857	*	NextCure Inc	499
15,360	*,e	NGM Biopharmaceuticals Inc	284
9,899	*,e	Novavax, Inc	39
13,115	*,e	Ocular Therapeutix, Inc	52
7,487	*	Odonate Therapeutics, Inc	243
29,642	*,e	Omeros Corp	418
238,337	*,e	Opko Health, Inc	350
10,903	*,e	Optinose, Inc	101
55,440	*	Pacific Biosciences of California, Inc	285
28,237	*,e	Pacira BioSciences Inc	1,279
17,330	*,e	Paratek Pharmaceuticals, Inc	70
120,653	*	PDL BioPharma, Inc	392
73,051		PerkinElmer, Inc	7,093
81,033		Perrigo Co plc	4,186
18,762	*	Pfenex, Inc	206
3,534,967		Pfizer, Inc	138,500
12,927		Phibro Animal Health Corp	321
24,527	*	Pieris Pharmaceuticals, Inc	89
5,876	*,e	PolarityTE, Inc	15
36,240	*	Portola Pharmaceuticals, Inc	865
34,913	*	PRA Health Sciences, Inc	3,881
22,592	*	Precision BioSciences Inc	314
38,233	*	Prestige Consumer Healthcare, Inc.	1,548
8,652	*	Principia Biopharma, Inc	474
51,583	*	Progenics Pharmaceuticals, Inc	263
310

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
27,579	*	Prothena Corp plc	$437
37,990	*	PTC Therapeutics, Inc	1,825
20,506	*,e	Puma Biotechnology, Inc	179
149,997	*	QIAGEN NV	5,070
6,148	*	Quanterix Corp	145
21,890	*	Ra Pharmaceuticals, Inc	1,027
27,010	*	Radius Health, Inc	545
12,412	*,e	Reata Pharmaceuticals, Inc	2,537
8,471	*	Recro Pharma, Inc	155
51,776	*	Regeneron Pharmaceuticals, Inc	19,441
19,715	*	REGENXBIO, Inc	808
33,047	*	Repligen Corp	3,057
25,726	*	Retrophin, Inc	365
15,494	*	Revance Therapeutics, Inc	251
6,147	*	Rhythm Pharmaceuticals, Inc	141
86,450	*	Rigel Pharmaceuticals, Inc	185
14,146	*,e	Rocket Pharmaceuticals, Inc	322
22,395	*,e	Rubius Therapeutics, Inc	213
32,762	*,e	Sage Therapeutics, Inc	2,365
52,234	*	Sangamo Therapeutics Inc	437
42,194	*,e	Sarepta Therapeutics, Inc	5,445
70,004	*	Seattle Genetics, Inc	7,999
13,345	*	Seres Therapeutics, Inc	46
35,191	*,e	SIGA Technologies, Inc	168
6,168	*,e	Solid Biosciences, Inc	27
58,895	*,e	Sorrento Therapeutics, Inc	199
56,104	*	Spectrum Pharmaceuticals, Inc	204
6,568	*	SpringWorks Therapeutics, Inc	253
12,168	*	Stemline Therapeutics, Inc	129
34,621	*	Supernus Pharmaceuticals, Inc	821
6,983	*	Syndax Pharmaceuticals, Inc	61
39,474	*	Syneos Health, Inc	2,348
6,017	*,e	Synthorx, Inc	421
9,466	*,e	Syros Pharmaceuticals, Inc	65
34,724	*,e	TG Therapeutics, Inc	385
114,084	*,e	TherapeuticsMD, Inc	276
29,259	*,e	Theravance Biopharma, Inc	758
252,685		Thermo Fisher Scientific, Inc	82,090
18,965	*	Translate Bio, Inc	154
7,799	*,e	Tricida, Inc	294
17,419	*	Turning Point Therapeutics Inc	1,085
13,734	*	Twist Bioscience Corp	288
68,656	*,e	Tyme Technologies, Inc	96
28,669	*	Ultragenyx Pharmaceutical, Inc	1,224
28,234	*	United Therapeutics Corp	2,487
16,428	*,e	UNITY Biotechnology, Inc	118
12,098	*,e	UroGen Pharma Ltd	404
31,395	*	Vanda Pharmaceuticals, Inc	515
16,367	*	Veracyte, Inc	457
24,994	*,e	Vericel Corp	435
164,958	*	Vertex Pharmaceuticals, Inc	36,118
29,514	*,e	Viking Therapeutics, Inc	237
8,673	*	Voyager Therapeutics, Inc	121
311

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
40,417	*	Waters Corp	$9,443
8,910	*,e	WaVe Life Sciences Ltd	71
11,934	*,e	XBiotech, Inc	223
27,098	*	Xencor, Inc	932
13,141	*	Y-mAbs Therapeutics, Inc	411
90,754	*,e	ZIOPHARM Oncology, Inc	428
303,409		Zoetis, Inc	40,156
17,421	*,e	Zogenix, Inc	908
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,553,784

REAL ESTATE - 3.9%
60,331		Acadia Realty Trust	1,564
18,415		Agree Realty Corp	1,292
47,563		Alexander & Baldwin, Inc	997
1,329	e	Alexander’s, Inc	439
69,917		Alexandria Real Estate Equities, Inc	11,297
8,343	*,e	Altisource Portfolio Solutions S.A.	161
28,646		American Assets Trust, Inc	1,315
84,782		American Campus Communities, Inc	3,987
68,972	e	American Finance Trust, Inc	915
164,177		American Homes 4 Rent	4,303
278,343		American Tower Corp	63,969
124,274		Americold Realty Trust	4,357
91,510		Apartment Investment & Management Co	4,726
113,878		Apple Hospitality REIT, Inc	1,851
31,681		Armada Hoffler Properties, Inc	581
56,474		Ashford Hospitality Trust, Inc	158
87,476		AvalonBay Communities, Inc	18,344
16,903		Bluerock Residential Growth REIT, Inc	204
98,458		Boston Properties, Inc	13,573
20,771		BraeMar Hotels & Resorts, Inc	185
121,360		Brandywine Realty Trust	1,911
188,541		Brixmor Property Group, Inc	4,074
43,270		Brookfield Property REIT, Inc	798
56,479		Camden Property Trust	5,992
50,740		CareTrust REIT, Inc	1,047
29,192		CatchMark Timber Trust, Inc	335
124,137	e	CBL & Associates Properties, Inc	130
206,667	*	CBRE Group, Inc	12,667
62,949		Cedar Realty Trust, Inc	186
28,285		Chatham Lodging Trust	519
21,833		City Office REIT, Inc	295
10,462		Clipper Realty, Inc	111
350,580		Colony Capital, Inc	1,665
83,894		Columbia Property Trust, Inc	1,754
9,586		Community Healthcare Trust, Inc	411
3,235		Consolidated-Tomoka Land Co	195
86,682		CoreCivic, Inc	1,507
9,299		CorEnergy Infrastructure Trust, Inc	416
7,951		CorePoint Lodging, Inc	85
24,799		Coresite Realty	2,780
72,219		Corporate Office Properties Trust	2,122
101,092		Cousins Properties, Inc	4,165
262,683		Crown Castle International Corp	37,340
312

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
114,248		CubeSmart	$3,597
66,192	*	Cushman & Wakefield plc	1,353
72,671		CyrusOne, Inc	4,755
144,818		DiamondRock Hospitality Co	1,605
134,391		Digital Realty Trust, Inc	16,092
136,618		Diversified Healthcare Trust	1,153
102,445		Douglas Emmett, Inc	4,497
236,841		Duke Realty Corp	8,211
26,096		Easterly Government Properties, Inc	619
23,492		EastGroup Properties, Inc	3,117
87,790		Empire State Realty Trust, Inc	1,226
45,571		EPR Properties	3,219
53,603		Equinix, Inc	31,288
62,602		Equity Commonwealth	2,055
113,702		Equity Lifestyle Properties, Inc	8,003
226,119		Equity Residential	18,298
50,764		Essential Properties Realty Trust, Inc	1,259
40,672		Essex Property Trust, Inc	12,237
77,495		Extra Space Storage, Inc	8,185
19,962	e	Farmland Partners, Inc	135
48,478		Federal Realty Investment Trust	6,241
80,676		First Industrial Realty Trust, Inc	3,349
425	*	Forestar Group, Inc	9
44,705		Four Corners Property Trust, Inc	1,260
72,511		Franklin Street Properties Corp	621
37,147		Front Yard Residential Corp	458
4,942	*	FRP Holdings, Inc	246
124,798		Gaming and Leisure Properties, Inc	5,373
87,896		Geo Group, Inc	1,460
18,198	e	Getty Realty Corp	598
17,811		Gladstone Commercial Corp	389
10,990		Global Medical REIT, Inc	145
44,961		Global Net Lease, Inc	912
35,286		Hannon Armstrong Sustainable Infrastructure Capital, Inc	1,136
82,789		Healthcare Realty Trust, Inc	2,763
142,087	e	Healthcare Trust of America, Inc	4,302
322,762		Healthpeak Properties Inc	11,126
27,708		Hersha Hospitality Trust	403
71,000		Highwoods Properties, Inc	3,473
443,417		Host Hotels and Resorts, Inc	8,225
24,727	*	Howard Hughes Corp	3,135
96,055		Hudson Pacific Properties	3,616
48,914		Independence Realty Trust, Inc	689
34,891		Industrial Logistics Properties Trust	782
4,353	e	Innovative Industrial Properties, Inc	330
9,060		Investors Real Estate Trust	657
339,239		Invitation Homes, Inc	10,167
190,342		Iron Mountain, Inc	6,066
49,646	e	iStar Inc	720
79,348		JBG SMITH Properties	3,165
6,203	e	Jernigan Capital, Inc	119
30,788		Jones Lang LaSalle, Inc	5,360
84,885		Kennedy-Wilson Holdings, Inc	1,893
313

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
61,892		Kilroy Realty Corp	$5,193
269,965		Kimco Realty Corp	5,591
55,102		Kite Realty Group Trust	1,076
51,720		Lamar Advertising Co	4,617
144,484		Lexington Realty Trust	1,534
90,704		Liberty Property Trust	5,447
25,812		Life Storage, Inc	2,795
26,668		LTC Properties, Inc	1,194
92,755	e	Macerich Co	2,497
65,387		Mack-Cali Realty Corp	1,512
11,498	*	Marcus & Millichap, Inc	428
4,532	*	Maui Land & Pineapple Co, Inc	51
324,614		Medical Properties Trust, Inc	6,853
72,458		Mid-America Apartment Communities, Inc	9,554
50,307		Monmouth Real Estate Investment Corp (Class A)	728
19,871		National Health Investors, Inc	1,619
98,840		National Retail Properties, Inc	5,300
31,451		National Storage Affiliates Trust	1,057
55,714		New Senior Investment Group, Inc	426
93,396		Newmark Group, Inc	1,257
12,730		NexPoint Residential Trust, Inc	573
23,677		Office Properties Income Trust	761
144,310		Omega Healthcare Investors, Inc	6,112
9,027		One Liberty Properties, Inc	245
97,077		Outfront Media, Inc	2,604
141,733		Paramount Group, Inc	1,973
161,864		Park Hotels & Resorts, Inc	4,187
85,851		Pebblebrook Hotel Trust	2,302
52,388	e	Pennsylvania REIT	279
107,460		Physicians Realty Trust	2,035
72,743		Piedmont Office Realty Trust, Inc	1,618
47,001		PotlatchDeltic Corp	2,034
21,687		Preferred Apartment Communities, Inc	289
398,961		Prologis, Inc	35,563
13,748		PS Business Parks, Inc	2,267
93,598		Public Storage, Inc	19,933
34,553		QTS Realty Trust, Inc	1,875
89,792		Rayonier, Inc	2,942
13,117		Re/Max Holdings, Inc	505
75,694	e	Realogy Holdings Corp	733
204,582		Realty Income Corp	15,063
40,113	*,e	Redfin Corp	848
100,880		Regency Centers Corp	6,365
78,162		Retail Opportunities Investment Corp	1,380
173,060		Retail Properties of America, Inc	2,319
10,654		Retail Value, Inc	392
67,055		Rexford Industrial Realty, Inc	3,062
92,471		RLJ Lodging Trust	1,639
5,123		RMR Group, Inc	234
57,913		RPT Realty	871
31,992		Ryman Hospitality Properties	2,772
116,469		Sabra Healthcare REIT, Inc	2,485
7,521		Safehold, Inc	303
6,451		Saul Centers, Inc	340
314

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
72,235		SBA Communications Corp	$17,408
18,501	e	Seritage Growth Properties	742
94,726		Service Properties Trust	2,305
194,636		Simon Property Group, Inc	28,993
103,764		SITE Centers Corp	1,455
50,489		SL Green Realty Corp	4,639
56,193		Spirit Realty Capital, Inc	2,764
33,773	*	St. Joe Co	670
84,224		STAG Industrial, Inc	2,659
121,165		STORE Capital Corp	4,512
4,495	*	Stratus Properties, Inc	139
73,018		Summit Hotel Properties, Inc	901
56,879		Sun Communities, Inc	8,538
159,024		Sunstone Hotel Investors, Inc	2,214
67,688	e	Tanger Factory Outlet Centers, Inc	997
41,435		Taubman Centers, Inc	1,288
12,164	*	Tejon Ranch Co	194
35,329		Terreno Realty Corp	1,913
175,727		UDR, Inc	8,206
20,169		UMH Properties, Inc	317
119,952	e	Uniti Group, Inc	985
9,264		Universal Health Realty Income Trust	1,087
70,770		Urban Edge Properties	1,357
20,808		Urstadt Biddle Properties, Inc (Class A)	517
236,538		Ventas, Inc	13,658
661,427		VEREIT, Inc	6,112
272,311		VICI Properties, Inc	6,958
109,042		Vornado Realty Trust	7,251
134,922	e	Washington Prime Group, Inc	491
53,425		Washington REIT	1,559
67,227		Weingarten Realty Investors	2,100
263,397		Welltower, Inc	21,541
484,128		Weyerhaeuser Co	14,621
25,132		Whitestone REIT	342
109,722		WP Carey, Inc	8,782
79,064		Xenia Hotels & Resorts, Inc	1,709
		TOTAL REAL ESTATE	800,371

RETAILING - 5.7%
18,290	*	1-800-FLOWERS.COM, Inc (Class A)	265
36,804		Aaron’s, Inc	2,102
51,631		Abercrombie & Fitch Co (Class A)	893
43,436		Advance Auto Parts, Inc	6,957
262,129	*	Amazon.com, Inc	484,372
117,400		American Eagle Outfitters, Inc	1,726
5,481	*	America’s Car-Mart, Inc	601
12,332	*	Asbury Automotive Group, Inc	1,379
17,984	*,e	At Home Group, Inc	99
36,032	*	Autonation, Inc	1,752
14,848	*	AutoZone, Inc	17,689
29,015	*	Barnes & Noble Education, Inc	124
76,045	e	Bed Bath & Beyond, Inc	1,316
315

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
148,525		Best Buy Co, Inc	$13,040
20,052		Big Lots, Inc	576
86,634	*	BJ’s Wholesale Club Holdings, Inc	1,970
26,466	*	Booking Holdings, Inc	54,354
9,762	*	Boot Barn Holdings, Inc	435
14,004	e	Buckle, Inc	379
41,626	*	Burlington Stores, Inc	9,492
28,267		Caleres, Inc	671
22,123	e	Camping World Holdings, Inc	326
103,938	*	CarMax, Inc	9,112
28,530	*,e	Carvana Co	2,626
12,003		Cato Corp (Class A)	209
83,036		Chico’s FAS, Inc	316
12,596	e	Children’s Place, Inc	787
11,556		Citi Trends, Inc	267
13,169	*,e	Conn’s, Inc	163
11,400	*,e	Container Store Group, Inc	48
33,096		Core-Mark Holding Co, Inc	900
49,292		Designer Brands, Inc	776
38,579		Dick’s Sporting Goods, Inc	1,909
3,340	e	Dillard’s, Inc (Class A)	245
164,033		Dollar General Corp	25,586
149,575	*	Dollar Tree, Inc	14,068
7,236	*,e	Duluth Holdings, Inc	76
487,733		eBay, Inc	17,612
75,173	*	Etsy, Inc	3,330
84,425		Expedia Group Inc	9,130
55,323	*	Express Parent LLC	269
34,498	*	Five Below, Inc	4,411
38,520	*	Floor & Decor Holdings, Inc	1,957
58,795		Foot Locker, Inc	2,292
10,965	*,e	Funko, Inc	188
6,584	*,e	Gaia, Inc	53
67,461	e	GameStop Corp (Class A)	410
130,367		Gap, Inc	2,305
13,677	*	Genesco, Inc	655
85,048		Genuine Parts Co	9,035
50,651	*,e	GNC Holdings, Inc	137
11,094		Group 1 Automotive, Inc	1,109
244,899	*	Groupon, Inc	585
60,011	*,e	GrubHub, Inc	2,919
44,451	e	Guess?, Inc	995
13,840		Haverty Furniture Cos, Inc	279
16,994	*,e	Hibbett Sports, Inc	477
696,940		Home Depot, Inc	152,198
27,375	*	Hudson Ltd	420
228,517	*,e	JC Penney Co, Inc	256
101,978		Kohl’s Corp	5,196
139,756		L Brands, Inc	2,532
9,431	*,e	Lands’ End, Inc	158
9,177	*	Leaf Group Ltd	37
19,090	*	Liquidity Services, Inc	114
10,868		Lithia Motors, Inc (Class A)	1,598
193,627	*	LKQ Corp	6,912
316

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
489,523		Lowe’s Companies, Inc	$58,625
19,294	*,e	Lumber Liquidators, Inc	189
172,372	e	Macy’s, Inc	2,930
18,578	*	MarineMax, Inc	310
61,561	*	Michaels Cos, Inc	498
23,604		Monro Muffler, Inc	1,846
16,896	*	Murphy USA, Inc	1,977
32,478	*	National Vision Holdings, Inc	1,053
70,237		Nordstrom, Inc	2,875
375,116		Office Depot, Inc	1,028
34,400	*	Ollie’s Bargain Outlet Holdings, Inc	2,247
48,223	*	O’Reilly Automotive, Inc	21,134
12,199	*	Overstock.com, Inc	86
12,813		Penske Auto Group, Inc	643
14,105	e	PetMed Express, Inc	332
24,507		Pool Corp	5,205
53,361	*	Quotient Technology, Inc	526
260,506	*	Qurate Retail Group, Inc QVC Group	2,196
30,873		Rent-A-Center, Inc	890
10,459	*,e	RH	2,233
223,419		Ross Stores, Inc	26,010
30,967	*	Rubicon Project, Inc	253
66,571	*	Sally Beauty Holdings, Inc	1,215
2,356	e	Shoe Carnival, Inc	88
13,499	*	Shutterstock, Inc	579
9,872		Signet Jewelers Ltd	215
15,272	*	Sleep Number Corp	752
20,728		Sonic Automotive, Inc (Class A)	643
19,952	*	Sportsman’s Warehouse Holdings, Inc	160
11,437	*	Stamps.com, Inc	955
27,087	*,e	Stitch Fix Inc	695
26,598	e	Tailored Brands, Inc	110
312,295		Target Corp	40,039
78,944		Tiffany & Co	10,551
6,790		Tilly’s, Inc	83
769,327		TJX Companies, Inc	46,975
75,463		Tractor Supply Co	7,051
37,822	*	Ulta Beauty, Inc	9,574
50,352	*	Urban Outfitters, Inc	1,398
38,206	*,e	Wayfair, Inc	3,453
5,214		Weyco Group, Inc	138
56,628	e	Williams-Sonoma, Inc	4,159
1,945		Winmark Corp	386
11,661	*	Zumiez, Inc	403
		TOTAL RETAILING	1,147,883

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
24,223	*	Acacia Communications, Inc	1,643
26,575	*	Advanced Energy Industries, Inc	1,892
653,104	*	Advanced Micro Devices, Inc	29,951
15,539	*	Alpha & Omega Semiconductor Ltd	212
23,188	*	Ambarella, Inc	1,404
73,241	*	Amkor Technology, Inc	952
317

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
231,136		Analog Devices, Inc	$27,468
583,872		Applied Materials, Inc	35,640
20,849	*	Axcelis Technologies, Inc	502
26,991	*	AXT, Inc	117
243,658		Broadcom, Inc	77,001
49,923		Brooks Automation, Inc	2,095
15,115		Cabot Microelectronics Corp	2,181
15,710	*	Ceva, Inc	424
36,649	*	Cirrus Logic, Inc	3,020
26,675		Cohu, Inc	610
70,502	*	Cree, Inc	3,254
212,283		Cypress Semiconductor Corp	4,953
28,713	*	Diodes, Inc	1,619
14,071	*	DSP Group, Inc	221
58,642	*,e	Enphase Energy, Inc	1,532
86,577		Entegris, Inc	4,337
49,996	*	First Solar, Inc	2,798
51,293	*	Formfactor, Inc	1,332
8,421	*	Ichor Holdings Ltd	280
13,074	*,e	Impinj, Inc	338
29,376	*	Inphi Corp	2,174
2,759,123		Intel Corp	165,133
99,520		KLA Corp	17,731
91,833		Lam Research Corp	26,852
75,431	*	Lattice Semiconductor Corp	1,444
29,103	*,e	MACOM Technology Solutions Holdings, Inc	774
425,994		Marvell Technology Group Ltd	11,314
163,283		Maxim Integrated Products, Inc	10,044
43,500	*	MaxLinear, Inc	923
142,382	e	Microchip Technology, Inc	14,910
695,059	*	Micron Technology, Inc	37,380
31,711		MKS Instruments, Inc	3,489
28,750		Monolithic Power Systems, Inc	5,118
36,389	*	Nanometrics, Inc	1,330
21,168	*	NeoPhotonics Corp Ltd	187
3,184		NVE Corp	227
370,774		NVIDIA Corp	87,243
248,719	*	ON Semiconductor Corp	6,064
20,605	*	PDF Solutions, Inc	348
46,544	*	Photronics, Inc	734
20,135		Power Integrations, Inc	1,992
73,393	*	Qorvo, Inc	8,530
723,817		QUALCOMM, Inc	63,862
79,664	*	Rambus, Inc	1,097
47,350	*	Semtech Corp	2,505
28,958	*	Silicon Laboratories, Inc	3,359
109,883		Skyworks Solutions, Inc	13,283
2,025	*	SMART Global Holdings, Inc	77
42,585	*,e	SunPower Corp	332
104,125		Teradyne, Inc	7,100
591,989		Texas Instruments, Inc	75,946
23,500	*	Ultra Clean Holdings	552
27,466		Universal Display Corp	5,660
34,384	*	Veeco Instruments, Inc	505
318

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
160,872		Xilinx, Inc	$15,728
35,485		Xperi Corp	656
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	800,379

SOFTWARE & SERVICES - 12.2%
36,774	*,e	2U, Inc	882
65,506	*	8x8, Inc	1,199
32,215	*	A10 Networks, Inc	221
405,146		Accenture plc	85,312
86,241	*	ACI Worldwide, Inc	3,267
309,709	*	Adobe, Inc	102,145
102,915	*	Akamai Technologies, Inc	8,890
14,717	*	Alarm.com Holdings, Inc	632
24,151		Alliance Data Systems Corp	2,710
16,908	*	Altair Engineering, Inc	607
29,506	*,e	Alteryx, Inc	2,953
77,492		Amdocs Ltd	5,594
15,720		American Software, Inc (Class A)	234
53,266	*	Anaplan, Inc	2,791
54,342	*	Ansys, Inc	13,988
5,867	*	Appfolio, Inc	645
20,140	*,e	Appian Corp	770
44,157	*	Aspen Technology, Inc	5,340
74,256	*	Atlassian Corp plc	8,936
141,691	*	Autodesk, Inc	25,995
274,667		Automatic Data Processing, Inc	46,831
27,680	*	Avalara, Inc	2,028
70,813	*	Avaya Holdings Corp	956
11,374	*	Benefitfocus, Inc	250
96,845	*	Black Knight, Inc	6,245
34,044		Blackbaud, Inc	2,710
21,965	*	Blackline, Inc	1,133
87,893		Booz Allen Hamilton Holding Co	6,252
29,562	*	Bottomline Technologies, Inc	1,585
86,219	*,e	Box, Inc	1,447
20,694	*	Brightcove, Inc	180
73,081		Broadridge Financial Solutions, Inc	9,028
17,838	*	CACI International, Inc (Class A)	4,459
176,047	*	Cadence Design Systems, Inc	12,211
33,955	*,e	Cardtronics plc	1,516
10,596		Cass Information Systems, Inc	612
76,663		CDK Global, Inc	4,192
22,039	*	Cerence Inc	499
52,119	*	Ceridian HCM Holding, Inc	3,538
15,814	*	ChannelAdvisor Corp	143
26,536	*	Cision Ltd	265
74,772		Citrix Systems, Inc	8,292
114,390	*,e	Cloudera, Inc	1,330
341,352		Cognizant Technology Solutions Corp (Class A)	21,171
28,135	*	Commvault Systems, Inc	1,256
137,713	*	Conduent, Inc	854
48,580	*	CoreLogic Inc	2,123
319

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
37,259	*	Cornerstone OnDemand, Inc	$2,182
36,045	*	Coupa Software, Inc	5,272
24,883		CSG Systems International, Inc	1,288
7,264	*,e	Digimarc Corp	244
49,997	*,e	Digital Turbine, Inc	356
99,229	*	DocuSign, Inc	7,354
11,005	*,e	Domo, Inc	239
137,416	*	Dropbox, Inc	2,461
166,357		DXC Technology Co	6,253
23,362	*	Dynatrace, Inc	591
17,480	e	Ebix, Inc	584
24,228	*	Elastic NV	1,558
43,380	*	Endurance International Group Holdings, Inc	204
30,234	*	Envestnet, Inc	2,105
34,220	*	EPAM Systems, Inc	7,260
30,598	*	Euronet Worldwide, Inc	4,821
21,053	*	Everbridge, Inc	1,644
45,885	*	Everi Holdings, Inc	616
44,094		EVERTEC, Inc	1,501
10,859	*	Evo Payments, Inc	287
21,916	*	ExlService Holdings, Inc	1,522
18,220	*	Fair Isaac Corp	6,827
388,462		Fidelity National Information Services, Inc	54,031
127,712	*	FireEye, Inc	2,111
361,630	*	Fiserv, Inc	41,815
37,675	*	Five9, Inc	2,471
55,426	*	FleetCor Technologies, Inc	15,947
19,555	*	ForeScout Technologies, Inc	641
92,111	*	Fortinet, Inc	9,834
58,348	*	Gartner, Inc	8,991
118,269		Genpact Ltd	4,987
191,715		Global Payments, Inc	34,999
111,509	*	GoDaddy, Inc	7,574
52,363	*	Guidewire Software, Inc	5,748
17,956		Hackett Group, Inc	290
24,272	*	HubSpot, Inc	3,847
9,245	*	I3 Verticals, Inc	261
24,668	*	Information Services Group, Inc	62
15,324	*	Instructure, Inc	739
4,355	*,e	Intelligent Systems Corp	174
558,506		International Business Machines Corp	74,862
157,947		Intuit, Inc	41,371
27,386		j2 Global, Inc	2,566
51,199		Jack Henry & Associates, Inc	7,458
104,383		KBR, Inc	3,184
85,918		Leidos Holdings, Inc	8,410
50,961	*	Limelight Networks, Inc	208
40,701	*	Liveperson, Inc	1,506
44,500	*	LiveRamp Holdings, Inc	2,139
36,974		LogMeIn, Inc	3,170
40,270	*	Manhattan Associates, Inc	3,212
18,418		Mantech International Corp (Class A)	1,471
561,913		Mastercard, Inc (Class A)	167,782
36,930		MAXIMUS, Inc	2,747
320

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
9,986	*	Medallia, Inc	$311
4,793,811		Microsoft Corp	755,984
6,844	*	MicroStrategy, Inc (Class A)	976
22,456	*	Mitek Systems, Inc	172
40,466	*	MobileIron, Inc	197
14,483	*	Model N, Inc	508
26,856	*,e	MongoDB, Inc	3,535
30,028	*	New Relic, Inc	1,973
46,584		NIC, Inc	1,041
352,307		NortonLifelock, Inc	8,991
176,319	*	Nuance Communications, Inc	3,144
92,944	*	Nutanix, Inc	2,905
66,319	*	Okta, Inc	7,651
21,489	*	OneSpan, Inc	368
1,301,419		Oracle Corp	68,949
6,520	*,e	Pagerduty, Inc	152
59,973	*	Palo Alto Networks, Inc	13,869
203,721		Paychex, Inc	17,328
31,529	*	Paycom Software, Inc	8,348
18,614	*	Paylocity Holding Corp	2,249
747,574	*	PayPal Holdings, Inc	80,865
19,229	*,e	Paysign Inc	195
26,462		Pegasystems, Inc	2,108
25,493	*	Perficient, Inc	1,174
95,646		Perspecta, Inc	2,529
8,669	*	Ping Identity Holding Corp	211
40,409	*	Pluralsight, Inc	695
31,483		Progress Software Corp	1,308
34,295	*	Proofpoint, Inc	3,936
19,034	*	PROS Holdings, Inc	1,141
67,535	*	PTC, Inc	5,058
22,395	*	Q2 Holdings, Inc	1,816
7,729		QAD, Inc (Class A)	394
22,512	*	Qualys, Inc	1,877
31,056	*	Rapid7, Inc	1,740
42,414	*,e	RealPage, Inc	2,280
44,988	*	RingCentral, Inc	7,588
186,641		Sabre Corp	4,188
35,043	*	SailPoint Technologies Holding, Inc	827
526,150	*	salesforce.com, Inc	85,573
38,338		Science Applications International Corp	3,336
4,599	*,e	SecureWorks Corp	77
119,412	*	ServiceNow, Inc	33,712
4,906	*	ShotSpotter, Inc	125
55,308	*	Smartsheet, Inc	2,484
16,667	*	SolarWinds Corp	309
98,246	*	Splunk, Inc	14,714
24,492	*	SPS Commerce, Inc	1,357
216,363	*	Square, Inc	13,536
140,643		SS&C Technologies Holdings, Inc	8,635
54,194	*	SVMK, Inc	968
25,754		Switch, Inc	382
29,262	*	Sykes Enterprises, Inc	1,082
321

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
94,245	*	Synopsys, Inc	$13,119
27,913	*	Telaria, Inc	246
20,400	*	TeleNav, Inc	99
8,418	*	Tenable Holdings, Inc	202
76,002	*	Teradata Corp	2,035
85,228		TiVo Corp	723
24,614	*	Trade Desk, Inc	6,394
8,131	*,e	TransEnterix, Inc	12
10,054		TTEC Holdings, Inc	398
6,516	*,e	Tucows, Inc	403
74,964	*	Twilio, Inc	7,367
24,426	*	Tyler Technologies, Inc	7,328
38,674	*	Unisys Corp	459
4,914	*	Upland Software, Inc	175
8,321	*,e	Upwork, Inc	89
18,823	*	Varonis Systems, Inc	1,463
45,384	*	Verint Systems, Inc	2,512
67,876	*	VeriSign, Inc	13,078
63,620	*	Verra Mobility Corp	890
32,131	*,e	VirnetX Holding Corp	122
19,953	*	Virtusa Corp	904
1,085,915		Visa, Inc (Class A)	204,043
50,493	*	VMware, Inc (Class A)	7,664
255,834		Western Union Co	6,851
27,596	*	WEX, Inc	5,780
103,705	*	Workday, Inc	17,054
16,351	*	Workiva, Inc	688
55,032	*,e	Yext, Inc	794
69,807	*	Zendesk, Inc	5,349
42,422	*	Zix Corp	288
40,123	*,e	Zscaler, Inc	1,866
55,037	*,e	Zuora Inc	789
		TOTAL SOFTWARE & SERVICES	2,478,049

TECHNOLOGY HARDWARE & EQUIPMENT - 6.1%
74,639	*,e	3D Systems Corp	653
35,649		Adtran, Inc	353
11,056	*	Agilysys, Inc	281
182,877		Amphenol Corp (Class A)	19,793
21,094	*	Anixter International, Inc	1,943
2,817,483		Apple, Inc	827,354
13,189	*,e	Applied Optoelectronics, Inc	157
36,466	*	Arista Networks, Inc	7,417
47,303	*	Arlo Technologies, Inc	199
48,820	*	Arrow Electronics, Inc	4,137
24,161	*	Avid Technology, Inc	207
63,498		Avnet, Inc	2,695
34,410		AVX Corp	704
19,362		Badger Meter, Inc	1,257
7,316		Bel Fuse, Inc (Class B)	150
30,293		Belden CDT, Inc	1,666
35,867		Benchmark Electronics, Inc	1,232
26,799	*	CalAmp Corp	257
28,887	*	Calix, Inc	231
322

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
9,824	*	Casa Systems, Inc	$40
89,645		CDW Corp	12,805
88,003	*	Ciena Corp	3,757
2,720,046		Cisco Systems, Inc	130,453
8,964	*	Clearfield, Inc	125
110,414		Cognex Corp	6,188
17,685	*	Coherent, Inc	2,942
122,398	*	CommScope Holding Co, Inc	1,737
16,237		Comtech Telecommunications Corp	576
486,107		Corning, Inc	14,151
23,637		CTS Corp	709
27,847		Daktronics, Inc	170
87,881	*	Dell Technologies, Inc	4,516
53,560	*	Diebold, Inc	566
18,652	*	Digi International, Inc	330
39,659		Dolby Laboratories, Inc (Class A)	2,729
33,587	*	EchoStar Corp (Class A)	1,455
9,278	*	ePlus, Inc	782
79,396	*	Extreme Networks, Inc	585
38,706	*	F5 Networks, Inc	5,405
26,560	*	Fabrinet	1,722
12,851	*	FARO Technologies, Inc	647
124,310	*	Fitbit, Inc	817
84,050		FLIR Systems, Inc	4,376
58,321	*	Harmonic, Inc	455
835,981		Hewlett Packard Enterprise Co	13,259
911,019		HP, Inc	18,721
60,911	*	II-VI, Inc	2,051
21,661	*,e	Immersion Corp	161
103,799	*	Infinera Corp	824
25,682	*	Insight Enterprises, Inc	1,805
25,007		InterDigital, Inc	1,363
25,495	*	IPG Photonics Corp	3,695
18,293	*	Iteris, Inc	91
24,355	*	Itron, Inc	2,045
88,419		Jabil Inc	3,654
201,956		Juniper Networks, Inc	4,974
32,485		Kemet Corp	879
121,590	*	Keysight Technologies, Inc	12,479
21,162	*	Kimball Electronics, Inc	371
64,648	*	Knowles Corp	1,367
10,929	*	KVH Industries, Inc	122
17,448		Littelfuse, Inc	3,338
51,429	*	Lumentum Holdings, Inc	4,078
25,950		Methode Electronics, Inc	1,021
108,358		Motorola Solutions, Inc	17,461
12,096		MTS Systems Corp	581
7,937	*	Napco Security Technologies, Inc	233
76,957		National Instruments Corp	3,258
68,992	*	NCR Corp	2,426
147,835		NetApp, Inc	9,203
23,887	*	Netgear, Inc	585
64,175	*	Netscout Systems, Inc	1,545
323

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
4,719	*	nLight, Inc	$96
23,522	*	Novanta, Inc	2,080
12,827	*	OSI Systems, Inc	1,292
7,480	*,e	PAR Technology Corp	230
14,228		Park Aerospace Corp	231
8,216		PC Connection, Inc	408
24,496	e	Plantronics, Inc	670
24,305	*	Plexus Corp	1,870
148,433	*	Pure Storage, Inc	2,540
37,508	*	Ribbon Communications, Inc	116
12,852	*	Rogers Corp	1,603
52,368	*	Sanmina Corp	1,793
17,777	*	Scansource, Inc	657
37,383	*	Stratasys Ltd	756
25,356	*	Synaptics, Inc	1,668
23,676		Synnex Corp	3,049
19,502	*	Tech Data Corp	2,800
147,747	*	Trimble Inc	6,160
66,124	*	TTM Technologies, Inc	995
5,418	e	Ubiquiti, Inc	1,024
38,380	*	Viasat, Inc	2,809
165,919	*	Viavi Solutions, Inc	2,489
97,366		Vishay Intertechnology, Inc	2,073
9,508	*	Vishay Precision Group, Inc	323
186,271		Western Digital Corp	11,823
105,309		Xerox Holdings Corp	3,883
33,846	*	Zebra Technologies Corp (Class A)	8,646
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,242,398

TELECOMMUNICATION SERVICES - 1.9%
7,472	*	Anterix, Inc	323
4,622,439		AT&T, Inc	180,645
7,918		ATN International, Inc	438
10,381	*	Bandwidth Inc	665
27,406	*	Boingo Wireless, Inc	300
707,474		CenturyLink, Inc	9,346
33,512	*	Cincinnati Bell, Inc	351
29,776		Cogent Communications Group, Inc	1,959
48,355	e	Consolidated Communications Holdings, Inc	188
42,541	*,e	Gogo, Inc	272
23,607	*,e	Intelsat S.A.	166
60,764	*	Iridium Communications, Inc	1,497
13,047	*	Ooma, Inc	173
44,329	*	ORBCOMM, Inc	187
33,638		Shenandoah Telecom Co	1,400
14,641		Spok Holdings, Inc	179
368,092	*	Sprint Corp	1,918
70,982		Telephone & Data Systems, Inc	1,805
192,813	*	T-Mobile US, Inc	15,120
9,529	*	US Cellular Corp	345
2,619,840		Verizon Communications, Inc	160,858
143,849	*	Vonage Holdings Corp	1,066
134,804	*	Zayo Group Holdings, Inc	4,671
		TOTAL TELECOMMUNICATION SERVICES	383,872
324

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
TRANSPORTATION - 1.9%
37,928	*	Air Transport Services Group, Inc	$890
69,726		Alaska Air Group, Inc	4,724
8,722		Allegiant Travel Co	1,518
5,687		Amerco, Inc	2,137
230,466		American Airlines Group, Inc	6,610
19,331		ArcBest Corp	534
16,948	*	Atlas Air Worldwide Holdings, Inc	467
19,991	*	Avis Budget Group, Inc	645
81,564		CH Robinson Worldwide, Inc	6,378
21,812		Copa Holdings S.A. (Class A)	2,357
23,634		Costamare, Inc	225
8,672	*	Covenant Transportation Group, Inc	112
472,449		CSX Corp	34,186
14,173	*,e	Daseke, Inc	45
359,382		Delta Air Lines, Inc	21,017
28,818	*,e	Eagle Bulk Shipping, Inc	133
21,041	*	Echo Global Logistics, Inc	436
104,823		Expeditors International of Washington, Inc	8,178
152,628		FedEx Corp	23,079
20,963		Forward Air Corp	1,466
6,118		Genco Shipping & Trading Ltd	65
36,387	e	Hawaiian Holdings, Inc	1,066
33,759		Heartland Express, Inc	711
67,804	*	Hertz Global Holdings, Inc	1,068
21,791	*	Hub Group, Inc (Class A)	1,118
56,707		JB Hunt Transport Services, Inc	6,622
182,861	*	JetBlue Airways Corp	3,423
60,594		Kansas City Southern	9,281
37,438	*	Kirby Corp	3,352
87,818	e	Knight-Swift Transportation Holdings, Inc	3,147
25,122		Landstar System, Inc	2,861
120,361	*	Lyft, Inc (Class A)	5,178
55,800		Macquarie Infrastructure Co LLC	2,390
23,235		Marten Transport Ltd	499
32,238		Matson, Inc	1,315
165,190		Norfolk Southern Corp	32,068
40,288		Old Dominion Freight Line	7,646
6,136		Park-Ohio Holdings Corp	206
29,335	*	Radiant Logistics, Inc	163
30,762		Ryder System, Inc	1,671
33,371	*	Safe Bulkers, Inc	57
18,094	*	Saia, Inc	1,685
22,723		Schneider National, Inc	496
40,927		Scorpio Bulkers, Inc	261
28,022		Skywest, Inc	1,811
300,155		Southwest Airlines Co	16,202
50,261	*	Spirit Airlines, Inc	2,026
600,286	*	Uber Technologies, Inc	17,853
440,093		Union Pacific Corp	79,564
141,558	*	United Airlines Holdings Inc	12,470
440,148		United Parcel Service, Inc (Class B)	51,524
325

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
6,297		Universal Logistics Holdings Inc	$119
14,010	*	US Xpress Enterprises, Inc	70
31,167	e	Werner Enterprises, Inc	1,134
59,513	*	XPO Logistics, Inc	4,743
23,809	*,e	YRC Worldwide, Inc	61
		TOTAL TRANSPORTATION	389,063

UTILITIES - 3.2%
418,121		AES Corp	8,321
30,256		Allete, Inc	2,456
148,965		Alliant Energy Corp	8,151
150,299		Ameren Corp	11,543
315,843		American Electric Power Co, Inc	29,850
25,230		American States Water Co	2,186
117,462		American Water Works Co, Inc	14,430
134,955		Aqua America, Inc	6,335
8,231	*	AquaVenture Holdings Ltd	223
4,909		Artesian Resources Corp	183
92,825	*,e	Atlantic Power Corp	216
70,378		Atmos Energy Corp	7,872
27,653		Avangrid, Inc	1,415
33,562		Avista Corp	1,614
36,321		Black Hills Corp	2,853
15,011	*,e	Cadiz, Inc	165
35,650		California Water Service Group	1,838
318,428		Centerpoint Energy, Inc	8,684
11,318		Chesapeake Utilities Corp	1,085
24,011		Clearway Energy, Inc (Class A)	459
47,061		Clearway Energy, Inc (Class C)	939
179,117		CMS Energy Corp	11,256
208,003		Consolidated Edison, Inc	18,818
10,961		Consolidated Water Co, Inc	179
520,819		Dominion Energy Inc	43,134
114,355		DTE Energy Co	14,851
461,904		Duke Energy Corp	42,130
223,082		Edison International	16,823
27,569		El Paso Electric Co	1,872
123,427		Entergy Corp	14,787
147,665		Evergy, Inc	9,611
203,372		Eversource Energy	17,301
616,675		Exelon Corp	28,114
333,198		FirstEnergy Corp	16,193
6,410		Global Water Resources, Inc	84
57,379		Hawaiian Electric Industries, Inc	2,689
30,421		Idacorp, Inc	3,249
119,020		MDU Resources Group, Inc	3,536
24,502		MGE Energy, Inc	1,931
11,759		Middlesex Water Co	748
44,613		National Fuel Gas Co	2,076
62,202		New Jersey Resources Corp	2,772
309,465		NextEra Energy, Inc	74,940
234,601		NiSource, Inc	6,531
14,483		Northwest Natural Holding Co	1,068
35,112		NorthWestern Corp	2,516
326

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
152,303		NRG Energy, Inc	$6,054
114,606		OGE Energy Corp	5,097
36,272		ONE Gas, Inc	3,394
26,977		Ormat Technologies, Inc	2,010
27,545		Otter Tail Corp	1,413
50,689		Pattern Energy Group, Inc	1,356
313,259	*,b	PG&E Corp	3,405
73,930		Pinnacle West Capital Corp	6,649
55,254		PNM Resources, Inc	2,802
60,652		Portland General Electric Co	3,384
461,227		PPL Corp	16,549
315,512		Public Service Enterprise Group, Inc	18,631
11,616	*	Pure Cycle Corp	146
4,887		RGC Resources, Inc	140
176,334		Sempra Energy	26,711
12,005		SJW Corp	853
58,642		South Jersey Industries, Inc	1,934
659,131		Southern Co	41,987
34,400		Southwest Gas Holdings Inc	2,613
7,544	e	Spark Energy, Inc	70
33,979		Spire, Inc	2,831
49,399		TerraForm Power, Inc	760
132,205		UGI Corp	5,970
10,272		Unitil Corp	635
255,191		Vistra Energy Corp	5,867
202,695		WEC Energy Group, Inc	18,695
334,606		Xcel Energy, Inc	21,244
9,006		York Water Co	415
		TOTAL UTILITIES	649,642

		TOTAL COMMON STOCKS	20,133,424
		(Cost $8,117,412)

RIGHTS / WARRANTS - 0.0%

MATERIALS - 0.0%
20,886	†	A Schulman, Inc	9
207,059	†	Pan American Silver Corp	47
		TOTAL MATERIALS	56

MEDIA & ENTERTAINMENT - 0.0%
80,085	†	Media General, Inc	0
		TOTAL MEDIA & ENTERTAINMENT	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
29,050	*,†	Elanco Animal Health, Inc CVR	2
4,045	†	Omthera Pharmaceuticals, Inc	3
6,981	†	Tobira Therapeutics, Inc	0	^
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	5

		TOTAL RIGHTS / WARRANTS	61
		(Cost $207)
327

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
SHORT-TERM INVESTMENTS - 1.4%

GOVERNMENT AGENCY DEBT - 0.2%
$1,330,000		Federal Home Loan Bank (FHLB)	1.500%	01/06/20	$1,330
3,865,000		FHLB	1.556	01/13/20	3,863
15,120,000		FHLB	1.561	01/22/20	15,107
10,000,000		FHLB	1.562	02/04/20	9,986
19,845,000		FHLB	1.588	02/12/20	19,811
		TOTAL GOVERNMENT AGENCY DEBT			50,097

TREASURY DEBT - 0.4%
50,000,000		United States Treasury Bill	1.470	01/07/20	49,990
20,740,000		United States Treasury Bill	1.473	02/25/20	20,694
		TOTAL TREASURY DEBT			70,684

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
164,249,634	c	State Street Navigator Securities Lending Government Money Market Portfolio			164,250
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			164,250

		TOTAL SHORT-TERM INVESTMENTS			285,031
		(Cost $285,024)
		TOTAL INVESTMENTS - 100.7%			20,418,516
		(Cost $8,402,643)
		OTHER ASSETS & LIABILITIES, NET - (0.7)%			(145,627)
		NET ASSETS - 100.0%			$20,272,889

Abbreviation(s):
REIT	Real Estate Investment Trust

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $175,991,779.

Cost amounts are in thousands.

Futures contracts outstanding as of December 31, 2019 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	41	03/20/20	$3,427	$3,425	$ (2)
S&P 500 E Mini Index	636	03/20/20	102,370	102,749	379
S&P Mid-Cap 400 E Mini Index	12	03/20/20	2,482	2,477	(5)
Total	689		$108,279	$108,651	$372
328

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND

BOND MARKET ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2019

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
BANK LOAN OBLIGATIONS - 0.4%

AUTOMOBILES & COMPONENTS - 0.0%
$1,496,173	i	Gates Global LLC	LIBOR 1 M + 2.750%	4.549%	04/01/24	$1,496
		TOTAL AUTOMOBILES & COMPONENTS				1,496

CAPITAL GOODS - 0.1%
313,861	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 1.750%	3.515	01/15/25	316
1,496,193	h,i	Beacon Roofing Supply, Inc	LIBOR 1 M + 2.250%	4.050	01/02/25	1,502
1,458,459	i	Berry Global, Inc	LIBOR 1 M + 2.000%	3.715	01/19/24	1,463
1,496,231	h,i	Prometric Holdings Inc	LIBOR 1 M + 3.000%	4.799	01/29/25	1,491
1,378,894	i	TransDigm, Inc	LIBOR 1 M + 2.500%	4.299	08/22/24	1,382
1,496,193	i	TransDigm, Inc	LIBOR 1 M + 2.500%	4.299	05/30/25	1,499
		TOTAL CAPITAL GOODS				7,653

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
1,920,127	i	GFL Environmental, Inc	LIBOR 1 M + 3.000%	4.799	05/30/25	1,922
2,000,000	h,i	Trans Union LLC	LIBOR 1 M + 1.750%	3.549	11/16/26	2,007
1,036,875	i	United Rentals North America, Inc	LIBOR 1 M + 1.750%	3.549	10/31/25	1,043
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				4,972

CONSUMER DURABLES & APPAREL - 0.0%
540,000	i	Hanesbrands, Inc	LIBOR 1 M + 1.750%	3.555	12/16/24	541
1,262,493	i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	3.549	04/25/25	1,255
		TOTAL CONSUMER DURABLES & APPAREL				1,796

CONSUMER SERVICES - 0.0%
447,008	i	1011778 BC ULC	LIBOR 1 M + 1.750%	3.550	11/19/26	447
335,020	i	Boyd Gaming Corp	LIBOR 1 W + 2.250%	3.853	09/15/23	337
1,605,814	i	Scientific Games International, Inc	LIBOR 1 M + 2.750%	4.452	08/14/24	1,998
1,699,125	i	YUM! Brands	LIBOR 1 M + 1.750%	3.495	04/03/25	1,703
		TOTAL CONSUMER SERVICES				4,485

ENERGY - 0.0%
2,000,000	h,i	Buckeye Partners LP	LIBOR 1 M + 2.750%	4.441	11/02/26	2,016
1,994,946	i	Delek US Holdings, Inc	LIBOR 1 M + 2.250%	4.049	03/31/25	1,988
		TOTAL ENERGY				4,004

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
376,789	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.500%	4.299	03/01/24	378
997,500	h,i	DaVita, Inc	LIBOR 1 M + 2.250%	4.050	08/12/26	1,004
121,875	i	Endo Luxembourg Finance I Co Sarl	LIBOR 1 M + 4.250%	6.063	04/29/24	116
1,034,041	i	Envision Healthcare Corp	LIBOR 1 M + 3.750%	5.549	10/10/25	879
475,000	i	Grifols Worldwide Operations USA, Inc	LIBOR 1 M + 2.000%	3.740	11/15/27	479
498,695	h,i	Jaguar Holding Co II	LIBOR 1 M + 2.500%	4.300	08/18/22	501
162,668	i	Mallinckrodt International Finance S.A.	LIBOR 3 M + 2.750%	4.695	09/24/24	132
1,500,000	h,i	RegionalCare Hospital Partners Holdings, Inc	LIBOR 1 and 3 M + 4.500%	6.202	11/16/25	1,511

329

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$945,341	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	4.549%	02/06/24	$1,155
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				6,155

MATERIALS - 0.1%
1,000,000	h,i	Atotech Alpha 3 BV	LIBOR 3 M + 3.000%	4.940	01/31/24	1,002
1,496,193	h,i	Chemours Co	LIBOR 1 M + 1.750%	3.550	04/03/25	3,404
490,000	i	Ineos US Finance LLC	LIBOR 1 M + 2.000%	3.799	03/31/24	490
1,191,000	i	Messer Industries USA, Inc	LIBOR 3 M + 2.500%	4.445	03/01/26	1,197
1,386,894	i	PolyOne Corp	LIBOR 1 M + 1.750%	3.495	01/30/26	1,393
435,219	i	Starfruit US Holdco LLC	LIBOR 1 M + 3.250%	4.960	10/01/25	435
		TOTAL MATERIALS				7,921

MEDIA & ENTERTAINMENT - 0.1%
1,000,000	h,i	Adient US LLC	LIBOR 3 M + 4.250%	6.140	05/06/24	1,005
1,995,000	h,i	Charter Communications Operating LLC	LIBOR 1 M + 1.750%	3.550	02/01/27	2,006
723,188	i	CSC Holdings LLC	LIBOR 1 M + 2.500%	4.240	04/15/27	726
997,500	h,i	Diamond Sports Group LLC	LIBOR 1 M + 3.250%	5.030	08/24/26	995
886,072	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	4.049	03/24/25	883
535,860	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	3.710	10/04/23	537
2,250,000	i	Virgin Media Bristol LLC	LIBOR 1 M + 2.500%	4.240	01/31/28	2,263
		TOTAL MEDIA & ENTERTAINMENT				8,415

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,287,521	i	Bausch Health Americas, Inc	LIBOR 1 M + 3.000%	4.740	06/02/25	1,294
1,942,857	h,i	Bausch Health Americas, Inc	LIBOR 1 M + 2.750%	4.490	11/27/25	1,952
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				3,246

REAL ESTATE - 0.0%
1,382,500	i	DTZ US Borrower LLC	LIBOR 1 M + 3.250%	5.049	08/21/25	1,383
1,370,513	i	MGM Growth Properties LLC	LIBOR 1 M + 2.000%	3.799	03/23/25	1,375
		TOTAL REAL ESTATE				2,758

RETAILING - 0.0%
108,875	i	Camelot Finance S.A.	LIBOR 1 M + 3.250%	5.049	10/28/26	327
		TOTAL RETAILING				327

SOFTWARE & SERVICES - 0.0%
1,994,924	h,i	Open Text Corp	LIBOR 1 M + 1.750%	3.549	05/30/25	2,000
97,022	i	Sabre GLBL, Inc	LIBOR 1 M + 2.000%	3.799	02/22/24	97
1,500,000	i	Web.com Group Inc	LIBOR 1 M + 3.750%	5.495	10/10/25	1,498
		TOTAL SOFTWARE & SERVICES				3,595

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
1,435,768	i	Dell International LLC	LIBOR 1 M + 2.000%	3.800	09/19/25	1,444
1,259,245	i	Plantronics, Inc	LIBOR 1 M + 2.500%	4.299	07/02/25	1,229
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				2,673

TELECOMMUNICATION SERVICES - 0.0%
1,994,872	i	Sprint Communications, Inc	LIBOR 1 M + 2.500%	4.313	02/02/24	1,975
498,741	i	Sprint Communications, Inc	LIBOR 1 M + 3.000%	4.813	02/02/24	496
		TOTAL TELECOMMUNICATION SERVICES				2,471
330

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
TRANSPORTATION - 0.0%
	$1,642,871	i	American Airlines, Inc	LIBOR 1 M + 2.000%	3.740%	12/14/23	$1,648
	295,443	i	Vouvray US Finance, LLC	LIBOR 1 M + 3.000%	4.799	03/11/24	457
			TOTAL TRANSPORTATION				2,105

			TOTAL BANK LOAN OBLIGATIONS				64,072
			(Cost $64,526)

BONDS - 97.7%

CORPORATE BONDS - 34.3%

AUTOMOBILES & COMPONENTS - 0.3%
EUR	650,000	g	Adient Global Holdings Ltd		3.500	08/15/24	689
	$225,000		Dana, Inc		5.375	11/15/27	232
	6,950,000		General Motors Co		6.600	04/01/36	8,187
	3,350,000		General Motors Co		6.250	10/02/43	3,755
	6,500,000		General Motors Co		5.200	04/01/45	6,548
	1,925,000		General Motors Co		6.750	04/01/46	2,260
	2,950,000	g	Hyundai Capital America		2.850	11/01/22	2,981
	4,500,000	g	Hyundai Capital America		2.750	09/27/26	4,367
EUR	400,000	g,o	IHO Verwaltungs GmbH		3.750	09/15/26	473
	$8,675,000		Magna International, Inc		3.625	06/15/24	9,122
			TOTAL AUTOMOBILES & COMPONENTS				38,614

BANKS - 8.1%
	2,000,000	g	Akbank TAS		7.200	03/16/27	1,950
	3,220,000	g	Banco de Credito del Peru		2.700	01/11/25	3,204
	4,400,000	g	Banco del Estado de Chile		2.668	01/08/21	4,402
	300,000	g	Banco General S.A.		4.125	08/07/27	315
	3,800,000	g	Banco Internacional del Peru SAA Interbank		3.375	01/18/23	3,833
	3,800,000		Banco Santander S.A.		3.800	02/23/28	3,996
	2,650,000		Bancolombia S.A.		4.625	12/18/29	2,686
	15,000,000		Bank of America Corp		3.864	07/23/24	15,784
EUR	400,000		Bank of America Corp		1.375	03/26/25	474
	$10,200,000		Bank of America Corp		3.875	08/01/25	10,953
	40,050,000		Bank of America Corp		2.456	10/22/25	40,280
	8,000,000		Bank of America Corp		4.250	10/22/26	8,718
	14,900,000		Bank of America Corp		3.559	04/23/27	15,737
EUR	300,000		Bank of America Corp		1.776	05/04/27	363
	$28,050,000		Bank of America Corp		3.248	10/21/27	29,209
	7,300,000		Bank of America Corp		3.419	12/20/28	7,655
	38,775,000		Bank of America Corp		2.884	10/22/30	39,055
	3,000,000		Bank of America Corp		6.100	N/A‡	3,341
	5,900,000		Barclays plc		4.338	05/16/24	6,217
	10,000,000		Barclays plc		3.932	05/07/25	10,504
	5,000,000	g	BNG Bank NV		2.625	04/28/21	5,057
	17,400,000	g	BNG Bank NV		3.000	09/20/23	18,171
	1,500,000	g	BNG Bank NV		1.500	10/16/24	1,473
	7,674,000	g	BPCE S.A.		4.625	07/11/24	8,252
	26,000,000	g	Canadian Imperial Bank of Commerce		3.150	06/27/21	26,495
	20,775,000		Capital One Bank USA NA		3.375	02/15/23	21,452
	20,320,000		Capital One NA		2.350	01/31/20	20,324
331

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
	$9,750,000		Capital One NA		2.650%	08/08/22	$9,892
	8,500,000		Citigroup, Inc		3.875	03/26/25	8,984
	6,610,000		Citigroup, Inc		5.500	09/13/25	7,551
EUR	250,000		Citigroup, Inc		1.500	07/24/26	296
	$36,375,000		Citigroup, Inc		3.200	10/21/26	37,703
	6,575,000		Citigroup, Inc		4.300	11/20/26	7,151
	42,310,000		Citigroup, Inc		4.450	09/29/27	46,561
	32,725,000		Citigroup, Inc		2.976	11/05/30	33,184
	5,000,000		Citigroup, Inc		5.000	N/A‡	5,237
	7,400,000		Citizens Bank NA		2.650	05/26/22	7,489
	6,875,000		Cooperatieve Rabobank UA		3.950	11/09/22	7,185
	4,500,000	g	Cooperatieve Rabobank UA		2.625	07/22/24	4,549
	15,225,000		Cooperatieve Rabobank UA		3.750	07/21/26	15,846
	11,050,000	g	Credit Agricole S.A.		3.250	10/04/24	11,444
	5,500,000	g	Credit Agricole S.A.		2.375	01/22/25	5,489
	2,450,000	g	DBS Group Holdings Ltd		4.520	12/11/28	2,606
	4,875,000		Discover Bank		3.200	08/09/21	4,959
	8,200,000		Discover Bank		2.450	09/12/24	8,174
	8,455,000		Discover Bank		3.450	07/27/26	8,773
	6,575,000		HSBC Holdings plc		3.262	03/13/23	6,722
GBP	500,000		HSBC Holdings plc		2.175	06/27/23	673
	$4,250,000		HSBC Holdings plc		3.033	11/22/23	4,347
	5,750,000		HSBC Holdings plc		3.803	03/11/25	6,032
	2,275,000		HSBC Holdings plc		2.633	11/07/25	2,282
	6,075,000		HSBC Holdings plc		3.900	05/25/26	6,474
	17,350,000		HSBC Holdings plc		4.292	09/12/26	18,745
	3,825,000		HSBC Holdings plc		4.375	11/23/26	4,140
	6,450,000		HSBC Holdings plc		4.041	03/13/28	6,894
	8,950,000		HSBC Holdings plc		3.973	05/22/30	9,638
	13,025,000		Huntington National Bank		2.500	08/07/22	13,163
	4,350,000	g	ING Groep NV		4.625	01/06/26	4,834
	2,125,000	g	Intercorp Financial Services, Inc		4.125	10/19/27	2,167
	10,850,000		JPMorgan Chase & Co		2.776	04/25/23	11,017
	4,850,000		JPMorgan Chase & Co		2.700	05/18/23	4,946
	35,850,000		JPMorgan Chase & Co		2.301	10/15/25	35,782
	14,900,000		JPMorgan Chase & Co		3.200	06/15/26	15,552
EUR	600,000		JPMorgan Chase & Co		1.638	05/18/28	723
	$12,000,000		JPMorgan Chase & Co		4.203	07/23/29	13,378
	23,700,000		JPMorgan Chase & Co		3.702	05/06/30	25,498
	34,675,000		JPMorgan Chase & Co		2.739	10/15/30	34,625
	4,000,000		JPMorgan Chase & Co		5.000	N/A‡	4,160
	46,225,000		JPMorgan Chase Bank NA		3.086	04/26/21	46,381
	200,000	g,i	KEB Hana Bank	LIBOR 3 M + 0.700%	2.645	10/02/22	201
	9,950,000		Manufacturers & Traders Trust Co		2.100	02/06/20	9,950
	12,500,000		Mitsubishi UFJ Financial Group, Inc		3.761	07/26/23	13,159
	5,700,000		Mitsubishi UFJ Financial Group, Inc		3.195	07/18/29	5,899
	5,700,000		MUFG Americas Holdings Corp		3.500	06/18/22	5,894
	17,000,000		PNC Bank NA		2.600	07/21/20	17,056
	5,625,000		PNC Bank NA		2.450	11/05/20	5,651
	4,000,000		PNC Bank NA		2.700	10/22/29	3,992
	6,000,000		PNC Financial Services Group, Inc		3.900	04/29/24	6,379
	40,000,000		Royal Bank of Canada		1.875	02/05/20	39,994
332

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
	$30,000,000	g	Royal Bank of Canada		3.350%	10/22/21	$30,769
	11,800,000		Royal Bank of Canada		2.550	07/16/24	11,971
	9,350,000		Santander Holdings USA, Inc		3.400	01/18/23	9,581
	13,100,000	g	Skandinaviska Enskilda Banken AB		2.625	11/17/20	13,155
	400,000	g	State Bank of India		4.375	01/24/24	421
	6,650,000		Sumitomo Mitsui Banking Corp		2.450	01/16/20	6,651
	3,675,000		Sumitomo Mitsui Financial Group, Inc		2.778	10/18/22	3,743
	11,050,000		Sumitomo Mitsui Financial Group, Inc		2.696	07/16/24	11,199
	13,700,000		Toronto-Dominion Bank		1.850	09/11/20	13,698
	2,350,000		Toronto-Dominion Bank		3.625	09/15/31	2,456
	6,850,000		Truist Bank		3.525	10/26/21	6,933
	5,700,000		Truist Bank		2.750	05/01/23	5,797
	3,900,000		Truist Bank		4.050	11/03/25	4,280
	5,000,000		Truist Financial Corp		4.000	05/01/25	5,416
	3,000,000	g	Turkiye Is Bankasi		6.125	04/25/24	2,992
	5,900,000	g	UBS Group AG.		3.126	08/13/30	6,002
	2,550,000	g	United Overseas Bank Ltd		3.750	04/15/29	2,646
	3,000,000		Wells Fargo & Co		5.875	N/A‡	3,338
	7,575,000		Wells Fargo Bank NA		3.325	07/23/21	7,634
	53,000,000		Wells Fargo Bank NA		2.082	09/09/22	53,079
	10,000,000		Westpac Banking Corp		2.750	01/11/23	10,185
	8,475,000		Westpac Banking Corp		4.322	11/23/31	8,965
	3,000,000	g	Yapi ve Kredi Bankasi AS.		6.100	03/16/23	3,037
			TOTAL BANKS				1,153,269

CAPITAL GOODS - 1.0%
GBP	1,000,000		BAE Systems plc		4.125	06/08/22	1,415
	$225,000	g	Beacon Roofing Supply, Inc		4.500	11/15/26	232
	3,600,000	g	BOC Aviation Ltd		3.000	09/11/29	3,513
	1,432,000		General Electric Co		5.875	01/14/38	1,732
	108,000		General Electric Co		6.875	01/10/39	144
	1,850,000	g	Gold Fields Orogen Holdings BVI Ltd		6.125	05/15/29	2,053
EUR	1,000,000		Illinois Tool Works, Inc		1.250	05/22/23	1,167
	$1,000,000		Ingersoll-Rand Global Holding Co Ltd		3.750	08/21/28	1,063
	8,125,000		Ingersoll-Rand Luxembourg Finance S.A.		3.800	03/21/29	8,714
	2,875,000		Lam Research Corp		3.750	03/15/26	3,079
	3,275,000		Lam Research Corp		4.000	03/15/29	3,606
	8,350,000		Lockheed Martin Corp		2.500	11/23/20	8,394
	6,375,000	g	Molex Electronic Technologies LLC		2.878	04/15/20	6,383
	9,825,000	g	Molex Electronic Technologies LLC		3.900	04/15/25	10,133
	1,725,000		Mosaic Co		4.875	11/15/41	1,804
	8,925,000		Northrop Grumman Corp		3.250	01/15/28	9,303
EUR	500,000		Parker-Hannifin Corp		1.125	03/01/25	580
	$19,200,000		Parker-Hannifin Corp		3.250	06/14/29	20,031
	5,475,000		Roper Technologies, Inc		3.800	12/15/26	5,879
	1,750,000		Roper Technologies, Inc		4.200	09/15/28	1,916
	250,000	g	Sigma Alimentos S.A. de C.V.		4.125	05/02/26	262
	350,000	g	Stena AB		7.000	02/01/24	362
	2,075,000		Textron, Inc		3.875	03/01/25	2,198
	650,000		Trimble, Inc		4.900	06/15/28	709
333

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$10,621,000		United Technologies Corp	3.650%	08/16/23	$11,188
	7,681,000		United Technologies Corp	2.800	05/04/24	7,890
EUR	500,000		United Technologies Corp	1.150	05/18/24	580
	$20,450,000		United Technologies Corp	4.125	11/16/28	23,018
	6,665,000		United Technologies Corp	4.500	06/01/42	7,968
			TOTAL CAPITAL GOODS			145,316

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
	1,875,000		AECOM	5.875	10/15/24	2,075
	325,000	g	ASGN, Inc	4.625	05/15/28	334
	2,350,000	g	Prime Security Services Borrower LLC	5.250	04/15/24	2,486
	2,000,000	g	Prime Security Services Borrower LLC	5.750	04/15/26	2,174
	11,102,000		Republic Services, Inc	3.550	06/01/22	11,465
	7,971,000		Republic Services, Inc	2.900	07/01/26	8,157
	1,000,000		United Rentals North America, Inc	4.625	10/15/25	1,028
	9,650,000		Waste Management, Inc	2.900	09/15/22	9,869
	3,600,000		Waste Management, Inc	2.950	06/15/24	3,717
	9,700,000		Waste Management, Inc	3.150	11/15/27	10,110
	7,250,000		Waste Management, Inc	3.450	06/15/29	7,754
	2,225,000		Waste Management, Inc	4.100	03/01/45	2,493
	3,475,000		Waste Management, Inc	4.150	07/15/49	3,964
			TOTAL COMMERCIAL & PROFESSIONAL SERVICES			65,626

CONSUMER DURABLES & APPAREL - 0.0%
	1,600,000		Leggett & Platt, Inc	4.400	03/15/29	1,748
			TOTAL CONSUMER DURABLES & APPAREL			1,748

CONSUMER SERVICES - 0.8%
	9,820,000		Amherst College	4.100	11/01/45	11,031
	29,085,000		Anheuser-Busch Cos LLC	3.650	02/01/26	30,983
	9,500,000		Anheuser-Busch Cos LLC	4.900	02/01/46	11,235
	600,000		Boyd Gaming Corp	6.000	08/15/26	644
	1,610,000	g	International Game Technology plc	6.250	02/15/22	1,699
	1,610,000	g	International Game Technology plc	6.500	02/15/25	1,807
EUR	750,000	g	International Game Technology plc	2.375	04/15/28	846
	$250,000	g	Live Nation Entertainment, Inc	4.750	10/15/27	259
	750,000		MGM Resorts International	4.625	09/01/26	795
	8,000,000		President and Fellows of Harvard College	3.529	10/01/31	8,687
	14,250,000		President and Fellows of Harvard College	3.619	10/01/37	15,319
	2,100,000		Sands China Ltd	5.400	08/08/28	2,367
	1,000,000	g	Scientific Games International, Inc	5.000	10/15/25	1,047
EUR	500,000	g	Scientific Games International, Inc	3.375	02/15/26	579
	$2,600,000	g	ServiceMaster Co LLC	5.125	11/15/24	2,698
	15,000,000		Smith College	4.620	07/01/45	18,092
			TOTAL CONSUMER SERVICES			108,088

DIVERSIFIED FINANCIALS - 3.0%
	3,500,000		AerCap Ireland Capital DAC	3.650	07/21/27	3,603
	5,525,000		American Express Co	2.500	08/01/22	5,588
	4,000,000		American Express Co	3.700	08/03/23	4,203
	2,775,000		American Express Credit Corp	3.300	05/03/27	2,945
	3,975,000		Ameriprise Financial, Inc	3.000	03/22/22	4,064
	6,000,000		Australia & New Zealand Banking Group Ltd	2.625	05/19/22	6,092
334

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
	$500,000		AXA Equitable Holdings, Inc		5.000%	04/20/48	$537
	300,000	g	Bangkok Bank PCL		3.733	09/25/34	303
	5,350,000		Bank of Montreal		3.803	12/15/32	5,580
	300,000	g	BBVA Bancomer S.A.		5.350	11/12/29	303
	1,500,000	g	BBVA Bancomer S.A.		5.125	01/18/33	1,513
	4,525,000		Berkshire Hathaway, Inc		3.125	03/15/26	4,765
	11,000,000	g	BNP Paribas S.A.		2.819	11/19/25	11,120
EUR	150,000		Capital One Financial Corp		0.800	06/12/24	171
	$9,800,000	g	Credit Suisse Group AG.		2.997	12/14/23	9,977
EUR	250,000	g	Credit Suisse Group AG.		1.250	07/17/25	291
	$3,900,000	g	Credit Suisse Group AG.		4.282	01/09/28	4,239
	7,700,000		Credit Suisse Group Funding Guernsey Ltd		3.800	06/09/23	8,056
	10,250,000		Credit Suisse Group Funding Guernsey Ltd		3.750	03/26/25	10,840
EUR	500,000		EDP Finance BV		1.125	02/12/24	580
	$4,975,000		Ford Motor Credit Co LLC		2.425	06/12/20	4,972
	4,000,000		Ford Motor Credit Co LLC		3.096	05/04/23	3,994
	12,925,000		Ford Motor Credit Co LLC		3.815	11/02/27	12,519
	4,825,000		GE Capital International Funding Co		3.373	11/15/25	5,022
	17,400,000		GE Capital International Funding Co		4.418	11/15/35	18,527
	5,475,000		General Motors Financial Co, Inc		5.650	01/17/29	6,183
EUR	850,000		Goldman Sachs Group, Inc		2.000	07/27/23	1,012
	$13,575,000		Goldman Sachs Group, Inc		3.500	01/23/25	14,232
	32,750,000		Goldman Sachs Group, Inc		3.691	06/05/28	34,765
	6,600,000		Goldman Sachs Group, Inc		3.814	04/23/29	7,070
	5,000,000		Goldman Sachs Group, Inc		4.223	05/01/29	5,506
	6,075,000		Goldman Sachs Group, Inc		4.017	10/31/38	6,586
	7,675,000		Goldman Sachs Group, Inc		4.800	07/08/44	9,280
	1,337,998		Golondrina Leasing LLC		1.822	05/03/25	1,333
	3,375,000	g	ICICI Bank Ltd		3.800	12/14/27	3,454
	5,000,000		International Lease Finance Corp		5.875	08/15/22	5,445
	1,305,000		Legg Mason, Inc		3.950	07/15/24	1,374
	7,625,000		Morgan Stanley		3.125	01/23/23	7,837
	2,750,000		Morgan Stanley		3.737	04/24/24	2,873
	9,990,000		Morgan Stanley		3.700	10/23/24	10,606
	23,835,000		Morgan Stanley		2.720	07/22/25	24,124
	37,625,000		Morgan Stanley		3.125	07/27/26	38,808
EUR	700,000		Morgan Stanley		1.342	10/23/26	822
	$17,580,000		Shire Acquisitions Investments Ireland DAC		3.200	09/23/26	18,099
	550,000		Springleaf Finance Corp		5.375	11/15/29	574
	2,600,000	g	Swiss Re Finance Luxembourg SA		5.000	04/02/49	2,886
	9,269,000		Synchrony Financial		4.250	08/15/24	9,885
	5,000,000	g	UBS AG.		2.450	12/01/20	5,017
	10,157,000	g	UBS Group AG.		2.859	08/15/23	10,315
	9,775,000		Unilever Capital Corp		2.900	05/05/27	10,198
	9,950,000		Wells Fargo & Co		2.625	07/22/22	10,094
	8,400,000		Wells Fargo & Co		3.750	01/24/24	8,872
	5,300,000		Wells Fargo & Co		3.550	09/29/25	5,608
	13,850,000		Wells Fargo & Co		3.000	04/22/26	14,227
	22,950,000		Wells Fargo & Co		2.879	10/30/30	23,075
			TOTAL DIVERSIFIED FINANCIALS				429,964
335

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
ENERGY - 3.4%
$1,825,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/02/47	$2,098
2,375,000		AmeriGas Partners LP	5.625	05/20/24	2,565
1,050,000		AmeriGas Partners LP	5.875	08/20/26	1,158
1,575,000	g	APT Pipelines Ltd	4.250	07/15/27	1,691
2,250,000		Archrock Partners LP	6.000	10/01/22	2,267
3,800,000		BP Capital Markets America, Inc	2.520	09/19/22	3,848
3,105,000		BP Capital Markets America, Inc	3.224	04/14/24	3,239
13,000,000		BP Capital Markets America, Inc	3.796	09/21/25	14,056
7,500,000		BP Capital Markets America, Inc	3.588	04/14/27	8,021
6,575,000		BP Capital Markets plc	3.279	09/19/27	6,911
699,000	†,g	California Resources Corp	8.000	12/15/22	301
478,000	†	California Resources Corp	6.000	11/15/24	143
10,150,000		Cenovus Energy, Inc	4.250	04/15/27	10,742
2,800,000		Cheniere Energy Partners LP	5.625	10/01/26	2,961
2,375,000		Crestwood Midstream Partners LP	5.750	04/01/25	2,428
10,000,000		Diamondback Energy, Inc	2.875	12/01/24	10,107
7,125,000		Diamondback Energy, Inc	3.250	12/01/26	7,204
150,000		Ecopetrol S.A.	5.375	06/26/26	168
2,000,000		Ecopetrol S.A.	5.875	05/28/45	2,357
5,140,000		Enable Midstream Partners LP	4.150	09/15/29	4,875
13,700,000		Enbridge, Inc	3.125	11/15/29	13,850
6,421,000		Energy Transfer Operating LP	3.600	02/01/23	6,573
5,930,000		Energy Transfer Operating LP	4.200	09/15/23	6,223
8,400,000		Energy Transfer Operating LP	4.750	01/15/26	9,088
7,850,000		Energy Transfer Operating LP	4.950	06/15/28	8,592
11,435,000		Energy Transfer Operating LP	5.250	04/15/29	12,833
8,700,000		Energy Transfer Operating LP	6.250	04/15/49	10,470
5,125,000		Enterprise Products Operating LLC	3.700	02/15/26	5,451
6,275,000		Enterprise Products Operating LLC	3.125	07/31/29	6,439
1,250,000		Enterprise Products Operating LLC	4.900	05/15/46	1,462
4,025,000		Enterprise Products Operating LLC	4.250	02/15/48	4,311
6,200,000		Enterprise Products Operating LLC	4.800	02/01/49	7,261
4,200,000		Enterprise Products Operating LLC	4.200	01/31/50	4,493
300,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	03/23/27	334
1,000,000	g	Hess Midstream Operations LP	5.625	02/15/26	1,041
2,000,000	g	KazMunayGas National Co JSC	5.375	04/24/30	2,309
4,850,000		Kinder Morgan Energy Partners LP	5.400	09/01/44	5,602
2,065,000		Kinder Morgan, Inc	5.300	12/01/34	2,428
9,825,000		Marathon Oil Corp	4.400	07/15/27	10,674
9,075,000		Marathon Petroleum Corp	3.800	04/01/28	9,541
11,000,000		MPLX LP	4.000	03/15/28	11,379
12,525,000		MPLX LP	4.500	04/15/38	12,716
6,150,000		MPLX LP	4.700	04/15/48	6,249
1,600,000		Murphy Oil Corp	5.875	12/01/27	1,680
900,000		Noble Energy, Inc	3.900	11/15/24	951
1,675,000		Noble Energy, Inc	3.850	01/15/28	1,768
7,575,000		Noble Energy, Inc	5.050	11/15/44	8,434
6,000,000		Occidental Petroleum Corp	3.500	06/15/25	6,194
4,200,000		Occidental Petroleum Corp	5.550	03/15/26	4,766
13,350,000		Occidental Petroleum Corp	3.500	08/15/29	13,609
7,100,000		Occidental Petroleum Corp	4.300	08/15/39	7,222
5,925,000		Occidental Petroleum Corp	4.500	07/15/44	5,968
1,800,000		Occidental Petroleum Corp	4.100	02/15/47	1,745
4,000,000		ONEOK, Inc	4.000	07/13/27	4,255
336

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$12,150,000		ONEOK, Inc	4.350%	03/15/29	$13,143
	19,180,000		ONEOK, Inc	3.400	09/01/29	19,462
	3,000,000	g	Pertamina Persero PT	4.300	05/20/23	3,158
	1,425,000	g	Pertamina Persero PT	3.650	07/30/29	1,488
	3,050,000	g	Peru LNG Srl	5.375	03/22/30	3,004
	2,335,000		Petrobras Global Finance BV	5.999	01/27/28	2,662
	1,100,000	g	Petrobras Global Finance BV	5.093	01/15/30	1,179
	750,000		Petrobras Global Finance BV	7.250	03/17/44	910
EUR	375,000		Petroleos Mexicanos	1.875	04/21/22	429
	$6,000,000		Petroleos Mexicanos	1.950	12/20/22	5,989
	3,210,000		Petroleos Mexicanos	2.000	12/20/22	3,209
	3,900,000		Petroleos Mexicanos	4.500	01/23/26	3,884
	3,775,000		Petroleos Mexicanos	6.500	03/13/27	4,008
	3,050,000		Petroleos Mexicanos	5.350	02/12/28	3,035
	2,988,000	g	Petroleos Mexicanos	6.840	01/23/30	3,186
	6,575,000		Phillips 66 Partners LP	3.550	10/01/26	6,881
	3,250,000		Phillips 66 Partners LP	3.150	12/15/29	3,234
	3,275,000		Phillips 66 Partners LP	4.680	02/15/45	3,545
	614,000		Pioneer Natural Resources Co	7.500	01/15/20	615
	2,335,000		Range Resources Corp	5.000	08/15/22	2,288
	1,200,000		Regency Energy Partners LP	4.500	11/01/23	1,271
	2,650,000	g	Rio Oil Finance Trust	8.200	04/06/28	3,061
	9,875,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	10,456
	5,550,000		Shell International Finance BV	2.250	01/06/23	5,593
	4,875,000		Shell International Finance BV	2.875	05/10/26	5,047
	6,900,000		Shell International Finance BV	3.125	11/07/49	6,791
	5,950,000		Spectra Energy Partners LP	3.500	03/15/25	6,222
	6,500,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	6,717
	1,925,000		Sunoco Logistics Partners Operations LP	5.400	10/01/47	2,087
	525,000		Sunoco LP	4.875	01/15/23	537
	600,000		Targa Resources Partners LP	5.125	02/01/25	623
	1,000,000		Targa Resources Partners LP	5.875	04/15/26	1,062
	425,000	g	Targa Resources Partners LP	6.500	07/15/27	465
EUR	600,000		Total Capital International S.A.	2.500	03/25/26	773
	$21,650,000		TransCanada PipeLines Ltd	4.250	05/15/28	24,019
	2,500,000		Vale Overseas Ltd	6.250	08/10/26	2,935
	6,150,000		Valero Energy Partners LP	4.500	03/15/28	6,768
	5,075,000		Williams Partners LP	3.750	06/15/27	5,288
	201,000		WPX Energy, Inc	8.250	08/01/23	231
	2,000,000	g	YPF S.A.	8.500	07/28/25	1,880
			TOTAL ENERGY			480,186

FOOD & STAPLES RETAILING - 1.1%
	18,225,000		CVS Health Corp	2.625	08/15/24	18,366
	15,950,000		CVS Health Corp	2.875	06/01/26	16,184
	16,055,000		CVS Health Corp	4.300	03/25/28	17,520
	10,825,000		CVS Health Corp	3.250	08/15/29	10,986
	20,300,000		CVS Health Corp	4.780	03/25/38	23,009
	8,350,000		CVS Health Corp	5.050	03/25/48	9,865
	2,258,000		Ingles Markets, Inc	5.750	06/15/23	2,300
	5,575,000		Kroger Co	3.700	08/01/27	5,964
	1,325,000		Kroger Co	4.450	02/01/47	1,406
EUR	1,000,000		SYSCO Corp	1.250	06/23/23	1,158
337

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
	$22,300,000		Walmart, Inc		3.700%	06/26/28	$24,571
	9,350,000		Walmart, Inc		3.250	07/08/29	10,021
	13,650,000		Walmart, Inc		2.375	09/24/29	13,646
	6,150,000		Walmart, Inc		3.950	06/28/38	7,112
			TOTAL FOOD & STAPLES RETAILING				162,108

FOOD, BEVERAGE & TOBACCO - 0.9%
	6,425,000		Altria Group, Inc		4.800	02/14/29	7,152
	5,800,000		Altria Group, Inc		5.950	02/14/49	7,013
	17,999,000		Anheuser-Busch InBev Finance, Inc		3.300	02/01/23	18,634
	6,600,000		Anheuser-Busch InBev Worldwide, Inc		4.150	01/23/25	7,180
	14,800,000		Anheuser-Busch InBev Worldwide, Inc		4.750	01/23/29	17,133
	5,045,000		Anheuser-Busch InBev Worldwide, Inc		4.439	10/06/48	5,653
	1,700,000		Constellation Brands, Inc		4.400	11/15/25	1,856
	4,500,000		Constellation Brands, Inc		3.600	02/15/28	4,756
	3,225,000		Constellation Brands, Inc		3.150	08/01/29	3,257
	3,000,000	g	Corp Lindley S.A.		4.625	04/12/23	3,105
	5,500,000		Diageo Capital plc		2.125	10/24/24	5,497
	8,050,000		Diageo Capital plc		2.375	10/24/29	7,930
	3,700,000	g	Grupo Bimbo SAB de C.V.		4.700	11/10/47	3,863
	2,400,000	g	Grupo Bimbo SAB de C.V.		5.950	N/A‡	2,544
	3,900,000		Kellogg Co		3.400	11/15/27	4,071
	7,700,000	g	Kraft Heinz Foods Co		3.750	04/01/30	7,923
	6,500,000		Kraft Heinz Foods Co		4.375	06/01/46	6,389
	3,125,000		PepsiCo, Inc		3.450	10/06/46	3,307
	1,600,000		Philip Morris International, Inc		6.375	05/16/38	2,207
	2,700,000		Tyson Foods, Inc		3.900	09/28/23	2,862
	4,600,000		Tyson Foods, Inc		3.550	06/02/27	4,890
	5,800,000		Tyson Foods, Inc		5.100	09/28/48	7,281
			TOTAL FOOD, BEVERAGE & TOBACCO				134,503

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
	11,100,000		Anthem, Inc		3.650	12/01/27	11,741
EUR	430,000		Becton Dickinson & Co		1.401	05/24/23	499
	670,000		Becton Dickinson & Co		1.900	12/15/26	803
	$11,589,000		Becton Dickinson & Co		3.700	06/06/27	12,337
	4,850,000		Boston Scientific Corp		4.000	03/01/29	5,360
	19,230,000		Children’s Hospital Medic		4.268	05/15/44	21,891
	3,800,000		Covidien International Finance S.A.		3.200	06/15/22	3,902
	4,105,000		Dartmouth-Hitchcock Health		4.178	08/01/48	4,565
EUR	500,000		DH Europe Finance Sarl		1.200	06/30/27	591
	$4,225,000		HCA, Inc		5.625	09/01/28	4,815
	5,000,000		HCA, Inc		5.500	06/15/47	5,731
	525,000		Medtronic, Inc		4.625	03/15/45	659
	12,500,000		Mercy Health		3.382	11/01/25	12,868
	5,000,000		New York and Presbyterian Hospital		3.563	08/01/36	5,107
EUR	500,000		Stryker Corp		2.125	11/30/27	627
	450,000		Stryker Corp		2.625	11/30/30	592
	$5,350,000		Thermo Fisher Scientific, Inc		2.950	09/19/26	5,496
EUR	300,000		Thermo Fisher Scientific, Inc		1.950	07/24/29	377
	325,000		Thermo Fisher Scientific, Inc		2.875	07/24/37	439
	$5,775,000		UnitedHealth Group, Inc		2.950	10/15/27	6,000
	4,625,000		UnitedHealth Group, Inc		3.750	10/15/47	4,962
	2,150,000		Zimmer Biomet Holdings, Inc		3.700	03/19/23	2,240
338

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
	$3,745,000		Zimmer Biomet Holdings, Inc		3.550%	04/01/25	$3,946
			TOTAL HEALTH CARE EQUIPMENT & SERVICES				115,548

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
EUR	600,000		The Procter & Gamble Company		0.625	10/30/24	693
	400,000		The Procter & Gamble Company		1.875	10/30/38	532
			TOTAL HOUSEHOLD & PERSONAL PRODUCTS				1,225

INSURANCE - 1.0%
	$1,925,000		Aetna, Inc		6.625	06/15/36	2,595
	5,500,000		Allstate Corp		3.850	08/10/49	6,071
	2,700,000		American Financial Group, Inc		3.500	08/15/26	2,779
EUR	325,000		American International Group, Inc		1.500	06/08/23	378
	$9,025,000		American International Group, Inc		3.900	04/01/26	9,664
	2,875,000		American International Group, Inc		4.200	04/01/28	3,161
	6,650,000		Aon Corp		3.750	05/02/29	7,118
	12,975,000		Aon plc		3.500	06/14/24	13,598
	3,250,000		AXIS Specialty Finance LLC		4.900	01/15/40	3,289
	2,400,000		Berkshire Hathaway Finance Corp		4.250	01/15/49	2,838
	3,650,000	g	Centene Corp		4.250	12/15/27	3,755
	6,250,000		Chubb INA Holdings, Inc		2.875	11/03/22	6,410
EUR	450,000		Chubb INA Holdings, Inc		0.875	06/15/27	514
	500,000		Chubb INA Holdings, Inc		1.550	03/15/28	597
	450,000		Chubb INA Holdings, Inc		1.400	06/15/31	526
	$3,525,000		CNA Financial Corp		3.950	05/15/24	3,764
	3,050,000		CNA Financial Corp		3.450	08/15/27	3,175
	900,000		CNA Financial Corp		3.900	05/01/29	968
	5,665,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.980%	3.468	07/13/20	5,620
EUR	250,000	g	Fairfax Financial Holdings Ltd		2.750	03/29/28	302
	$5,575,000	g	Five Corners Funding Trust		4.419	11/15/23	6,048
	5,500,000		Hartford Financial Services Group, Inc		2.800	08/19/29	5,556
	1,350,000		Hartford Financial Services Group, Inc		4.300	04/15/43	1,495
	3,375,000		Hartford Financial Services Group, Inc		3.600	08/19/49	3,463
	6,250,000		Humana, Inc		3.950	03/15/27	6,719
	728,000	g	Liberty Mutual Group, Inc		4.250	06/15/23	773
EUR	750,000		Liberty Mutual Group, Inc		2.750	05/04/26	936
	$2,572,000	g	Liberty Mutual Group, Inc		4.569	02/01/29	2,870
	1,350,000	g	Liberty Mutual Group, Inc		4.500	06/15/49	1,503
	2,425,000		Lincoln National Corp		3.800	03/01/28	2,582
	3,250,000		Markel Corp		3.500	11/01/27	3,363
	1,600,000		Marsh & McLennan Cos, Inc		3.500	06/03/24	1,680
	1,365,000		Marsh & McLennan Cos, Inc		3.500	03/10/25	1,440
	4,325,000		MetLife, Inc		3.600	11/13/25	4,643
	600,000		Principal Financial Group, Inc		3.700	05/15/29	653
	2,500,000		Prudential Financial, Inc		3.905	12/07/47	2,683
	3,000,000	g	Prudential Funding LLC		6.750	09/15/23	3,434
	4,150,000		Reinsurance Group of America, Inc		3.900	05/15/29	4,422
	1,250,000		Verisk Analytics, Inc		4.125	03/15/29	1,371
	7,750,000	g,i	Vitality Re IX Ltd		3.144	01/10/22	7,743
	3,500,000	g,i	Vitality Re X Ltd		3.294	01/10/23	3,503
	2,400,000		WR Berkley Corp		5.375	09/15/20	2,454
			TOTAL INSURANCE				146,456
339

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
MATERIALS - 0.7%
	$5,520,000		ArcelorMittal	6.250%	02/25/22	$5,950
EUR	850,000	g	Axalta Coating Systems Dutch Holding B BV	3.750	01/15/25	982
	250,000		Ball Corp	4.375	12/15/23	321
	425,000		Ball Corp	0.875	03/15/24	480
	$852,000	g	Bemis Co, Inc	3.100	09/15/26	834
	200,000		Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	201
	3,000,000	g	Celulosa Arauco y Constitucion S.A.	4.250	04/30/29	3,045
	1,650,000	g	Celulosa Arauco y Constitucion S.A.	4.200	01/29/30	1,655
	3,500,000	g	Celulosa Arauco y Constitucion S.A.	5.150	01/29/50	3,474
	2,500,000	g	Cemex SAB de C.V.	5.450	11/19/29	2,612
	3,900,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	4,050
	2,000,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.700	01/30/50	1,898
	4,000,000		DowDuPont, Inc	4.725	11/15/28	4,536
	7,225,000		DowDuPont, Inc	5.319	11/15/38	8,604
	1,950,000	g	Industrias Penoles SAB de C.V.	4.150	09/12/29	2,013
EUR	350,000	g	INEOS Finance plc	2.875	05/01/26	405
	$11,275,000		International Paper Co	4.350	08/15/48	11,968
	3,000,000	g	Inversiones CMPC S.A.	4.375	04/04/27	3,150
	5,800,000	g	Midwest Connector Capital Co LLC	3.900	04/01/24	6,090
	5,800,000	g	Midwest Connector Capital Co LLC	4.625	04/01/29	6,314
	3,000,000	g	Nexa Resources S.A.	5.375	05/04/27	3,210
	2,000,000	g	Nova Chemicals Corp	4.875	06/01/24	2,065
	4,767,000		Nutrien Ltd	3.375	03/15/25	4,935
EUR	125,000	g	OCI NV	5.000	04/15/23	146
	$500,000	g	OCI NV	6.625	04/15/23	521
EUR	375,000	g	OCI NV	3.125	11/01/24	437
	$525,000	g	OCI NV	5.250	11/01/24	544
	3,000,000	g	OCP S.A.	4.500	10/22/25	3,202
EUR	250,000	g	OI European Group BV	3.125	11/15/24	299
	$2,550,000	g	SABIC Capital II BV	4.000	10/10/23	2,682
	1,300,000		SASOL Financing USA LLC	6.500	09/27/28	1,444
EUR	750,000		Silgan Holdings, Inc	3.250	03/15/25	860
	$1,925,000		Suzano Austria GmbH	6.000	01/15/29	2,170
	1,700,000		Westlake Chemical Corp	3.600	08/15/26	1,761
			TOTAL MATERIALS			92,858

MEDIA & ENTERTAINMENT - 1.7%
GBP	425,000		AMC Entertainment Holdings, Inc	6.375	11/15/24	553
	$1,775,000	g	Cable Onda S.A.	4.500	01/30/30	1,869
	5,225,000		Charter Communications Operating LLC	3.579	07/23/20	5,258
	11,675,000		Charter Communications Operating LLC	4.908	07/23/25	12,851
	8,000,000		Charter Communications Operating LLC	3.750	02/15/28	8,289
	8,400,000		Charter Communications Operating LLC	5.375	05/01/47	9,398
	6,150,000		Charter Communications Operating LLC	5.125	07/01/49	6,674
	5,500,000		Charter Communications Operating LLC	4.800	03/01/50	5,780
	1,500,000		Cinemark USA, Inc	4.875	06/01/23	1,524
	7,200,000		Comcast Corp	3.700	04/15/24	7,671
	11,800,000		Comcast Corp	3.950	10/15/25	12,869
	10,650,000		Comcast Corp	2.350	01/15/27	10,629
	5,750,000		Comcast Corp	3.150	02/15/28	6,021
	26,850,000		Comcast Corp	4.150	10/15/28	30,203
340

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$11,875,000		Comcast Corp	2.650%	02/01/30	$11,908
	18,200,000		Comcast Corp	3.200	07/15/36	18,569
	3,000,000		Comcast Corp	3.900	03/01/38	3,316
	7,850,000		Comcast Corp	3.450	02/01/50	8,020
	1,500,000	g	CSC Holdings LLC	7.500	04/01/28	1,695
	1,675,000	g	Diamond Sports Group LLC	5.375	08/15/26	1,694
	4,000,000		Discovery Communications LLC	2.950	03/20/23	4,074
GBP	300,000		Discovery Communications LLC	2.500	09/20/24	407
	$6,850,000		Discovery Communications LLC	4.125	05/15/29	7,394
	1,895,000		Grupo Televisa SAB	6.625	01/15/40	2,358
	2,000,000		Lamar Media Corp	5.375	01/15/24	2,040
	1,350,000	g	Lima Metro Line 2 Finance Ltd	4.350	04/05/36	1,429
	5,500,000		LYB International Finance III LLC	4.200	10/15/49	5,722
	10,350,000		NBC Universal Media LLC	2.875	01/15/23	10,633
	250,000	g	Tencent Holdings Ltd	3.975	04/11/29	270
	5,675,000		Time Warner Cable LLC	5.875	11/15/40	6,498
	4,075,000		Time Warner Cable LLC	4.500	09/15/42	4,155
	1,750,000		ViacomCBS, Inc	2.900	06/01/23	1,785
	4,200,000		ViacomCBS, Inc	2.900	01/15/27	4,206
	2,500,000		ViacomCBS, Inc	3.375	02/15/28	2,583
	2,250,000		ViacomCBS, Inc	4.375	03/15/43	2,380
	1,150,000		ViacomCBS, Inc	5.850	09/01/43	1,437
	2,105,000		Walt Disney Co	7.625	11/30/28	2,912
	8,225,000		Walt Disney Co	2.000	09/01/29	7,973
	1,578,000		Walt Disney Co	6.550	03/15/33	2,224
	250,000		Weibo Corp	3.500	07/05/24	254
			TOTAL MEDIA & ENTERTAINMENT			235,525

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
EUR	400,000		Abbott Ireland Financing DAC	0.875	09/27/23	463
	400,000		Abbott Ireland Financing DAC	1.500	09/27/26	485
	$4,750,000		Abbott Laboratories	3.875	09/15/25	5,169
	11,022,000		Abbott Laboratories	3.750	11/30/26	12,035
	2,250,000		Abbott Laboratories	5.300	05/27/40	2,951
	3,500,000		AbbVie, Inc	2.850	05/14/23	3,568
	1,700,000		AbbVie, Inc	3.600	05/14/25	1,793
	24,300,000	g	AbbVie, Inc	2.950	11/21/26	24,663
	9,075,000	g	AbbVie, Inc	3.200	11/21/29	9,226
	12,850,000	g	AbbVie, Inc	4.050	11/21/39	13,580
	6,700,000		AbbVie, Inc	4.400	11/06/42	7,230
	2,680,000		AbbVie, Inc	4.450	05/14/46	2,862
	4,525,000	g	AbbVie, Inc	4.250	11/21/49	4,762
EUR	550,000		Allergan Funding SCS	1.250	06/01/24	642
	$8,700,000		Allergan Funding SCS	3.800	03/15/25	9,134
EUR	350,000		Allergan Funding SCS	2.625	11/15/28	451
	$5,650,000		AstraZeneca plc	3.125	06/12/27	5,887
	325,000	g	Bausch Health Cos, Inc	5.000	01/30/28	334
	2,900,000	g	Bristol-Myers Squibb Co	2.900	07/26/24	2,992
EUR	325,000		Bristol-Myers Squibb Co	1.000	05/15/25	382
	$2,900,000	g	Bristol-Myers Squibb Co	3.875	08/15/25	3,135
	13,600,000	g	Bristol-Myers Squibb Co	3.450	11/15/27	14,537
	18,425,000	g	Bristol-Myers Squibb Co	3.400	07/26/29	19,690
	16,500,000	g	Bristol-Myers Squibb Co	4.250	10/26/49	19,525
	8,675,000		Gilead Sciences, Inc	2.950	03/01/27	9,003
341

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$1,775,000		Gilead Sciences, Inc	4.000%	09/01/36	$1,961
	5,075,000		Gilead Sciences, Inc	4.150	03/01/47	5,636
	8,150,000		Johnson & Johnson	2.900	01/15/28	8,510
	3,750,000		Johnson & Johnson	3.400	01/15/38	4,012
	5,750,000		Mylan, Inc	4.550	04/15/28	6,183
	9,600,000		Novartis Capital Corp	3.000	11/20/25	10,081
EUR	400,000	g	Takeda Pharmaceutical Co Ltd	0.375	11/21/20	450
	1,200,000	g	Takeda Pharmaceutical Co Ltd	1.125	11/21/22	1,386
	400,000	g	Takeda Pharmaceutical Co Ltd	3.000	11/21/30	532
	$11,000,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	9,157
			TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			222,407

REAL ESTATE - 1.7%
	1,675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	1,802
	2,300,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	2,468
	5,950,000		American Tower Corp	3.000	06/15/23	6,090
	5,775,000		American Tower Corp	2.950	01/15/25	5,900
EUR	600,000		American Tower Corp	1.950	05/22/26	723
	$2,418,000		American Tower Corp	3.375	10/15/26	2,511
	10,000,000		American Tower Corp	2.750	01/15/27	9,978
	1,600,000		American Tower Corp	3.600	01/15/28	1,679
	8,850,000		American Tower Corp	3.800	08/15/29	9,448
	5,575,000		Brandywine Operating Partnership LP	4.100	10/01/24	5,904
	5,825,000		Brixmor Operating Partnership LP	3.850	02/01/25	6,113
	1,950,000		Camden Property Trust	3.150	07/01/29	2,028
	3,911,000		Crown Castle International Corp	4.875	04/15/22	4,142
	2,275,000		Crown Castle International Corp	3.700	06/15/26	2,403
	1,700,000		Crown Castle International Corp	3.650	09/01/27	1,797
	3,075,000		Digital Realty Trust LP	3.700	08/15/27	3,255
	1,600,000		Duke Realty LP	3.250	06/30/26	1,656
	2,525,000		Duke Realty LP	4.000	09/15/28	2,750
	2,754,000		Essex Portfolio LP	3.375	01/15/23	2,832
	9,100,000		Essex Portfolio LP	3.000	01/15/30	9,196
	1,625,000		Healthcare Realty Trust, Inc	3.750	04/15/23	1,677
	6,600,000		Healthcare Realty Trust, Inc	3.875	05/01/25	6,940
	3,000,000		Healthcare Realty Trust, Inc	3.625	01/15/28	3,107
	3,550,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	3,669
	6,250,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	6,518
	11,400,000		Healthcare Trust of America Holdings LP	3.100	02/15/30	11,305
	3,500,000		Healthpeak Properties, Inc	4.250	11/15/23	3,733
	9,200,000		Healthpeak Properties, Inc	3.500	07/15/29	9,583
	7,950,000		Highwoods Realty LP	3.875	03/01/27	8,328
	2,900,000		Highwoods Realty LP	4.125	03/15/28	3,102
	2,875,000		Highwoods Realty LP	4.200	04/15/29	3,089
	1,833,000		Hudson Pacific Properties LP	3.950	11/01/27	1,918
	800,000		iStar, Inc	4.750	10/01/24	829
	2,700,000		Liberty Property LP	4.375	02/01/29	3,070
	5,224,000		Mid-America Apartments LP	4.300	10/15/23	5,587
	5,525,000		Mid-America Apartments LP	3.750	06/15/24	5,823
	4,300,000		Mid-America Apartments LP	4.000	11/15/25	4,650
	3,575,000		Mid-America Apartments LP	3.600	06/01/27	3,790
	2,175,000		Mid-America Apartments LP	3.950	03/15/29	2,373
	8,925,000		Mid-America Apartments LP	2.750	03/15/30	8,892
342

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$3,600,000		National Retail Properties, Inc	3.800%	10/15/22	$3,746
	5,425,000		National Retail Properties, Inc	3.300	04/15/23	5,581
	2,575,000		National Retail Properties, Inc	4.000	11/15/25	2,760
	3,000,000		National Retail Properties, Inc	3.600	12/15/26	3,148
EUR	350,000		ProLogis LP	3.000	06/02/26	455
	$2,750,000		Regency Centers Corp	3.750	11/15/22	2,863
	7,225,000		Regency Centers LP	3.900	11/01/25	7,691
	4,750,000		Regency Centers LP	3.600	02/01/27	4,979
	5,500,000		Regency Centers LP	2.950	09/15/29	5,489
EUR	330,000		Simon International Finance S.C.A	1.250	05/13/25	388
	$2,968,000		SITE Centers Corp	3.625	02/01/25	3,059
	350,000		SITE Centers Corp	4.700	06/01/27	378
	1,170,000		Weingarten Realty Investors	3.375	10/15/22	1,198
	4,800,000		Weingarten Realty Investors	3.500	04/15/23	4,914
	3,025,000		Weingarten Realty Investors	4.450	01/15/24	3,203
	3,950,000		Weingarten Realty Investors	3.850	06/01/25	4,118
	1,300,000		Weingarten Realty Investors	3.250	08/15/26	1,305
			TOTAL REAL ESTATE			235,933

RETAILING - 0.3%
	2,950,000		AutoNation, Inc	3.800	11/15/27	2,995
	8,850,000		Home Depot, Inc	2.000	04/01/21	8,867
	875,000	g	Lithia Motors, Inc	4.625	12/15/27	899
	5,100,000		O’Reilly Automotive, Inc	3.550	03/15/26	5,391
	6,875,000		O’Reilly Automotive, Inc	3.600	09/01/27	7,330
	1,500,000	g	PetSmart, Inc	5.875	06/01/25	1,528
	9,000,000		Target Corp	3.375	04/15/29	9,771
	5,625,000		Target Corp	3.625	04/15/46	6,134
			TOTAL RETAILING			42,915

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
	4,500,000	g	Broadcom, Inc	4.750	04/15/29	4,920
	15,640,000		Intel Corp	2.875	05/11/24	16,233
	4,800,000		Intel Corp	2.600	05/19/26	4,916
	2,500,000		Intel Corp	3.734	12/08/47	2,755
	5,250,000	g	NXP BV	4.875	03/01/24	5,722
	5,800,000	g	NXP BV	3.875	06/18/26	6,146
	3,475,000		Texas Instruments, Inc	2.625	05/15/24	3,565
	2,500,000		Texas Instruments, Inc	2.250	09/04/29	2,465
	3,100,000		Texas Instruments, Inc	4.150	05/15/48	3,675
			TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			50,397

SOFTWARE & SERVICES - 1.2%
	4,175,000		Activision Blizzard, Inc	2.300	09/15/21	4,196
	4,350,000		Activision Blizzard, Inc	3.400	09/15/26	4,564
	2,800,000		Baidu, Inc	2.875	07/06/22	2,818
	1,725,000		Baidu, Inc	4.375	05/14/24	1,836
	100,000	g	Camelot Finance S.A.	4.500	11/01/26	103
	5,350,000		CyrusOne LP	2.900	11/15/24	5,371
GBP	150,000		Fidelity National Information Services, Inc	1.700	06/30/22	201
EUR	375,000		Fidelity National Information Services, Inc	1.100	07/15/24	435
	$3,750,000		Fidelity National Information Services, Inc	3.750	05/21/29	4,100
	14,800,000		Fiserv, Inc	2.750	07/01/24	15,050
343

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$14,250,000		Fiserv, Inc	3.500%	07/01/29	$14,957
	4,725,000		Global Payments, Inc	2.650	02/15/25	4,742
	10,275,000		Global Payments, Inc	3.200	08/15/29	10,479
	1,950,000		IHS Markit Ltd	4.125	08/01/23	2,072
	3,175,000		IHS Markit Ltd	4.250	05/01/29	3,421
	25,850,000		International Business Machines Corp	3.500	05/15/29	27,772
	26,300,000		Microsoft Corp	2.400	08/08/26	26,619
	3,750,000		Microsoft Corp	4.100	02/06/37	4,424
	5,850,000		Microsoft Corp	3.700	08/08/46	6,596
	12,600,000		Oracle Corp	2.500	05/15/22	12,760
	8,600,000		Oracle Corp	2.650	07/15/26	8,789
	2,425,000		salesforce.com, Inc	3.700	04/11/28	2,657
			TOTAL SOFTWARE & SERVICES			163,962

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
	7,025,000		Amphenol Corp	2.800	02/15/30	6,949
EUR	675,000		Amphenol Technologies Holding GmbH	2.000	10/08/28	834
	$8,075,000		Apple, Inc	2.450	08/04/26	8,182
	27,500,000		Apple, Inc	2.050	09/11/26	27,274
EUR	750,000		Apple, Inc	1.375	05/24/29	918
	$4,525,000		Apple, Inc	4.650	02/23/46	5,660
	14,075,000		Broadcom Corp	3.875	01/15/27	14,605
	19,750,000		Cisco Systems, Inc	1.850	09/20/21	19,758
	2,600,000	g	CommScope, Inc	5.500	06/15/24	2,632
	2,075,000		Corning, Inc	4.375	11/15/57	2,131
	13,175,000	g	Dell International LLC	4.420	06/15/21	13,556
	7,050,000	g	Dell International LLC	5.300	10/01/29	7,939
	3,645,000	g	Empresas Publicas de Medellin ESP	4.250	07/18/29	3,788
	3,150,000	g	L3Harris Technologies, Inc	3.850	06/15/23	3,316
	2,925,000		L3Harris Technologies, Inc	2.900	12/15/29	2,967
	6,669,000		Tyco Electronics Group S.A.	3.500	02/03/22	6,857
EUR	400,000		Tyco Electronics Group S.A.	1.100	03/01/23	461
	$2,175,000		Tyco Electronics Group S.A.	3.700	02/15/26	2,298
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			130,125

TELECOMMUNICATION SERVICES - 1.6%
	4,936,000		AT&T, Inc	3.000	06/30/22	5,043
EUR	300,000		AT&T, Inc	1.300	09/05/23	348
	$18,025,000		AT&T, Inc	3.400	05/15/25	18,880
	3,900,000		AT&T, Inc	3.600	07/15/25	4,125
	4,045,000		AT&T, Inc	2.950	07/15/26	4,119
	7,500,000		AT&T, Inc	3.800	02/15/27	7,987
	31,525,000		AT&T, Inc	4.350	03/01/29	35,025
EUR	500,000		AT&T, Inc	2.350	09/05/29	626
	$21,900,000		AT&T, Inc	4.300	02/15/30	24,330
	9,000,000		AT&T, Inc	4.500	05/15/35	10,008
	14,525,000		AT&T, Inc	4.500	03/09/48	16,025
	2,000,000	g	Bharti Airtel International Netherlands BV	5.350	05/20/24	2,122
	2,000,000	g	Bharti Airtel Ltd	4.375	06/10/25	2,035
	3,000,000	g	C&W Senior Financing Designated Activity Co	6.875	09/15/27	3,208
	4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,871
	4,000,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	4,420
	698,000	o	Oi S.A.	10.000	07/27/25	625
344

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$3,950,000		Orange S.A.	5.375%	01/13/42	$5,075
	3,800,000		Rogers Communications, Inc	3.700	11/15/49	3,823
	2,125,000		Telefonica Emisiones SAU	4.103	03/08/27	2,298
	2,400,000	g	Turk Telekomunikasyon AS.	6.875	02/28/25	2,562
	2,400,000	g	VEON Holdings BV	4.000	04/09/25	2,501
	577,000		Verizon Communications, Inc	3.376	02/15/25	611
EUR	400,000		Verizon Communications, Inc	1.375	10/27/26	476
	$2,542,000		Verizon Communications, Inc	4.329	09/21/28	2,881
	6,425,000		Verizon Communications, Inc	3.875	02/08/29	7,085
EUR	400,000		Verizon Communications, Inc	1.875	10/26/29	496
	$3,812,000		Verizon Communications, Inc	4.016	12/03/29	4,258
	30,220,000		Verizon Communications, Inc	4.272	01/15/36	34,122
EUR	300,000		Verizon Communications, Inc	2.875	01/15/38	407
	500,000	g	Virgin Media Finance plc	4.500	01/15/25	575
	$8,700,000		Vodafone Group plc	4.375	05/30/28	9,634
	7,000,000		Vodafone Group plc	4.250	09/17/50	7,283
			TOTAL TELECOMMUNICATION SERVICES			228,884

TRANSPORTATION - 1.0%
	4,850,000	g	Adani Ports & Special Economic Zone Ltd	4.000	07/30/27	4,904
	9,850,000		Boeing Co	2.950	02/01/30	10,067
	3,700,000		Boeing Co	3.750	02/01/50	3,921
	2,040,000		CSX Corp	2.600	11/01/26	2,073
	7,125,000		CSX Corp	3.250	06/01/27	7,482
	3,500,000		CSX Corp	3.800	03/01/28	3,815
	23,495,000		CSX Corp	4.250	03/15/29	26,432
	10,650,000		CSX Corp	2.400	02/15/30	10,406
	5,175,000		CSX Corp	3.800	11/01/46	5,409
	1,500,000		CSX Corp	4.300	03/01/48	1,700
	7,925,000		CSX Corp	3.350	09/15/49	7,789
	6,100,000		Delta Air Lines, Inc	3.800	04/19/23	6,326
	9,250,000		Delta Air Lines, Inc	2.900	10/28/24	9,254
	4,575,000		Delta Air Lines, Inc	3.750	10/28/29	4,568
	3,450,000	g	DP World Ltd	5.625	09/25/48	3,961
EUR	400,000		FedEx Corp	1.000	01/11/23	458
	325,000		FedEx Corp	1.625	01/11/27	381
	$23,750,000		FedEx Corp	3.100	08/05/29	23,698
	225,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	238
EUR	500,000		RELX Capital, Inc	1.300	05/12/25	588
	$6,150,000		Union Pacific Corp	3.950	09/10/28	6,786
	6,125,000	g	Union Pacific Corp	3.839	03/20/60	6,191
			TOTAL TRANSPORTATION			146,447

UTILITIES - 2.3%
	1,975,000	g	Adani Transmission Ltd	4.250	05/21/36	1,987
	1,650,000		AEP Transmission Co LLC	3.100	12/01/26	1,708
	1,650,000		AEP Transmission Co LLC	4.000	12/01/46	1,831
	1,526,000		AES Corp	4.875	05/15/23	1,549
	3,475,000		Alabama Power Co	4.150	08/15/44	3,863
	2,750,000		American Water Capital Corp	3.000	12/01/26	2,804
	2,375,000		American Water Capital Corp	4.000	12/01/46	2,576
	7,175,000		American Water Capital Corp	3.750	09/01/47	7,574
	1,175,000		Atmos Energy Corp	4.125	10/15/44	1,320
	6,500,000		Baltimore Gas & Electric Co	3.750	08/15/47	6,919
345

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$5,500,000		Baltimore Gas & Electric Co	3.200%	09/15/49	$5,371
	5,925,000		Berkshire Hathaway Energy Co	3.250	04/15/28	6,257
	6,225,000		Black Hills Corp	4.250	11/30/23	6,595
	1,575,000		Black Hills Corp	3.150	01/15/27	1,592
	3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	3,741
	3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,391
	4,675,000		CMS Energy Corp	3.600	11/15/25	4,932
	4,200,000		Commonwealth Edison Co	5.900	03/15/36	5,564
	4,125,000		Dominion Energy Gas Holdings LLC	2.500	11/15/24	4,140
	3,775,000		Dominion Resources, Inc	2.000	08/15/21	3,773
	5,750,000		DTE Electric Co	3.750	08/15/47	6,272
	1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,414
	5,825,000		Duke Energy Corp	1.800	09/01/21	5,818
	8,675,000		Duke Energy Corp	2.650	09/01/26	8,708
	2,000,000		Duke Energy Florida Project Finance LLC	1.731	09/01/22	1,988
	1,450,000		Duke Energy Ohio, Inc	3.800	09/01/23	1,532
	3,200,000		Enel Chile S.A.	4.875	06/12/28	3,536
	5,700,000		Entergy Corp	2.950	09/01/26	5,786
	3,000,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	3,004
	9,450,000		Exelon Generation Co LLC	3.400	03/15/22	9,696
	5,775,000		Florida Power & Light Co	3.990	03/01/49	6,605
	4,550,000		Florida Power & Light Co	3.150	10/01/49	4,586
	3,000,000	g	Hanwha Energy USA Holdings Corp	2.375	07/30/22	3,013
	3,600,000		Indiana Michigan Power Co	3.750	07/01/47	3,764
	2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,767
	6,125,000	g	Israel Electric Corp Ltd	4.250	08/14/28	6,664
	350,000	g	Kallpa Generacion SA	4.125	08/16/27	357
	3,475,000	g	KazTransGas JSC	4.375	09/26/27	3,636
	3,675,000	g	Korea Hydro & Nuclear Power Co Ltd	3.750	07/25/23	3,857
	5,000,000		LG&E and KU Energy LLC	3.750	11/15/20	5,051
	6,975,000		MidAmerican Energy Co	3.650	04/15/29	7,617
	6,150,000		MidAmerican Energy Co	3.650	08/01/48	6,629
	3,000,000	g	Minejesa Capital BV	4.625	08/10/30	3,104
	3,335,000		Nevada Power Co	5.450	05/15/41	4,253
	7,375,000		NextEra Energy Capital Holdings, Inc	2.750	11/01/29	7,403
	7,100,000		NiSource, Inc	3.490	05/15/27	7,461
	3,600,000		Northern States Power Co	2.900	03/01/50	3,429
EUR	230,000		NTPC Ltd	2.750	02/01/27	280
	$6,150,000		Ohio Power Co	4.150	04/01/48	6,940
	6,150,000		Ohio Power Co	4.000	06/01/49	6,885
	1,280,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	1,638
	3,500,000		ONE Gas, Inc	3.610	02/01/24	3,677
	2,775,000		PECO Energy Co	3.000	09/15/49	2,659
	1,500,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	1,627
	3,000,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	3,161
	650,000	g	Perusahaan Listrik Negara PT	3.875	07/17/29	678
	3,000,000	g	Perusahaan Listrik Negara PT	3.375	02/05/30	2,994
	200,000	g	Perusahaan Listrik Negara PT	4.875	07/17/49	216
	750,000		Potomac Electric Power Co	7.900	12/15/38	1,162
	4,300,000		PPL Capital Funding, Inc	3.950	03/15/24	4,525
	2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	2,032
	3,225,000	g	Promigas S.A. ESP	3.750	10/16/29	3,253
	9,725,000		PSEG Power LLC	3.850	06/01/23	10,200
346

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$4,450,000		Public Service Co of Colorado	3.200%	03/01/50	$4,457
2,825,000		Public Service Electric & Gas Co	3.200	08/01/49	2,845
8,475,000		Southern Co Gas Capital Corp	3.875	11/15/25	9,121
2,125,000		Southern Co Gas Capital Corp	4.400	06/01/43	2,311
2,000,000		Southern Co Gas Capital Corp	3.950	10/01/46	2,063
8,250,000		Southern Power Co	2.500	12/15/21	8,333
7,825,000		Southern Power Co	4.150	12/01/25	8,480
7,375,000		Southwest Gas Corp	3.700	04/01/28	7,908
3,680,000		Virginia Electric & Power Co	2.950	01/15/22	3,743
3,250,000		Virginia Electric & Power Co	2.950	11/15/26	3,365
3,250,000		Virginia Electric & Power Co	3.500	03/15/27	3,473
2,425,000	g	Vistra Operations Co LLC	5.625	02/15/27	2,555
4,125,000		Wisconsin Power & Light Co	4.100	10/15/44	4,486
2,975,000		Xcel Energy, Inc	3.350	12/01/26	3,119
2,890,000		Xcel Energy, Inc	4.800	09/15/41	3,261
		TOTAL UTILITIES			327,884

		TOTAL CORPORATE BONDS			4,859,988
		(Cost $4,631,142)

GOVERNMENT BONDS - 44.6%

AGENCY SECURITIES - 2.2%
4,287,404		AMAL Ltd	3.465	08/21/21	4,345
2,500,000		Amber Circle Funding Ltd	3.250	12/04/22	2,555
3,637,000		Canal Barge Co, Inc	4.500	11/12/34	4,054
36,743,461		CES MU2 LLC	1.994	05/13/27	36,703
5,720,000		DY8 Leasing LLC	2.627	04/29/26	5,830
8,643,793		DY9 Leasing LLC	2.372	03/19/27	8,761
3,385,566		Export Lease Ten Co LLC	1.650	05/07/25	3,354
963,894		Helios Leasing I LLC	2.018	05/29/24	966
10,115,727		Helios Leasing II LLC	2.668	03/18/25	10,307
10,819,986		HNA LLC	2.291	06/30/27	10,941
11,900,000		Lutheran Medical Center	1.982	02/20/30	11,625
6,985,000		Montefiore Medical Center	2.152	10/20/26	6,953
2,817,975		MSN 41079 and 41084 Ltd	1.631	12/14/24	2,795
11,839,286		Overseas Private Investment Corp (OPIC)	3.520	09/20/32	12,693
3,438,787		Premier Aircraft Leasing	3.576	02/06/22	3,518
27,750,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	27,779
24,000,000	g	PEFCO	3.266	11/08/21	24,617
35,000,000		PEFCO	4.300	12/15/21	36,713
25,747,000		PEFCO	2.050	11/15/22	25,934
8,225,000		PEFCO	1.750	11/15/24	8,160
3,000,000	g	Reliance Industries Ltd	3.667	11/30/27	3,106
2,671,532		Santa Rosa Leasing LLC	1.693	08/15/24	2,656
25,393,098		Tagua Leasing LLC	1.900	07/12/24	25,353
1,345,807		Union 12 Leasing LLC	2.164	02/17/24	1,351
11,885,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	12,123
6,423,767		Windermere Aviation LLC	2.351	05/27/26	6,501
14,810,132		Zarapito Leasing LLC	2.628	11/12/26	15,136
		TOTAL AGENCY SECURITIES			314,829

FOREIGN GOVERNMENT BONDS - 5.8%
4,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	4,160
347

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$3,000,000	g	Abu Dhabi Government International Bond	2.500%	09/30/29	$2,984
	5,400,000	g	Abu Dhabi Government International Bond	3.125	09/30/49	5,223
	3,575,000	g	Angolan Government International Bond	8.000	11/26/29	3,803
	3,325,000	g	Arab Petroleum Investments Corp	4.125	09/18/23	3,526
	2,475,000	†	Argentina Republic Government International Bond	5.625	01/26/22	1,281
NOK	7,000,000		Asian Development Bank	1.683	01/16/24	786
AUD	400,000		Australia Government International Bond	2.250	05/21/28	301
	2,500,000		Australia Government International Bond	3.000	03/21/47	2,118
	$3,000,000	g	Banque Ouest Africaine de Developpement	4.700	10/22/31	3,030
	3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,623
	2,500,000	g	Bermuda Government International Bond	4.750	02/15/29	2,822
	3,510,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	3,763
BRL	3,220,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/29	968
	$5,700,000		Brazilian Government International Bond	5.625	02/21/47	6,438
EUR	1,225,000	j	Bundesrepublik Deutschland Bundesanleihe	0.000	08/15/29	1,396
	$5,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	5,002
	4,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	02/12/22	4,009
EUR	400,000		Caisse d’Amortissement de la Dette Sociale	1.375	11/25/24	484
CAD	1,300,000	g	Canada Housing Trust No 1	2.550	12/15/23	1,024
	1,960,000		Canadian Government International Bond	1.750	08/01/20	1,509
	1,250,000		Canadian Government International Bond	2.250	06/01/29	1,008
	1,000,000		Canadian Government International Bond	5.000	06/01/37	1,142
	$19,500,000	g	CDP Financial, Inc	2.750	03/07/22	19,898
	3,000,000		Chile Government International Bond	2.250	10/30/22	3,009
	6,125,000		Colombia Government International Bond	2.625	03/15/23	6,131
	2,100,000		Colombia Government International Bond	5.000	06/15/45	2,439
	4,100,000	g	Costa Rica Government International Bond	5.625	04/30/43	3,803
	20,200,000	g	CPPIB Capital, Inc	2.250	01/25/22	20,389
	16,400,000	g	CPPIB Capital, Inc	2.750	11/02/27	17,064
DOP	48,650,000	g	Dominican Republic Government International Bond	8.900	02/15/23	912
	$2,000,000	g	Dominican Republic Government International Bond	6.500	02/15/48	2,205
	400,000	g	Ecuador Government International Bond	7.875	03/27/25	366
	2,275,000	g	Egypt Government International Bond	5.577	02/21/23	2,378
	500,000	g	Egypt Government International Bond	4.550	11/20/23	510
EGP	19,025,000		Egypt Government International Bond	15.900	07/02/24	1,272
	$725,000	g	Egypt Government International Bond	7.600	03/01/29	791
EUR	700,000	g	Egypt Government International Bond	6.375	04/11/31	839
	$1,225,000	g	Egypt Government International Bond	7.053	01/15/32	1,280
	2,700,000	g	Egypt Government International Bond	8.500	01/31/47	2,983
	1,445,000	g	El Salvador Government International Bond	7.125	01/20/50	1,538
	10,000,000		European Investment Bank	2.500	04/15/21	10,100
	3,500,000		European Investment Bank	4.875	02/15/36	4,680
	15,000,000		Export Development Canada	2.000	11/30/20	15,029
	4,000,000	g	Export-Import Bank of India	3.875	02/01/28	4,164
EUR	1,100,000	g	Finland Government International Bond	0.500	09/15/29	1,287
	3,000,000		French Republic Government Bond OAT	0.500	05/25/25	3,510
	2,650,000		French Republic Government Bond OAT	0.750	11/25/28	3,162
	1,250,000		French Republic Government Bond OAT	1.250	05/25/34	1,568
	1,200,000	g	French Republic Government Bond OAT	2.000	05/25/48	1,723
	$2,325,000	g	Ghana Government International Bond	8.125	03/26/32	2,361
	1,000,000	g	Ghana Government International Bond	8.627	06/16/49	993
348

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$3,600,000	g	Guatemala Government International Bond	4.500%	05/03/26	$3,780
	450,000	g	Guatemala Government International Bond	4.375	06/05/27	466
	600,000	g	Guatemala Government International Bond	6.125	06/01/50	707
EUR	2,150,000	g	Hellenic Republic Government International Bond	4.375	08/01/22	2,671
	1,125,000	g	Hellenic Republic Government International Bond	1.875	07/23/26	1,332
	1,500,000	g	Hellenic Republic Government International Bond	3.875	03/12/29	2,027
	$2,300,000	g	Honduras Government International Bond	6.250	01/19/27	2,510
CAD	1,800,000		Hydro-Quebec	5.000	02/15/45	2,018
IDR	7,750,000,000		Indonesia Treasury Bond	8.125	05/15/24	595
	28,000,000,000		Indonesia Treasury Bond	7.000	09/15/30	1,996
	19,350,000,000		Indonesia Treasury Bond	7.500	05/15/38	1,376
AUD	500,000		Inter-American Development Bank	4.750	08/27/24	403
	900,000		Inter-American Development Bank	2.750	10/30/25	673
	1,300,000		International Bank for Reconstruction & Development	2.800	01/13/21	927
NZD	941,000		International Bank for Reconstruction & Development	3.375	01/25/22	657
AUD	400,000		International Bank for Reconstruction & Development	2.200	02/27/24	289
	$2,050,000	g	Iraq Government International Bond	5.800	01/15/28	2,003
	6,200,000		Israel Government International Bond	3.250	01/17/28	6,641
ILS	3,100,000		Israel Government International Bond	5.500	01/31/42	1,541
	3,200,000		Israel Government International Bond	3.750	03/31/47	1,297
	$4,375,000		Israel Government International Bond	4.125	01/17/48	5,054
EUR	1,250,000		Italy Buoni Poliennali Del Tesoro	0.050	04/15/21	1,406
	3,500,000		Italy Buoni Poliennali Del Tesoro	2.450	10/01/23	4,227
	3,345,000		Italy Buoni Poliennali Del Tesoro	1.250	12/01/26	3,835
	1,225,000	g	Italy Buoni Poliennali Del Tesoro	2.950	09/01/38	1,555
	1,550,000	g	Italy Buoni Poliennali Del Tesoro	3.850	09/01/49	2,248
	1,000,000	g	Ivory Coast Government International Bond	5.875	10/17/31	1,163
	1,000,000	g	Ivory Coast Government International Bond	6.625	03/22/48	1,125
	$2,850,000		Jamaica Government International Bond	7.875	07/28/45	3,847
	6,000,000		Japan Bank for International Cooperation	2.375	04/20/26	6,068
	2,000,000	g	Japan Finance Organization for Municipalities	2.000	09/08/20	2,001
	2,700,000	g	Japan Finance Organization for Municipalities	2.125	02/12/21	2,705
	4,000,000	g	Japan Finance Organization for Municipalities	2.125	04/13/21	4,008
	6,650,000	g	Japan Finance Organization for Municipalities	3.375	09/27/23	6,958
	1,000,000	g	Japan Finance Organization for Municipalities	3.000	03/12/24	1,034
JPY	113,000,000		Japan Finance Organization for Municipalities	0.450	03/14/25	1,064
	103,000,000		Japan Finance Organization for Municipalities	0.484	06/13/25	972
	140,000,000		Japan Finance Organization for Municipalities	0.020	03/13/26	1,289
	76,000,000		Japan Government Five Year Bond	0.100	06/20/23	705
	440,000,000		Japan Government Ten Year Bond	0.100	09/20/26	4,106
	369,000,000		Japan Government Ten Year Bond	0.100	12/20/26	3,444
	122,000,000		Japan Government Ten Year Bond	0.100	06/20/29	1,135
	350,000,000		Japan Government Thirty Year Bond	2.400	11/20/31	4,113
	350,000,000		Japan Government Thirty Year Bond	2.300	05/20/32	4,103
	418,000,000		Japan Government Thirty Year Bond	2.500	09/20/34	5,163
	450,000,000		Japan Government Thirty Year Bond	0.500	09/20/46	4,261
	530,000,000		Japan Government Twenty Year Bond	1.900	03/22/21	4,998
	93,000,000		Japan Government Twenty Year Bond	0.600	12/20/36	910
	219,000,000		Japan Government Twenty Year Bond	0.500	12/20/38	2,099
	153,000,000		Japan Government Twenty Year Bond	0.300	06/20/39	1,412
	$1,000,000	g	Jordan Government International Bond	5.750	01/31/27	1,053
349

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
EUR	1,000,000	g	Kazakhstan Government International Bond		1.500%	09/30/34	$1,139
	$1,525,000	g	Kenya Government International Bond		6.875	06/24/24	1,646
	600,000	g	Kenya Government International Bond		7.000	05/22/27	638
EUR	1,725,000	g	Kingdom of Belgium Government International Bond		0.900	06/22/29	2,082
	1,080,000		Kingdom of Belgium Government International Bond		1.250	04/22/33	1,355
	$2,000,000	g	Kommunalbanken AS.		1.625	01/15/20	2,000
	1,925,000	g	Kommunalbanken AS.		1.375	10/26/20	1,919
	3,750,000	g	Kommunalbanken AS.		1.625	02/10/21	3,743
	5,000,000	g	Kommunalbanken AS.		2.250	01/25/22	5,048
	2,600,000	g	Kommunalbanken AS.		2.750	02/05/24	2,694
EUR	500,000		Kommunalbanken AS.		0.625	04/20/26	583
	$4,500,000	g	Kommuninvest I Sverige AB		2.250	05/29/21	4,533
	2,833,000	g	Kommuninvest I Sverige AB		2.625	09/15/22	2,898
	4,150,000	g	Kommuninvest I Sverige AB		1.625	10/24/22	4,139
	4,000,000	i	Korea Development Bank	LIBOR 3 M + 0.550%	2.437	03/12/21	4,007
	2,675,000	g	Korea Housing Finance Corp		2.000	10/11/21	2,665
	5,775,000	g	Korea Housing Finance Corp		3.000	10/31/22	5,900
KRW	4,630,000,000		Korea Treasury Bond		1.375	09/10/21	4,003
	1,800,000,000		Korea Treasury Bond		1.500	12/10/26	1,542
	1,600,000,000		Korea Treasury Bond		2.375	12/10/28	1,457
	3,435,000,000		Korea Treasury Bond		2.375	09/10/38	3,277
	$45,000,000		Kreditanstalt fuer Wiederaufbau		2.750	10/01/20	45,350
	18,750,000		Kreditanstalt fuer Wiederaufbau		2.625	01/25/22	19,109
	5,750,000	g	Kuwait Government International Bond		2.750	03/20/22	5,835
	1,750,000	†	Lebanon Government International Bond		6.750	11/29/27	778
	5,250,000	g	Lithuania Government International Bond		6.625	02/01/22	5,749
MYR	3,100,000		Malaysia Government International Bond		4.893	06/08/38	863
MXN	23,500,000		Mexican Bonos		5.750	03/05/26	1,177
	14,300,000		Mexican Bonos		7.750	05/29/31	807
	$4,925,000		Mexico Government International Bond		3.600	01/30/25	5,148
EUR	900,000		Mexico Government International Bond		1.625	04/08/26	1,054
	$3,000,000		Mexico Government International Bond		4.150	03/28/27	3,214
	6,051,000		Mexico Government International Bond		6.050	01/11/40	7,866
	3,000,000	g	Mongolia Government International Bond		5.125	12/05/22	3,063
EUR	900,000	g	Morocco Government International Bond		1.500	11/27/31	1,007
	$5,750,000	g	Morocco Government International Bond		5.500	12/11/42	7,042
	3,075,000	g	Namibia Government International Bond		5.250	10/29/25	3,185
	4,500,000	g	Nederlandse Waterschapsbank NV		2.125	11/15/21	4,526
	5,000,000	g	Nederlandse Waterschapsbank NV		1.875	04/14/22	5,009
	4,000,000	g	Nederlandse Waterschapsbank NV		3.125	12/05/22	4,148
EUR	1,075,000	g	Netherlands Government International Bond		0.750	07/15/28	1,297
AUD	500,000		New South Wales Treasury Corp		4.000	05/20/26	405
NZD	1,450,000		New Zealand Government International Bond		2.750	04/15/25	1,045
	1,350,000		New Zealand Government International Bond		3.000	04/20/29	1,013
	1,175,000		New Zealand Government International Bond		2.750	04/15/37	865
	$4,600,000	g	Nigeria Government International Bond		6.500	11/28/27	4,686
NOK	26,500,000	g	Norway Government International Bond		1.750	09/06/29	3,068
	$1,500,000	g	Oman Government International Bond		6.000	08/01/29	1,562
	21,300,000	g	OMERS Finance Trust		2.500	05/02/24	21,773
	15,000,000	g	Ontario Teachers’ Finance Trust		1.625	09/12/24	14,772
	4,000,000		Panama Government International Bond		4.300	04/29/53	4,650
350

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$6,455,000	g	Panama Notas del Tesoro	3.750%	04/17/26	$6,794
	1,650,000	g	Paraguay Government International Bond	4.700	03/27/27	1,815
	925,000	g	Paraguay Government International Bond	5.400	03/30/50	1,067
	4,275,000	g	Perusahaan Penerbit SBSN Indonesia III	3.900	08/20/24	4,532
	9,350,000	g	Perusahaan Penerbit SBSN Indonesia III	4.400	03/01/28	10,211
	4,475,000		Peruvian Government International Bond	4.125	08/25/27	5,012
PEN	14,725,000	g	Peruvian Government International Bond	5.400	08/12/34	4,698
	$572,917	g	Petroamazonas EP	4.625	11/06/20	566
PHP	45,000,000		Philippine Government International Bond	4.950	01/15/21	897
EUR	1,050,000		Philippine Government International Bond	0.875	05/17/27	1,197
	$1,000,000		Philippine Government International Bond	3.750	01/14/29	1,099
EUR	1,525,000	g	Portugal Obrigacoes do Tesouro OT	1.950	06/15/29	1,949
	500,000	g	Portugal Obrigacoes do Tesouro OT	4.100	02/15/45	887
	$15,000,000		Province of British Columbia Canada	2.000	10/23/22	15,103
CAD	2,350,000		Province of British Columbia Canada	2.550	06/18/27	1,856
	$10,000,000		Province of Manitoba Canada	3.050	05/14/24	10,454
	25,000,000		Province of Manitoba Canada	2.125	06/22/26	25,055
CAD	1,300,000		Province of New Brunswick Canada	3.100	08/14/28	1,057
	$25,000,000		Province of Ontario Canada	3.050	01/29/24	26,110
	22,500,000		Province of Quebec Canada	3.500	07/29/20	22,715
CAD	1,650,000		Province of Quebec Canada	2.750	09/01/27	1,317
	$6,000,000		Province of Quebec Canada	7.500	09/15/29	8,638
	2,000,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	1,490
EUR	850,000	g	Republic of Austria Government International Bond	0.750	02/20/28	1,015
	$1,700,000	g	Republic of Belarus International Bond	7.625	06/29/27	1,929
	1,000,000		Republic of Italy Government International Bond	2.375	10/17/24	978
	8,000,000		Republic of Italy Government International Bond	4.000	10/17/49	7,579
	1,200,000	g	Republic of Paraguay	6.100	08/11/44	1,472
PLN	3,800,000		Republic of Poland Government International Bond	2.250	04/25/22	1,017
	7,120,000		Republic of Poland Government International Bond	2.500	04/25/24	1,932
	2,855,000		Republic of Poland Government International Bond	2.750	04/25/28	787
	$2,475,000		Republic of South Africa Government International Bond	4.850	09/27/27	2,556
	3,225,000	g	Republic of Uzbekistan Government International Bond	4.750	02/20/24	3,420
	1,500,000	g	Saudi Government International Bond	2.375	10/26/21	1,505
	11,775,000	g	Saudi Government International Bond	4.500	04/17/30	13,336
EUR	1,000,000	g	Senegal Government International Bond	4.750	03/13/28	1,180
	$2,000,000	g	Senegal Government International Bond	6.250	05/23/33	2,095
	2,000,000	g	Senegal Government International Bond	6.750	03/13/48	2,002
EUR	1,250,000	g	Serbia Government International Bond	1.500	06/26/29	1,424
RSD	96,000,000		Serbia Treasury Bonds	5.875	02/08/28	1,106
SGD	1,300,000		Singapore Government International Bond	2.625	05/01/28	1,035
	$4,000,000		South Africa Government International Bond	5.875	09/16/25	4,402
ZAR	12,200,000		South Africa Government International Bond	10.500	12/21/26	974
	15,100,000		South Africa Government International Bond	8.750	01/31/44	946
	$1,850,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	2,191
EUR	2,220,000		Spain Government International Bond	0.400	04/30/22	2,535
	2,550,000	g	Spain Government International Bond	2.750	10/31/24	3,249
	845,000	g	Spain Government International Bond	1.400	07/30/28	1,031
	1,125,000	g	Spain Government International Bond	0.600	10/31/29	1,277
	1,100,000	g	Spain Government International Bond	1.850	07/30/35	1,409
	600,000	g	Spain Government International Bond	2.700	10/31/48	891
	$750,000	g	Sri Lanka Government International Bond	6.850	03/14/24	758
351

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
	$1,000,000	g	Sri Lanka Government International Bond		6.825%	07/18/26	$986
	4,000,000		Svensk Exportkredit AB		1.750	03/10/21	3,999
	5,280,000		Svensk Exportkredit AB		1.625	11/14/22	5,260
	9,590,000		Svensk Exportkredit AB		1.750	12/12/23	9,565
SEK	12,000,000		Sweden Government International Bond		2.250	06/01/32	1,577
THB	46,000,000		Thailand Government International Bond		3.650	12/17/21	1,609
	48,800,000		Thailand Government International Bond		3.300	06/17/38	1,995
UAH	25,000,000		Ukraine Government International Bond		17.000	05/11/22	1,134
EUR	1,000,000	g	Ukraine Government International Bond		6.750	06/20/26	1,258
	$1,050,000	g	Ukraine Government International Bond		7.375	09/25/32	1,117
GBP	1,800,000		United Kingdom Gilt		0.500	07/22/22	2,382
	3,050,000		United Kingdom Gilt		1.625	10/22/28	4,335
	2,450,000		United Kingdom Gilt		4.750	12/07/30	4,553
	2,450,000		United Kingdom Gilt		1.750	09/07/37	3,495
	900,000		United Kingdom Gilt		1.500	07/22/47	1,233
	775,000		United Kingdom Gilt		1.625	10/22/54	1,116
	975,000		United Kingdom Gilt		1.750	07/22/57	1,477
UYU	21,800,000	g	Uruguay Government International Bond		8.500	03/15/28	499
	$2,357,410		Uruguay Government International Bond		4.375	01/23/31	2,636
AUD	2,735,000		Western Australian Treasury Corp		2.750	07/24/29	2,067
			TOTAL FOREIGN GOVERNMENT BONDS				828,931

MORTGAGE BACKED - 20.9%
	$7,732,106		Federal Home Loan Mortgage Corp (FHLMC)		3.000	10/15/33	7,986
	25,416,644		FHLMC		3.500	08/15/43	26,360
	7,479,887		FHLMC		3.000	03/15/44	7,613
	11,344,030	i	FHLMC		4.180	03/15/44	1,916
	34,803,908		FHLMC		4.000	10/01/47	37,392
	34,279,277	i	FHLMC	LIBOR 1 M + 0.300%	2.040	06/15/48	33,937
	21,424,548	i	FHLMC		7.136	06/15/48	25,722
	28,909,377		FHLMC		3.000	09/01/48	29,570
	18,158,836	i	FHLMC		7.056	10/15/48	21,311
	3,521		Federal Home Loan Mortgage Corp Gold (FGLMC)		7.000	10/01/20	4
	4,226		FGLMC		7.000	05/01/23	4
	19,699		FGLMC		8.000	01/01/31	20
	5,040		FGLMC		7.000	01/01/32	5
	488,289		FGLMC		4.500	07/01/33	525
	3,279,636		FGLMC		7.000	12/01/33	3,789
	1,173,394		FGLMC		4.500	10/01/34	1,262
	638,455		FGLMC		4.500	04/01/35	693
	1,026,329		FGLMC		7.000	05/01/35	1,177
	2,809,887		FGLMC		5.000	06/01/36	3,099
	1,060,639		FGLMC		5.000	07/01/39	1,171
	133,063		FGLMC		4.500	12/01/43	144
	85,816		FGLMC		4.500	02/01/44	93
	3,384,986		FGLMC		4.500	10/01/44	3,655
	1,295,880		FGLMC		4.500	11/01/44	1,399
	1,956,016		FGLMC		4.500	11/01/44	2,112
	840,634		FGLMC		4.500	12/01/44	894
	1,384,657		FGLMC		4.500	12/01/44	1,495
	6,543,001		FGLMC		3.500	04/01/45	6,967
	830,484		FGLMC		4.500	05/01/45	860
	29,905,178		FGLMC		3.500	08/01/45	31,892
352

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$52,218,539		FGLMC	3.500%	10/01/45	$55,052
30,810,925		FGLMC	4.000	12/01/45	33,128
78,654,645		FGLMC	3.500	08/01/46	83,223
112,970,296		FGLMC	3.000	01/01/47	115,700
88,422,053		FGLMC	3.000	02/01/47	90,558
27,309,958		FGLMC	3.500	02/01/47	28,353
2,696,161		FGLMC	4.500	06/01/47	2,910
5,610,678		FGLMC	4.000	09/01/47	5,990
6,064,692		FGLMC	3.500	12/01/47	6,417
28,075,814		FGLMC	3.500	03/01/48	29,635
34,947,800		FGLMC	4.000	03/01/48	37,399
17,889,335		FGLMC	4.000	07/01/48	19,139
26,827,818		FGLMC	4.500	08/01/48	29,167
12,807,274		FGLMC	4.500	10/01/48	13,922
16,045,635		FGLMC	3.500	11/01/48	16,929
38,865		Federal National Mortgage Association (FNMA)	8.000	07/01/24	43
9,186		FNMA	9.000	11/01/25	10
5,782,838		FNMA	3.500	05/01/32	6,022
510,868		FNMA	4.500	10/01/33	550
910,279		FNMA	4.500	05/01/35	986
5,796,288		FNMA	5.000	05/01/35	6,388
2,587,751		FNMA	5.000	10/01/35	2,853
2,196,898		FNMA	5.000	02/01/36	2,422
4,411,372		FNMA	5.500	11/01/38	4,954
5,225,562		FNMA	3.000	10/01/39	5,347
5,071,451		FNMA	5.000	09/01/40	5,594
7,196,954		FNMA	5.000	05/01/41	7,931
14,557,569		FNMA	3.500	04/01/43	15,395
6,982,989		FNMA	3.000	04/25/43	7,123
12,363,897		FNMA	3.500	09/01/43	13,074
13,131,319	i	FNMA	4.158	09/25/43	2,389
6,302,328		FNMA	4.000	01/01/44	6,743
9,881,726		FNMA	4.500	03/01/44	10,725
5,915,049		FNMA	4.500	06/01/44	6,382
6,202,727		FNMA	4.500	10/01/44	6,696
11,875,405		FNMA	4.500	11/01/44	12,817
4,093,021		FNMA	5.000	11/01/44	4,499
3,543,020		FNMA	4.500	12/01/44	3,825
5,306,847		FNMA	4.000	01/01/45	5,648
7,512,534		FNMA	3.000	02/25/45	7,644
33,749,097		FNMA	3.000	02/25/45	34,554
371,885		FNMA	3.500	03/01/45	396
544,106		FNMA	3.500	03/01/45	579
1,390,693		FNMA	4.500	03/01/45	1,501
9,812,943		FNMA	3.000	03/25/45	10,052
553,503		FNMA	4.500	04/01/45	597
28,451,376		FNMA	3.500	04/25/45	29,548
27,915,298		FNMA	3.500	04/25/45	28,706
13,155,494		FNMA	3.500	05/01/45	14,021
7,511,249		FNMA	4.000	06/01/45	8,042
11,539,201		FNMA	4.000	12/01/45	12,393
60,713,444		FNMA	3.000	12/25/45	62,098
18,582,386		FNMA	3.500	01/01/46	19,650
32,962,585		FNMA	4.000	01/01/46	35,419
353

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$971,764		FNMA	4.000%	03/01/46	$1,041
16,713,744		FNMA	3.500	06/01/46	17,674
18,303,492		FNMA	3.500	07/01/46	19,340
31,632,393		FNMA	3.500	07/01/46	33,437
8,549,343		FNMA	3.000	10/01/46	8,597
18,644,221		FNMA	3.500	10/01/46	19,715
29,963,713		FNMA	3.000	11/01/46	30,668
39,752,981		FNMA	3.500	12/01/46	41,316
90,301,811		FNMA	3.500	01/01/47	93,616
7,914,611		FNMA	3.000	04/25/47	8,080
9,005,118		FNMA	4.500	05/01/47	9,762
3,454,705		FNMA	3.500	08/01/47	3,603
3,925,766		FNMA	3.500	09/01/47	4,096
1,997,327		FNMA	3.000	11/01/47	2,008
5,804,864		FNMA	3.000	11/01/47	5,837
13,623,866		FNMA	3.500	11/01/47	14,443
47,400,797		FNMA	4.000	12/01/47	50,712
3,359,986		FNMA	3.500	01/01/48	3,555
14,910,963		FNMA	4.500	01/01/48	16,215
14,311,708		FNMA	3.500	02/01/48	14,846
12,654,481		FNMA	4.500	02/01/48	13,750
116,916,769		FNMA	3.000	02/25/48	120,429
13,949,854		FNMA	4.000	03/01/48	14,919
55,706,281		FNMA	4.500	03/01/48	60,529
27,996,560		FNMA	3.500	04/01/48	29,038
156,084,664		FNMA	4.000	04/01/48	163,593
10,697,136		FNMA	4.500	05/01/48	11,623
7,919,092		FNMA	4.500	05/01/48	8,605
14,565,554		FNMA	5.000	06/01/48	15,580
31,647,875		FNMA	4.500	07/01/48	33,323
19,377,180		FNMA	4.000	08/01/48	20,131
5,213,432		FNMA	4.500	08/01/48	5,501
21,178,853		FNMA	5.000	08/01/48	23,352
28,490,734		FNMA	4.000	09/01/48	29,670
146,014,875		FNMA	3.000	11/01/48	148,743
43,968,111		FNMA	4.500	11/01/48	46,380
17,808,199		FNMA	3.000	11/25/48	2,491
37,348,357		FNMA	4.500	12/01/48	39,293
11,207,838		FNMA	3.000	06/01/49	11,269
5,167,366		FNMA	5.000	06/01/49	5,528
6,058,798		FNMA	3.000	08/01/49	6,248
65,906,396	h	FNMA	4.000	10/01/49	68,797
48,572,250	h	FNMA	3.000	12/01/49	49,243
116,886,362		FNMA	3.500	12/01/49	120,380
37,651,839		FNMA	4.000	12/01/49	39,235
25,200,000	h	FNMA	3.500	01/01/50	25,984
13,275,128		Government National Mortgage Association (GNMA)	3.700	10/15/33	13,912
507,353		GNMA	5.000	04/15/38	565
430,398		GNMA	6.500	11/20/38	504
61,511		GNMA	4.500	02/20/39	69
1,635,965		GNMA	5.000	06/15/39	1,822
962,395		GNMA	5.000	06/15/39	1,072
354

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$10,952,987		GNMA	3.700%	08/15/40	$11,491
82,774		GNMA	4.500	08/20/41	91
302,006		GNMA	4.500	09/20/41	338
61,386		GNMA	4.500	01/20/44	68
57,724		GNMA	4.500	02/20/44	63
131,602		GNMA	4.500	05/20/44	148
838,844		GNMA	4.500	05/20/44	941
943,617		GNMA	4.500	08/20/44	1,058
611,762		GNMA	4.500	09/20/44	686
365,058		GNMA	4.500	10/20/44	405
143,640		GNMA	4.500	11/20/44	153
599,616		GNMA	4.500	12/20/44	673
802,753		GNMA	4.500	02/20/45	880
929,924		GNMA	4.500	08/20/45	1,036
940,764		GNMA	4.500	08/20/45	1,056
976,341		GNMA	4.500	12/20/45	1,095
13,336,178	†	GNMA	4.000	06/20/46	1,888
18,601,370		GNMA	3.000	12/20/47	19,123
66,140,082		GNMA	3.500	12/20/47	68,697
38,753,694		GNMA	3.500	01/20/48	40,188
21,495,188		GNMA	3.500	01/20/49	22,502
33,203,691		GNMA	4.000	07/20/49	34,408
		TOTAL MORTGAGE BACKED			2,961,332

MUNICIPAL BONDS - 5.1%
14,595,000		Bay Area Toll Authority	3.552	04/01/54	14,793
2,975,000		Chicago Housing Authority	3.682	01/01/25	3,150
245,000		City & County of San Francisco CA Community Facilities District	3.264	09/01/25	255
1,000,000		City & County of San Francisco CA Community Facilities District	4.038	09/01/34	1,073
845,000		City & County of San Francisco CA Community Facilities District	3.750	09/01/37	883
2,950,000		City & County of San Francisco CA Community Facilities District	4.221	09/01/39	3,123
2,000,000		City & County of San Francisco CA Community Facilities District	4.000	09/01/48	2,078
8,080,000		City of Austin TX Electric Utility Revenue	2.456	11/15/22	8,210
6,590,000		City of Austin TX Electric Utility Revenue	2.524	11/15/23	6,706
8,025,000		City of Austin TX Electric Utility Revenue	2.574	11/15/24	8,182
4,940,000		City of Austin TX Electric Utility Revenue	2.677	11/15/25	5,062
5,000,000		City of Dallas TX Waterworks & Sewer System Revenue	1.868	10/01/22	4,998
2,775,000		City of Dallas TX Waterworks & Sewer System Revenue	2.068	10/01/23	2,785
1,350,000		City of Dallas TX Waterworks & Sewer System Revenue	2.389	10/01/25	1,367
3,995,000		City of Los Angeles CA Wastewater System Revenue	4.029	06/01/39	4,288
7,470,000		City of New York NY	3.010	08/01/24	7,748
4,870,000		City of New York NY	3.430	12/01/24	5,154
4,940,000		City of New York NY	3.200	12/01/26	5,178
2,025,000		City of San Antonio TX Customer Facility Charge Revenue	4.253	07/01/24	2,178
355

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,575,000		City of San Antonio TX Customer Facility Charge Revenue	4.353%	07/01/25	$1,717
20,000,000		City of San Francisco CA Public Utilities Commission Water Revenue	4.035	11/01/41	20,739
7,215,000		Commonwealth Financing Authority	3.864	06/01/38	7,740
19,355,000		Commonwealth Financing Authority	3.807	06/01/41	20,619
1,875,000		County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,876
1,505,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,514
1,500,000		County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,512
2,500,000		County of Miami-Dade FL Aviation Revenue	3.285	10/01/23	2,581
3,500,000		County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,538
2,250,000		County of Miami-Dade FL Aviation Revenue	3.405	10/01/24	2,350
4,365,000		County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	4,409
2,375,000		County of Miami-Dade FL Aviation Revenue	3.505	10/01/25	2,500
2,500,000		County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,526
3,940,000		County of Miami-Dade FL Aviation Revenue	3.049	10/01/26	4,049
3,750,000		County of Miami-Dade FL Aviation Revenue	3.612	10/01/26	4,003
4,700,000		County of Miami-Dade FL Aviation Revenue	2.529	10/01/30	4,559
3,730,000		County of Miami-Dade FL Aviation Revenue	3.732	10/01/37	3,906
3,900,000		County of Miami-Dade FL Aviation Revenue	3.982	10/01/41	4,069
9,160,000		County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	9,807
7,890,000		Denver City & County School District No	4.242	12/15/37	8,781
2,000,000		Duke University	3.199	10/01/38	2,024
39,400,000		Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	39,653
5,080,000		Illinois Finance Authority	3.944	08/15/47	5,399
2,350,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.500	09/01/21	2,334
1,000,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	1,000
4,805,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	4,874
2,000,000		Menlo Park City School District	2.969	07/01/38	1,957
2,560,000		Michigan Finance Authority	1.941	11/01/21	2,562
3,000,000		Michigan Finance Authority	2.244	11/01/22	3,013
13,330,000	i	Michigan Finance Authority	2.862	09/01/49	13,479
14,000,000	i	Michigan Finance Authority	2.988	09/01/49	14,341
570,000		New Jersey Economic Development Authority	3.500	06/15/20	574
500,000		New Jersey Economic Development Authority	3.700	06/15/21	510
1,110,000		New Jersey Economic Development Authority	3.800	07/01/22	1,140
870,000		New York City Housing Development Corp	3.403	05/01/22	899
750,000		New York City Housing Development Corp	3.453	11/01/22	780
1,360,000		New York City Housing Development Corp	3.523	05/01/23	1,421
1,815,000		New York City Housing Development Corp	3.573	11/01/23	1,908
1,000,000		New York City Housing Development Corp	3.650	05/01/24	1,057
5,680,000		New York State Dormitory Authority	3.998	07/01/39	6,036
10,605,000		New York State Dormitory Authority	4.294	07/01/44	11,556
6,000,000		New York State Dormitory Authority	3.879	07/01/46	6,203
5,000,000		New York State Thruway Authority	2.256	01/01/25	4,970
6,460,000		New York State Thruway Authority	2.406	01/01/26	6,425
4,750,000		New York State Thruway Authority	2.500	01/01/27	4,713
855,000		Oklahoma City Economic Development Trust	3.172	09/01/21	872
1,120,000		Oklahoma City Economic Development Trust	3.222	09/01/22	1,157
356

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$810,000	Oklahoma City Economic Development Trust	3.440%	09/01/24	$857
2,350,000	Oregon State Lottery	2.505	04/01/24	2,377
3,500,000	Palm Beach County Solid Waste Authority	2.083	10/01/21	3,513
2,320,000	Permanent University Fund	2.258	07/01/20	2,326
2,160,000	Permanent University Fund	2.408	07/01/21	2,183
2,750,000	Permanent University Fund	2.508	07/01/22	2,802
2,855,000	Permanent University Fund	2.608	07/01/23	2,926
3,250,000	Permanent University Fund	2.708	07/01/24	3,352
2,335,000	Permanent University Fund	2.808	07/01/25	2,419
3,775,000	Permanent University Fund	2.908	07/01/26	3,931
4,000,000	Permanent University Fund	3.008	07/01/27	4,183
2,000,000	Port of Corpus Christi Authority of Nueces County	3.138	12/01/22	2,050
3,400,000	Port of Corpus Christi Authority of Nueces County	3.287	12/01/23	3,524
1,500,000	Port of Corpus Christi Authority of Nueces County	3.387	12/01/24	1,566
1,000,000	Port of Corpus Christi Authority of Nueces County	3.487	12/01/25	1,050
7,500,000	Port of Morrow OR	1.582	09/01/20	7,487
2,075,000	Port of Morrow OR	1.782	09/01/21	2,073
4,355,000	Public Finance Authority	4.269	07/01/40	4,762
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	998
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.259	05/15/24	1,001
1,250,000	Regents of the University of California Medical Center Pooled Revenue	2.359	05/15/25	1,249
1,785,000	Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,781
1,600,000	Regents of the University of California Medical Center Pooled Revenue	2.559	05/15/27	1,593
700,000	Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	698
900,000	Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	899
6,000,000	San Francisco City & County Airport Comm-San Francisco International Airport	3.046	05/01/22	6,164
6,360,000	San Jose Redevelopment Agency	3.375	08/01/34	6,537
335,000	Santa Ana Community Redevelopment Agency Successor Agency	3.346	09/01/21	343
1,340,000	Santa Ana Community Redevelopment Agency Successor Agency	3.467	09/01/22	1,390
1,340,000	Santa Ana Community Redevelopment Agency Successor Agency	3.567	09/01/23	1,407
13,060,000	State of California	4.600	04/01/38	14,470
3,060,000	State of Georgia	2.000	07/01/20	3,065
3,215,000	State of Georgia	2.150	07/01/21	3,234
3,465,000	State of Georgia	1.910	02/01/23	3,458
3,905,000	State of Georgia	2.750	07/01/25	3,960
4,100,000	State of Georgia	2.850	07/01/26	4,156
4,305,000	State of Georgia	2.950	07/01/27	4,359
4,520,000	State of Georgia	3.050	07/01/28	4,585
3,245,000	State of Georgia	3.150	07/01/29	3,298
7,160,000	State of Illinois	5.463	02/01/20	7,177
12,500,000	State of Illinois	1.930	06/15/20	12,474
12,500,000	State of Illinois	2.250	06/15/21	12,439
12,500,000	State of Illinois	3.150	06/15/26	12,487
357

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$12,500,000		State of Illinois	3.250%	06/15/27	$12,422
27,150,000		State of Illinois	5.100	06/01/33	29,269
20,000,000		State of Michigan	1.579	11/01/20	19,997
13,000,000		State of Michigan	1.779	11/01/21	13,026
7,000,000		State of Michigan	1.966	11/01/22	7,040
3,510,000		State of Oregon	1.783	05/01/24	3,467
9,700,000		State of Oregon Department of Administrative Services	4.103	05/01/39	10,376
9,900,000		State of Wisconsin	3.154	05/01/27	10,277
6,000,000		University of California	2.570	05/15/22	6,111
25,860,000		University of California	3.063	07/01/25	27,079
10,230,000		University of California	4.601	05/15/31	11,690
17,045,000		University of California	3.931	05/15/45	18,280
21,000,000		University of Chicago	4.151	10/01/45	21,433
20,000,000		University of New Mexico	3.532	06/20/32	20,842
835,000		Utah Municipal Power Agency	1.823	07/01/20	835
500,000		Utah Municipal Power Agency	2.023	07/01/21	500
1,750,000		Utah Municipal Power Agency	2.262	07/01/22	1,760
1,500,000		Utah Municipal Power Agency	2.512	07/01/23	1,519
2,160,000		Virginia Port Authority	4.228	07/01/36	2,293
390,000		Washington Convention & Sports Authority	3.969	10/01/30	421
		TOTAL MUNICIPAL BONDS			726,103

U.S. TREASURY SECURITIES - 10.6%
66,677,000		United States Treasury Bond	4.500	02/15/36	88,320
4,500,000		United States Treasury Bond	4.750	02/15/37	6,186
58,750,000		United States Treasury Bond	3.500	02/15/39	70,326
11,900,000		United States Treasury Bond	3.875	08/15/40	14,981
19,135,000		United States Treasury Bond	4.375	05/15/41	25,764
16,434,000		United States Treasury Bond	3.750	08/15/41	20,378
6,000,000		United States Treasury Bond	2.750	11/15/42	6,395
56,375,000		United States Treasury Bond	3.625	08/15/43	69,052
35,680,000		United States Treasury Bond	3.000	05/15/45	39,784
81,710,000		United States Treasury Bond	2.875	08/15/45	89,212
102,850,000		United States Treasury Bond	2.500	05/15/46	104,874
1,075,000		United States Treasury Bond	3.000	05/15/47	1,206
58,160,000		United States Treasury Bond	2.750	11/15/47	62,294
6,655,000		United States Treasury Bond	3.000	02/15/48	7,473
41,095,000		United States Treasury Bond	3.125	05/15/48	47,264
85,945,000		United States Treasury Bond	3.000	08/15/48	96,679
95,520,000		United States Treasury Bond	3.375	11/15/48	115,127
7,142,000		United States Treasury Bond	2.875	05/15/49	7,863
66,615,000		United States Treasury Bond	2.250	08/15/49	64,544
40,200,000		United States Treasury Bond	2.375	11/15/49	40,019
31,220,874	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	31,724
14,075,000		United States Treasury Note	2.250	02/29/20	14,088
5,340,000		United States Treasury Note	2.250	03/31/20	5,348
51,445,000		United States Treasury Note	2.375	04/30/20	51,570
73,620,000		United States Treasury Note	2.500	05/31/20	73,873
6,375,000		United States Treasury Note	2.500	01/31/21	6,433
12,589,300		United States Treasury Note	1.125	02/28/21	12,514
45,220,000		United States Treasury Note	2.500	02/28/21	45,656
25,300,000		United States Treasury Note	2.250	03/31/21	25,490
358

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$1,040,000		United States Treasury Note		1.375%	05/31/21	$1,037
22,305,000		United States Treasury Note		2.625	06/15/21	22,625
6,525,000		United States Treasury Note		1.750	07/31/21	6,539
57,800,000		United States Treasury Note		1.625	12/31/21	57,854
2,931,000		United States Treasury Note		1.875	07/31/26	2,940
30,400,000		United States Treasury Note		1.625	09/30/26	30,002
27,325,000		United States Treasury Note		2.750	02/15/28	29,094
106,055,000		United States Treasury Note		1.750	11/15/29	104,371
		TOTAL U.S. TREASURY SECURITIES				1,498,899

		TOTAL GOVERNMENT BONDS				6,330,094
		(Cost $6,130,887)

STRUCTURED ASSETS - 18.8%

ASSET BACKED - 8.6%
11,450,000		Ally Auto Receivables Trust		2.100	03/15/22	11,456
		Series - 2017 2 (Class A4)
27,750,000		Ally Auto Receivables Trust		1.840	06/17/24	27,693
		Series - 2019 4 (Class A3)
12,363,217		AmeriCredit Automobile Receivables Trust		3.340	08/08/21	12,374
		Series - 2015 3 (Class D)
2,346,334		AmeriCredit Automobile Receivables Trust		1.900	03/18/22	2,344
		Series - 2017 3 (Class A3)
5,500,000		AmeriCredit Automobile Receivables Trust		2.740	12/08/22	5,535
		Series - 2016 4 (Class D)
6,325,000		AmeriCredit Automobile Receivables Trust		2.060	04/18/24	6,327
		Series - 2019 3 (Class A3)
3,499,000	g	AMSR Trust		3.148	01/19/39	3,434
		Series - 2019 SFR1 (Class C)
3,347,000	g	AMSR Trust		3.247	01/19/39	3,285
		Series - 2019 SFR1 (Class D)
74,236	†,g	Asset Backed Funding Corp NIM Trust		5.900	07/26/35	0	^
		Series - 2005 WMC1 (Class N1)
1,316,119	i	Asset Backed Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.900%	3.386	08/25/34	1,306
		Series - 2004 HE5 (Class M1)
8,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.450	03/20/23	8,182
		Series - 2019 1A (Class A)
12,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.070	09/20/23	12,201
		Series - 2017 1A (Class A)
32,000,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970	03/20/24	32,542
		Series - 2017 2A (Class A)
22,600,000		BA Credit Card Trust		1.740	01/15/25	22,521
		Series - 2019 A1 (Class A1)
4,745,000	i	Bayview Financial Mortgage Pass-Through Trust	LIBOR 1 M + 0.650%	2.455	02/28/41	4,697
		Series - 2006 A (Class M3)
6,537,000	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 0.670%	2.462	04/25/36	6,537
		Series - 2006 SD1 (Class M1)
4,668,112	g	BRE Grand Islander Timeshare Issuer LLC		3.280	09/26/33	4,761
		Series - 2019 A (Class A)
7,658,909	g	Capital Automotive REIT		3.660	10/15/44	7,644
		Series - 2014 1A (Class A)
359

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$6,621,278	g	Capital Automotive REIT		3.870%	04/15/47	$6,669
		Series - 2017 1A (Class A1)
9,000,000		Capital One Multi-Asset Execution Trust		1.720	08/15/24	8,969
		Series - 2019 A2 (Class A2)
5,800,000		Capital One Multi-Asset Execution Trust		2.430	01/15/25	5,871
		Series - 2017 A3 (Class A3)
5,950,000		Carmax Auto Owner Trust		2.180	08/15/24	5,962
		Series - 2019 3 (Class A3)
2,850,000		CarMax Auto Owner Trust		2.250	09/15/22	2,856
		Series - 2017 2 (Class A4)
4,100,000		CarMax Auto Owner Trust		2.330	05/15/23	4,115
		Series - 2017 4 (Class A4)
1,662,063	i	C-BASS Trust	LIBOR 1 M + 0.080%	1.872	07/25/36	1,627
		Series - 2006 CB6 (Class A1)
428,194	i	Chase Funding Mortgage Loan Asset-Backed Certificates		5.700	02/26/35	434
		Series - 2004 2 (Class 1M2)
304,952		CIT Group Home Equity Loan Trust (Step Bond)		6.200	02/25/30	307
		Series - 2002 1 (Class AF6)
650,000	i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.750%	2.542	01/25/36	649
		Series - 2006 WFH1 (Class M4)
9,500,000		CNH Equipment Trust		2.170	04/17/23	9,515
		Series - 2017 B (Class A4)
31,490,000		CNH Equipment Trust		2.360	11/15/24	31,649
		Series - 2017 C (Class A4)
2,000,000		CNH Equipment Trust		3.300	04/15/25	2,056
		Series - 2018 A (Class A4)
2,350,000		CNH Equipment Trust		3.220	01/15/26	2,432
		Series - 2019 A (Class A4)
20,712,300	g	DB Master Finance LLC		3.629	11/20/47	20,984
		Series - 2017 1A (Class A2I)
4,776,000	g	DB Master Finance LLC		3.787	05/20/49	4,878
		Series - 2019 1A (Class A2I)
8,268,450	g	DB Master Finance LLC		4.021	05/20/49	8,471
		Series - 2019 1A (Class A2II)
4,485,648	g	Diamond Resorts Owner Trust		3.700	01/21/31	4,589
		Series - 2018 1 (Class A)
12,217,658	g	Diamond Resorts Owner Trust		2.890	02/20/32	12,224
		Series - 2019 1A (Class A)
5,000,000		Discover Card Execution Note Trust		2.390	07/15/24	5,048
		Series - 2017 A2 (Class A2)
39,273,500	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	39,305
		Series - 2017 1A (Class A2II)
3,347,418	g,i	Ellington Loan Acquisition Trust	LIBOR 1 M + 1.100%	2.892	05/25/37	3,351
		Series - 2007 2 (Class A2C)
7,480,000		Ford Credit Auto Lease Trust		2.220	10/15/22	7,506
		Series - 2019 B (Class A3)
17,400,000	g	Ford Credit Auto Owner Trust		2.440	01/15/27	17,437
		Series - 2015 2 (Class A)
16,500,000	g	Ford Credit Auto Owner Trust		2.030	12/15/27	16,500
		Series - 2016 2 (Class A)
12,000,000	g	Ford Credit Auto Owner Trust		2.620	08/15/28	12,135
		Series - 2017 1 (Class A)
360

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$27,050,000	g	Ford Credit Auto Owner Trust		2.360%	03/15/29	$27,210
		Series - 2017 2 (Class A)
3,500,000		Ford Credit Floorplan Master Owner Trust		2.070	05/15/22	3,501
		Series - 2017 1 (Class A1)
5,000,000		Ford Credit Floorplan Master Owner Trust		2.390	08/15/22	5,011
		Series - 2015 5 (Class A)
12,000,000		Ford Credit Floorplan Master Owner Trust		2.230	09/15/24	12,024
		Series - 2019 3 (Class A1)
6,000,000		Ford Credit Floorplan Master Owner Trust		2.480	09/15/24	6,061
		Series - 2017 3 (Class A)
750,000	g,i	FREMF Mortgage Trust		4.020	03/25/49	784
		Series - 2016 K53 (Class B)
9,500,000		GM Financial Automobile Leasing Trust		1.750	07/16/24	9,443
		Series - 2019 4 (Class A3)
6,000,000	g	GM Financial Consumer Automobile Receivables Trust		2.130	03/16/23	6,006
		Series - 2017 3A (Class A4)
7,800,000		GM Financial Securitized Term		2.180	04/16/24	7,834
		Series - 2019 3 (Class A3)
7,000,000	g	GMF Floorplan Owner Revolving Trust		2.130	07/15/20	7,002
		Series - 2017 2 (Class A1)
4,000,000	g	GSCG Trust		2.936	09/06/34	4,025
		Series - 2019 600C (Class A)
616,598	g	HERO Funding Trust		3.280	09/20/48	623
		Series - 2017 2A (Class A1)
1,233,195	g	HERO Funding Trust		4.070	09/20/48	1,264
		Series - 2017 2A (Class A2)
5,250,000	g	Hertz Vehicle Financing II LP		3.710	03/25/23	5,385
		Series - 2019 1A (Class A)
15,500,000	g	Hertz Vehicle Financing II LP		3.290	02/25/24	15,855
		Series - 2018 1A (Class A)
5,000,000	g	Hertz Vehicle Financing II LP		3.420	05/25/25	5,150
		Series - 2019 2A (Class A)
10,000,000	g	Hertz Vehicle Financing LLC		4.030	07/25/24	10,457
		Series - 2018 3A (Class A)
5,098,868	g	Hilton Grand Vacations Trust		2.660	12/26/28	5,118
		Series - 2017 AA (Class A)
4,397,774	g	Hilton Grand Vacations Trust		2.960	12/26/28	4,413
		Series - 2017 AA (Class B)
2,385,525	g	Hilton Grand Vacations Trust		4.000	02/25/32	2,448
		Series - 2018 AA (Class C)
9,499,183	g	Hilton Grand Vacations Trust		2.340	07/25/33	9,483
		Series - 2019 AA (Class A)
817,344	i	Home Equity Asset Trust	LIBOR 1 M + 1.500%	3.986	06/25/33	820
		Series - 2003 1 (Class M1)
22,535,000		Honda Auto Receivables Owner Trust		1.830	01/18/24	22,478
		Series - 2019 4 (Class A3)
4,970,238	g	Horizon Aircraft Finance III Ltd		3.425	11/15/39	4,941
		Series - 2019 2 (Class A)
3,750,000	g	Hyundai Auto Lease Securitization Trust		2.210	09/15/21	3,752
		Series - 2017 C (Class A4)
605,895	i	Irwin Home Equity Corp	LIBOR 1 M + 0.760%	2.552	02/25/34	603
		Series - 2005 A (Class A3)
361

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$6,871,568	g	JG Wentworth XXII LLC		3.820%	12/15/48	$7,080
		Series - 2010 3A (Class A)
6,700,000		John Deere Owner Trust		2.110	07/15/24	6,705
		Series - 2017 B (Class A4)
4,807,683	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.320%	2.112	03/25/37	4,721
		Series - 2007 CH3 (Class A1B)
20,334,775	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	1.952	06/25/37	20,028
		Series - 2007 CH5 (Class A1)
4,250,000	g	MMAF Equipment Finance LLC		2.070	10/12/22	4,250
		Series - 2019 B (Class A2)
2,109,241	g	MVW Owner Trust		2.520	12/20/32	2,108
		Series - 2015 1A (Class A)
5,226,363	g	MVW Owner Trust		2.420	12/20/34	5,235
		Series - 2017 1A (Class A)
5,800,025	g	MVW Owner Trust		3.450	01/21/36	5,960
		Series - 2018 1A (Class A)
5,660,406	g	MVW Owner Trust		2.890	11/20/36	5,729
		Series - 2019 1A (Class A)
1,386,131	g	MVW Owner Trust		3.330	11/20/36	1,400
		Series - 2019 1A (Class C)
16,236,890	g	MVW Owner Trust		2.220	10/20/38	16,127
		Series - 2019 2A (Class A)
4,400,000	g	Navient Student Loan Trust		3.390	12/15/59	4,516
		Series - 2019 BA (Class A2A)
1,560,272	g	Orange Lake Timeshare Trust		3.100	11/08/30	1,573
		Series - 2018 A (Class A)
14,318,750	g	Planet Fitness Master Issuer LLC		4.262	09/05/48	14,557
		Series - 2018 1A (Class A2I)
3,552,632	g	Pretium Mortgage Credit Partners I LLC (Step Bond)		3.844	12/25/58	3,559
		Series - 2019 NPL2 (Class A1)
3,637,852	g	Pretium Mortgage Credit Partners I LLC (Step Bond)		4.213	07/25/60	3,644
		Series - 2019 NPL1 (Class A1)
4,491,640	g	Progress Residential Trust		2.897	12/17/34	4,495
		Series - 2017 SFR2 (Class A)
2,809,000	g	Progress Residential Trust		2.937	10/17/36	2,793
		Series - 2019 SFR4 (Class B)
4,789,615	g	PRPM LLC (Step Bond)		3.967	04/25/24	4,801
		Series - 2019 2A (Class A1)
2,790,000	i	RASC Trust	LIBOR 1 M + 0.590%	3.080	08/25/35	2,793
		Series - 2005 KS8 (Class M4)
13,532	i	Renaissance Home Equity Loan Trust	LIBOR 1 M + 0.880%	2.672	08/25/33	13
		Series - 2003 2 (Class A)
4,118,354		Santander Drive Auto Receivables Trust		3.190	03/15/22	4,122
		Series - 2018 5 (Class A3)
6,000,000		Santander Drive Auto Receivables Trust		2.800	08/15/22	6,037
		Series - 2016 3 (Class D)
6,940,000		Santander Drive Auto Receivables Trust		2.160	11/15/22	6,950
		Series - 2019 3 (Class A3)
8,000,000		Santander Drive Auto Receivables Trust		3.170	04/17/23	8,068
		Series - 2017 1 (Class D)
4,250,000		Santander Drive Auto Receivables Trust		3.210	09/15/23	4,285
		Series - 2019 1 (Class B)
362

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$6,000,000	g	Santander Retail Auto Lease Trust	2.370%	01/20/22	$6,007
		Series - 2017 A (Class A4)
6,750,000	g	Santander Retail Auto Lease Trust	1.890	09/20/22	6,737
		Series - 2019 C (Class A2A)
14,700,000	g	Santander Retail Auto Lease Trust	2.300	01/20/23	14,746
		Series - 2019 B (Class A3)
6,750,000	g	Santander Retail Auto Lease Trust	1.860	02/21/23	6,712
		Series - 2019 C (Class A3)
4,950,000	g	Santander Retail Auto Lease Trust	1.930	11/20/23	4,916
		Series - 2019 C (Class A4)
1,836,071	g	Sierra Timeshare Receivables Funding LLC	2.580	09/20/32	1,837
		Series - 2015 3A (Class A)
2,214,706	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	2,216
		Series - 2015 3A (Class B)
1,107,571	g	Sierra Timeshare Receivables Funding LLC	3.080	03/21/33	1,113
		Series - 2016 1A (Class A)
3,628,647	g	Sierra Timeshare Receivables Funding LLC	2.330	07/20/33	3,619
		Series - 2016 2A (Class A)
577,810	g	Sierra Timeshare Receivables Funding LLC	2.780	07/20/33	577
		Series - 2016 2A (Class B)
2,669,475	g	Sierra Timeshare Receivables Funding LLC	2.430	10/20/33	2,663
		Series - 2016 3A (Class A)
1,581,911	g	Sierra Timeshare Receivables Funding LLC	2.630	10/20/33	1,576
		Series - 2016 3A (Class B)
8,843,111	g	Sierra Timeshare Receivables Funding LLC	2.910	03/20/34	8,904
		Series - 2017 1A (Class A)
4,076,595	g	Sierra Timeshare Receivables Funding LLC	3.200	03/20/34	4,098
		Series - 2017 1A (Class B)
3,956,084	g	Sierra Timeshare Receivables Funding LLC	3.500	06/20/35	4,017
		Series - 2018 2A (Class A)
4,541,650	g	Sierra Timeshare Receivables Funding LLC	4.170	09/20/35	4,637
		Series - 2018 3A (Class C)
5,657,677	g	Sierra Timeshare Receivables Funding LLC	3.200	01/20/36	5,707
		Series - 2019 1A (Class A)
6,540,667	g	Sierra Timeshare Receivables Funding LLC	3.770	01/20/36	6,644
		Series - 2019 1A (Class C)
9,104,526	g	Sierra Timeshare Receivables Funding LLC	2.590	05/20/36	9,108
		Series - 2019 2A (Class A)
5,666,926	g	Sierra Timeshare Receivables Funding LLC	2.340	08/20/36	5,653
		Series - 2019 3A (Class A)
2,155,823	g	SMB Private Education Loan Trust	2.490	06/15/27	2,159
		Series - 2015 A (Class A2A)
4,721,799	g	SMB Private Education Loan Trust	2.750	07/15/27	4,743
		Series - 2015 C (Class A2A)
8,522,825	g	SMB Private Education Loan Trust	2.430	02/17/32	8,472
		Series - 2016 B (Class A2A)
12,526,290	g	SMB Private Education Loan Trust	2.880	09/15/34	12,571
		Series - 2017 A (Class A2A)
13,535,113	g	SMB Private Education Loan Trust	2.820	10/15/35	13,556
		Series - 2017 B (Class A2A)
5,000,000	g	SMB Private Education Loan Trust	3.500	02/15/36	5,180
		Series - 2018 A (Class A2A)
363

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$4,553,925	g	Sofi Professional Loan Program LLC		3.120%	02/25/48	$4,579
		Series - 2018 D (Class A1FX)
5,500,000	g	Sofi Professional Loan Program LLC		3.690	06/15/48	5,680
		Series - 2019 A (Class A2FX)
11,020,882	g	SoFi Professional Loan Program LLC		2.340	04/25/33	11,022
		Series - 2016 D (Class A2B)
9,946,683	g	SoFi Professional Loan Program LLC		2.490	01/25/36	9,945
		Series - 2016 E (Class A2B)
1,763,101	g	SoFi Professional Loan Program LLC		2.760	12/26/36	1,769
		Series - 2016 A (Class A2)
4,139,555	g	SoFi Professional Loan Program LLC		2.400	03/26/40	4,146
		Series - 2017 A (Class A2B)
11,143,147	g	SoFi Professional Loan Program LLC		2.740	05/25/40	11,181
		Series - 2017 B (Class A2FX)
3,892,054	g	SoFi Professional Loan Program LLC		2.630	07/25/40	3,884
		Series - 2017 C (Class A2B)
10,556,000	g	SoFi Professional Loan Program LLC		2.720	11/26/40	10,639
		Series - 2017 E (Class A2B)
13,500,000	g	SoFi Professional Loan Program LLC		2.840	01/25/41	13,602
		Series - 2017 F (Class A2FX)
21,000,000	g	SoFi Professional Loan Program LLC		2.950	02/25/42	21,185
		Series - 2018 A (Class A2B)
2,745,520	g,i	Starwood Waypoint Homes	LIBOR 1 M + 0.950%	2.690	01/17/35	2,740
		Series - 2017 1 (Class A)
269,159	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 0.900%	2.692	09/25/34	265
		Series - 2004 8 (Class M1)
992,368	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 1.000%	2.792	09/25/34	992
		Series - 2004 8 (Class A9)
9,000,000		Synchrony Credit Card Master Note Trust		2.620	10/15/25	9,133
		Series - 2017 2 (Class A)
16,929,000	g	Taco Bell Funding LLC		4.318	11/25/48	17,321
		Series - 2018 1A (Class A2I)
20,500,000	g	Tesla Auto Lease Trust		2.160	10/20/22	20,462
		Series - 2019 A (Class A3)
4,541,746	g	TLF National Tax Lien Trust		3.090	12/15/29	4,552
		Series - 2017 1A (Class A)
11,675,000		Toyota Auto Receivables Owner Trust		1.910	09/15/23	11,678
		Series - 2019 C (Class A3)
6,980,000	g	Tricon American Homes Trust		4.878	11/17/33	7,088
		Series - 2016 SFR1 (Class E)
953,794	g	Tricon American Homes Trust		2.716	09/17/34	953
		Series - 2017 SFR1 (Class A)
3,938,826	g	Tricon American Homes Trust		2.928	01/17/36	3,965
		Series - 2017 SFR2 (Class A)
12,548,000		UBS Commercial Mortgage Trust		3.256	06/15/50	12,909
		Series - 2017 C1 (Class ASB)
2,000,000		UBS Commercial Mortgage Trust		3.366	10/15/50	2,074
		Series - 2017 C4 (Class ASB)
1,512,464	g	Verizon Owner Trust		1.920	12/20/21	1,512
		Series - 2017 2A (Class A)
49,400,000		Verizon Owner Trust		3.230	04/20/23	50,230
		Series - 2018 A (Class A1A)
20,000,000		Verizon Owner Trust		1.940	04/22/24	19,974
		Series - 2019 C (Class A1A)
364

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$4,000,000		Volkswagen Auto Lease Trust		2.000%	03/21/22	$3,999
		Series - 2019 A (Class A2A)
4,262,829	g	VOLT LXII LLC (Step Bond)		3.125	09/25/47	4,267
		Series - 2017 NPL9 (Class A1)
4,715,031	g	VOLT LXXV LLC (Step Bond)		4.336	01/25/49	4,743
		Series - 2019 NPL1 (Class A1A)
6,295,694	g	VOLT LXXV LLC (Step Bond)		3.967	02/25/49	6,314
		Series - 2019 NPL2 (Class A1)
4,731,907	g	VOLT LXXV LLC (Step Bond)		3.967	03/25/49	4,756
		Series - 2019 NPL3 (Class A1)
1,642,000	g	VOLT LXXV LLC (Step Bond)		3.967	10/25/49	1,634
		Series - 2019 NPL7 (Class A1B)
6,600,000	g	VOLT LXXXIV LLC (Step Bond)		3.967	12/27/49	6,591
		Series - 2019 NP10 (Class A1B)
31,850,000	g	Wendys Funding LLC		3.573	03/15/48	32,183
		Series - 2018 1A (Class A2I)
3,000,000		World Financial Network Credit Card Master Trust		2.030	04/15/25	2,997
		Series - 2016 A (Class A)
9,000,000		World Omni Auto Receivables Trust		2.250	10/16/23	9,018
		Series - 2017 B (Class A4)
		TOTAL ASSET BACKED				1,229,768

OTHER MORTGAGE BACKED - 10.2%
4,200,000	g,i	20 Times Square Trust		3.100	05/15/35	4,261
		Series - 2018 20TS (Class B)
25,000,000	g,i	20 TSQ GROUNDCO LLC		3.100	05/15/35	24,675
		Series - 2018 20TS (Class E)
2,697,239	g,i	Agate Bay Mortgage Trust		3.500	11/25/44	2,739
		Series - 2014 3 (Class A13)
7,988,318	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	7,910
		Series - 2015 6 (Class A9)
1,015,895	i	Alternative Loan Trust	LIBOR 1 M + 0.500%	2.292	06/25/34	1,031
		Series - 2004 8CB (Class M1)
16,850,000	i	BANK		0.756	12/15/52	984
		Series - 2019 BN23 (Class XA)
4,000,000		BANK		3.203	12/15/52	4,081
		Series - 2019 BN23 (Class AS)
54,630,000	i	BANK		0.768	11/15/62	2,989
		Series - 2019 BN24 (Class XA)
8,000,000		BANK		3.283	11/15/62	8,188
		Series - 2019 BN24 (Class AS)
3,850,000	g	BBCMS Mortgage Trust		3.821	09/05/32	3,866
		Series - 2013 TYSN (Class C)
1,500,000	g,i	BBCMS Mortgage Trust		4.267	08/05/38	1,362
		Series - 2018 CHRS (Class E)
5,000,000		BBCMS Mortgage Trust		3.488	02/15/50	5,230
		Series - 2017 C1 (Class ASB)
2,000,000		Benchmark Mortgage Trust		3.419	08/15/52	2,078
		Series - 2019 B12 (Class AS)
15,650,000	i	Benchmark Mortgage Trust		0.949	12/15/72	1,000
		Series - 2019 B15 (Class XA)
365

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$6,000,000		Benchmark Mortgage Trust	3.231%	12/15/72	$6,125
		Series - 2019 B15 (Class AS)
1,500,000		Benchmark Mortgage Trust	3.839	12/15/72	1,509
		Series - 2019 B15 (Class C)
2,500,000	g	BWAY Mortgage Trust	3.342	01/10/35	2,499
		Series - 2015 1740 (Class C)
7,698,000	i	CCUBS Commercial Mortgage Trust	3.462	11/15/50	8,074
		Series - 2017 C1 (Class ASB)
5,167,000		CD Mortgage Trust	2.622	08/10/49	5,223
		Series - 2016 CD1 (Class ASB)
9,000,000		CD Mortgage Trust	2.926	08/10/49	9,042
		Series - 2016 CD1 (Class AM)
5,750,000	i	CD Mortgage Trust	3.879	11/10/49	5,998
		Series - 2016 CD2 (Class B)
1,000,000	i	CD Mortgage Trust	4.028	11/10/49	1,026
		Series - 2016 CD2 (Class C)
1,000,000		CD Mortgage Trust	3.453	02/10/50	1,041
		Series - 2017 CD3 (Class AAB)
5,000,000		CD Mortgage Trust	3.220	08/15/50	5,176
		Series - 2017 CD5 (Class AAB)
1,720,000	i	CD Mortgage Trust	3.684	08/15/50	1,805
		Series - 2017 CD5 (Class AS)
3,457,000		CD Mortgage Trust	2.812	08/15/57	3,512
		Series - 2019 CD8 (Class ASB)
1,000,000	g,i	CFCRE Commercial Mortgage Trust	6.089	04/15/44	1,037
		Series - 2011 C1 (Class C)
950,200		CFCRE Commercial Mortgage Trust	3.121	05/10/58	974
		Series - 2016 C4 (Class AHR)
2,100,000	g	CGBAM Commercial Mortgage Trust	3.768	04/10/28	2,099
		Series - 2015 SMRT (Class D)
5,300,000		CGMS Commercial Mortgage Trust	3.243	08/15/50	5,499
		Series - 2017 B1 (Class AAB)
1,989,947	i	CHL Mortgage Pass-Through Trust	3.832	02/20/35	2,007
		Series - 2004 HYB9 (Class 1A1)
5,750,000	g	Citigroup Commercial Mortgage Trust	3.341	05/10/36	5,951
		Series - 2019 PRM (Class A)
2,400,000		Citigroup Commercial Mortgage Trust	4.023	03/10/47	2,550
		Series - 2014 GC19 (Class A4)
3,963,922		Citigroup Commercial Mortgage Trust	3.371	10/10/47	4,051
		Series - 2014 GC25 (Class AAB)
1,700,000	i	Citigroup Commercial Mortgage Trust	3.758	04/10/48	1,749
		Series - 2015 GC29 (Class B)
3,000,000	i	Citigroup Commercial Mortgage Trust	4.136	04/10/48	3,122
		Series - 2015 GC29 (Class C)
1,431,582		Citigroup Commercial Mortgage Trust	1.506	05/10/49	1,426
		Series - 2016 C1 (Class A1)
6,765,000		Citigroup Commercial Mortgage Trust	3.764	10/12/50	7,158
		Series - 2017 C4 (Class AS)
48,328,444	i	Citigroup Commercial Mortgage Trust	0.631	11/10/52	2,473
		Series - 2019 GC43 (Class XA)
5,000,000		Citigroup Commercial Mortgage Trust	3.038	11/10/52	5,149
		Series - 2019 GC43 (Class A4)
2,000,000		Citigroup Commercial Mortgage Trust	3.778	09/10/58	2,136
		Series - 2015 GC33 (Class A4)
366

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$461,616	i	COBALT CMBS Commercial Mortgage Trust	5.646%	04/15/47	$464
		Series - 2007 C2 (Class C)
2,247,000	g	COMM Mortgage Trust	3.086	08/10/29	2,258
		Series - 2016 GCT (Class B)
5,000,000	g	COMM Mortgage Trust	3.244	10/10/29	5,149
		Series - 2017 PANW (Class A)
3,727,236		COMM Mortgage Trust	2.853	10/15/45	3,772
		Series - 2012 CR4 (Class A3)
3,359,721	g,i	COMM Mortgage Trust	3.954	06/10/46	3,485
		Series - 2013 CR8 (Class B)
2,000,000	g,i	COMM Mortgage Trust	4.789	08/10/46	2,146
		Series - 2013 CR10 (Class B)
4,780,000	g,i	COMM Mortgage Trust	4.789	08/10/46	5,065
		Series - 2013 CR10 (Class C)
3,000,000		COMM Mortgage Trust	4.199	03/10/47	3,154
		Series - 2014 UBS2 (Class AM)
750,000		COMM Mortgage Trust	4.174	05/10/47	795
		Series - 2014 CR17 (Class AM)
1,843,000	i	COMM Mortgage Trust	4.725	07/15/47	1,939
		Series - 2014 CR18 (Class C)
1,500,000	i	COMM Mortgage Trust	4.747	08/10/47	1,580
		Series - 2014 CR19 (Class C)
12,131,817		COMM Mortgage Trust	3.917	10/10/47	12,852
		Series - 2014 LC17 (Class A5)
1,185,000	i	COMM Mortgage Trust	4.490	10/10/47	1,253
		Series - 2014 LC17 (Class B)
800,979	i	COMM Mortgage Trust	3.829	02/10/48	832
		Series - 2015 LC19 (Class B)
1,000,000	g	COMM Mortgage Trust	3.000	03/10/48	874
		Series - 2015 CR22 (Class E)
1,445,000		COMM Mortgage Trust	3.309	03/10/48	1,506
		Series - 2015 CR22 (Class A5)
3,382,775	i	COMM Mortgage Trust	3.603	03/10/48	3,526
		Series - 2015 CR22 (Class AM)
1,805,000	i	COMM Mortgage Trust	4.125	03/10/48	1,885
		Series - 2015 CR22 (Class C)
3,248,976	g,i	COMM Mortgage Trust	3.685	05/10/48	3,256
		Series - 2015 CR23 (Class CMB)
5,150,000		COMM Mortgage Trust	3.801	05/10/48	5,430
		Series - 2015 CR23 (Class AM)
4,000,000	i	COMM Mortgage Trust	4.183	05/10/48	4,236
		Series - 2015 CR23 (Class B)
3,649,000	i	COMM Mortgage Trust	4.250	05/10/48	3,823
		Series - 2015 CR23 (Class C)
4,900,000		COMM Mortgage Trust	3.421	07/10/48	5,053
		Series - 2015 LC21 (Class ASB)
1,500,000	i	COMM Mortgage Trust	3.463	08/10/48	1,393
		Series - 2015 CR24 (Class D)
2,000,000		COMM Mortgage Trust	3.696	08/10/48	2,126
		Series - 2015 CR24 (Class A5)
5,000,000	i	COMM Mortgage Trust	4.028	08/10/48	5,327
		Series - 2015 CR24 (Class AM)
367

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$1,467,000	i	COMM Mortgage Trust		4.378%	08/10/48	$1,544
		Series - 2015 CR24 (Class C)
3,685,000	i	COMM Mortgage Trust		4.378	08/10/48	3,915
		Series - 2015 CR24 (Class B)
1,352,000		COMM Mortgage Trust		3.612	10/10/48	1,431
		Series - 2015 CR27 (Class A4)
2,472,210		COMM Mortgage Trust		3.630	10/10/48	2,617
		Series - 2015 CR26 (Class A4)
1,575,000		COMM Mortgage Trust		3.774	10/10/48	1,683
		Series - 2015 LC23 (Class A4)
8,212,000	i	COMM Mortgage Trust		4.360	10/10/48	8,804
		Series - 2015 CR27 (Class B)
1,375,000	i	COMM Mortgage Trust		4.484	10/10/48	1,480
		Series - 2015 CR26 (Class B)
1,064,224		COMM Mortgage Trust		3.651	02/10/49	1,107
		Series - 2016 CR28 (Class AHR)
4,650,000	i	COMM Mortgage Trust		4.646	02/10/49	5,084
		Series - 2016 CR28 (Class B)
1,000,000		COMM Mortgage Trust		3.961	05/10/51	1,091
		Series - 2018 COR3 (Class A2)
8,500,000		COMM Mortgage Trust		3.263	08/15/57	8,585
		Series - 2019 GC44 (Class AM)
24,795,067	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	4.392	05/25/24	25,819
		Series - 2014 C02 (Class 1M2)
2,427,303	i	Connecticut Avenue Securities	LIBOR 1 M + 5.000%	6.792	11/25/24	2,623
		Series - 2014 C04 (Class 2M2)
37,848	i	Connecticut Avenue Securities	LIBOR 1 M + 1.450%	3.242	01/25/29	38
		Series - 2016 C04 (Class 1M1)
3,204,615	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	3.092	04/25/29	3,209
		Series - 2016 C06 (Class 1M1)
3,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	6.042	04/25/29	3,222
		Series - 2016 C06 (Class 1M2)
1,586,354	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	2.165	07/25/29	1,588
		Series - 2017 C01 (Class 1M1)
4,765,000	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	2.642	09/25/29	4,713
		Series - 2017 C02 (Class 2ED4)
9,035,815	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	3.992	01/25/30	9,138
		Series - 2017 C05 (Class 1M2A)
7,452,371	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	2.392	07/25/30	7,450
		Series - 2018 C01 (Class 1M1)
8,887,281	i	Connecticut Avenue Securities	LIBOR 1 M + 0.900%	2.692	08/25/30	8,878
		Series - 2018 C02 (Class 2EA2)
10,670,000	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	2.642	10/25/30	10,655
		Series - 2018 C03 (Class 1EA2)
1,005,000	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.450%	4.242	07/25/31	1,017
		Series - 2019 R01 (Class 2M2)
3,026,000	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.150%	3.942	09/25/31	3,049
		Series - 2019 R03 (Class 1M2)
3,197,967	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	2.542	06/25/39	3,198
		Series - 2019 R04 (Class 2M1)
14,977,471	i	Connecticut Avenue Securities Trust	LIBOR 1 M + 3.000%	4.792	07/25/24	15,755
		Series - 2014 C03 (Class 1M2)
9,500,000	g	CPT Mortgage Trust		2.865	11/13/39	9,533
		Series - 2019 CPT (Class A)
368

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$2,000,000	g,i	CPT Mortgage Trust		2.997%	11/13/39	$1,862
		Series - 2019 CPT (Class E)
7,400,000	g,i	Credit Suisse Commercial Mortgage Trust		3.728	11/10/32	7,753
		Series - 2017 CALI (Class B)
2,773,000	g,i	Credit Suisse Commercial Mortgage Trust	LIBOR 1 M + 0.650%	2.442	05/25/36	2,766
		Series - 2006 CF2 (Class M3)
15,521,771	g,i	Credit Suisse Commercial Mortgage Trust		3.500	02/25/48	15,824
		Series - 2018 J1 (Class A11)
4,689,000	g,i	Credit Suisse Commercial Mortgage Trust		5.897	01/15/49	5,762
		Series - 2007 C2 (Class C)
4,171,000		CSAIL Commercial Mortgage Trust		3.314	11/15/49	4,299
		Series - 2016 C7 (Class ASB)
11,000,000		DBJPM Mortgage Trust		2.756	08/10/49	11,169
		Series - 2016 C3 (Class ASB)
10,000,000		DBJPM Mortgage Trust		3.121	06/10/50	10,322
		Series - 2017 C6 (Class ASB)
17,410,000	g	DBUBS Mortgage Trust		3.452	10/10/34	18,130
		Series - 2017 BRBK (Class A)
15,500,000	g,i	DBUBS Mortgage Trust		3.530	10/10/34	16,069
		Series - 2017 BRBK (Class B)
3,193,375	g	DBUBS Mortgage Trust		4.452	05/10/44	3,260
		Series - 2011 LC3A (Class PM1)
23,978,511	g	DBUBS Mortgage Trust		4.537	07/10/44	24,482
		Series - 2011 LC2A (Class A4)
3,100,000	g,i	DBUBS Mortgage Trust		4.998	07/10/44	3,197
		Series - 2011 LC2A (Class B)
5,000,000	g,i	DBUBS Mortgage Trust		5.530	07/10/44	5,185
		Series - 2011 LC2A (Class C)
2,084,000	g,i	DBUBS Mortgage Trust		5.334	08/10/44	2,156
		Series - 2011 LC3A (Class B)
5,500,000	g,i	DBUBS Mortgage Trust		5.334	08/10/44	5,696
		Series - 2011 LC3A (Class AM)
5,625,000	g,i	DBUBS Mortgage Trust		5.702	11/10/46	5,758
		Series - 2011 LC1A (Class C)
2,812,446	i	Fieldstone Mortgage Investment Trust	LIBOR 1 M + 0.735%	2.527	12/25/35	2,801
		Series - 2005 2 (Class M2)
2,586,674	g,i	FirstKey Mortgage Trust		3.500	11/25/44	2,625
		Series - 2014 1 (Class A8)
6,384,822	g,i	Flagstar Mortgage Trust		3.500	03/25/47	6,508
		Series - 2017 1 (Class 1A5)
2,547,764	g,i	Flagstar Mortgage Trust		4.000	09/25/48	2,582
		Series - 2018 5 (Class A11)
10,000,000	g	GRACE Mortgage Trust		3.369	06/10/28	10,106
		Series - 2014 GRCE (Class A)
8,970,000	g	GRACE Mortgage Trust		3.520	06/10/28	9,059
		Series - 2014 GRCE (Class B)
1,547,753	i	Greenwich Capital Commercial Funding Corp		5.619	07/10/38	1,556
		Series - 2006 GG7 (Class AM)
5,943,000	g	GS Mortgage Securities Corp II		3.551	04/10/34	6,074
		Series - 2012 ALOH (Class A)
4,430,000	g	GS Mortgage Securities Corp II		2.954	11/05/34	4,486
		Series - 2012 BWTR (Class A)
369

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$5,910,000	g,i	GS Mortgage Securities Trust		5.180%	12/10/43	$6,046
		Series - 2010 C2 (Class B)
2,250,000		GS Mortgage Securities Trust		2.635	05/10/49	2,257
		Series - 2016 GS2 (Class A2)
1,000,000		GS Mortgage Securities Trust		3.143	10/10/49	1,012
		Series - 2016 GS3 (Class AS)
2,000,000		GS Mortgage Securities Trust		3.674	03/10/50	2,139
		Series - 2017 GS5 (Class A4)
4,000,000	i	GS Mortgage Securities Trust		3.826	03/10/50	4,254
		Series - 2017 GS5 (Class AS)
12,000,000		GS Mortgage Securities Trust		3.230	05/10/50	12,432
		Series - 2017 GS6 (Class AAB)
6,000,000		GS Mortgage Securities Trust		3.433	05/10/50	6,332
		Series - 2017 GS6 (Class A3)
3,000,000	i	GS Mortgage Securities Trust		4.052	05/10/50	3,095
		Series - 2015 GC30 (Class C)
3,000,000		GS Mortgage Securities Trust		3.837	11/10/50	3,215
		Series - 2017 GS8 (Class ABP)
4,000,000	g,i	GS Mortgage Securities Trust		3.550	07/10/52	4,086
		Series - 2019 GC40 (Class DBC)
3,580,109	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	2.384	08/19/45	3,564
		Series - 2005 11 (Class 2A1A)
6,000,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	6,034
		Series - 2016 10HY (Class A)
2,500,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	2,515
		Series - 2016 10HY (Class B)
7,250,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	7,208
		Series - 2016 10HY (Class C)
8,000,000	g,i	Hudson Yards Mortgage Trust		3.041	12/10/41	7,676
		Series - 2019 55HY (Class D)
3,000,000	g,i	Hudson Yards Mortgage Trust		3.041	12/10/41	2,795
		Series - 2019 55HY (Class E)
534,816	i	Impac CMB Trust	LIBOR 1 M + 0.660%	2.452	03/25/35	535
		Series - 2004 11 (Class 2A1)
22,288,253	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.717	02/15/46	22,661
		Series - 2011 C3 (Class A4)
10,975,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.360	02/15/46	11,083
		Series - 2011 C3 (Class C)
15,597,177	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.388	07/15/46	15,907
		Series - 2011 C4 (Class A4)
15,000,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.801	07/15/46	15,416
		Series - 2011 C4 (Class B)
6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.396	07/15/46	6,671
		Series - 2011 C4 (Class C)
1,430,000		JP Morgan Chase Commercial Mortgage Securities Trust		3.914	01/15/49	1,541
		Series - 2015 JP1 (Class A5)
370

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$750,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.119%	01/15/49	$800
		Series - 2015 JP1 (Class AS)
7,000,000		JP Morgan Chase Commercial Mortgage Securities Trust	2.713	08/15/49	7,106
		Series - 2016 JP2 (Class ASB)
4,500,000		JP Morgan Chase Commercial Mortgage Securities Trust	3.379	09/15/50	4,664
		Series - 2017 JP7 (Class A3)
4,854,313	g,i	JP Morgan Mortgage Trust	3.219	12/25/44	4,837
		Series - 2015 1 (Class B1)
1,316,060	g,i	JP Morgan Mortgage Trust	3.500	05/25/45	1,337
		Series - 2015 3 (Class A19)
9,084,095	g,i	JP Morgan Mortgage Trust	3.500	10/25/45	9,168
		Series - 2015 6 (Class A13)
2,721,895	g,i	JP Morgan Mortgage Trust	3.500	05/25/46	2,720
		Series - 2016 1 (Class A13)
920,963	g,i	JP Morgan Mortgage Trust	3.500	05/25/46	925
		Series - 2016 1 (Class A5)
485,217	g,i	JP Morgan Mortgage Trust	3.500	01/25/47	493
		Series - 2017 1 (Class A3)
5,963,039	g,i	JP Morgan Mortgage Trust	3.500	05/25/47	5,981
		Series - 2017 2 (Class A13)
9,584,016	g,i	JP Morgan Mortgage Trust	3.500	05/25/47	9,715
		Series - 2017 2 (Class A5)
822,300	g,i	JP Morgan Mortgage Trust	3.500	08/25/47	831
		Series - 2017 3 (Class 1A5)
1,973,650	g,i	JP Morgan Mortgage Trust	3.500	09/25/48	2,018
		Series - 2018 3 (Class A13)
2,848,730	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	2,888
		Series - 2018 4 (Class A5)
665,532	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	681
		Series - 2018 4 (Class A13)
2,588,766	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	2,648
		Series - 2018 5 (Class A13)
839,576	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	847
		Series - 2018 8 (Class A5)
2,991,016	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	3,032
		Series - 2018 8 (Class A13)
8,595,268	g,i	JP Morgan Mortgage Trust	4.000	02/25/49	8,758
		Series - 2018 9 (Class A13)
7,979,426	g,i	JP Morgan Mortgage Trust	4.000	05/25/49	8,054
		Series - 2019 1 (Class A15)
4,759,709	g,i	JP Morgan Mortgage Trust	4.000	05/25/49	4,820
		Series - 2019 1 (Class A3)
1,569,382	g,i	JP Morgan Mortgage Trust	4.764	09/25/49	1,678
		Series - 2019 3 (Class B1)
62,768	g,i	JP Morgan Mortgage Trust	4.000	11/25/49	63
		Series - 2019 5 (Class A4)
4,500,000		JPMBB Commercial Mortgage Securities Trust	3.775	08/15/47	4,767
		Series - 2014 C21 (Class A5)
5,000,000		JPMBB Commercial Mortgage Securities Trust	3.997	08/15/47	5,259
		Series - 2014 C21 (Class AS)
371

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$2,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.469%	09/15/47	$2,140
		Series - 2014 C23 (Class B)
3,000,000		JPMBB Commercial Mortgage Securities Trust		3.898	02/15/48	3,110
		Series - 2015 C27 (Class B)
2,556,000		JPMBB Commercial Mortgage Securities Trust		3.611	05/15/48	2,702
		Series - 2015 C29 (Class A4)
2,500,000	i	JPMBB Commercial Mortgage Securities Trust		3.917	05/15/48	2,634
		Series - 2015 C29 (Class AS)
2,500,000	i	JPMBB Commercial Mortgage Securities Trust		4.118	05/15/48	2,616
		Series - 2015 C29 (Class B)
3,500,000		JPMBB Commercial Mortgage Securities Trust		4.106	08/15/48	3,727
		Series - 2015 C31 (Class AS)
9,125,000	i	JPMBB Commercial Mortgage Securities Trust		4.617	08/15/48	9,839
		Series - 2015 C31 (Class B)
3,253,000	i	JPMBB Commercial Mortgage Securities Trust		4.617	08/15/48	3,403
		Series - 2015 C31 (Class C)
2,610,000		JPMBB Commercial Mortgage Securities Trust		3.576	03/15/49	2,769
		Series - 2016 C1 (Class A5)
2,000,000	i	JPMCC Commercial Mortgage Securities Trust		3.876	03/15/50	2,123
		Series - 2017 JP5 (Class AS)
1,300,000	i	JPMDB Commercial Mortgage Securities Trust		3.638	12/15/49	1,340
		Series - 2016 C4 (Class B)
3,400,000	g	Ladder Capital Commercial Mortgage Securities		3.575	02/15/36	3,534
		Series - 2013 GCP (Class A1)
10,000,000	g	Ladder Capital Commercial Mortgage Securities		3.357	07/12/50	10,352
		Series - 2017 LC26 (Class ASB)
7,250,000	g	Liberty Street Trust		3.597	02/10/36	7,650
		Series - 2016 225L (Class A)
4,000,000	g,i	MAD Mortgage Trust		3.188	08/15/34	4,085
		Series - 2017 330M (Class A)
1,023,599	i	Merrill Lynch Mortgage Investors Trust	LIBOR 1 M + 0.260%	2.278	01/25/37	987
		Series - 2006 WMC1 (Class A1B)
2,016,492		Morgan Stanley Bank of America Merrill Lynch Trust		2.469	02/15/46	2,025
		Series - 2013 C7 (Class AAB)
2,911,099	g	Morgan Stanley Bank of America Merrill Lynch Trust		3.989	12/15/46	3,049
		Series - 2014 C19 (Class LNC1)
2,397,940	g	Morgan Stanley Bank of America Merrill Lynch Trust		4.384	12/15/46	2,535
		Series - 2014 C19 (Class LNC2)
1,483,112		Morgan Stanley Bank of America Merrill Lynch Trust		3.669	02/15/47	1,497
		Series - 2014 C14 (Class A3)
221,202		Morgan Stanley Bank of America Merrill Lynch Trust		3.194	10/15/47	221
		Series - 2014 C18 (Class A2)
2,650,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.832	12/15/47	2,789
		Series - 2014 C19 (Class AS)
1,600,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.605	02/15/48	1,665
		Series - 2015 C20 (Class AS)
372

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$2,500,000	i	Morgan Stanley Bank of America Merrill Lynch Trust		4.462%	02/15/48	$2,614
		Series - 2015 C20 (Class C)
2,500,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.338	03/15/48	2,602
		Series - 2015 C21 (Class A4)
5,500,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.652	03/15/48	5,724
		Series - 2015 C21 (Class AS)
2,925,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.306	04/15/48	3,044
		Series - 2015 C22 (Class A4)
3,000,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.561	04/15/48	3,097
		Series - 2015 C22 (Class AS)
9,695,000	g,i	Morgan Stanley Capital I Trust		3.402	07/13/29	9,810
		Series - 2014 CPT (Class AM)
2,000,000	g,i	Morgan Stanley Capital I Trust		3.446	07/13/29	2,010
		Series - 2014 CPT (Class E)
966,324	i	Morgan Stanley Capital I Trust	LIBOR 1 M + 0.825%	2.617	08/25/34	964
		Series - 2004 HE6 (Class M1)
7,548,000	g	Morgan Stanley Capital I Trust		4.193	09/15/47	7,613
		Series - 2011 C1 (Class F)
3,450,000	g,i	Morgan Stanley Capital I Trust		5.375	09/15/47	3,535
		Series - 2011 C1 (Class D)
2,795,000	i	Morgan Stanley Capital I Trust		3.779	05/15/48	2,978
		Series - 2015 MS1 (Class A4)
776,286	†,i	Morgan Stanley Capital I Trust		6.251	12/12/49	482
		Series - 2007 IQ16 (Class AJ)
529,527	†,i	Morgan Stanley Capital I Trust		6.251	12/12/49	328
		Series - 2007 IQ16 (Class AJFX)
6,000,000		Morgan Stanley Capital I Trust		3.304	06/15/50	6,197
		Series - 2017 H1 (Class ASB)
2,250,000		Morgan Stanley Capital I Trust		4.177	07/15/51	2,499
		Series - 2018 H3 (Class A5)
9,000,000	g,i	MSDB Trust		3.316	07/11/39	9,268
		Series - 2017 712F (Class A)
5,400,000	g,i	Natixis Commercial Mortgage Securities Trust		3.790	11/15/32	5,526
		Series - 2018 285M (Class C)
14,600,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.500%	3.240	07/15/36	14,600
		Series - 2019 MILE (Class A)
5,000,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.800%	3.540	07/15/36	5,000
		Series - 2019 MILE (Class B)
5,000,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 2.750%	4.490	07/15/36	5,000
		Series - 2019 MILE (Class D)
5,000,000	g	Natixis Commercial Mortgage Securities Trust		2.507	10/15/36	4,965
		Series - 2019 1776 (Class A)
52,577	g,i	New Residential Mortgage Loan Trust		3.750	05/28/52	54
		Series - 2015 1A (Class A3)
133,453	g,i	New Residential Mortgage Loan Trust		4.000	08/27/57	138
		Series - 2017 6A (Class A1)
998,194	i	New York Mortgage Trust	LIBOR 1 M + 0.480%	2.272	02/25/36	986
		Series - 2005 3 (Class A1)
373

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$949,895	g	Prima Capital CRE Securitization Ltd		2.550%	08/24/49	$948
		Series - 2015 4A (Class MR-A)
2,000,000	g	RBS Commercial Funding, Inc Trust		3.511	03/11/31	2,013
		Series - 2013 SMV (Class B)
3,028,806	g,i	Sequoia Mortgage Trust		3.500	05/25/45	3,083
		Series - 2015 2 (Class A1)
2,802,140	g,i	Sequoia Mortgage Trust		3.500	06/25/46	2,846
		Series - 2016 1 (Class A19)
1,589,661	g,i	Sequoia Mortgage Trust		3.500	11/25/46	1,621
		Series - 2016 3 (Class A10)
669,377	g,i	Sequoia Mortgage Trust		3.500	02/25/47	669
		Series - 2017 2 (Class A19)
5,320,011	g,i	Sequoia Mortgage Trust		3.500	02/25/47	5,429
		Series - 2017 2 (Class A4)
241,911	g,i	Sequoia Mortgage Trust		3.500	04/25/47	245
		Series - 2017 3 (Class A19)
8,529,366	g,i	Sequoia Mortgage Trust		3.500	04/25/47	8,684
		Series - 2017 3 (Class A4)
3,261,294	g,i	Sequoia Mortgage Trust		3.500	08/25/47	3,328
		Series - 2017 5 (Class A4)
1,068,364	g,i	Sequoia Mortgage Trust		3.500	09/25/47	1,089
		Series - 2017 6 (Class A4)
2,340,801	g,i	Sequoia Mortgage Trust		3.757	09/25/47	2,418
		Series - 2017 6 (Class B1)
2,123,267	g,i	Sequoia Mortgage Trust		3.500	02/25/48	2,159
		Series - 2018 2 (Class A1)
400,616	g,i	Sequoia Mortgage Trust		3.500	02/25/48	407
		Series - 2018 2 (Class A19)
8,776,375	g,i	Sequoia Mortgage Trust		3.500	03/25/48	8,863
		Series - 2018 3 (Class A1)
2,304,156	g,i	Sequoia Mortgage Trust		4.000	09/25/48	2,318
		Series - 2018 7 (Class A4)
1,481,695	g,i	Sequoia Mortgage Trust		4.000	09/25/48	1,503
		Series - 2018 7 (Class A19)
1,205,166	g,i	Sequoia Mortgage Trust		4.000	11/25/48	1,229
		Series - 2018 8 (Class A1)
2,020,238	g,i	Sequoia Mortgage Trust		4.000	11/25/48	2,052
		Series - 2018 8 (Class A19)
9,496,917	g,i	Sequoia Mortgage Trust		4.000	06/25/49	9,670
		Series - 2019 2 (Class A1)
2,988,009	g,i	Sequoia Mortgage Trust		4.000	06/25/49	3,024
		Series - 2019 2 (Class A19)
12,682,138	g,i	Sequoia Mortgage Trust		3.500	11/25/49	12,895
		Series - 2019 4 (Class A1)
12,494,774	g,i	Sequoia Mortgage Trust		3.500	12/25/49	12,728
		Series - 2019 5 (Class A1)
7,214,660	g,i	Sequoia Mortgage Trust		3.500	12/25/49	7,313
		Series - 2019 5 (Class A19)
2,040,734	g,i	Shellpoint Co-Originator Trust		3.500	11/25/46	2,061
		Series - 2016 1 (Class 1A10)
3,025,130	g,i	Spruce Hill Mortgage Loan Trust		3.395	04/29/49	3,041
		Series - 2019 SH1 (Class A1)
1,691,064	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	3.992	09/25/24	1,711
		Series - 2014 HQ2 (Class M2)
374

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$7,073,313	i	STACR	LIBOR 1 M + 1.950%	3.742%	05/25/25	$7,143
		Series - 2015 HQ2 (Class M2)
5,971,656	i	STACR	LIBOR 1 M + 4.650%	6.442	10/25/28	6,431
		Series - 2016 DNA2 (Class M3)
1,174,960	i	STACR	LIBOR 1 M + 1.300%	3.092	03/25/29	1,177
		Series - 2016 DNA4 (Class M2)
804,399	i	STACR	LIBOR 1 M + 1.200%	2.992	07/25/29	806
		Series - 2017 DNA1 (Class M1)
14,780,000	i	STACR	LIBOR 1 M + 3.250%	5.042	07/25/29	15,533
		Series - 2017 DNA1 (Class M2)
8,324,050	i	STACR	LIBOR 1 M + 1.200%	2.992	10/25/29	8,353
		Series - 2017 DNA2 (Class M1)
11,218,062	i	STACR	LIBOR 1 M + 0.750%	2.542	03/25/30	11,226
		Series - 2017 DNA3 (Class M1)
15,668,380	i	STACR	LIBOR 1 M + 0.950%	2.742	04/25/30	15,691
		Series - 2017 HQA3 (Class M2AS)
5,181,118	i	STACR	LIBOR 1 M + 2.350%	4.142	04/25/30	5,270
		Series - HQA3 (Class M2)
1,865,036	g,i	STACR		3.736	02/25/48	1,871
		Series - 2018 SPI1 (Class M1)
3,003,038	g,i	STACR		3.813	05/25/48	3,006
		Series - 2018 SPI2 (Class M1)
3,447,075	g,i	STACR		4.152	08/25/48	3,458
		Series - 2018 SPI3 (Class M1)
4,995,000	g,i	STACR		4.459	11/25/48	5,010
		Series - 2018 SPI4 (Class M2)
3,300,000	g,i	STACR	LIBOR 1 M + 2.050%	3.842	11/25/49	3,317
		Series - 2019 HQA4 (Class M2)
4,000,000		UBS-Barclays Commercial Mortgage Trust		2.850	12/10/45	4,064
		Series - 2012 C4 (Class A5)
4,585,000	g	VNDO Mortgage Trust		3.808	12/13/29	4,630
		Series - 2013 PENN (Class A)
1,100,000	g,i	VNDO Mortgage Trust		3.947	12/13/29	1,109
		Series - 2013 PENN (Class C)
1,792,828	g	VSE VOI Mortgage LLC		2.540	07/20/33	1,789
		Series - 2016 A (Class A)
1,374,808	g	VSE VOI Mortgage LLC		2.740	07/20/33	1,369
		Series - 2016 A (Class B)
5,045,511	g	VSE VOI Mortgage LLC		2.330	03/20/35	5,043
		Series - 2017 A (Class A)
2,749,202	i	Wachovia Bank Commercial Mortgage Trust		6.169	05/15/46	2,763
		Series - 2007 C34 (Class B)
2,595,000	i	Wachovia Bank Commercial Mortgage Trust		6.169	05/15/46	2,613
		Series - 2007 C34 (Class C)
4,725,000	g,i	Wells Fargo Commercial Mortgage Trust		5.276	11/15/43	4,796
		Series - 2010 C1 (Class B)
10,000,000		Wells Fargo Commercial Mortgage Trust		3.539	10/15/45	10,278
		Series - 2012 LC5 (Class AS)
1,740,030		Wells Fargo Commercial Mortgage Trust		3.405	12/15/47	1,820
		Series - 2014 LC18 (Class A5)
990,000		Wells Fargo Commercial Mortgage Trust		3.406	05/15/48	1,022
		Series - 2015 NXS1 (Class AS)
375

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$6,700,000		Wells Fargo Commercial Mortgage Trust	3.540%	05/15/48	$7,070
		Series - 2015 C28 (Class A4)
2,000,000	i	Wells Fargo Commercial Mortgage Trust	3.658	05/15/48	2,059
		Series - 2015 NXS1 (Class B)
2,166,000		Wells Fargo Commercial Mortgage Trust	3.637	06/15/48	2,298
		Series - 2015 C29 (Class A4)
10,000,000		Wells Fargo Commercial Mortgage Trust	2.788	07/15/48	10,171
		Series - 2016 C35 (Class ASB)
403,040		Wells Fargo Commercial Mortgage Trust	1.321	08/15/49	400
		Series - 2016 BNK1 (Class A1)
15,000,000		Wells Fargo Commercial Mortgage Trust	2.514	08/15/49	15,157
		Series - 2016 BNK1 (Class ASB)
15,000,000		Wells Fargo Commercial Mortgage Trust	2.825	10/15/49	15,274
		Series - 2016 LC24 (Class ASB)
11,202,000		Wells Fargo Commercial Mortgage Trust	2.749	03/15/50	11,288
		Series - 2017 RB1 (Class A2)
7,500,000		Wells Fargo Commercial Mortgage Trust	3.446	03/15/50	7,854
		Series - 2017 RB1 (Class ASB)
872,111		Wells Fargo Commercial Mortgage Trust	3.635	03/15/50	933
		Series - 2017 RB1 (Class A5)
3,325,000		Wells Fargo Commercial Mortgage Trust	3.184	04/15/50	3,449
		Series - 2015 LC20 (Class A5)
15,000,000		Wells Fargo Commercial Mortgage Trust	3.261	07/15/50	15,576
		Series - 2017 C38 (Class ASB)
7,000,000		Wells Fargo Commercial Mortgage Trust	3.453	07/15/50	7,415
		Series - 2017 C38 (Class A5)
1,755,000	i	Wells Fargo Commercial Mortgage Trust	3.903	07/15/50	1,777
		Series - 2017 C38 (Class C)
10,000,000		Wells Fargo Commercial Mortgage Trust	3.212	09/15/50	10,376
		Series - 2017 C39 (Class ASB)
10,550,000	i	Wells Fargo Commercial Mortgage Trust	3.767	07/15/58	11,266
		Series - 2015 NXS2 (Class A5)
1,000,000	i	Wells Fargo Commercial Mortgage Trust	4.313	07/15/58	1,077
		Series - 2015 NXS2 (Class B)
3,800,000		Wells Fargo Commercial Mortgage Trust	3.560	01/15/59	4,024
		Series - 2016 C32 (Class A4)
2,600,000		Wells Fargo Commercial Mortgage Trust	3.426	03/15/59	2,737
		Series - 2016 C33 (Class A4)
6,000,000		Wells Fargo Commercial Mortgage Trust	3.749	03/15/59	6,291
		Series - 2016 C33 (Class AS)
650,000		Wells Fargo Commercial Mortgage Trust	2.933	11/15/59	665
		Series - 2016 C36 (Class ASB)
5,737,123	g,i	Wells Fargo Mortgage Backed Securities Trust	4.000	04/25/49	5,803
		Series - 2019 2 (Class A17)
17,861,600	g,i	Wells Fargo Mortgage Backed Securities Trust	3.500	09/25/49	18,183
		Series - 2019 4 (Class A1)
2,030,000	g,i	WFRBS Commercial Mortgage Trust	5.392	02/15/44	2,074
		Series - 2011 C2 (Class C)
30,000,000	g,i	WFRBS Commercial Mortgage Trust	4.902	06/15/44	30,812
		Series - 2011 C4 (Class A4)
2,200,000	i	WFRBS Commercial Mortgage Trust	3.714	03/15/45	2,266
		Series - 2013 C11 (Class B)
750,000		WFRBS Commercial Mortgage Trust	3.345	05/15/45	770
		Series - 2013 C13 (Class AS)
376

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$4,000,000	i	WFRBS Commercial Mortgage Trust	4.079%	03/15/46	$4,249
		Series - 2013 UBS1 (Class A4)
1,050,000	i	WFRBS Commercial Mortgage Trust	4.162	12/15/46	1,121
		Series - 2013 C18 (Class A5)
2,185,281		WFRBS Commercial Mortgage Trust	3.995	05/15/47	2,326
		Series - 2014 C20 (Class A5)
1,240,000		WFRBS Commercial Mortgage Trust	3.607	11/15/47	1,306
		Series - 2014 C24 (Class A5)
		TOTAL OTHER MORTGAGE BACKED			1,446,089

		TOTAL STRUCTURED ASSETS			2,675,857
		(Cost $2,660,642)

		TOTAL BONDS			13,865,939
		(Cost $13,422,671)

SHARES		COMPANY
COMMON STOCKS - 0.0%

TELECOMMUNICATION SERVICES - 0.0%
147,623	*	Oi S.A. (ADR)			137
		TOTAL TELECOMMUNICATION SERVICES			137

		TOTAL COMMON STOCKS			137
		(Cost $1,332)

PREFERRED STOCKS - 0.2%

BANKS - 0.2%
470,597	*	Federal Home Loan Mortgage Corp			5,577
1,527,061	*	Federal National Mortgage Association			18,248
		TOTAL BANKS			23,825

		TOTAL PREFERRED STOCKS			23,825
		(Cost $49,941)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 1.0%

GOVERNMENT AGENCY DEBT - 0.8%
$66,218,000		Federal Home Loan Bank (FHLB)	1.150	01/02/20	66,218
10,000,000		FHLB	1.545	01/06/20	9,998
9,900,000		FHLB	1.651	01/10/20	9,897
10,000,000		FHLB	1.556	01/13/20	9,995
10,000,000		FHLB	1.566	01/23/20	9,991
10,000,000		FHLB	1.572	01/29/20	9,989
120,000		FHLB	1.545	03/11/20	120
		TOTAL GOVERNMENT AGENCY DEBT			116,208
377

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
TREASURY DEBT - 0.2%
EGP	25,000,000	j	Egypt Treasury Bill	0.000%	02/11/20	$1,535
	16,500,000	j	Egypt Treasury Bill	0.000	04/28/20	980
	22,325,000	j	Egypt Treasury Bill	0.000	05/12/20	1,320
	45,000,000	j	Egypt Treasury Bill	0.000	08/25/20	2,558
NGN	450,000,000	j	Nigeria OMO Bill	0.000	01/09/20	1,237
	216,980,000	j	Nigeria OMO Bill	0.000	03/10/20	584
	$16,000,000		United States Treasury Bill	1.473	02/25/20	15,964
			TOTAL TREASURY DEBT			24,178

			TOTAL SHORT-TERM INVESTMENTS			140,386
(Cost $140,286)

			TOTAL INVESTMENTS - 99.3%			14,094,359
(Cost $13,678,756)
			OTHER ASSETS & LIABILITIES, NET - 0.7%			98,009
			NET ASSETS - 100.0%			$14,192,368

Abbreviation(s):
	ADR		American Depositary Receipt
	AUD		Australian Dollar
	BRL		Brazilian Real
	CAD		Canadian Dollar
	DOP		Dominican Republic Peso
	EGP		Egyptian Pound
	EUR		Euro
	GBP		Pound Sterling
	IDR		Indonesian Rupiah
	ILS		Israeli New Shekel
	JPY		Japanese Yen
	KRW		South Korean Won
	LIBOR		London Interbank Offered Rate
	M		Month
	MXN		Mexican Peso
	MYR		Malaysian Ringgit
	NGN		Nigerian Naira
	NOK		Norwegian Krone
	NZD		New Zealand Dollar
	PEN		Peruvian Sol
	PHP		Philippine Peso
	PLN		Polish Zloty
	REIT		Real Estate Investment Trust
	RSD		Serbian Dinar
	SEK		Swedish Krona
	SGD		Singapore Dollar
	THB		Thai Baht
	UAH		Ukrainian Hryvnia
	UYU		Uruguayan Peso
	W		Week
	ZAR		South African Rand
378

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/19, the aggregate value of these securities is $2,544,751,909 or 17.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
o	Payment in Kind Bond

Cost amounts are in thousands.

Forward foreign currency contracts outstanding as of December 31, 2019 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$97,297	EUR	87,129	Australia and New Zealand Banking Group	01/31/20	$(623)
	$833	EUR	748	Australia and New Zealand Banking Group	01/31/20	(8)
	$442	EUR	400	Australia and New Zealand Banking Group	01/31/20	(7)
	$16	EUR	14	Australia and New Zealand Banking Group	01/31/20	(0)^
	$930	EUR	837	Australia and New Zealand Banking Group	01/31/20	(11)
	$2,514	NZD	3,953	Australia and New Zealand Banking Group	01/31/20	(149)
	$1,004	NZD	1,583	Australia and New Zealand Banking Group	01/31/20	(62)
	$1,024	SGD	1,395	Australia and New Zealand Banking Group	01/31/20	(13)
AUD	2,124		$1,467	Australia and New Zealand Banking Group	01/31/20	25
EUR	2,629		$2,950	Australia and New Zealand Banking Group	01/31/20	5
EUR	10		$11	Australia and New Zealand Banking Group	01/31/20	0 ^
Total						$(843)
	$2,758	ILS	9,675	Bank of America	01/31/20	$(48)
	$3,731	NOK	34,411	Bank of America	01/31/20	(190)
EUR	320		$357	Bank of America	01/31/20	3
EUR	674		$751	Bank of America	01/31/20	6
KRW	1,819,499		$1,557	Bank of America	01/31/20	19
Total						$(210)
	$7,278	AUD	10,590	Citibank N.A.	01/31/20	$(159)
	$4,475	EUR	4,000	Citibank N.A.	01/31/20	(20)
	$371	EUR	332	Citibank N.A.	01/31/20	(2)
	$20,858	GBP	16,120	Citibank N.A.	01/31/20	(514)
	$783	GBP	601	Citibank N.A.	01/31/20	(13)
	$2,809	PLN	10,804	Citibank N.A.	01/31/20	(39)
	$1,829	THB	55,217	Citibank N.A.	01/31/20	(16)
Total						$(763)
EUR	1,536		$1,721	Morgan Stanley	01/31/20	$5
	$482	ZAR	7,109	Morgan Stanley	01/31/20	(24)
Total						$(19)
	$10,960	CAD	14,325	Toronto Dominion Bank	01/31/20	$(74)
	$34,915	JPY	3,777,886	Toronto Dominion Bank	01/31/20	86
	$10,195	KRW	11,942,106	Toronto Dominion Bank	01/31/20	(144)
	$1,575	SEK	15,213	Toronto Dominion Bank	01/31/20	(52)
Total						$(184)
Total						$(2,019)

^Amount represents less than $1,000.

379

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand

Centrally cleared credit default swap contracts outstanding as of December 31, 2019 were as follows (notional amounts and values are in thousands):

PURCHASED
Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount*	Variation margin	Unrealized appreciation (depreciation)
CDX-NAHYS32V3-5 Year Index	5.000%	Credit event as specified in contract	Citigroup Global Markets, Inc	06/20/24	$24,500	$ 11	$ (866)
CDX-NAHYS32V3-5 Year Index	5.000	Credit event as specified in contract	Citigroup Global Markets, Inc	06/20/24	14,700	7	(473)
CDX-NAHYS33V2-5 Year Index	5.000	Credit event as specified in contract	Citigroup Global Markets, Inc	12/20/24	19,800	9	(538)
CDX-NAHYS32V3-5 Year Index	5.000	Credit event as specified in contract	Citigroup Global Markets, Inc	06/20/24	24,500	11	(1,004)
CDX-NAHYS32V3-5 Year Index	5.000	Credit event as specified in contract	Citigroup Global Markets, Inc	06/20/24	1,960	1	(56)
CDX-NAHYS32V3-5 Year Index	5.000	Credit event as specified in contract	Citigroup Global Markets, Inc	06/20/24	19,600	9	(554)
Total						$ 48	$ (3,491)

SOLD
Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount*	Variation margin	Unrealized appreciation (depreciation)
CDX-NAHYS32V3-5 Year Index	Credit event as specified in contract	5.000%	Citigroup Global Markets, Inc	06/20/24	$ 19,600	$ (9)	$ 1,006

* The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

380

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND

INFLATION-LINKED BOND ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2019

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
GOVERNMENT BONDS - 99.7%

AGENCY SECURITIES - 0.8%
$4,200,000		Crowley Conro LLC	4.181%	08/15/43	$4,689
17,310,000		Montefiore Medical Center	2.895	04/20/32	17,838
3,500,000		Private Export Funding Corp (PEFCO)	2.300	09/15/20	3,516
3,000,000		PEFCO	3.250	06/15/25	3,194
4,276,316		Reliance Industries Ltd	2.444	01/15/26	4,345
3,500,000		Ukraine Government AID International Bonds	1.847	05/29/20	3,504
15,000,000		Ukraine Government AID International Bonds	1.471	09/29/21	14,941
		TOTAL AGENCY SECURITIES			52,027

MORTGAGE BACKED - 1.5%
23,319,126		Government National Mortgage Association (GNMA)	3.600	09/15/31	24,523
11,523,399		GNMA	3.650	02/15/32	12,024
2,489,652		GNMA	3.380	07/15/35	2,597
3,195,867		GNMA	3.870	10/15/36	3,383
55,393,200	h	GNMA	2.750	01/15/45	54,801
		TOTAL MORTGAGE BACKED			97,328

U.S. TREASURY SECURITIES - 97.4%
81,096,880	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	81,847
318,121,820	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/21	317,459
292,054,534	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	295,324
359,247,141	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	359,044
279,870,095	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/22	279,448
326,745,080	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	328,098
333,334,170	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	333,287
235,165,190	k	United States Treasury Inflation Indexed Bonds	0.625	04/15/23	238,794
237,183,375	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	240,449
153,570,470	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	156,813
167,327,560	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	170,024
139,259,305	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	140,080
135,400,950	k	United States Treasury Inflation Indexed Bonds	0.125	10/15/24	136,173
177,089,720	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	178,651
269,289,489	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	300,100
117,191,880	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	119,571
159,196,590	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	164,062
214,993,771	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	238,958
148,147,140	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/26	148,602
224,241,440	k	United States Treasury Inflation Indexed Bonds	0.375	01/15/27	227,624
122,753,124	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	141,675
121,500,225	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/27	123,923
214,381,710	k	United States Treasury Inflation Indexed Bonds	0.500	01/15/28	219,900
211,760,644	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	237,864
113,000,065	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	144,535
131,217,920	k	United States Treasury Inflation Indexed Bonds	0.750	07/15/28	138,030
212,993,990	k	United States Treasury Inflation Indexed Bonds	0.875	01/15/29	226,154
141,307,866	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	170,281
203,631,178	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	271,672
221,317,800	k	United States Treasury Inflation Indexed Bonds	0.250	07/15/29	223,441
381

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$25,370,275	k	United States Treasury Inflation Indexed Bonds	3.375%	04/15/32	$34,826
37,000,000		United States Treasury Note	1.875	07/31/26	37,120
37,000,000		United States Treasury Note	1.750	11/15/29	36,412
		TOTAL U.S. TREASURY SECURITIES			6,460,241

		TOTAL GOVERNMENT BONDS			6,609,596
		(Cost $6,346,622)

SHORT-TERM INVESTMENTS - 0.4%

GOVERNMENT AGENCY DEBT - 0.4%
10,000,000		Federal Home Loan Bank (FHLB)	1.556	01/13/20	9,995
14,995,000		FHLB	1.571	01/23/20	14,982
		TOTAL GOVERNMENT AGENCY DEBT			24,977

TREASURY DEBT - 0.0%
1,950,000		United States Treasury Bill	1.520	01/02/20	1,950
2,400,000		United States Treasury Bill	1.528	01/30/20	2,398
		TOTAL TREASURY DEBT			4,348

		TOTAL SHORT-TERM INVESTMENTS			29,325
		(Cost $29,322)

		TOTAL INVESTMENTS - 100.1%			6,638,921
		(Cost $6,375,944)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(8,591)
		NET ASSETS - 100.0%			$6,630,330

h	All or a portion of these securities were purchased on a delayed delivery basis.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.
382

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND

SOCIAL CHOICE ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2019

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
BANK LOAN OBLIGATIONS - 0.1%

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
$5,159,688	i	United Rentals North America, Inc	LIBOR 1 M + 1.750%	3.549%	10/31/25	$5,188
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				5,188

MATERIALS - 0.0%
2,591,412	i	H.B. Fuller Co	LIBOR 1 M + 2.000%	3.765	10/21/24	2,597
		TOTAL MATERIALS				2,597

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
3,750,972	i	MTS Systems Corp	LIBOR 1 M + 3.250%	5.050	07/05/23	3,761
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				3,761

UTILITIES - 0.0%
4,776,925	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	4.910	11/28/24	4,705
		TOTAL UTILITIES				4,705

		TOTAL BANK LOAN OBLIGATIONS				16,251
		(Cost $16,246)

BONDS - 39.4%

CORPORATE BONDS - 15.3%

AUTOMOBILES & COMPONENTS - 0.2%
6,675,000		Aptiv plc		5.400	03/15/49	7,562
8,000,000	g	Harley-Davidson Financial Services, Inc		4.050	02/04/22	8,257
10,675,000		Magna International, Inc		3.625	06/15/24	11,225
		TOTAL AUTOMOBILES & COMPONENTS				27,044

BANKS - 2.8%
16,650,000		Bank of America Corp		2.456	10/22/25	16,746
18,000,000		Bank of Nova Scotia		2.700	08/03/26	18,301
8,000,000	g	BNG Bank NV		3.125	11/08/21	8,202
12,400,000	g	BNG Bank NV		2.625	02/27/24	12,790
3,800,000		Citizens Bank NA		3.750	02/18/26	4,058
1,350,000		Citizens Financial Group, Inc		2.375	07/28/21	1,356
13,000,000		Citizens Financial Group, Inc		2.850	07/27/26	13,230
11,538,000		Comerica, Inc		4.000	02/01/29	12,589
6,600,000	g	Commonwealth Bank of Australia		3.743	09/12/39	6,610
7,025,000		Cooperatieve Rabobank UA		3.950	11/09/22	7,341
4,950,000		Cooperatieve Rabobank UA		3.750	07/21/26	5,152
9,400,000		Discover Bank		3.450	07/27/26	9,754
5,000,000	g	DNB Boligkreditt AS.		2.000	05/28/20	5,000
9,400,000		Fifth Third Bancorp		3.650	01/25/24	9,905
383

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$8,400,000	g	HSBC Bank Canada		1.650%	09/10/22	$8,338
13,400,000		HSBC Holdings plc		3.033	11/22/23	13,705
14,376,000	g	ING Groep NV		4.625	01/06/26	15,976
13,500,000	g	Intesa Sanpaolo S.p.A		3.250	09/23/24	13,566
4,000,000	g	Intesa Sanpaolo S.p.A		5.710	01/15/26	4,326
7,200,000	g	Intesa Sanpaolo S.p.A		4.000	09/23/29	7,300
5,525,000	g	Intesa Sanpaolo S.p.A		4.700	09/23/49	5,616
8,000,000	i	KeyBank NA	LIBOR 3 M + 0.660%	2.569	02/01/22	8,055
14,500,000		KeyCorp		4.100	04/30/28	15,882
11,250,000	i	M&T Bank Corp	LIBOR 3 M + 0.680%	2.616	07/26/23	11,302
9,076,000		Manufacturers & Traders Trust Co		2.547	12/01/21	9,081
1,605,000		Manufacturers & Traders Trust Co		2.900	02/06/25	1,651
3,425,000		Manufacturers & Traders Trust Co		3.400	08/17/27	3,621
16,925,000	e	Mitsubishi UFJ Financial Group, Inc		2.527	09/13/23	17,100
8,425,000	g	National Bank of Canada		2.150	10/07/22	8,419
10,250,000		People’s United Bank NA		4.000	07/15/24	10,701
24,878,000		People’s United Financial, Inc		3.650	12/06/22	25,828
6,950,000	i	PNC Bank NA	LIBOR 3 M + 0.430%	2.315	12/09/22	6,957
8,245,000		PNC Bank NA		2.950	01/30/23	8,435
6,600,000	i	Regions Bank	LIBOR 3 M + 0.500%	2.405	08/13/21	6,606
10,000,000		Regions Financial Corp		2.750	08/14/22	10,176
17,785,000		SVB Financial Group		3.500	01/29/25	18,617
13,000,000		Toronto-Dominion Bank		2.700	07/30/21	13,000
12,500,000	e,g	Toronto-Dominion Bank		2.100	07/15/22	12,567
13,675,000		Truist Bank		2.150	12/06/24	13,640
7,000,000		Truist Financial Corp		3.875	03/19/29	7,586
7,000,000		US Bancorp		2.950	07/15/22	7,160
19,000	g	Westpac Banking Corp		2.100	02/25/21	19
4,350,000		Zions Bancorp NA		3.500	08/27/21	4,451
4,400,000		Zions Bancorp NA		3.350	03/04/22	4,513
		TOTAL BANKS				425,228

CAPITAL GOODS - 0.3%
1,975,000		Anixter, Inc		5.125	10/01/21	2,050
6,250,000		CNH Industrial Capital LLC		3.875	10/15/21	6,413
4,800,000		CNH Industrial Capital LLC		4.200	01/15/24	5,081
4,000,000		Ingersoll-Rand Luxembourg Finance S.A.		3.550	11/01/24	4,195
3,175,000		Ingersoll-Rand Luxembourg Finance S.A.		3.500	03/21/26	3,319
8,975,000		Ingersoll-Rand Luxembourg Finance S.A.		3.800	03/21/29	9,626
10,000,000	g	NBM US Holdings, Inc		6.625	08/06/29	10,860
3,700,000		Parker-Hannifin Corp		3.250	06/14/29	3,860
5,625,000		Parker-Hannifin Corp		4.200	11/21/34	6,216
		TOTAL CAPITAL GOODS				51,620

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
11,250,000		Covanta Holding Corp		6.000	01/01/27	11,869
3,475,000		Waste Management, Inc		3.900	03/01/35	3,823
4,550,000		Waste Management, Inc		4.000	07/15/39	5,085
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				20,777

CONSUMER SERVICES - 0.8%
3,125,000		Conservation Fund		3.474	12/15/29	3,111
10,000,000		Henry J Kaiser Family Foundation		3.356	12/01/25	10,436
384

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$3,440,000		Nature Conservancy		2.989%	02/01/24	$3,440
17,500,000		New York Public Library Astor Lenox & Tilden Foundations		4.305	07/01/45	19,704
4,615,000		Salvation Army		5.637	09/01/26	5,281
20,000,000		Salvation Army		4.528	09/01/48	21,308
12,300,000		Starbucks Corp		2.450	06/15/26	12,466
13,250,000		Starbucks Corp		4.450	08/15/49	15,320
11,440,000		Wisconsin Alumni Research Foundation		3.564	10/01/49	11,386
11,065,000		YMCA of Greater New York		5.151	08/01/48	12,515
		TOTAL CONSUMER SERVICES				114,967

DIVERSIFIED FINANCIALS - 1.1%
2,960,000		Ally Financial, Inc		3.875	05/21/24	3,101
10,000,000		AXA Equitable Holdings, Inc		4.350	04/20/28	10,847
4,425,000	i	Canadian Imperial Bank of Commerce	SOFR + 0.800%	2.341	03/17/23	4,439
11,500,000		Century Housing Corp		3.995	11/01/21	11,842
2,169,000		Discover Financial Services		3.850	11/21/22	2,266
9,500,000	g	EDP Finance BV		5.250	01/14/21	9,773
11,625,000	g	EDP Finance BV		3.625	07/15/24	12,079
4,750,000		Enterprise Community Loan Fund, Inc		4.152	11/01/28	4,952
8,680,000	g	Federation des Caisses Desjardins du Quebec		1.950	09/26/22	8,688
9,500,000		Ford Foundation		3.859	06/01/47	10,672
2,300,000		Legg Mason, Inc		3.950	07/15/24	2,422
680,000		Reinvestment Fund, Inc		3.377	02/15/22	693
1,457,000		Reinvestment Fund, Inc		3.166	11/01/23	1,465
3,000,000		Reinvestment Fund, Inc		3.600	02/15/24	3,075
10,250,000		Reinvestment Fund, Inc		3.366	11/01/24	10,415
2,570,000		Reinvestment Fund, Inc		3.513	11/01/25	2,621
15,240,000		Reinvestment Fund, Inc		3.880	02/15/27	15,797
10,435,000		Reinvestment Fund, Inc		3.930	02/15/28	10,893
12,500,000		State Street Corp		2.354	11/01/25	12,543
5,300,000	g	Swiss Re Finance Luxembourg SA		5.000	04/02/49	5,883
11,075,000		Unilever Capital Corp		2.000	07/28/26	10,965
3,110,000		Unilever Capital Corp		2.125	09/06/29	3,017
1,925,000	g,h	WLB Asset II Pte Ltd		4.000	01/14/24	1,925
		TOTAL DIVERSIFIED FINANCIALS				160,373

ENERGY - 1.6%
16,075,000		Cenovus Energy, Inc		5.250	06/15/37	17,779
3,175,000		Cimarex Energy Co		3.900	05/15/27	3,282
14,388,000	g	Colorado Interstate Gas Co LLC		4.150	08/15/26	15,086
6,999,724	g	Continental Wind LLC		6.000	02/28/33	7,789
9,625,000	e	Enbridge, Inc		2.500	01/15/25	9,682
12,500,000		Enbridge, Inc		3.125	11/15/29	12,637
4,450,000		EOG Resources, Inc		5.100	01/15/36	5,451
15,000,000	i	EQT Corp	LIBOR 3 M + 0.770%	2.103	10/01/20	14,959
9,500,000		Equinor ASA		3.150	01/23/22	9,765
4,500,000		Equinor ASA		2.650	01/15/24	4,612
5,932,000		Equinor ASA		3.950	05/15/43	6,601
8,100,000		Equinor ASA		3.250	11/18/49	8,138
6,850,000	g	Greenko Dutch BV		4.875	07/24/22	6,867
12,850,000		Noble Energy, Inc		3.900	11/15/24	13,572
3,290,000		Noble Energy, Inc		5.050	11/15/44	3,663
385

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$6,000,000	i	Occidental Petroleum Corp	LIBOR 3 M + 1.450%	3.360%	08/15/22	$6,032
9,350,000		Occidental Petroleum Corp		3.200	08/15/26	9,460
12,125,000		Occidental Petroleum Corp		4.300	08/15/39	12,334
3,875,000		ONEOK, Inc		4.000	07/13/27	4,122
4,425,000		ONEOK, Inc		3.400	09/01/29	4,490
6,200,000		ONEOK, Inc		4.950	07/13/47	6,817
13,900,000		ONEOK, Inc		4.450	09/01/49	14,373
9,000,000		Phillips 66		4.650	11/15/34	10,557
18,000,000	g	TerraForm Power Operating LLC		5.000	01/31/28	19,032
7,150,000		Total Capital International S.A.		2.829	01/10/30	7,339
10,050,000	g	Woodside Finance Ltd		3.700	03/15/28	10,397
		TOTAL ENERGY				244,836

FOOD, BEVERAGE & TOBACCO - 0.1%
9,200,000		Coca-Cola Co		1.750	09/06/24	9,164
7,200,000		Coca-Cola Co		2.125	09/06/29	7,008
		TOTAL FOOD, BEVERAGE & TOBACCO				16,172

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
7,500,000		Becton Dickinson & Co		2.917	06/06/22	7,555
2,750,000		Becton Dickinson & Co		3.363	06/06/24	2,863
3,518,000		Becton Dickinson & Co		4.685	12/15/44	4,105
5,500,000		Cigna Corp		4.800	08/15/38	6,400
3,200,000		HCA, Inc		5.125	06/15/39	3,532
9,000,000		Laboratory Corp of America Holdings		3.200	02/01/22	9,202
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				33,657

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
4,525,000		Estee Lauder Cos, Inc		3.125	12/01/49	4,512
2,700,000		Kimberly-Clark Corp		3.950	11/01/28	2,996
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				7,508

INSURANCE - 0.4%
2,270,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.980%	3.468	07/13/20	2,252
15,000,000		Prudential Financial, Inc		5.200	03/15/44	16,001
7,450,000		Prudential Financial, Inc		5.375	05/15/45	8,054
18,222,000	g	Swiss Re Treasury US Corp		2.875	12/06/22	18,515
14,024,000	g	Swiss Re Treasury US Corp		4.250	12/06/42	16,159
		TOTAL INSURANCE				60,981

MATERIALS - 0.9%
10,000,000		3M Co		2.000	02/14/25	9,936
4,875,000		3M Co		3.250	08/26/49	4,728
10,625,000	g	Air Liquide Finance S.A.		2.250	09/10/29	10,352
7,250,000	g	Celulosa Arauco y Constitucion S.A.		4.200	01/29/30	7,272
10,000,000	g	Celulosa Arauco y Constitucion S.A.		5.150	01/29/50	9,925
4,800,000		Commercial Metals Co		5.750	04/15/26	5,016
14,900,000	e	Fibria Overseas Finance Ltd		5.500	01/17/27	16,297
5,000,000		International Paper Co		6.000	11/15/41	6,226
4,600,000		International Paper Co		4.800	06/15/44	5,041
17,000,000	g	Inversiones CMPC S.A.		4.375	04/04/27	17,849
14,250,000	g	Klabin Austria GmbH		7.000	04/03/49	15,568
8,125,000	g	Klabin Finance S.A.		4.875	09/19/27	8,450
386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
EUR	2,500,000	g	LG Chem Ltd		0.500%	04/15/23	$2,825
	$10,000,000	g	LG Chem Ltd		3.625	04/15/29	10,317
	2,500,000	g	Sealed Air Corp		5.500	09/15/25	2,750
			TOTAL MATERIALS				132,552

MEDIA & ENTERTAINMENT - 0.1%
	3,625,000		Discovery Communications LLC		5.000	09/20/37	4,088
	5,500,000		Time Warner Cable LLC		4.500	09/15/42	5,608
			TOTAL MEDIA & ENTERTAINMENT				9,696

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
	14,500,000	g,i	AbbVie, Inc	LIBOR 3 M + 0.650%	2.545	11/21/22	14,572
	4,825,000	g	AbbVie, Inc		3.200	11/21/29	4,905
	8,150,000	g	AbbVie, Inc		4.050	11/21/39	8,613
	6,800,000	g	AbbVie, Inc		4.250	11/21/49	7,157
	4,275,000	g,i	Bristol-Myers Squibb Co	LIBOR 3 M + 0.380%	2.284	05/16/22	4,289
	4,000,000	i	GlaxoSmithKline Capital plc	LIBOR 3 M + 0.350%	2.259	05/14/21	4,008
	8,650,000		GlaxoSmithKline Capital, Inc		3.625	05/15/25	9,279
	6,500,000		Merck & Co, Inc		3.900	03/07/39	7,416
	7,200,000	e,i	Zoetis, Inc	LIBOR 3 M + 0.440%	2.339	08/20/21	7,206
	4,525,000		Zoetis, Inc		4.450	08/20/48	5,248
			TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				72,693

REAL ESTATE - 0.6%
	8,500,000		Alexandria Real Estate Equities, Inc		4.000	01/15/24	9,050
	1,975,000		Brandywine Operating Partnership LP		3.950	02/15/23	2,048
	4,300,000		Brandywine Operating Partnership LP		3.950	11/15/27	4,491
	8,775,000		Brixmor Operating Partnership LP		3.900	03/15/27	9,197
	4,888,000		Digital Realty Trust LP		3.950	07/01/22	5,087
	3,500,000		Federal Realty Investment Trust		2.750	06/01/23	3,555
	9,925,000	g	HAT Holdings I LLC		5.250	07/15/24	10,434
	3,750,000		Host Hotels & Resorts LP		3.375	12/15/29	3,783
	2,550,000		Hudson Pacific Properties LP		4.650	04/01/29	2,804
	1,925,000		Hudson Pacific Properties LP		3.250	01/15/30	1,912
	11,075,000		Kilroy Realty LP		3.450	12/15/24	11,522
	6,700,000		Kilroy Realty LP		4.750	12/15/28	7,593
	16,822,000		Regency Centers LP		3.750	06/15/24	17,661
			TOTAL REAL ESTATE				89,137

RETAILING - 0.1%
	10,774,000		Lowe’s Cos, Inc		4.250	09/15/44	11,587
			TOTAL RETAILING				11,587

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
	11,025,000		Texas Instruments, Inc		3.875	03/15/39	12,432
			TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				12,432

SOFTWARE & SERVICES - 0.1%
	17,900,000		International Business Machines Corp		4.150	05/15/39	20,140
			TOTAL SOFTWARE & SERVICES				20,140
387

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
$14,250,000		Apple, Inc		3.000%	06/20/27	$14,921
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				14,921

TELECOMMUNICATION SERVICES - 0.4%
8,675,000		Rogers Communications, Inc		3.700	11/15/49	8,728
11,000,000		Telefonica Emisiones SAU		5.520	03/01/49	13,759
18,500,000	i	Verizon Communications, Inc	LIBOR 3 M + 1.100%	3.010	05/15/25	18,924
11,750,000		Verizon Communications, Inc		2.625	08/15/26	11,921
5,150,000		Verizon Communications, Inc		4.272	01/15/36	5,815
		TOTAL TELECOMMUNICATION SERVICES				59,147

TRANSPORTATION - 0.8%
2,050,000		CSX Corp		2.400	02/15/30	2,003
5,650,000		CSX Corp		4.750	11/15/48	6,835
6,775,000		CSX Corp		4.250	11/01/66	7,218
1,833,388		Delta Air Lines, Inc		4.250	07/30/23	1,909
7,150,000		Delta Air Lines, Inc		3.204	04/25/24	7,434
18,650,000		Delta Air Lines, Inc		2.900	10/28/24	18,658
4,898,698		Delta Air Lines, Inc		3.625	07/30/27	5,194
10,000,000		Delta Air Lines, Inc		3.750	10/28/29	9,984
7,000,000		Kansas City Southern		4.300	05/15/43	7,617
15,925,000		Kansas City Southern		4.950	08/15/45	18,862
475,000		Norfolk Southern Corp		5.590	05/17/25	552
4,620,254		Union Pacific Railroad Co		3.227	05/14/26	4,789
15,312,209		Union Pacific Railroad Co		2.695	05/12/27	15,446
1,360,000		United Parcel Service of America, Inc (Step Bond)		8.375	04/01/30	1,915
10,000,000		United Parcel Service, Inc		3.750	11/15/47	10,745
		TOTAL TRANSPORTATION				119,161

UTILITIES - 4.0%
14,500,000	g	AES Gener S.A.		6.350	10/07/79	14,862
8,280,000		Arizona Public Service Co		3.750	05/15/46	8,692
13,155,000		Avangrid, Inc		3.150	12/01/24	13,569
15,700,000		Avangrid, Inc		3.800	06/01/29	16,638
15,275,000		Avista Corp		4.350	06/01/48	17,474
700,000	g	Azure Power Energy Ltd		5.500	11/03/22	713
5,900,000	g	Azure Power Solar Energy Pvt Ltd		5.650	12/24/24	6,017
16,500,000	g	Brooklyn Union Gas Co		4.273	03/15/48	18,654
13,500,000	g	Brooklyn Union Gas Co		4.487	03/04/49	15,479
3,000,000		Clearway Energy Operating LLC		5.750	10/15/25	3,158
2,000,000		Connecticut Light & Power Co		5.750	03/01/37	2,549
7,525,000	g	Consorcio Transmantaro SA		4.700	04/16/34	8,268
8,850,000		Dominion Energy Gas Holdings LLC		2.500	11/15/24	8,883
7,500,000		Dominion Energy Gas Holdings LLC		3.000	11/15/29	7,463
2,500,000		Dominion Energy Gas Holdings LLC		3.900	11/15/49	2,489
4,850,000		Dominion Energy, Inc (Step Bond)		3.071	08/15/24	4,992
13,787,000		DTE Electric Co		3.950	03/01/49	15,728
10,750,000		Duke Energy Florida LLC		2.500	12/01/29	10,735
22,500,000	g	Electricite de France S.A.		3.625	10/13/25	23,860
6,656,000		Fortis, Inc		3.055	10/04/26	6,791
13,750,000	e	Georgia Power Co		3.250	04/01/26	14,263
16,000,000	g	Hanwha Energy USA Holdings Corp		2.375	07/30/22	16,068
388

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$2,745,000		International Transmission Co	4.625%	08/15/43	$3,150
6,575,000		Interstate Power & Light Co	3.250	12/01/24	6,841
3,000,000		Interstate Power & Light Co	4.100	09/26/28	3,287
24,325,000	g	Korea Hydro & Nuclear Power Co Ltd	3.750	07/25/23	25,531
4,000,000		MidAmerican Energy Co	3.100	05/01/27	4,167
4,300,000	g	Narragansett Electric Co	3.919	08/01/28	4,659
9,250,000	g	Narragansett Electric Co	4.170	12/10/42	9,870
3,225,000	g	NextEra Energy Operating Partners LP	4.250	07/15/24	3,358
2,050,000	g	NextEra Energy Operating Partners LP	4.250	09/15/24	2,132
3,875,000	g	NextEra Energy Operating Partners LP	4.500	09/15/27	4,040
9,732,000	g	Niagara Mohawk Power Corp	4.278	10/01/34	11,024
9,750,000	g	Niagara Mohawk Power Corp	4.119	11/28/42	10,567
9,350,000		NorthWestern Corp	4.176	11/15/44	10,409
1,400,000		ONE Gas, Inc	4.500	11/01/48	1,659
18,900,000	g	Pattern Energy Group, Inc	5.875	02/01/24	19,443
13,050,000		PSEG Power LLC	3.850	06/01/23	13,688
630,000		Public Service Co of Colorado	4.750	08/15/41	743
7,625,000		Public Service Co of Colorado	4.100	06/15/48	8,772
14,975,000		Public Service Co of Colorado	3.200	03/01/50	14,999
2,975,000		Public Service Co of New Hampshire	3.600	07/01/49	3,169
3,450,000		Public Service Electric & Gas Co	3.200	08/01/49	3,474
5,500,000		San Diego Gas & Electric Co	3.000	08/15/21	5,575
4,776,855		San Diego Gas & Electric Co	1.914	02/01/22	4,759
24,273,309	g	Solar Star Funding LLC	3.950	06/30/35	23,455
23,111,179	g	Solar Star Funding LLC	5.375	06/30/35	25,242
2,000,000		Southern California Edison Co	2.400	02/01/22	2,010
6,000,000		Southern California Edison Co	3.400	06/01/23	6,221
4,700,000		Southern California Edison Co	4.125	03/01/48	5,006
8,300,000		Southern Power Co	2.500	12/15/21	8,383
25,000,000		Southern Power Co	4.150	12/01/25	27,092
14,000,000		Southwestern Public Service Co	3.750	06/15/49	15,045
28,612,000	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	30,260
20,949,887	g	Topaz Solar Farms LLC	4.875	09/30/39	21,736
11,592,779	g	Topaz Solar Farms LLC	5.750	09/30/39	12,806
19,650,000		Westar Energy, Inc	2.550	07/01/26	19,691
		TOTAL UTILITIES			609,608

		TOTAL CORPORATE BONDS			2,314,237
		(Cost $2,204,498)

GOVERNMENT BONDS - 19.9%

AGENCY SECURITIES - 3.2%
4,545,000		Canal Barge Co, Inc	4.500	11/12/34	5,067
3,529,970		CES MU2 LLC	1.994	05/13/27	3,526
1,508,462		DY7 Leasing LLC	2.578	12/10/25	1,535
3,648,594		DY9 Leasing LLC	2.415	06/30/27	3,695
8,490,270		Ethiopian Leasing LLC	2.566	08/14/26	8,684
2,418,262		Export Lease Ten Co LLC	1.650	05/07/25	2,396
2,519,820		Export Leasing LLC	1.859	08/28/21	2,522
5,000,000	j	Government Trust Certificate	0.000	04/01/21	4,883
5,950,000		Hashemite Kingdom of Jordan Government AID International Bond	3.000	06/30/25	6,277
389

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$4,010,000	g	Hospital for Special Surgery		3.500%	01/01/23	$4,129
5,625,000	i	India Government AID Bond	LIBOR 3 M + 0.100%	2.009	02/01/27	5,520
45,500,000		Iraq Government AID International Bond		2.149	01/18/22	45,880
3,965,000		Lutheran Medical Center		1.982	02/20/30	3,873
5,437,500		Mexican Aircraft Finance V LLC		2.329	01/14/27	5,506
4,460,000		Montefiore Medical Center		2.152	10/20/26	4,440
2,705,000	g	Montefiore Medical Center		3.896	05/20/27	2,768
18,365,000		Montefiore Medical Center		2.895	04/20/32	18,926
7,000,000		NCUA Guaranteed Notes		3.450	06/12/21	7,133
14,570,000		New York Society for the Relief of the Ruptured & Crippled		2.881	12/20/31	14,949
3,050,000	j	Overseas Private Investment Corp (OPIC)		0.000	01/26/21	3,220
3,000,000	j	OPIC		0.000	01/26/21	3,158
12,226,000	j	OPIC		0.000	07/17/21	12,836
2,749,395		OPIC		2.290	09/15/26	2,768
1,405,548		OPIC		2.040	12/15/26	1,406
9,079,521		OPIC		2.740	09/15/29	9,278
13,968,493		OPIC		3.220	09/15/29	14,618
12,571,645		OPIC		3.280	09/15/29	13,194
18,750,000		OPIC		2.360	10/15/29	18,802
2,338,995		OPIC		2.610	04/15/30	2,374
3,249,000		OPIC		2.930	05/15/30	3,357
5,369,400		OPIC		3.040	05/15/30	5,580
6,176,555		OPIC		3.540	06/15/30	6,594
16,089,549		OPIC		3.370	12/15/30	16,993
7,058,036		OPIC		3.520	09/20/32	7,567
18,733,516		OPIC		3.820	12/20/32	20,465
12,086,139		OPIC		3.938	12/20/32	13,299
10,993,427		OPIC		3.160	06/01/33	11,552
10,553,690		OPIC		3.430	06/01/33	11,304
1,089,519		OPIC		2.810	07/31/33	1,114
1,743,230		OPIC		2.940	07/31/33	1,798
20,000,000		OPIC		2.290	07/15/38	19,555
5,400,000		OPIC		2.450	07/15/38	5,340
3,584,006		Penta Aircraft Leasing LLC		1.691	04/29/25	3,549
2,954,541	i	Pluto Aircraft Leasing LLC	LIBOR 3 M + 0.210%	2.104	02/07/23	2,946
8,000,000		Private Export Funding Corp (PEFCO)		2.300	09/15/20	8,038
7,500,000	g	PEFCO		3.266	11/08/21	7,693
17,500,000		PEFCO		4.300	12/15/21	18,356
4,250,000		PEFCO		2.050	11/15/22	4,281
4,000,000		PEFCO		3.550	01/15/24	4,269
3,950,000		PEFCO		1.750	11/15/24	3,919
8,000,000		PEFCO		3.250	06/15/25	8,517
3,074,040		Safina Ltd		1.550	01/15/22	3,063
5,840,672		Sandalwood LLC		2.836	07/10/25	5,993
1,061,248		Tayarra Ltd		3.628	02/15/22	1,082
980,110		Tricahue Leasing LLC		3.503	11/19/21	997
15,300,000		Ukraine Government AID International Bonds		1.847	05/29/20	15,315
6,521,740		Ulani MSN 37894		2.184	12/20/24	6,560
2,316,864		Union 16 Leasing LLC		1.863	01/22/25	2,310
6,850,000		UNM Sandoval Regional Medical Center		4.500	07/20/36	6,987
2,483,000		US Department of Housing and Urban Development (HUD)		4.960	08/01/20	2,490
2,170,000		HUD		5.050	08/01/21	2,176
390

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
	$3,217,000		HUD		2.910%	08/01/23	$3,262
	4,000,000		HUD		2.860	08/01/26	4,200
	5,000,000		HUD		3.535	08/01/36	5,393
			TOTAL AGENCY SECURITIES				479,277

FOREIGN GOVERNMENT BONDS - 3.9%
	4,000,000		African Development Bank		3.000	12/06/21	4,097
	9,500,000		Asian Development Bank		2.125	03/19/25	9,638
	6,500,000		Asian Development Bank		1.750	08/14/26	6,416
	14,000,000		Asian Development Bank		3.125	09/26/28	15,265
	6,000,000	g	Caisse d’Amortissement de la Dette Sociale		2.000	04/17/20	6,002
	4,223,788	g	Carpintero Finance Ltd		2.004	09/18/24	4,228
	7,500,000	g	CDP Financial, Inc		2.125	06/11/21	7,538
	4,900,000	g	CDP Financial, Inc		2.750	03/07/22	5,000
EUR	4,000,000		Chile Government International Bond		0.830	07/02/31	4,537
	$5,000,000	g	CPPIB Capital, Inc		2.750	11/02/27	5,203
	11,000,000		European Bank for Reconstruction & Development		1.875	07/15/21	11,027
	19,500,000		European Bank for Reconstruction & Development		1.625	09/27/24	19,347
	20,750,000	e	European Investment Bank		2.125	04/13/26	20,995
	3,750,000		European Investment Bank		2.375	05/24/27	3,866
	6,462,500		European Investment Bank		1.625	10/09/29	6,229
	2,000,000		European Investment Bank		4.875	02/15/36	2,675
	11,500,000	g	European Stability Mechanism		1.375	09/11/24	11,290
	12,000,000		Export Development Canada		1.375	10/21/21	11,928
	12,500,000		Export Development Canada		2.625	02/21/24	12,895
	15,000,000	g	Finnvera Oyj		2.375	06/04/25	15,307
	6,082,000		Hydro Quebec		8.400	01/15/22	6,853
	20,000,000	i	Inter-American Development Bank	LIBOR 3 M + 0.010%	2.011	01/15/22	19,974
	19,250,000	e	International Bank for Reconstruction & Development		3.125	11/20/25	20,636
	27,150,000	e,g	International Development Association		2.750	04/24/23	28,012
	46,500,000		International Finance Corp		1.546	11/04/21	46,103
	41,500,000		International Finance Corp		2.125	04/07/26	41,972
	5,000,000		Japan Bank for International Cooperation		1.875	04/20/21	5,001
	9,000,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	9,018
	12,500,000	g	Kommunalbanken AS.		2.125	02/11/25	12,678
	9,500,000	i	Korea Development Bank International Bond	LIBOR 3 M + 0.725%	2.768	07/06/22	9,568
	10,000,000		Kreditanstalt fuer Wiederaufbau		2.625	01/25/22	10,191
	26,000,000		Kreditanstalt fuer Wiederaufbau		1.750	09/14/29	25,419
	3,000,000	g	Nacional Financiera SNC		3.375	11/05/20	3,013
	15,000,000	g	Nederlandse Waterschapsbank NV		3.125	12/05/22	15,554
	25,000,000	g	Nederlandse Waterschapsbank NV		2.375	03/24/26	25,595
	3,725,000		North American Development Bank		4.375	02/11/20	3,735
	5,267,000		North American Development Bank		2.400	10/26/22	5,314
	13,000,000	g	OMERS Finance Trust		2.500	05/02/24	13,289
	12,500,000	e,g	Ontario Teachers’ Finance Trust		1.625	09/12/24	12,310
	22,800,000	e,g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	23,703
	10,500,000	g	Perusahaan Penerbit SBSN Indonesia III		3.900	08/20/24	11,130
	12,700,000		Province of Manitoba Canada		3.050	05/14/24	13,276
	12,500,000		Province of Ontario Canada		3.050	01/29/24	13,055
	10,000,000		Province of Quebec Canada		2.750	04/12/27	10,419
	5,000,000		Province of Quebec Canada		7.500	09/15/29	7,199
	10,000,000		Republic of Italy Government International Bond		2.875	10/17/29	9,467
391

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$7,750,000		Republic of Italy Government International Bond		4.000%	10/17/49	$7,342
		TOTAL FOREIGN GOVERNMENT BONDS				593,309

MORTGAGE BACKED - 5.0%
2,600,000		Federal Home Loan Mortgage Corp (FHLMC)		3.000	10/15/33	2,685
8,550,299		FHLMC		3.500	08/15/43	8,868
3,630,059		FHLMC		3.000	03/15/44	3,695
2,691,703	i	FHLMC		4.180	03/15/44	455
7,623,125		FHLMC		4.000	10/01/47	8,190
13,060,452	i	FHLMC	LIBOR 1 M + 0.300%	2.040	06/15/48	12,930
8,162,783	i	FHLMC		7.136	06/15/48	9,800
6,312,357	i	FHLMC		7.056	10/15/48	7,408
2,934		Federal Home Loan Mortgage Corp Gold (FGLMC)		7.000	10/01/20	3
1,691		FGLMC		7.000	05/01/23	2
11,709		FGLMC		8.000	01/01/31	12
214,300		FGLMC		4.500	07/01/33	230
1,441,071		FGLMC		7.000	12/01/33	1,665
450,780		FGLMC		7.000	05/01/35	517
1,041,045		FGLMC		5.000	06/01/36	1,148
331,194		FGLMC		5.000	07/01/39	366
564,164		FGLMC		4.500	10/01/44	609
575,947		FGLMC		4.500	11/01/44	622
869,341		FGLMC		4.500	11/01/44	939
373,615		FGLMC		4.500	12/01/44	397
615,403		FGLMC		4.500	12/01/44	664
2,164,492		FGLMC		3.500	04/01/45	2,305
19,669,194		FGLMC		3.500	10/01/45	20,736
9,226,742		FGLMC		4.000	12/01/45	9,921
30,441,011		FGLMC		3.500	08/01/46	32,209
24,915,295		FGLMC		3.000	01/01/47	25,517
14,021,008		FGLMC		3.000	02/01/47	14,360
8,596,051		FGLMC		3.500	02/01/47	8,924
971,548		FGLMC		4.500	06/01/47	1,049
2,398,977		FGLMC		4.000	09/01/47	2,561
1,904,313		FGLMC		3.500	12/01/47	2,015
7,965,427		FGLMC		3.500	03/01/48	8,408
12,809,127		FGLMC		4.000	03/01/48	13,708
3,167,992		FGLMC		4.000	07/01/48	3,389
9,617,361		FGLMC		4.500	08/01/48	10,456
10,753		Federal National Mortgage Association (FNMA)		8.000	07/01/24	12
18,500,000	i	FNMA		2.801	02/25/27	19,044
3,500,000	i	FNMA		3.325	06/25/28	3,719
2,804,055		FNMA		3.500	05/01/32	2,920
2,704,934		FNMA		5.000	05/01/35	2,981
1,725,167		FNMA		5.000	10/01/35	1,902
1,313,221		FNMA		5.000	02/01/36	1,448
1,764,549		FNMA		5.500	11/01/38	1,982
1,413,432		FNMA		5.000	09/01/40	1,559
2,272,722		FNMA		5.000	05/01/41	2,505
2,222,577		FNMA		3.000	04/25/43	2,267
3,824,209	i	FNMA		4.158	09/25/43	696
784,714		FNMA		4.000	01/01/44	840
1,871,836		FNMA		4.500	03/01/44	2,031
719,081		FNMA		4.500	06/01/44	776
7,506,382		FNMA		4.500	06/01/44	8,099
392

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,787,688	FNMA	4.500%	08/01/44	$1,929
4,340,714	FNMA	4.500	10/01/44	4,686
8,905,146	FNMA	4.500	11/01/44	9,611
1,797,567	FNMA	5.000	11/01/44	1,976
1,974,575	FNMA	4.500	12/01/44	2,131
709,308	FNMA	4.000	01/01/45	755
9,899,735	FNMA	3.000	02/25/45	10,136
3,001,099	FNMA	3.000	02/25/45	3,054
185,943	FNMA	3.500	03/01/45	198
272,053	FNMA	3.500	03/01/45	289
463,564	FNMA	4.500	03/01/45	500
3,019,367	FNMA	3.000	03/25/45	3,093
553,502	FNMA	4.500	04/01/45	597
8,168,995	FNMA	3.500	04/25/45	8,400
11,753,091	FNMA	3.500	04/25/45	12,206
4,189,647	FNMA	3.500	05/01/45	4,465
2,340,791	FNMA	4.000	12/01/45	2,514
21,906,997	FNMA	3.000	12/25/45	22,407
6,636,565	FNMA	3.500	01/01/46	7,018
8,096,074	FNMA	4.000	01/01/46	8,699
8,356,872	FNMA	3.500	06/01/46	8,837
4,763,058	FNMA	3.500	07/01/46	5,033
7,661,667	FNMA	3.500	07/01/46	8,099
1,781,113	FNMA	3.000	10/01/46	1,791
6,053,815	FNMA	3.500	10/01/46	6,402
8,630,694	FNMA	3.000	11/01/46	8,834
5,937,712	FNMA	3.500	12/01/46	6,171
18,471,904	FNMA	3.500	01/01/47	19,150
2,471,532	FNMA	3.000	04/25/47	2,523
3,052,132	FNMA	4.500	05/01/47	3,309
1,038,833	FNMA	3.500	08/01/47	1,083
2,355,460	FNMA	3.500	09/01/47	2,458
1,427,525	FNMA	3.000	11/01/47	1,435
500,209	FNMA	3.500	11/01/47	530
5,919,517	FNMA	4.000	12/01/47	6,333
1,055,272	FNMA	3.500	01/01/48	1,117
5,342,318	FNMA	4.500	01/01/48	5,809
4,195,277	FNMA	4.500	02/01/48	4,559
50,516,881	FNMA	3.000	02/25/48	52,035
5,319,619	FNMA	4.000	03/01/48	5,689
18,475,517	FNMA	4.500	03/01/48	20,075
1,633,619	FNMA	3.500	04/01/48	1,694
46,883,864	FNMA	4.000	04/01/48	49,139
3,849,014	FNMA	4.500	05/01/48	4,182
2,826,443	FNMA	4.500	05/01/48	3,071
666,084	FNMA	5.000	06/01/48	712
770,037	FNMA	4.500	07/01/48	811
2,964,795	FNMA	4.000	08/01/48	3,080
6,948,499	FNMA	5.000	08/01/48	7,662
26,271,870	FNMA	3.000	11/01/48	26,763
4,610,270	FNMA	3.000	11/25/48	645
1,395,167	FNMA	4.500	12/01/48	1,468
200,604	FNMA	5.000	06/01/49	215
826,871	FNMA	3.000	08/01/49	853
393

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$3,523,399	h	FNMA	4.000%	10/01/49	$3,678
551,482		FNMA	4.000	12/01/49	575
4,201,202		Government National Mortgage Association (GNMA)	2.580	08/15/25	4,190
10,130,822		GNMA	2.690	06/15/33	10,069
8,253,049		GNMA	3.700	10/15/33	8,649
154,384		GNMA	5.000	04/15/38	172
215,199		GNMA	6.500	11/20/38	252
22,720		GNMA	4.500	02/20/39	25
7,887,752		GNMA	3.700	08/15/40	8,275
30,574		GNMA	4.500	08/20/41	34
111,552		GNMA	4.500	09/20/41	125
22,674		GNMA	4.500	01/20/44	25
21,321		GNMA	4.500	02/20/44	23
48,610		GNMA	4.500	05/20/44	55
309,843		GNMA	4.500	05/20/44	348
348,544		GNMA	4.500	08/20/44	391
225,966		GNMA	4.500	09/20/44	254
134,841		GNMA	4.500	10/20/44	150
53,056		GNMA	4.500	11/20/44	56
221,480		GNMA	4.500	12/20/44	248
24,998,000		GNMA	2.750	01/15/45	24,731
296,512		GNMA	4.500	02/20/45	325
339,198		GNMA	4.500	08/20/45	378
347,490		GNMA	4.500	08/20/45	390
360,630		GNMA	4.500	12/20/45	404
4,470,619	†	GNMA	4.000	06/20/46	633
6,538,190		GNMA	3.000	12/20/47	6,721
18,218,317		GNMA	3.500	12/20/47	18,923
6,914,059		GNMA	3.500	01/20/48	7,170
7,714,998		GNMA	3.500	01/20/49	8,076
7,117,262		GNMA	4.000	07/20/49	7,375
		TOTAL MORTGAGE BACKED			758,495

MUNICIPAL BONDS - 4.1%
3,340,000		Antelope Valley-East Kern Water Agency Financing Authority	4.326	06/01/36	3,548
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	5,536
3,790,000		Bay Area Water Supply & Conservation Agency	2.535	10/01/21	3,829
2,635,000		Bay Area Water Supply & Conservation Agency	3.015	10/01/24	2,731
1,170,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	1,218
13,000,000		California Housing Finance Agency	2.966	08/01/22	13,315
1,935,000	g	California Municipal Finance Authority	4.250	11/01/23	1,933
3,380,000		Chicago Board of Education	5.000	12/01/20	3,473
14,000,000		Chicago Housing Authority	4.361	01/01/38	15,695
11,645,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	15,235
3,500,000		City & County Honolulu HI Wastewater System Revenue	3.200	07/01/26	3,717
3,035,000		City & County of Honolulu HI	2.668	10/01/27	3,093
5,645,000		City & County of Honolulu HI	3.974	09/01/35	6,113
1,615,000		City & County of Honolulu HI	4.004	09/01/36	1,746
7,085,000		City & County of San Francisco CA	4.000	04/01/47	7,400
394

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$5,500,000		City & County of San Francisco CA Community Facilities District		4.000%	09/01/48	$5,716
1,105,000		City of Chicago IL		7.750	01/01/42	1,251
5,395,000		City of Chicago IL		7.750	01/01/42	6,768
7,280,000		City of Cincinnati OH Water System Revenue		2.568	12/01/21	7,390
380,000		City of Eugene, OR		6.320	08/01/22	408
1,250,000		City of Florence SC		4.250	12/01/34	1,328
12,500,000		City of Houston TX Combined Utility System Revenue		2.563	05/15/20	12,545
1,000,000		City of Houston TX Combined Utility System Revenue		3.375	11/15/24	1,058
1,275,000		City of Houston TX Combined Utility System Revenue		4.172	11/15/38	1,379
5,145,000		City of Los Angeles CA		3.320	09/01/24	5,377
7,500,000		City of Los Angeles CA		3.880	09/01/38	7,714
1,780,000	g	City of Miami FL		4.808	01/01/39	1,970
3,010,000		City of Norfolk VA		3.000	10/01/35	2,984
3,665,000		City of Norfolk VA		3.050	10/01/36	3,632
3,345,000		City of San Francisco CA Public Utilities Commission Water Revenue		3.000	11/01/26	3,479
3,725,000		City of San Francisco CA Public Utilities Commission Water Revenue		3.950	11/01/36	3,890
8,615,000	h	City of San Francisco CA Public Utilities Commission Water Revenue		3.303	11/01/39	8,592
18,500,000		City of San Francisco CA Public Utilities Commission Water Revenue		4.185	11/01/46	19,258
1,000,000		City of San Juan Capistrano CA		3.700	08/01/31	1,054
1,000,000		Commonwealth Financing Authority		2.675	06/01/21	1,010
1,150,000		Commonwealth Financing Authority		2.875	06/01/22	1,171
2,310,000		Commonwealth Financing Authority		3.075	06/01/23	2,372
2,730,000		Commonwealth Financing Authority		3.864	06/01/38	2,929
11,650,000	i	Connecticut Housing Finance Authority	SOFR + 0.650%	2.180	05/15/49	11,426
7,650,000		County of Alameda CA		3.820	08/01/38	8,124
3,450,000		County of Greene OH		2.720	12/01/21	3,451
685,000		County of Greene OH		2.720	12/01/21	685
3,640,000		County of Greene OH		3.120	12/01/23	3,641
725,000		County of Greene OH		3.120	12/01/23	726
765,000		County of Greene OH		3.270	12/01/24	766
3,850,000		County of Greene OH		3.270	12/01/24	3,851
3,965,000		County of Greene OH		3.420	12/01/25	3,966
790,000		County of Greene OH		3.420	12/01/25	791
1,500,000		County of Miami-Dade FL Aviation Revenue		2.218	10/01/22	1,509
12,015,000		County of Miami-Dade FL Water & Sewer System Revenue		3.490	10/01/42	12,057
935,000		County of Saline AR		3.550	06/01/42	964
15,000,000		District of Columbia Water & Sewer Authority		4.814	10/01/14	19,708
1,000,000		Grant County Public Utility District No 2		5.470	01/01/34	1,085
1,250,000		Grant County Public Utility District No 2		4.164	01/01/35	1,387
1,200,000		Guadalupe Valley Electric Coop, Inc		5.671	10/01/32	1,410
795,000		Guadalupe-Blanco River Authority Industrial Development Corp		3.287	04/15/23	812
640,000		Henry County Water Authority		3.000	01/01/43	595
850,000		Henry County Water Authority		3.200	01/01/49	789
2,000,000		Kern County Water Agency Improvement District No 4		4.276	05/01/36	2,215
540,000		Lavaca-Navidad River Authority		3.850	08/01/26	571
6,430,000		Lavaca-Navidad River Authority		4.430	08/01/35	6,817
395

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$3,540,000		Maryland Community Development Administration Housing Revenue		3.797%	03/01/39	$3,613
95,000		Massachusetts Housing Finance Agency		4.782	12/01/20	96
4,650,000		Massachusetts St. Water Pollution Abatement		5.192	08/01/40	5,390
3,500,000		Metropolitan Council		1.750	09/01/20	3,502
500,000		Michigan Finance Authority		5.000	07/01/22	539
2,000,000		Michigan Finance Authority		5.000	07/01/31	2,294
4,500,000		Montgomery Water Works & Sanitary Sewer Board		1.651	09/01/20	4,501
3,200,000		Montgomery Water Works & Sanitary Sewer Board		1.701	09/01/21	3,196
1,655,000		Montgomery Water Works & Sanitary Sewer Board		1.729	09/01/22	1,648
8,500,000		New Jersey Economic Development Authority		4.271	06/15/20	8,585
7,400,000		New Jersey Economic Development Authority		5.706	06/15/30	8,517
3,000,000		New Jersey Economic Development Authority		5.756	06/15/31	3,493
3,375,000		New Mexico Finance Authority		4.090	06/15/38	3,588
2,500,000		New York City Housing Development Corp		3.720	11/01/39	2,592
1,285,000		New York State Energy Research & Development Authority		2.772	07/01/20	1,292
1,590,000		New York State Energy Research & Development Authority		3.206	07/01/22	1,643
1,255,000		New York State Environmental Facilities Corp		3.045	06/15/24	1,308
1,225,000		New York State Environmental Facilities Corp		3.195	06/15/25	1,292
2,120,000		New York State Environmental Facilities Corp		3.520	07/15/27	2,286
17,500,000		New York Transportation Development Corp		5.000	01/01/26	20,632
4,750,000		Northern California Power Agency		4.320	07/01/24	5,154
11,245,000		Ohio State Water Development Authority		4.879	12/01/34	13,124
700,000		Oklahoma Water Resources Board		3.071	04/01/22	720
13,250,000	g	Oregon State Business Development Commission		6.500	04/01/31	12,483
2,500,000		Palm Beach County Solid Waste Authority		2.636	10/01/24	2,567
5,155,000		Papio-Missouri River Natural Resource District		2.088	12/15/24	5,111
1,070,000		Pend Oreille County Public Utility District No Box Canyon		3.621	01/01/21	1,078
4,500,000		Pend Oreille County Public Utility District No Box Canyon		5.000	01/01/30	4,703
180,000	g	Pennsylvania Economic Development Financing Authority		5.750	06/01/36	192
1,735,000	g	Public Finance Authority		9.000	06/01/29	1,738
1,000,000		Sacramento Area Flood Control Agency		2.699	10/01/22	1,014
435,000		San Francisco City & County Redevelopment Agency		3.113	08/01/22	447
2,000,000		San Francisco City & County Redevelopment Agency		4.375	08/01/44	2,145
1,100,000		Semitropic Improvement District		2.164	12/01/22	1,100
38,330,000		State of California		3.750	10/01/37	40,981
11,565,000		State of California		4.600	04/01/38	12,814
10,050,000		State of California		4.988	04/01/39	10,945
5,445,000	i	State of California	LIBOR 1 M + 0.780%	2.477	04/01/47	5,465
9,800,000		State of Illinois		5.000	02/01/20	9,826
8,000,000		State of Illinois		5.000	02/01/22	8,491
9,000,000		State of Illinois		5.520	04/01/38	9,793
1,500,000		State of Louisiana		1.769	08/01/20	1,500
4,505,000		State of Michigan		3.375	12/01/20	4,570
4,405,000		State of Michigan		3.590	12/01/26	4,573
2,500,000		State of Ohio		5.412	09/01/28	3,080
396

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$2,500,000		State of Texas	2.749%	10/01/23	$2,575
2,025,000		State of Texas	3.576	08/01/34	2,078
3,370,000		State of Texas	3.726	08/01/43	3,459
3,000		State of Wisconsin	5.700	05/01/26	3
5,000,000		Stockton Public Financing Authority	3.610	10/01/40	5,018
1,650,000	g	Syracuse Industrial Development Agency	5.000	01/01/36	1,678
2,280,000		Tampa Bay Water	2.612	10/01/25	2,318
3,225,000		Tampa Bay Water	2.782	10/01/26	3,291
3,000,000		Tampa Bay Water	2.952	10/01/27	3,069
1,255,000		Texas Water Development Board	4.248	10/15/35	1,348
5,880,000		Texas Water Development Board	4.340	10/15/48	6,326
4,170,000		Texas Water Development Board	4.648	04/15/50	4,480
5,000,000		Tuolumne Wind Project Authority	6.918	01/01/34	6,548
3,035,000		University of California	3.809	05/15/28	3,319
11,400,000		University of California	4.009	05/15/30	12,743
1,000,000		University of Cincinnati	3.250	06/01/29	1,058
1,560,000		University of Cincinnati	3.650	06/01/34	1,646
1,615,000		University of Cincinnati	3.700	06/01/35	1,706
18,000,000		University of New Mexico	3.532	06/20/32	18,758
500,000		Upper Allegheny Joint Sanitary Authority	3.550	09/01/39	496
1,500,000		Upper Allegheny Joint Sanitary Authority	3.800	09/01/49	1,460
5,000,000		Vermont Educational & Health Buildings Financing Agency	4.000	12/01/42	5,391
3,000,000		Vermont Educational & Health Buildings Financing Agency	4.000	12/01/46	3,216
1,000,000		Washington County Clean Water Services	5.078	10/01/24	1,126
3,750,000		Water Works Board of the City of Birmingham	1.988	01/01/21	3,751
3,100,000		Water Works Board of the City of Birmingham	2.192	01/01/22	3,116
600,000		West Virginia Water Development Authority	5.000	11/01/21	640
1,345,000		West Virginia Water Development Authority	5.000	11/01/22	1,483
1,000,000		West Virginia Water Development Authority	5.000	11/01/23	1,137
		TOTAL MUNICIPAL BONDS			626,061

U.S. TREASURY SECURITIES - 3.7%
6,000,000		United States Treasury Bond	3.125	02/15/43	6,796
1,000,000		United States Treasury Bond	3.375	05/15/44	1,182
35,830,000		United States Treasury Bond	2.875	11/15/46	39,255
2,500,000		United States Treasury Bond	3.000	02/15/49	2,817
104,836,000		United States Treasury Bond	2.250	08/15/49	101,576
20,405,800	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	20,735
12,537,125	k	United States Treasury Inflation Indexed Bonds	0.125	10/15/24	12,609
5,785,000		United States Treasury Note	1.375	05/31/21	5,766
3,730,000		United States Treasury Note	1.500	09/30/21	3,723
9,350,000		United States Treasury Note	1.500	10/31/21	9,335
17,500,000		United States Treasury Note	1.500	11/30/21	17,472
4,150,000		United States Treasury Note	2.000	07/31/22	4,191
4,500,000		United States Treasury Note	1.750	09/30/22	4,516
74,414,500		United States Treasury Note	1.625	12/15/22	74,444
31,765,000		United States Treasury Note	2.875	09/30/23	33,152
6,100,000		United States Treasury Note	2.625	12/31/23	6,323
5,000,000		United States Treasury Note	1.500	09/30/24	4,954
1,525,000		United States Treasury Note	2.250	10/31/24	1,563
31,371,000		United States Treasury Note	1.500	11/30/24	31,087
9,350,000		United States Treasury Note	2.125	11/30/24	9,532
7,500,000		United States Treasury Note	1.750	12/31/24	7,516
5,550,000		United States Treasury Note	2.750	06/30/25	5,840
397

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$18,842,000		United States Treasury Note		2.500%	02/28/26	$19,615
10,535,000		United States Treasury Note		1.875	07/31/26	10,569
17,100,000		United States Treasury Note		1.625	09/30/26	16,876
17,200,000		United States Treasury Note		1.625	10/31/26	16,965
17,500,000		United States Treasury Note		1.625	11/30/26	17,257
7,500,000		United States Treasury Note		1.750	12/31/26	7,455
60,960,000		United States Treasury Note		1.750	11/15/29	59,992
		TOTAL U.S. TREASURY SECURITIES				553,113

		TOTAL GOVERNMENT BONDS				3,010,255
		(Cost $2,928,375)

STRUCTURED ASSETS - 4.2%

ASSET BACKED - 1.4%
900,000	g	AMSR Trust		3.148	01/19/39	883
		Series - 2019 SFR1 (Class C)
800,000	g	AMSR Trust		3.247	01/19/39	785
		Series - 2019 SFR1 (Class D)
5,000,000	g,i	AREIT Trust	LIBOR 1 M + 1.020%	2.760	09/14/36	4,991
		Series - 2019 CRE3 (Class A)
198,818	i	Asset Backed Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.900%	3.386	08/25/34	197
		Series - 2004 HE5 (Class M1)
1,500,000	i	Bayview Financial Mortgage Pass-Through Trust	LIBOR 1 M + 0.650%	2.455	02/28/41	1,485
		Series - 2006 A (Class M3)
100,000	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 0.670%	2.462	04/25/36	100
		Series - 2006 SD1 (Class M1)
3,829,454	g	Capital Automotive REIT		3.660	10/15/44	3,822
		Series - 2014 1A (Class A)
3,783,587	g	Capital Automotive REIT		3.870	04/15/47	3,811
		Series - 2017 1A (Class A1)
596,277	i	C-BASS Trust	LIBOR 1 M + 0.080%	1.872	07/25/36	584
		Series - 2006 CB6 (Class A1)
4,001,302	i	Chase Funding Loan Acquisition Trust	LIBOR 1 M + 0.855%	2.647	06/25/34	3,949
		Series - 2004 OPT1 (Class M1)
325,000	i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.750%	2.542	01/25/36	324
		Series - 2006 WFH1 (Class M4)
2,940,000	g	DB Master Finance LLC		3.629	11/20/47	2,979
		Series - 2017 1A (Class A2I)
870,750	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	913
		Series - 2015 1A (Class A2II)
11,858,000	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	11,868
		Series - 2017 1A (Class A2II)
1,580,000	g	Domino’s Pizza Master Issuer LLC		4.116	07/25/48	1,625
		Series - 2018 1A (Class A2I)
348,374	g,i	Ellington Loan Acquisition Trust	LIBOR 1 M + 1.100%	2.892	05/25/37	349
		Series - 2007 2 (Class A2C)
6,223,135	g	HERO Funding Trust		3.840	09/21/40	6,391
		Series - 2015 1A (Class A)
1,580,590	g	HERO Funding Trust		3.990	09/21/40	1,643
		Series - 2014 2A (Class A)
3,062,942	g	HERO Funding Trust		3.750	09/20/41	3,120
		Series - 2016 2A (Class A)
2,926,356	g	HERO Funding Trust		4.050	09/20/41	3,019
		Series - 2016 1A (Class A)
398

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$1,130,656	g	HERO Funding Trust		3.080%	09/20/42	$1,135
		Series - 2016 3A (Class A1)
403,566	g	HERO Funding Trust		4.500	09/21/42	403
		Series - 2016 1R (Class A1)
7,518,509	g	HERO Funding Trust		3.710	09/20/47	7,708
		Series - 2017 1A (Class A1)
7,817,899	g	HERO Funding Trust		3.190	09/20/48	7,793
		Series - 2017 3A (Class A1)
1,849,793	g	HERO Funding Trust		3.280	09/20/48	1,870
		Series - 2017 2A (Class A1)
8,572,438	g	HERO Funding Trust		4.670	09/20/48	8,915
		Series - 2018 1A (Class A2)
31,346	i	Home Equity Asset Trust	LIBOR 1 M + 1.500%	3.986	06/25/33	31
		Series - 2003 1 (Class M1)
499,336	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.320%	2.112	03/25/37	490
		Series - 2007 CH3 (Class A1B)
8,071,500	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	1.952	06/25/37	7,950
		Series - 2007 CH5 (Class A1)
6,236,807	g	Mosaic Solar Loans LLC		3.820	06/22/43	6,347
		Series - 2017 2A (Class A)
1,672,258	g	MVW Owner Trust		2.420	12/20/34	1,675
		Series - 2017 1A (Class A)
2,254,458	g,i	Navient Student Loan Trust	LIBOR 1 M + 0.250%	2.042	06/27/67	2,249
		Series - 2018 4A (Class A1)
1,197,771	g	Progress Residential Trust		2.897	12/17/34	1,199
		Series - 2017 SFR2 (Class A)
650,000	i	RASC Trust	LIBOR 1 M + 0.590%	3.080	08/25/35	651
		Series - 2005 KS8 (Class M4)
4,163,375	g	Renew		3.670	09/20/52	4,270
		Series - 2017 1A (Class A)
9,371,337	g	Renew		3.950	09/20/53	9,564
		Series - 2018 1 (Class A)
282,842	g	Sierra Timeshare Receivables Funding LLC		2.580	09/20/32	283
		Series - 2015 3A (Class A)
200,124	g	Sierra Timeshare Receivables Funding LLC		3.080	09/20/32	200
		Series - 2015 3A (Class B)
4,543,791	g	SolarCity LMC		4.590	04/20/44	4,622
		Series - 2014 1 (Class A)
22,960,666	g	SolarCity LMC		4.020	07/20/44	23,100
		Series - 2014 2 (Class A)
3,971,775	g	SolarCity LMC		4.800	09/20/48	4,093
		Series - 2016 A (Class A)
20,668	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 0.900%	2.692	09/25/34	20
		Series - 2004 8 (Class M1)
73,591	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 1.000%	2.792	09/25/34	74
		Series - 2004 8 (Class A9)
2,163,363	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	3.191	04/25/35	2,135
		Series - 2005 7XS (Class 2A1A)
2,904,834	g	Sunrun Athena Issuer LLC		5.310	04/30/49	3,119
		Series - 2018 1 (Class A)
9,730,000	g	Sunrun Atlas Issuer LLC		3.610	02/01/55	9,625
		Series - 2019 2 (Class A)
399

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$11,617,621	g	TES LLC		4.330%	10/20/47	$11,570
		Series - 2017 1A (Class A)
2,500,000	g	TES LLC		7.740	10/20/47	2,485
		Series - 2017 1A (Class B)
7,712,088	g	TES LLC		4.120	02/20/48	7,800
		Series - 2017 2A (Class A)
12,717,893	g	Tesla Auto Lease Trust		3.710	08/20/21	12,883
		Series - 2018 B (Class A)
4,125,000	g	Tesla Auto Lease Trust		2.200	11/21/22	4,118
		Series - 2019 A (Class A4)
1,500,000	g	Tricon American Homes Trust		4.878	11/17/33	1,523
		Series - 2016 SFR1 (Class E)
997,171	g	Tricon American Homes Trust		2.928	01/17/36	1,004
		Series - 2017 SFR2 (Class A)
14,712,656	g	Vivint Colar Financing V LLC		4.730	04/30/48	15,332
		Series - 2018 1A (Class A)
2,940,000	g	Wendys Funding LLC		3.573	03/15/48	2,971
		Series - 2018 1A (Class A2I)
		TOTAL ASSET BACKED				222,045

OTHER MORTGAGE BACKED - 2.8%
2,015,000	g,i	20 Times Square Trust		3.100	05/15/35	2,044
		Series - 2018 20TS (Class B)
1,133,782	g,i	Agate Bay Mortgage Trust		3.500	11/25/44	1,151
		Series - 2014 3 (Class A13)
570,594	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	565
		Series - 2015 6 (Class A9)
259,702	i	Alternative Loan Trust	LIBOR 1 M + 0.500%	2.292	06/25/34	263
		Series - 2004 8CB (Class M1)
4,134,761	g,i	Bancorp Commercial Mortgage Trust	LIBOR 1 M + 0.900%	2.640	09/15/35	4,135
		Series - 2018 CRE4 (Class A)
5,440,000	g,i	BBCMS Mortgage Trust		4.267	08/05/38	4,940
		Series - 2018 CHRS (Class E)
12,500,000	g	BBCMS Trust		3.593	09/15/32	12,839
		Series - 2015 MSQ (Class A)
6,000,000	g	BBCMS Trust		3.894	09/15/32	6,155
		Series - 2015 MSQ (Class B)
2,000,000		Benchmark Mortgage Trust		3.419	08/15/52	2,078
		Series - 2019 B12 (Class AS)
12,870,000	g,i	Benchmark Mortgage Trust		3.900	03/15/62	13,131
		Series - 2019 B10 (Class 3CCA)
2,000,000	i	CD Mortgage Trust		3.879	11/10/49	2,086
		Series - 2016 CD2 (Class B)
2,000,000	i	Citigroup Commercial Mortgage Trust		4.136	04/10/48	2,081
		Series - 2015 GC29 (Class C)
4,800,000		Citigroup Commercial Mortgage Trust		3.300	11/10/52	4,914
		Series - 2019 GC43 (Class AS)
5,000,000		Citigroup Commercial Mortgage Trust		3.018	08/10/56	5,035
		Series - 2019 GC41 (Class AS)
3,000,000	g,i	Cityline Commercial Mortgage Trust		2.778	11/10/31	3,041
		Series - 2016 CLNE (Class A)
3,000,000	g	COMM Mortgage Trust		2.681	08/10/29	3,006
		Series - 2016 GCT (Class A)
2,750,000	g,i	COMM Mortgage Trust		3.413	10/10/29	2,844
		Series - 2017 PANW (Class B)
400

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$7,500,000	g,i	COMM Mortgage Trust		3.538%	10/10/29	$7,709
		Series - 2017 PANW (Class C)
8,811,000	g	COMM Mortgage Trust		3.544	03/10/31	9,168
		Series - 2013 WWP (Class C)
2,000,000		COMM Mortgage Trust		4.701	03/10/47	2,120
		Series - 2014 UBS2 (Class B)
3,500,000	g,i	COMM Mortgage Trust		4.125	03/10/48	3,450
		Series - 2015 CR22 (Class D)
4,000,000	i	COMM Mortgage Trust		4.250	05/10/48	3,985
		Series - 2015 CR23 (Class D)
1,525,000	i	COMM Mortgage Trust		4.250	05/10/48	1,598
		Series - 2015 CR23 (Class C)
2,500,000	i	COMM Mortgage Trust		3.463	08/10/48	2,322
		Series - 2015 CR24 (Class D)
1,000,000		COMM Mortgage Trust		3.263	08/15/57	1,010
		Series - 2019 GC44 (Class AM)
3,119,960	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	4.392	05/25/24	3,249
		Series - 2014 C02 (Class 1M2)
1,556,667	i	Connecticut Avenue Securities	LIBOR 1 M + 5.000%	6.792	11/25/24	1,682
		Series - 2014 C04 (Class 2M2)
5,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	6.042	01/25/29	5,316
		Series - 2016 C04 (Class 1M2)
1,875,017	i	Connecticut Avenue Securities	LIBOR 1 M + 4.450%	6.242	01/25/29	1,980
		Series - 2016 C05 (Class 2M2)
1,650,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	6.042	04/25/29	1,772
		Series - 2016 C06 (Class 1M2)
5,150,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	3.992	01/25/30	5,208
		Series - 2017 C05 (Class 1M2A)
902,614	i	Connecticut Avenue Securities	LIBOR 1 M + 0.900%	2.692	08/25/30	902
		Series - 2018 C02 (Class 2EA2)
2,850,000	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	2.642	10/25/30	2,846
		Series - 2018 C03 (Class 1EA2)
505,000	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.450%	4.242	07/25/31	511
		Series - 2019 R01 (Class 2M2)
8,458,000	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.150%	3.942	09/25/31	8,522
		Series - 2019 R03 (Class 1M2)
7,661,377	i	Connecticut Avenue Securities Trust	LIBOR 1 M + 3.000%	4.792	07/25/24	8,059
		Series - 2014 C03 (Class 1M2)
20,000,000	g	CPT Mortgage Trust		2.865	11/13/39	20,069
		Series - 2019 CPT (Class A)
2,750,000	g,i	CPT Mortgage Trust		2.997	11/13/39	2,561
		Series - 2019 CPT (Class E)
5,000,000	g,i	Credit Suisse Commercial Mortgage Trust		3.728	11/10/32	5,239
		Series - 2017 CALI (Class B)
825,000	g,i	Credit Suisse Commercial Mortgage Trust	LIBOR 1 M + 0.650%	2.442	05/25/36	823
		Series - 2006 CF2 (Class M3)
4,878,876	g,i	Credit Suisse Commercial Mortgage Trust		3.500	02/25/48	4,974
		Series - 2018 J1 (Class A11)
6,650,000	g,i	CSAIL Commercial Mortgage Trust		3.677	06/15/37	6,967
		Series - 2017 C8 (Class 85BA)
8,750,000	g,i	CSAIL Commercial Mortgage Trust		3.677	06/15/37	9,099
		Series - 2017 C8 (Class 85BB)
401

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$1,715,000	g,i	DBUBS Mortgage Trust		5.702%	11/10/46	$1,756
		Series - 2011 LC1A (Class C)
855,793	i	Fieldstone Mortgage Investment Trust	LIBOR 1 M + 0.735%	2.527	12/25/35	852
		Series - 2005 2 (Class M2)
3,217,872	g,i	FirstKey Mortgage Trust		3.500	11/25/44	3,265
		Series - 2014 1 (Class A8)
891,866	g,i	Flagstar Mortgage Trust		4.000	09/25/48	904
		Series - 2018 5 (Class A11)
10,000,000	g	GRACE Mortgage Trust		3.369	06/10/28	10,106
		Series - 2014 GRCE (Class A)
3,000,000	g,i	GS Mortgage Securities Trust	LIBOR 1 M + 1.090%	2.830	10/15/31	2,999
		Series - 2018 HART (Class A)
2,535,000	g,i	GS Mortgage Securities Trust		5.180	12/10/43	2,594
		Series - 2010 C2 (Class B)
3,000,000		GS Mortgage Securities Trust		3.143	10/10/49	3,035
		Series - 2016 GS3 (Class AS)
830,000	i	GS Mortgage Securities Trust		3.800	11/10/49	840
		Series - 2016 GS4 (Class C)
2,000,000	g	GS Mortgage Securities Trust		3.000	02/10/52	1,778
		Series - 2019 GC38 (Class D)
1,285,719	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	2.384	08/19/45	1,280
		Series - 2005 11 (Class 2A1A)
2,500,000	g,i	Hudson Yards		3.041	12/10/41	2,206
		Series - 2019 55HY (Class F)
6,000,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	6,035
		Series - 2016 10HY (Class A)
5,000,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	5,030
		Series - 2016 10HY (Class B)
5,000,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	4,971
		Series - 2016 10HY (Class C)
8,500,000	g	Hudson Yards Mortgage Trust		3.228	07/10/39	8,787
		Series - 2019 30HY (Class A)
8,250,000	g,i	Hudson Yards Mortgage Trust		3.041	12/10/41	7,686
		Series - 2019 55HY (Class E)
4,000,000	g,i	Hudson Yards Mortgage Trust		3.041	12/10/41	3,838
		Series - 2019 55HY (Class D)
257,441	i	Impac CMB Trust	LIBOR 1 M + 0.660%	2.452	03/25/35	258
		Series - 2004 11 (Class 2A1)
3,025,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.396	07/15/46	3,126
		Series - 2011 C4 (Class C)
1,684,523	g,i	JP Morgan Mortgage Trust		3.219	12/25/44	1,679
		Series - 2015 1 (Class B1)
503,067	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	511
		Series - 2015 3 (Class A19)
1,824,788	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	1,842
		Series - 2015 6 (Class A13)
1,066,269	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	1,065
		Series - 2016 1 (Class A13)
148,261	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	151
		Series - 2017 1 (Class A3)
3,919,565	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	3,973
		Series - 2017 2 (Class A5)
1,179,930	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	1,183
		Series - 2017 2 (Class A13)
402

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$1,665,141	g,i	JP Morgan Mortgage Trust		3.500%	08/25/47	$1,683
		Series - 2017 3 (Class 1A5)
266,117	g,i	JP Morgan Mortgage Trust		3.500	09/25/48	272
		Series - 2018 3 (Class A13)
87,225	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	89
		Series - 2018 4 (Class A13)
349,622	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	358
		Series - 2018 5 (Class A13)
198,604	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	200
		Series - 2018 8 (Class A5)
1,079,267	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	1,094
		Series - 2018 8 (Class A13)
2,324,328	g,i	JP Morgan Mortgage Trust		4.000	02/25/49	2,368
		Series - 2018 9 (Class A13)
317,314	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	321
		Series - 2019 1 (Class A3)
2,396,448	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	2,419
		Series - 2019 1 (Class A15)
143,300	g,i	JP Morgan Mortgage Trust		4.764	09/25/49	153
		Series - 2019 3 (Class B1)
10,000,000	g	Liberty Street Trust		3.597	02/10/36	10,552
		Series - 2016 225L (Class A)
4,000,000	g,i	MAD Mortgage Trust		3.188	08/15/34	4,085
		Series - 2017 330M (Class A)
4,000,000	g,i	MAD Mortgage Trust		3.366	08/15/34	4,074
		Series - 2017 330M (Class B)
21,000,000	g	Morgan Stanley Capital I Trust		3.350	07/13/29	21,301
		Series - 2014 CPT (Class A)
2,000,000	g,i	Morgan Stanley Capital I Trust		3.446	07/13/29	2,010
		Series - 2014 CPT (Class E)
37,527	i	Morgan Stanley Capital I Trust	LIBOR 1 M + 0.825%	2.617	08/25/34	37
		Series - 2004 HE6 (Class M1)
264,763	†,i	Morgan Stanley Capital I Trust		6.251	12/12/49	164
		Series - 2007 IQ16 (Class AJFX)
5,000,000	g,i	MSDB Trust		3.316	07/11/39	5,149
		Series - 2017 712F (Class A)
1,050,000	g,i	Natixis Commercial Mortgage Securities Trust		3.790	11/15/32	1,075
		Series - 2018 285M (Class C)
15,780,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 0.784%	2.523	07/15/33	15,740
		Series - 2018 850T (Class A)
5,750,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.500%	3.240	07/15/36	5,750
		Series - 2019 MILE (Class A)
9,000,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 3.500%	5.240	07/15/36	9,000
		Series - 2019 MILE (Class E)
1,750,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 4.250%	5.990	07/15/36	1,750
		Series - 2019 MILE (Class F)
145,029	i	New York Mortgage Trust	LIBOR 1 M + 0.480%	2.272	02/25/36	143
		Series - 2005 3 (Class A1)
15,000,000	g	One Bryant Park Trust		2.516	09/15/54	14,588
		Series - 2019 OBP (Class A)
3,900,000	g	One Market Plaza Trust		3.614	02/10/32	3,990
		Series - 2017 1MKT (Class A)
403

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$2,057,328	g,i	Sequoia Mortgage Trust		3.500%	05/25/45	$2,094
		Series - 2015 2 (Class A1)
934,041	g,i	Sequoia Mortgage Trust		3.500	06/25/46	949
		Series - 2016 1 (Class A19)
351,542	g,i	Sequoia Mortgage Trust		3.500	11/25/46	359
		Series - 2016 3 (Class A10)
2,280,875	g,i	Sequoia Mortgage Trust		3.500	04/25/47	2,314
		Series - 2017 3 (Class A19)
733,388	g,i	Sequoia Mortgage Trust		3.757	09/25/47	758
		Series - 2017 6 (Class B1)
640,986	g,i	Sequoia Mortgage Trust		3.500	02/25/48	651
		Series - 2018 2 (Class A19)
801,233	g,i	Sequoia Mortgage Trust		3.500	02/25/48	815
		Series - 2018 2 (Class A1)
197,559	g,i	Sequoia Mortgage Trust		4.000	09/25/48	200
		Series - 2018 7 (Class A19)
414,925	g,i	Sequoia Mortgage Trust		4.000	09/25/48	417
		Series - 2018 7 (Class A4)
380,579	g,i	Sequoia Mortgage Trust		4.000	11/25/48	388
		Series - 2018 8 (Class A1)
63,430	g,i	Sequoia Mortgage Trust		4.000	11/25/48	64
		Series - 2018 8 (Class A19)
2,829,114	g,i	Sequoia Mortgage Trust		4.000	06/25/49	2,881
		Series - 2019 2 (Class A1)
720,610	g,i	Sequoia Mortgage Trust		4.000	06/25/49	729
		Series - 2019 2 (Class A19)
1,951,476	g,i	Sequoia Mortgage Trust		3.500	11/25/49	1,984
		Series - 2019 4 (Class A1)
1,695,221	g,i	Sequoia Mortgage Trust		3.500	12/25/49	1,727
		Series - 2019 5 (Class A1)
947,329	g,i	Sequoia Mortgage Trust		3.500	12/25/49	960
		Series - 2019 5 (Class A19)
433,630	g,i	Shellpoint Co-Originator Trust		3.500	11/25/46	438
		Series - 2016 1 (Class 1A10)
3,305,074	g,i	Shellpoint Co-Originator Trust		3.500	10/25/47	3,357
		Series - 2017 2 (Class A1)
995,939	g,i	Spruce Hill Mortgage Loan Trust		3.395	04/29/49	1,001
		Series - 2019 SH1 (Class A1)
506,422	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 3.800%	5.592	03/25/25	519
		Series - 2015 HQ1 (Class M3)
1,042,522	i	STACR	LIBOR 1 M + 1.350%	3.142	03/25/29	1,046
		Series - 2016 HQA3 (Class M2)
117,819	i	STACR	LIBOR 1 M + 1.200%	2.992	07/25/29	118
		Series - 2017 DNA1 (Class M1)
350,000	i	STACR	LIBOR 1 M + 3.250%	5.042	07/25/29	368
		Series - 2017 DNA1 (Class M2)
2,886,067	i	STACR	LIBOR 1 M + 1.200%	2.992	10/25/29	2,896
		Series - 2017 DNA2 (Class M1)
3,514,017	i	STACR	LIBOR 1 M + 0.950%	2.742	04/25/30	3,519
		Series - 2017 HQA3 (Class M2AS)
237,744	i	STACR	LIBOR 1 M + 2.350%	4.142	04/25/30	242
		Series - HQA3 (Class M2)
250,624	g,i	STACR		3.736	02/25/48	251
		Series - 2018 SPI1 (Class M1)
404

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,110,557	g,i	STACR	3.813%	05/25/48	$1,112
		Series - 2018 SPI2 (Class M1)
703,609	g,i	STACR	4.152	08/25/48	706
		Series - 2018 SPI3 (Class M1)
510,000	g,i	STACR	4.459	11/25/48	512
		Series - 2018 SPI4 (Class M2)
2,478,247	i	Wachovia Bank Commercial Mortgage Trust	6.169	05/15/46	2,491
		Series - 2007 C34 (Class B)
1,650,000	i	Wachovia Bank Commercial Mortgage Trust	6.169	05/15/46	1,662
		Series - 2007 C34 (Class C)
1,516,153	g,i	Wells Fargo Mortgage Backed Securities Trust	4.000	04/25/49	1,533
		Series - 2019 2 (Class A17)
		TOTAL OTHER MORTGAGE BACKED			420,625

		TOTAL STRUCTURED ASSETS			642,670
		(Cost $636,685)

		TOTAL BONDS			5,967,162
		(Cost $5,769,558)

SHARES		COMPANY
COMMON STOCKS - 59.6%

AUTOMOBILES & COMPONENTS - 0.9%
71,684		Aptiv plc			6,808
562		Autoliv, Inc			47
150,045		Bayerische Motoren Werke AG.			12,290
23,682		Bayerische Motoren Werke AG. (Preference)			1,458
3,491		BorgWarner, Inc			152
34,572	*	Cooper-Standard Holding, Inc			1,146
220,582		Denso Corp			9,962
97,691		Harley-Davidson, Inc			3,633
527,280		Honda Motor Co Ltd			14,923
162,320		Magna International, Inc			8,900
56,903		Michelin (C.G.D.E.) (Class B)			7,002
59,408	*	Modine Manufacturing Co			458
378,536		Peugeot S.A.			9,114
184,075		Renault S.A.			8,741
49,246		Tenneco, Inc			645
51,568	*	Tesla, Inc			21,573
472,300		Toyota Motor Corp			33,279
40,640		Valeo S.A.			1,440
334	*	Visteon Corp			29
		TOTAL AUTOMOBILES & COMPONENTS			141,600

BANKS - 4.1%
20,740		Ameris Bancorp			882
24,817		Associated Banc-Corp			547
849,371		Australia & New Zealand Banking Group Ltd			14,648
5,411,176		Banca Intesa S.p.A.			14,254
2,060		Bancfirst Corp			129

405

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
2,471,466		Banco Bilbao Vizcaya Argentaria S.A.	$13,876
1,039,018		Bank Hapoalim Ltd	8,629
841,607		Bank Leumi Le-Israel	6,138
1,030		Bank of Hawaii Corp	98
174,230		Bank of Montreal	13,503
317,885		Bank of Nova Scotia	17,956
60,679		Bank OZK	1,851
3,730		BankUnited	136
2,405		Banner Corp	136
356		Bendigo Bank Ltd	2
25,572		Berkshire Hills Bancorp, Inc	841
2,794,000		BOC Hong Kong Holdings Ltd	9,699
900		BOK Financial Corp	79
6,533		Brookline Bancorp, Inc	108
13,829		Bryn Mawr Bank Corp	570
10,067		Cadence BanCorp	183
2,926,176		CaixaBank S.A.	9,215
19,106		Camden National Corp	880
79,444		Canadian Imperial Bank of Commerce	6,611
834,746		Citigroup, Inc	66,688
539,575		Citizens Financial Group, Inc	21,912
2,120		Columbia Banking System, Inc	86
153,641		Comerica, Inc	11,024
712		Commerce Bancshares, Inc	48
428,939		Commonwealth Bank of Australia	24,063
889		Community Trust Bancorp, Inc	41
9,015		Cullen/Frost Bankers, Inc	881
67,309	*	Customers Bancorp, Inc	1,603
648,293		DBS Group Holdings Ltd	12,500
14,324		Federal Agricultural Mortgage Corp (Class C)	1,196
334,249		Fifth Third Bancorp	10,275
6,726		First Financial Bancorp	171
1,399		First Financial Corp	64
290		First Interstate Bancsystem, Inc	12
3,952		First Merchants Corp	164
52,717		First Republic Bank	6,192
2,590		Glacier Bancorp, Inc	119
5,441		Hancock Whitney Corp	239
490,500		Hang Seng Bank Ltd	10,139
20,839		Hanmi Financial Corp	417
16,503		Heartland Financial USA, Inc	821
9,347		Heritage Financial Corp	265
24,702	*	HomeStreet, Inc	840
21,937		HomeTrust Bancshares, Inc	589
248,425		Huntington Bancshares, Inc	3,746
1,283,244		ING Groep NV	15,428
1,147		International Bancshares Corp	49
125,286		KBC Groep NV	9,446
15,636		Kearny Financial Corp	216
822,052		Keycorp	16,638
22,925		Live Oak Bancshares, Inc	436
118,876		M&T Bank Corp	20,179
240,000		Mitsui Trust Holdings, Inc	9,487
97,776		Mizrahi Tefahot Bank Ltd	2,608
406

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
900,956		National Australia Bank Ltd	$15,590
15,790		National Bank Holdings Corp	556
3,324		NBT Bancorp, Inc	135
43,621		New York Community Bancorp, Inc	524
54,855		Northfield Bancorp, Inc	930
1,532		OceanFirst Financial Corp	39
59,142	e	OFG Bancorp	1,396
9,051		Old National Bancorp	166
31,456		Opus Bank	814
14,998		People’s United Financial, Inc	253
44,776		Pinnacle Financial Partners, Inc	2,866
286,583		PNC Financial Services Group, Inc	45,747
820		Prosperity Bancshares, Inc	59
918,937		Regions Financial Corp	15,769
2,027,100		Resona Holdings, Inc	8,835
590,050		Skandinaviska Enskilda Banken AB (Class A)	5,549
1,295,300		Standard Chartered plc	12,206
8,646		Stock Yards Bancorp, Inc	355
22,072	*	SVB Financial Group	5,541
607,817		Svenska Handelsbanken AB	6,546
680,865		Swedbank AB (A Shares)	10,122
18,341	*	Texas Capital Bancshares, Inc	1,041
6,965	e	TFS Financial Corp	137
50,351	*	The Bancorp, Inc	653
422,826		Toronto-Dominion Bank	23,714
2,462		Trico Bancshares	100
17,930	*	Tristate Capital Holdings, Inc	468
449,967		Truist Financial Corp	25,342
1,700		Trustmark Corp	59
5,827		Umpqua Holdings Corp	103
5,260		Univest Financial Corp	141
803,644		US Bancorp	47,648
14,406		Webster Financial Corp	769
3,410		WesBanco, Inc	129
3,019		Westamerica Bancorporation	205
28,038		Western Alliance Bancorp	1,598
1,025,351		Westpac Banking Corp	17,510
1,110		Wintrust Financial Corp	79
1,706		WSFS Financial Corp	75
55,295		Zions Bancorporation	2,871
		TOTAL BANKS	626,193

CAPITAL GOODS - 4.4%
267,982		3M Co	47,278
641,032		ABB Ltd	15,464
881		Acuity Brands, Inc	122
5,516	*	Aegion Corp	123
25,858		Aircastle Ltd	828
429		Allegion plc	53
24,716		Argan, Inc	992
456		Armstrong World Industries, Inc	43
167,764		Assa Abloy AB	3,922
47,888	*	Astronics Corp	1,338
407

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
141,611		Atlas Copco AB (A Shares)	$5,652
168,467		Atlas Copco AB (B Shares)	5,849
79,229	*	Axon Enterprise, Inc	5,806
68,269		Barnes Group, Inc	4,230
2,120	*	Beacon Roofing Supply, Inc	68
54,799		Brenntag AG.	2,973
91,630		Briggs & Stratton Corp	610
73,289	*	Builders FirstSource, Inc	1,862
88,633		CAE, Inc	2,347
17,830		Carlisle Cos, Inc	2,886
240,468		Caterpillar, Inc	35,512
819,840		CNH Industrial NV	9,002
40,566		Compagnie de Saint-Gobain	1,662
49,701		Cummins, Inc	8,894
89,304		Curtiss-Wright Corp	12,582
5,900		Daifuku Co Ltd	357
89,000		Daikin Industries Ltd	12,557
92,545		DCC plc	8,027
129,617		Deere & Co	22,457
888		Donaldson Co, Inc	51
7,425		Dover Corp	856
243,475		Eaton Corp	23,062
14,474		Eiffage S.A.	1,661
4,718		EMCOR Group, Inc	407
172,193		Fastenal Co	6,363
72,856		Ferguson plc	6,630
978		Flowserve Corp	49
124,937		Fortive Corp	9,544
856		Fortune Brands Home & Security, Inc	56
85,204		HEICO Corp	9,726
168,077		HEICO Corp (Class A)	15,048
32,714	*	Herc Holdings, Inc	1,601
99,540		Hexcel Corp	7,297
97,900		Hitachi Construction Machinery Co Ltd	2,916
18,668		Hochtief AG.	2,377
288		Hubbell, Inc	43
386		IDEX Corp	66
210,433		Illinois Tool Works, Inc	37,800
95,239		Ingersoll-Rand plc	12,659
415,507		Johnson Controls International plc	16,915
303,500		Kajima Corp	4,035
56,500		Kawasaki Heavy Industries Ltd	1,235
1,335,270	e	Keppel Corp Ltd	6,728
421,000		Komatsu Ltd	10,105
579,800	e	Kubota Corp	9,105
14,151		Legrand S.A.	1,156
364		Lennox International, Inc	89
24,449	*	Lydall, Inc	502
230,630		Masco Corp	11,068
764,949		Meggitt plc	6,663
108,977	*	Mercury Systems, Inc	7,531
500,300		Mitsubishi Corp	13,254
24,737		Moog, Inc (Class A)	2,111
36,662		MTU Aero Engines Holding AG.	10,446
408

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
8,124	*	MYR Group, Inc	$265
333,800		Obayashi Corp	3,707
358		Oshkosh Corp	34
386		Owens Corning, Inc	25
139,447		PACCAR, Inc	11,030
61,539		Parker-Hannifin Corp	12,666
184,808	*,e	Plug Power, Inc	584
77,855		Quanta Services, Inc	3,169
50,803		Rockwell Automation, Inc	10,296
48,740		Roper Technologies Inc	17,265
8,372		Rush Enterprises, Inc (Class A)	389
169,495		Schneider Electric S.A.	17,414
41,557	*	Sensata Technologies Holding plc	2,239
386,200		Shimizu Corp	3,934
186,903		Siemens AG.	24,408
11,700		Snap-On, Inc	1,982
202,799		Spirit Aerosystems Holdings, Inc (Class A)	14,780
18,600		Stanley Black & Decker, Inc	3,083
970,500		Techtronic Industries Co	7,921
22,276	*	Titan Machinery, Inc	329
61,042		TransDigm Group, Inc	34,183
4,050	*	Trimas Corp	127
35,387	*	United Rentals, Inc	5,901
11,896		Vestas Wind Systems AS	1,202
598,938		Volvo AB (B Shares)	10,027
18,709		W.W. Grainger, Inc	6,333
5,431		Wabash National Corp	80
137	*	WABCO Holdings, Inc	19
350,496		Wartsila Oyj (B Shares)	3,874
3,753	*	Welbilt, Inc	59
141,367	*	Wesco Aircraft Holdings, Inc	1,558
698	*	WESCO International, Inc	41
40,619		Woodward Inc	4,811
12,800	e	WSP Global, Inc	874
49,895		Xylem, Inc	3,931
		TOTAL CAPITAL GOODS	661,191

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
2,604		ABM Industries, Inc	98
36,304		ACCO Brands Corp	340
25,543		Adecco S.A.	1,615
1,000	*	ASGN Inc	71
1,175		Brambles Ltd	10
102,193	*	Copart, Inc	9,293
18,766		Exponent, Inc	1,295
12,422		Heidrick & Struggles International, Inc	404
3,908	*	Huron Consulting Group, Inc	269
1,600	*	IAA, Inc	75
11,793		ICF International, Inc	1,080
346,034	*	IHS Markit Ltd	26,074
18,190		Insperity, Inc	1,565
130,358		Intertek Group plc	10,101
1,600		KAR Auction Services, Inc	35
409

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
16,221		Kelly Services, Inc (Class A)	$366
15,748		Manpower, Inc	1,529
23,089	*	Mistras Group, Inc	329
2,100		Mobile Mini, Inc	80
10,610		Pitney Bowes, Inc	43
42,309	e	Quad Graphics, Inc	198
278,600		Recruit Holdings Co Ltd	10,435
631,251		RELX plc	15,935
21,731		Resources Connection, Inc	355
73,813		Robert Half International, Inc	4,661
1,100		Secom Co Ltd	98
3,476		SGS S.A.	9,520
1,544	*	SP Plus Corp	65
66,652	*	Team, Inc	1,064
6,509		Teleperformance	1,590
160,144		TransUnion	13,710
11,533		Verisk Analytics, Inc	1,722
14,915		Viad Corp	1,007
174,472		Waste Management, Inc	19,883
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	134,915

CONSUMER DURABLES & APPAREL - 1.2%
51,420		Adidas-Salomon AG.	16,715
490,275		Barratt Developments plc	4,854
48,830		Berkeley Group Holdings plc	3,143
245,066		Burberry Group plc	7,155
39,764		Callaway Golf Co	843
666	*	Capri Holdings Ltd	25
224		Carter’s, Inc	25
30,296	*	Century Communities, Inc	829
94,209		Essilor International S.A.	14,403
94,242	*	Fossil Group, Inc	743
709		Garmin Ltd	69
2,420	e	Hanesbrands, Inc	36
804		Hasbro, Inc	85
8,524		Hooker Furniture Corp	219
15,890	*,e	iRobot Corp	805
11,459	*,e	LGI Homes, Inc	810
16,136	*	Lululemon Athletica, Inc	3,738
30,094	*	Meritage Homes Corp	1,839
24,650	*	Mohawk Industries, Inc	3,362
8,565		Movado Group, Inc	186
115,565		Newell Brands Inc	2,221
497,099		Nike, Inc (Class B)	50,361
2,341	*	NVR, Inc	8,916
990,000		Panasonic Corp	9,285
14,720		Pandora AS	640
646		PVH Corp	68
9,294		SEB S.A.	1,382
296,900		Sekisui House Ltd	6,340
206,400	e	Sharp Corp	3,154
327,500		Sony Corp	22,236
750		Tapestry, Inc	20
943,268		Taylor Wimpey plc	2,419
410

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
279		Tupperware Brands Corp	$2
107,397	*	Under Armour, Inc (Class A)	2,320
9,357	*	Under Armour, Inc (Class C)	179
18,549	*	Unifi, Inc	469
98,683		VF Corp	9,835
		TOTAL CONSUMER DURABLES & APPAREL	179,731

CONSUMER SERVICES - 1.3%
138,079		Accor S.A.	6,481
29,876	*	American Public Education, Inc	818
33,977		BBX Capital Corp	162
36,619	*	Bright Horizons Family Solutions	5,503
27,648		Carriage Services, Inc	708
15,043	*	Chipotle Mexican Grill, Inc (Class A)	12,593
31,329		Choice Hotels International, Inc	3,240
559,713		Compass Group plc	14,027
50,053		Darden Restaurants, Inc	5,456
2,933		Domino’s Pizza, Inc	862
676		Dunkin Brands Group, Inc	51
28,743	*,e	El Pollo Loco Holdings, Inc	435
21,740	*	frontdoor, Inc	1,031
2,317		Graham Holdings Co	1,481
200,679		Hilton Worldwide Holdings, Inc	22,257
221,017	*	Houghton Mifflin Harcourt Co	1,381
140,603		InterContinental Hotels Group plc	9,662
18,356		Marriott Vacations Worldwide Corp	2,364
103,328	*	Norwegian Cruise Line Holdings Ltd	6,035
80,100		Oriental Land Co Ltd	10,929
27,393	*	Red Robin Gourmet Burgers, Inc	905
56,379	*	Regis Corp	1,008
103,138		Royal Caribbean Cruises Ltd	13,770
95,265		Service Corp International	4,385
45,890	*	ServiceMaster Global Holdings, Inc	1,774
635		Six Flags Entertainment Corp	29
589,901		Starbucks Corp	51,864
15,174		Vail Resorts, Inc	3,639
3,787		Wendy’s	84
130,649		Whitbread plc	8,385
11,827	*	WW International Inc	452
		TOTAL CONSUMER SERVICES	191,771

DIVERSIFIED FINANCIALS - 3.1%
702,009		3i Group plc	10,215
78,780		Ally Financial, Inc	2,408
328,240		American Express Co	40,863
33,451		Ameriprise Financial, Inc	5,572
1,444,992		AMP Ltd	1,944
13,040	g	Amundi S.A.	1,025
476,622		Bank of New York Mellon Corp	23,988
62,911		BlackRock, Inc	31,625
120,164		Capstead Mortgage Corp	952
549,728		Charles Schwab Corp	26,145
73,798		Chimera Investment Corp	1,517
411

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
177,890		CME Group, Inc	$35,706
33,924		Deutsche Boerse AG.	5,320
242,430		Discover Financial Services	20,563
29,186		E*TRADE Financial Corp	1,324
11,008		Factset Research Systems, Inc	2,953
100,214		Franklin Resources, Inc	2,604
14,336	*	Green Dot Corp	334
424,097		Hong Kong Exchanges and Clearing Ltd	13,778
419,377		IntercontinentalExchange Group, Inc	38,813
229,267		Invesco Ltd	4,122
47,941		Legg Mason, Inc	1,722
135,616		London Stock Exchange Group plc	13,938
655		LPL Financial Holdings, Inc	60
127,644		Macquarie Group Ltd	12,362
390,100		Mitsubishi UFJ Lease & Finance Co Ltd	2,511
55,264		Moody’s Corp	13,120
776,986		Morgan Stanley	39,720
910		Morningstar, Inc	138
21,175		Nasdaq Inc	2,268
948,661		Natixis	4,226
12,048	*,†	NewStar Financial, Inc	3
158,207		Northern Trust Corp	16,808
104,012	*	On Deck Capital, Inc	431
14,526		Redwood Trust, Inc	240
154,156		S&P Global, Inc	42,092
115,786		Schroders plc	5,113
2,199,973		Standard Life Aberdeen plc	9,571
6,210		Starwood Property Trust, Inc	154
165,653		State Street Corp	13,103
61,710		T Rowe Price Group, Inc	7,519
1,226,678		UBS AG.	15,480
26,666		Wendel	3,552
		TOTAL DIVERSIFIED FINANCIALS	475,902

ENERGY - 2.7%
2,369	e	Aker BP ASA	78
172,941		Apache Corp	4,426
15,185		Archrock, Inc	152
255,486		Baker Hughes a GE Co	6,548
63,543	*,e	California Resources Corp	574
316,426	*,e	Callon Petroleum Co	1,528
3,504		Caltex Australia Ltd	84
957,866		Cenovus Energy, Inc (Toronto)	9,737
13,667	*	Cheniere Energy, Inc	835
293,684		Chevron Corp	35,392
25,650		Cimarex Energy Co	1,346
675,517		ConocoPhillips	43,929
9,468		Delek US Holdings, Inc	317
946,023	*,e	Denbury Resources, Inc	1,334
216,448		Devon Energy Corp	5,621
520,749		Enbridge, Inc (Toronto)	20,705
344,580	e	EnCana Corp	1,613
100,768		EQT Corp	1,098
571,974		Equinor ASA	11,406
412

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
33,952	*	Exterran Corp	$266
488,810		Galp Energia SGPS S.A.	8,206
75,259	e	Green Plains Inc	1,161
157,707	*	Gulfport Energy Corp	479
65,323	*	Helix Energy Solutions Group, Inc	629
103,491		Hess Corp	6,914
936,486		Inpex Holdings, Inc	9,702
1,700,552		Kinder Morgan, Inc	36,001
6,109		Koninklijke Vopak NV	332
321,362	*	Laredo Petroleum Holdings, Inc	922
162,614		Lundin Petroleum AB	5,521
473,778		Marathon Oil Corp	6,434
28,451	*	Matrix Service Co	651
11,094		National Oilwell Varco, Inc	278
271,276		Neste Oil Oyj	9,439
107,917	*	Newpark Resources, Inc	677
256,228		Noble Energy, Inc	6,365
652,639	*	Oasis Petroleum, Inc	2,128
5,830	*	Oceaneering International, Inc	87
145,179		OMV AG.	8,134
210,954		ONEOK, Inc	15,963
45,731		Parsley Energy, Inc	865
18,249		PBF Energy, Inc	572
33,891	*	PDC Energy, Inc	887
280,122		QEP Resources Inc	1,261
170,477	e	Range Resources Corp	827
59,114	*,e	Renewable Energy Group, Inc	1,593
716,723		Repsol YPF S.A.	11,260
1,410	e	RPC, Inc	7
7,940		Santos Ltd	46
863,360		Schlumberger Ltd	34,707
213,779		SM Energy Co	2,403
236,915	*	Southwestern Energy Co	573
500,091		Suncor Energy, Inc	16,390
801		TechnipFMC plc (Euro OTC)	17
18,409	*,e	Tellurian, Inc	134
242,721		Tenaris S.A.	2,750
14,614	*	Tidewater, Inc	282
540,419		Total S.A.	29,988
67,101	e	US Silica Holdings, Inc	413
277,355		Valero Energy Corp	25,974
478,825		Williams Cos, Inc	11,358
247,159		Woodside Petroleum Ltd	5,976
1,470	e	WorleyParsons Ltd	16
		TOTAL ENERGY	415,311

FOOD & STAPLES RETAILING - 0.6%
293,800		Aeon Co Ltd	6,063
210,868		Alimentation Couche Tard, Inc	6,692
75,639		Carrefour S.A.	1,272
48,157		Casey’s General Stores, Inc	7,657
53,872	e	Casino Guichard Perrachon S.A.	2,520
46,387	*	Chefs’ Warehouse Holdings, Inc	1,768
413

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
63,518		George Weston Ltd	$5,039
1,769,105		J Sainsbury plc	5,395
800		Lawson, Inc	45
155,267		Loblaw Cos Ltd	8,011
147,990		Metro Wholesale & Food Specialist AG.	2,381
41,116		Pricesmart, Inc	2,920
91,533		SpartanNash Co	1,303
229,815	*	Sprouts Farmers Market, Inc	4,447
4,027,484		Tesco plc	13,611
129,096	*,e	United Natural Foods, Inc	1,131
453,089	*	US Foods Holding Corp	18,980
18,123	e	Weis Markets, Inc	734
2,106,392		WM Morrison Supermarkets plc	5,575
112,406	e	Woolworths Ltd	2,851
		TOTAL FOOD & STAPLES RETAILING	98,395

FOOD, BEVERAGE & TOBACCO - 2.3%
364,500		Ajinomoto Co, Inc	6,068
293,305		Associated British Foods plc	10,090
2,928	e	Barry Callebaut AG.	6,463
48,239		Bunge Ltd	2,776
106,791		Campbell Soup Co	5,278
272,091		Coca-Cola Amatil Ltd	2,113
1,286,702		Coca-Cola Co	71,219
180,062		Coca-Cola European Partners plc (Class A)	9,161
195,932		Coca-Cola HBC AG.	6,660
192,803		Danone	16,011
8,514	*	Farmer Bros Co	128
40,247		Fresh Del Monte Produce, Inc	1,408
398,378		General Mills, Inc	21,337
2,360	*	Hain Celestial Group, Inc	61
265,920		Hormel Foods Corp	11,996
163,443		Kellogg Co	11,304
84,124		Kerry Group plc (Class A)	10,484
138,100		Kikkoman Corp	6,761
41,938		McCormick & Co, Inc	7,118
571,568		Nestle S.A.	61,881
29,600		Nissin Food Products Co Ltd	2,198
302,914		Orkla ASA	3,072
113,527		PAN Fish ASA	2,952
490,585		PepsiCo, Inc	67,048
136,600		Suntory Beverage & Food Ltd	5,703
116,700		Yakult Honsha Co Ltd	6,432
		TOTAL FOOD, BEVERAGE & TOBACCO	355,722

HEALTH CARE EQUIPMENT & SERVICES - 2.8%
26,704	*	Abiomed, Inc	4,555
106,884	*	Alcon, Inc	6,054
17,300		Alfresa Holdings Corp	351
55,184	*	Align Technology, Inc	15,399
123,367	*	Allscripts Healthcare Solutions, Inc	1,211
895	*	Amedisys, Inc	149
69,575	*	Angiodynamics, Inc	1,114
224,873	*	Antares Pharma, Inc	1,057
414

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
32,319	*	AtriCure, Inc	$1,051
33,262	*,e	Axonics Modulation Technologies, Inc	922
30,445	*	BioTelemetry, Inc	1,410
193,127		Cardinal Health, Inc	9,768
27,564	*	Cardiovascular Systems, Inc	1,339
3,908	*	Centene Corp	246
335,196		Cerner Corp	24,600
190,662	*,e	Cerus Corp	805
85,113		Cigna Corp	17,405
50,101		Coloplast AS	6,216
22,324		Computer Programs & Systems, Inc	589
41,990		Cooper Cos, Inc	13,491
148,813	*,e	Covetrus, Inc	1,964
25,039	*	Cross Country Healthcare, Inc	291
355,443		CVS Health Corp	26,406
145,963		Dentsply Sirona, Inc	8,260
115,850	*	Diplomat Pharmacy, Inc	463
127,428	*	Edwards Lifesciences Corp	29,728
74,742	*	GenMark Diagnostics, Inc	359
15,806	*	Glaukos Corp	861
35,915	*	Globus Medical, Inc	2,115
7,411	*	Haemonetics Corp	851
141,656		HCA Healthcare, Inc	20,938
30,112	*	Henry Schein, Inc	2,009
13,064	*,e	Heska Corp	1,253
23,441		Hill-Rom Holdings, Inc	2,661
10,561	*	HMS Holdings Corp	313
125,859	*	Hologic, Inc	6,571
63,606		Humana, Inc	23,313
59,869	*	IDEXX Laboratories, Inc	15,634
32,221	*	Integer Holding Corp	2,591
55,485	*	Laboratory Corp of America Holdings	9,386
27,738		LeMaitre Vascular, Inc	997
6,876	*	LHC Group, Inc	947
9,373	*	LivaNova plc	707
77,072		Meridian Bioscience, Inc	753
107,092	*	Merit Medical Systems, Inc	3,343
62,279	*	NextGen Healthcare, Inc	1,001
38,612	*	Omnicell, Inc	3,155
121,621	*,e	OraSure Technologies, Inc	977
26,899	*	Orthofix Medical Inc	1,242
12,383	*	Penumbra, Inc	2,034
20,923		Phonak Holding AG.	4,783
2,830	*	Premier, Inc	107
15,337	*	Providence Service Corp	908
31,422		Quest Diagnostics, Inc	3,356
15,447	*	Quidel Corp	1,159
103,188		Ramsay Health Care Ltd	5,250
84,455		Resmed, Inc	13,088
252,994		Ryman Healthcare Ltd	2,781
34,486		Sartorius AG.	7,372
22,533	*	Select Medical Holdings Corp	526
48,724	*	Staar Surgical Co	1,714
415

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
27,793		STERIS plc	$4,236
41,823	*	Surgery Partners, Inc	655
111,100		Sysmex Corp	7,564
32,643	*	Tactile Systems Technology, Inc	2,204
27,555	*	Tandem Diabetes Care, Inc	1,643
85,261	*,e	Teladoc, Inc	7,138
43,590	*	Tivity Health, Inc	887
19,426	*	Triple-S Management Corp (Class B)	359
245,969		UnitedHealth Group, Inc	72,310
37,933	*	Varian Medical Systems, Inc	5,387
63,073	*	Vocera Communications, Inc	1,309
27,805		West Pharmaceutical Services, Inc	4,180
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	427,771

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
3,692		Beiersdorf AG.	442
493		Clorox Co	76
346,201		Colgate-Palmolive Co	23,832
326,142		Essity AB	10,504
83,113		Estee Lauder Cos (Class A)	17,166
91,847		Henkel KGaA	8,633
37,753		Henkel KGaA (Preference)	3,900
140,500		Kao Corp	11,588
67,469		Kimberly-Clark Corp	9,280
67,139		L’Oreal S.A.	19,853
719,091		Procter & Gamble Co	89,815
164,900	e	Shiseido Co Ltd	11,709
129,700		Uni-Charm Corp	4,380
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	211,178

INSURANCE - 2.6%
1,729,465		Aegon NV	7,917
101,789		Allianz AG.	24,941
112,380		Allstate Corp	12,637
596,572		American International Group, Inc	30,622
44,909		Aon plc	9,354
541,292		Assicurazioni Generali S.p.A.	11,175
2,059,520		Aviva plc	11,432
574,060		AXA S.A.	16,221
259,561		Chubb Ltd	40,403
169,254		CNP Assurances	3,372
1,270		First American Financial Corp	74
29,601	*	Genworth Financial, Inc (Class A)	130
2,957,084		Legal & General Group plc	11,879
19,246		Lincoln National Corp	1,136
256,759		Loews Corp	13,477
305,214		Marsh & McLennan Cos, Inc	34,004
31,460		Muenchener Rueckver AG.	9,284
123,000		NKSJ Holdings, Inc	4,830
61,399		Principal Financial Group	3,377
374,109		Progressive Corp	27,082
345,540		Prudential Financial, Inc	32,391
858,699		Prudential plc	16,453
58,742		Sun Life Financial, Inc	2,679
416

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
100,851		Swiss Re Ltd	$11,330
173,200		Tokio Marine Holdings, Inc	9,697
174,969		Travelers Cos, Inc	23,962
26,721		Voya Financial, Inc	1,629
5,775		Willis Towers Watson plc	1,166
43,876		Zurich Financial Services AG.	17,998
		TOTAL INSURANCE	390,652

MATERIALS - 2.7%
154,779		Agnico-Eagle Mines Ltd	9,533
132,474		Air Liquide	18,781
2,440,646		Alumina Ltd	3,942
6,164		Aptargroup, Inc	713
480,800		Asahi Kasei Corp	5,399
2,277	*	Axalta Coating Systems Ltd	69
217,625		Ball Corp	14,074
214,323		BASF SE	16,146
531	*	Berry Global Group, Inc	25
464,266		BlueScope Steel Ltd	4,917
267,766		Boliden AB	7,111
83,968	*	Century Aluminum Co	631
6,223		Christian Hansen Holding	494
22,619	*	Clearwater Paper Corp	483
71,450		Commercial Metals Co	1,591
231,534		CRH plc	9,287
94,615		Croda International plc	6,427
5,941		DSM NV	777
293,870		DuPont de Nemours, Inc	18,866
192,393		Ecolab, Inc	37,130
185,123		Fletcher Building Ltd	634
1,314,165	e	Fortescue Metals Group Ltd	9,907
82,901		Franco-Nevada Corp	8,560
3,439		Givaudan S.A.	10,774
83,785		HeidelbergCement AG.	6,088
204,900		Hitachi Metals Ltd	3,016
10,422	e	International Flavors & Fragrances, Inc	1,345
187,147		International Paper Co	8,618
41,353		Johnson Matthey plc	1,644
62,121	*	Kraton Corp	1,573
254,284		Linde plc	54,137
47,156		Louisiana-Pacific Corp	1,399
663,979	e	Lundin Mining Corp	3,968
25,920		Minerals Technologies, Inc	1,494
486,000		Mitsubishi Chemical Holdings Corp	3,621
141,592		Mitsui Chemicals, Inc	3,449
75,838		Mondi plc	1,778
173,854		Mosaic Co	3,762
423,759		Newcrest Mining Ltd	8,949
166,783		Newmont Goldcorp Corp	7,247
638,600		Nippon Steel Corp	9,626
28,700		Nitto Denko Corp	1,614
1,348,993		Norsk Hydro ASA	5,016
265,659		Nucor Corp	14,951
417

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
247,630		Nutrien Ltd (Toronto)	$11,856
4,188		Reliance Steel & Aluminum Co	502
22,502		Royal Gold, Inc	2,751
10,424		Schnitzer Steel Industries, Inc (Class A)	226
337		Scotts Miracle-Gro Co (Class A)	36
125,700		Shin-Etsu Chemical Co Ltd	13,824
81,800	e	Showa Denko KK	2,156
31,200		Sika AG.	5,859
1,033		Sonoco Products Co	64
153,789		Stora Enso Oyj (R Shares)	2,238
1,184,000		Sumitomo Chemical Co Ltd	5,376
229,100		Sumitomo Metal Mining Co Ltd	7,377
172,969	*	Summit Materials, Inc	4,134
497,274		Teck Cominco Ltd	8,624
9,000		Toray Industries, Inc	61
29,019		Trinseo S.A.	1,080
96,947		Umicore S.A.	4,725
149,073		UPM-Kymmene Oyj	5,172
40,659	*	US Concrete, Inc	1,694
110,931		Voestalpine AG.	3,077
		TOTAL MATERIALS	410,398

MEDIA & ENTERTAINMENT - 3.1%
185,277		Activision Blizzard, Inc	11,009
71,344	*	Alphabet, Inc (Class A)	95,557
72,267	*	Alphabet, Inc (Class C)	96,622
8,377		Cable One, Inc	12,469
124,069		Cinemark Holdings, Inc	4,200
66,744	*	Clear Channel	191
1,104,902		Comcast Corp (Class A)	49,688
700		CyberAgent, Inc	24
330,229	*,e	Discovery, Inc (Class A)	10,812
498,829	*	Discovery, Inc (Class C)	15,209
65,830	*	Electronic Arts, Inc	7,077
93,869	*	Gray Television, Inc	2,013
83,516	*	Imax Corp	1,706
893,787		Informa plc	10,166
1,902,885		ITV plc	3,807
56,169		JC Decaux S.A.	1,736
51,011		John Wiley & Sons, Inc (Class A)	2,475
224,144	*	Liberty Broadband Corp (Class C)	28,186
2,960	*	Liberty Global plc (Class A)	67
8,773	*	Liberty Global plc (Class C)	191
5,583	*	Loral Space & Communications, Inc	180
40,820		Marcus Corp	1,297
90,036	e	New York Times Co (Class A)	2,896
34,600		Nintendo Co Ltd	13,839
389,311		Omnicom Group, Inc	31,542
645,162		Pearson plc	5,450
27,279	*	Roku, Inc	3,653
21,480	*	Rosetta Stone, Inc	390
549		Schibsted ASA (B Shares)	16
15,261		Scholastic Corp	587
7,266		Sinclair Broadcast Group, Inc (Class A)	242
418

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
113,405	e	Sirius XM Holdings, Inc	$811
11,957	*	Snap, Inc	195
15,494	*	Take-Two Interactive Software, Inc	1,897
31,353		TEGNA, Inc	523
111,216		TripAdvisor, Inc	3,379
907,741	*	Twitter, Inc	29,093
39,073	e	World Wrestling Entertainment, Inc (Class A)	2,535
786,873		WPP plc	11,073
		TOTAL MEDIA & ENTERTAINMENT	462,803

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.8%
380,128		AbbVie, Inc	33,657
72,319	*	Acadia Pharmaceuticals, Inc	3,094
8,756	*	Acceleron Pharma, Inc	464
268,255	*	Achillion Pharmaceuticals, Inc	1,618
38,570	*,e	Aerie Pharmaceuticals, Inc	932
196,629		Agilent Technologies, Inc	16,774
55,469	*	Agios Pharmaceuticals, Inc	2,649
182,586	*	Akorn, Inc	274
231,666		Amgen, Inc	55,848
48,544	*	AnaptysBio, Inc	789
37,384	*	Assembly Biosciences, Inc	765
701,314		Astellas Pharma, Inc	11,971
287,299		AstraZeneca plc	28,756
11,500		AstraZeneca plc (ADR)	573
52,315	*	Atara Biotherapeutics, Inc	862
705,211	*,e	Aurora Cannabis, Inc	1,515
7,622	*	Avrobio, Inc	153
165,249	*	BioCryst Pharmaceuticals, Inc	570
72,419	*	Biogen Inc	21,489
65,896	*	BioMarin Pharmaceutical, Inc	5,571
51,748	*	Bluebird Bio, Inc	4,541
892,144		Bristol-Myers Squibb Co	57,267
1,178		Bruker BioSciences Corp	60
171,561	*,e	Canopy Growth Corp (Toronto)	3,608
114,097		Chugai Pharmaceutical Co Ltd	10,508
8,476	*	Coherus Biosciences, Inc	153
64,616	*	Collegium Pharmaceutical, Inc	1,330
179,346	*,e	Cronos Group, Inc	1,377
102,024		CSL Ltd	19,781
20,056	*	Cymabay Therapeutics, Inc	39
91,300		Eisai Co Ltd	6,832
411,510		Eli Lilly & Co	54,085
5,911	*	Esperion Thereapeutics, Inc	352
40,521	*	FibroGen, Inc	1,738
39,409	*,e	Flexion Therapeutics, Inc	816
435,760		Gilead Sciences, Inc	28,316
67,537		H Lundbeck AS	2,582
11,045	*	Halozyme Therapeutics, Inc	196
62,923	*	Insmed, Inc	1,503
34,337	*	Intersect ENT, Inc	855
94,981	*,e	Intra-Cellular Therapies, Inc	3,259
41,271	*	Iovance Biotherapeutics, Inc	1,142
419

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
76,044	*	IQVIA Holdings, Inc	$11,750
30,394	*	Jazz Pharmaceuticals plc	4,537
125,686	*	Karyopharm Therapeutics, Inc	2,409
30,502		Lonza Group AG.	11,127
62,829	*	MacroGenics, Inc	684
862,340		Merck & Co, Inc	78,430
82,495		Merck KGaA	9,726
7,502	*	Mettler-Toledo International, Inc	5,951
2,060	*	Mirati Therapeutics, Inc	265
426,861		Novo Nordisk AS	24,736
415,531	*,e	Opko Health, Inc	611
19,372	*,e	Optinose, Inc	179
1,883		Orion Oyj (Class B)	87
43,999		Perrigo Co plc	2,273
160,718	*	Progenics Pharmaceuticals, Inc	818
49,359	*	Prothena Corp plc	781
7,854	*	Radius Health, Inc	158
9,539	*,e	Reata Pharmaceuticals, Inc	1,950
567	*	Repligen Corp	52
90,685	*	Revance Therapeutics, Inc	1,472
140,771		Roche Holding AG.	45,751
7,354	*	Sage Therapeutics, Inc	531
103,278	*,e	Sangamo Therapeutics Inc	864
264,298		Sanofi-Aventis	26,543
77,500		Shionogi & Co Ltd	4,794
154,400		Sumitomo Dainippon Pharma Co Ltd	2,991
423,600		Takeda Pharmaceutical Co Ltd	16,754
215,161	*,e	TherapeuticsMD, Inc	521
30,109	*,e	Theravance Biopharma, Inc	780
5,130	*,e	Tricida, Inc	194
57,536		UCB S.A.	4,578
32,423	*	Ultragenyx Pharmaceutical, Inc	1,385
119,009	*	Vertex Pharmaceuticals, Inc	26,057
4,804		Vifor Pharma AG.	877
24,174	*	Waters Corp	5,648
30,112	*,e	ZIOPHARM Oncology, Inc	142
320,095		Zoetis, Inc	42,364
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	727,434

REAL ESTATE - 2.2%
54,528		Alexandria Real Estate Equities, Inc	8,811
15,548	*,e	Altisource Portfolio Solutions S.A.	301
22,670		American Campus Communities, Inc	1,066
204,298		American Tower Corp	46,952
103,020		Boston Properties, Inc	14,202
4,210		Brandywine Realty Trust	66
892,486		British Land Co plc	7,552
80,242		Brixmor Property Group, Inc	1,734
1,473,649		CapitaLand Ltd	4,112
68,626		CatchMark Timber Trust, Inc	787
94,275	*	CBRE Group, Inc	5,778
22,344		Chatham Lodging Trust	410
66,500		City Developments Ltd	541
77,133		CorePoint Lodging, Inc	824
420

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
29,295		Coresite Realty	$3,285
44,542		Cousins Properties, Inc	1,835
3,432		CyrusOne, Inc	225
306,400		Daiwa House Industry Co Ltd	9,485
155,597		Deutsche Wohnen AG.	6,329
29,336		Diversified Healthcare Trust	248
129,032		Duke Realty Corp	4,474
41,460		Easterly Government Properties, Inc	984
46,964		Equinix, Inc	27,413
7,555		First Industrial Realty Trust, Inc	314
31,038		Franklin Street Properties Corp	266
539		Gecina S.A.	96
2,028,000		Hang Lung Properties Ltd	4,453
284,813		Healthpeak Properties Inc	9,817
257,492		Host Hotels and Resorts, Inc	4,776
48,313	*	Howard Hughes Corp	6,126
248,000		Hulic Co Ltd	2,986
146,574		Iron Mountain, Inc	4,671
101,838		iStar Inc	1,478
6,605		Jones Lang LaSalle, Inc	1,150
58,776		Kimco Realty Corp	1,217
12,720		Land Securities Group plc	167
9,428		Liberty Property Trust	566
780,500		Link REIT	8,269
567,800		Mitsubishi Estate Co Ltd	10,865
362,810		Mitsui Fudosan Co Ltd	8,867
17		Nippon ProLogis REIT, Inc	43
59,300		Nomura Real Estate Holdings, Inc	1,422
25,895		Office Properties Income Trust	832
34,015		Park Hotels & Resorts, Inc	880
7,000		Piedmont Office Realty Trust, Inc	156
443,653		Prologis, Inc	39,547
36,640		QTS Realty Trust, Inc	1,988
3,184		Rayonier, Inc	104
19,275	e	Realogy Holdings Corp	187
3,972		Regency Centers Corp	251
3,556		RMR Group, Inc	162
19,104		Sabra Healthcare REIT, Inc	408
60,590		SBA Communications Corp	14,602
663,481		Segro plc	7,900
500,000		Swire Pacific Ltd (Class A)	4,645
1,171,600		Swire Properties Ltd	3,881
78,053		UDR, Inc	3,645
40,112		Unibail-Rodamco-Westfield	6,328
1,112		Unibail-Rodamco-Westfield (Paris)	175
266,765		Welltower, Inc	21,816
373,134		Weyerhaeuser Co	11,269
		TOTAL REAL ESTATE	333,739

RETAILING - 3.2%
74,043	*	1-800-FLOWERS.COM, Inc (Class A)	1,074
34,455		Advance Auto Parts, Inc	5,518
84,829	*	Amazon.com, Inc	156,750
421

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
440	*	Autonation, Inc	$21
74,048		Best Buy Co, Inc	6,501
86,913		Big Lots, Inc	2,496
222,933	*,e	BJ’s Wholesale Club Holdings, Inc	5,069
22,027	*	Booking Holdings, Inc	45,238
38,928	*	CarMax, Inc	3,413
70,691		eBay, Inc	2,553
22,518		Expedia Group Inc	2,435
18,500		Fast Retailing Co Ltd	10,990
7,052	*	Five Below, Inc	902
3,480	e	GameStop Corp (Class A)	21
118,188		Gap, Inc	2,090
24,552	*	Genesco, Inc	1,177
19,230		Genuine Parts Co	2,043
331		Group 1 Automotive, Inc	33
14,217	e	Haverty Furniture Cos, Inc	287
61,083	e	Hennes & Mauritz AB (B Shares)	1,246
31,775	*	Hibbett Sports, Inc	891
319,115		Home Depot, Inc	69,688
412,725		Industria De Diseno Textil S.A.	14,586
97,400		Jardine Cycle & Carriage Ltd	2,178
25,179		Kering	16,591
602,335		Kingfisher plc	1,734
27,247	*,e	Lands’ End, Inc	458
120,512	*	LKQ Corp	4,302
304,803		Lowe’s Companies, Inc	36,503
211,933	e	Macy’s, Inc	3,603
38,743	*	MarineMax, Inc	647
1,572,719		Marks & Spencer Group plc	4,459
2,400		Marui Co Ltd	59
165	*	MercadoLibre, Inc	94
308	*	Murphy USA, Inc	36
40,457		Next plc	3,770
300		Nitori Co Ltd	47
201		Pool Corp	43
140,902	*	Prosus NV	10,545
171,930	*	Quotient Technology, Inc	1,695
1,498		Rent-A-Center, Inc	43
1,746	*	Sally Beauty Holdings, Inc	32
15,085	e	Shoe Carnival, Inc	562
34,864		Signet Jewelers Ltd	758
213,036		Target Corp	27,313
22,162		Tiffany & Co	2,962
350,901		TJX Companies, Inc	21,426
20,554		Tractor Supply Co	1,921
24,383	*	Ulta Beauty, Inc	6,172
219	*,e	Wayfair, Inc	20
166,633		Wesfarmers Ltd	4,843
29,100	*,g	Zalando SE	1,468
		TOTAL RETAILING	489,306

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
444,690		Applied Materials, Inc	27,144
97,255		ASML Holding NV	28,793
422

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
29,888	*	Cirrus Logic, Inc	$2,463
49,186	*	Cree, Inc	2,270
21,963	*	First Solar, Inc	1,229
1,395,331		Intel Corp	83,511
40,908		Lam Research Corp	11,961
3,481		NVE Corp	249
251,714		NVIDIA Corp	59,228
19,797	*	Silicon Laboratories, Inc	2,296
403,130		Texas Instruments, Inc	51,718
47,000		Tokyo Electron Ltd	10,261
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	281,123

SOFTWARE & SERVICES - 5.1%
280,560		Accenture plc	59,078
192,937	*	Adobe, Inc	63,633
102,701		Amadeus IT Holding S.A.	8,411
74,972		Atos Origin S.A.	6,265
133,706	*	Autodesk, Inc	24,530
235,083	*	Avaya Holdings Corp	3,174
53,343	*,e	Benefitfocus, Inc	1,170
21,974	e	Blackbaud, Inc	1,749
147,514	*	Cadence Design Systems, Inc	10,232
80,102		Cap Gemini S.A.	9,797
118,984	*	CGI, Inc	9,957
23,801	*	ChannelAdvisor Corp	215
3,509		Computershare Ltd	41
415,660	*	Conduent, Inc	2,577
9,446	*	Coupa Software, Inc	1,381
70,417		CSG Systems International, Inc	3,646
62,992	*	ExlService Holdings, Inc	4,375
1,443	*	Fair Isaac Corp	541
95,600		Fujitsu Ltd	8,992
393,157		International Business Machines Corp	52,699
146,598		Intuit, Inc	38,398
262,941	*	Limelight Networks, Inc	1,073
100,625		LogMeIn, Inc	8,628
771	*	Manhattan Associates, Inc	61
1,691,626		Microsoft Corp	266,769
103,381		NEC Corp	4,278
102,644	*	New Relic, Inc	6,745
193,200		Nomura Research Institute Ltd	4,132
72,796	*	Nutanix, Inc	2,276
29,738	*	OneSpan, Inc	509
1,800	e	Otsuka Corp	72
5,706	*	Paylocity Holding Corp	689
70,881	*	Perficient, Inc	3,265
32,565	*	Qualys, Inc	2,715
347,044	*	salesforce.com, Inc	56,443
218,160		SAP AG.	29,364
120,248		Science Applications International Corp	10,464
37,020	*	Shopify, Inc (Class A) (Toronto)	14,719
90,474	*	SPS Commerce, Inc	5,014
88,142	*	SVMK, Inc	1,575
423

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
70,143	*	Sykes Enterprises, Inc	$2,595
196,381	*	Teradata Corp	5,257
82,173		TiVo Corp	697
24,445		TTEC Holdings, Inc	968
51,534	*	Virtusa Corp	2,336
55,557	*	VMware, Inc (Class A)	8,433
87,935	*	WEX, Inc	18,419
28,776	*,g	Worldline S.A.	2,040
37,590	*	Zendesk, Inc	2,881
		TOTAL SOFTWARE & SERVICES	773,278

TECHNOLOGY HARDWARE & EQUIPMENT - 3.3%
10,627	*	Anixter International, Inc	979
964,735		Apple, Inc	283,295
106,950	*	Arlo Technologies, Inc	450
28,175		AVX Corp	577
18,747		Badger Meter, Inc	1,217
4,043		Belden CDT, Inc	222
106,110		Benchmark Electronics, Inc	3,646
1,302,522		Cisco Systems, Inc	62,469
2,446	*	Coherent, Inc	407
33,384		CTS Corp	1,002
39,009		Daktronics, Inc	238
131,732		Dolby Laboratories, Inc (Class A)	9,063
4,418	*	Fabrinet	286
25,626	*	FARO Technologies, Inc	1,290
982,203		Hewlett Packard Enterprise Co	15,578
766,619		HP, Inc	15,754
20,660	*	Insight Enterprises, Inc	1,452
9,147	*	Itron, Inc	768
93,108		Kemet Corp	2,519
52,874		Keyence Corp	18,566
27,207	*	Keysight Technologies, Inc	2,792
34,382	*	Kimball Electronics, Inc	603
193,000		Konica Minolta Holdings, Inc	1,257
151,900		Kyocera Corp	10,353
22,543		Littelfuse, Inc	4,313
7,912	*	Lumentum Holdings, Inc	627
8,736		Methode Electronics, Inc	344
66,742		Motorola Solutions, Inc	10,755
209,100		Murata Manufacturing Co Ltd	12,870
119,214		National Instruments Corp	5,048
26,169	*	Novanta, Inc	2,314
58,800		Omron Corp	3,427
5,055	*	OSI Systems, Inc	509
21,896	*	Plexus Corp	1,685
64,222	*	Ribbon Communications, Inc	199
15,267	*	Rogers Corp	1,904
20,007		Synnex Corp	2,577
4,348		TE Connectivity Ltd	417
54,261	*	Tech Data Corp	7,792
125,861	*	TTM Technologies, Inc	1,894
119,534		Vishay Intertechnology, Inc	2,545
36,400		Yaskawa Electric Corp	1,371
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	495,374
424

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
TELECOMMUNICATION SERVICES - 1.4%
40,702	*	Boingo Wireless, Inc	$446
4,361,013		BT Group plc	11,113
1,214,895		CenturyLink, Inc	16,049
52,413		Cogent Communications Group, Inc	3,449
792,000		HKT Trust and HKT Ltd	1,116
204,679	*	Iridium Communications, Inc	5,043
554,032		KDDI Corp	16,530
40,484		Millicom International Cellular S.A.	1,944
496,700		NTT DoCoMo, Inc	13,836
771,949		Orange S. A.	11,345
142,952	*	ORBCOMM, Inc	602
1,599,000		PCCW Ltd	946
185,118		Rogers Communications, Inc (Class B)	9,192
536,300	e	Singapore Telecommunications Ltd	1,324
3,479,100		Singapore Telecommunications Ltd	8,723
14,132	*	Sprint Corp	74
2,271		Swisscom AG.	1,202
2,071		Tele2 AB (B Shares)	30
658,563		Telefonica Deutschland Holding AG.	1,909
230,397		Telenor ASA	4,130
394,360		TeliaSonera AB	1,694
841,358		Telstra Corp Ltd	2,090
7,102		TELUS Corp	275
1,295,086		Verizon Communications, Inc	79,518
8,185,312		Vodafone Group plc	15,891
		TOTAL TELECOMMUNICATION SERVICES	208,471

TRANSPORTATION - 1.4%
26,400		All Nippon Airways Co Ltd	881
3,505		Amerco, Inc	1,317
21,910		ArcBest Corp	605
143,974		Auckland International Airport Ltd	849
2,308	*	Avis Budget Group, Inc	74
196,808		Canadian National Railway Co	17,804
60,300		Central Japan Railway Co	12,125
13,710		CH Robinson Worldwide, Inc	1,072
467,019		CSX Corp	33,794
255,787		Delta Air Lines, Inc	14,958
339,450		Deutsche Post AG.	12,907
130,100		East Japan Railway Co	11,743
132,255		easyJet plc	2,491
11,663	*	Echo Global Logistics, Inc	241
813		Expeditors International of Washington, Inc	63
18,939		Fraport AG. Frankfurt Airport Services Worldwide	1,608
75,281		Groupe Eurotunnel S.A.	1,313
18,300		Hankyu Hanshin Holdings, Inc	783
55,864	*	Hertz Global Holdings, Inc	880
2,894		Kansas City Southern	443
723		Kuehne & Nagel International AG.	122
459		Landstar System, Inc	52
1,516,864		MTR Corp	8,964
425

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
2,378		Nippon Yusen Kabushiki Kaisha	$43
111,859		Norfolk Southern Corp	21,715
98,900	e	Singapore Airlines Ltd	665
231,498		Southwest Airlines Co	12,496
14,066		Sydney Airport	86
1,128,301		Transurban Group	11,810
300,311		United Parcel Service, Inc (Class B)	35,154
200		West Japan Railway Co	17
		TOTAL TRANSPORTATION	207,075

UTILITIES - 2.2%
161,542	e	AltaGas Ltd	2,461
333,977		American Electric Power Co, Inc	31,564
26,096		American Water Works Co, Inc	3,206
500,415		APA Group	3,895
108,328		Centerpoint Energy, Inc	2,954
6,318		Clearway Energy, Inc (Class A)	121
704,500		CLP Holdings Ltd	7,395
949		CMS Energy Corp	60
246,054		Consolidated Edison, Inc	22,260
130,218		Dominion Energy Inc	10,785
18,998		DTE Energy Co	2,467
58,257	e	Enagas	1,486
2,295,399		Enel S.p.A.	18,234
10,425		Energias de Portugal S.A.	45
185,046		Eversource Energy	15,742
101,463		Fortis, Inc	4,210
286,392		Gas Natural SDG S.A.	7,212
5,412,461		Hong Kong & China Gas Ltd	10,575
1,385,303		Iberdrola S.A.	14,276
374,700		Kyushu Electric Power Co, Inc	3,251
646,471		Meridian Energy Ltd	2,178
1,226,920		National Grid plc	15,333
37,537		New Jersey Resources Corp	1,673
3,431		ONE Gas, Inc	321
109,555	g	Orsted AS	11,331
4,169		Pattern Energy Group, Inc	112
276,241		Public Service Enterprise Group, Inc	16,312
606,578		Scottish & Southern Energy plc	11,569
240,231		Sempra Energy	36,390
62,243		South Jersey Industries, Inc	2,053
669,030		Southern Co	42,617
609,523		Terna Rete Elettrica Nazionale S.p.A.	4,076
181,100		Tokyo Gas Co Ltd	4,401
3,282		UGI Corp	148
139,082		WEC Energy Group, Inc	12,828
248,120		Xcel Energy, Inc	15,753
		TOTAL UTILITIES	339,294

		TOTAL COMMON STOCKS	9,038,627
		(Cost $6,846,559)
426

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY			VALUE (000)
PREFERRED STOCKS - 0.2%

BANKS - 0.1%
233,115	*,e	Federal Home Loan Mortgage Corp			$2,762
740,991	*,e	Federal National Mortgage Association			8,855
		TOTAL BANKS			11,617

REAL ESTATE - 0.1%
390,000	*,e	Brookfield Property Partners LP			10,347
		TOTAL REAL ESTATE			10,347

		TOTAL PREFERRED STOCKS			21,964
		(Cost $34,103)

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
716,723		Repsol S.A.			340
		TOTAL ENERGY			340

MEDIA & ENTERTAINMENT - 0.0%
38,808	†	Media General, Inc			0
		TOTAL MEDIA & ENTERTAINMENT			0

		TOTAL RIGHTS / WARRANTS			340
		(Cost $339)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 0.9%

GOVERNMENT AGENCY DEBT - 0.2%
$10,000,000		Federal Home Loan Bank (FHLB)	1.560%	01/02/20	10,000
8,445,000		FHLB	1.571	01/23/20	8,438
4,330,000		FHLB	1.642	01/31/20	4,325
3,130,000		FHLB	1.587	02/28/20	3,122
10,573,000		FHLB	1.556	03/27/20	10,534
		TOTAL GOVERNMENT AGENCY DEBT			36,419

TREASURY DEBT - 0.2%
18,680,000		United States Treasury Bill	1.505-1.533	01/07/20	18,676
4,290,000		United States Treasury Bill	1.455	02/20/20	4,281
		TOTAL TREASURY DEBT			22,957

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
78,748,918	c	State Street Navigator Securities Lending Government Money Market Portfolio			78,749
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			78,749

		TOTAL SHORT-TERM INVESTMENTS			138,125
		(Cost $138,122)
427

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

VALUE (000)
	TOTAL INVESTMENTS - 100.2%	$15,182,469
(Cost $12,804,927)
	OTHER ASSETS & LIABILITIES, NET - (0.2)%	(24,888)
	NET ASSETS - 100.0%	$15,157,581

Abbreviation(s):
ADR	American Depositary Receipt
EUR	Euro
LIBOR	London Interbank Offered Rate
M	Month
OTC	Over The Counter
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $123,132,152.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/19, the aggregate value of these securities is $1,517,168,039 or 10.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

Forward foreign currency contracts outstanding as of December 31, 2019 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$7,172	EUR	6,490	Citibank N.A.	01/31/20	$(122)

Abbreviation(s):
EUR	Euro
428

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2019

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
SHORT-TERM INVESTMENTS - 100.0%

GOVERNMENT AGENCY DEBT - 56.8%
$34,500,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%	01/14/20	$34,479
50,000,000	FAMC	0.010	01/28/20	49,940
30,000,000	FAMC	0.010	02/18/20	29,938
40,000,000	FAMC	0.010	03/04/20	39,889
25,000,000	FAMC	0.010	03/20/20	24,914
15,000,000	FAMC	0.010	05/06/20	14,920
25,000,000	Federal Farm Credit Bank (FFCB)	0.010	02/12/20	24,951
41,250,000	FFCB	0.010	03/04/20	41,123
5,000,000	FFCB	0.010	03/06/20	4,986
3,400,000	FFCB	0.010	04/15/20	3,385
21,600,000	FFCB	0.010	05/06/20	21,483
20,000,000	FFCB	0.010	05/19/20	19,875
47,700,000	FFCB	0.010	06/05/20	47,375
18,000,000	FFCB	0.010	06/10/20	17,875
15,000,000	FFCB	0.010	07/06/20	14,878
20,000,000	FFCB	0.010	07/20/20	19,824
14,000,000	FFCB	0.010	07/31/20	13,871
8,000,000	FFCB	0.010	10/29/20	7,893
45,240,000	Federal Home Loan Bank (FHLB)	0.010	01/02/20	45,238
165,498,000	FHLB	0.010	01/03/20	165,483
71,350,000	FHLB	0.010	01/06/20	71,334
29,145,000	FHLB	0.010	01/07/20	29,137
96,907,000	FHLB	0.010	01/08/20	96,876
125,320,000	FHLB	0.010	01/09/20	125,276
141,780,000	FHLB	0.010	01/10/20	141,722
120,100,000	FHLB	0.010	01/13/20	120,037
140,050,000	FHLB	0.010	01/15/20	139,958
10,800,000	FHLB	0.010	01/16/20	10,793
40,100,000	FHLB	0.010	01/17/20	40,073
85,000,000	FHLB	0.010	01/21/20	84,926
136,000,000	FHLB	0.010	01/22/20	135,871
110,000,000	FHLB	0.010	01/24/20	109,888
50,000,000	FHLB	0.010	01/28/20	49,937
177,510,000	FHLB	0.010	01/29/20	177,277
35,950,000	FHLB	0.010	01/31/20	35,901
84,480,000	FHLB	0.010	02/03/20	84,361
160,300,000	FHLB	0.010	02/04/20	160,064
66,300,000	FHLB	0.010	02/05/20	66,198
15,000,000	FHLB	0.010	02/06/20	14,976
144,200,000	FHLB	0.010	02/07/20	143,964
210,270,000	FHLB	0.010	02/10/20	209,900
155,497,000	FHLB	0.010	02/11/20	155,217
123,000,000	FHLB	0.010	02/12/20	122,775
161,700,000	FHLB	0.010	02/14/20	161,385
120,229,000	FHLB	0.010	02/18/20	119,980
135,000,000	FHLB	0.010	02/19/20	134,714
429

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$109,125,000	FHLB	0.010%	02/21/20	$108,882
13,200,000	FHLB	0.010	02/24/20	13,169
89,235,000	FHLB	0.010	02/25/20	89,023
98,210,000	FHLB	0.010	02/26/20	97,969
107,972,000	FHLB	0.010	02/28/20	107,698
52,340,000	FHLB	0.010	03/02/20	52,203
24,000,000	FHLB	1.620	03/03/20	24,001
50,000,000	FHLB	0.010	03/04/20	49,861
145,574,000	FHLB	0.010	03/06/20	145,167
25,000,000	FHLB	0.010	03/10/20	24,927
93,929,000	FHLB	0.010	03/11/20	93,643
116,828,000	FHLB	0.010	03/13/20	116,461
75,260,000	FHLB	0.010	03/16/20	75,013
49,730,000	FHLB	0.010	03/18/20	49,533
35,000,000	FHLB	0.010	03/20/20	34,878
40,000,000	FHLB	0.010	03/30/20	39,844
31,770,000	FHLB	0.010	03/31/20	31,644
25,000,000	FHLB	1.600	04/01/20	24,999
54,175,000	FHLB	0.010	04/02/20	53,957
40,200,000	FHLB	0.010	04/03/20	40,028
23,200,000	FHLB	0.010	04/08/20	23,101
20,000,000	FHLB	0.010	04/09/20	19,913
56,000,000	FHLB	0.010	04/22/20	55,724
10,000,000	FHLB	0.010	04/24/20	9,950
25,000,000	FHLB	0.010	04/27/20	24,872
64,100,000	FHLB	0.010	05/01/20	63,769
25,000,000	FHLB	0.010	06/12/20	24,821
30,000,000	FHLB	0.010	06/19/20	29,775
28,550,000	Federal Home Loan Mortgage Corp (FHLMC)	0.010	01/13/20	28,535
10,000,000	FHLMC	0.010	01/17/20	9,992
50,000,000	FHLMC	0.010	01/21/20	49,948
39,800,000	FHLMC	0.010	02/03/20	39,737
25,000,000	FHLMC	0.010	02/13/20	24,951
33,000,000	FHLMC	0.010	02/20/20	32,923
111,450,000	FHLMC	0.010	02/24/20	111,184
26,610,000	FHLMC	0.010	02/27/20	26,543
17,400,000	FHLMC	0.010	03/05/20	17,348
50,000,000	FHLMC	0.010	03/24/20	49,810
14,240,000	FHLMC	0.010	04/09/20	14,179
90,000,000	FHLMC	0.010	04/17/20	89,583
77,500,000	Federal National Mortgage Association (FNMA)	0.010	01/02/20	77,497
25,000,000	FNMA	0.010	01/15/20	24,984
29,745,000	FNMA	0.010	01/16/20	29,726
50,000,000	FNMA	0.010	01/17/20	49,967
88,000,000	FNMA	0.010	02/05/20	87,869
25,000,000	FNMA	0.010	03/04/20	24,932
	TOTAL GOVERNMENT AGENCY DEBT			5,699,393

TREASURY DEBT - 18.9%
59,000,000	United States Treasury Bill	0.010	01/07/20	58,985
97,000,000	United States Treasury Bill	0.010	01/14/20	96,947
117,350,000	United States Treasury Bill	0.010	01/16/20	117,255
210,700,000	United States Treasury Bill	0.010	01/23/20	210,466
430

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$70,000,000		United States Treasury Bill		0.010%	01/30/20	$69,894
150,000,000		United States Treasury Bill		0.010	02/06/20	149,754
130,000,000		United States Treasury Bill		0.010	02/13/20	129,757
100,000,000		United States Treasury Bill		0.010	02/20/20	99,754
84,500,000		United States Treasury Bill		0.010	02/27/20	84,272
95,150,000		United States Treasury Bill		0.010	03/05/20	94,872
118,284,000		United States Treasury Bill		0.010	03/12/20	117,864
125,900,000		United States Treasury Bill		0.010	03/26/20	125,390
126,300,000		United States Treasury Bill		0.010	04/02/20	125,774
37,550,000		United States Treasury Bill		0.010	04/09/20	37,378
34,000,000		United States Treasury Bill		0.010	04/23/20	33,814
30,000,000		United States Treasury Bill		0.010	06/04/20	29,803
100,000,000		United States Treasury Bill		0.010	06/18/20	99,157
92,000,000		United States Treasury Note		2.000	01/31/20	92,004
93,000,000		United States Treasury Note		1.375	02/29/20	92,922
32,600,000		United States Treasury Note		1.375	04/30/20	32,551
		TOTAL TREASURY DEBT				1,898,613

VARIABLE RATE SECURITIES - 24.3%
44,500,000	i	Federal Agricultural Mortgage Corp (FAMC)	EFFR + 0.120%	1.670	02/26/20	44,500
65,000,000	i	FAMC	SOFR + 0.050%	1.590	03/18/20	65,000
35,000,000	i	FAMC	FRED - 2.950%	1.800	05/19/20	35,000
25,000,000	i	FAMC	EFFR + 0.100%	1.650	07/06/20	25,000
35,000,000	i	FAMC	EFFR + 0.090%	1.640	07/08/20	35,000
20,000,000	i	FAMC	SOFR + 0.040%	1.580	08/13/20	20,000
30,000,000	i	FAMC	FRED - 2.960%	1.790	08/28/20	30,000
44,000,000	i	FAMC	FRED - 3.020%	1.730	09/01/20	44,000
25,000,000	i	FAMC	SOFR + 0.060%	1.600	10/01/20	25,000
40,000,000	i	FAMC	LIBOR 1 M + 0.060%	1.751	10/01/20	39,982
45,000,000	i	FAMC	SOFR + 0.070%	1.610	10/02/20	45,000
25,000,000	i	FAMC	LIBOR 1 M + 0.030%	1.795	11/20/20	25,000
20,000,000	i	FAMC	SOFR + 0.080%	1.620	12/21/20	20,000
30,000,000	i	FAMC	LIBOR 1 M + 0.030%	1.766	12/21/20	30,000
50,000,000	i	FAMC	SOFR + 0.070%	1.610	12/23/20	50,000
10,000,000	i	FAMC	LIBOR 1 M + 0.120%	1.817	02/03/21	10,006
84,000,000	i	FAMC	SOFR + 0.070%	1.610	02/08/21	84,000
50,000,000	i	FAMC	SOFR + 0.060%	1.600	02/22/21	50,000
50,000,000	i	Federal Farm Credit Bank (FFCB)	LIBOR 1 M - 0.030%	1.680	01/07/20	50,000
96,700,000	i	FFCB	US Treasury Bill 3 M + 0.055%	1.581	01/27/20	96,697
80,000,000	i	FFCB	FRED - 2.980%	1.770	02/20/20	80,000
21,700,000	i	FFCB	FRED - 2.870%	1.880	05/29/20	21,700
50,000,000	i	FFCB	FRED - 2.960%	1.790	07/09/20	49,998
25,000,000	i	FFCB	US Treasury Bill 3 M + 0.110%	1.636	08/04/20	24,997
50,000,000	i	FFCB	US Treasury Bill 3 M + 0.045%	1.571	08/17/20	49,999
9,500,000	i	FFCB	FRED - 3.020%	1.730	09/28/20	9,494
52,500,000	i	FFCB	US Treasury Bill 3 M + 0.110%	1.636	12/28/20	52,491
50,000,000	i	FFCB	US Treasury Bill 3 M + 0.160%	1.686	01/19/21	49,995
8,300,000	i	Federal Home Loan Bank (FHLB)	US Treasury Bill 3 M + 0.070%	1.657	01/30/20	8,300
431

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$46,000,000	i	FHLB	SOFR + 0.080%	1.620%	05/11/20	$46,000
75,000,000	i	FHLB	SOFR + 0.020%	1.560	05/22/20	74,984
30,000,000	i	FHLB	SOFR + 0.035%	1.575	06/19/20	30,000
10,000,000	i	FHLB	SOFR + 0.030%	1.570	07/17/20	10,000
50,000,000	i	FHLB	SOFR + 0.100%	1.640	07/29/20	50,000
28,000,000	i	FHLB	SOFR + 0.045%	1.585	09/28/20	28,000
20,000,000	i	FHLB	SOFR + 0.120%	1.660	10/07/20	20,000
35,000,000	i	FHLB	SOFR + 0.130%	1.670	10/16/20	35,000
25,000,000	i	FHLB	LIBOR 1 M + 0.070%	1.788	01/11/21	25,000
30,000,000	i	FHLB	SOFR + 0.050%	1.590	01/22/21	30,000
36,000,000	i	FHLB	SOFR + 0.065%	1.605	02/26/21	36,000
40,000,000	i	FHLB	SOFR + 0.055%	1.595	05/14/21	40,000
40,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	SOFR + 0.000%	1.540	02/20/20	39,999
15,000,000	i	FHLMC	SOFR + 0.020%	1.560	03/04/20	15,000
183,000,000	i	FHLMC	SOFR + 0.040%	1.580	04/29/20	182,995
50,000,000	i	FHLMC	SOFR + 0.030%	1.570	06/17/20	50,000
25,000,000	i	FHLMC	SOFR + 0.030%	1.570	01/22/21	25,000
50,000,000	i	Federal National Mortgage Association (FNMA)	SOFR + 0.160%	1.700	01/30/20	50,005
42,000,000	i	FNMA	SOFR + 0.100%	1.640	04/30/20	42,008
24,000,000	i	FNMA	SOFR + 0.060%	1.600	07/30/20	24,000
15,000,000	i	FNMA	SOFR + 0.075%	1.615	10/30/20	15,000
72,500,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M + 0.000%	1.526	01/31/20	72,495
227,000,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M + 0.033%	1.559	04/30/20	226,978
100,000,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M + 0.045%	1.571	10/31/20	99,957
		TOTAL VARIABLE RATE SECURITIES				2,439,580

		TOTAL SHORT-TERM INVESTMENTS				10,037,586
		(Cost $10,037,586)

		TOTAL INVESTMENTS - 100.0%				10,037,586
		(Cost $10,037,586)
		OTHER ASSETS & LIABILITIES, NET - 0.0%				2,565
		NET ASSETS - 100.0%				$10,040,151

Abbreviation(s):
EFFR	Effective Federal Funds Rate
FRED	Federal Bank Prime Loan Rate
LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secured Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Cost amounts are in thousands.
432

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of College Retirement Equities Fund and Participants of Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account, and Money Market Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Social Choice Account, Money Market Account and portfolio of investments, of Inflation-Linked Bond Account (constituting College Retirement Equities Fund, hereafter collectively referred to as the "Accounts") as of December 31, 2019, the related statements of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Accounts as of December 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on the Accounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

February 20, 2020

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

433

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

13(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Dated: February 20, 2020	By:	/s/Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 20, 2020	By:	/s/Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and
Executive Vice President
(principal executive officer)

Dated: February 20, 2020	By:	/s/Glenn E. Brightman
Glenn E. Brightman
Executive Vice President, Chief Financial Officer and Principal Accounting Officer
(principal financial officer)

EXHIBIT INDEX

Item 13. Exhibits.

13(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer